As filed with the Securities and Exchange Commission on April 25, 2016

Registration Nos. 333-119364 and 811-21127

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 39	☒

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

(Exact Name of Registrant)

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, NE

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(800) 346-3677

Name and Address of Agent for Service:
Alison Ryan
Transamerica Advisors Life Insurance Company

c/o Office of General Counsel
425 West Capitol Avenue, Suite 1800
Little Rock, AR 72201

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485 (date)
☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐	on pursuant to paragraph (a) (1) of Rule 485 (date)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:

Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

Suite 1800

                              Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Prospectus May 1, 2016 Merrill Lynch Investor Choice Annuity® (IRA Series)

This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Transamerica Advisors Life Insurance Company (“we” or “us”). The Contract allows the owner (or “you”) to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference. We no longer offer the Contract for sale to new purchasers.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA, Roth IRA, SIMPLE IRA, or SEP IRA custodial account with Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”). Please note that prior to September 25, 2007, this Contract was permitted to be issued in connection with a retirement arrangement under Section 403(b) of the Internal Revenue Code (i.e. a tax sheltered annuity contract). However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through qualified contracts or accounts. If this Contract is not issued or purchased as such, the taxes on gains will not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account’s subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. Investing in this Contract involves risks, including possible loss of some or all of your investment.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

▶ B Class	▶ L Class
▶ C Class	▶ XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account’s subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

The subaccounts available under this Contract invest in underlying funds (“Funds”) of the Portfolio listed below:

SUBACCOUNT	PORTFOLIO
Invesco Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Comstock Fund	Invesco Comstock Fund
Invesco Value Opportunities Fund	Invesco Value Opportunities Fund
AB International Value Fund	AB International Value Fund
AB Discovery Value Fund	AB Discovery Value Fund
AB Value Fund	AB Value Fund
AllianzGI NFJ Dividend Value Fund	AllianzGI NFJ Dividend Value Fund
AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Capital Appreciation Fund
BlackRock Basic Value Fund, Inc. - Investor A Shares	BlackRock Basic Value Fund, Inc. - Investor A Shares
BlackRock Total Return Fund	BlackRock Total Return Fund
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares	BlackRock Capital Appreciation Fund, Inc. - Investor A Shares
BlackRock Global Opportunities Portfolio	BlackRock Global Opportunities Portfolio
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio
BlackRock S&P 500 Index Fund	BlackRock S&P 500 Index Fund
BlackRock Global Allocation Fund, Inc. - Investor A Shares	BlackRock Global Allocation Fund, Inc. - Investor A Shares
BlackRock Large Cap Core Fund	BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund	BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund	BlackRock Large Cap Value Fund
BlackRock International Fund	BlackRock International Fund
BlackRock Value Opportunities Fund, Inc. - Investor A Shares	BlackRock Value Opportunities Fund, Inc. - Investor A Shares
Columbia Acorn International	Columbia Acorn International
Columbia Acorn USA	Columbia Acorn USA
Columbia Large Cap Growth Fund V	Columbia Large Cap Growth Fund V
Columbia Mid Cap Growth Fund	Columbia Mid Cap Growth Fund
Davis New York Venture Fund, Inc. - Class A Shares	Davis New York Venture Fund, Inc. - Class A Shares
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Eaton Vance Floating-Rate Fund	Eaton Vance Floating-Rate Fund

SUBACCOUNT	PORTFOLIO
Eaton Vance Large-Cap Value Fund	Eaton Vance Large-Cap Value Fund
Federated Kaufmann Fund	Federated Kaufmann Fund
Federated Equity Income Fund, Inc. – Class A Shares	Federated Equity Income Fund, Inc. – Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Growth Fund
Janus Enterprise Fund	Janus Enterprise Fund
Janus Forty Fund	Janus Forty Fund
Lord Abbett Affiliated Fund, Inc. - Class A Shares	Lord Abbett Affiliated Fund, Inc. - Class A Shares
Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares	Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares
Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares	Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares
Oppenheimer Capital Appreciation Fund - Class A Shares	Oppenheimer Capital Appreciation Fund - Class A Shares
Oppenheimer Main Street Fund®	Oppenheimer Main Street Fund®
Oppenheimer Main Street Mid Cap Fund® - Class A Shares	Oppenheimer Main Street Mid Cap Fund® - Class A Shares
PIMCO CommodityRealReturn Strategy Fund®	PIMCO CommodityRealReturn Strategy Fund®
PIMCO Low Duration Fund	PIMCO Low Duration Fund
PIMCO Real Return Fund	PIMCO Real Return Fund
PIMCO Total Return Fund	PIMCO Total Return Fund
Pioneer Emerging Markets Fund - Class A Shares	Pioneer Emerging Markets Fund - Class A Shares
Pioneer Fund - Class A Shares	Pioneer Fund - Class A Shares
Pioneer Select Mid Cap Growth Fund - Class A Shares	Pioneer Select Mid Cap Growth Fund - Class A Shares
Pioneer High Yield Fund - Class A Shares	Pioneer High Yield Fund - Class A Shares
Pioneer Real Estate Shares Fund - Class A Shares	Pioneer Real Estate Shares Fund - Class A Shares
Ready Assets Government Liquidity Fund	Ready Assets Government Liquidity Fund
Templeton Foreign Fund	Templeton Foreign Fund
Templeton Growth Fund, Inc	Templeton Growth Fund, Inc
TA Dividend Focused	Transamerica Dividend Focused
TA Flexible Income	Transamerica Flexible Income
TA Multi-Cap Growth	Transamerica Multi-Cap Growth
TA Small/Mid Cap Value	Transamerica Small/Mid Cap Value
TA US Growth	Transamerica US Growth VP

For a more detailed list of the available subaccounts, please refer to “Appendix A – Portfolios Associated with the Subaccounts”. More detailed information concerning the Funds available through this Contract and their investment objectives, strategies, policies, risks, and expenses is contained in each Fund’s prospectus. Each year while you own the Contract, we will send you the current Fund prospectuses or summary prospectuses.

You may also obtain a prospectus for any of the Funds by contacting our Service Center. In addition, if you receive a summary prospectus for a Fund, you may obtain a full statutory prospectus by referring to the contact information for the Fund company on the cover page of the summary prospectus. Please read the current prospectus or summary prospectus for each of the Funds carefully before investing and retain them for future reference.

The Funds available under this Contract are also available for direct purchase by the general public outside of an annuity or life insurance contract. If you purchase shares of these Funds directly from a broker-dealer or mutual fund company, you won’t pay Contract or Separate Account charges, but you also won’t have annuity options, death benefits or other optional benefits available. Because of these additional Contract and Separate Account charges, which affect account values and subaccount returns, you should refer only to information regarding the Funds available through the Company, rather than to information that may be available through alternate sources.

Purchases and Redemptions of Fund Shares; Reinvestment. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix J “State Contract Availability and/or Variations of Certain Features and Benefits” later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2016 (known as the “SAI”). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission (“SEC”) and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI’s table of contents appears at the end of this Prospectus.

The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

The Securities and Exchange Commission has not approved these Contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features, and charges of the Contract may vary over time (and as noted above, may vary depending on your state), and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix J, and/or note Contract variations referenced throughout this Prospectus.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Definitions

•	account value: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

•	accumulation unit: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

•	accumulation unit value: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (usually 4:00 p.m. (ET)) on each day the New York Stock Exchange is open.

•	annuitant: Any natural person(s) on whose life annuity payments are based.

•	annuity date: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant’s 95th birthday.

•	annuity value: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

•	beneficiary(ies): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

•	contract anniversary: An anniversary of the contract date.

•	contract date: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

•	contract value: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.

•	contract year: A one year period starting on the contract date and on each contract anniversary thereafter.
•	Individual Retirement Account (“IRA Account”): A custodial account meeting the requirements of Section 408(a) of the Internal Revenue Code (“IRC”). SIMPLE IRA and SEP IRA Accounts are specific types of IRA Accounts.

•	Individual Retirement Annuity (“IRA”): An annuity meeting the requirements of Section 408(b) of the IRC. A SEP IRA Contract is a specific type of IRA.

•	joint annuitant: The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

•	maturity date: The latest possible annuity date.

•	monthaversary: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the monthaversary will be the first day of the following month.

•	net investment factor: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

•	nonqualified contract: A Contract issued in connection with a retirement arrangement other than a qualified contract or an arrangement described in the IRC.

•	qualified contract: A Contract issued in connection with a retirement arrangement described under Section 403(b), 408(b), or 408A of the IRC.

•	quarterversary: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent third month, the quarterversary will be the first day of the following month.

•	Roth Individual Retirement Account (“Roth IRA Account”): A custodial account meeting the requirements of Section 408A of the IRC.

•	Roth Individual Retirement Annuity (“Roth IRA”): An annuity meeting the requirements of Section 408A of the IRC.

•	service center: Where you send correspondence, inquiries and transaction requests. You may contact the Service Center by mail at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499-0001 or by phone at (800) 535-5549.
•	surrender value: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender, and increased by any credits, which are added upon surrender.

•	tax sheltered annuity: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

•	valuation period: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load Imposed on Premiums				None
State Premium Taxes				0% - 3.5%
Surrender Charge
Complete Years Elapsed Since Payment of Each Premium	As a% of premium withdrawn
	B Class	L Class	C Class	XC Class
0 years	7.0%	6.0%	2.0%	8.0%
1 year	6.0%	5.0%	0.0%	8.0%
2 years	5.0%	4.0%	0.0%	7.0%
3 years	4.0%	3.0%	0.0%	7.0%
4 years	3.0%	0.0%	0.0%	6.0%
5 years	2.0%	0.0%	0.0%	6.0%
6 years	1.0%	0.0%	0.0%	5.0%
7 years	0.0%	0.0%	0.0%	4.0%
8 years	0.0%	0.0%	0.0%	3.0%
9 years	0.0%	0.0%	0.0%	0.0%
			Maximum	Current
Transfer Fee[1]			$30	$25

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

Periodic Charges Other Than Fund Expenses

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts)	B Class	L Class	C Class	XC Class
Maximum Asset-Based Insurance Charge	2.00%	2.00%	2.00%	2.00%
Current Asset-Based Insurance Charge (if you purchased your Contract on or after June 23, 2008)†	1.35%	1.55%	1.70%	1.75%
Current Asset-Based Insurance Charge (if you purchased your Contract prior to June 23, 2008)	1.25%	1.45%	1.60%	1.65%

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

	Maximum	Current
Other Charges
Annual Contract Fee[2]	$75	$50

[1]	There is no charge for the first 12 transfers in a contract year.

[2]	The contract fee will be assessed per contract annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

	Maximum	Current
Annual Charge for Optional Riders[3]
Return of Premium GMDB (standard)[4]	0.40%	0.15%
Return of Premium GMDB (GMWB version)[5]	0.40%	0.15%
Return of Premium GMDB (GMIB version)[6]	0.40%	0.15%
Maximum Anniversary Value GMDB[4]	0.65%	0.25%
Greater of Maximum Anniversary Value and Roll-Up GMDB (Standard Version)[4]	1.20%	0.55%
Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)[7]	1.20%	0.65%
ADB[8]	0.50%	0.25%
GMIB[9]	0.90%	0.50%

GMIB EXTRA
For Contracts purchased on or after June 23, 200810†	1.20%	0.75%
For Contracts purchased prior to June 23, 2008[10]	1.20%	0.65%

GMWB Single Life
For Contracts purchased on or after June 23, 200811†	1.25%	0.65%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	1.55%	0.80%
For Contracts purchased prior to June 23, 2008[11]	1.25%	0.60%

GMWB Joint Life
For Contracts purchased on or after June 23, 200811†	1.50%	0.85%
For Contracts purchased on or after June 23, 2008 with the GMWB Income Enhancement Benefit11†	2.00%	1.15%
For Contracts purchased prior to June 23, 2008[11]	1.50%	0.75%

The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the most recently ended fiscal year* before any contractual waivers and expense reimbursements. Although certain Fund classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Range of Expenses for the Funds[12]	Minimum	Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including Investment Advisory Fees, 12b-1 Fees, and Other Expenses)	0.36%	3.26%

[3]	Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won’t deduct these charges after the annuity date.

†	If we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

*	For a list of these dates, see “Most Recently Ended Fiscal Years.”

[4]	The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit (“GMDB”). For more information, see “Death Benefit.”

[5]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see “Death Benefit.”

[6]	The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see “Death Benefit.”

[7]	The GMDB Base is generally the minimum value that would be paid under the GMDB. The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA rider (provided you purchased your Contract on or after June 23, 2008). For more information, see “Death Benefit.”

[8]	The ADB Base is the account value. For more information, see “Additional Death Benefit.”

[9]	The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit (“GMIB”). For more information, see “Guaranteed Minimum Income Benefit.”

[10]	The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see “Guaranteed Minimum Income Benefit EXTRA.”

[11]	The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit (“GMWB”). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see “Guaranteed Minimum Withdrawal Benefit.”

[12]	The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the most recently ended fiscal year for each Fund. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.

Most Recently Ended Fiscal Years

This Prospectus reflects information for each Fund as of the end of each Fund’s most recently completed fiscal year for which information was available as of the date of this Prospectus. These fiscal years are as follows:

Fiscal Year End	Funds
March 31, 2015

BlackRock Value Opportunities Fund, Inc., American Century Equity Income Fund, American Funds® EuroPacific Growth Fund®, Columbia Large Cap Growth Fund V, PIMCO CommodityRealReturn® Strategy Fund, PIMCO Real Return Fund, PIMCO Total Return Fund, PIMCO Low Duration Fund

June 30, 2015

BlackRock Basic Value Fund, Inc., BlackRock Global SmallCap Fund, BlackRock International Fund, BlackRock Low Duration Bond Portfolio, AMG Managers Cadence Capital Appreciation Fund, AllianzGI NFJ Small-Cap Value Fund, AllianzGI NFJ Dividend Value Fund, AllianzGI NFJ Mid-Cap Value Fund, Delaware Smid Cap Growth Fund, JPMorgan Multi-Cap Market Neutral Fund, JPMorgan Small Cap Growth Fund, Oppenheimer Main Street Mid Cap Fund®

July 31, 2015	American Funds® The Income Fund of America ®, Davis New York Venture Fund, Inc., Janus Forty Fund, Janus Enterprise Fund
August 31, 2015

BlackRock Capital Appreciation Fund, Inc., BlackRock Global Opportunities Portfolio, American Funds® The Growth Fund of America ®, Oppenheimer Capital Appreciation Fund, Oppenheimer Main Street Fund®, Templeton Foreign Fund, Templeton Growth Fund, Inc.

September 30, 2015	BlackRock Total Return Fund, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio
October 31, 2015

BlackRock Global Allocation Fund, Inc., BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, BlackRock Large Cap Value Fund, American Century Ultra® Fund, Eaton Vance Floating-Rate Fund, Federated Equity Income Fund, Inc, Federated Kaufmann Fund, Lord Abbett Affiliated Fund, Inc., Pioneer High Yield Fund, TA Flexible Income, TA US Growth, TA Dividend Focused, TA Multi-Cap Growth, TA Small/Mid Cap Value

November 30, 2015	AB Discovery Value Fund, AB International Value Fund, AB Value Fund, Fidelity® Advisor Equity Growth Fund, Pioneer Emerging Markets Fund, Pioneer Select Mid Cap Growth Fund
December 31, 2015

BlackRock International Index Fund, BlackRock Small Cap Index Fund, BlackRock S&P 500 Index Fund, Ready Assets Government Liquidity Fund, Invesco Value Opportunities Fund, Invesco Mid Cap Core Equity Fund, American Funds® The Bond Fund of America SM, American Funds® The Investment Company of America®, Cohen & Steers Real Estate Securities Fund, Columbia Acorn USA, Columbia Acorn International, Dreyfus Appreciation Fund, Inc., Eaton Vance Large-Cap Value, Lord Abbett Bond-Debenture Fund, Inc., Lord Abbett Mid Cap Stock Fund, Inc., Pioneer Fund, Pioneer Real Estate Shares Fund, Columbia Mid Cap Growth Fund, Invesco Comstock Fund

Examples

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, current Separate Account Annual Expenses, the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge (with the Income Enhancement Benefit) and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. These Examples assume the Contract was purchased on or after June 23, 2008. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

Example 1.  This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1286	$2418	$3552	$6578

(b)	$1009	$1612	$2251	$4239

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$656	$1968	$3282	$6578

(b)	$370	$1143	$1963	$4239

Example 2.  This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1215	$2381	$3364	$6710

(b)	$936	$1574	$2059	$4424

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$675	$2021	$3364	$6710

(b)	$389	$1201	$2059	$4424

Example 3.  This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$870	$2062	$3428	$6810

(b)	$587	$1246	$2133	$4565

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$690	$2062	$3428	$6810

(b)	$405	$1246	$2133	$4565

Example 4.  This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$1415	$2705	$3987	$6841

(b)	$1137	$1908	$2720	$4609

(2)  If you annuitize or remain invested in the Contract at the end of the applicable time period:

	1 Year	3 Years	5 Years	10 Years
(a)	$695	$2075	$3447	$6841

(b)	$409	$1260	$2156	$4609

Example 4, above, takes into account any bonus amounts that are subject to recapture. The circumstances under which bonus credits are recaptured are discussed later in this Prospectus.

Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the “Charges, Deductions, and Credits” section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Fund. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.

Condensed financial information containing the accumulation unit value history appears at the end of this Prospectus.

Capsule Summary of the Contract

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information (“SAI”). Please read this Prospectus carefully.

Your Contract in General

•	General. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) Contract or custodial account of another provider. Federal law limits maximum annual contributions to Qualified contracts.

Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.

The Contract itself does not provide the tax advantages typically provided by a variable annuity. The tax advantages available with this Contract exist solely through the qualified contract or account. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax-qualified plan, as well as the costs and benefits of the Contract (including the annuity income and death benefits), before you purchase the Contract in a tax-qualified plan.

•	Accumulation and Annuity Periods. Like all deferred annuities, the Contract has two phases: the “pay-in” or accumulation period and the “payout” or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

•	Death Benefit. The Contract also provides a death benefit payable if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies before the annuity date.

•	Retirement Savings Vehicle. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract may be subject to tax, and if taken before age 59 1⁄2 may also be subject to a 10% federal penalty tax. For these reasons, you need to consider your current and short-term income needs carefully before you decide to buy the Contract.

•	The Separate Account. You may allocate premium(s) into up to 20 of the available subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. You bear the entire investment risk for amounts you allocate to the subaccounts.

•	State Variations. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix J for state variations.

•	Controlling Documents. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

•	Other Contracts We Issue. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

For information concerning compensation paid for the sale of Contracts, see “Other Information – Selling the Contract.”

The Classes

•	The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a “Class.” Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount. The Internal Revenue Code generally requires that interest in a qualified contract be non-forfeitable, and it is unclear whether the bonus amount is consistent with these requirements. Consult a tax advisor before purchasing the XC Class as a qualified contract.

Premiums

•	Premium Flexibility. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, we accept the following as initial premiums:

➢	rollover contributions from certain qualified plans governmental, 457(b) plans, and IRAs (Roth IRAs for Roth IRA Contracts);

➢	amounts transferred from another IRA; and

➢	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. Withdrawals from tax sheltered annuities are restricted. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

•	Contributions. For calendar years after 2008 you may contribute up to $5,000 (indexed for inflation) to all IRAs, IRA Accounts, Roth IRA, and Roth IRA Accounts. This maximum contribution limit is increased by $1,000 if you will be age 50 or older. Excess premiums will be assessed with a 6% Federal penalty each year until the excess money is withdrawn from the account. Maximum contributions may vary each year. Please contact a tax advisor for further information.

•	Third Party Checks. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Advisors Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from rollovers or transfers from other financial institutions. Any third party checks not accepted by our company will be returned.

•	Maximum Premium. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, and owned by you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000.

•	Right to Refuse Premiums. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1⁄2.

•	Premium Allocation. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Ready Assets Government Liquidity Fund Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Government Liquidity Fund Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the Ready Assets Government Liquidity Fund Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Government Liquidity Fund Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Government Liquidity Fund Subaccount.

•	Maximum Number of Subaccounts. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

•	Funds Available for Investment. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see “Investments of the Separate Account” and the prospectuses for the Funds.

Transfers Among Subaccounts

•	Limitation on Transfers. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See “Transfers Among Subaccounts.” We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See “Transfers Among Subaccounts – Disruptive Trading.”

•	Minimum Amounts. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

•	Transfer Programs. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

➢	First, we offer a Dollar Cost Averaging Program where money you’ve put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See “Dollar Cost Averaging Program.”)

➢	Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See “Asset Allocation Program.”)

➢	Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value monthly, quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See “Rebalancing Program.”)

Partial Withdrawals, Guaranteed Lifetime Amount, and Surrender

•	Partial Withdrawals. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.

Partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

•	Systematic Withdrawal Program. Under a Systematic Withdrawal Program, you may have automatic withdrawals made monthly, quarterly, semi-annually, or annually. For more information, see the “Systematic Withdrawal Program” section, later in this Prospectus.

•	Guaranteed Lifetime Amount. If you elected the GMWB, you may take minimum annual withdrawals called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.

•	Surrender. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value.

•

Surrender Charge. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see “Surrender Charge”).

However, we won’t impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the “free withdrawal amount” determined as of the date we receive your withdrawal request. The “free withdrawal amount” equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.

•	Tax Consequences. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1⁄2. Withdrawals from tax sheltered annuities are restricted.

Death Benefits

•	Standard Death Benefit. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit (“GMDB”) below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending on the age of the owner (annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

•	GMDB Options. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirement specified for the GMDB option you choose:

➢	Return of Premium (a standard version or an alternative version is available if you elect either GMIB EXTRA or a GMWB)

➢	Maximum Anniversary Value

➢	Greater of Maximum Anniversary Value and Roll-Up (a standard version is currently available and an additional version is available if you purchased your Contract on or after June 23, 2008 and you elect the GMIB EXTRA)

If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

•	Additional Death Benefit. Contract owners may elect the Additional Death Benefit (“ADB”) for an additional charge if the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) is not over age 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.

You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under “Death Benefit” and “Additional Death Benefit.”

The payment of a death benefit may have tax consequences (see “Tax Information”).

Also, any death benefit applicable under a GMDB and/or ADB during the accumulation period will terminate upon the annuity date.

Annuity Payments

•	Annuity payments begin on the annuity date and are made under the annuity option you select.

•

For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, you may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. For IRA Series

Contracts, keep in mind that you may need to take distributions or annuitize prior to the oldest annuitant’s 95th birthday to meet Federal Required Minimum Distributions. The annuity date for IRAs and tax sheltered annuities is generally when the owner/annuitant reaches age 70 1⁄2. Details about the annuity options available under the Contract can be found under “Annuity Options.”

•	Annuity payments may have tax consequences (see “Tax Information”).

•	If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect a GMIB rider for an additional charge. If the annuitant and any joint annuitant are not under the age of 45 and not over the age of 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date, you may elect the GMIB EXTRA rider for an additional charge. The GMIB and GMIB EXTRA are optional riders that provide you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the rider.

•	All guaranteed benefit riders under the Contract terminate when annuity payments begin or on the maturity date. The only benefits that remain include the guarantees provided under the terms of the annuity option.

Fees and Charges

•	Asset-Based Insurance Charge. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don’t deduct this charge after the annuity date.

•	Surrender Charge. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

•	Contract Fee. If the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don’t deduct this fee upon payment of a death benefit or after the annuity date.

•	Transfer Fee. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

•	Rider Charges. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won’t deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see “Charges, Deductions, and Credits” later in this Prospectus.

•	Premium Taxes. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 3.5%.

•	Redemption Fee. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Fund Expenses. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

•	Current/Maximum Fees and Charges. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

You can find detailed information about all fees and charges imposed on the Contract under “Charges, Deductions, and Credits.”

Right to Review (“Free Look”)

•	When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

•	To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends on your state’s requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less any bonus amounts as of the date we receive your returned Contract.

Replacement of Contracts

•	It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract’s features, benefits, and charges compared to your existing contract. Because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

Transamerica Advisors Life Insurance Company and the Separate Account

Transamerica Advisors Life Insurance Company

Transamerica Advisors Life Insurance Company was incorporated under the laws of the State of Washington on January 27, 1986. It was re-domesticated to the State of Arkansas on August 30, 1991. It is engaged in the sale of life insurance and annuity products. On December 28, 2007, the Company became an indirect wholly owned subsidiary of Aegon USA, Inc., now Aegon USA, LLC (“Aegon USA”). On December 31, 2015 Aegon USA merged into Transamerica Corporation and is a wholly-owned direct subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of the Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Prior to July 1, 2010, the Company was known as Merrill Lynch Life Insurance Company. The Company was formerly an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. (“Merrill Lynch”), a corporation whose common stock is traded on the New York Stock Exchange.

The Separate Account

The Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on June 21, 2002. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account’s assets are segregated from all of our other assets.

Segregation of Separate Account Assets

Effect of Segregation	•	Obligations to contract owners and beneficiaries that arise under the Contract are our obligations.
	•	We own all of the assets in the Separate Account.
	•	The Separate Account’s income, gains, and losses, whether or not realized, derived from Separate Account assets are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
	•	The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account.
	•	If the Separate Account’s assets exceed the required reserves and other Contract liabilities, we may from time to time in the normal course of business, transfer the excess to our general account. Such excess amounts may include, without limitation, amounts representing fees and charges incurred, but not yet deducted from the Separate Account. Before making any such transfers, we will ensure that the Separate Account’s assets are sufficient to meet our obligations under the federal securities laws.
	•	The assets in the Separate Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct nor may the assets of the Separate Account be charged with any liabilities of other separate accounts.

Subaccount Investments

Subaccounts	•	Subaccounts may be added or closed in the future.

Performance of Similar Funds	•	All of the underlying mutual funds offered through this Separate Account are available to the general public.
	•	Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment adviser, subadviser, or manager is the same.
	•	Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Investments of the Separate Account

General Information and Investment Risks

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds’ prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to the Separate Account, separate accounts of Transamerica Advisors Life Insurance Company of New York (an indirect wholly owned subsidiary of Aegon USA), and members of the general public.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

The Funds

The funds available under the Contract are listed in Appendix A.

Certain Payments We Receive With Regard to the Funds

We (and our affiliates) may directly or indirectly receive payments, which may be significant, from the Funds, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 and Shareholder Service Fees. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.10% to 0.70% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. We may continue to receive 12b-1 or shareholder service fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or our affiliates provide.

•	Recordkeeping Fees. We receive fees from Fund assets for certain recordkeeping and transfer agency services. These fees are deducted from the assets of the Funds and decrease the Funds’ investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0% to 0.10% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, and/or distributor (or affiliates thereof) of the Funds may make payments to us and/or our affiliates. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees. The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.0% to 0.30% annually.

The combined percentages we receive with regard to each Fund currently range from 0.00% to 0.55%.

Furthermore, our parent, Aegon USA, receives indirect compensation on assets invested in Aegon USA’s proprietary Funds (the Transamerica Funds) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Aegon USA may receive more revenue with respect to proprietary Funds than nonproprietary Funds.

Proceeds from these payments by the Funds, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the Contract, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the Funds. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Other Information – Selling the Contract” in this prospectus.

Selection of Underlying Funds

We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund’s adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see “Certain Payments We Receive With Regard to the Funds.” We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing the subaccounts or an asset allocation model (See “Asset Allocation Program”), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund’s prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

The Company does not provide investment advice and does not recommend or endorse any particular underlying Fund or model. You bear the risk of any decline in the account value of your Contract resulting from the performance of the Funds you have chosen.

Other Share Classes and Portfolios

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

Purchases and Redemptions of Fund Shares; Reinvestment

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

Substitution of Investments

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio’s investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

Features and Benefits of the Contract

As we describe the Contract, we will often use the word “you.” In this context “you” means “contract owner.”

Ownership of the Contract

The contract owner is entitled to exercise all rights under the Contract. For IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts, the contract owner and annuitant must be the same person. You may designate a beneficiary. If you die before the annuity date, the beneficiary will receive a death benefit. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary’s written consent. If an eligible spouse is named as the sole primary beneficiary, that spouse may, if eligible, continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. See “Spousal Beneficiary Continuation Option.”

For Contracts purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account the contract owner will be the account, the annuitant must generally be the account owner, and the account must be the beneficiary.

Federal tax law does not permit a change of ownership of a qualified contract. We are not responsible for the tax consequences of any change in ownership. The Contract may not be sold, discounted, pledged, or assigned as collateral for a loan or as a security for the performance of any obligation unless permitted by law in your state. If certain qualified contracts are assigned, pledged or transferred, such contract may lose its status as a qualified contract.

Issuing the Contract

Issue Age.  For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, the contract owner and annuitant generally must be under 70 1⁄2 years old when we issue the Contract, unless certain exceptions are met. For Contracts purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S, the owner of the Account and any annuitant must not be older than 80 years old when we issue the Contract.

•	If you elect the GMIB, no annuitant can be older than age 75 when we issue the Contract.

•	If you elect the GMIB EXTRA, no annuitant can be younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008) when we issue the Contract.

•	If you elected a GMWB, no annuitant can be younger than age 60 (if you purchased your Contract prior to January 11, 2008) or age 55 (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) or older than age 80 when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

Information We Need To Issue The Contract.  Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we’ll issue a Contract. Generally, we’ll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven’t received necessary information within five business days (or longer if you consent), we will return the premium and no Contract will be issued.

Right to Review (“Free Look”)

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in a subaccount(s) other than the Ready Assets Government Liquidity Fund Subaccount, we’ll refund the account value less any bonus amounts as of the date we receive your returned Contract.

Classes

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes a different level of surrender charge and asset-based insurance charge. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the Contract:

➢	B Class — imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.25% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.35% (guaranteed not to exceed 2.00%);

➢	L Class — imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.45% (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.55% (guaranteed not to exceed 2.00%);

➢	C Class — imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.60% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.70% (guaranteed not to exceed 2.00%); and

➢	XC Class — imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing annually over 9 years following each premium payment. If you purchased your Contract prior to June 23, 2008, the asset-based insurance charge is 1.65% of subaccount assets (guaranteed not to exceed 2.00%). If you purchased your Contract on or after June 23, 2008, the asset-based insurance charge is 1.75% (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

Bonus Payment and Recapture (For XC Class)

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

Tier	If Cumulative Premium Payments Are:	Then Maximum Bonus Percentage Is:	Then Current Bonus Percentage Is:	Then Minimum Bonus Percentage Is:
1	Less than or equal to $25,000	5.0%	4.5%	3.0%
2	Greater than $25,000 but less than or equal to $125,000	5.5%	4.5%	3.0%
3	Greater than $125,000 but less than or equal to $500,000	5.5%	4.5%	3.5%
4	Greater than $500,000 but less than or equal to $1,000,000	6.0%	4.5%	4.0%
5	Greater than $1,000,000	7.0%	4.5%	4.5%

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier’s current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 × 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 × 0.055 (tier 2)). However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 × 0.055 (tier 2) + $375,000 × 0.055 (tier 3) + $200,000 × 0.06 (tier 4)). When calculating each bonus amount, “cumulative premium payments” do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each a “Promotional Period”). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the “free look” period (see “Right to Review (“Free Look”)”), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

Completed Years Since Receipt	Bonus Recapture Percentage for Surrenders and Partial Withdrawals
0	100%
1	65%
2	30%
3+	0%

If you die (or the annuitant dies if the contract owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse is eligible and elects to continue the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.

We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.

For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

(a)	is the bonus amount attributable to that premium; and

(b)	is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a “First In, First Out” (or “FIFO”) basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the “free withdrawal amount.” The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

For an example of how we calculate and recapture bonus amounts, see Appendix B.

The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

Premiums

Minimum and Maximum Premiums.  The initial premium must be $10,000 or more. The minimum subsequent premium is $50. No additional premium payments will be accepted on or after the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 85. The minimum premiums do not vary by Class. We may refuse to accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us or any other life insurance company affiliate, on your life (or the life of the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) exceed $1,000,000. New contributions (i.e., contributions other than transfers and rollovers) cannot be made to an IRA after age 70 1⁄2; however, if the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, and SEP IRA Account, we will accept new contributions into the Contract but not the Account. Restrictions on your subsequent premiums also apply if you elected a GMWB. (See “Guaranteed Minimum Withdrawal Benefit” later in this Prospectus.)

The Contract must be issued as an IRA Contract, Roth IRA Contract, or SEP IRA Contract, or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your

403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. Federal law limits maximum annual contributions to the Contract. For IRA Contracts, Roth IRA Contracts, or SEP IRA Contracts, we accept the following as initial premiums:

•	rollover contributions from certain qualified plans, governmental 457(b) plans, and IRAs;

•	amounts transferred from another IRA; and

•	contributions made pursuant to a Simplified Employee Pension up to certain limits.

Additional premiums will be accepted but cannot exceed the annual contribution limits for a calendar year, as specified under the IRC. The contract owner must determine whether any premium qualifies as a permissible contribution subject to favorable tax treatment under the IRC. The contract owner must also determine whether such amount qualifies as a permissible rollover contribution for income tax purposes.

How to Make Payments.  You must either make premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money transferred from your MLPF&S brokerage account.

Premium Investments.  As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Ready Assets Government Liquidity Fund Subaccount for the first 14 days following the contract date. After 14 days, we’ll put the money into the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Ready Assets Government Liquidity Fund Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the Ready Assets Government Liquidity Fund Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we’ll invest your premium immediately in the subaccounts you’ve selected or according to the composition of the asset allocation model you’ve selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Ready Assets Government Liquidity Fund Subaccount for the first 35 days following the contract date, unless this contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Ready Assets Government Liquidity Fund Subaccount.

Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Basic Value Subaccount, 58% allocated to the BlackRock Total Return Subaccount, and 30% allocated to the BlackRock Capital Appreciation Subaccount. However, you may not allocate 33 1⁄3% to the BlackRock Basic Value Subaccount and 66 2⁄3% to the BlackRock Capital Appreciation Subaccount. If we don’t get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions we have on file. If your existing allocation instructions include any subaccounts that are closed, we will not accept the premium payment. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

Accumulation Units

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

How Are My Contract Transactions Priced?

• We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

•  Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

• For premium payments, bonus amounts under an XC Class Contract, and transfers into a subaccount accumulation units are purchased.

•  For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

•  To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable, practicable or if the SEC permits such deferral.

How Do We Determine The Number of Units?

•  We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

•  Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

• The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

•  The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See “Charges, Deductions, and Credits – Other Charges.”)

Transfers Among Subaccounts

General.  Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed in the Ready Assets Government Liquidity Fund Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the Ready Assets Government Liquidity Fund Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” and “Rebalancing Program.”)

Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Market Timing and Disruptive Trading

Statement of Policy.  This variable annuity was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)

Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading or have concerns about our inability to detect or prevent any such trading.

Detection.  We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine that you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.

In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

●	impose redemption fees on transfers; or

●	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

●	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur despite the imposition of a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf ) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.

Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.

Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing or disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Investment Restrictions

If you elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying fund portfolios, known as designated investment options. In the future, we may change the investment restrictions.

One or more of the underlying fund portfolios that may be designated investment options under each optional rider, in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your contract value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing contract owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your contract value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial advisor whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your contract value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.

For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios’ current prospectuses.

Dollar Cost Averaging Program

What Is It?  The Contract offers an optional transfer program called Dollar Cost Averaging (“DCA”). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them, in accordance with your allocation instructions, to the subaccounts that you select, as described in “Minimum Amounts” below.

If you choose the Asset Allocation Program or the Rebalancing Program, or if you elected either a GMWB or a GMIB EXTRA, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

Participating in the DCA Program.  You can choose the DCA Program before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

Minimum Amounts.  To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount you will need to put more money in to continue the DCA Program.

When Do We Make DCA Transfers?  You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Ready Assets Government Liquidity Fund Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center.

We’ll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfer at any time. Currently, we don’t charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

Asset Allocation Program

The following is a general description of the Asset Allocation Program. A complete description is available in the brochure for the Program. This disclosure explains the material features of the Asset Allocation Program. The application and operation of the Asset Allocation Program are subject to the terms and conditions of the contract itself.

General.  We make available to contract owners an Asset Allocation Program, for which our affiliate Transamerica Asset Management, Inc. (“TAM”) provides investment advice. TAM is an investment adviser registered under the Investment Advisers Act of 1940. As compensation for its services, we currently pay TAM 0.0375% of the value of the assets in the Merrill Lynch Investor Choice Annuity® and the IRA Annuity® product’s Asset Allocation Programs. We pay compensation for these services from our own company assets. We may alter the amount we pay, or cease paying, TAM for these services at any time in our sole discretion. If you participate in the Asset Allocation Program, TAM serves as investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing or by proper telephone authorization at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. You do not pay a fee for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of TAM; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

There is no assurance that investment returns will be better through participation in the Asset Allocation Program. Your Contract may still lose money and experience volatility.

Asset Allocation Models.  Except as described below, a contract owner electing to participate in the Asset Allocation Program (a “Program participant”) will elect to have his or her contract value allocated according to one of the model portfolios developed by TAM. There are currently six asset allocation models to choose from:

•	Conservative (formerly, Capital Preservation) – seeks capital preservation

•	Moderately Conservative (formerly, Income) – seeks income

•	Moderate (formerly, Income & Growth) – seeks income and growth

•	Moderately Aggressive (formerly, Growth) – seeks growth

•	Aggressive (formerly, Aggressive Growth) – seeks aggressive growth

•	All Equity Plus – seeks aggressive growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Your Financial Advisor can assist you in completing the questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her financial situation, investment objectives, and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative, but the models are not constructed on an individualized basis for any one Program participant. Each model identifies one or more specific subaccounts and the percentage of premium or contract value allocated to each of those subaccount(s). The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccount(s) which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance. You may lose money by investing in an asset allocation model, the model may not perform as intended, an asset allocation model may perform better or worse than other models, and the models depend on the performance of the underlying funds of each model. The asset allocation models may be unsuccessful in maximizing returns and/or avoiding investment losses.

Certain Asset Allocation Models may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

Changes to the Composition of Asset Allocation Models.  On a quarterly basis, TAM reviews the asset allocation models and may adjust the composition of each model, which may include changes to the subaccount(s) in the model and/or the percentage allocations. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, TAM will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a “self-directed portfolio”). TAM provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, the Asset Allocation Program will be terminated as to that Program participant. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will no longer receive written materials from TAM about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of the calendar quarter.

Initial Allocation to the Selected Asset Allocation Model.  At the time you elect the Asset Allocation Program, you may choose to reallocate your contract value on the date of your election to the asset allocation model currently in effect, or you may choose to have your contract value reallocated on the last business day of the calendar quarter in which we receive the information necessary to process your request to the asset allocation model in effect for the calendar quarter following your election.

Quarterly Rebalancing.  On the last day of each calendar quarter, we automatically rebalance the contract value to maintain the subaccount(s) and percentages for each Program participant’s selected asset allocation model. If the last day of the calendar quarter reflects a non-business day, your contract will be reallocated as of the close of the next business day. This quarterly rebalancing takes account of:

•	increases and decreases in contract value in each subaccount due to subaccount performance,

•	increases and decreases in contract value in each subaccount due to withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments, and

•	any adjustments TAM has made to the selected model.

The first quarterly rebalancing will occur at the end of the first calendar quarter following the date the Program participant elects to participate in the Asset Allocation Program.

We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

Allocation of Future Premiums.  The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. In addition, in the event that a Program participant terminates his or her participation in the Program, unless we receive different instructions, any future premium payments will be allocated according to the percentage allocations of the previously selected model under the Program at the time the Program participant elected to terminate his or her participation.

Other Information.  At any time, a Program participant can request to change his or her selected model or can elect to terminate his or her participation in the Asset Allocation Program and allocate his or her contract value among the subaccounts. If a Program participant allocates contract value among the subaccounts, his or her participation in the Asset Allocation Program will terminate and we will consider the Program participant to be in a self-directed portfolio.

TAM will remind Program participants at least annually to determine whether the Program participant’s financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify their Financial Advisor of any changes to their financial situation or investment objectives or contact us if they wish to change their selected model or create a self-directed portfolio.

Funds selected by TAM to be part of an asset allocation model may be advised or subadvised by TAM or one of its affiliates. To the extent that TAM includes such proprietary Funds in its models, TAM and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See “Certain Payments We Receive With Regard to the Funds” for information on compensation with regard to proprietary Funds.) TAM considers the compensation it receives, among a number of other factors, when deciding to include proprietary funds in the asset allocation models. You should be aware of this potential financial benefit if you elect to participate in the Asset Allocation Program.

For more information on TAM’s role as investment adviser for the Program, please see TAM’s brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to Program participants at the time they enroll in the Program and annually thereafter. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don’t charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us with regard to existing Contracts or future Contracts, or both, for some or all classes of Contracts.

Rebalancing Program

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value monthly, quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

•	increases and decreases in account value in each subaccount due to subaccount performance, and
•	increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. Unless you instruct us otherwise, we allocate all premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don’t charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant’s asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

The Rebalancing Program in accordance with certain allocation parameters may be used to satisfy the Allocation Guidelines and Restrictions required by certain guarantees. (See “Guaranteed Minimum Income Benefit EXTRA” or “Guaranteed Minimum Withdrawal Benefit.”)

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

Partial Withdrawals

When and How Partial Withdrawals are Made.  Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See “Partial Withdrawals – Systematic Withdrawal Program.”) Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) We don’t impose a surrender charge on withdrawals to the extent that they do not exceed the “free withdrawal amount” determined as of the date of the withdrawal request.

The “free withdrawal amount” equals the greater of (a) or (b), where:	(a) = the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); less any prior withdrawals during that contract year; and
(b) = the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge.

The gain in the Contract is determined as the excess, if any, of (b) over (a) where:	(a) = all premiums paid into the Contract less prior withdrawals of premiums, and (b) = the contract value just prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the “free withdrawal amount” available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the “free withdrawal amount.” Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis.

Remember that partial withdrawals will reduce your account value. Depending on its amount and timing, a withdrawal may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. For example, partial withdrawals may reduce benefits under the GMWB rider by substantially more than the amount withdrawn. You should carefully consider whether a partial withdrawal under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Withdrawals may be subject to tax and prior to age 59 1⁄2 may also be subject to a 10% federal penalty tax. Withdrawals from tax sheltered annuity Contracts are restricted. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Tax Information.”)

Example.  Assume that you paid an initial premium of $100,000 for a Class B Contract. Assume that your account value equals $105,000 on a subsequent date due to positive investment performance. On that date, you withdraw $20,000. The “free withdrawal amount” equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000). Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.

Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once we’ve received a proper telephone authorization, by telephone. You may direct your withdrawal to be paid into your bank account or other financial institution or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See “Other Information – Notices and Elections” for additional information on potential delays applicable to telephone transactions.)

Minimum Amounts.  The minimum amount that may be withdrawn is $40. Unless you have elected a GMWB or GMIB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

What is the Systematic Withdrawal Program?  The Contract offers an optional Systematic Withdrawal Program. This program may not begin until at least 30 days after the contract date (35 days in California). You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value unless you specify otherwise. Fund Specific Systematic Withdrawals are allowed as long as you are not in an Asset Allocation Model. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the contract in the same contract year, exceed the “Available Systematic Withdrawal Program Amount” described under “Program Amounts” below.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make changes to this program at any time.

Participating in the Systematic Withdrawal Program.  You may choose the Systematic Withdrawal Program any time prior to the annuity date. You may elect the Systematic Withdrawal Program in writing or, once we receive proper telephone authorization, by telephone. You may change the payment date, frequency, payment amount, payment destination or cancel the Systematic Withdrawal Program at any time by notifying us in a form satisfactory to us. You may direct us to have the Systematic Withdrawal Program payments sent to your bank or other financial institution or the address of record. You may elect a payment date, which can be any date from the 1st through the 28th day of the month. Your participation in the program will automatically end when your Contract reaches the annuity date.

Program Amounts.  Each withdrawal must be for at least $40 and the remaining surrender value must be at least $5,000. We currently limit the total amount of these withdrawals in any contract year to:

•	10% of each premium paid into the Contract (but not more than the remaining premium in the Contract) that is subject to surrender charge, plus

•	100% of the remaining premiums in the Contract that are no longer subject to a surrender charge, less

•	any prior withdrawals from the Contract in that contract year.

Alternatively, you may select automatic withdrawals that correspond to values under certain riders (e.g., the Guaranteed Lifetime Amount, or a percentage of the GMIB EXTRA Roll-Up Base. Such automatic withdrawals may vary from year to year based on changes in the corresponding rider values. For more information, see “Death Benefit — GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (GMIB Version),” “Guaranteed Minimum Income Benefit EXTRA,” and “Guaranteed Minimum Withdrawal Benefit.”

Surrenders

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

Surrenders	•	Any request to surrender the Contract must be in writing.
	•	The Contract (or an affidavit of a lost Contract) must be delivered to our Service Center.
	•	We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the surrender which is equal to the account value minus any surrender charge (which varies according to the Class of the Contract), minus any recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge, or GMWB charge, and minus any applicable charge for premium taxes. (See “Charges, Deductions, and Credits.”)
	•	We won’t impose a surrender charge on the “free withdrawal amount” determined as of the date of the surrender request. (See “Partial Withdrawals” for a discussion of the calculation of the “free withdrawal amount.”)

Surrenders	•	Surrenders may be subject to tax and, if made prior to age 59 1⁄2, may also be subject to a 10% federal penalty tax. Surrenders of tax sheltered annuities before age 59 1⁄2, death, disability, severance from employment, or hardship may be restricted unless proceeds are transferred to another tax sheltered annuity arrangement. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request. (See “Federal Income Taxes.”)

Surrender Charges by Class	•	B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment.
	•	L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment.
	•	C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following payment of each premium.
	•	XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see “Charges, Deductions, and Credits – Surrender Charge.”

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

●	Any surrenders over $250,000 unless it is a custodial annuity;
●	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a contract owner’s account;
●	Any electronic fund transfer instruction changes on or within 15 days of an address change;
●	Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
●	Any surrender when the Company does not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
●	Any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, in our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in the Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee when required.

Death of Annuitant Prior to Annuity Date

If the annuitant dies before the annuity date, no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she, if eligible, may instead elect to continue the Contract. (See “Spousal Beneficiary Continuation Option.”)

Death Benefit

Standard Death Benefit. The Contract provides a death benefit to the beneficiary if you die (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account or SEP IRA Account) before the annuity date. Unless you purchase an optional guaranteed minimum death benefit (“GMDB”), the standard death benefit equals the account value, less uncollected charges (and for XC Class Contracts, any bonus amount subject to recapture), on the death of the owner. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.

GMDB Options. For an additional charge, you may elect one of the GMDB options available under the Contract subject to the following age restrictions.

Your Age (or the Age of the Annuitant, if the Owner is a IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) on the Contract Date		Optional Death Benefit
Age 75 or under	•	Maximum Anniversary Value GMDB
	•	Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)
Age 80 or under	•	Standard Return of Premium GMDB
	•	Return of Premium GMDB (GMWB version)
Age 45 or over and age 70 or under	•	Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)
Age 45 or over and age 75 or under	•	Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)
	•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If you purchase a GMDB under the B Class, L Class, or C Class Contracts, the death benefit equals the greater of the account value less uncollected charges or the GMDB Base (described below). However, if you purchase a GMDB under the XC Class Contract, the death benefit equals the greater of the account value, less uncollected charges and any bonus amounts subject to recapture on the death of the owner, or the GMDB Base. (See “Features and Benefits of the Contract – Bonus Payment and Recapture” for more information on bonus recapture.) If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

The GMDB options are:

•	Return of Premium GMDB (standard)
•	Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*
•	Return of Premium GMDB (GMWB version), available only if you elect a GMWB*
•	Maximum Anniversary Value GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB
•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), available only if you elect GMIB EXTRA**

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider); or if the Contract otherwise terminates. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB rider reaches settlement (see “Guaranteed Minimum Withdrawal Benefit”).

GMDB Base – Return of Premium (Standard Version). If you purchase the Return of Premium GMDB, the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b) where:

(a) = GMDB Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Base – Return of Premium (GMIB Version). If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:

• the premiums paid into the Contract less • “adjusted” withdrawals from the Contract.

For this formula, the GMDB Base is reduced dollar-for-dollar for withdrawals up to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of a contract year (known as the “dollar-for-dollar limit”). That is, the “adjusted” withdrawal is equal to the withdrawal amount. If a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, then the GMDB Base equals the current GMDB Base reduced by the “adjusted withdrawal” amount, which equals the requested withdrawal amount multiplied by (a) divided by (b) where:

(a) = GMDB Base

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

*	Only available to contract owners who purchased the Contract on or after January 12, 2007.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

If you notify us in writing and we determine the Required Minimum Distribution (“RMD”) for your Contract is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base at the beginning of the contract year, then the adjustment factor is 1.0 for such withdrawal provided the total number of withdrawals from any subaccounts, during the contract year, including the amount of the requested withdrawal, does not exceed the RMD for your Contract. See “Required Minimum Distributions” later in this Prospectus.

Please note that the Return of Premium GMDB (GMIB version) differs from the standard Return of Premium GMDB in the following ways:

•	The GMDB Base is reduced dollar-for-dollar for withdrawals up to the dollar-for-dollar limit. Only if a requested withdrawal during the contract year causes total withdrawals during the contract year to exceed the dollar-for-dollar limit, will the GMDB Base then equal the current GMDB Base reduced pro rata.

•	If a permissible owner/annuitant change is made (other than as a result of spousal continuation, or if ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the Return of Premium GMDB Base (GMIB version) will be reset to equal the current contract value, if lower.

•	The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions (see “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA”).

•	The Return of Premium GMDB (GMIB version) is only available if you elected the GMIB EXTRA (See “Guaranteed Minimum Income Benefit EXTRA” for age restrictions).

•	If you must take Required Minimum Distributions from your Contract, please see “Required Minimum Distributions,” under “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.

GMDB Base – Return of Premium (GMWB Version). If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section “Guaranteed Minimum Withdrawal Benefit”, the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant’s age at the time of the first withdrawal on or after the date the GMWB rider becomes effective (and may later be re-determined as a result of step-ups). If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See “GMWB Base” later in this Prospectus for a discussion on how the GMWB Base is calculated).

If a permissible annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.

Please note that the Return of Premium GMDB (GMWB version) differs from the standard Return of Premium GMDB in the following ways:

•	The Return of Premium GMDB (GMWB Version) is only available if you purchased your Contract on or after January 12, 2007.

•	The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.

•	If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.

•	The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.

GMDB Base – Maximum Anniversary Value. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value on the contract date or on a contract anniversary increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary. “Adjusted withdrawals” are calculated according to the formula used for the Return of Premium GMDB Base, as described above in the “GMDB Base — Return of Premium (Standard Version)” section.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80th birthday or the anniversary on or prior to your date of death. If an owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 80th birthday or the anniversary value on or prior to the annuitant’s date of death.

For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix C.

GMDB Base – Greater of Maximum Anniversary Value and Roll-Up (Standard Version). If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

•	the GMDB Maximum Anniversary Value Base; or

•	the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.

GMDB Base – Roll-Up. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts”). The Restricted Subaccounts currently include the Ready Assets Government Liquidity Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

GMDB Roll-Up Base A: GMDB Roll-Up Base A is equal to:

•	the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

•	subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

The GMDB Roll-Up Base A will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington), times the GMDB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMDB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMDB Roll-Up Base B: GMDB Roll-Up Base B is equal to:

•	the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

•	subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

•	all “adjusted” withdrawals (as defined in the box below) and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

The GMDB Roll-Up Base B will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

  (a) = GMDB Roll-Up Base B and

  (b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which the interest will accrue for purposes of calculating the GMDB Roll-Up Base A or GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 80th birthday;

3.	The date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix E.

GMDB Base — Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB Version).** (The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) is only available if you elect the GMIB EXTRA. See “Guaranteed Minimum Income Benefit EXTRA” later in this prospectus. In addition, under this rider, the owner must be the annuitant and only spouses may be joint annuitants. You must be no less than 45 years old, but no more than 75 years old to elect this rider.

If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version), the GMDB Base equals the greater of:

•	The GMDB Maximum Anniversary Value Base; or
•	The GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above in the “GMDB Base — Maximum Anniversary Value” section with the following exception:

•	We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 85th birthday or the anniversary on or prior to your date of death. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, we will use the annuitant’s 85th birthday or the anniversary on or prior to the annuitant’s date of death.

The GMDB Roll-Up Base is equal to:

•	the initial premium (all premiums prior to the first quarterversary are treated as initial premiums) allocated to subaccounts, with interest compounded daily from the contract date at an annual rate of 6%; plus

•	subsequent premiums received after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment at an annual rate of 6%; less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following each withdrawal at an annual rate of 6%.

**	Only available to contract owners who purchased the Contract on or after June 23, 2008.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 6% times the GMDB Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMDB Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals including the requested withdrawal is greater than 6% times the GMDB Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

  (a) = GMDB Roll-Up Base and

  (b) = the account value in all subaccounts

Both (a) and (b) are calculated immediately prior to the withdrawal.

•	The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base is limited. Interest accrues until the earlier of (1) the contract anniversary on or following the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) 85th birthday; and (2) the date of death of the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account).

Optional Reset: Under the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, on each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMDB Roll-Up Base be reset on such anniversary to equal the GMDB MAV Base, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the GMDB MAV Base on that anniversary exceeds the GMDB Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at any time by submitting written notice to our Service Center. The GMDB Roll-Up Base and the GMIB EXTRA Roll-Up Base must reset at the same time. See “Optional Reset” under “Guaranteed Minimum Income Benefit EXTRA”.

Systematic Withdrawal Program: Under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 6% of the GMDB Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMDB Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 6% of the GMDB Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMDB Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

The Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider will terminate if the GMIB EXTRA rider terminates (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version) rider, you must continue to comply with the Allocation Guidelines and Restrictions. (See “Allocation Guidelines and Restrictions” under “Guaranteed Minimum Income Benefit EXTRA.”)

GMDB Limitation.  If a contract owner dies (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) within 90 days of the contract date, the GMDB Base is zero and no GMDB will be payable.

GMDB Charge.  We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See “Charges, Deductions, and Credits – GMDB Charge.”)

Additional Death Benefit

You may elect the Additional Death Benefit (“ADB”) for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the Spousal Beneficiary Continuation Option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See “Spousal Beneficiary Continuation Option.”

The amount of the ADB depends upon the amount of gain in your Contract since the ADB effective date. Because withdrawals and poor investment performance of the Funds will reduce the amount of gain in your Contract, they will reduce the value of the ADB. It is possible that the ADB may not have any value.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

•	the ADB Gain multiplied by the ADB Gain Factor; and
•	the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (or the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain:  Account value less uncollected charges and bonus amounts subject to recapture upon death less ADB premiums, but not less than zero.

ADB Gain Factor:  If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Gain Factor is 45%. If the owner (or annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Gain Factor is 30%.

“ADB premiums” are equal to (a) – (b) where:

(a) = the premiums paid into the Contract;

(b) = prior withdrawals in excess of the ADB Gain after the contract date.

For purposes of this calculation, the ADB Gain is assumed to be withdrawn first.

ADB Cap:  ADB premiums less any premiums paid within six months prior to the owner’s (or the annuitant’s, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor:  If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB Limitation.  If the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) dies within 90 days of the ADB effective date, we will not pay the ADB.

ADB Charge.  We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – ADB Charge.”)

For an example of the calculation of ADB, see Appendix F.

Payment of Death Benefit

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

a.	The primary beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no primary beneficiary survives you,

b.	The contingent beneficiary who survives you (or who survives the annuitant if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account); or, if no contingent beneficiary survives you,

c.	Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See “Spousal Beneficiary Continuation Option”.

Death Benefit Options	•	Option 1: payment of the death benefit in a lump sum within five years of the date of such owner’s death; or

	•	Option 2: payment of the entire death benefit within five years of the date of such owner’s death; or

	•	Option 3: payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. Beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death.

In addition, for multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving due proof of death. (See “Other Information - Abandoned or Unclaimed Property.)

If the age of the owner (or an annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) is misstated, any death benefit will be adjusted to reflect the correct age.

Unless instructed otherwise, in writing, we will withhold the mandatory 10% federal withholding tax, and state tax, if applicable. Generally, death benefit proceeds may be taxable to the extent of gain. (See “Tax Information.”)

The payment of the death benefit is subject to our financial strength and claims-paying ability.

Spousal Beneficiary Continuation Option

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse, if eligible, may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of a certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The “spousal continuation date” is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.

Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase.

If the sole primary beneficiary of the Contract is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant’s social security number at the time of claim, she or he shall be treated as the owner/annuitant’s spouse. In those circumstances, the owner/annuitant’s spouse will be treated as the beneficiary of the Contract for purposes of applying the spousal continuation provisions of the Contract.

If the owner is an individual retirement account within the meaning of IRC sections 408 or 408A, if the annuitant’s spouse is the sole primary beneficiary of the annuitant’s interest in such account. In those circumstances, the Contract will continue after the annuitant’s death and the annuitant’s spouse will be treated as the beneficiary of the Contract for purposes of applying the spousal continuation provision of the Contract.

The GMDB or the ADB option will continue unless on the spousal continuation date your spouse is:

Over age 75	•	Maximum Anniversary Value GMDB

	•	Greater of Maximum Anniversary Value and Roll-Up GMDB (standard)

	•	ADB

Over age 80	•	Return of Premium GMDB (standard)

	•	Return of Premium GMDB (GMWB version);

Under age 45 or over age 70	•	Return of Premium GMDB (GMIB version) (if you purchased your Contract prior to June 23, 2008)

Under age 45 or over age 75	•	Return of Premium GMDB (GMIB version) (if you purchased your Contract on or after June 23, 2008)

	•	Greater of Maximum Anniversary Value and Roll-Up GMDB (GMIB version)

If the ADB continues, we will make the following adjustments to the ADB:

•	The ADB effective date will be reset to spousal continuation date.

•	The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)

•	The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

The GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date. (See “Guaranteed Minimum Income Benefit,” later in this Prospectus.)

The GMIB EXTRA rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was under age 45 or over age 75 (age 70 if you purchased your Contract prior to June 23, 2008) on the contract date. (See “Guaranteed Minimum Income Benefit EXTRA,” later in this Prospectus.)

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). (See “Guaranteed Minimum Withdrawal Benefit — Spousal Continuation,” later in this Prospectus.)

Spousal continuation does not satisfy the minimum required distribution rules for tax sheltered annuities. Therefore, if a spouse chooses to continue a tax sheltered annuity contract, he or she will be required to take minimum required distributions in order to avoid federal tax penalties.

Payments to Contract Owners

We’ll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

a.	the New York Stock Exchange is closed;

b.	trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

c.	the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account’s assets;

d.	the Securities and Exchange Commission by order so permits for the protection of security holders; or

e.	the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

If, pursuant to SEC rules, the Ready Assets Government Liquidity Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, then we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the Ready Assets Government Liquidity Subaccount until the Fund is liquidated.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner’s ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Contract Changes

Changes to the Contract	•

Requests to change the beneficiary or annuity date of a Contract (if permitted and acceptable to us) will take effect as of the date we receive such a request, unless we have already acted in reliance on the prior status.

	•	We are not responsible for the validity of such a request.
	•	Only our President, Vice President, Secretary, or Assistant Secretary may change this Contract. No one else has authority to modify or waive any provision of the Contract.
	•	Any change must be in writing, signed, and received at our Service Center.
	•	At any time, we may make such changes to the Contract, without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
	•	We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

Annuity Payments

We’ll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant’s 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.

Keep in mind that you may need to take distributions or annuitize at age 70 1⁄2 to meet Federal Required Minimum Distributions under a Contract. Until the annuity date, the account value will fluctuate. Generally, the annuity date for IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuities is when the owner/annuitant reaches age 70 1⁄2. However, we will not require IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, and tax sheltered annuity Contracts to annuitize at age 70 1⁄2 if distributions from the Contract are not necessary to meet Federal Required Minimum Distributions.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in “Annuity Options.” If you don’t choose an annuity option, we’ll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. We reserve the right to limit annuity options available to IRA Contract owners, Roth IRA Contract owners, SEP IRA Contract owners, and tax sheltered annuity Contract owners to comply with the IRC or regulations under it. Although we currently do not permit partial annuitization, i.e., you may not apply a portion of your contract value to an annuity option while keeping the remainder of your contract in force, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge, or GMWB charge, less any surrender charge unless prohibited by your state, and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant’s age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant’s “adjusted age”, the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. For IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, and SEP IRA Accounts, we will make annuity payments directly to the Account.

Evidence of Survival.  We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

Gender-Based Annuity Purchase Rates.  Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates. The SEP IRA Contract uses unisex annuity purchase rates.

Employers and employee organizations considering purchase of the Contract should consult with their legal advisor to determine whether purchasing a Contract containing gender-based payout rates is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. We may offer such contract owners Contracts containing unisex payout rates.

Misstatement of Age or Sex.  We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person’s age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

Annuity Options

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid. Please note that annuity options without a life contingency (e.g., payments of a fixed amount or for a fixed period) may not satisfy required minimum distribution rules. Consult a tax advisor before electing one of these options.

Death of Owner During the Annuity Period.  If the owner (or the annuitant, if the owner is a non-natural person) dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner’s death.

Death of Annuitant During the Annuity Period.  If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the beneficiary may choose either:

(a)	to receive payments for the remainder of the period guaranteed; or

(b)	to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

How We Determine Present Value of Future

Guaranteed Annuity Payments

Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

Payments of a Fixed Amount

We will make equal payments in an amount you choose until the sum of all payments equals the annuity value applied, increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don’t depend on the annuitant’s life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Payments for a Fixed Period

We will make equal payments for a period you select of at least ten years. These payments don’t depend on the annuitant’s life. If the annuitant dies before the end of the period, you (or if no surviving owner, the beneficiary) may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity*	We make payments for as long as the annuitant lives. Payments will cease with the last payment made before the annuitant’s death.

Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies before the period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant dies before the guarantee period ends, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

Life Annuity With Guaranteed Return of Annuity Value

We make payments for as long as the annuitant lives. In addition, even if the annuitant dies, we guarantee payments until the sum of all annuity payments equals the annuity value applied. If the annuitant dies while guaranteed amounts remain unpaid, the beneficiary may elect to have payments continued for the amount guaranteed or to receive the present value of the remaining guaranteed amount in a lump sum.

Joint and Survivor Life Annuity*	We make payments for the lives of the annuitant and a designated second person. Payments will continue as long as either one is living.

Joint and Survivor Life Annuity With Payments Guaranteed for 5, 10, 15, or 20 Years

We make payments during the lives of the annuitant and a designated second person. Payments will continue as long as either one is living. In addition, even if the annuitant and the designated second person die before the guaranteed period ends, we guarantee payments for 5, 10, 15, or 20 years. If the annuitant and the designated second person die before the end of the period, the beneficiary may elect to have payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the remaining guaranteed payments in a lump sum.

Individual Retirement Account Annuity

This annuity option is available only to IRA Contract owners, Roth IRA Contract owners, and SEP IRA Contract owners. Payments will be made annually based on either (a) the life expectancy of the annuitant; (b) the joint life expectancy of the annuitant and his or her spouse; (c) the life expectancy of the surviving spouse if the annuitant dies before the annuity date. Each annual payment will be determined in accordance with the applicable Internal Revenue Service regulations. Each subsequent payment will be made on the anniversary of the annuity date. Interest will be credited at our current rate for this option. On the death of the measuring life or lives prior to full distribution of the remaining value, we will pay that value to the beneficiary in a lump sum.

*	These options are “pure” life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

Guaranteed Minimum Income Benefit Riders

The Guaranteed Minimum Income Benefit (“GMIB”) and the GMIB EXTRA** (are optional riders that offer you the future ability to receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider). For a comparison of the significant differences between the two benefit riders, see Appendix K. For a detailed discussion of the GMIB and GMIB EXTRA, see “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” below.

**	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

Guaranteed Minimum Income Benefit

General.  If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB rider, which should be viewed as a payment “floor.” You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded even if you do not annuitize under this rider. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect GMIB, you cannot elect any GMWB option or the GMIB EXTRA rider.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

For an example of the GMIB, please see Appendix F.

Because of the 10-year waiting period, you should
not purchase the GMIB rider if you are over
age 60 at issue and may need to annuitize the
Contract at age 70 1⁄2 to meet Required Minimum
Distributions for IRAs, SEP IRAs, and tax
sheltered annuities.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. For payment of any GMIB benefit under a joint and survivor life annuity, you will be asked to designate a second person, referred to as the joint annuitant. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix J.

Important Information About the GMIB Rider:

• We will not refund the GMIB charges, even if you do not annuitize under the GMIB rider.

• There is a 10-year waiting period before you can annuitize under the GMIB rider.

• You must elect the GMIB rider at issue.

• Once you elect the GMIB rider, you cannot cancel it.

• You cannot elect the GMIB rider if the annuitant or the joint annuitant (if any) are older than age 75 on the contract date.

•    If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

How We Determine the Amount of Your Minimum Guaranteed Income.  If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates (“GMIB rates”) for the annuity option you select.

The GMIB Base is only used to calculate the GMIB, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and the GMIB EXTRA. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB Base.  The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV Base.  The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a) ÷ (b)
where:

 (a) = GMIB MAV Base and

 (b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier) and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB Roll-Up Base.  The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called “Restricted Subaccounts.”). The Restricted Subaccounts currently include the Ready Assets Government Liquidity Fund Subaccount, the Eaton Vance Floating-Rate Subaccount, and the JPMorgan Multi-Cap Market Neutral Subaccount.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base A:  GMIB Roll-Up Base A is equal to:

•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.

The GMIB Roll-Up Base A will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals:  If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base A on a dollar-for-dollar basis.

If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base A and

(b) = the account value in all subaccounts other than the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

For contract owners who purchased the Contract on or after January 12, 2007:

GMIB Roll-Up Base B:  GMIB Roll-Up Base B is equal to:

•	the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3% plus

•	subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less

•	all “adjusted” withdrawals (as defined in the box below) from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.

The GMIB Roll-Up Base B will not be less than zero.

For contract owners who purchased the Contract prior to January 12, 2007:

The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered “initial premium” for purposes of interest accrual.

“Adjusted” withdrawals:  If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB Roll-Up Base B on a dollar-for-dollar basis.

If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor is (a) divided by (b) where:

(a) = GMIB Roll-Up Base B and

(b) = the account value in the Restricted Subaccounts.

Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB Limitations.  The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

1.	The 20th contract anniversary;

2.	The contract anniversary on or following the annuitant’s 80th birthday (or the joint annuitant’s 80th birthday if earlier); or

3.	The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

For contract owners who purchased the contract on or after April 13, 2009:

Allocation Guidelines and Restrictions.   We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider, to allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Please note:   The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

For contract owners who purchased the contract prior to April 13, 2009:

Allocation Guidelines and Restrictions.  We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H.

We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the “Fee Table.”

Conditions for Electing to Receive Income Payments.  You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary. After the waiting period, you may only exercise the GMIB on a contract anniversary or within the 30 days immediately following that contract anniversary. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85th birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

Available Annuity Options.  The annuity options available when using the GMIB to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

Change of Annuitant.  If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant’s or joint annuitant’s age on the contract date was older than the age of the oldest annuitant or joint annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant’s or joint annuitant’s age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

GMIB Charge.  We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB is subject to our financial strength and claims-paying ability.

For an example of the calculation of the GMIB, see Appendix F.

Guaranteed Minimum Income Benefit EXTRA*

General.  In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. You may never need to rely upon the GMIB EXTRA rider, which should be viewed as a payment “floor.”

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.

Because of the 10-year waiting period, you should not purchase the GMIB EXTRA rider if you are over age 60 at issue and may need to annuitize the Contract at age 70 1⁄2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Please note that while the GMIB and GMIB EXTRA serve the same general purpose, there are differences between the two options. Please read this section and the “Guaranteed Minimum Income Benefit” section carefully to decide if either of these options is right for you.

*	If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the contract date. Only spouses may be joint annuitants. If the owner is a natural person, then the annuitant must be the owner. The GMIB EXTRA rider is irrevocable– that is, you may not cancel the GMIB EXTRA rider once you elect it. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a joint annuitant, but is at least age 45, but not over age 70 (age 75 if you purchased your Contract on or after June 23, 2008) on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse’s age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix J. Depending on when you purchased your Contract, the GMIB EXTRA may vary (e.g., age limitations, payout rates, and certain percentage rates).

Important Information About the GMIB EXTRA Rider:
•	We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.

•	There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)

•	You must elect the GMIB EXTRA rider at contract issue.

•	Once you elect the GMIB EXTRA rider, you cannot cancel it.

•	You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 (age 75 if you purchased your Contract on or after June 23, 2008).

•	If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.

How We Determine The Amount of Your Minimum Guaranteed Income. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates (“GMIB EXTRA rates”) for the annuity option you select.

The GMIB EXTRA Base is only used to calculate the GMIB EXTRA guaranteed income payments, and does not establish or guarantee an account value, cash value, minimum death benefit, or a minimum return for any subaccount.

Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. The payout rates may differ between the GMIB and GMIB EXTRA and may differ depending on when you purchased your Contract. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment “floor.” Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB EXTRA Base. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.

GMIB EXTRA MAV Base. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by “adjusted” withdrawals since the contract date or that anniversary.

For this formula, each “adjusted” withdrawal equals the amount withdrawn multiplied by (a)/(b) where:

(a) = GMIB EXTRA MAV Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate anniversary values until the earlier of:

•	the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•	the date you exercise your GMIB EXTRA.

Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

GMIB EXTRA Roll-Up Base: GMIB EXTRA Roll-Up Base is equal to:

•	the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); plus

•	all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008); less

•	all “adjusted” withdrawals (as defined in the box below) with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5% (6% if you purchased your Contract on or after June 23, 2008).

The GMIB EXTRA Roll-Up Base will not be less than zero.

“Adjusted” withdrawals: If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, we will not adjust withdrawals in the calculation above and thus withdrawals will reduce the GMIB EXTRA Roll-Up Base on a dollar-for-dollar basis.

If the total of all withdrawals, including the requested withdrawal, is greater than 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the requested withdrawal in the calculation above will be multiplied by an adjustment factor. The adjustment factor for the requested withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base and

(b) = the account value.

Both (a) and (b) are calculated immediately prior to such withdrawal.

Interest accrues until the earlier of:

•  the contract anniversary on or following the oldest annuitant’s 85th birthday; or

•  the date you exercise the GMIB EXTRA rider.

If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1⁄2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, please note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the IRA Account, SEP IRA Account or SIMPLE IRA Account if the IRA Account, SEP IRA Account or SIMPLE IRA Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of that contract year. If it does, your GMIB EXTRA Base will be adjusted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, effective at the beginning of the contract year, the adjustment factor for the requested RMD withdrawal is 1.0. Consequently, we will reduce your GMIB EXTRA Base dollar-for-dollar in the amount of the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If the total of all withdrawals during the contract year, including the requested RMD withdrawal, exceeds the amount necessary to satisfy the RMD rules for the Contract only, the adjustment factor for the requested RMD withdrawal is (a) divided by (b) where:

(a) = GMIB EXTRA Roll-Up Base, and

(b) = the account value

Both (a) and (b) are calculated immediately prior to such withdrawal.

For further information on RMDs, please see “Tax Information — Required Minimum Distributions.”

The imposition of the second — and more costly — adjustment factor to a withdrawal of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

For examples, please see Appendix N and Appendix O.

For contract owners who purchased the contract on or after April 13, 2009:

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation Models:

●	Moderately Conservative; or
●	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contract owners who purchased the contract prior to April 13, 2009:

Allocation Guidelines and Restrictions. If you elect the GMIB EXTRA rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.

Rebalancing Program. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

Important Mechanics of the Rebalancing Program.

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the contract date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;
•	Moderate; or
•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Optional Reset. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant’s 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value, if higher. Your request must be by written notification to our Service Center and must be received no later than 30 days following such anniversary. Please note that by writing to our Service Center you may elect to receive automatic annual resets on each contract anniversary if the contract value on that contract anniversary exceeds the GMIB EXTRA Roll-Up Base. Automatic annual resets continue until the earlier of (a) the 7th contract anniversary or (b) the contract anniversary on or following the oldest annuitant’s 75th birthday. You have the right to opt out of receiving the automatic annual resets at anytime by submitting written notice to our Service Center. Each time the GMIB EXTRA Roll-Up Base resets to equal the current contract value, a new 10-year waiting period begins before you can exercise GMIB EXTRA.

Because of the 10-year waiting period, you should not reset the GMIB EXTRA Roll-Up Base if you are over age 60 and may need to annuitize the Contract at age 70 1⁄2 to meet federal minimum distribution requirements for IRAs, SEP IRAs, and tax sheltered annuities.

Conditions For Electing To Receive Income Payments. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. After the waiting period, you may exercise the GMIB EXTRA only on or during the 30 day period following each contract anniversary. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.

If you annuitize your Contract at any time other than during a permitted exercise period (even if necessary to meet federal minimum distribution requirements for IRAs or tax sheltered annuities), the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your Contract 12 1⁄2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:

•	You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider even if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.

•	The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse’s age on the spousal continuation date, if earlier.

Available Annuity Options. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:

•	Life Annuity
•	Joint and Survivor Life Annuity
•	Life Annuity with Payments Guaranteed for 10 Years
•	Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.

Change of Annuitant. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70 (75 if you purchased your Contract on or after June 23, 2008). If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the

GMIB and the GMWB riders. For the GMIB riders, the joint annuitant is a second person designated for payment of any GMIB under a joint and survivor life annuity. The joint annuitant does not have any rights under the Contract or the rider.

Federal tax law requires that under an IRA, the owner must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMIB EXTRA rider. Consult a tax advisor. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant.

If there is a change of annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the annuitant is changed under any of the circumstances described below:

1)	a spouse of the current annuitant is added as joint annuitant who is at least age 45, but not older than age 70 (75 if you purchased your Contract on or after June 23, 2008) as of the effective date of the change;

2)	a spouse of the current annuitant is removed as a joint annuitant;

3)	as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.

Systematic Withdrawal Program. Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the GMIB EXTRA Roll-Up Base increases or decreases, then we will automatically increase or decrease the systematic withdrawals to be equal to 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less than $40 then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will reduce the GMIB EXTRA Roll-Up Base as described in the shaded box above entitled “Adjusted withdrawals.” For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

No Lapse Guarantee. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year, then the following will occur.

1)	An annuity date no earlier than the next contract anniversary will be set;

2)	the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and

3)	all riders attached to the Contract will terminate.

Any withdrawal which causes total withdrawals in any contract year to exceed 5% (6% if you purchased your Contract on or after June 23, 2008) of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

If we determine that the RMD for your Contract exceeds 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base at the beginning of the contract year, the No Lapse Guarantee will not terminate as a result, provided we determine that your GMIB EXTRA Roll-Up Base will be reduced dollar-for-dollar. (See “Required Minimum Distributions.”)

Please note that while the No Lapse Guarantee is in effect, the following provisions of your Contract are waived:
•	The inactive contract provision which is discussed under “Inactive Contract” in this Prospectus.
•

The minimum surrender value that is discussed under “Partial Withdrawals” in this Prospectus. However, this provision is not waived for a partial withdrawal that causes the No Lapse Guarantee to be terminated.

GMIB EXTRA Charge.  We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMIB Charge.”)

Payment of the GMIB EXTRA is subject to our financial strength and claims-paying ability.

For an example of the GMIB EXTRA, please see Appendix F.

Guaranteed Minimum Withdrawal Benefit

The Guaranteed Minimum Withdrawal Benefit is no longer available for purchase. If you previously purchased the Guaranteed Minimum Withdrawal Benefit, your benefits will remain the same. However, if you have previously purchased the Guaranteed Minimum Withdrawal Benefit and have since terminated or terminate at any time in the future, you may no longer elect to purchase it again.

General

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract and/or that you may live substantially longer than expected, and outlive your account value, you may purchase the GMWB on a single life (“Single Life”) basis or on a joint life (“Joint Life”) basis. For an additional charge, the Single Life and Joint Life*riders are available to new purchasers at contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as “GMWB.” If you elected the GMWB, during your lifetime you can take minimum annual withdrawals and payments from us, if necessary, regardless of your account value each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. This means if your account value is depleted at any time while the GMWB is in effect, we guarantee that we will make payments to you equal to the Guaranteed Lifetime Amount over your life (and your spouse’s life, if you select the Joint Life rider), subject to certain conditions and restrictions. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.

This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) and/or other “stretch” annuities whose required distributions are calculated using the Single Life Expectancy Table set forth in Treasury Regulation § 1.401(a)(9)-9, A-1.

*	If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

You should not elect a GMWB if:

•	you plan to take withdrawals in excess of the Guaranteed Lifetime Amount because such excess withdrawals may significantly reduce or eliminate the value of the benefit;

•	you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides; or

•	you are using the Contract to fund a roll-over tax sheltered annuity where withdrawal restrictions will apply.

The GMWB riders may not be available in every state; please see Appendix J. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix M.

Under the Joint Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed for your life and the life of the joint annuitant. Under the Single Life rider, lifetime withdrawals and payments from us, if necessary, are guaranteed only for your life. Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new joint annuitant under the Joint Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider, in addition to whether lifetime withdrawals and payments from us, if necessary, may be provided over one or two lives, is that under the Single Life rider, joint annuitants are not permitted; whereas under the Joint Life rider, joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix L.

What is the GMWB?

The GMWBs are optional riders that permit you to receive annual minimum withdrawals and payments from us, if necessary, regardless of your account value during your lifetime (or until the second annuitant’s death if there is a joint annuitant). There is an additional charge for this rider.

Important Information About the GMWB Rider:

•  If you do not choose to take withdrawals and/or do not receive lifetime payments while this rider is in effect, we will not refund the GMWB charges. If you do receive lifetime payments under your rider, there is a risk that the total amount of the lifetime payments you receive will not exceed the GMWB charges you have paid.

•  If you make withdrawals from your Contract while the rider is in effect, those withdrawals are made from your own account value. We are only required to start using our own money to make lifetime payments to you when and if your account value is reduced to zero (for any reason other than due to an excess withdrawal).

•  We have designed the rider to protect you from outliving your account value. If the rider is terminated or you (and your spouse, if you select the Joint Life rider) die before your account value is reduced to zero, neither you nor your estate will receive any lifetime payments from us, nor will the rider provide for any cash value build-up to provide lifetime payments.

•  We limit your withdrawals to the Guaranteed Lifetime Amount each contract year and impose certain investment allocation guidelines and restrictions in order to minimize the risk that your account value will be reduced to zero before your (or your spouse’s) death. Accordingly, a significant risk against which the rider protects — that your account value will be reduced to zero (other than due to an excess withdrawal) while you are still alive — may be minimal. Thus, these restrictions also significantly reduce the likelihood that we will make any lifetime payments to you under the rider. In fact, if your Contract’s investment performance over time is sufficient to generate gains that can sustain periodic withdrawals equal to or greater than the Guaranteed Lifetime Amount, then your account value will never be reduced to zero and we will never make lifetime payments to you.

•  For purposes of the Joint Life GMWB, if you have designated your spouse as your sole primary beneficiary, you may also designate your spouse as a second person whose life will be used to determine benefits under the GMWB rider, referred to as the “joint annuitant.” The joint annuitant does not have any rights under the Contract or the rider.

•  You (and your joint annuitant, if any) must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when you elected the GMWB rider (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•  If you elected either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.

•  For both new and existing Contracts, you may elect either a GMWB or a GMIB, but not both optional benefits.

•  Please note that all withdrawals – even withdrawals made while the GMWB is in effect – reduce your account value and death benefit.

•  We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

•  If you are under age 59 1⁄2, withdrawals under tax sheltered annuities are restricted. Generally, you should not purchase a GMWB rider under a tax sheltered annuity if you are younger than age 59 1⁄2 unless an exception to the withdrawal restriction applies. You should consult a tax adviser.

•  Federal tax law requires that if the owner is an individual natural person, then the owner also must be the annuitant. These tax rules may limit your right to change the annuitant or joint annuitant, which you would otherwise have under the GMWB rider. Changing an annuitant may have tax consequences. If the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, all references to owner shall mean annuitant and the age of the annuitant (and the age of the joint annuitant, if applicable) will be used. Joint annuitants may only be spouses.

•  If you elected the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus.

You should consult with your tax and financial professionals before purchasing the GMWB rider to determine whether the rider is suitable for you.

Important Term: The GMWB Effective Date is the date the GMWB rider becomes effective.

When May I Take Withdrawals?

If you elected the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the “free withdrawal amount”), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The “free withdrawal amount” is discussed earlier in this Prospectus.

In order to make withdrawals and still maintain the rider’s guarantee, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals, the GMWB Base (and therefore the Guaranteed Lifetime Amount) can increase due to: (a) positive investment performance for ten years after the GMWB Effective Date (or, if you purchased your Contract on or after January 12, 2007, for the life of the rider regardless of whether you take withdrawals); or (b) any roll-ups (for up to five contract years if you purchased your Contract on or after January 12, 2007, but before June 23, 2008 or up to ten contract years if you purchased your Contract on or after June 23, 2008). See definitions of “Lifetime Income Percentage” and “GMWB Base” below, to learn how your Guaranteed Lifetime Amount can increase.

What is the Guaranteed Lifetime Amount?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

Lifetime Income Percentage X GMWB Base = Guaranteed Lifetime Amount

More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger annuitant if there are joint annuitants) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step-up your Lifetime Income Percentage, based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any contract anniversary (on any third contract anniversary, if you purchased your Contract prior to September 1, 2006), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See “Automatic Step-Up” later in this section.)

If you purchased your GMWB Rider prior to January 11, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
60-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after January 11, 2008, but before June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

If you purchased your GMWB Rider on or after June 23, 2008, the following table applies:

Age Band of (Younger) Annuitant at First Withdrawal or at Spousal Continuation	Lifetime Income Percentage
0-54	0.0%
55-59	4.0%
60-69	5.0%
70-79	6.0%
80+	7.0%

Please note that any withdrawals you take before age 59 1⁄2 may also be subject to a 10% federal penalty tax.

If you elected the Single Life rider, annuitant changes are not permitted except upon spousal continuation. (See “Spousal Continuation” below.)

If you elected the Joint Life rider and later add a new joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (See “Spousal Continuation” below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse’s age band or on the surviving spouse’s age band on the spousal continuation date. If a joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age band on the date of the change. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

Example:  To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. Also assume that you purchased your Contract on or after June 23, 2008. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 6.0% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .06). If you add your spouse as a co-owner, age 66, on the next contract anniversary and the contract value is $120,000; then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 66 at the time of the change and your GMWB Base will be reset to $120,000. Consequently your Guaranteed Lifetime Amount will equal $6,000 ($120,000 X .05).

Important Note:  If you purchased your Contract on or after June 23, 2008 and you take your first withdrawal before the owner (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) reaches age 55, we will automatically redetermine the Lifetime Income Percentage on the contract anniversary on or following the owner/annuitant’s 55th birthday. Furthermore, any withdrawal taken prior to the anniversary following the younger owner’s 55th birthday will be treated as an Excess Withdrawal.

What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum withdrawals are not cumulative. You cannot carry over any unused guaranteed minimum withdrawals to any future contract years. The following example is helpful to understand this concept:

Example:  If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

What If I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an “excess withdrawal.” An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

Important:  Excess withdrawals will reduce your GMWB Base and may do so by substantially more than the actual amount of the excess withdrawal. Excess withdrawals will also reduce your Guaranteed Lifetime Amount. You must carefully manage your withdrawals if you elect the GMWB rider. Due to the long-term nature of the rider’s guarantee, there is a risk that you may need funds in excess of your Guaranteed Lifetime Amount, and that if you do not have other sources of income available, you may need to make withdrawals that will reduce or even eliminate the amount of any lifetime payments you may receive under your rider. If you believe you may need to make excess withdrawals, you should have other sources of liquidity to avoid having to do so; otherwise, the rider may not be appropriate for you.

What is the GMWB Base?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.

If you purchased your Contract before January 12, 2007, prior to your first withdrawal (for up to ten years after the GMWB Effective Date), your GMWB Base will equal your GMWB Maximum Anniversary Value (“MAV”) Base. If you purchased your Contract on or after January 12, 2007, your GMWB Base will equal the greater of your GMWB MAV Base and your GMWB Roll-Up Base. Below is a brief summary of how the GMWB Base may vary depending on the date that you purchased your Contract.

If you purchased your Contract prior to September 1, 2006:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, every third contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:

•	Prior to your first withdrawal, for up to ten years after the GMWB Effective Date, your GMWB Base equals your GMWB MAV Base. We will not continue to calculate anniversary values after ten years.

•	After your first withdrawal, on or after the GMWB Effective Date, we will step up your GMWB Base to equal your contract value, if higher, on each contract anniversary. This will also apply even if you take your first withdrawal after ten years following the GMWB Effective Date.

If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to five contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, the GMWB Base may only be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

If you purchased your Contract on or after June 23, 2008:

•	Prior to your first withdrawal, your GMWB Base equals the greater of your GMWB MAV Base (the calculation of which includes the highest contract value on the contract anniversary and any of the preceding eleven monthaversaries) and your GMWB Roll-Up Base. We will calculate an anniversary value on the GMWB Effective Date and on each subsequent contract anniversary; therefore, your GMWB MAV Base can increase each year for the life of the rider. In addition, your GMWB Roll-Up Base can increase through the 5% Roll-Up and any Automatic Roll-Up Resets for up to ten contract years.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

•	After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal or changed an annuitant during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your account value, if higher.

Important: You should carefully consider when to begin taking withdrawals if you have elected the GMWB. If you begin taking withdrawals too soon, you may limit the value of the GMWB. For example, you will not be able to increase your GMWB Base by making additional premium payments (if you purchased your Contract prior to September 1, 2006, your potential for increases through step-ups will be limited to every third contract anniversary). If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date.

Important: The GMWB Base is used only to calculate the Guaranteed Lifetime Amount and the GMWB Charge, it is not available for withdrawal, and does not establish or guarantee an account value, surrender value, minimum death benefit, or a minimum return for any subaccount.

When and How is the GMWB Base Calculated?	Calculation of your GMWB Base depends on when you make your first withdrawal. There are three distinct time periods that are important to consider:
(1) On the GMWB Effective Date

For contract owners who purchased the Contract before January 12, 2007:  If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

For contract owners who purchased the Contract on or after January 12, 2007:  If the GMWB Effective Date is the contract date, the GMWB Base equals the initial premium plus any additional premiums paid prior to the first quarterversary. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.

(2) Prior to the First Withdrawal

For contract owners who purchased the Contract on or after January 12, 2007:  Prior to the first withdrawal after the GMWB Effective Date, the GMWB Base equals the greater of the GMWB MAV Base and the GMWB Roll-Up Base.

For contract owners who purchased the Contract before January 12, 2007: Prior to the first withdrawal until ten years after the GMWB Effective Date, the GMWB Base equals the GMWB MAV Base.
GMWB MAV Base: If you purchased your Contract prior to June 23, 2008, the GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:
(a) is the GMWB Base on the GMWB Effective Date, or is the contract value, on each contract anniversary thereafter; and

(b) is the sum of all additional premiums since the last contract anniversary.

If you purchased your Contract on or after June 23, 2008, the GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where:

(a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and

(b) is the sum of all additional premiums since the date of the highest contract value used in the anniversary value calculation.

If you purchased your Contract prior to January 12, 2007, as long as the rider is in effect, we will calculate an anniversary value on the GMWB Effective Date and on each contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB Effective Date) and the 10th contract anniversary following the GMWB Effective Date. If you purchased your Contract on or after January 12, 2007, there is no ten-year limitation.

No additional anniversary values will be calculated thereafter for purposes of determining the GMWB MAV Base.

GMWB Roll-Up Base: The GMWB Roll-Up Base equals

• the GMWB Base on the later of the GMWB effective date plus additional premiums paid prior to the first quarterversary or the date of the most recent Automatic Roll-Up reset with interest compounded daily at an annual rate of 5%: plus

• all additional premiums (other than additional premiums paid prior to the first Quarterversary after the Contract Date) paid following the later of the GMWB effective date or the date of the most recent Automatic Roll-Up Reset with interest compounded daily from the effective date of each additional premium at an annual rate of 5%.

The period during which interest will accrue for purposes of calculating the GMWB Roll-Up Base is limited. Interest accrues until the earlier of:

• the date of your first withdrawal on or after the GMWB Effective Date; or

• the fifth contract anniversary if you purchased your Contract on or after January 12, 2007 but prior to June 23, 2008 following the later of the GMWB Effective Date or the most recent Automatic Roll-Up Reset or the tenth contract anniversary following the GMWB Effective Date (if you purchased your Contract on or after June 23, 2008).

Automatic Roll-Up Reset. If you purchased your Contract on or after January 12, 2007, but prior to June 23, 2008 on each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. The 5-year period restarts following the Automatic Roll-Up Reset.

If you purchased your Contract on or after June 23, 2008, on each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up Base to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary. The 10-year period does not restart following the Automatic Roll-Up Reset.

(3) On and After the First Withdrawal	If you have not exceeded the Guaranteed Lifetime Amount during a contract year, the GMWB Base does not change. It equals the GMWB Base immediately prior to a withdrawal. However, the GMWB Base on and after any excess withdrawal will equal the lesser of:

(a) the GMWB Base immediately prior to such withdrawal less the Adjusted Excess Withdrawal; and

Adjusted Excess Withdrawal = Excess Withdrawal X GMWB Base/Account Value, where both the GMWB Base and the Account Value are determined immediately prior to such Excess Withdrawal.

(b) the account value after the Excess Withdrawal.

Please note that if the first withdrawal occurs on a contract anniversary, the GMWB Base immediately prior to such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

Automatic Step-Up	•	If you purchased your Contract prior to September 1, 2006, on each third contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

	•	If you purchased your Contract on or after September 1, 2006, but before June 23, 2008, on each contract anniversary after the first withdrawal, if the contract value is higher than the GMWB Base, we will increase or “step-up” the GMWB Base to equal such value.

	•	If you purchased your Contract on or after June 23, 2008 and you have not taken an Excess Withdrawal or changed an annuitant during the contract year, then on each contract anniversary after the first withdrawal, we will increase or “step-up” the GMWB Base to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

	•	If you purchased your Contract on or after June 23, 2008 and you have taken an Excess Withdrawal or changed an annuitant during the contract year, then on the subsequent anniversary to the Excess Withdrawal, we will increase or “step-up” the GMWB Base to equal the contract value, if it is higher than the GMWB Base.

The GMWB charge percentage will not change as a result of any step-up.

Please note that if your GMWB Base increases, there will be a corresponding increase to the charge imposed for this optional feature, as the charge is calculated as a percentage of the GMWB Base.

What is the Income Enhancement Benefit?

If you purchased your Contract on or after June 23, 2008, you may elect the Income Enhancement Benefit for an extra charge. The Income Enhancement Benefit provides that after a one-year waiting period (the “Waiting Period”), if you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined to a hospital or nursing home due to a medical necessity for 180 of the last 365 days (the “Confinement Period”), we will double your Lifetime Income Percentage.

Important Information About the Income Enhancement Benefit:

•	The Income Enhancement Benefit may only be elected with the GMWB.

•	You cannot elect the Income Enhancement Benefit if you are already confined in a hospital or nursing care facility.

•	There is an additional charge for this benefit and it must be elected on the GMWB Effective Date.

•	There is a one-year waiting period from the GMWB Effective Date.

•	You or your spouse, if you selected the Joint Life rider must be confined at least 180 of the last 365 days.

•	If you or your spouse, if you selected the Joint Life rider leave the nursing home or hospital, we will revert the Lifetime Income Percentage back to the standard rate that is listed in the applicable Lifetime Income Percentage table.

•	You must submit appropriate paperwork and provide proof of confinement each contract year.

If you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are confined in a hospital or nursing facility due to a medical necessity for the Confinement Period and you have satisfied the Waiting Period (the Confinement Period and the Waiting Period are not required to occur consecutively), then we will double the Lifetime Income Percentage until the anniversary following the date you or your spouse, if you selected the Joint Life rider (or the annuitant, if the owner is an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account) are no longer confined.

Example:  To help you understand the Income Enhancement Benefit, assume that you purchased your Contract on or after June 23, 2008 and the first withdrawal was taken at age 72 and the applicable Lifetime Income Percentage is 6.0%. If you have satisfied the Waiting Period and have been confined in a hospital or nursing facility due to a medical condition for the Confinement Period, then the Lifetime Income Percentage will be increased to 12.0%.

Please note that any withdrawals you take before age 59 1⁄2 may also be subject to a 10% federal penalty tax.

The key terms under the Income Enhancement Benefit are defined as follows:

•	Hospital: An institution which: 1) is operated pursuant to the laws of the jurisdiction in which it is located; and 2) operates primarily for the care and treatment of sick and injured persons on an inpatient basis; and 3) provides 24-hour nursing service by or under the supervision of registered graduate professional nurses; and 4) is supervised by a staff of one or more licensed physicians; and 5) has medical, surgical and diagnostic facilities or access to such facilities.

•

Nursing Facility:  A facility, or that part of a facility, which: 1) is licensed to operate pursuant to the laws and regulations of the state in which it is located as a nursing facility or an Alzheimer’s disease facility; and 2) provides care prescribed by a physician and performed or supervised by a registered graduate nurse, in addition to room and board accommodations, 24-hour nursing services, 7 days a week by an on-site registered nurse and related services on a continuing inpatient basis; and 3) has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one physician; and 4) maintains a clinical record of each patient. A nursing facility may be either a freestanding facility or a distinct part of a facility such as a ward, wing, unit, or swing bed of a hospital or other institution. If the facility complex to which an insured person is confined consists of wards, wings, floors, units, or swing-beds, the area of the facility in which such insured person is confined must be licensed as a nursing facility and the insured person’s assigned bed must be included as a part of such license.

The term “Nursing Facility” does not include, for example: 1) a hospital (except as provided above); 2) a rehabilitation hospital; 3) a place which is primarily for treatment of mental or nervous disorders, drug addiction, or alcoholism; 4) a home for the aged; 5) a rest home, community living center, or a place that provides domestic, resident, retirement or educational care; 6) assisted living facilities; 7) personal care homes; 8) residential care facilities; 9) adult foster care facilities; 10) congregate care facilities; 11) family and group assisted living facilities; 12) personal care boarding homes; 13) domiciliary care homes; 14) basic care facilities; or 15) similar facilities.

•	Medical Necessity: Confinement prescribed by a physician based on the individual’s inability to sustain himself or herself outside of a hospital or nursing facility due to physical or cognitive ailments.

•	Physician: A doctor of medicine or doctor of osteopathy, who is licensed as such and is operating within the scope of the license.

Please note that we require confirmation of confinement while you receive benefits under the Income Enhancement Benefit. Confirmation of confinement that you provide must be deemed satisfactory to us. Once you are no longer confined, the Lifetime Income Percentage will revert back to the applicable Lifetime Income Percentage listed in the applicable Lifetime Income Percentage table. Once confinement ends, you may requalify by satisfying the Income Enhancement Benefit requirements. You cannot elect the Income Enhancement Benefit if the qualifying person or persons is/are already confined in a hospital or nursing facility.

Important:  It is possible that the increased payment amounts provided under the Income Enhancement Benefit could cause you to violate RMD rules. You should consult a tax adviser with respect to your own individual circumstances before purchasing the Income Enhancement Benefit.

Important:  If you are an employed participant in a tax sheltered annuity plan, you may not be able to take advantage of the Income Enhancement Benefit before age 59 1⁄2 unless you also meet one of the exceptions to the pre-age 59 1⁄2 withdrawal restrictions.

Are Surrender Charges Applicable to Excess Withdrawals?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under “Partial Withdrawals,” earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See “Charges, Deductions, and Credits – Surrender Charge” and “Charges, Deductions, and Credits – How the Surrender Charge Works” later in this Prospectus for a discussion of how surrender charges are calculated.)

Is a Minimum Surrender Value Required After a Partial Withdrawal?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the account value below $5,000, we will either deny the request or terminate the Contract.

May I Cancel the GMWB Rider?

You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may not re-elect the GMWB rider after cancellation.

When Will the GMWB Rider Terminate?

The GMWB rider will terminate upon the earliest of:

•	full surrender;

•	a withdrawal that reduces the GMWB Base to zero;

•	annuitization (under the Contract);

•	death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

•	death of annuitant (if owner is custodial IRA Account) if not continued under Spousal Beneficiary Continuation Option;

•	termination of the Contract;

•	establishment of an annuity date when your account value is reduced to zero, even if your GMWB Base is greater than zero; as described in “What if My Account Value Reaches Zero?” below;

•	following a divorce, the date of death of the joint annuitant if such death occurs before we receive notice of the divorce and the account value is greater than zero; or

•	cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See “Features and Benefits of the Contract – Inactive Contracts” in your Prospectus.)

What if My Account Value Reaches Zero?

If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

How GMWB Settlement Works
•	We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.
•	We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.
•	We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

For an example of the operation of the Guaranteed Minimum Withdrawal Benefit, see Appendix H.

Required Minimum Distributions

Beginning in the year in which you reach age 70 1⁄2, provided that you have not begun annuity payments, we will send you a notice at the beginning of each calendar year advising you of the RMD amount for the Contract. If the Contract is owned by an IRA Account, SEP IRA Account or SIMPLE IRA Account, note that the RMD amount for the Contract will not be the full amount necessary to satisfy the RMD for the Account if the Account holds assets in addition to the Contract. Special rules apply to withdrawals of the RMD amount for the Contract only.

Because RMD requirements apply to calendar years, and cumulative withdrawals are determined based on contract years, you must notify us in writing if a particular withdrawal request is being made in order to satisfy your RMD. We will then determine whether the requested RMD withdrawal amount plus any withdrawals you have already taken during that contract year (together, “cumulative withdrawals”) is greater than your Guaranteed Lifetime Amount. If it is, your GMWB Base will be impacted as follows:

Cumulative withdrawals less than or equal to RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) do not exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount we will not reduce your GMWB Base; the GMWB Base remains as it was prior to the RMD withdrawal.

Cumulative withdrawals greater than RMD for the Contract:

If cumulative withdrawals for the contract year (including the requested RMD withdrawal) exceed the amount necessary to satisfy the RMD rules for the Contract only, then to the extent withdrawals exceed the Guaranteed Lifetime Amount:

(i)	we will not reduce your GMWB Base for the portion of the excess withdrawal that satisfies RMD rules for the Contract only
(ii)	we will treat the remaining portion that exceeds your RMD requirement for the Contract as an excess withdrawal, and the GMWB Base will be reduced.

We will subtract from the GMWB Base, as determined just prior to the requested withdrawal, the excess withdrawal amount multiplied by the GMWB Base divided by the account value, where both the GMWB Base and the account value are determined immediately prior to the such excess withdrawal;

(iii)	your new GMWB Base will equal the lesser of the resulting amount in (ii) or your account value after the requested withdrawal is deducted.

Excess withdrawal treatment of the RMD amount for the Contract may generally be avoided through careful timing of RMD withdrawals — e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year — and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

Allocation Guidelines and Restrictions

If you elected the GMWB rider, you must use certain models in our Asset Allocation Program or participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. For both new and existing Contracts, we reserve the right to change these Allocation Guidelines and Restrictions or impose additional limitations on your ability to allocate to or make transfers among the subaccounts.

The asset allocation models and Rebalancing Program’s investment restrictions are generally designed to provide consistent returns by minimizing risk. In minimizing risk, however, such programs may also limit the potential for your account value to appreciate. If you were not subject to the Allocation Guidelines and Restrictions under this rider, it is possible that you could earn a higher rate of return on your account value. You should consult with your registered representative to assist you in determining whether these models and/or investment restrictions are suited for your financial needs and risk tolerance.

For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

For contact owners who purchased the contract on or after April 13, 2009:

Rebalancing Program.  If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 25% but no more than 60% to subaccounts in the following investment categories: Large Cap, Mid Cap, Small Cap, International and Balanced (60% of the percentage allocated to any Balanced subaccount will count towards meeting the 25% minimum and 60% maximum allocation requirement to these investment categories). Additionally, no more than 40% of total allocations among the following investment categories is permissible: Small Cap, International, Alternative, and Money Market. The subaccounts currently available in these investment categories are listed in Appendix H of this Prospectus.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Please note: The changes described in the preceding two paragraphs do not apply to contracts issued in Florida, New Jersey, Oregon, or Texas.

Important Mechanics of the Rebalancing Program:

●	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

●	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

●	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

●	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

●	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

●	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program.  If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative; or

•	Moderate.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

For contact owners who purchased the contract prior to April 13, 2009:

Rebalancing Program.  If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix H.

Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

Important Mechanics of the Rebalancing Program:

•	You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

•	Your first rebalancing date must be within 95 days from the GMWB Effective Date.

•	You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

•	You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

•	If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

•	Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

Asset Allocation Program. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

•	Moderately Conservative;

•	Moderate; or

•	Moderately Aggressive.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.

If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions that satisfy the Allocation Guidelines and Restrictions. If you do not provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.

Change of Annuitant

For contract owners who purchased the Contract prior to January 12, 2007:

If you purchased your Contract prior to January 12, 2007, under the Joint Life rider, when adding a new joint annuitant, the new joint annuitant must be at least 60 and not more than 80 years old as of the GMWB Effective Date, except upon spousal continuation where the maximum age limit is waived for the surviving spouse.

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, changes of annuitant are not permitted except upon spousal continuation. The new annuitant must be at least 60 years old (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008). If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. The maximum age limit is waived for the surviving spouse upon spousal continuation subject to the maturity date.

If you purchased your Contract on or after January 12, 2007, under the Joint Life rider, adding a new joint annuitant resets the GMWB Base to the current account value, if lower. The new joint annuitant must be at least 60 (if you purchase your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse subject to the maturity date. If you purchased your Contract on or after June 23, 2008, there is no minimum age requirement for the new annuitant. Removing a joint annuitant does not affect the GMWB Base. The Contract does not permit two annuitants. However, you may designate a second person referred to as the joint annuitant for certain purposes solely under the GMIB and the GMWB riders. For the GMWB, the joint annuitant is a second person whose life will be used to determine the benefits under the GMWB rider. For purposes of the GMWB rider, the joint annuitant must be a spouse. The joint annuitant does not have any rights under the Contract or the rider.

Spousal Continuation*

Single Life

For contract owners who purchased the Contract on or after January 12, 2007:

Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old (if you purchased your Contract prior to January 11, 2008) or at least 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the spousal continuation date (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008). If (i), (ii) and (iii) are satisfied, then the following changes will occur:

•	If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or

*              Important note: If the contract owner is a non-natural owner and a non-grantor trust, spousal continuation generally is not available, and the GMWB may not be appropriate. In addition, spousal continuation may not satisfy RMD rules for tax sheltered annuities. Please consult your tax advisor.

•	If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date; and

•	The Lifetime Income Percentage will be re-determined based upon the surviving spouse’s age band on the spousal continuation date.

Joint Life

Under the Joint Life rider, an eligible spousal beneficiary can continue the Contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:

Both Spouses “Covered”

(i) If both spouses are joint annuitants under the Joint Life rider; and (ii) each spouse has designated his or her “surviving spouse” as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.

One Spouse “Covered”

(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:

•	The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;

•	The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse on the spousal continuation date.

For contract owners who purchased the Contract prior to January 12, 2007:

If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.

For all Contracts, regardless of when purchased, you must designate your spouse as the sole primary beneficiary in order for him/her to be able to continue the GMWB rider under the spousal beneficiary continuation option.

In the Event of Divorce

In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; therefore, lifetime withdrawals are not guaranteed for the lives of both the joint annuitants under a Joint Life rider if such joint annuitants divorce before your account value reaches zero. For this reason, we generally do not permit former spouses to continue as joint annuitants of the rider after divorce.

Furthermore, we are unable to “split” a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former joint annuitants, any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.

Continuation of the rider.  We do permit either one of the former spousal joint annuitants to continue the rider and the Contract by becoming the sole annuitant. Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole annuitant, the rider will terminate.

Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole annuitant of the Contract, we will continue to treat both former spouses who were joint annuitants as the annuitants under a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first joint annuitant to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.

On or after the account value reaches zero.  If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the annuitant(s) pursuant to the terms of the GMWB rider.

In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.

Benefit Available on Maturity Date

If the maturity date occurs while the GMWB rider is in effect, you may choose monthly payments equal to (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the annuitant (or joint annuitant, if any). The payments you would receive under option (i) are different from the payments you would receive under option (ii). You should consult with your Financial Advisor to determine which option is more appropriate for you.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

Systematic Withdrawal Program.  Effective June 23, 2008, under the Systematic Withdrawal Program, you may elect systematic withdrawals equal annually to the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the requested frequency of the systematic withdrawals. If you elect the Systematic Withdrawal Program during a contract year, the systematic withdrawals will equal the Guaranteed Lifetime Amount as of the beginning of the contract year divided by the number of remaining systematic withdrawals in the contract year. In the following contract year, if the Guaranteed Lifetime Amount increases or decrease, then we will automatically increase or decrease the systematic withdrawals to be equal to the Guaranteed Lifetime Amount as of the beginning of that contract year divided by the requested frequency of the systematic withdrawals. If you take withdrawals outside the program during the contract year, we will decrease any subsequent systematic withdrawals to equal the remaining systematic withdrawal amount divided by the number of systematic withdrawals remaining in the contract year. If you take withdrawals outside the program that cause the systematic withdrawals to be less then $40, then we will terminate the Systematic Withdrawal Program. We also reserve the right to terminate the Systematic Withdrawal Program if you take any withdrawals outside the program. All withdrawals, regardless of whether they are taken inside or outside of the Systematic Withdrawal Program, will be treated as described in this section. For more information on the Systematic Withdrawal Program, see “Partial Withdrawals — Systematic Withdrawal Program.”

GMWB Charge.  We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See “Charges, Deductions, and Credits – GMWB Charge.”)

Payment of the GMWB is subject to our financial strength and claims-paying ability.

Inactive Contract

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)	No premium payments have been received during the prior 24 months;

2)	The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)	The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

Charges, Deductions, and Credits

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

Asset-Based Insurance Charge

We impose an asset-based insurance charge, which varies according to Class. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class. If you purchased your Contract prior to June 23, 2008, the current asset-based insurance charge is 1.25% for the B Class, 1.45% for the L Class, 1.60% for the C Class, and 1.65% for the XC Class. If you purchased your Contract on or after June 23, 2008, the current asset-based insurance charge is 1.35% for the B Class, 1.55% for the L Class, 1.70% for the C Class, and 1.75% for the XC Class. Please note that if we have not received necessary approval by June 23, 2008 in any state(s), we will continue to apply the lower Asset-Based Insurance Charge to Contracts purchased in that state until approval is obtained.

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won’t change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class.

Surrender Charge

When Imposed.  We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the “free withdrawal amount” annually without a surrender charge through lump-sum or systematic withdrawals. (See “Withdrawals and Surrenders.”)

The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

Complete Years Elapsed Since Each Payment of Premium	B Class	L Class	C Class	XC Class

0 years	7.0%	6.0%	2.0%	8.0%

1 year	6.0%	5.0%	0.0%	8.0%

2 years	5.0%	4.0%	0.0%	7.0%

3 years	4.0%	3.0%	0.0%	7.0%

4 years	3.0%	0.0%	0.0%	6.0%

5 years	2.0%	0.0%	0.0%	6.0%

6 years	1.0%	0.0%	0.0%	5.0%

7 years	0.0%	0.0%	0.0%	4.0%

8 years	0.0%	0.0%	0.0%	3.0%

9 years	0.0%	0.0%	0.0%	0.0%

The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The “free withdrawal amount” is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See “Guaranteed Minimum Withdrawal Benefit,” earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out (“FIFO”) basis. The example below explains this charge.

How The Surrender Charge Works

If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on the $9,000 (which represents the $10,000 premium payment less the $1,000 “free withdrawal amount”). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

How Deducted.  For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you’re invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

Pro Rata Deductions

You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value Subaccount, and $40,000 is in the BlackRock International Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value Subaccount and $160 (40% of $400) is deducted from the BlackRock International Subaccount.

Contract Fee

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee applies, we will deduct it as follows:

•    We deduct this fee from your account value on each Contract anniversary before the annuity date.

•    We deduct this fee from your account value if you surrender or annuitize the Contract on any date other than a contract anniversary.

•    We deduct this fee on a pro rata basis from all subaccounts in which your account value is invested.

Transfer Fee

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in that contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See “Dollar Cost Averaging Program,” “Asset Allocation Program,” “Rebalancing Program,” and “Transfers Among Subaccounts.”)

GMDB Charge

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See “Death Benefit – Guaranteed Minimum Death Benefit Options” for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:

Type of GMDB	Current GMDB Charge %	Maximum GMDB Charge %
Return of Premium (all versions)	0.15%	0.40%
Maximum Anniversary Value	0.25%	0.65%
Greater of Maximum Anniversary
Value and Roll-Up (Standard version)	0.55%	1.20%
Greater of Maximum Anniversary
Value and Roll-up GMDB
(GMIB version)	0.65%	1.20%

If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct this GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this GMDB charge regardless of whether the GMDB has any value.

ADB Charge

If you elect the ADB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won’t deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct this ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct this ADB charge regardless of whether the ADB has any value.

GMIB Charge

If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you choose. (See the “Fee Table.”) We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Income Benefit” and “Guaranteed Minimum Income Benefit EXTRA” for a definition of the GMIB Base and the GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.

GMWB Charge

If you elected a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current and maximum GMWB charge percentages vary according to the type of GMWB that you choose. (See the “Fee Table.”) We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See “Guaranteed Minimum Withdrawal Benefit” for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the first day of the following month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.

Other Charges

Redemption Fee.  We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

Tax Charges.  We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account’s investment earnings. (See “Tax Status of the Contract.”)

Fund Expenses.  In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See “Fee Table.”) Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund. Although certain Fund Classes impose sales charges on shares sold to the general public, any such Fund-level sales charges are waived for purchases and redemptions of Fund shares under the Contract.

Changes in Contract Charges or Fees.  If we have reserved the right to change a Contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. The charges after any change will not exceed the maximum charges.

Premium Taxes.  Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.

Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 3.5% for qualified plans. Although we pay these taxes when due, we won’t deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.

Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner’s state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

Contract Credits

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

Tax Information

NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the contract. You should consult your own tax adviser about your own circumstances.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. If you invest in a variable annuity as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract (sometimes called a 403(b) Contract), your contract is called a qualified contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the contract. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.

Tax Status of the Contract

Purchasing the Contract.  You may purchase the Contract as a traditional IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. You should be aware that if you purchase the Contract as an investment vehicle for an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, you may pay fees in excess of those that you would otherwise pay if the publicly available mutual funds available under the Contract are purchased by the Account directly from the mutual fund provider. If you purchase the Contract other than as a qualified contract, the Contract is unlikely to satisfy diversification and owner investor control requirements under Federal tax law to be treated as an annuity contract for Federal tax purposes. Tax-deferral will be dependent upon continued qualification of your IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. The tax treatment associated with withdrawals, transfers, assignments, and surrenders under the Contract is uncertain when the Contract is held by an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. For further information, please consult a tax advisor.

Taxation of Annuities

Distributions and Required Minimum Distributions.  For tax sheltered annuities, the Internal Revenue Code (IRC) requires that minimum distributions (referred to as “RMDs”) generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (i) reaches age 70 1⁄2 or (ii) retires, and must be made in a specified form or manner. For IRAs (and IRA annuities), RMDs generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age 70 1⁄2. Roth IRAs (and Roth IRA annuities) do not require distributions at any time prior to the owner’s death. Minimum distribution rules upon death of an owner apply to all qualified contracts. More information regarding your RMDs is set forth below.

Withdrawals.  In the case of a partial withdrawal under a qualified Contract, a ratable portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total contract value. Your “investment in the contract” generally equals the amount of any non-deductible or after-tax contributions made by you or on your behalf. In some cases, your “investment in the contract” can be zero e.g., if you have made all pre-tax contributions to your qualified Contract.

Although the tax treatment is not clear, if you purchased a GMWB rider and you take a partial withdrawal from your Contract before the Contract is annuitized, we intend to treat the value of the Contract as the greater of:

(1)	your account value immediately before the distribution, or

(2)	your Guaranteed Lifetime Amount immediately before the distribution in calculating the amount of your distribution that is taxable.

See Appendix I for GMWB tax examples.

If you take a full withdrawal from your Contract (a surrender), the entire amount received is includible in income to the extent it exceeds the “investment in the contract” (if any).

In some circumstances, the taxable portion of a partial withdrawal or a full surrender must be determined by aggregating certain contracts or accounts, e.g., combining the “investment in the contract” and the values of all your traditional IRA Contracts and your traditional IRA Accounts.

Certain withdrawals from Roth IRAs are afforded special tax treatment. See below for additional information.

Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals you request from a tax sheltered annuity Contract comply with applicable tax requirements before we process your request.

Annuity Payments.  Unless your Contract has “investment in the contract,” e.g., because you made after tax-contributions to the contract, the entire amount of your annuity payment will be taxable. Although tax consequences may vary depending on the annuity option selected under an annuity contract, if the Contract has “investment in the contract” a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Bonus amounts are not treated as an “investment in the contract.”

Taxation of Death Benefit Proceeds.  Amounts may be paid from a Contract because the owner or annuitant (if the owner is an IRA Account or Roth IRA Account) has died. If the payments are made in a single sum, they’re taxed the same way a full withdrawal from the Contract is taxed. If they are distributed as annuity payments, they’re taxed as annuity payments. If the death benefit proceeds are paid neither as a single sum nor as annuity payments, they are taxed as partial withdrawals.

Assignments, Pledges and Transfers.  Qualified contracts generally cannot be assigned or pledged. In the case of an IRA, any assignment, pledge or transfer could cause the IRA to lose its qualified status as an IRA and/or the entire balance to be treated as withdrawn.

Individual Retirement Arrangements

Traditional IRAs.  Section 408 of the IRC permits eligible individuals to contribute to an individual retirement program known as an “IRA.” This Contract is available for purchase either as an IRA Contract or through an established IRA Account with MLPF&S. An individual may make annual contributions to an IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual (or his spouse) is otherwise a participant in a qualified retirement plan. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. Distributions from certain eligible employer plans may be “rolled over” or directly transferred into an IRA on a tax-deferred basis without regard to these limits. You may also roll over distributions from an IRA to another IRA, if the distributed amount is contributed to the second IRA within 60 days of the distribution. Only one rollover per year is permitted between any of the IRAs you own. Amounts in the IRA (other than nondeductible contributions) are generally taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1⁄2, unless certain exceptions apply. IRAs have minimum distribution rules (RMDs) that govern the timing and amount of distributions (see below). You should refer to your Contract adoption agreement or consult a tax advisor for more information about these distribution rules. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the tax law.

SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the IRC, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1⁄2 are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements. Distributions from SEP IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income.

Roth IRAs.  A Contract is available for purchase as a Roth IRA or by a separately established Roth IRA Account with MLPF&S. Roth IRAs, as described in section 408A of the IRC, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash, as a rollover or transfer from either another Roth IRA or a Roth account in an employer sponsored retirement plan, or as a conversion from another IRA. An individual may make annual contributions to a Roth IRA of up to the lesser of the limit specified in the IRC or 100% of compensation includible in the individual’s gross income. The individual may be eligible for a non-refundable tax credit with respect to a percentage of the contributions depending on the individual’s filing status and income. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Qualified distributions from a Roth IRA generally are not includible income. A qualified distribution must satisfy two requirements: (1) the distribution must generally be made after you attain age 59 1⁄2 (subject to certain exceptions) and (2) the distribution must be made in a year at least five taxable years after the year in which the first contribution is made to any Roth IRA that is established for the owner. Distributions from Roth IRAs that are not qualified may be includible in income and subject to a 10% penalty tax. In addition a 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Other Tax Issues for IRAs and Roth IRAs.  Total annual contributions to all of an individual’s IRAs and Roth IRAs may not exceed the limit specified in the IRC or 100% of the compensation includible in the individual’s gross income. Distributions from an IRA or Roth IRA generally are subject to withholding for the owner’s Federal income tax liability. See below for more information.

We make no guarantees regarding the tax status of any Contract and do not intend this discussion as tax advice. Please consult a tax advisor for more information.

Tax Sheltered Annuities

Section 403(b) of the IRC allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee’s retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1⁄2, severance from employment, death, or disability.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Taxable “eligible rollover distributions” from tax sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, except certain distributions such as RMDs, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover. The Contract includes enhanced death benefit provisions that could be characterized as an incidental benefit, the amount of which is limited in a tax sheltered annuity. Because an enhanced death benefit may exceed this limitation, individuals using the Contract in connection with a 403(b) plan should consult their tax advisors. The ADB is not currently available with a tax sheltered annuity.

Why Must the Contracts Only Be Qualified or Purchased through Qualified Accounts?

You may only purchase this Contract as an IRA Contract, Roth IRA Contract, or SEP IRA Contract or through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with MLPF&S. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider. If we issued this Contract other than as IRA Contracts, Roth IRA Contracts, SEP IRA Contracts, or tax sheltered annuity Contracts or other than through IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts, the Contracts would not be treated as annuity contracts for Federal income tax purposes and the owner would therefore be taxed currently on any earnings under the Contract. Variable annuity contracts (other than certain qualified contracts, including those that qualify as IRAs) are generally not treated as annuities for Federal income tax purposes and thus lose their tax-deferred character if they do not satisfy certain diversification requirements set forth in section 817(h) of the IRC or if the owner can exercise control over the underlying investments. Investing in mutual fund shares that are “publicly available,” i.e., shares of mutual funds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with these requirements. The mutual funds available through the Contracts are publicly available.

Accordingly, standing alone, the Contracts would not be treated as annuity contracts for Federal income tax purposes. However, this does not mean that an individual purchasing a Contract either as an IRA Contract, Roth IRA Contract, SEP IRA Contract, or tax sheltered annuity Contract or through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, will be taxed currently on the Contract’s earnings.

•	If a Contract is purchased through an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account, that Account should itself be exempt from current taxation until distributions occur, in accordance with the rules governing IRA Accounts, Roth IRA Accounts, SIMPLE IRA Accounts, or SEP IRA Accounts discussed above, as long as the Account continues to qualify as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account. As a result, tax deferral of a Contract that is purchased through such an Account will be dependent solely upon the continued qualification of the Separate Account as an IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account.

•	Contracts that qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities are not subject to restrictions against investing in publicly available mutual funds or to the distribution requirements of section 72(s). However, they must satisfy other requirements in order to qualify as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities. We believe that Contracts purchased as IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities will satisfy the applicable requirements and will therefore be exempt from current taxation until distributions occur, in accordance with the rules described above governing the Federal income tax treatment of IRAs, Roth IRAs, SEP IRAs, or tax sheltered annuities.

Medicare Tax

In certain circumstances, a 3.8% Medicare tax may apply to some or all of an individual’s “investment income” if the individual’s income exceeds certain threshold amounts. While distributions from qualified contracts are not subject to the tax because such distributions are not viewed as investment income, such distributions may be includible in income for purposes of determining whether certain Medicare tax income thresholds have been met. As such, distributions from your qualified contract could cause your other investment income to be subject to the tax. Please consult a tax advisor for more information.

Same Sex Relationships

Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this contract. Until further guidance from the IRS, individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this contract. Therefore, exercise of the spousal continuation provisions of this contract or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.

Withholding

Distributions from the Contracts usually are subject to withholding for the recipient’s Federal income tax liability at rates that vary according to the type of distribution, the type of qualified plan, and the recipient’s tax status. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. However, except for eligible rollover distributions from qualified plans including tax sheltered annuities, recipients can usually choose not to have tax withheld from distributions. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Beginning in 2016, the federal estate tax, gift tax and generation skipping transfer (“GST”) tax exemption and maximum rate is $5,450,000 indexed for inflation, and 40%, respectively.

There is no guarantee that the transfer tax exemptions and maximum rates will remain the same in the future. The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a competent legal adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. - source income that is generally subject to United Stated federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Foreign Account Tax Compliance Act (“FATCA”)

We may be required to withhold at a rate of 30% under FATCA on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective foreign entities are advised to consult with a competent tax adviser regarding the application of FATCA to their particular situation.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the contract.

We have the right to modify the contract to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive.

Possible Charge For Our Taxes

Currently we don’t charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

Required Minimum Distributions

When must RMDs be taken?  Qualified Contracts are subject to certain required minimum distribution (RMD) rules. However, the RMD rules do not apply to Roth IRAs before death, and there are additional RMD rules for tax sheltered annuities. Please consult your tax adviser. Generally, the first RMD is for the calendar year in which you reach age 70 1⁄2 (or if later the year you retire for non-IRA qualified annuity contracts). The IRS permits you to take this RMD during the calendar year you reach age 70 1⁄2 or to delay it until sometime between January 1 and (but no later than) April 1 of the next calendar year. If you choose to delay taking the first RMD payment until the subsequent calendar year, then you will have to take two RMDs that calendar year (the delayed RMD for the first calendar year and the RMD for the current calendar year).

Note that the RMD requirements apply to calendar years, and cumulative withdrawals from a Contract are determined based on contract years. The imposition of a more costly adjustment factor to an RMD withdrawal may generally be avoided through careful timing of RMD withdrawals – e.g., by withdrawing only one calendar year’s RMD withdrawal amount for the Contract during any contract year – and by requesting only the amount necessary, when added to other withdrawals made during a calendar year, to satisfy the RMD for the Contract. Because the timing and the amount of the RMD withdrawal is critical, you should consult a tax adviser to help you determine the best time to request an RMD withdrawal.

If you choose to delay taking the first RMD payment until the subsequent calendar year with respect to the assets in the Contract and cumulative withdrawals for that contract year (including the RMD amounts for the prior calendar year and current calendar year) exceed your Guaranteed Lifetime Amount or 5% (6% if you purchased your Contract on or after June 23, 2008) times the GMIB EXTRA Roll-Up Base, we will treat any amount in excess of your RMD amount for the current calendar year as an Excess Withdrawal, which will reduce your GMWB Base or GMIB EXTRA Base, respectively. In other words, we will treat RMD withdrawals favorably only for the current calendar year.

There are additional RMD rules that apply after you die. These vary depending on whether you die before or after the date you are required to begin taking RMDs, and whether the beneficiary is spousal, non-spousal, or a non-natural person. To better understand these rules, you should consult your tax adviser.

For examples, please see Appendix P and Appendix Q.

How are RMDs calculated?  IRS regulations mandate two methods of calculating RMDs: the account-based method and the annuity-based method. Prior to the time annuity payments begin under the Contract, you must use the account-based method to calculate the RMD for the Contract. Under this method, we determine your RMD for the Contract by taking the sum of the account value of the Contract as of December 31st of the past calendar year and the actuarial present value of any optional guarantees you elected (if applicable), and multiplying this amount by a number corresponding to your age from an IRS Table (RMD Factor). The resulting amount calculated is the RMD for the Contract for that year. Please note that the purchase of additional Contract benefits such as a GMIB or a GMWB can increase the amount of the RMD for your Contract.

Account-Based Method:	RMD amount for the Contract = [account value as of Dec 31st + actuarial present value of optional guarantee(s)] * the applicable RMD Factor

(If your spouse is your sole beneficiary and is more than 10 years younger than you, the RMD Factor may be from another IRS table and may produce a smaller RMD amount.) The RMD amount will vary each year as the account value, actuarial present value of optional contract guarantees, and the RMD Factor change.

If you annuitize your Contract, you must use the annuity-based method and do not have to do annual calculations.

Annuity-Based Method:	You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables. The annual annuity payout satisfies IRS regulations.

Under the account-based method, as long as the total amount you take every year satisfies your overall RMD amount for your non-Roth IRAs, you may choose to take the RMD from any one or more non-Roth IRAs that you own. However, you must take the RMD applicable to each type of qualified plan only from the plan to which the RMD amount relates. For example, if you own a tax sheltered annuity and a 401(k) plan, you must take the RMD required for the tax sheltered annuity from the tax sheltered annuity assets, and the RMD required for the 401(k) plan from the 401(k) assets. You may not take both from one or the other or from your IRA accounts. You also cannot take your IRA RMD amount from either the tax sheltered annuity or the 401(k) plan.

If the Contract is held within a Merrill Lynch custodial IRA Account, you also may receive an additional RMD calculation from the Merrill Lynch Retirement Group each year that reflects the account value and RMD amount with respect to the entire IRA Account. If you hold other assets within your MLPF&S custodial IRA Account in addition to the Contract, the RMD amount referenced in the custodial IRA Account notice will be greater than the RMD for the Contract.

If you purchase the GMIB EXTRA, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMIB EXTRA Base. If you purchased the GMWB, making an RMD withdrawal from the Contract in excess of the RMD amount for the Contract may significantly reduce your GMWB Base.

Performance Information

From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.

The yield of the Ready Assets Government Liquidity Fund Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a subaccount (other than the Ready Assets Government Liquidity Fund Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn’t reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we’ll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

Other Information

Financial Condition of the Company

We pay the benefits under your Contract from our general account assets and/or from your account value held in the Separate Account. It is important that you understand that payments of the benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account.  You assume all of the investment risk for account value allocated to the subaccounts. Your account value in the subaccounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. See “The Separate Account.”

Assets in the General Account.  Any guarantees under the Contract that exceed your account value, such as those associated with any death benefit riders or living benefit riders, are paid from our general account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well and we pay our obligations under these products from our assets in the general account.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and Account Value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our contract owners or to provide the collateral necessary to finance our business operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. For additional information about the Company, please see our Annual Report on Form 10-K, which is available on our website at www.transamericaannuities.com/MerrillLynch.aspx.

Notices and Elections

To be effective, all notices, choices, and changes you make under the Contract must be in “good order.” “Good order” means the actual receipt by us of the instructions relating to a transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information, and supporting legal documentation we require in order to effect the transaction (including spousal consent, if applicable). The instructions must be provided by you or your representative, if authorized by you in writing. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Service Center specified in the Definitions. We reserve the right to reject electronic transactions that do not meet our requirements.

Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time.

If we have received proper telephone authorization, you may make the following choices via telephone:

(1)	Transfers
(2)	Premium allocation instructions
(3)	Withdrawals
(4)	Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for losses resulting from telephone requests that we believe are genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider’s, your Financial Advisor’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

Certain Offers

From time to time, the Company has (and may again) offered some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.

When the Company makes an offer, we may vary the offer amount, up or down, among the same group of Contract owners based on certain criteria such as contract value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of Contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining Contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit and you retain your Contract, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

Mixed and Shared Funding

The underlying fund portfolios may serve as investment vehicles for variable life insurance contracts, variable annuity contracts and retirement plans (“mixed funding”) and shares of the underlying fund also may be sold to separate accounts of other insurance companies (“shared funding”). While the Company currently does not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various contracts and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. The Company and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take. Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, the Company would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable.

Exchanges and/or Reinstatements

You can generally transfer qualified contracts directly to another life insurance company as a “trustee-to-trustee transfer”. Before making a transfer, you should compare both annuities carefully. Remember that if you transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not transfer another annuity for this one unless you determine, after knowing all the facts, that the transfer is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through a transfer or otherwise).

You may ask us to reinstate your contract after such a transfer, full or partial withdrawal and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned.

Voting Rights

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds’ shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don’t receive voting instructions, we’ll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We’ll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)	the election of a Fund’s Board of Directors;
(2)	ratification of a Fund’s independent accountant;
(3)	approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;
(4)	any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and
(5)	any other matter requiring a vote of the Fund’s shareholders.

Reports to Contract Owners

At least once each contract year before the annuity date, we will send you information about your Contract. It will provide your Contract’s current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

Changes to the Separate Account

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the “1940 Act”), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

Selling the Contract

We have entered into a distribution agreement with our affiliate, Transamerica Capital, Inc. (“Distributor”), for the distribution and sale of the Contracts. Distributor offers the Contracts through registered representatives of MLPF&S (“Financial Advisors”). The Financial Advisors are registered with FINRA, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Distributor also compensates Retirement Solution Specialists (formerly known as District Annuity Specialist), who provide training and marketing support to Financial Advisors in a specific geographic region and whose compensation is based on sales in that region. Sales of the Contracts will help Retirement Solution Specialists meet their sales goals and affects their total compensation.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.25% (less for L and C Class Contracts) of each premium and up to 0.50% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. Retirement Solution Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and Retirement Solution Specialists qualify for such benefits. Distributor’s Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers (“selling firms”). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

State Regulation

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we’re licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

Abandoned or Unclaimed Property

Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance contracts) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.

Legal Proceedings

We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

We are currently being audited on behalf of multiple states’ treasury and controllers’ offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed benefits or abandoned funds. The audits focus on insurance company processes and procedures for identifying unreported death claims, and their use of the Social Security Master Death File to identify deceased Contract and contract holders. In addition, we are the subject of multiple state Insurance Department inquiries and market conduct examinations with a similar focus on the handling of unreported claims and abandoned property. The audits and related examination activity have resulted in or may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, administrative penalties and changes in our procedures for the identification of unreported claims and handling of escheatable property. We do not believe that any regulatory actions or agreements that have resulted from or will result from these examinations has had or will have a material adverse impact on the separate account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.

Experts

The financial statements of the Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2015 and for the years ended December 31, 2015 and 2014, and the financial statements of Transamerica Advisors Life Insurance Company as of December 31, 2015 and 2014 and for the two years ended December 31, 2015 included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given upon the authority of such firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP,

One North Wacker Drive

Chicago, IL 60606.

The statement of income, comprehensive income, stockholder’s equity and cash flows of Transamerica Advisors Life Insurance Company for the year ended December 31, 2013, appearing her in, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

Registration Statements

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission’s principal office in Washington, D.C., upon payment of a prescribed fee.

Cyber Security

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying fund portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying fund portfolios; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying fund portfolios invest, which may cause the underlying fund portfolios to lose value. There can be no assurance that we, the underlying fund portfolios or our service providers will avoid losses affecting your Contract that result from cyber-attacks or information security breaches in the future.

For a complete description regarding the Company’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: https://www.transamerica.com/individual/privacy-policy and https://www.transamerica.com /individual/terms-of-use.

Other Transamerica Policies

We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this Prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.

You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

ACCUMULATION UNIT VALUES

(Condensed Financial Information)

Class B

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities
5/20/2011 to 12/31/2011	$1.00	$0.92	37,449.6
1/1/2012 to 12/31/2012	$0.92	$1.06	36,521.2
1/1/2013 to 12/31/2013	$1.06	$1.393465	32,134.232
1/1/2014 to 12/31/2014	$1.393465	$1.467141	35,198.831
1/1/2015 to 12/31/2015	$1.467141	$1.297827	34,533.083

Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.09	$11.44	11,227.8606
1/1/2006 to 12/31/2006	$11.44	$12.56	16,722.3902
1/1/2007 to 12/31/2007	$12.56	$13.63	25,286.0
1/1/2008 to 12/31/2008	$13.63	$9.76	31,240.8
1/1/2009 to 12/31/2009	$9.76	$12.55	182,887.5
1/1/2010 to 12/31/2010	$12.55	$13.95	38,652.1
1/1/2011 to 12/31/2011	$13.95	$12.92	29,467.5
1/1/2012 to 12/31/2012	$12.92	$14.08	29,063.6
1/1/2013 to 12/31/2013	$14.08	$17.963066	25,292.795
1/1/2014 to 12/31/2014	$17.963066	$18.539554	26,132.091
1/1/2015 to 12/31/2015	$18.539554	$17.515744	16,255.645

AB International Value Fund
5/1/2007 to 12/31/2007	$10.54	$10.43	22,385.0
1/1/2008 to 12/31/2008	$10.43	$4.79	59,475.7
1/1/2009 to 12/31/2009	$4.79	$6.34	55,064.4
1/1/2010 to 12/31/2010	$6.34	$6.48	45,634.1
1/1/2011 to 12/31/2011	$6.48	$5.10	26,670.6
1/1/2012 to 12/31/2012	$5.10	$5.76	19,226.1
1/1/2013 to 12/31/2013	$5.76	$6.940086	14,156.622
1/1/2014 to 12/31/2014	$6.940086	$6.404498	30,808.144
1/1/2015 to 12/31/2015	$6.404498	$6.484546	23,808.919

AB Discovery Value Fund
3/4/2005 to 12/31/2005	$11.38	$11.85	151,966.4751
1/1/2006 to 12/31/2006	$11.85	$13.30	282,620.6382
1/1/2007 to 12/31/2007	$13.30	$13.43	100,179.2
1/1/2008 to 12/31/2008	$13.43	$8.68	118,765.3
1/1/2009 to 12/31/2009	$8.68	$12.16	23,764.3
1/1/2010 to 12/31/2010	$12.16	$15.19	18,578.3
1/1/2011 to 12/31/2011	$15.19	$13.74	23,850.3
1/1/2012 to 12/31/2012	$13.74	$16.02	23,841.8
1/1/2013 to 12/31/2013	$16.02	$21.715234	19,774.071
1/1/2014 to 12/31/2014	$21.715234	$23.292909	14,584.554
1/1/2015 to 12/31/2015	$23.292909	$21.648087	13,698.581

AB Value Fund
3/4/2005 to 12/31/2005	$11.15	$11.33	3,702.5476
1/1/2006 to 12/31/2006	$11.33	$13.56	5,212.6658
1/1/2007 to 12/31/2007	$13.56	$12.80	8,200.3
1/1/2008 to 12/31/2008	$12.80	$7.34	9,819.2
1/1/2009 to 12/31/2009	$7.34	$8.64	9,641.5
1/1/2010 to 12/31/2010	$8.64	$9.50	9,687.4
1/1/2011 to 12/31/2011	$9.50	$9.01	9,490.6
1/1/2012 to 12/31/2012	$9.01	$10.22	6,503.4
1/1/2013 to 12/31/2013	$10.22	$13.695436	7,029.558
1/1/2014 to 12/31/2014	$13.695436	$15.089754	5,498.367
1/1/2015 to 12/31/2015	$15.089754	$13.761533	5,608.608

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.28	11,042.7
1/1/2008 to 12/31/2008	$10.28	$6.47	27,003.1
1/1/2009 to 12/31/2009	$6.47	$7.22	41,913.6
1/1/2010 to 12/31/2010	$7.22	$8.06	31,183.7
1/1/2011 to 12/31/2011	$8.06	$8.21	48,459.2
1/1/2012 to 12/31/2012	$8.21	$9.23	54,076.0
1/1/2013 to 12/31/2013	$9.23	$11.728651	51,382.189
1/1/2014 to 12/31/2014	$11.728651	$12.700231	44,006.242
1/1/2015 to 12/31/2015	$12.700231	$11.460322	41,799.238

AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.66	$12.18	21,694.4363
1/1/2006 to 12/31/2006	$12.18	$14.26	43,183.0698
1/1/2007 to 12/31/2007	$14.26	$14.94	70,764.2
1/1/2008 to 12/31/2008	$14.94	$10.85	59,719.2
1/1/2009 to 12/31/2009	$10.85	$13.28	59,608.4
1/1/2010 to 12/31/2010	$13.28	$16.38	47,719.7
1/1/2011 to 12/31/2011	$16.38	$16.52	27,897.8
1/1/2012 to 12/31/2012	$16.52	$18.00	24,837.0
1/1/2013 to 12/31/2013	$18.00	$23.391091	24,183.910
1/1/2014 to 12/31/2014	$23.391091	$23.469046	20,986.696
1/1/2015 to 12/31/2015	$23.469046	$21.253246	15,708.712

AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.99	$10.76	242.4322
1/1/2006 to 12/31/2006	$10.76	$11.91	1,407.7423
1/1/2007 to 12/31/2007	$11.91	$12.41	1,396.2
1/1/2008 to 12/31/2008	$12.41	$7.35	1,101.7
1/1/2009 to 12/31/2009	$7.35	$9.69	361.5
1/1/2010 to 12/31/2010	$9.69	$11.53	321.3
1/1/2011 to 12/31/2011	$11.53	$11.25	34.0
1/1/2012 to 12/31/2012	$11.25	$12.81	0.0
1/1/2013 to 12/31/2013	$12.81	$16.696070	0.000
1/1/2014 to 12/31/2014	$16.696070	$17.877313	0.000
1/1/2015 to 12/31/2015	$17.877313	$17.047230	0.000

American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.84	$10.75	12,737.4481
1/1/2006 to 12/31/2006	$10.75	$12.66	17,555.808
1/1/2007 to 12/31/2007	$12.66	$12.68	10,157.3
1/1/2008 to 12/31/2008	$12.68	$9.99	9,712.5
1/1/2009 to 12/31/2009	$9.99	$11.04	9,563.8
1/1/2010 to 12/31/2010	$11.04	$12.33	9,436.2
1/1/2011 to 12/31/2011	$12.33	$12.58	4,134.7
1/1/2012 to 12/31/2012	$12.58	$13.82	4,065.4
1/1/2013 to 12/31/2013	$13.82	$16.277020	3,846.810
1/1/2014 to 12/31/2014	$16.277020	$18.013446	3,604.504
1/1/2015 to 12/31/2015	$18.013446	$17.851527	3,561.061

American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.78	$11.02	4,909.812
1/1/2006 to 12/31/2006	$11.02	$10.51	6,170.8815
1/1/2007 to 12/31/2007	$10.51	$12.61	464.8
1/1/2008 to 12/31/2008	$12.61	$7.23	0.0
1/1/2009 to 12/31/2009	$7.23	$9.64	0.0
1/1/2010 to 12/31/2010	$9.64	$11.08	0.0
1/1/2011 to 12/31/2011	$11.08	$11.05	0.0
1/1/2012 to 12/31/2012	$11.05	$12.42	0.0
1/1/2013 to 12/31/2013	$12.42	$16.758093	0.000
1/1/2014 to 12/31/2014	$16.758093	$18.141777	0.000
1/1/2015 to 12/31/2015	$18.141777	$18.971853	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.20	$10.26	192,981.8976
1/1/2006 to 12/31/2006	$10.26	$10.74	604,811.67
1/1/2007 to 12/31/2007	$10.74	$10.96	986,793.6
1/1/2008 to 12/31/2008	$10.96	$9.50	850,838.1
1/1/2009 to 12/31/2009	$9.50	$10.78	749,997.5
1/1/2010 to 12/31/2010	$10.78	$11.42	241,254.2
1/1/2011 to 12/31/2011	$11.42	$12.01	117,708.6
1/1/2012 to 12/31/2012	$12.01	$12.56	104,778.8
1/1/2013 to 12/31/2013	$12.56	$12.154501	74,098.848
1/1/2014 to 12/31/2014	$12.154501	$12.667392	64,480.097
1/1/2015 to 12/31/2015	$12.667392	$12.535712	56,506.829

American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.78	$13.54	209,290.3061
1/1/2006 to 12/31/2006	$13.54	$16.30	563,992.456
1/1/2007 to 12/31/2007	$16.30	$19.14	903,203.9
1/1/2008 to 12/31/2008	$19.14	$11.24	999,490.8
1/1/2009 to 12/31/2009	$11.24	$15.44	1,167,561.1
1/1/2010 to 12/31/2010	$15.44	$16.68	266,172.7
1/1/2011 to 12/31/2011	$16.68	$14.23	132,224.8
1/1/2012 to 12/31/2012	$14.23	$16.75	106,222.7
1/1/2013 to 12/31/2013	$16.75	$19.875985	92,180.867
1/1/2014 to 12/31/2014	$19.875985	$19.105534	84,777.867
1/1/2015 to 12/31/2015	$19.105534	$18.707413	74,172.529

American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$11.02	$12.33	569,664.4762
1/1/2006 to 12/31/2006	$12.33	$13.51	1,127,593.086
1/1/2007 to 12/31/2007	$13.51	$14.80	1,089,321.8
1/1/2008 to 12/31/2008	$14.80	$8.91	1,454,615.6
1/1/2009 to 12/31/2009	$8.91	$11.84	181,756.4
1/1/2010 to 12/31/2010	$11.84	$13.13	599,953.1
1/1/2011 to 12/31/2011	$13.13	$12.34	299,604.8
1/1/2012 to 12/31/2012	$12.34	$14.69	243,752.6
1/1/2013 to 12/31/2013	$14.69	$19.406744	204,962.665
1/1/2014 to 12/31/2014	$19.406744	$20.935654	173,763.119
1/1/2015 to 12/31/2015	$20.935654	$21.778746	142,953.304

American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.90	$10.95	103,227.8522
1/1/2006 to 12/31/2006	$10.95	$13.01	250,512.1236
1/1/2007 to 12/31/2007	$13.01	$13.33	354,349.5
1/1/2008 to 12/31/2008	$13.33	$9.35	354,928.0
1/1/2009 to 12/31/2009	$9.35	$11.49	312,567.4
1/1/2010 to 12/31/2010	$11.49	$12.70	256,447.5
1/1/2011 to 12/31/2011	$12.70	$13.24	172,257.6
1/1/2012 to 12/31/2012	$13.24	$14.63	162,626.1
1/1/2013 to 12/31/2013	$14.63	$17.067359	127,057.835
1/1/2014 to 12/31/2014	$17.067359	$18.257366	104,328.598
1/1/2015 to 12/31/2015	$18.257366	$17.749502	87,343.849

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.92	$11.31	168,654.8808
1/1/2006 to 12/31/2006	$11.31	$12.96	244,102.8054
1/1/2007 to 12/31/2007	$12.96	$13.55	385,258.2
1/1/2008 to 12/31/2008	$13.55	$8.73	420,095.6
1/1/2009 to 12/31/2009	$8.73	$10.96	383,413.0
1/1/2010 to 12/31/2010	$10.96	$12.00	305,618.6
1/1/2011 to 12/31/2011	$12.00	$11.63	162,831.5
1/1/2012 to 12/31/2012	$11.63	$13.27	141,578.5
1/1/2013 to 12/31/2013	$13.27	$17.346870	121,264.852
1/1/2014 to 12/31/2014	$17.346870	$19.190289	107,747.321
1/1/2015 to 12/31/2015	$19.190289	$18.662325	89,210.327

BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.98	$11.06	15,450.832
1/1/2006 to 12/31/2006	$11.06	$13.37	30,862.3379
1/1/2007 to 12/31/2007	$13.37	$13.33	261,568.8
1/1/2008 to 12/31/2008	$13.33	$8.34	246,874.3
1/1/2009 to 12/31/2009	$8.34	$10.75	577,733.6
1/1/2010 to 12/31/2010	$10.75	$11.96	69,575.7
1/1/2011 to 12/31/2011	$11.96	$11.46	56,441.2
1/1/2012 to 12/31/2012	$11.46	$12.87	54,029.4
1/1/2013 to 12/31/2013	$12.87	$17.536503	51,260.642
1/1/2014 to 12/31/2014	$17.536503	$19.006286	46,245.356
1/1/2015 to 12/31/2015	$19.006286	$17.611319	255,278.612

BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$10.09	$10.12	24,732.0733
1/1/2006 to 12/31/2006	$10.12	$10.38	58,437.101
1/1/2007 to 12/31/2007	$10.38	$10.71	105,692.1
1/1/2008 to 12/31/2008	$10.71	$9.35	81,258.2
1/1/2009 to 12/31/2009	$9.35	$10.71	82,420.7
1/1/2010 to 12/31/2010	$10.71	$11.60	71,653.7
1/1/2011 to 12/31/2011	$11.60	$11.96	76,409.7
1/1/2012 to 12/31/2012	$11.96	$12.95	75,477.1
1/1/2013 to 12/31/2013	$12.95	$12.728889	67,809.115
1/1/2014 to 12/31/2014	$12.728889	$13.543662	58,382.955
1/1/2015 to 12/31/2015	$13.543662	$13.378707	348,093.102

BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.85	$11.64	9,712.3785
1/1/2006 to 12/31/2006	$11.64	$11.92	22,143.0053
1/1/2007 to 12/31/2007	$11.92	$14.12	488,668.1
1/1/2008 to 12/31/2008	$14.12	$8.48	625,134.5
1/1/2009 to 12/31/2009	$8.48	$11.44	641,072.0
1/1/2010 to 12/31/2010	$11.44	$13.48	810,165.4
1/1/2011 to 12/31/2011	$13.48	$12.09	907,332.6
1/1/2012 to 12/31/2012	$12.09	$13.61	695,089.4
1/1/2013 to 12/31/2013	$13.61	$17.978471	309,947.029
1/1/2014 to 12/31/2014	$17.978471	$19.237736	270,565.652
1/1/2015 to 12/31/2015	$19.237736	$20.301569	212,037.546

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$11.22	$11.89	102,300.9769
1/1/2006 to 12/31/2006	$11.89	$13.62	258,673.5892
1/1/2007 to 12/31/2007	$13.62	$15.70	518,834.6
1/1/2008 to 12/31/2008	$15.70	$12.31	629,252.1
1/1/2009 to 12/31/2009	$12.31	$14.79	612,878.6
1/1/2010 to 12/31/2010	$14.79	$16.05	749,528.5
1/1/2011 to 12/31/2011	$16.05	$15.26	751,362.4
1/1/2012 to 12/31/2012	$15.26	$16.58	695,140.5
1/1/2013 to 12/31/2013	$16.58	$18.741040	679,492.721
1/1/2014 to 12/31/2014	$18.741040	$18.855097	584,036.117
1/1/2015 to 12/31/2015	$18.855097	$18.425230	519,883.493

BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.19	11,138.4
1/1/2012 to 12/31/2012	$10.19	$11.53	7,499.0
1/1/2013 to 12/31/2013	$11.53	$14.789008	12,905.507
1/1/2014 to 12/31/2014	$14.789008	$13.928869	16,975.496
1/1/2015 to 12/31/2015	$13.928869	$13.804988	11,563.720

BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$11.67	$12.62	18,953.1189
1/1/2006 to 12/31/2006	$12.62	$14.73	55,964.0716
1/1/2007 to 12/31/2007	$14.73	$16.93	45,567.5
1/1/2008 to 12/31/2008	$16.93	$10.41	31,290.9
1/1/2009 to 12/31/2009	$10.41	$13.85	30,374.7
1/1/2010 to 12/31/2010	$13.85	$16.18	28,909.8
1/1/2011 to 12/31/2011	$16.18	$14.27	27,089.6
1/1/2012 to 12/31/2012	$14.27	$16.43	26,323.0
1/1/2013 to 12/31/2013	$16.43	$21.970942	25,175.159
1/1/2014 to 12/31/2014	$21.970942	$21.819659	23,509.870
1/1/2015 to 12/31/2015	$21.819659	$20.288222	19,628.665

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.30	24,193.7
1/1/2012 to 12/31/2012	$10.30	$10.42	19,138.1
1/1/2013 to 12/31/2013	$10.42	$10.029231	11,780.547
1/1/2014 to 12/31/2014	$10.029231	$10.433654	16,327.265
1/1/2015 to 12/31/2015	$10.433654	$10.330421	8,798.666

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	160,537.0
1/1/2012 to 12/31/2012	$10.18	$11.75	146,607.0
1/1/2013 to 12/31/2013	$11.75	$12.640249	289,531.753
1/1/2014 to 12/31/2014	$12.640249	$12.862473	244,372.192
1/1/2015 to 12/31/2015	$12.862473	$12.154214	214,651.840

BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.85	$12.78	3,240.9042
1/1/2006 to 12/31/2006	$12.78	$15.87	20,214.2902
1/1/2007 to 12/31/2007	$15.87	$17.25	15,143.1
1/1/2008 to 12/31/2008	$17.25	$9.81	6,585.7
1/1/2009 to 12/31/2009	$9.81	$12.40	6,540.8
1/1/2010 to 12/31/2010	$12.40	$13.11	6,474.2
1/1/2011 to 12/31/2011	$13.11	$11.29	6,409.1
1/1/2012 to 12/31/2012	$11.29	$13.19	1,863.4
1/1/2013 to 12/31/2013	$13.19	$15.786288	1,319.635
1/1/2014 to 12/31/2014	$15.786288	$14.585123	1,302.871
1/1/2015 to 12/31/2015	$14.585123	$14.239347	1,272.638

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.19	34,671.0
1/1/2012 to 12/31/2012	$9.19	$10.38	31,780.0
1/1/2013 to 12/31/2013	$10.38	$12.528793	29,497.219
1/1/2014 to 12/31/2014	$12.528793	$11.670154	29,093.195
1/1/2015 to 12/31/2015	$11.670154	$11.128420	25,679.253

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.93	6,197.4
1/1/2012 to 12/31/2012	$9.93	$10.28	3,937.3
1/1/2013 to 12/31/2013	$10.28	$10.254470	1,612.088
1/1/2014 to 12/31/2014	$10.254470	$10.246751	1,256.726
1/1/2015 to 12/31/2015	$10.246751	$10.168267	1,134.565

BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.60	$12.48	20,360.0882
1/1/2006 to 12/31/2006	$12.48	$13.90	55,623.0971
1/1/2007 to 12/31/2007	$13.90	$14.39	83,406.8
1/1/2008 to 12/31/2008	$14.39	$8.89	76,542.1
1/1/2009 to 12/31/2009	$8.89	$10.57	73,594.3
1/1/2010 to 12/31/2010	$10.57	$11.59	61,185.8
1/1/2011 to 12/31/2011	$11.59	$11.44	65,276.8
1/1/2012 to 12/31/2012	$11.44	$12.91	61,334.0
1/1/2013 to 12/31/2013	$12.91	$17.018019	52,876.474
1/1/2014 to 12/31/2014	$17.018019	$18.764473	54,725.885
1/1/2015 to 12/31/2015	$18.764473	$18.544571	56,154.335

BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.21	$12.28	16,730.157
1/1/2006 to 12/31/2006	$12.28	$12.91	27,498.0907
1/1/2007 to 12/31/2007	$12.91	$13.78	37,506.6
1/1/2008 to 12/31/2008	$13.78	$8.58	36,233.5
1/1/2009 to 12/31/2009	$8.58	$11.10	639,760.6
1/1/2010 to 12/31/2010	$11.10	$12.27	60,606.2
1/1/2011 to 12/31/2011	$12.27	$12.14	59,633.4
1/1/2012 to 12/31/2012	$12.14	$13.72	63,037.5
1/1/2013 to 12/31/2013	$13.72	$18.026198	56,538.964
1/1/2014 to 12/31/2014	$18.026198	$20.304860	43,907.397
1/1/2015 to 12/31/2015	$20.304860	$20.504868	39,975.302

BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.69	$12.54	123,464.7293
1/1/2006 to 12/31/2006	$12.54	$14.34	44,413.3052
1/1/2007 to 12/31/2007	$14.34	$14.84	90,263.1
1/1/2008 to 12/31/2008	$14.84	$9.43	80,193.3
1/1/2009 to 12/31/2009	$9.43	$10.62	72,870.7
1/1/2010 to 12/31/2010	$10.62	$11.58	57,780.2
1/1/2011 to 12/31/2011	$11.58	$11.10	61,242.5
1/1/2012 to 12/31/2012	$11.10	$12.33	56,308.7
1/1/2013 to 12/31/2013	$12.33	$16.161602	50,623.125
1/1/2014 to 12/31/2014	$16.161602	$17.810577	40,467.217
1/1/2015 to 12/31/2015	$17.810577	$17.225751	23,571.587

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$11.20	$11.64	3,130.435
1/1/2006 to 12/31/2006	$11.64	$13.46	5,752.7634
1/1/2007 to 12/31/2007	$13.46	$13.01	10,006.8
1/1/2008 to 12/31/2008	$13.01	$8.46	8,062.8
1/1/2009 to 12/31/2009	$8.46	$10.55	3,974.1
1/1/2010 to 12/31/2010	$10.55	$13.17	3,936.1
1/1/2011 to 12/31/2011	$13.17	$12.39	3,900.2
1/1/2012 to 12/31/2012	$12.39	$14.19	2,271.5
1/1/2013 to 12/31/2013	$14.19	$19.436200	2,253.220
1/1/2014 to 12/31/2014	$19.436200	$20.066619	1,507.621
1/1/2015 to 12/31/2015	$20.066619	$18.893967	1,496.048

BlackRock S&P 500 Index Fund
04/19/2013 to 12/31/2013	$10.00	$11.922385	73,114.353
1/1/2014 to 12/31/2014	$11.922385	$13.334498	97,312.925
1/1/2015 to 12/31/2015	$13.334498	$13.303899	95,408.204

BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$11.02	$11.96	3,892.9887
1/1/2006 to 12/31/2006	$11.96	$13.24	18,118.2483
1/1/2007 to 12/31/2007	$13.24	$12.90	20,174.0
1/1/2008 to 12/31/2008	$12.90	$7.48	25,836.2
1/1/2009 to 12/31/2009	$7.48	$9.43	22,001.4
1/1/2010 to 12/31/2010	$9.43	$11.95	41,574.7
1/1/2011 to 12/31/2011	$11.95	$11.47	43,833.7
1/1/2012 to 12/31/2012	$11.47	$12.82	38,485.1
1/1/2013 to 12/31/2013	$12.82	$18.035075	33,557.229
1/1/2014 to 12/31/2014	$18.035075	$18.656295	33,294.562
1/1/2015 to 12/31/2015	$18.656295	$17.146577	24,726.592

Cohen & Steers Real Estate Securities Fund
3/4/2005 to 12/31/2005	$10.89	$11.82	84,999.9017
1/1/2006 to 12/31/2006	$11.82	$15.17	150,981.4425
1/1/2007 to 12/31/2007	$15.17	$11.93	159,700.6
1/1/2008 to 12/31/2008	$11.93	$7.53	28,422.9
1/1/2009 to 12/31/2009	$7.53	$10.22	21,384.1
1/1/2010 to 12/31/2010	$10.22	$12.78	18,617.1
1/1/2011 to 12/31/2011	$12.78	$13.39	17,117.8
1/1/2012 to 12/31/2012	$13.39	$15.48	14,349.6
1/1/2013 to 12/31/2013	$15.48	$15.963352	13,311.552
1/1/2014 to 12/31/2014	$15.963352	$20.830504	6,303.332
1/1/2015 to 12/31/2015	$20.830504	$22.083651	6,148.802

Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.62	$12.67	113,751.2524
1/1/2006 to 12/31/2006	$12.67	$13.50	301,069.8321
1/1/2007 to 12/31/2007	$13.50	$13.76	54,994.9
1/1/2008 to 12/31/2008	$13.76	$8.24	159,429.9
1/1/2009 to 12/31/2009	$8.24	$11.48	136,517.0
1/1/2010 to 12/31/2010	$11.48	$13.92	120,701.9
1/1/2011 to 12/31/2011	$13.92	$13.03	138,831.6
1/1/2012 to 12/31/2012	$13.03	$15.27	112,629.7
1/1/2013 to 12/31/2013	$15.27	$19.957247	131,087.893
1/1/2014 to 12/31/2014	$19.957247	$20.369907	115,445.407
1/1/2015 to 12/31/2015	$20.369907	$19.795555	25,319.308

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.66	$11.31	8,252.2
1/1/2008 to 12/31/2008	$11.31	$6.02	11,410.3
1/1/2009 to 12/31/2009	$6.02	$8.94	19,769.8
1/1/2010 to 12/31/2010	$8.94	$10.80	404,631.9
1/1/2011 to 12/31/2011	$10.80	$9.13	436,127.6
1/1/2012 to 12/31/2012	$9.13	$10.93	384,272.5
1/1/2013 to 12/31/2013	$10.93	$13.167163	434,510.413
1/1/2014 to 12/31/2014	$13.167163	$12.408418	400,313.650
1/1/2015 to 12/31/2015	$12.408418	$12.058908	354,391.755

Columbia Large Cap Growth Fund V
5/1/2006 to 12/31/2006	$10.10	$10.33	14,790.0192
1/1/2007 to 12/31/2007	$10.33	$11.63	903,649.3
1/1/2008 to 12/31/2008	$11.63	$6.66	1,157,493.3
1/1/2009 to 12/31/2009	$6.66	$8.49	52,971.4
1/1/2010 to 12/31/2010	$8.49	$10.01	56,870.2
1/1/2011 to 12/31/2011	$10.01	$9.71	96,772.2
1/1/2012 to 12/31/2012	$9.71	$10.77	84,185.2
1/1/2013 to 12/31/2013	$10.77	$14.415430	81,028.557
1/1/2014 to 12/31/2014	$14.415430	$15.524764	73,242.694
1/1/2015 to 12/31/2015	$15.524764	$15.644470	56,264.280

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.67	1,193.3
1/1/2012 to 12/31/2012	$8.67	$9.48	1,191.5
1/1/2013 to 12/31/2013	$9.48	$12.249942	403.169
1/1/2014 to 12/31/2014	$12.249942	$12.941714	383.393
1/1/2015 to 12/31/2015	$12.941714	$13.421191	3,657.027

Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$11.20	$11.86	78,229.1805
1/1/2006 to 12/31/2006	$11.86	$13.49	433,746.1465
1/1/2007 to 12/31/2007	$13.49	$13.98	293,769.8
1/1/2008 to 12/31/2008	$13.98	$8.28	299,015.5
1/1/2009 to 12/31/2009	$8.28	$10.80	802,500.2
1/1/2010 to 12/31/2010	$10.80	$11.96	286,632.6
1/1/2011 to 12/31/2011	$11.96	$11.25	225,252.0
1/1/2012 to 12/31/2012	$11.25	$12.52	191,424.8
1/1/2013 to 12/31/2013	$12.52	$16.636153	173,681.787
1/1/2014 to 12/31/2014	$16.636153	$17.505485	127,807.341
1/1/2015 to 12/31/2015	$17.505485	$17.801833	104,444.694

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.32	15,405.8
1/1/2011 to 12/31/2011	$11.32	$12.07	27,214.4
1/1/2012 to 12/31/2012	$12.07	$13.16	24,652.7
1/1/2013 to 12/31/2013	$13.16	$18.306039	14,530.362
1/1/2014 to 12/31/2014	$18.306039	$18.586047	14,138.302
1/1/2015 to 12/31/2015	$18.586047	$19.650023	11,889.293

Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$11.09	$11.00	242,194.373
1/1/2006 to 12/31/2006	$11.00	$12.63	294,255.2659
1/1/2007 to 12/31/2007	$12.63	$13.29	389,493.4
1/1/2008 to 12/31/2008	$13.29	$8.87	509,778.5
1/1/2009 to 12/31/2009	$8.87	$10.60	12,019.1
1/1/2010 to 12/31/2010	$10.60	$12.07	361,221.0
1/1/2011 to 12/31/2011	$12.07	$12.83	335,953.7
1/1/2012 to 12/31/2012	$12.83	$13.96	257,081.8
1/1/2013 to 12/31/2013	$13.96	$16.745207	180,585.068
1/1/2014 to 12/31/2014	$16.745207	$17.904917	149,356.122
1/1/2015 to 12/31/2015	$17.904917	$17.237893	86,834.657

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.15	$10.39	114,080.0928
1/1/2006 to 12/31/2006	$10.39	$10.91	300,793.2266
1/1/2007 to 12/31/2007	$10.91	$10.96	16,151.8
1/1/2008 to 12/31/2008	$10.96	$7.53	23,999.0
1/1/2009 to 12/31/2009	$7.53	$10.87	27,165.2
1/1/2010 to 12/31/2010	$10.87	$11.73	35,586.4
1/1/2011 to 12/31/2011	$11.73	$11.82	35,048.9
1/1/2012 to 12/31/2012	$11.82	$12.63	36,427.5
1/1/2013 to 12/31/2013	$12.63	$13.036459	40,473.053
1/1/2014 to 12/31/2014	$13.036459	$12.922160	32,242.539
1/1/2015 to 12/31/2015	$12.922160	$12.517452	31,209.348

Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.82	281,428.7
1/1/2008 to 12/31/2008	$10.82	$7.00	257,491.0
1/1/2009 to 12/31/2009	$7.00	$8.09	687,718.7
1/1/2010 to 12/31/2010	$8.09	$8.79	1,030,440.7
1/1/2011 to 12/31/2011	$8.79	$8.29	928,750.7
1/1/2012 to 12/31/2012	$8.29	$9.48	626,806.8
1/1/2013 to 12/31/2013	$9.48	$12.113777	528,341.567
1/1/2014 to 12/31/2014	$12.113777	$13.274489	32,794.075
1/1/2015 to 12/31/2015	$13.274489	$12.967970	27,309.736

Federated Equity Income Fund, Inc.
04/19/2013 to 12/31/2013	$10.00	$11.940098	1,514.897
1/1/2014 to 12/31/2014	$11.940098	$12.728114	2,495.538
1/1/2015 to 12/31/2015	$12.728114	$11.887480	2,385.519

Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$11.35	$12.50	19,708.1372
1/1/2006 to 12/31/2006	$12.50	$14.14	24,994.9188
1/1/2007 to 12/31/2007	$14.14	$16.96	177,322.6
1/1/2008 to 12/31/2008	$16.96	$9.68	135,163.7
1/1/2009 to 12/31/2009	$9.68	$12.39	129,790.1
1/1/2010 to 12/31/2010	$12.39	$14.51	49,511.5
1/1/2011 to 12/31/2011	$14.51	$12.38	51,223.0
1/1/2012 to 12/31/2012	$12.38	$14.34	45,434.6
1/1/2013 to 12/31/2013	$14.34	$19.873389	38,680.857
1/1/2014 to 12/31/2014	$19.873389	$21.422734	35,337.107
1/1/2015 to 12/31/2015	$21.422734	$22.420203	34,146.190

Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.68	$11.24	4,707.0888
1/1/2006 to 12/31/2006	$11.24	$11.82	3,805.6494
1/1/2007 to 12/31/2007	$11.82	$14.75	2,728.0
1/1/2008 to 12/31/2008	$14.75	$7.73	2,507.3
1/1/2009 to 12/31/2009	$7.73	$9.76	1427.6
1/1/2010 to 12/31/2010	$9.76	$11.91	1,104.3
1/1/2011 to 12/31/2011	$11.91	$11.76	793.9
1/1/2012 to 12/31/2012	$11.76	$13.26	499.9
1/1/2013 to 12/31/2013	$13.26	$17.765484	236.956
1/1/2014 to 12/31/2014	$17.765484	$19.457277	5.042
1/1/2015 to 12/31/2015	$19.457277	$20.510636	0.058

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.40	$10.51	752,950.1
1/1/2010 to 12/31/2010	$10.51	$10.98	93,653.9
1/1/2011 to 12/31/2011	$10.98	$10.08	79,429.3
1/1/2012 to 12/31/2012	$10.08	$12.32	71,830.7
1/1/2013 to 12/31/2013	$12.32	$16.034892	59,360.33
1/1/2014 to 12/31/2014	$16.034892	$17.184739	50,470.390
1/1/2015 to 12/31/2015	$17.184739	$18.982114	44,922.993

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.93	$12.73	86,932.0
1/1/2010 to 12/31/2010	$12.73	$15.79	12,658.0
1/1/2011 to 12/31/2011	$15.79	$15.29	5,676.6
1/1/2012 to 12/31/2012	$15.29	$17.71	2,886.0
1/1/2013 to 12/31/2013	$17.71	$22.81432	2,228.722
1/1/2014 to 12/31/2014	$22.81432	$25.153294	2,132.484
1/1/2015 to 12/31/2015	$25.153294	$25.609493	125,971.842

JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$10.34	$10.55	231,136.2585
1/1/2007 to 12/31/2007	$10.55	$10.13	7,449.6
1/1/2008 to 12/31/2008	$10.13	$9.97	5,926.0
1/1/2009 to 12/31/2009	$9.97	$9.82	6,530.7
1/1/2010 to 12/31/2010	$9.82	$9.25	7,115.5
1/1/2011 to 12/31/2011	$9.25	$9.10	5,623.3
1/1/2012 to 12/31/2012	$9.10	$8.99	5,728.7
1/1/2013 to 12/31/2013	$8.99	$9.240078	6,444.961
1/1/2014 to 12/31/2014	$9.240078	$9.253946	5,301.666
1/1/2015 to 12/31/2015	$9.253946	$9.247895	5,100.495

JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.97	7,133.5
1/1/2008 to 12/31/2008	$10.97	$6.14	9,238.2
1/1/2009 to 12/31/2009	$6.14	$8.42	11,120.9
1/1/2010 to 12/31/2010	$8.42	$11.12	18,491.0
1/1/2011 to 12/31/2011	$11.12	$10.60	15,137.8
1/1/2012 to 12/31/2012	$10.60	$11.74	14,186.7
1/1/2013 to 12/31/2013	$11.74	$17.149196	14,112.959
1/1/2014 to 12/31/2014	$17.149196	$16.899380	9,766.096
1/1/2015 to 12/31/2015	$16.899380	$16.330490	15,880.319

Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$11.16	$11.27	12,283.5174
1/1/2006 to 12/31/2006	$11.27	$13.10	194,097.24
1/1/2007 to 12/31/2007	$13.10	$13.41	241,941.7
1/1/2008 to 12/31/2008	$13.41	$8.32	228,842.6
1/1/2009 to 12/31/2009	$8.32	$9.81	18,188.1
1/1/2010 to 12/31/2010	$9.81	$11.08	17,424.6
1/1/2011 to 12/31/2011	$11.08	$10.08	32,088.8
1/1/2012 to 12/31/2012	$10.08	$11.54	21,159.6
1/1/2013 to 12/31/2013	$11.54	$15.061370	17,753.561
1/1/2014 to 12/31/2014	$15.061370	$16.669286	13,615.295
1/1/2015 to 12/31/2015	$16.669286	$15.770355	16,361.266

Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$10.46	$10.43	12,981.0962
1/1/2006 to 12/31/2006	$10.43	$11.32	17,669.0244
1/1/2007 to 12/31/2007	$11.32	$11.77	26,845.2
1/1/2008 to 12/31/2008	$11.77	$9.27	26,511.7
1/1/2009 to 12/31/2009	$9.27	$12.40	28,207.4
1/1/2010 to 12/31/2010	$12.40	$13.84	28,357.0
1/1/2011 to 12/31/2011	$13.84	$14.19	51,055.6
1/1/2012 to 12/31/2012	$14.19	$15.88	57,548.5
1/1/2013 to 12/31/2013	$15.88	$16.899690	27,059.247
1/1/2014 to 12/31/2014	$16.899690	$17.442524	21,221.362
1/1/2015 to 12/31/2015	$17.442524	$16.925412	17,983.162

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.47	$12.05	52,755.0635
1/1/2006 to 12/31/2006	$12.05	$13.37	78,618.3416
1/1/2007 to 12/31/2007	$13.37	$13.28	176,601.9
1/1/2008 to 12/31/2008	$13.28	$7.94	84,150.5
1/1/2009 to 12/31/2009	$7.94	$9.93	78,009.8
1/1/2010 to 12/31/2010	$9.93	$12.32	72,761.1
1/1/2011 to 12/31/2011	$12.32	$11.69	65,045.0
1/1/2012 to 12/31/2012	$11.69	$13.21	57,711.7
1/1/2013 to 12/31/2013	$13.21	$17.004069	55,961.976
1/1/2014 to 12/31/2014	$17.004069	$18.741086	47,151.775
1/1/2015 to 12/31/2015	$18.741086	$17.850619	42,797.011

Ready Assets Government Liquidity Fund
3/4/2005 to 12/31/2005	$10.01	$10.14	192,817.2886
1/1/2006 to 12/31/2006	$10.14	$10.46	224,740.9541
1/1/2007 to 12/31/2007	$10.46	$10.82	230,509.9
1/1/2008 to 12/31/2008	$10.82	$10.96	202,303.3
1/1/2009 to 12/31/2009	$10.96	$10.85	114,301.1
1/1/2010 to 12/31/2010	$10.85	$10.72	80,735.8
1/1/2011 to 12/31/2011	$10.72	$10.59	88,090.0
1/1/2012 to 12/31/2012	$10.59	$10.46	90,496.9
1/1/2013 to 12/31/2013	$10.46	$10.326914	95,618.553
1/1/2014 to 12/31/2014	$10.326914	$10.199302	70,964.125
1/1/2015 to 12/31/2015	$10.199302	$10.072903	57,552.073

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.99	703.2
1/1/2010 to 12/31/2010	$7.99	$9.12	773.7
1/1/2011 to 12/31/2011	$9.12	$8.73	767.3
1/1/2012 to 12/31/2012	$8.73	$9.50	690.3
1/1/2013 to 12/31/2013	$9.50	$12.234998	684.793
1/1/2014 to 12/31/2014	$12.234998	$13.351047	679.364
1/1/2015 to 12/31/2015	$13.351047	$13.636599	673.647

Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.75	$11.17	9,135.208
1/1/2006 to 12/31/2006	$11.17	$11.86	22,744.0165
1/1/2007 to 12/31/2007	$11.86	$13.33	21,832.8
1/1/2008 to 12/31/2008	$13.33	$7.12	18,559.6
1/1/2009 to 12/31/2009	$7.12	$10.10	18,211.0
1/1/2010 to 12/31/2010	$10.10	$10.89	14,005.2
1/1/2011 to 12/31/2011	$10.89	$10.58	13,152.0
1/1/2012 to 12/31/2012	$10.58	$11.88	12,165.0
1/1/2013 to 12/31/2013	$11.88	$15.163841	11,723.383
1/1/2014 to 12/31/2014	$15.163841	$17.231724	10,856.167
1/1/2015 to 12/31/2015	$17.231724	$17.564913	14,099.477

Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.96	$11.33	413.9576
1/1/2006 to 12/31/2006	$11.33	$12.85	768.9631
1/1/2007 to 12/31/2007	$12.85	$13.23	2,038.0
1/1/2008 to 12/31/2008	$13.23	$8.00	2,983.8
1/1/2009 to 12/31/2009	$8.00	$10.17	3,728.2
1/1/2010 to 12/31/2010	$10.17	$11.63	3,225.9
1/1/2011 to 12/31/2011	$11.63	$11.47	3,404.7
1/1/2012 to 12/31/2012	$11.47	$13.20	3,102.7
1/1/2013 to 12/31/2013	$13.20	$17.144319	903.936
1/1/2014 to 12/31/2014	$17.144319	$18.702454	892.376
1/1/2015 to 12/31/2015	$18.702454	$19.045256	880.382

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Oppenheimer Main Street Mid Cap Fund®
3/4/2005 to 12/31/2005	$11.53	$12.41	51,686.1313
1/1/2006 to 12/31/2006	$12.41	$14.05	11,461.872
1/1/2007 to 12/31/2007	$14.05	$13.66	15,890.0
1/1/2008 to 12/31/2008	$13.66	$8.32	14,099.6
1/1/2009 to 12/31/2009	$8.32	$11.26	11,301.4
1/1/2010 to 12/31/2010	$11.26	$13.69	13,530.6
1/1/2011 to 12/31/2011	$13.69	$13.16	24,409.9
1/1/2012 to 12/31/2012	$13.16	$15.18	21,081.9
1/1/2013 to 12/31/2013	$15.18	$19.998300	17,860.216
1/1/2014 to 12/31/2014	$19.998300	$22.173849	15,053.866
1/1/2015 to 12/31/2015	$22.173849	$20.317300	13,906.564

PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$10.59	$11.49	162,365.4301
1/1/2006 to 12/31/2006	$11.49	$10.96	294,591.3443
1/1/2007 to 12/31/2007	$10.96	$13.33	407,742.0
1/1/2008 to 12/31/2008	$13.33	$7.41	350,455.8
1/1/2009 to 12/31/2009	$7.41	$10.21	272,107.8
1/1/2010 to 12/31/2010	$10.21	$12.45	238,809.6
1/1/2011 to 12/31/2011	$12.45	$11.30	222,594.2
1/1/2012 to 12/31/2012	$11.30	$11.70	204,503.6
1/1/2013 to 12/31/2013	$11.70	$9.817275	192,330.093
1/1/2014 to 12/31/2014	$9.817275	$7.897119	173,563.627
1/1/2015 to 12/31/2015	$7.897119	$5.765041	197,113.108

PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.53	4,270.1
1/1/2008 to 12/31/2008	$10.53	$10.22	13,544.9
1/1/2009 to 12/31/2009	$10.22	$11.40	37,399.7
1/1/2010 to 12/31/2010	$11.40	$11.77	258,400.4
1/1/2011 to 12/31/2011	$11.77	$11.79	252,971.9
1/1/2012 to 12/31/2012	$11.79	$12.31	464,387.1
1/1/2013 to 12/31/2013	$12.31	$12.132695	729,408.923
1/1/2014 to 12/31/2014	12.132695	$12.034115	639,053.045
1/1/2015 to 12/31/2015	$12.034115	$11.923272	539,488.399

PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.24	$10.34	28,065.5775
1/1/2006 to 12/31/2006	$10.34	$10.20	42,023.8374
1/1/2007 to 12/31/2007	$10.20	$11.19	459,706.2
1/1/2008 to 12/31/2008	$11.19	$10.29	534,346.3
1/1/2009 to 12/31/2009	$10.29	$12.04	330,591.1
1/1/2010 to 12/31/2010	$12.04	$12.77	365,234.0
1/1/2011 to 12/31/2011	$12.77	$14.01	316,511.2
1/1/2012 to 12/31/2012	$14.01	$15.06	458,849.9
1/1/2013 to 12/31/2013	$15.06	$13.472459	427,543.339
1/1/2014 to 12/31/2014	$13.472459	$13.704757	359,592.921
1/1/2015 to 12/31/2015	$13.704757	$13.109431	312,237.371

PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.08	$10.21	452,382.5787
1/1/2006 to 12/31/2006	$10.21	$10.44	829,157.8687
1/1/2007 to 12/31/2007	$10.44	$11.19	1,403,675.3
1/1/2008 to 12/31/2008	$11.19	$11.53	2,044,371.7
1/1/2009 to 12/31/2009	$11.53	$12.91	1,737,133.5
1/1/2010 to 12/31/2010	$12.91	$13.82	1,470,092.6
1/1/2011 to 12/31/2011	$13.82	$14.16	1,318,057.0
1/1/2012 to 12/31/2012	$14.16	$15.37	1,590,971.4
1/1/2013 to 12/31/2013	$15.37	$14.833421	1,290,729.358
1/1/2014 to 12/31/2014	$14.833421	$15.276588	1,116,082.151
1/1/2015 to 12/31/2015	$15.276588	$15.137991	656,316.092

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Pioneer Fund
3/4/2005 to 12/31/2005	$11.14	$11.49	169,251.2419
1/1/2006 to 12/31/2006	$11.49	$13.21	531,162.8737
1/1/2007 to 12/31/2007	$13.21	$13.66	23,122.4
1/1/2008 to 12/31/2008	$13.66	$8.85	21,569.8
1/1/2009 to 12/31/2009	$8.85	$10.86	20,070.8
1/1/2010 to 12/31/2010	$10.86	$12.41	39,437.8
1/1/2011 to 12/31/2011	$12.41	$11.69	22,317.0
1/1/2012 to 12/31/2012	$11.69	$12.69	14,281.8
1/1/2013 to 12/31/2013	$12.69	$16.678735	12,342.568
1/1/2014 to 12/31/2014	$16.678735	$18.262163	12,821.758
1/1/2015 to 12/31/2015	$18.262163	$17.958025	11,370.474

Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$10.44	$10.43	5,712.0301
1/1/2006 to 12/31/2006	$10.43	$11.39	15,090.3921
1/1/2007 to 12/31/2007	$11.39	$12.03	20,710.0
1/1/2008 to 12/31/2008	$12.03	$7.48	16,710.5
1/1/2009 to 12/31/2009	$7.48	$11.98	99,665.1
1/1/2010 to 12/31/2010	$11.98	$13.92	18,989.4
1/1/2011 to 12/31/2011	$13.92	$13.51	16,990.2
1/1/2012 to 12/31/2012	$13.51	$15.34	18,132.7
1/1/2013 to 12/31/2013	$15.34	$17.019220	13,602.464
1/1/2014 to 12/31/2014	$17.019220	$16.778120	13,732.036
1/1/2015 to 12/31/2015	$16.778120	$15.759731	11,241.791

Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.94	13,404.0189
1/1/2007 to 12/31/2007	$11.94	$16.74	47,040.8
1/1/2008 to 12/31/2008	$16.74	$6.77	79,606.3
1/1/2009 to 12/31/2009	$6.77	$11.61	203,356.0
1/1/2010 to 12/31/2010	$11.61	$13.32	93,090.0
1/1/2011 to 12/31/2011	$13.32	$9.97	106,063.1
1/1/2012 to 12/31/2012	$9.97	$10.96	98,003.8
1/1/2013 to 12/31/2013	$10.96	$10.586036	100,594.292
1/1/2014 to 12/31/2014	$10.586036	$9.054388	90,890.125
1/1/2015 to 12/31/2015	$9.054388	$7.465783	83,218.163
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.58	$6.34	118,910.1
1/1/2009 to 12/31/2009	$6.34	$8.14	121,196.5
1/1/2010 to 12/31/2010	$8.14	$10.32	15,239.7
1/1/2011 to 12/31/2011	$10.32	$11.10	15,401.0
1/1/2012 to 12/31/2012	$11.10	$12.68	17,627.9
1/1/2013 to 12/31/2013	$12.68	$12.666578	19,062.385
1/1/2014 to 12/31/2014	$12.666578	$16.215444	31,144.843
1/1/2015 to 12/31/2015	$16.215444	$16.696983	25,342.398

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.33	2,496.6
1/1/2010 to 12/31/2010	$11.33	$13.39	1,271.9
1/1/2011 to 12/31/2011	$13.39	$12.89	2,007.5
1/1/2012 to 12/31/2012	$12.89	$13.57	2,783.9
1/1/2013 to 12/31/2013	$13.57	$19.350967	867.602
1/1/2014 to 12/31/2014	$19.350967	$20.838212	501.137
1/1/2015 to 12/31/2015	$20.838212	$20.862356	1,133.299

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.73	$12.43	53,449.7661
1/1/2006 to 12/31/2006	$12.43	$14.72	110,242.2139
1/1/2007 to 12/31/2007	$14.72	$17.04	128,673.9
1/1/2008 to 12/31/2008	$17.04	$9.07	133,983.8
1/1/2009 to 12/31/2009	$9.07	$13.41	114,895.3
1/1/2010 to 12/31/2010	$13.41	$14.38	1,092,184.3
1/1/2011 to 12/31/2011	$14.38	$12.39	1,023,166.5
1/1/2012 to 12/31/2012	$12.39	$14.51	833,738.5
1/1/2013 to 12/31/2013	$14.51	$18.223323	717,702.494
1/1/2014 to 12/31/2014	$18.223323	$16.053024	655,371.377
1/1/2015 to 12/31/2015	$16.053024	$14.729558	687,278.225

Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$11.52	$11.95	110,420.6911
1/1/2006 to 12/31/2006	$11.95	$14.38	70,715.2996
1/1/2007 to 12/31/2007	$14.38	$14.51	68,849.2
1/1/2008 to 12/31/2008	$14.51	$8.10	64,016.9
1/1/2009 to 12/31/2009	$8.10	$10.47	57,041.2
1/1/2010 to 12/31/2010	$10.47	$11.12	53,775.7
1/1/2011 to 12/31/2011	$11.12	$10.28	48,563.7
1/1/2012 to 12/31/2012	$10.28	$12.34	39,188.1
1/1/2013 to 12/31/2013	$12.34	$15.856549	35,757.244
1/1/2014 to 12/31/2014	$15.856549	$15.359704	29,550.540
1/1/2015 to 12/31/2015	$15.359704	$14.189095	29,312.166

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.05	971,952.1
1/1/2013 to 12/31/2013	$10.05	$13.092908	532,324.022
1/1/2014 to 12/31/2014	$13.092908	$14.293205	453,370.533
1/1/2015 to 12/31/2015	$14.293205	$15.011139	338,309.695

TA Dividend Focused
2/05/2014 to 12/31/2014	$10.008012	$11.406005	622,234.035
1/1/2015 to 12/31/2015	$11.406005	$10.932154	342,085.728

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	26,016.0
1/1/2010 to 12/31/2010	$1.02	$1.13	2,969.7
1/1/2011 to 12/31/2011	$1.13	$1.16	58,814.4
1/1/2012 to 12/31/2012	$1.16	$1.28	102,200.1
1/1/2013 to 12/31/2013	$1.28	$1.312279	110,576.216
1/1/2014 to 12/31/2014	$1.312279	$1.344429	137,612.463
1/1/2015 to 12/31/2015	$1.344429	$1.318103	131,232.550

TA Multi-Cap Growth
5/1/2008 to 12/31/2008	$10.65	$6.75	0.0
1/1/2009 to 12/31/2009	$6.75	$9.00	0.0
1/1/2010 to 12/31/2010	$9.00	$11.98	357,660.7
1/1/2011 to 12/31/2011	$11.98	$10.69	384,141.0
1/1/2012 to 12/31/2012	$10.69	$11.47	387,926.2
1/1/2013 to 12/31/2013	$11.47	$15.635802	279,488.008
1/1/2014 to 12/31/2014	$15.635802	$15.305916	255,696.267
1/1/2015 to 12/31/2015	$15.305916	$14.239146	106,562.501

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.33	3,345.1
1/1/2009 to 12/31/2009	$6.33	$8.91	5,586.7
1/1/2010 to 12/31/2010	$8.91	$11.39	141,779.3
1/1/2011 to 12/31/2011	$11.39	$10.88	156,211.1
1/1/2012 to 12/31/2012	$10.88	$12.44	131,910.7
1/1/2013 to 12/31/2013	$12.44	$16.696626	408,356.859
1/1/2014 to 12/31/2014	$16.696626	$17.239259	365,117.712
1/1/2015 to 12/31/2015	$17.239259	$16.481416	301,735.182

Invesco Comstock Fund
3/4/2005 to 12/31/2005	$11.03	$11.23	233,985.9823
1/1/2006 to 12/31/2006	$11.23	$12.87	91,077.8162
1/1/2007 to 12/31/2007	$12.87	$12.47	104,430.4
1/1/2008 to 12/31/2008	$12.47	$7.89	91,756.3
1/1/2009 to 12/31/2009	$7.89	$10.09	87,473.9
1/1/2010 to 12/31/2010	$10.09	$11.52	809,912.7
1/1/2011 to 12/31/2011	$11.52	$11.15	967,384.1
1/1/2012 to 12/31/2012	$11.15	$13.10	706,775.7
1/1/2013 to 12/31/2013	$13.10	$17.491430	618,570.931
1/1/2014 to 12/31/2014	$17.491430	$18.849882	428,201.320
1/1/2015 to 12/31/2015	$18.849882	$17.510847	273,642.469

Class B

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities
5/20/2011 to 12/31/2011	$1.00	$0.92	46,872.5
1/1/2012 to 12/31/2012	$0.92	$1.06	41,396.6
1/1/2013 to 12/31/2013	$1.06	$1.389830	41,599.729
1/1/2014 to 12/31/2014	$1.389830	$1.461842	38,816.722
1/1/2015 to 12/31/2015	$1.461842	$1.291843	41,067.020

Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$13.09	$9.72	1,899.9
1/1/2009 to 12/31/2009	$9.72	$12.49	82,900.8
1/1/2010 to 12/31/2010	$12.49	$13.86	30,591.6
1/1/2011 to 12/31/2011	$13.86	$12.82	27,379.7
1/1/2012 to 12/31/2012	$12.82	$13.96	21,292.8
1/1/2013 to 12/31/2013	$13.96	$17.798211	12,637.577
1/1/2014 to 12/31/2014	$17.798211	$18.351035	10,537.505
1/1/2015 to 12/31/2015	$18.351035	$17.320306	10,691.346

AB International Value Fund
6/23/2008 to 12/31/2008	$9.00	$4.78	17,461.2
1/1/2009 to 12/31/2009	$4.78	$6.33	30,479.9
1/1/2010 to 12/31/2010	$6.33	$6.45	31,331.0
1/1/2011 to 12/31/2011	$6.45	$5.08	29,710.0
1/1/2012 to 12/31/2012	$5.08	$5.72	28,556.6
1/1/2013 to 12/31/2013	$5.72	$6.892948	24,617.413
1/1/2014 to 12/31/2014	$6.892948	$6.354631	24,385.767
1/1/2015 to 12/31/2015	$6.354631	$6.427616	21,180.295

AB Discovery Value Fund
6/23/2008 to 12/31/2008	$12.90	$8.65	13,697.9
1/1/2009 to 12/31/2009	$8.65	$12.10	7,138.5
1/1/2010 to 12/31/2010	$12.10	$15.10	18,240.7
1/1/2011 to 12/31/2011	$15.10	$13.65	12,275.6
1/1/2012 to 12/31/2012	$13.65	$15.89	4,710.5
1/1/2013 to 12/31/2013	$15.89	$21.515980	8,848.891
1/1/2014 to 12/31/2014	$21.515980	$23.056110	10,354.154
1/1/2015 to 12/31/2015	$23.056110	$21.406575	10,038.796

AB Value Fund
6/23/2008 to 12/31/2008	$10.68	$7.31	0.0
1/1/2009 to 12/31/2009	$7.31	$8.59	17,039.0
1/1/2010 to 12/31/2010	$8.59	$9.44	27,385.5
1/1/2011 to 12/31/2011	$9.44	$8.94	18,426.0
1/1/2012 to 12/31/2012	$8.94	$10.13	0.0
1/1/2013 to 12/31/2013	$10.13	$13.569734	0.000
1/1/2014 to 12/31/2014	$13.569734	$14.936312	2,118.050
1/1/2015 to 12/31/2015	$14.936312	$13.607977	2,268.092

AllianzGI NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$9.38	$6.46	12,316.3
1/1/2009 to 12/31/2009	$6.46	$7.20	74,876.9
1/1/2010 to 12/31/2010	$7.20	$8.03	75,847.3
1/1/2011 to 12/31/2011	$8.03	$8.17	61,594.9
1/1/2012 to 12/31/2012	$8.17	$9.18	79,332.2
1/1/2013 to 12/31/2013	$9.18	$11.648992	74,005.682
1/1/2014 to 12/31/2014	$11.648992	$12.601360	65,635.478
1/1/2015 to 12/31/2015	$12.601360	$11.359724	40,502.750

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

AllianzGI NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$15.04	$10.81	5,097.6
1/1/2009 to 12/31/2009	$10.81	$13.21	47,691.3
1/1/2010 to 12/31/2010	$13.21	$16.28	43,642.8
1/1/2011 to 12/31/2011	$16.28	$16.41	4,676.2
1/1/2012 to 12/31/2012	$16.41	$17.86	332.8
1/1/2013 to 12/31/2013	$17.86	$23.176452	319.807
1/1/2014 to 12/31/2014	$23.176452	$23.230439	287.296
1/1/2015 to 12/31/2015	$23.230439	$21.016130	83.359

AllianzGI NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$11.37	$7.32	0.0
1/1/2009 to 12/31/2009	$7.32	$9.64	0.0
1/1/2010 to 12/31/2010	$9.64	$11.46	0.0
1/1/2011 to 12/31/2011	$11.46	$11.17	0.0
1/1/2012 to 12/31/2012	$11.17	$12.71	0.0
1/1/2013 to 12/31/2013	$12.71	$16.542861	0.000
1/1/2014 to 12/31/2014	$16.542861	$17.695562	0.000
1/1/2015 to 12/31/2015	$17.695562	$16.857041	0.000

American Century Equity Income Fund
6/23/2008 to 12/31/2008	$11.54	$9.95	0.0
1/1/2009 to 12/31/2009	$9.95	$10.99	0.0
1/1/2010 to 12/31/2010	$10.99	$12.25	0.0
1/1/2011 to 12/31/2011	$12.25	$12.49	0.0
1/1/2012 to 12/31/2012	$12.49	$13.70	0.0
1/1/2013 to 12/31/2013	$13.70	$16.127605	0.000
1/1/2014 to 12/31/2014	$16.127605	$17.830248	0.000
1/1/2015 to 12/31/2015	$17.830248	$17.652319	0.000

American Century Ultra® Fund
6/23/2008 to 12/31/2008	$11.21	$7.20	0.0
1/1/2009 to 12/31/2009	$7.20	$9.59	0.0
1/1/2010 to 12/31/2010	$9.59	$11.01	0.0
1/1/2011 to 12/31/2011	$11.01	$10.97	0.0
1/1/2012 to 12/31/2012	$10.97	$12.32	0.0
1/1/2013 to 12/31/2013	$12.32	$16.604280	0.000
1/1/2014 to 12/31/2014	$16.604280	$17.957284	0.000
1/1/2015 to 12/31/2015	$17.957284	$18.760141	0.000

American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$10.71	$9.46	79,074.4
1/1/2009 to 12/31/2009	$9.46	$10.72	326,292.2
1/1/2010 to 12/31/2010	$10.72	$11.35	64,918.6
1/1/2011 to 12/31/2011	$11.35	$11.93	1,413.2
1/1/2012 to 12/31/2012	$11.93	$12.46	0.0
1/1/2013 to 12/31/2013	$12.46	$12.042918	0.000
1/1/2014 to 12/31/2014	$12.042918	$12.538551	0.000
1/1/2015 to 12/31/2015	$12.538551	$12.395809	0.000

American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$17.12	$11.19	92,628.2
1/1/2009 to 12/31/2009	$11.19	$15.36	381,817.3
1/1/2010 to 12/31/2010	$15.36	$16.57	80,367.3
1/1/2011 to 12/31/2011	$16.57	$14.13	3,403.9
1/1/2012 to 12/31/2012	$14.13	$16.62	809.7
1/1/2013 to 12/31/2013	$16.62	$19.693483	618.678
1/1/2014 to 12/31/2014	$19.693483	$18.911177	490.535
1/1/2015 to 12/31/2015	$18.911177	$18.498585	374.784

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$13.97	$8.87	110,547.2
1/1/2009 to 12/31/2009	$8.87	$11.78	184,562.9
1/1/2010 to 12/31/2010	$11.78	$13.05	175,617.7
1/1/2011 to 12/31/2011	$13.05	$12.25	7,763.4
1/1/2012 to 12/31/2012	$12.25	$14.57	2,995.9
1/1/2013 to 12/31/2013	$14.57	$19.228529	2,269.098
1/1/2014 to 12/31/2014	$19.228529	$20.722667	1,781.748
1/1/2015 to 12/31/2015	$20.722667	$21.535635	1,341.603

American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$12.16	$9.31	24,080.9
1/1/2009 to 12/31/2009	$9.31	$11.43	54,044.8
1/1/2010 to 12/31/2010	$11.43	$12.62	50,307.2
1/1/2011 to 12/31/2011	$12.62	$13.14	2,782.2
1/1/2012 to 12/31/2012	$13.14	$14.51	0.0
1/1/2013 to 12/31/2013	$14.51	$16.910658	0.000
1/1/2014 to 12/31/2014	$16.910658	$18.071651	0.000
1/1/2015 to 12/31/2015	$18.071651	$17.551386	0.000

American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$12.11	$8.69	35,092.6
1/1/2009 to 12/31/2009	$8.69	$10.91	114,177.4
1/1/2010 to 12/31/2010	$10.91	$11.92	110,780.0
1/1/2011 to 12/31/2011	$11.92	$11.55	1,135.3
1/1/2012 to 12/31/2012	$11.55	$13.17	0.0
1/1/2013 to 12/31/2013	$13.17	$17.187575	0.000
1/1/2014 to 12/31/2014	$17.187575	$18.995066	0.000
1/1/2015 to 12/31/2015	$18.995066	$18.454006	0.000

BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$11.92	$8.31	32,664.6
1/1/2009 to 12/31/2009	$8.31	$10.69	281,960.7
1/1/2010 to 12/31/2010	$10.69	$11.88	28,429.3
1/1/2011 to 12/31/2011	$11.88	$11.37	27,586.4
1/1/2012 to 12/31/2012	$11.37	$12.77	13,657.4
1/1/2013 to 12/31/2013	$12.77	$17.375522	10,509.318
1/1/2014 to 12/31/2014	$17.375522	$18.812983	7,902.010
1/1/2015 to 12/31/2015	$18.812983	$17.414771	138,141.815

BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$10.42	$9.31	0.0
1/1/2009 to 12/31/2009	$9.31	$10.65	1,835.0
1/1/2010 to 12/31/2010	$10.65	$11.53	1,613.4
1/1/2011 to 12/31/2011	$11.53	$11.87	3,342.6
1/1/2012 to 12/31/2012	$11.87	$12.85	14,232.7
1/1/2013 to 12/31/2013	$12.85	$12.612032	12,337.525
1/1/2014 to 12/31/2014	$12.612032	$13.405910	36,676.192
1/1/2015 to 12/31/2015	$13.405910	$13.229398	299,683.441

BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$13.05	$8.44	71,843.4
1/1/2009 to 12/31/2009	$8.44	$11.38	276,989.9
1/1/2010 to 12/31/2010	$11.38	$13.39	380,893.7
1/1/2011 to 12/31/2011	$13.39	$12.01	474,071.0
1/1/2012 to 12/31/2012	$12.01	$13.49	374,488.4
1/1/2013 to 12/31/2013	$13.49	$17.813470	187,459.131
1/1/2014 to 12/31/2014	$17.813470	$19.042130	178,600.135
1/1/2015 to 12/31/2015	$19.042130	$20.075066	149,047.992

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$15.22	$12.26	149,658.0
1/1/2009 to 12/31/2009	$12.26	$14.72	857,230.8
1/1/2010 to 12/31/2010	$14.72	$15.95	920,588.0
1/1/2011 to 12/31/2011	$15.95	$15.15	873,275.6
1/1/2012 to 12/31/2012	$15.15	$16.45	771,765.3
1/1/2013 to 12/31/2013	$16.45	$18.569040	738,986.584
1/1/2014 to 12/31/2014	$18.569040	$18.663370	692,767.004
1/1/2015 to 12/31/2015	$18.663370	$18.219642	653,767.919

BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.19	16,149.7
1/1/2012 to 12/31/2012	$10.19	$11.51	11,740.6
1/1/2013 to 12/31/2013	$11.51	$14.754973	12,537.827
1/1/2014 to 12/31/2014	$14.754973	$13.882909	13,592.233
1/1/2015 to 12/31/2015	$13.882909	$13.745678	12,553.303

BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$16.28	$10.36	0.0
1/1/2009 to 12/31/2009	$10.36	$13.78	0.0
1/1/2010 to 12/31/2010	$13.78	$16.08	0.0
1/1/2011 to 12/31/2011	$16.08	$14.17	0.0
1/1/2012 to 12/31/2012	$14.17	$16.30	0.0
1/1/2013 to 12/31/2013	$16.30	$21.769323	0.000
1/1/2014 to 12/31/2014	$21.769323	$21.597804	0.000
1/1/2015 to 12/31/2015	$21.597804	$20.061849	0.000

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.29	24,744.8
1/1/2012 to 12/31/2012	$10.29	$10.41	25,353.7
1/1/2013 to 12/31/2013	$10.41	$10.004616	26,811.089
1/1/2014 to 12/31/2014	$10.004616	$10.397641	25,718.703
1/1/2015 to 12/31/2015	$10.397641	$10.284470	24,762.819

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	110,681.3
1/1/2012 to 12/31/2012	$10.18	$11.73	127,397.4
1/1/2013 to 12/31/2013	$11.73	$12.611170	229,124.767
1/1/2014 to 12/31/2014	$12.611170	$12.820047	205,260.229
1/1/2015 to 12/31/2015	$12.820047	$12.102008	205,836.923

BlackRock International Index Fund
6/23/2008 to 12/31/2008	$15.29	$9.77	0.0
1/1/2009 to 12/31/2009	$9.77	$12.34	0.0
1/1/2010 to 12/31/2010	$12.34	$13.03	0.0
1/1/2011 to 12/31/2011	$13.03	$11.20	0.0
1/1/2012 to 12/31/2012	$11.20	$13.08	0.0
1/1/2013 to 12/31/2013	$13.08	$15.641385	0.000
1/1/2014 to 12/31/2014	$15.641385	$14.436788	0.000
1/1/2015 to 12/31/2015	$14.436788	$14.080424	0.000

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.19	10,876.4
1/1/2012 to 12/31/2012	$9.19	$10.37	27,646.7
1/1/2013 to 12/31/2013	$10.37	$12.499007	25,903.724
1/1/2014 to 12/31/2014	$12.499007	$11.630769	25,299.140
1/1/2015 to 12/31/2015	$11.630769	$11.079768	20,566.748

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.93	0.0
1/1/2012 to 12/31/2012	$9.93	$10.27	0.0
1/1/2013 to 12/31/2013	$10.27	$10.229319	0.000
1/1/2014 to 12/31/2014	$10.229319	$10.211412	0.000
1/1/2015 to 12/31/2015	$10.211412	$10.123064	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$12.40	$8.85	1,947.1
1/1/2009 to 12/31/2009	$8.85	$10.52	21,542.7
1/1/2010 to 12/31/2010	$10.52	$11.52	15,393.1
1/1/2011 to 12/31/2011	$11.52	$11.36	24,606.0
1/1/2012 to 12/31/2012	$11.36	$12.80	23,266.2
1/1/2013 to 12/31/2013	$12.80	$16.861886	12,749.286
1/1/2014 to 12/31/2014	$16.861886	$18.573730	10,801.070
1/1/2015 to 12/31/2015	$18.573730	$18.337716	10,122.121

BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$12.15	$8.54	1,246.0
1/1/2009 to 12/31/2009	$8.54	$11.04	271,699.3
1/1/2010 to 12/31/2010	$11.04	$12.19	12,051.4
1/1/2011 to 12/31/2011	$12.19	$12.05	25,918.3
1/1/2012 to 12/31/2012	$12.05	$13.61	27,724.2
1/1/2013 to 12/31/2013	$13.61	$17.860826	19,996.432
1/1/2014 to 12/31/2014	$17.860826	$20.098480	15,353.503
1/1/2015 to 12/31/2015	$20.098480	$20.276166	19,939.933

BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$13.24	$9.39	13,723.4
1/1/2009 to 12/31/2009	$9.39	$10.57	21,157.2
1/1/2010 to 12/31/2010	$10.57	$11.51	21,007.0
1/1/2011 to 12/31/2011	$11.51	$11.02	25,942.3
1/1/2012 to 12/31/2012	$11.02	$12.23	15,710.1
1/1/2013 to 12/31/2013	$12.23	$16.013300	21,823.387
1/1/2014 to 12/31/2014	$16.013300	$17.629510	17,344.835
1/1/2015 to 12/31/2015	$17.629510	$17.033573	16,258.289

BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$12.14	$8.42	0.0
1/1/2009 to 12/31/2009	$8.42	$10.50	0.0
1/1/2010 to 12/31/2010	$10.50	$13.09	0.0
1/1/2011 to 12/31/2011	$13.09	$12.30	0.0
1/1/2012 to 12/31/2012	$12.30	$14.07	0.0
1/1/2013 to 12/31/2013	$14.07	$19.257856	0.000
1/1/2014 to 12/31/2014	$19.257856	$19.862612	0.000
1/1/2015 to 12/31/2015	$19.862612	$18.683173	0.000

BlackRock S&P 500 Index Fund
4/19/2013 to 12/31/2013	$10.00	$11.914041	43,974.056
1/1/2014 to 12/31/2014	$11.914041	$13.311855	40,857.944
1/1/2015 to 12/31/2015	$13.311855	$13.268022	39,211.558

BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$12.08	$7.45	3,376.2
1/1/2009 to 12/31/2009	$7.45	$9.38	12,229.6
1/1/2010 to 12/31/2010	$9.38	$11.87	11,025.4
1/1/2011 to 12/31/2011	$11.87	$11.39	13,704.7
1/1/2012 to 12/31/2012	$11.39	$12.72	10,065.1
1/1/2013 to 12/31/2013	$12.72	$17.869511	8,036.006
1/1/2014 to 12/31/2014	$17.869511	$18.466546	7,658.522
1/1/2015 to 12/31/2015	$18.466546	$16.955204	7,473.383

Cohen & Steers Real Estate Securities Fund
6/23/2008 to 12/31/2008	$11.70	$7.50	0.0
1/1/2009 to 12/31/2009	$7.50	$10.17	0.0
1/1/2010 to 12/31/2010	$10.17	$12.70	0.0
1/1/2011 to 12/31/2011	$12.70	$13.29	0.0
1/1/2012 to 12/31/2012	$13.29	$15.35	0.0
1/1/2013 to 12/31/2013	$15.35	$15.816831	0.000
1/1/2014 to 12/31/2014	$15.816831	$20.618708	0.000
1/1/2015 to 12/31/2015	$20.618708	$21.837268	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Columbia Acorn USA
6/23/2008 to 12/31/2008	$13.03	$8.20	12,153.2
1/1/2009 to 12/31/2009	$8.20	$11.42	71,135.6
1/1/2010 to 12/31/2010	$11.42	$13.83	75,101.9
1/1/2011 to 12/31/2011	$13.83	$12.94	115,371.8
1/1/2012 to 12/31/2012	$12.94	$15.14	118,568.9
1/1/2013 to 12/31/2013	$15.14	$19.773997	122,783.866
1/1/2014 to 12/31/2014	$19.773997	$20.162684	122,489.758
1/1/2015 to 12/31/2015	$20.162684	$19.574579	60,279.092

Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$10.37	$6.01	2,418.6
1/1/2009 to 12/31/2009	$6.01	$8.92	11,820.3
1/1/2010 to 12/31/2010	$8.92	$10.75	163,538.3
1/1/2011 to 12/31/2011	$10.75	$9.09	203,119.4
1/1/2012 to 12/31/2012	$9.09	$10.87	194,943.2
1/1/2013 to 12/31/2013	$10.87	$13.077741	247,171.594
1/1/2014 to 12/31/2014	$13.077741	$12.311814	243,550.466
1/1/2015 to 12/31/2015	$12.311814	$11.953066	226,594.012

Columbia Large Cap Growth Fund V
6/23/2008 to 12/31/2008	$10.26	$6.64	125,642.9
1/1/2009 to 12/31/2009	$6.64	$8.45	22,748.1
1/1/2010 to 12/31/2010	$8.45	$9.96	22,175.0
1/1/2011 to 12/31/2011	$9.96	$9.66	36,801.5
1/1/2012 to 12/31/2012	$9.66	$10.70	36,205.0
1/1/2013 to 12/31/2013	$10.70	$14.303250	27,318.720
1/1/2014 to 12/31/2014	$14.303250	$15.388538	19,331.677
1/1/2015 to 12/31/2015	$15.388538	$15.491687	14,751.843

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.66	0.0
1/1/2012 to 12/31/2012	$8.66	$9.46	3,288.2
1/1/2013 to 12/31/2013	$9.46	$12.216643	7,446.507
1/1/2014 to 12/31/2014	$12.216643	$12.893621	7,200.589
1/1/2015 to 12/31/2015	$12.893621	$13.357948	6,731.629

Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$12.57	$8.24	25,270.4
1/1/2009 to 12/31/2009	$8.24	$10.74	326,564.5
1/1/2010 to 12/31/2010	$10.74	$11.88	68,497.5
1/1/2011 to 12/31/2011	$11.88	$11.16	60,138.6
1/1/2012 to 12/31/2012	$11.16	$12.42	53,543.6
1/1/2013 to 12/31/2013	$12.42	$16.483422	49,277.018
1/1/2014 to 12/31/2014	$16.483422	$17.327433	38,569.626
1/1/2015 to 12/31/2015	$17.327433	$17.603151	27,871.157

Delaware Smid Cap Growth Fund
10/08/2010 to 12/31/2010	$10.00	$11.32	2,304.1
1/1/2011 to 12/31/2011	$11.32	$12.06	8,528.7
1/1/2012 to 12/31/2012	$12.06	$13.13	14,434.3
1/1/2013 to 12/31/2013	$13.13	$18.247338	7960.432
1/1/2014 to 12/31/2014	$18.247338	$18.507924	7,782.088
1/1/2015 to 12/31/2015	$18.507924	$19.547867	6,964.402

Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.26	$8.84	55,014.0
1/1/2009 to 12/31/2009	$8.84	$10.55	542.7
1/1/2010 to 12/31/2010	$10.55	$12.00	186,510.7
1/1/2011 to 12/31/2011	$12.00	$12.74	199,053.5
1/1/2012 to 12/31/2012	$12.74	$13.85	171,286.6
1/1/2013 to 12/31/2013	$13.85	$16.591532	111,158.101
1/1/2014 to 12/31/2014	$16.591532	$17.722869	101,163.929
1/1/2015 to 12/31/2015	$17.722869	$17.045567	54,445.284

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$10.76	$7.49	5,673.8
1/1/2009 to 12/31/2009	$7.49	$10.81	14,999.8
1/1/2010 to 12/31/2010	$10.81	$11.65	17,487.9
1/1/2011 to 12/31/2011	$11.65	$11.74	29,078.0
1/1/2012 to 12/31/2012	$11.74	$12.52	28,453.4
1/1/2013 to 12/31/2013	$12.52	$12.916755	34,830.393
1/1/2014 to 12/31/2014	$12.916755	$12.790715	34,342.910
1/1/2015 to 12/31/2015	$12.790715	$12.377737	29,095.198

Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$10.21	$6.99	45,508.8
1/1/2009 to 12/31/2009	$6.99	$8.07	374,090.3
1/1/2010 to 12/31/2010	$8.07	$8.76	580,484.3
1/1/2011 to 12/31/2011	$8.76	$8.26	585,254.2
1/1/2012 to 12/31/2012	$8.26	$9.43	415,358.8
1/1/2013 to 12/31/2013	$9.43	$12.031533	307,976.221
1/1/2014 to 12/31/2014	$12.031533	$13.171181	40,440.321
1/1/2015 to 12/31/2015	$13.171181	$12.854179	38,135.689

Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.931726	9,023.567
1/1/2014 to 12/31/2014	$11.931726	$12.706480	7,289.124
1/1/2015 to 12/31/2015	$12.706480	$11.855407	7,327.890

Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$14.88	$9.63	17,135.3
1/1/2009 to 12/31/2009	$9.63	$12.33	48,656.3
1/1/2010 to 12/31/2010	$12.33	$14.42	19,206.1
1/1/2011 to 12/31/2011	$14.42	$12.29	23,044.7
1/1/2012 to 12/31/2012	$12.29	$14.22	19,855.3
1/1/2013 to 12/31/2013	$14.22	$19.690953	15,340.298
1/1/2014 to 12/31/2014	$19.690953	$21.204857	15,216.367
1/1/2015 to 12/31/2015	$21.204857	$22.169989	10,394.544

Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$13.44	$7.69	0.0
1/1/2009 to 12/31/2009	$7.69	$9.71	0.0
1/1/2010 to 12/31/2010	$9.71	$11.84	0.0
1/1/2011 to 12/31/2011	$11.84	$11.68	0.0
1/1/2012 to 12/31/2012	$11.68	$13.15	0.0
1/1/2013 to 12/31/2013	$13.15	$17.602418	0.000
1/1/2014 to 12/31/2014	$17.602418	$19.259419	0.000
1/1/2015 to 12/31/2015	$19.259419	$20.281776	0.000

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.39	$10.48	425,158.0
1/1/2010 to 12/31/2010	$10.48	$10.94	129,158.8
1/1/2011 to 12/31/2011	$10.94	$10.03	127,150.8
1/1/2012 to 12/31/2012	$10.03	$12.25	114,601.8
1/1/2013 to 12/31/2013	$12.25	$15.926006	102,263.968
1/1/2014 to 12/31/2014	$15.926006	$17.050996	94,647.606
1/1/2015 to 12/31/2015	$17.050996	$18.815565	74,205.363

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.93	$12.73	40,331.4
1/1/2010 to 12/31/2010	$12.73	$15,76	12,096.2
1/1/2011 to 12/31/2011	$15,76	$15.25	14,829.5
1/1/2012 to 12/31/2012	$15.25	$17.65	14,221.4
1/1/2013 to 12/31/2013	$17.65	$22.712576	20,595.287
1/1/2014 to 12/31/2014	$22.712576	$25.016077	17,707.427
1/1/2015 to 12/31/2015	$25.016077	$25.444333	91,280.621

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$10.14	$9.94	0.0
1/1/2009 to 12/31/2009	$9.94	$9.78	1,768.9
1/1/2010 to 12/31/2010	$9.78	$9.21	3,174.8
1/1/2011 to 12/31/2011	$9.21	$9.05	4,040.1
1/1/2012 to 12/31/2012	$9.05	$8.93	2,578.9
1/1/2013 to 12/31/2013	$8.93	$9.168179	2,886.372
1/1/2014 to 12/31/2014	$9.168179	$9.172763	2,935.979
1/1/2015 to 12/31/2015	$9.172763	$9.157591	2,888.902

JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$9.49	$6.13	5,256.6
1/1/2009 to 12/31/2009	$6.13	$8.39	11,574.2
1/1/2010 to 12/31/2010	$8.39	$11.08	10,252.8
1/1/2011 to 12/31/2011	$11.08	$10.55	11,693.7
1/1/2012 to 12/31/2012	$10.55	$11.68	9,341.6
1/1/2013 to 12/31/2013	$11.68	$17.032754	17,673.996
1/1/2014 to 12/31/2014	$17.032754	$16.767857	12,667.444
1/1/2015 to 12/31/2015	$16.767857	$16.187188	9,007.059

Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$11.61	$8.29	42,253.5
1/1/2009 to 12/31/2009	$8.29	$9.76	15,475.4
1/1/2010 to 12/31/2010	$9.76	$11.01	13,970.4
1/1/2011 to 12/31/2011	$11.01	$10.01	24,478.9
1/1/2012 to 12/31/2012	$10.01	$11.45	21,982.9
1/1/2013 to 12/31/2013	$11.45	$14.923094	18,913.469
1/1/2014 to 12/31/2014	$14.923094	$16.499744	17,237.986
1/1/2015 to 12/31/2015	$16.499744	$15.594359	16,227.567
Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$11.63	$9.23	3,447.3
1/1/2009 to 12/31/2009	$9.23	$12.34	40,265.3
1/1/2010 to 12/31/2010	$12.34	$13.75	37,773.6
1/1/2011 to 12/31/2011	$13.75	$14.09	30,855.4
1/1/2012 to 12/31/2012	$14.09	$15.75	28,370.1
1/1/2013 to 12/31/2013	$15.75	$16.744531	39,196.467
1/1/2014 to 12/31/2014	$16.744531	$17.265115	25,849.072
1/1/2015 to 12/31/2015	$17.265115	$16.736512	25,676.237

Lord Abbett Mid Cap Stock Fund, Inc.
6/23/2008 to 12/31/2008	$11.77	$7.91	18,194.4
1/1/2009 to 12/31/2009	$7.91	$9.88	23,902.5
1/1/2010 to 12/31/2010	$9.88	$12.24	22,899.3
1/1/2011 to 12/31/2011	$12.24	$11.60	21,391.2
1/1/2012 to 12/31/2012	$11.60	$13.10	17,590.9
1/1/2013 to 12/31/2013	$13.10	$16.848045	18,826.605
1/1/2014 to 12/31/2014	$16.848045	$18.550565	17,454.879
1/1/2015 to 12/31/2015	$18.550565	$17.651473	15,908.191

Ready Assets Government Liquidity Fund
6/23/2008 to 12/31/2008	$10.87	$10.92	43,082.1
1/1/2009 to 12/31/2009	$10.92	$10.80	12,281.9
1/1/2010 to 12/31/2010	$10.80	$10.65	1,939.0
1/1/2011 to 12/31/2011	$10.65	$10.51	24,131.9
1/1/2012 to 12/31/2012	$10.51	$10.37	18,009.8
1/1/2013 to 12/31/2013	$10.37	$10.232061	31,370.330
1/1/2014 to 12/31/2014	$10.232061	$10.095520	12,370.853
1/1/2015 to 12/31/2015	$10.095520	$9.960440	9,643.875

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.96	0.0
1/1/2010 to 12/31/2010	$7.96	$9.08	0.0
1/1/2011 to 12/31/2011	$9.08	$8.68	0.0
1/1/2012 to 12/31/2012	$8.68	$9.43	0.0
1/1/2013 to 12/31/2013	$9.43	$12.139774	0.000
1/1/2014 to 12/31/2014	$12.139774	$13.233886	0.000
1/1/2015 to 12/31/2015	$13.233886	$13.503413	0.000

Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$12.52	$7.09	0.0
1/1/2009 to 12/31/2009	$7.09	$10.05	0.0
1/1/2010 to 12/31/2010	$10.05	$10.82	0.0
1/1/2011 to 12/31/2011	$10.82	$10.51	0.0
1/1/2012 to 12/31/2012	$10.51	$11.78	0.0
1/1/2013 to 12/31/2013	$11.78	$15.024670	0.000
1/1/2014 to 12/31/2014	$15.024670	$17.056513	0.000
1/1/2015 to 12/31/2015	$17.056513	$17.368940	0.000

Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$12.15	$7.97	0.0
1/1/2009 to 12/31/2009	$7.97	$10.12	0.0
1/1/2010 to 12/31/2010	$10.12	$11.56	0.0
1/1/2011 to 12/31/2011	$11.56	$11.38	1,470.2
1/1/2012 to 12/31/2012	$11.38	$13.09	3,534.5
1/1/2013 to 12/31/2013	$13.09	$16.986957	3,673.518
1/1/2014 to 12/31/2014	$16.986957	$18.512274	3,711.353
1/1/2015 to 12/31/2015	$18.512274	$18.832746	3,113.359

Oppenheimer Main Street Mid Cap Fund®
6/23/2008 to 12/31/2008	$12.80	$8.29	0.0
1/1/2009 to 12/31/2009	$8.29	$11.20	7,165.7
1/1/2010 to 12/31/2010	$11.20	$13.61	4,661.5
1/1/2011 to 12/31/2011	$13.61	$13.07	10,064.3
1/1/2012 to 12/31/2012	$13.07	$15.06	8,567.3
1/1/2013 to 12/31/2013	$15.06	$19.814817	5,934.621
1/1/2014 to 12/31/2014	$19.814817	$21.948452	5,385.147
1/1/2015 to 12/31/2015	$21.948452	$20.090663	5,405.127

PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$16.80	$7.38	24,826.4
1/1/2009 to 12/31/2009	$7.38	$10.15	109,211.9
1/1/2010 to 12/31/2010	$10.15	$12.37	103,106.5
1/1/2011 to 12/31/2011	$12.37	$11.22	102,792.7
1/1/2012 to 12/31/2012	$11.22	$11.60	132,504.7
1/1/2013 to 12/31/2013	$11.60	$9.727104	162,614.002
1/1/2014 to 12/31/2014	$9.727104	$7.816750	175,308.396
1/1/2015 to 12/31/2015	$7.816750	$5.700655	224,172.045

PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$10.52	$10.20	630.8
1/1/2009 to 12/31/2009	$10.20	$11.37	36,352.9
1/1/2010 to 12/31/2010	$11.37	$11.73	240,590.2
1/1/2011 to 12/31/2011	$11.73	$11.73	237,785.4
1/1/2012 to 12/31/2012	$11.73	$12.24	389,518.6
1/1/2013 to 12/31/2013	$12.24	$12.050334	551,157.524
1/1/2014 to 12/31/2014	$12.050334	$11.940474	540,859.368
1/1/2015 to 12/31/2015	$11.940474	$11.818666	498,410.899

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$11.36	$10.25	70,276.3
1/1/2009 to 12/31/2009	$10.25	$11.98	227,943.3
1/1/2010 to 12/31/2010	$11.98	$12.69	296,727.1
1/1/2011 to 12/31/2011	$12.69	$13.91	274,408.7
1/1/2012 to 12/31/2012	$13.91	$14.94	354,301.8
1/1/2013 to 12/31/2013	$14.94	$13.348760	340,299.312
1/1/2014 to 12/31/2014	$13.348760	$13.565353	322,624.009
1/1/2015 to 12/31/2015	$13.565353	$12.963112	307,080.489

PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$11.19	$11.48	255,994.8
1/1/2009 to 12/31/2009	$11.48	$12.84	1,216,927.9
1/1/2010 to 12/31/2010	$12.84	$13.73	1,040,078.0
1/1/2011 to 12/31/2011	$13.73	$14.06	957,279.5
1/1/2012 to 12/31/2012	$14.06	$15.25	1,159,432.9
1/1/2013 to 12/31/2013	$15.25	$14.697240	997,677.551
1/1/2014 to 12/31/2014	$14.697240	$15.121205	915,887.889
1/1/2015 to 12/31/2015	$15.121205	$14.969042	613,737.227

Pioneer Fund
6/23/2008 to 12/31/2008	$12.55	$8.81	0.0
1/1/2009 to 12/31/2009	$8.81	$10.80	0.0
1/1/2010 to 12/31/2010	$10.80	$12.33	8,191.6
1/1/2011 to 12/31/2011	$12.33	$11.61	3,612.8
1/1/2012 to 12/31/2012	$11.61	$12.59	3,478.4
1/1/2013 to 12/31/2013	$12.59	$16.525632	3,230.980
1/1/2014 to 12/31/2014	$16.525632	$18.076440	3,078.157
1/1/2015 to 12/31/2015	$18.076440	$17.757634	3,028.900

Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$11.84	$7.45	678.9
1/1/2009 to 12/31/2009	$7.45	$11.92	74,208.5
1/1/2010 to 12/31/2010	$11.92	$13.83	29,496.4
1/1/2011 to 12/31/2011	$13.83	$13.41	38,174.0
1/1/2012 to 12/31/2012	$13.41	$15.22	38,739.6
1/1/2013 to 12/31/2013	$15.22	$16.862975	33,293.351
1/1/2014 to 12/31/2014	$16.862975	$16.607464	33,262.429
1/1/2015 to 12/31/2015	$16.607464	$15.583843	27,424.293

Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$14.75	$6.75	4,285.0
1/1/2009 to 12/31/2009	$6.75	$11.57	78,179.8
1/1/2010 to 12/31/2010	$11.57	$13.26	40,707.4
1/1/2011 to 12/31/2011	$13.26	$9.91	55,073.4
1/1/2012 to 12/31/2012	$9.91	$10.88	58,468.5
1/1/2013 to 12/31/2013	$10.88	$10.503631	58,650.396
1/1/2014 to 12/31/2014	$10.503631	$8.974923	56,722.386
1/1/2015 to 12/31/2015	$8.974923	$7.392843	59,361.528

Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$10.27	$6.33	17,095.1
1/1/2009 to 12/31/2009	$6.33	$8.13	72,543.6
1/1/2010 to 12/31/2010	$8.13	$10.29	29,647.6
1/1/2011 to 12/31/2011	$10.29	$11.05	24,638.7
1/1/2012 to 12/31/2012	$11.05	$12.62	21,723.8
1/1/2013 to 12/31/2013	$12.62	$12.593128	26,773.418
1/1/2014 to 12/31/2014	$12.593128	$16.105325	24,299.017
1/1/2015 to 12/31/2015	$16.105325	$16.567014	20,577.554

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.33	369.6
1/1/2010 to 12/31/2010	$11.33	$13.37	0.0
1/1/2011 to 12/31/2011	$13.37	$12.86	0.0
1/1/2012 to 12/31/2012	$12.86	$13.52	0.0
1/1/2013 to 12/31/2013	$13.52	$19.266250	0.000
1/1/2014 to 12/31/2014	$19.266250	$20.726232	0.000
1/1/2015 to 12/31/2015	$20.726232	$20.729505	0.000

Templeton Foreign Fund
6/23/2008 to 12/31/2008	$14.52	$9.03	7,473.2
1/1/2009 to 12/31/2009	$9.03	$13.34	34,322.6
1/1/2010 to 12/31/2010	$13.34	$14.29	417,682.1
1/1/2011 to 12/31/2011	$14.29	$12.30	449,576.2
1/1/2012 to 12/31/2012	$12.30	$14.39	353,354.7
1/1/2013 to 12/31/2013	$14.39	$18.056061	326,670.868
1/1/2014 to 12/31/2014	$18.056061	$15.889769	326,482.768
1/1/2015 to 12/31/2015	$15.889769	$14.565180	386,535.245

Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$12.29	$8.07	0.0
1/1/2009 to 12/31/2009	$8.07	$10.41	4,142.9
1/1/2010 to 12/31/2010	$10.41	$11.05	5,608.6
1/1/2011 to 12/31/2011	$11.05	$10.20	5,949.1
1/1/2012 to 12/31/2012	$10.20	$12.23	10,523.8
1/1/2013 to 12/31/2013	$12.23	$15.711001	9,326.495
1/1/2014 to 12/31/2014	$15.711001	$15.203490	7,970.567
1/1/2015 to 12/31/2015	$15.203490	$14.030728	7,724.818

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.04	510,593.9
1/1/2013 to 12/31/2013	$10.04	$13.068220	309,749.152
1/1/2014 to 12/31/2014	$13.068220	$14.252002	283,582.474
1/1/2015 to 12/31/2015	$14.252002	$14.952912	237,481.180

TA Dividend Focused
02/05/2014 to 12/31/2014	$10.007984	$11.395699	356,322.578
1/1/2015 to 12/31/2015	$11.395699	$10.911353	220,461.816

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	79,377.1
1/1/2010 to 12/31/2010	$1.02	$1.13	46,561.0
1/1/2011 to 12/31/2011	$1.13	$1.15	31,631.6
1/1/2012 to 12/31/2012	$1.15	$1.28	29,348.7
1/1/2013 to 12/31/2013	$1.28	$1.306897	82,228.017
1/1/2014 to 12/31/2014	$1.306897	$1.337548	100,578.167
1/1/2015 to 12/31/2015	$1.337548	$1.310038	106,294.866

TA Multi-Cap Growth
6/23/2008 to 12/31/2008	$10.40	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$8.99	0.0
1/1/2010 to 12/31/2010	$8.99	$11.95	148,818.2
1/1/2011 to 12/31/2011	$11.95	$10.65	172,359.0
1/1/2012 to 12/31/2012	$10.65	$11.41	173,997.5
1/1/2013 to 12/31/2013	$11.41	$15.545192	145,175.666
1/1/2014 to 12/31/2014	$15.545192	$15.202004	143,177.066
1/1/2015 to 12/31/2015	$15.202004	$14.128326	66,708.256

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
TA Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.93	$6.33	1,722.2
1/1/2009 to 12/31/2009	$6.33	$8.90	21,722.4
1/1/2010 to 12/31/2010	$8.90	$11.36	64.504.6
1/1/2011 to 12/31/2011	$11.36	$10.84	69,277.9
1/1/2012 to 12/31/2012	$10.84	$12.38	62,827.9
1/1/2013 to 12/31/2013	$12.38	$16.599854	231,327.775
1/1/2014 to 12/31/2014	$16.599854	$17.122199	223,505.536
1/1/2015 to 12/31/2015	$17.122199	$16.353127	207,244.542

Invesco Comstock Fund
6/23/2008 to 12/31/2008	$10.62	$7.86	0.0
1/1/2009 to 12/31/2009	$7.86	$10.04	5,209.4
1/1/2010 to 12/31/2010	$10.04	$11.45	398,751.7
1/1/2011 to 12/31/2011	$11.45	$11.07	498,068.9
1/1/2012 to 12/31/2012	$11.07	$12.99	350,750.3
1/1/2013 to 12/31/2013	$12.99	$17.330809	324,602.857
1/1/2014 to 12/31/2014	$17.330809	$18.658111	242,450.279
1/1/2015 to 12/31/2015	$18.658111	$17.315366	177,761.413

Class L

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Invesco Value Opportunities
5/20/2011 to 12/31/2011	$1.00	$0.92	69,182.4
1/1/2012 to 12/31/2012	$0.92	$1.06	61,237.0
1/1/2013 to 12/31/2013	$1.06	$1.386197	45,899.669
1/1/2014 to 12/31/2014	$1.386197	$1.456572	40,854.257
1/1/2015 to 12/31/2015	$1.456572	$1.285898	45,769.956

Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.08	$11.42	18,571.2688
1/1/2006 to 12/31/2006	$11.42	$12.50	31,120.6888
1/1/2007 to 12/31/2007	$12.50	$13.54	62,729.0
1/1/2008 to 12/31/2008	$13.54	$9.68	66,694.9
1/1/2009 to 12/31/2009	$9.68	$12.42	437,326.8
1/1/2010 to 12/31/2010	$12.42	$13.78	68,107.8
1/1/2011 to 12/31/2011	$13.78	$12.73	62,982.2
1/1/2012 to 12/31/2012	$12.73	$13.85	53,689.2
1/1/2013 to 12/31/2013	$13.85	$17.634877	37,019.421
1/1/2014 to 12/31/2014	$17.634877	$18.164442	37,734.797
1/1/2015 to 12/31/2015	$18.164442	$17.127050	32,570.212

AB International Value Fund
5/1/2007 to 12/31/2007	$10.54	$10.41	63,712.2
1/1/2008 to 12/31/2008	$10.41	$4.77	115,591.0
1/1/2009 to 12/31/2009	$4.77	$6.31	108,468.1
1/1/2010 to 12/31/2010	$6.31	$6.43	107,003.8
1/1/2011 to 12/31/2011	$6.43	$5.06	74,690.0
1/1/2012 to 12/31/2012	$5.06	$5.69	74,670.2
1/1/2013 to 12/31/2013	$5.69	$6.846144	48,994.393
1/1/2014 to 12/31/2014	$6.846144	$6.305167	50,693.250
1/1/2015 to 12/31/2015	$6.305167	$6.371215	44,656.110

AB Discovery Value Fund
3/4/2005 to 12/31/2005	$11.37	$11.82	370,711.7082
1/1/2006 to 12/31/2006	$11.82	$13.24	789,338.7983
1/1/2007 to 12/31/2007	$13.24	$13.35	308,583.1
1/1/2008 to 12/31/2008	$13.35	$8.61	340,311.2
1/1/2009 to 12/31/2009	$8.61	$12.03	68,614.2
1/1/2010 to 12/31/2010	$12.03	$15.00	60,721.9
1/1/2011 to 12/31/2011	$15.00	$13.55	108,400.7
1/1/2012 to 12/31/2012	$13.55	$15.76	95,056.9
1/1/2013 to 12/31/2013	$15.76	$21.318600	80,015.507
1/1/2014 to 12/31/2014	$21.318600	$22.821760	42,766.114
1/1/2015 to 12/31/2015	$22.821760	$21.167795	37,667.462

AB Value Fund
3/4/2005 to 12/31/2005	$11.14	$11.30	5,075.168
1/1/2006 to 12/31/2006	$11.30	$13.50	22,707.4995
1/1/2007 to 12/31/2007	$13.50	$12.71	27,861.0
1/1/2008 to 12/31/2008	$12.71	$7.28	33,784.5
1/1/2009 to 12/31/2009	$7.28	$8.55	35,592.7
1/1/2010 to 12/31/2010	$8.55	$9.38	34,153.8
1/1/2011 to 12/31/2011	$9.38	$8.88	44,232.2
1/1/2012 to 12/31/2012	$8.88	$10.05	39,198.7
1/1/2013 to 12/31/2013	$10.05	$13.445204	37,002.650
1/1/2014 to 12/31/2014	$13.445204	$14.784442	34,838.158
1/1/2015 to 12/31/2015	$14.784442	$13.456137	33,212.925

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.26	36,099.6
1/1/2008 to 12/31/2008	$10.26	$6.45	92,539.5
1/1/2009 to 12/31/2009	$6.45	$7.17	102,010.8
1/1/2010 to 12/31/2010	$7.17	$8.00	86,081.1
1/1/2011 to 12/31/2011	$8.00	$8.13	172,375.6
1/1/2012 to 12/31/2012	$8.13	$9.13	172,239.5
1/1/2013 to 12/31/2013	$9.13	$11.569919	151,693.924
1/1/2014 to 12/31/2014	$11.569919	$12.503315	149,860.413
1/1/2015 to 12/31/2015	$12.503315	$11.260069	126,354.533

AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.65	$12.15	61,452.2574
1/1/2006 to 12/31/2006	$12.15	$14.20	119,561.9684
1/1/2007 to 12/31/2007	$14.20	$14.85	178,724.6
1/1/2008 to 12/31/2008	$14.85	$10.76	168,241.3
1/1/2009 to 12/31/2009	$10.76	$13.14	150,191.8
1/1/2010 to 12/31/2010	$13.14	$16.18	130,009.7
1/1/2011 to 12/31/2011	$16.18	$16.29	59,288.6
1/1/2012 to 12/31/2012	$16.29	$17.71	50,407.0
1/1/2013 to 12/31/2013	$17.71	$22.963789	45,046.160
1/1/2014 to 12/31/2014	$22.963789	$22.994259	40,785.086
1/1/2015 to 12/31/2015	$22.994259	$20.781660	33,726.721

AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.98	$10.74	8,457.0628
1/1/2006 to 12/31/2006	$10.74	$11.85	10,307.1353
1/1/2007 to 12/31/2007	$11.85	$12.33	7,856.4
1/1/2008 to 12/31/2008	$12.33	$7.29	4,363.4
1/1/2009 to 12/31/2009	$7.29	$9.59	4,303.1
1/1/2010 to 12/31/2010	$9.59	$11.39	2,706.2
1/1/2011 to 12/31/2011	$11.39	$11.09	2,681.9
1/1/2012 to 12/31/2012	$11.09	$12.60	2,623.4
1/1/2013 to 12/31/2013	$12.60	$16.391071	2,508.336
1/1/2014 to 12/31/2014	$16.391071	$17.515675	2,489.349
1/1/2015 to 12/31/2015	$17.515675	$16.669001	1,716.747

American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.83	$10.72	12,565.4106
1/1/2006 to 12/31/2006	$10.72	$12.61	24,653.9815
1/1/2007 to 12/31/2007	$12.61	$12.60	3,885.7
1/1/2008 to 12/31/2008	$12.60	$9.90	3,676.0
1/1/2009 to 12/31/2009	$9.90	$10.93	3,482.5
1/1/2010 to 12/31/2010	$10.93	$12.17	1,343.5
1/1/2011 to 12/31/2011	$12.17	$12.40	1,329.6
1/1/2012 to 12/31/2012	$12.40	$13.59	882.7
1/1/2013 to 12/31/2013	$13.59	$15.979584	875.078
1/1/2014 to 12/31/2014	$15.979584	$17.648943	867.888
1/1/2015 to 12/31/2015	$17.648943	$17.455351	860.487

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.77	$11.00	12,475.4225
1/1/2006 to 12/31/2006	$11.00	$10.46	5,597.6976
1/1/2007 to 12/31/2007	$10.46	$12.53	5,309.1
1/1/2008 to 12/31/2008	$12.53	$7.17	5,279.9
1/1/2009 to 12/31/2009	$7.17	$9.54	5,240.4
1/1/2010 to 12/31/2010	$9.54	$10.94	5,158.4
1/1/2011 to 12/31/2011	$10.94	$10.89	4,936.5
1/1/2012 to 12/31/2012	$10.89	$12.22	4,719.1
1/1/2013 to 12/31/2013	$12.22	$16.451933	3,062.831
1/1/2014 to 12/31/2014	$16.451933	$17.774753	2,906.024
1/1/2015 to 12/31/2015	$17.774753	$18.550888	2,755.174

American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.19	$10.24	465,526.12
1/1/2006 to 12/31/2006	$10.24	$10.69	1,805,270.887
1/1/2007 to 12/31/2007	$10.69	$10.89	2,545,318.6
1/1/2008 to 12/31/2008	$10.89	$9.42	2,166,094.7
1/1/2009 to 12/31/2009	$9.42	$10.67	1,891,978.6
1/1/2010 to 12/31/2010	$10.67	$11.28	617,019.6
1/1/2011 to 12/31/2011	$11.28	$11.84	201,616.2
1/1/2012 to 12/31/2012	$11.84	$12.36	166,160.7
1/1/2013 to 12/31/2013	$12.36	$11.932376	152,979.676
1/1/2014 to 12/31/2014	$11.932376	$12.411040	141,280.609
1/1/2015 to 12/31/2015	$12.411040	$12.257472	105,084.859

American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.77	$13.51	506,290.1806
1/1/2006 to 12/31/2006	$13.51	$16.22	1,473,625.938
1/1/2007 to 12/31/2007	$16.22	$19.02	2,232,135.5
1/1/2008 to 12/31/2008	$19.02	$11.14	2,462,414.2
1/1/2009 to 12/31/2009	$11.14	$15.28	2,847,731.5
1/1/2010 to 12/31/2010	$15.28	$16.47	582,062.4
1/1/2011 to 12/31/2011	$16.47	$14.03	186,337.9
1/1/2012 to 12/31/2012	$14.03	$16.48	148,591.4
1/1/2013 to 12/31/2013	$16.48	$19.512746	121,999.132
1/1/2014 to 12/31/2014	$19.512746	$18.718885	114,305.692
1/1/2015 to 12/31/2015	$18.718885	$18.292186	99,896.810

American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$11.01	$12.30	1,195,999.121
1/1/2006 to 12/31/2006	$12.30	$13.45	2,767,851.769
1/1/2007 to 12/31/2007	$13.45	$14.71	2,367,934.1
1/1/2008 to 12/31/2008	$14.71	$8.83	3,067,712.8
1/1/2009 to 12/31/2009	$8.83	$11.71	1,400,663.4
1/1/2010 to 12/31/2010	$11.71	$12.97	1,194,396.0
1/1/2011 to 12/31/2011	$12.97	$12.16	461,569.8
1/1/2012 to 12/31/2012	$12.16	$14.45	383,605.0
1/1/2013 to 12/31/2013	$14.45	$19.052003	346,414.038
1/1/2014 to 12/31/2014	$19.052003	$20.511890	313,444.436
1/1/2015 to 12/31/2015	$20.511890	$21.295271	275,504.429

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.89	$10.93	248,510.6691
1/1/2006 to 12/31/2006	$10.93	$12.95	502,056.2428
1/1/2007 to 12/31/2007	$12.95	$13.24	781,294.5
1/1/2008 to 12/31/2008	$13.24	$9.27	681,368.8
1/1/2009 to 12/31/2009	$9.27	$11.37	579,855.8
1/1/2010 to 12/31/2010	$11.37	$12.54	499,531.7
1/1/2011 to 12/31/2011	$12.54	$13.05	188,162.2
1/1/2012 to 12/31/2012	$13.05	$14.40	171,982.8
1/1/2013 to 12/31/2013	$14.40	$16.755410	153,162.366
1/1/2014 to 12/31/2014	$16.755410	$17.887851	142,664.672
1/1/2015 to 12/31/2015	$17.887851	$17.355507	128,839.241

American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.91	$11.29	256,292.5403
1/1/2006 to 12/31/2006	$11.29	$12.90	517,539.9759
1/1/2007 to 12/31/2007	$12.90	$13.46	723,412.7
1/1/2008 to 12/31/2008	$13.46	$8.65	715,135.7
1/1/2009 to 12/31/2009	$8.65	$10.85	666,935.2
1/1/2010 to 12/31/2010	$10.85	$11.85	575,689.1
1/1/2011 to 12/31/2011	$11.85	$11.46	258,475.1
1/1/2012 to 12/31/2012	$11.46	$13.06	230,111.3
1/1/2013 to 12/31/2013	$13.06	$17.029811	207,563.835
1/1/2014 to 12/31/2014	$17.029811	$18.801893	193,990.324
1/1/2015 to 12/31/2015	$18.801893	$18.248073	166,630.815

BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.97	$11.03	25,327.0315
1/1/2006 to 12/31/2006	$11.03	$13.31	52,057.5173
1/1/2007 to 12/31/2007	$13.31	$13.24	676,258.9
1/1/2008 to 12/31/2008	$13.24	$8.27	637,816.6
1/1/2009 to 12/31/2009	$8.27	$10.64	1,478,253.3
1/1/2010 to 12/31/2010	$10.64	$11.81	133,259.8
1/1/2011 to 12/31/2011	$11.81	$11.29	90,417.0
1/1/2012 to 12/31/2012	$11.29	$12.66	92,749.8
1/1/2013 to 12/31/2013	$12.66	$17.216056	70,333.007
1/1/2014 to 12/31/2014	$17.216056	$18.621684	59,736.906
1/1/2015 to 12/31/2015	$18.621684	$17.220449	620,060.894

BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$10.08	$10.09	25,638.1204
1/1/2006 to 12/31/2006	$10.09	$10.34	124,260.2361
1/1/2007 to 12/31/2007	$10.34	$10.64	142,224.9
1/1/2008 to 12/31/2008	$10.64	$9.28	123,184.5
1/1/2009 to 12/31/2009	$9.28	$10.60	127,363.9
1/1/2010 to 12/31/2010	$10.60	$11.46	134,613.3
1/1/2011 to 12/31/2011	$11.46	$11.78	123,796.7
1/1/2012 to 12/31/2012	$11.78	$12.74	126,135.4
1/1/2013 to 12/31/2013	$12.74	$12.496261	120,058.016
1/1/2014 to 12/31/2014	$12.496261	$13.269581	120,318.727
1/1/2015 to 12/31/2015	$13.269581	$13.081769	900,169.359

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.84	$11.61	11,633.2877
1/1/2006 to 12/31/2006	$11.61	$11.87	49,724.6754
1/1/2007 to 12/31/2007	$11.87	$14.03	1,279,467.6
1/1/2008 to 12/31/2008	$14.03	$8.41	1,679,911.7
1/1/2009 to 12/31/2009	$8.41	$11.32	1,690,448.5
1/1/2010 to 12/31/2010	$11.32	$13.31	2,093,799.6
1/1/2011 to 12/31/2011	$13.31	$11.92	2,355,651.7
1/1/2012 to 12/31/2012	$11.92	$13.38	1,772,827.7
1/1/2013 to 12/31/2013	$13.38	$17.650019	827,472.988
1/1/2014 to 12/31/2014	$17.650019	$18.848534	716,491.900
1/1/2015 to 12/31/2015	$18.848534	$19.851095	568,626.468

BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$11.21	$11.86	247,551.971
1/1/2006 to 12/31/2006	$11.86	$13.56	664,724.4151
1/1/2007 to 12/31/2007	$13.56	$15.60	1,287,700.5
1/1/2008 to 12/31/2008	$15.60	$12.21	1,498,016.9
1/1/2009 to 12/31/2009	$12.21	$14.64	1,510,490.1
1/1/2010 to 12/31/2010	$14.64	$15.85	1,642,998.5
1/1/2011 to 12/31/2011	$15.85	$15.05	1,537,599.3
1/1/2012 to 12/31/2012	$15.05	$16.31	1,479,626.8
1/1/2013 to 12/31/2013	$16.31	$18.398645	1,378,648.787
1/1/2014 to 12/31/2014	$18.398645	$18.473615	1,117,414.024
1/1/2015 to 12/31/2015	$18.473615	$18.016366	1,012,909.272

BlackRock Global Opportunities Portfolio.
9/9/2011 to 12/31/2011	$10.00	$10.19	19,153.2
1/1/2012 to 12/31/2012	$10.19	$11.50	24,092.6
1/1/2013 to 12/31/2013	$11.50	$14.721036	21,094.351
1/1/2014 to 12/31/2014	$14.721036	$13.837126	14,899.484
1/1/2015 to 12/31/2015	$13.837126	$13.686646	13,842.593

BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$11.66	$12.59	43,655.2268
1/1/2006 to 12/31/2006	$12.59	$14.67	71,657.2243
1/1/2007 to 12/31/2007	$14.67	$16.82	32,585.9
1/1/2008 to 12/31/2008	$16.82	$10.32	22,603.8
1/1/2009 to 12/31/2009	$10.32	$13.70	20,879.2
1/1/2010 to 12/31/2010	$13.70	$15.98	15,692.7
1/1/2011 to 12/31/2011	$15.98	$14.07	13,717.6
1/1/2012 to 12/31/2012	$14.07	$16.16	10,699.7
1/1/2013 to 12/31/2013	$16.16	$21.569638	8,931.113
1/1/2014 to 12/31/2014	$21.569638	$21.378293	8,415.186
1/1/2015 to 12/31/2015	$21.378293	$19.838086	7,349.223

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.29	53,158.5
1/1/2012 to 12/31/2012	$10.29	$10.39	32,198.9
1/1/2013 to 12/31/2013	$10.39	$9.980101	30,459.082
1/1/2014 to 12/31/2014	$9.980101	$10.361802	22,681.803
1/1/2015 to 12/31/2015	$10.361802	$10.238772	21,774.039

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	354,325.7
1/1/2012 to 12/31/2012	$10.18	$11.72	323,428.8
1/1/2013 to 12/31/2013	$11.72	$12.582165	662,158.538
1/1/2014 to 12/31/2014	$12.582165	$12.777788	603,594.446
1/1/2015 to 12/31/2015	$12.777788	$12.050052	560,500.929

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.84	$12.75	5,352.6988
1/1/2006 to 12/31/2006	$12.75	$15.80	25,893.482
1/1/2007 to 12/31/2007	$15.80	$17.14	12,414.3
1/1/2008 to 12/31/2008	$17.14	$9.73	12,304.2
1/1/2009 to 12/31/2009	$9.73	$12.27	11,536.5
1/1/2010 to 12/31/2010	$12.27	$12.95	11,020.0
1/1/2011 to 12/31/2011	$12.95	$11.12	9,817.1
1/1/2012 to 12/31/2012	$11.12	$12.97	7,652.2
1/1/2013 to 12/31/2013	$12.97	$15.497871	5,064.787
1/1/2014 to 12/31/2014	$15.497871	$14.290022	4,332.506
1/1/2015 to 12/31/2015	$14.290022	$13.923348	3,934.306

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	28,987.1
1/1/2012 to 12/31/2012	$9.18	$10.35	14,171.2
1/1/2013 to 12/31/2013	$10.35	$12.469301	17,041.263
1/1/2014 to 12/31/2014	$12.469301	$11.591510	38,795.204
1/1/2015 to 12/31/2015	$11.591510	$11.031331	38,456.849

BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.59	$12.45	111,297.3315
1/1/2006 to 12/31/2006	$12.45	$13.84	246,932.9104
1/1/2007 to 12/31/2007	$13.84	$14.30	370,732.6
1/1/2008 to 12/31/2008	$14.30	$8.81	308,435.1
1/1/2009 to 12/31/2009	$8.81	$10.46	301,501.4
1/1/2010 to 12/31/2010	$10.46	$11.45	277,370.7
1/1/2011 to 12/31/2011	$11.45	$11.28	186,616.6
1/1/2012 to 12/31/2012	$11.28	$12.70	152,659.2
1/1/2013 to 12/31/2013	$12.70	$16.707200	141,166.263
1/1/2014 to 12/31/2014	$16.707200	$18.384950	117,353.732
1/1/2015 to 12/31/2015	$18.384950	$18.133184	105,856.995

BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.20	$12.25	52,044.6375
1/1/2006 to 12/31/2006	$12.25	$12.85	79,632.6977
1/1/2007 to 12/31/2007	$12.85	$13.69	107,977.1
1/1/2008 to 12/31/2008	$13.69	$8.51	125,143.9
1/1/2009 to 12/31/2009	$8.51	$10.98	1,675,506.3
1/1/2010 to 12/31/2010	$10.98	$12.12	184,432.5
1/1/2011 to 12/31/2011	$12.12	$11.97	152,827.4
1/1/2012 to 12/31/2012	$11.97	$13.50	139,695.6
1/1/2013 to 12/31/2013	$13.50	$17.696967	123,527.760
1/1/2014 to 12/31/2014	$17.696967	$19.894197	108,071.714
1/1/2015 to 12/31/2015	$19.894197	$20.050021	89,777.802

BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.68	$12.51	303,036.8474
1/1/2006 to 12/31/2006	$12.51	$14.28	137,858.9049
1/1/2007 to 12/31/2007	$14.28	$14.75	238,976.6
1/1/2008 to 12/31/2008	$14.75	$9.35	207,423.9
1/1/2009 to 12/31/2009	$9.35	$10.51	183,701.3
1/1/2010 to 12/31/2010	$10.51	$11.44	169,025.9
1/1/2011 to 12/31/2011	$11.44	$10.94	119,905.0
1/1/2012 to 12/31/2012	$10.94	$12.13	93,275.1
1/1/2013 to 12/31/2013	$12.13	$15.866402	82,626.468
1/1/2014 to 12/31/2014	$15.866402	$17.450325	70,153.737
1/1/2015 to 12/31/2015	$17.450325	$16.843591	64,270.645

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$11.20	$11.61	4,013.4993
1/1/2006 to 12/31/2006	$11.61	$13.40	10,667.329
1/1/2007 to 12/31/2007	$13.40	$12.93	8,092.1
1/1/2008 to 12/31/2008	$12.93	$8.38	7,578.6
1/1/2009 to 12/31/2009	$8.38	$10.44	4,020.9
1/1/2010 to 12/31/2010	$10.44	$13.01	3,984.7
1/1/2011 to 12/31/2011	$13.01	$12.21	3,951.6
1/1/2012 to 12/31/2012	$12.21	$13.96	2,879.9
1/1/2013 to 12/31/2013	$13.96	$19.081136	1,415.124
1/1/2014 to 12/31/2014	$19.081136	$19.660673	1,042.670
1/1/2015 to 12/31/2015	$19.660673	$18.474734	932.008

BlackRock S&P 500 Index Fund
4/19/2013 to 12/31/2013	$10.00	$11.905699	200,351.871
1/1/2014 to 12/31/2014	$11.905699	$13.289234	256,241.011
1/1/2015 to 12/31/2015	$13.289234	$13.232226	232,813.045

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.92	4,318.5
1/1/2012 to 12/31/2012	$9.92	$10.25	4,191.5
1/1/2013 to 12/31/2013	$10.25	$10.204214	4,187.492
1/1/2014 to 12/31/2014	$10.204214	$10.176160	4,146.519
1/1/2015 to 12/31/2015	$10.176160	$10.078032	4,104.145

BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$11.01	$11.93	14,496.9774
1/1/2006 to 12/31/2006	$11.93	$13.18	22,054.041
1/1/2007 to 12/31/2007	$13.18	$12.81	24,196.4
1/1/2008 to 12/31/2008	$12.81	$7.42	25,938.3
1/1/2009 to 12/31/2009	$7.42	$9.33	30,915.6
1/1/2010 to 12/31/2010	$9.33	$11.80	28,647.1
1/1/2011 to 12/31/2011	$11.80	$11.31	38,941.0
1/1/2012 to 12/31/2012	$11.31	$12.61	33,171.4
1/1/2013 to 12/31/2013	$12.61	$17.705522	26,165.383
1/1/2014 to 12/31/2014	$17.705522	$18.278789	28,471.614
1/1/2015 to 12/31/2015	$18.278789	$16.766026	24,702.690

Cohen & Steers Real Estate Securities Fund
3/4/2005 to 12/31/2005	$10.88	$11.79	194,806.8269
1/1/2006 to 12/31/2006	$11.79	$15.10	405,448.8689
1/1/2007 to 12/31/2007	$15.10	$11.85	393,326.2
1/1/2008 to 12/31/2008	$11.85	$7.47	19,475.6
1/1/2009 to 12/31/2009	$7.47	$10.11	17,811.0
1/1/2010 to 12/31/2010	$10.11	$12.62	12,624.8
1/1/2011 to 12/31/2011	$12.62	$13.20	12,332.5
1/1/2012 to 12/31/2012	$13.20	$15.22	11,248.7
1/1/2013 to 12/31/2013	$15.22	$15.671699	10,952.129
1/1/2014 to 12/31/2014	$15.671699	$20.409109	10,707.618
1/1/2015 to 12/31/2015	$20.409109	$21.593691	10,395.867

Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.61	$12.63	231,285.6372
1/1/2006 to 12/31/2006	$12.63	$13.44	833,724.6638
1/1/2007 to 12/31/2007	$13.44	$13.67	194,258.4
1/1/2008 to 12/31/2008	$13.67	$8.17	488,956.2
1/1/2009 to 12/31/2009	$8.17	$11.36	422,776.8
1/1/2010 to 12/31/2010	$11.36	$13.74	371,474.1
1/1/2011 to 12/31/2011	$13.74	$12.84	332,797.0
1/1/2012 to 12/31/2012	$12.84	$15.02	292,268.8
1/1/2013 to 12/31/2013	$15.02	$19.592502	346,550.532
1/1/2014 to 12/31/2014	$19.592502	$19.957645	328,270.221
1/1/2015 to 12/31/2015	$19.957645	$19.356149	98,437.309

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.66	$11.29	24,523.5
1/1/2008 to 12/31/2008	$11.29	$6.00	64,252.8
1/1/2009 to 12/31/2009	$6.00	$8.89	60,651.1
1/1/2010 to 12/31/2010	$8.89	$10.71	1,012,526.4
1/1/2011 to 12/31/2011	$10.71	$9.04	1,116,487.7
1/1/2012 to 12/31/2012	$9.04	$10.80	979,459.1
1/1/2013 to 12/31/2013	$10.80	$12.988967	1,126,816.163
1/1/2014 to 12/31/2014	$12.988967	$12.216008	1,029,127.242
1/1/2015 to 12/31/2015	$12.216008	$11.848193	955,983.910

Columbia Large Cap Growth Fund V
5/1/2006 to 12/31/2006	$10.09	$10.32	65,649.1317
1/1/2007 to 12/31/2007	$10.32	$11.59	2,489,287.7
1/1/2008 to 12/31/2008	$11.59	$6.62	3,177,037.5
1/1/2009 to 12/31/2009	$6.62	$8.42	280,068.9
1/1/2010 to 12/31/2010	$8.42	$9.92	254,090.6
1/1/2011 to 12/31/2011	$9.92	$9.60	193,415.5
1/1/2012 to 12/31/2012	$9.60	$10.63	176,744.2
1/1/2013 to 12/31/2013	$10.63	$14.191962	163,460.017
1/1/2014 to 12/31/2014	$14.191962	$15.253553	138,564.037
1/1/2015 to 12/31/2015	$15.253553	$15.340462	122,197.696

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.65	386.4
1/1/2012 to 12/31/2012	$8.65	$9.45	380.6
1/1/2013 to 12/31/2013	$9.45	$12.183462	2,614.679
1/1/2014 to 12/31/2014	$12.183462	$12.845740	2,412.754
1/1/2015 to 12/31/2015	$12.845740	$13.295037	4,538.572

Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$11.19	$11.83	246,225.0412
1/1/2006 to 12/31/2006	$11.83	$13.43	1,220,964.807
1/1/2007 to 12/31/2007	$13.43	$13.89	799,406.0
1/1/2008 to 12/31/2008	$13.89	$8.21	809,072.4
1/1/2009 to 12/31/2009	$8.21	$10.69	2,138,422.8
1/1/2010 to 12/31/2010	$10.69	$11.81	773,812.6
1/1/2011 to 12/31/2011	$11.81	$11.08	496,773.3
1/1/2012 to 12/31/2012	$11.08	$12.31	454,459.1
1/1/2013 to 12/31/2013	$12.31	$16.332147	388,776.527
1/1/2014 to 12/31/2014	$16.332147	$17.151240	353,251.255
1/1/2015 to 12/31/2015	$17.151240	$17.406739	319,020.981

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.32	46,608.3
1/1/2011 to 12/31/2011	$11.32	$12.05	57,434.3
1/1/2012 to 12/31/2012	$12.05	$13.10	48,700.9
1/1/2013 to 12/31/2013	$13.10	$18.188831	35,890.172
1/1/2014 to 12/31/2014	$18.188831	$18.430134	35,176.207
1/1/2015 to 12/31/2015	$18.430134	$19.446253	29,091.677

Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$11.08	$10.97	553,107.9904
1/1/2006 to 12/31/2006	$10.97	$12.57	827,311.2425
1/1/2007 to 12/31/2007	$12.57	$13.20	1,085,252.3
1/1/2008 to 12/31/2008	$13.20	$8.80	1,400,413.4
1/1/2009 to 12/31/2009	$8.80	$10.49	58,311.7
1/1/2010 to 12/31/2010	$10.49	$11.92	946,402.2
1/1/2011 to 12/31/2011	$11.92	$12.65	944,503.5
1/1/2012 to 12/31/2012	$12.65	$13.73	703,421.6
1/1/2013 to 12/31/2013	$13.73	$16.439295	485,477.458
1/1/2014 to 12/31/2014	$16.439295	$17.542699	365,779.823
1/1/2015 to 12/31/2015	$17.542699	$16.855408	221,012.597

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.14	$10.37	319,283.9996
1/1/2006 to 12/31/2006	$10.37	$10.86	894,536.747
1/1/2007 to 12/31/2007	$10.86	$10.89	81,763.1
1/1/2008 to 12/31/2008	$10.89	$7.46	46,210.4
1/1/2009 to 12/31/2009	$7.46	$10.75	44,575.6
1/1/2010 to 12/31/2010	$10.75	$11.58	54,383.9
1/1/2011 to 12/31/2011	$11.58	$11.66	51,016.0
1/1/2012 to 12/31/2012	$11.66	$12.42	48,512.9
1/1/2013 to 12/31/2013	$12.42	$12.798176	72,559.453
1/1/2014 to 12/31/2014	$12.798176	$12.660618	74,901.522
1/1/2015 to 12/31/2015	$12.660618	$12.239590	71,207.199

Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.80	746,949.6
1/1/2008 to 12/31/2008	$10.80	$6.97	742,518.8
1/1/2009 to 12/31/2009	$6.97	$8.04	1,848,582.1
1/1/2010 to 12/31/2010	$8.04	$8.72	2,684,963.4
1/1/2011 to 12/31/2011	$8.72	$8.22	2,357,564.4
1/1/2012 to 12/31/2012	$8.22	$9.37	1,562,143.5
1/1/2013 to 12/31/2013	$9.37	$11.949857	1,312,298.680
1/1/2014 to 12/31/2014	$11.949857	$13.068703	69,194.479
1/1/2015 to 12/31/2015	$13.068703	$12.741418	61,704.707
Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.923377	17,663.224
1/1/2014 to 12/31/2014	$11.923377	$12.684891	11,827.858
1/1/2015 to 12/31/2015	$12.684891	$11.823427	14,778.372

Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$11.34	$12.47	48,393.5114
1/1/2006 to 12/31/2006	$12.47	$14.08	117,610.068
1/1/2007 to 12/31/2007	$14.08	$16.85	531,157.8
1/1/2008 to 12/31/2008	$16.85	$9.59	437,036.4
1/1/2009 to 12/31/2009	$9.59	$12.26	396,906.1
1/1/2010 to 12/31/2010	$12.26	$14.33	175,957.9
1/1/2011 to 12/31/2011	$14.33	$12.20	152,259.7
1/1/2012 to 12/31/2012	$12.20	$14.11	137,023.0
1/1/2013 to 12/31/2013	$14.11	$19.510228	107,649.118
1/1/2014 to 12/31/2014	$19.510228	$20.989245	99,173.147
1/1/2015 to 12/31/2015	$20.989245	$21.922630	91,216.782

Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.67	$11.21	0.0
1/1/2006 to 12/31/2006	$11.21	$11.77	533.5295
1/1/2007 to 12/31/2007	$11.77	$14.65	1,869.3
1/1/2008 to 12/31/2008	$14.65	$7.66	1,852.1
1/1/2009 to 12/31/2009	$7.66	$9.66	1,827.3
1/1/2010 to 12/31/2010	$9.66	$11.76	1,806.9
1/1/2011 to 12/31/2011	$11.76	$11.59	1,788.9
1/1/2012 to 12/31/2012	$11.59	$13.05	1,770.0
1/1/2013 to 12/31/2013	$13.05	$17.440879	1,753.145
1/1/2014 to 12/31/2014	$17.440879	$19.063593	1,737.697
1/1/2015 to 12/31/2015	$19.063593	$20.055489	1,721.774

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Janus Forty Fund
7/6/2009 to 12/31/2009	$7.38	$10.45	1,898,614.8
1/1/2010 to 12/31/2010	$10.45	$10.90	137,487.3
1/1/2011 to 12/31/2011	$10.90	$9.98	146,276.5
1/1/2012 to 12/31/2012	$9.98	$12.18	128,993.3
1/1/2013 to 12/31/2013	$12.18	$15.817903	109,586.421
1/1/2014 to 12/31/2014	$15.817903	$16.918316	81,048.178
1/1/2015 to 12/31/2015	$16.918316	$18.650489	66,413.045
Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.92	$12.72	251,585.8
1/1/2010 to 12/31/2010	$12.72	$15.74	49,549.9
1/1/2011 to 12/31/2011	$15.74	$15.21	47,924.6
1/1/2012 to 12/31/2012	$15.21	$17.59	45,434.6
1/1/2013 to 12/31/2013	$17.59	$22.611329	38,612.058
1/1/2014 to 12/31/2014	$22.611329	$24.879682	33,657.740
1/1/2015 to 12/31/2015	$24.879682	$25.280312	347,176.103
JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$10.34	$10.53	637,805.4027
1/1/2007 to 12/31/2007	$10.53	$10.09	18,958.6
1/1/2008 to 12/31/2008	$10.09	$9.92	23,622.5
1/1/2009 to 12/31/2009	$9.92	$9.74	30,119.7
1/1/2010 to 12/31/2010	$9.74	$9.17	27,998.1
1/1/2011 to 12/31/2011	$9.17	$9.00	16,248.6
1/1/2012 to 12/31/2012	$9.00	$8.87	13,512.8
1/1/2013 to 12/31/2013	$8.87	$9.096840	12,947.820
1/1/2014 to 12/31/2014	$9.096840	$9.092289	8,215.843
1/1/2015 to 12/31/2015	$9.092289	$9.068178	8,686.517
JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.95	4,276.1
1/1/2008 to 12/31/2008	$10.95	$6.12	10,488.0
1/1/2009 to 12/31/2009	$6.12	$8.37	18,493.8
1/1/2010 to 12/31/2010	$8.37	$11.04	16,614.7
1/1/2011 to 12/31/2011	$11.04	$10.50	22,284.1
1/1/2012 to 12/31/2012	$10.50	$11.61	21,439.0
1/1/2013 to 12/31/2013	$11.61	$16.917127	15,861.906
1/1/2014 to 12/31/2014	$16.917127	$16.637355	8,750.692
1/1/2015 to 12/31/2015	$16.637355	$16.045146	7,128.440

Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$11.15	$11.25	28,803.0673
1/1/2006 to 12/31/2006	$11.25	$13.04	528,186.6501
1/1/2007 to 12/31/2007	$13.04	$13.32	660,592.3
1/1/2008 to 12/31/2008	$13.32	$8.25	638,551.9
1/1/2009 to 12/31/2009	$8.25	$9.71	77,721.5
1/1/2010 to 12/31/2010	$9.71	$10.94	85,157.1
1/1/2011 to 12/31/2011	$10.94	$9.94	57,534.2
1/1/2012 to 12/31/2012	$9.94	$11.35	38,397.4
1/1/2013 to 12/31/2013	$11.35	$14.786153	33,724.881
1/1/2014 to 12/31/2014	$14.786153	$16.331993	23,256.715
1/1/2015 to 12/31/2015	$16.331993	$15.420371	18,910.761

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$10.45	$10.40	88,753.4027
1/1/2006 to 12/31/2006	$10.40	$11.26	143,900.8163
1/1/2007 to 12/31/2007	$11.26	$11.69	188,012.9
1/1/2008 to 12/31/2008	$11.69	$9.19	174,585.4
1/1/2009 to 12/31/2009	$9.19	$12.27	151,353.8
1/1/2010 to 12/31/2010	$12.27	$13.66	141,535.9
1/1/2011 to 12/31/2011	$13.66	$13.99	161,759.1
1/1/2012 to 12/31/2012	$13.99	$15.62	139,497.9
1/1/2013 to 12/31/2013	$15.62	$16.590810	136,008.328
1/1/2014 to 12/31/2014	$16.590810	$17.089515	136,123.244
1/1/2015 to 12/31/2015	$17.089515	$16.549729	128,752.013

Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.46	$12.02	141,256.292
1/1/2006 to 12/31/2006	$12.02	$13.31	235,992.8106
1/1/2007 to 12/31/2007	$13.31	$13.19	493,968.6
1/1/2008 to 12/31/2008	$13.19	$7.87	277,144.2
1/1/2009 to 12/31/2009	$7.87	$9.83	270,839.2
1/1/2010 to 12/31/2010	$9.83	$12.17	233,545.6
1/1/2011 to 12/31/2011	$12.17	$11.52	169,996.5
1/1/2012 to 12/31/2012	$11.52	$13.00	47,637.9
1/1/2013 to 12/31/2013	$13.00	$16.693441	131,021.191
1/1/2014 to 12/31/2014	$16.693441	$18.361960	118,337.380
1/1/2015 to 12/31/2015	$18.361960	$17.454541	108,680.180

Ready Assets Government Liquidity Fund
3/4/2005 to 12/31/2005	$10.00	$10.11	70,289.5894
1/1/2006 to 12/31/2006	$10.11	$10.41	266,957.8668
1/1/2007 to 12/31/2007	$10.41	$10.75	63,083.0
1/1/2008 to 12/31/2008	$10.75	$10.87	373,091.8
1/1/2009 to 12/31/2009	$10.87	$10.74	233,427.5
1/1/2010 to 12/31/2010	$10.74	$10.59	102,343.7
1/1/2011 to 12/31/2011	$10.59	$10.44	90,218.0
1/1/2012 to 12/31/2012	$10.44	$10.29	83,691.3
1/1/2013 to 12/31/2013	$10.29	$10.138135	43,161.734
1/1/2014 to 12/31/2014	$10.138135	$9.992844	33,021.706
1/1/2015 to 12/31/2015	$9.992844	$9.849284	27,908.741

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.93	0.0
1/1/2010 to 12/31/2010	$7.93	$9.03	0.0
1/1/2011 to 12/31/2011	$9.03	$8.63	0.0
1/1/2012 to 12/31/2012	$8.63	$9.37	0.0
1/1/2013 to 12/31/2013	$9.37	$12.045330	0.000
1/1/2014 to 12/31/2014	$12.045330	$13.117813	0.000
1/1/2015 to 12/31/2015	$13.117813	$13.371599	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.74	$11.15	7,816.9598
1/1/2006 to 12/31/2006	$11.15	$11.81	14,973.6613
1/1/2007 to 12/31/2007	$11.81	$13.24	28,035.8
1/1/2008 to 12/31/2008	$13.24	$7.06	18,254.7
1/1/2009 to 12/31/2009	$7.06	$9.99	10,937.1
1/1/2010 to 12/31/2010	$9.99	$10.75	10,151.4
1/1/2011 to 12/31/2011	$10.75	$10.43	4,623.2
1/1/2012 to 12/31/2012	$10.43	$11.69	4,559.8
1/1/2013 to 12/31/2013	$11.69	$14.886799	4,393.463
1/1/2014 to 12/31/2014	$14.886799	$16.883105	14,307.398
1/1/2015 to 12/31/2015	$16.883105	$17.175151	13,311.525

Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.95	$11.30	1172.5004
1/1/2006 to 12/31/2006	$11.30	$12.80	1218.2658
1/1/2007 to 12/31/2007	$12.80	$13.14	3823.5
1/1/2008 to 12/31/2008	$13.14	$7.93	4158.8
1/1/2009 to 12/31/2009	$7.93	$10.07	5,663.0
1/1/2010 to 12/31/2010	$10.07	$11.49	5,283.9
1/1/2011 to 12/31/2011	$11.49	$11.30	14,317.7
1/1/2012 to 12/31/2012	$11.30	$12.98	10,633.0
1/1/2013 to 12/31/2013	$12.98	$16.831039	8,753.730
1/1/2014 to 12/31/2014	$16.831039	$18.324022	7,824.035
1/1/2015 to 12/31/2015	$18.324022	$18.622594	6,084.719

Oppenheimer Main Street Mid Cap Fund®
3/4/2005 to 12/31/2005	$11.52	$12.38	91,202.6217
1/1/2006 to 12/31/2006	$12.38	$13.98	12,357.5175
1/1/2007 to 12/31/2007	$13.98	$13.57	24,516.8
1/1/2008 to 12/31/2008	$13.57	$8.25	16,793.1
1/1/2009 to 12/31/2009	$8.25	$11.14	23,127.6
1/1/2010 to 12/31/2010	$11.14	$13.52	17,991.6
1/1/2011 to 12/31/2011	$13.52	$12.98	19,753.3
1/1/2012 to 12/31/2012	$12.98	$14.93	23,280.6
1/1/2013 to 12/31/2013	$14.93	$19.633079	22,631.604
1/1/2014 to 12/31/2014	$19.633079	$21.725398	21,224.376
1/1/2015 to 12/31/2015	$21.725398	$19.866598	18,577.424

PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$10.59	$11.46	255,684.9932
1/1/2006 to 12/31/2006	$11.46	$10.91	628,165.69
1/1/2007 to 12/31/2007	$10.91	$13.24	897,198.1
1/1/2008 to 12/31/2008	$13.24	$7.35	803,928.5
1/1/2009 to 12/31/2009	$7.35	$10.10	583,587.9
1/1/2010 to 12/31/2010	$10.10	$12.30	510,101.6
1/1/2011 to 12/31/2011	$12.30	$11.14	474,690.3
1/1/2012 to 12/31/2012	$11.14	$11.51	445,591.2
1/1/2013 to 12/31/2013	$11.51	$9.637776	481,623.229
1/1/2014 to 12/31/2014	$9.637776	$7.737215	454,333.133
1/1/2015 to 12/31/2015	$7.737215	$5.636993	572,892.108

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.51	33,690.3
1/1/2008 to 12/31/2008	$10.51	$10.18	34,780.0
1/1/2009 to 12/31/2009	$10.18	$11.34	58,105.5
1/1/2010 to 12/31/2010	$11.34	$11.68	699,482.2
1/1/2011 to 12/31/2011	$11.68	$11.67	666,735.4
1/1/2012 to 12/31/2012	$11.67	$12.17	1,158,735.5
1/1/2013 to 12/31/2013	$12.17	$11.968565	1,761,587.626
1/1/2014 to 12/31/2014	$11.968565	$11.847588	1,586,235.002
1/1/2015 to 12/31/2015	$11.847588	$11.715008	1,408,976.356

PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.23	$10.32	49,941.6276
1/1/2006 to 12/31/2006	$10.32	$10.15	114,366.2258
1/1/2007 to 12/31/2007	$10.15	$11.12	1,203,876.1
1/1/2008 to 12/31/2008	$11.12	$10.21	1,484,196.8
1/1/2009 to 12/31/2009	$10.21	$11.92	917,100.8
1/1/2010 to 12/31/2010	$11.92	$12.61	1,017,120.1
1/1/2011 to 12/31/2011	$12.61	$13.81	837,969.3
1/1/2012 to 12/31/2012	$13.81	$14.81	1,157,745.4
1/1/2013 to 12/31/2013	$14.81	$13.226216	1,109,142.794
1/1/2014 to 12/31/2014	$13.226216	$13.427389	981,885.512
1/1/2015 to 12/31/2015	$13.427389	$12.818432	889,609.804

PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.07	$10.18	1,164,164.309
1/1/2006 to 12/31/2006	$10.18	$10.39	2,425,658.639
1/1/2007 to 12/31/2007	$10.39	$11.12	3,869,614.5
1/1/2008 to 12/31/2008	$11.12	$11.43	5,643,841.7
1/1/2009 to 12/31/2009	$11.43	$12.78	4,893,857.5
1/1/2010 to 12/31/2010	$12.78	$13.65	3,815,145.9
1/1/2011 to 12/31/2011	$13.65	$13.96	3,166,206.4
1/1/2012 to 12/31/2012	$13.96	$15.12	3,731,723.9
1/1/2013 to 12/31/2013	$15.12	$14.562307	3,020,904.923
1/1/2014 to 12/31/2014	$14.562307	$14.967399	2,656,840.907
1/1/2015 to 12/31/2015	$14.967399	$14.801970	1,638,389.303

Pioneer Fund
3/4/2005 to 12/31/2005	$11.13	$11.46	395,474.2309
1/1/2006 to 12/31/2006	$11.46	$13.15	1,461,074.771
1/1/2007 to 12/31/2007	$13.15	$13.57	35,749.1
1/1/2008 to 12/31/2008	$13.57	$8.77	35,685.4
1/1/2009 to 12/31/2009	$8.77	$10.74	30,597.3
1/1/2010 to 12/31/2010	$10.74	$12.26	72,574.7
1/1/2011 to 12/31/2011	$12.26	$11.53	25,073.4
1/1/2012 to 12/31/2012	$11.53	$12.49	19,025.3
1/1/2013 to 12/31/2013	$12.49	$16.374028	11,899.546
1/1/2014 to 12/31/2014	$16.374028	$17.892703	11,320.720
1/1/2015 to 12/31/2015	$17.892703	$17.559557	10,541.385

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$10.44	$10.40	22,819.6505
1/1/2006 to 12/31/2006	$10.40	$11.34	57,849.5398
1/1/2007 to 12/31/2007	$11.34	$11.95	73,277.3
1/1/2008 to 12/31/2008	$11.95	$7.42	56,618.5
1/1/2009 to 12/31/2009	$7.42	$11.86	277,736.8
1/1/2010 to 12/31/2010	$11.86	$13.75	52,156.8
1/1/2011 to 12/31/2011	$13.75	$13.32	56,945.3
1/1/2012 to 12/31/2012	$13.32	$15.09	55,494.2
1/1/2013 to 12/31/2013	$15.09	$16.708184	48,623.363
1/1/2014 to 12/31/2014	$16.708184	$16.438569	42,889.784
1/1/2015 to 12/31/2015	$16.438569	$15.409929	41,260.298

Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.92	37,595.3628
1/1/2007 to 12/31/2007	$11.92	$16.68	78,308.5
1/1/2008 to 12/31/2008	$16.68	$6.74	109,540.7
1/1/2009 to 12/31/2009	$6.74	$11.52	440,742.4
1/1/2010 to 12/31/2010	$11.52	$13.19	107,188.1
1/1/2011 to 12/31/2011	$13.19	$9.85	130,114.1
1/1/2012 to 12/31/2012	$9.85	$10.81	136,403.4
1/1/2013 to 12/31/2013	$10.81	$10.421856	139,878.099
1/1/2014 to 12/31/2014	$10.421856	$8.896125	138,168.069
1/1/2015 to 12/31/2015	$8.896125	$7.320596	133,294.942

Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.58	$6.33	315,545.0
1/1/2009 to 12/31/2009	$6.33	$8.11	318,228.1
1/1/2010 to 12/31/2010	$8.11	$10.26	26,392.8
1/1/2011 to 12/31/2011	$10.26	$11.01	32,697.2
1/1/2012 to 12/31/2012	$11.01	$12.56	40,704.8
1/1/2013 to 12/31/2013	$12.56	$12.520129	38,255.640
1/1/2014 to 12/31/2014	$12.520129	$15.995971	43,332.817
1/1/2015 to 12/31/2015	$15.995971	$16.438081	40,788.188

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	6,292.9
1/1/2010 to 12/31/2010	$11.32	$13.35	6,467.3
1/1/2011 to 12/31/2011	$13.35	$12.83	5,120.5
1/1/2012 to 12/31/2012	$12.83	$13.48	4,888.8
1/1/2013 to 12/31/2013	$13.48	$19.181929	4,849.009
1/1/2014 to 12/31/2014	$19.181929	$20.614886	4,810.988
1/1/2015 to 12/31/2015	$20.614886	$20.597518	4,771.181

Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.72	$12.39	75,259.5238
1/1/2006 to 12/31/2006	$12.39	$14.65	155,161.7454
1/1/2007 to 12/31/2007	$14.65	$16.93	227,632.4
1/1/2008 to 12/31/2008	$16.93	$8.99	257,259.0
1/1/2009 to 12/31/2009	$8.99	$13.27	226,768.6
1/1/2010 to 12/31/2010	$13.27	$14.20	2,665,272.4
1/1/2011 to 12/31/2011	$14.20	$12.22	2,512,204.5
1/1/2012 to 12/31/2012	$12.22	$14.27	2,016,656.5
1/1/2013 to 12/31/2013	$14.27	$17.890397	1,776,143.730
1/1/2014 to 12/31/2014	$17.890397	$15.728229	1,646,156.770
1/1/2015 to 12/31/2015	$15.728229	$14.402676	1,835,404.546

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$11.52	$11.92	228,092.9878
1/1/2006 to 12/31/2006	$11.92	$14.32	99,121.6628
1/1/2007 to 12/31/2007	$14.32	$14.42	171,119.5
1/1/2008 to 12/31/2008	$14.42	$8.03	158,309.6
1/1/2009 to 12/31/2009	$8.03	$10.36	147,793.8
1/1/2010 to 12/31/2010	$10.36	$10.98	133,923.6
1/1/2011 to 12/31/2011	$10.98	$10.13	109,794.8
1/1/2012 to 12/31/2012	$10.13	$12.13	97,851.2
1/1/2013 to 12/31/2013	$12.13	$15.566846	92,096.111
1/1/2014 to 12/31/2014	$15.566846	$15.048933	85,275.655
1/1/2015 to 12/31/2015	$15.048933	$13.874203	76,563.738
TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.03	2,385,611.0
1/1/2013 to 12/31/2013	$10.03	$13.043590	1,371,068.511
1/1/2014 to 12/31/2014	$13.043590	$14.210919	1,193,825.512
1/1/2015 to 12/31/2015	$14.210919	$14.894903	949,061.167
TA Dividend Focused
02/05/2014 to 12/31/2014	$10.007957	$11.385406	1,569,364.675
1/1/2015 to 12/31/2015	$11.385406	$10.890597	922,160.983
TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	20,578.1
1/1/2010 to 12/31/2010	$1.02	$1.13	31,096.2
1/1/2011 to 12/31/2011	$1.13	$1.15	235,607.7
1/1/2012 to 12/31/2012	$1.15	$1.27	226,313.2
1/1/2013 to 12/31/2013	$1.27	$1.301546	275,828.422
1/1/2014 to 12/31/2014	$1.301546	$1.330769	217,703.710
1/1/2015 to 12/31/2015	$1.330769	$1.302098	198,650.934
TA Multi-Cap Growth
5/1/2008 to 12/31/2008	$10.65	$6.74	0.0
1/1/2009 to 12/31/2009	$6.74	$8.97	0.0
1/1/2010 to 12/31/2010	$8.97	$11.92	892,725.7
1/1/2011 to 12/31/2011	$11.92	$10.61	897,000.6
1/1/2012 to 12/31/2012	$10.61	$11.36	886,419.4
1/1/2013 to 12/31/2013	$11.36	$15.455187	695,851.569
1/1/2014 to 12/31/2014	$15.455187	$15.098862	645,814.170
1/1/2015 to 12/31/2015	$15.098862	$14.018442	278,701.237
TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.32	11,129.0
1/1/2009 to 12/31/2009	$6.32	$8.88	16,011.5
1/1/2010 to 12/31/2010	$8.88	$11.33	328,099.2
1/1/2011 to 12/31/2011	$11.33	$10.80	368,857.1
1/1/2012 to 12/31/2012	$10.80	$12.32	313,626.3
1/1/2013 to 12/31/2013	$12.32	$16.503673	1,014,903.324
1/1/2014 to 12/31/2014	$16.503673	$17.005975	916,276.579
1/1/2015 to 12/31/2015	$17.005975	$16.225889	803,355.337

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Invesco Comstock Fund
3/4/2005 to 12/31/2005	$11.02	$11.20	588,296.2328
1/1/2006 to 12/31/2006	$11.20	$12.81	232,358.9225
1/1/2007 to 12/31/2007	$12.81	$12.38	244,053.6
1/1/2008 to 12/31/2008	$12.38	$7.82	227,252.0
1/1/2009 to 12/31/2009	$7.82	$9.98	212,212.2
1/1/2010 to 12/31/2010	$9.98	$11.38	2,063,746.6
1/1/2011 to 12/31/2011	$11.38	$10.99	2,371,225.1
1/1/2012 to 12/31/2012	$10.99	$12.88	1,647,402.4
1/1/2013 to 12/31/2013	$12.88	$17.171692	1,557,915.217
1/1/2014 to 12/31/2014	$17.171692	$18.468328	1,113,535.361
1/1/2015 to 12/31/2015	$18.468328	$17.122103	753,833.496

Class L

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Invesco Value Opportunities
5/20/2011 to 12/31/2011	$1.00	$0.91	0.0
1/1/2012 to 12/31/2012	$0.91	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.382614	0.000
1/1/2014 to 12/31/2014	$1.382614	$1.451353	0.000
1/1/2015 to 12/31/2015	$1.451353	$1.280010	0.000

Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$12.99	$9.64	21,948.9
1/1/2009 to 12/31/2009	$9.64	$12.35	135,752.6
1/1/2010 to 12/31/2010	$12.35	$13.69	32,136.2
1/1/2011 to 12/31/2011	$13.69	$12.64	24,853.1
1/1/2012 to 12/31/2012	$12.64	$13.74	23,771.0
1/1/2013 to 12/31/2013	$13.74	$17.473090	21,203.578
1/1/2014 to 12/31/2014	$17.473090	$17.979803	16,786.536
1/1/2015 to 12/31/2015	$17.979803	$16.936003	16,665.321

AB International Value Fund
6/23/2008 to 12/31/2008	$8.97	$4.76	54,477.4
1/1/2009 to 12/31/2009	$4.76	$6.29	60,359.3
1/1/2010 to 12/31/2010	$6.29	$6.40	62,613.6
1/1/2011 to 12/31/2011	$6.40	$5.03	83,006.4
1/1/2012 to 12/31/2012	$5.03	$5.66	79,588.9
1/1/2013 to 12/31/2013	$5.66	$6.799636	64,687.316
1/1/2014 to 12/31/2014	$6.799636	$6.256071	36,140.482
1/1/2015 to 12/31/2015	$6.256071	$6.315271	19,887.782
AB Discovery Value Fund
6/23/2008 to 12/31/2008	$12.81	$8.57	29,972.3
1/1/2009 to 12/31/2009	$8.57	$11.97	5,920.0
1/1/2010 to 12/31/2010	$11.97	$14.91	27,457.9
1/1/2011 to 12/31/2011	$14.91	$13.45	22,736.1
1/1/2012 to 12/31/2012	$13.45	$15.63	22,050.4
1/1/2013 to 12/31/2013	$15.63	$21.123050	18,172.320
1/1/2014 to 12/31/2014	$21.123050	$22.589826	17,666.283
1/1/2015 to 12/31/2015	$22.589826	$20.931729	16,666.833
AB Value Fund
6/23/2008 to 12/31/2008	$10.61	$7.25	0.0
1/1/2009 to 12/31/2009	$7.25	$8.50	263.9
1/1/2010 to 12/31/2010	$8.50	$9.33	2,205.9
1/1/2011 to 12/31/2011	$9.33	$8.82	2,214.6
1/1/2012 to 12/31/2012	$8.82	$9.97	2,214.0
1/1/2013 to 12/31/2013	$9.97	$13.321808	3,727.749
1/1/2014 to 12/31/2014	$13.321808	$14.634121	5,068.659
1/1/2015 to 12/31/2015	$14.634121	$13.305998	5,121.213

AllianzGI NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$9.35	$6.44	73,268.8
1/1/2009 to 12/31/2009	$6.44	$7.15	127,293.1
1/1/2010 to 12/31/2010	$7.15	$7.97	133,292.7
1/1/2011 to 12/31/2011	$7.97	$8.09	147,433.6
1/1/2012 to 12/31/2012	$8.09	$9.07	150,843.5
1/1/2013 to 12/31/2013	$9.07	$11.491413	118,990.555
1/1/2014 to 12/31/2014	$11.491413	$12.406064	98,047.108
1/1/2015 to 12/31/2015	$12.406064	$11.161315	106,359.070

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$14.93	$10.71	25,117.0
1/1/2009 to 12/31/2009	$10.71	$13.07	27,416.2
1/1/2010 to 12/31/2010	$13.07	$16.08	28,333.6
1/1/2011 to 12/31/2011	$16.08	$16.17	4,455.4
1/1/2012 to 12/31/2012	$16.17	$17.57	909.5
1/1/2013 to 12/31/2013	$17.57	$22.753164	883.793
1/1/2014 to 12/31/2014	$22.753164	$22.760568	841.824
1/1/2015 to 12/31/2015	$22.760568	$20.549884	0.000

AllianzGI NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$11.28	$7.25	0.0
1/1/2009 to 12/31/2009	$7.25	$9.54	0.0
1/1/2010 to 12/31/2010	$9.54	$11.32	0.0
1/1/2011 to 12/31/2011	$11.32	$11.01	0.0
1/1/2012 to 12/31/2012	$11.01	$12.50	0.0
1/1/2013 to 12/31/2013	$12.50	$16.240739	0.000
1/1/2014 to 12/31/2014	$16.240739	$17.337679	0.000
1/1/2015 to 12/31/2015	$17.337679	$16.483114	0.000

American Century Equity Income Fund
6/23/2008 to 12/31/2008	$11.45	$9.86	0.0
1/1/2009 to 12/31/2009	$9.86	$10.87	0.0
1/1/2010 to 12/31/2010	$10.87	$12.10	0.0
1/1/2011 to 12/31/2011	$12.10	$12.31	0.0
1/1/2012 to 12/31/2012	$12.31	$13.48	0.0
1/1/2013 to 12/31/2013	$13.48	$15.832969	0.000
1/1/2014 to 12/31/2014	$15.832969	$17.469547	0.000
1/1/2015 to 12/31/2015	$17.469547	$17.260650	0.000

American Century Ultra® Fund
6/23/2008 to 12/31/2008	$11.12	$7.14	0.0
1/1/2009 to 12/31/2009	$7.14	$9.49	0.0
1/1/2010 to 12/31/2010	$9.49	$10.87	0.0
1/1/2011 to 12/31/2011	$10.87	$10.81	0.0
1/1/2012 to 12/31/2012	$10.81	$12.12	0.0
1/1/2013 to 12/31/2013	$12.12	$16.301009	0.000
1/1/2014 to 12/31/2014	$16.301009	$17.594087	0.000
1/1/2015 to 12/31/2015	$17.594087	$18.343984	0.000

American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$10.64	$9.38	253,361.4
1/1/2009 to 12/31/2009	$9.38	$10.61	760,712.6
1/1/2010 to 12/31/2010	$10.61	$11.21	147,911.4
1/1/2011 to 12/31/2011	$11.21	$11.76	3,293.4
1/1/2012 to 12/31/2012	$11.76	$12.26	389.6
1/1/2013 to 12/31/2013	$12.26	$11.822851	0.000
1/1/2014 to 12/31/2014	$11.822851	$12.284830	0.000
1/1/2015 to 12/31/2015	$12.284830	$12.120708	0.000

American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$16.99	$11.09	297,777.1
1/1/2009 to 12/31/2009	$11.09	$15.20	801,959.4
1/1/2010 to 12/31/2010	$15.20	$16.37	129,124.9
1/1/2011 to 12/31/2011	$16.37	$13.93	13,355.6
1/1/2012 to 12/31/2012	$13.93	$16.34	2,616.7
1/1/2013 to 12/31/2013	$16.34	$19.333652	2,312.278
1/1/2014 to 12/31/2014	$19.333652	$18.528527	2,227.626
1/1/2015 to 12/31/2015	$18.528527	$18.088054	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$13.86	$8.79	380,176.4
1/1/2009 to 12/31/2009	$8.79	$11.65	411,582.0
1/1/2010 to 12/31/2010	$11.65	$12.89	371,154.7
1/1/2011 to 12/31/2011	$12.89	$12.08	21,874.2
1/1/2012 to 12/31/2012	$12.08	$14.33	15,330.1
1/1/2013 to 12/31/2013	$14.33	$18.877080	12,332.696
1/1/2014 to 12/31/2014	$18.877080	$20.303264	10,142.504
1/1/2015 to 12/31/2015	$20.303264	$21.057606	4,510.633

American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$12.07	$9.23	28,323.6
1/1/2009 to 12/31/2009	$9.23	$11.31	82,544.0
1/1/2010 to 12/31/2010	$11.31	$12.47	86,093.0
1/1/2011 to 12/31/2011	$12.47	$12.96	9,392.1
1/1/2012 to 12/31/2012	$12.96	$14.28	3,255.5
1/1/2013 to 12/31/2013	$14.28	$16.601638	3,104.958
1/1/2014 to 12/31/2014	$16.601638	$17.705967	817.668
1/1/2015 to 12/31/2015	$17.705967	$17.161863	0.000
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$12.02	$8.62	38,943.9
1/1/2009 to 12/31/2009	$8.62	$10.79	71,529.3
1/1/2010 to 12/31/2010	$10.79	$11.77	75,012.0
1/1/2011 to 12/31/2011	$11.77	$11.38	3,922.9
1/1/2012 to 12/31/2012	$11.38	$12.95	1,279.8
1/1/2013 to 12/31/2013	$12.95	$16.873486	1,272.515
1/1/2014 to 12/31/2014	$16.873486	$18.610685	1,266.348
1/1/2015 to 12/31/2015	$18.610685	$18.044432	0.000
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$11.83	$8.24	92,459.1
1/1/2009 to 12/31/2009	$8.24	$10.58	603,457.8
1/1/2010 to 12/31/2010	$10.58	$11.74	34,342.7
1/1/2011 to 12/31/2011	$11.74	$11.21	35,188.0
1/1/2012 to 12/31/2012	$11.21	$12.56	28,269.4
1/1/2013 to 12/31/2013	$12.56	$17.058078	13,611.094
1/1/2014 to 12/31/2014	$17.058078	$18.432376	14,456.463
1/1/2015 to 12/31/2015	$18.432376	$17.028338	289,798.764
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$10.34	$9.24	4,007.8
1/1/2009 to 12/31/2009	$9.24	$10.54	44,835.3
1/1/2010 to 12/31/2010	$10.54	$11.39	42,427.5
1/1/2011 to 12/31/2011	$11.39	$11.70	50,948.8
1/1/2012 to 12/31/2012	$11.70	$12.64	48,869.0
1/1/2013 to 12/31/2013	$12.64	$12.381572	53,678.258
1/1/2014 to 12/31/2014	$12.381572	$13.134639	46,481.850
1/1/2015 to 12/31/2015	$13.134639	$12.935797	573,451.143
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.95	$8.37	211,127.7
1/1/2009 to 12/31/2009	$8.37	$11.26	601,181.3
1/1/2010 to 12/31/2010	$11.26	$13.23	834,307.6
1/1/2011 to 12/31/2011	$13.23	$11.83	1,010,363.9
1/1/2012 to 12/31/2012	$11.83	$13.27	781,273.5
1/1/2013 to 12/31/2013	$13.27	$17.488069	350,419.190
1/1/2014 to 12/31/2014	$17.488069	$18.656913	324,482.530
1/1/2015 to 12/31/2015	$18.656913	$19.629640	264,551.205

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$15.10	$12.16	280,891.0
1/1/2009 to 12/31/2009	$12.16	$14.56	1,229,966.4
1/1/2010 to 12/31/2010	$14.56	$15.75	1,308,724.8
1/1/2011 to 12/31/2011	$15.75	$14.94	1,195,155.4
1/1/2012 to 12/31/2012	$14.94	$16.18	1,106,218.2
1/1/2013 to 12/31/2013	$16.18	$18.229876	1,055,023.342
1/1/2014 to 12/31/2014	$18.229876	$18.285857	900,493.126
1/1/2015 to 12/31/2015	$18.285857	$17.815427	801,792.129

BlackRock Global Opportunities Portfolio.
9/9/2011 to 12/31/2011	$10.00	$10.18	95,074.9
1/1/2012 to 12/31/2012	$10.18	$11.48	89,955.2
1/1/2013 to 12/31/2013	$11.48	$14.687204	82,196.024
1/1/2014 to 12/31/2014	$14.687204	$13.791521	80,805.526
1/1/2015 to 12/31/2015	$13.791521	$13.627891	82,035.083

BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$16.16	$10.28	0.0
1/1/2009 to 12/31/2009	$10.28	$13.63	0.0
1/1/2010 to 12/31/2010	$13.63	$15.88	0.0
1/1/2011 to 12/31/2011	$15.88	$13.97	0.0
1/1/2012 to 12/31/2012	$13.97	$16.03	0.0
1/1/2013 to 12/31/2013	$16.03	$21.371783	0.000
1/1/2014 to 12/31/2014	$21.371783	$21.161024	0.000
1/1/2015 to 12/31/2015	$21.161024	$19.616835	0.000

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.28	33,246.2
1/1/2012 to 12/31/2012	$10.28	$10.38	46,325.9
1/1/2013 to 12/31/2013	$10.38	$9.955640	31,845.592
1/1/2014 to 12/31/2014	$9.955640	$10.326066	30,578.883
1/1/2015 to 12/31/2015	$10.326066	$10.193264	28,728.104

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	246,638.7
1/1/2012 to 12/31/2012	$10.17	$11.70	250,491.3
1/1/2013 to 12/31/2013	$11.70	$12.553217	431,605.423
1/1/2014 to 12/31/2014	$12.553217	$12.735637	393,486.111
1/1/2015 to 12/31/2015	$12.735637	$11.998298	366,441.487
BlackRock International Index Fund
6/23/2008 to 12/31/2008	$15.18	$9.69	0.0
1/1/2009 to 12/31/2009	$9.69	$12.21	0.0
1/1/2010 to 12/31/2010	$12.21	$12.87	0.0
1/1/2011 to 12/31/2011	$12.87	$11.04	0.0
1/1/2012 to 12/31/2012	$11.04	$12.87	0.0
1/1/2013 to 12/31/2013	$12.87	$15.355670	0.000
1/1/2014 to 12/31/2014	$15.355670	$14.144748	0.000
1/1/2015 to 12/31/2015	$14.144748	$13.768030	0.000

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	20,551.6
1/1/2012 to 12/31/2012	$9.18	$10.34	16,662.5
1/1/2013 to 12/31/2013	$10.34	$12.439674	15,638.40
1/1/2014 to 12/31/2014	$12.439674	$11.552402	17,759.263
1/1/2015 to 12/31/2015	$11.552402	$10.983110	18,180.211

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.92	0.0
1/1/2012 to 12/31/2012	$9.92	$10.24	0.0
1/1/2013 to 12/31/2013	$10.24	$10.179220	0.000
1/1/2014 to 12/31/2014	$10.179220	$10.141094	0.000
1/1/2015 to 12/31/2015	$10.141094	$10.033260	0.000

BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$12.30	$8.77	5,490.7
1/1/2009 to 12/31/2009	$8.77	$10.41	22,416.8
1/1/2010 to 12/31/2010	$10.41	$11.38	19,997.9
1/1/2011 to 12/31/2011	$11.38	$11.20	32,792.9
1/1/2012 to 12/31/2012	$11.20	$12.60	37,370.3
1/1/2013 to 12/31/2013	$12.60	$16.553966	30,349.786
1/1/2014 to 12/31/2014	$16.553966	$18.198119	27,559.084
1/1/2015 to 12/31/2015	$18.198119	$17.930968	27,998.259

BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$12.06	$8.47	12,378.7
1/1/2009 to 12/31/2009	$8.47	$10.92	614,263.5
1/1/2010 to 12/31/2010	$10.92	$12.04	38,262.5
1/1/2011 to 12/31/2011	$12.04	$11.88	65,548.5
1/1/2012 to 12/31/2012	$11.88	$13.39	66,918.0
1/1/2013 to 12/31/2013	$13.39	$17.534630	54,492.075
1/1/2014 to 12/31/2014	$17.534630	$19.691988	48,028.205
1/1/2015 to 12/31/2015	$19.691988	$19.826392	32,235.542

BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$13.14	$9.31	6,161.8
1/1/2009 to 12/31/2009	$9.31	$10.46	13,007.4
1/1/2010 to 12/31/2010	$10.46	$11.37	35,800.0
1/1/2011 to 12/31/2011	$11.37	$10.86	37,985.7
1/1/2012 to 12/31/2012	$10.86	$12.03	33,209.9
1/1/2013 to 12/31/2013	$12.03	$15.720864	31,729.344
1/1/2014 to 12/31/2014	$15.720864	$17.272981	30,501.321
1/1/2015 to 12/31/2015	$17.272981	$16.655747	25,638.867

BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$12.05	$8.35	0.0
1/1/2009 to 12/31/2009	$8.35	$10.39	0.0
1/1/2010 to 12/31/2010	$10.39	$12.93	0.0
1/1/2011 to 12/31/2011	$12.93	$12.12	0.0
1/1/2012 to 12/31/2012	$12.12	$13.84	0.0
1/1/2013 to 12/31/2013	$13.84	$18.906123	0.000
1/1/2014 to 12/31/2014	$18.906123	$19.460863	0.000
1/1/2015 to 12/31/2015	$19.460863	$18.268693	0.000

BlackRock S&P 500 Index Fund
04/19/2013 to 12/31/2013	$10.00	$11.897357	82,485.238
1/1/2014 to 12/31/2014	$11.897357	$13.266647	81,942.813
1/1/2015 to 12/31/2015	$13.266647	$13.196527	110,620.024

BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$11.99	$7.39	927.3
1/1/2009 to 12/31/2009	$7.39	$9.29	4,952.0
1/1/2010 to 12/31/2010	$9.29	$11.72	4,386.9
1/1/2011 to 12/31/2011	$11.72	$11.23	13,092.9
1/1/2012 to 12/31/2012	$11.23	$12.51	13,480.0
1/1/2013 to 12/31/2013	$12.51	$17.543106	10,505.941
1/1/2014 to 12/31/2014	$17.543106	$18.093009	10,450.433
1/1/2015 to 12/31/2015	$18.093009	$16.579024	9,148.597

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund
6/23/2008 to 12/31/2008	$11.62	$7.43	0.0
1/1/2009 to 12/31/2009	$7.43	$10.06	0.0
1/1/2010 to 12/31/2010	$10.06	$12.54	0.0
1/1/2011 to 12/31/2011	$12.54	$13.10	0.0
1/1/2012 to 12/31/2012	$13.10	$15.10	0.0
1/1/2013 to 12/31/2013	$15.10	$15.527894	0.000
1/1/2014 to 12/31/2014	$15.527894	$20.201646	0.000
1/1/2015 to 12/31/2015	$20.201646	$21.352818	0.000
Columbia Acorn USA
6/23/2008 to 12/31/2008	$12.93	$8.13	46,477.1
1/1/2009 to 12/31/2009	$8.13	$11.30	97,908.8
1/1/2010 to 12/31/2010	$11.30	$13.66	112,826.4
1/1/2011 to 12/31/2011	$13.66	$12.75	123,140.5
1/1/2012 to 12/31/2012	$12.75	$14.90	104,360.2
1/1/2013 to 12/31/2013	$14.90	$19.412645	128,547.617
1/1/2014 to 12/31/2014	$19.412645	$19.754673	127,264.089
1/1/2015 to 12/31/2015	$19.754673	$19.140136	20,004.741

Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$10.35	$5.99	14,416.2
1/1/2009 to 12/31/2009	$5.99	$8.87	37,426.9
1/1/2010 to 12/31/2010	$8.87	$10.67	351,882.1
1/1/2011 to 12/31/2011	$10.67	$9.00	420,862.2
1/1/2012 to 12/31/2012	$9.00	$10.74	406,972.5
1/1/2013 to 12/31/2013	$10.74	$12.900803	503,319.015
1/1/2014 to 12/31/2014	$12.900803	$12.120959	497,386.640
1/1/2015 to 12/31/2015	$12.120959	$11.744250	474,062.146

Columbia Large Cap Growth Fund V
6/23/2008 to 12/31/2008	$10.21	$6.60	389,448.9
1/1/2009 to 12/31/2009	$6.60	$8.39	44,517.1
1/1/2010 to 12/31/2010	$8.39	$9.87	34,569.4
1/1/2011 to 12/31/2011	$9.87	$9.55	77,717.4
1/1/2012 to 12/31/2012	$9.55	$10.55	73,378.6
1/1/2013 to 12/31/2013	$10.55	$14.081581	61,634.871
1/1/2014 to 12/31/2014	$14.081581	$15.119781	57,006.608
1/1/2015 to 12/31/2015	$15.119781	$15.190715	53,303.521

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.65	27,276.6
1/1/2012 to 12/31/2012	$8.65	$9.43	8,148.1
1/1/2013 to 12/31/2013	$9.43	$12.150372	8,078.375
1/1/2014 to 12/31/2014	$12.150372	$12.798051	7,824.043
1/1/2015 to 12/31/2015	$12.798051	$13.232451	10,511.851

Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$12.48	$8.18	62,779.1
1/1/2009 to 12/31/2009	$8.18	$10.63	728,030.0
1/1/2010 to 12/31/2010	$10.63	$11.74	142,540.4
1/1/2011 to 12/31/2011	$11.74	$11.00	127,542.4
1/1/2012 to 12/31/2012	$11.00	$12.21	95,087.2
1/1/2013 to 12/31/2013	$12.21	$16.182285	88,347.246
1/1/2014 to 12/31/2014	$16.182285	$16.976880	86,127.414
1/1/2015 to 12/31/2015	$16.976880	$17.212544	67,231.337

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.32	8,875.7
1/1/2011 to 12/31/2011	$11.32	$12.03	9,843.6
1/1/2012 to 12/31/2012	$12.03	$13.07	8,348.2
1/1/2013 to 12/31/2013	$13.07	$18.130582	4,128.125
1/1/2014 to 12/31/2014	$18.130582	$18.352757	3,083.633
1/1/2015 to 12/31/2015	$18.352757	$19.345247	1,695.524

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.16	$8.76	204,359.0
1/1/2009 to 12/31/2009	$8.76	$10.44	25,233.2
1/1/2010 to 12/31/2010	$10.44	$11.85	442,475.1
1/1/2011 to 12/31/2011	$11.85	$12.56	454,894.1
1/1/2012 to 12/31/2012	$12.56	$13.62	342,392.9
1/1/2013 to 12/31/2013	$13.62	$16.288495	220,634.524
1/1/2014 to 12/31/2014	$16.288495	$17.364405	188,572.963
1/1/2015 to 12/31/2015	$17.364405	$16.667424	107,093.851

Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$10.68	$7.43	13,309.6
1/1/2009 to 12/31/2009	$7.43	$10.70	43,022.4
1/1/2010 to 12/31/2010	$10.70	$11.51	46,184.7
1/1/2011 to 12/31/2011	$11.51	$11.57	44,621.3
1/1/2012 to 12/31/2012	$11.57	$12.32	44,064.1
1/1/2013 to 12/31/2013	$12.32	$12.680737	50,188.285
1/1/2014 to 12/31/2014	$12.680737	$12.531897	73,836.534
1/1/2015 to 12/31/2015	$12.531897	$12.103028	60,778.490

Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$10.18	$6.96	181,028.4
1/1/2009 to 12/31/2009	$6.96	$8.02	844,885.0
1/1/2010 to 12/31/2010	$8.02	$8.69	1,315,341.7
1/1/2011 to 12/31/2011	$8.69	$8.18	1,275,285.9
1/1/2012 to 12/31/2012	$8.18	$9.32	906,205.5
1/1/2013 to 12/31/2013	$9.32	$11.868748	656,872.841
1/1/2014 to 12/31/2014	$11.868748	$12.967027	62,685.719
1/1/2015 to 12/31/2015	$12.967027	$12.629649	58,852.864

Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.915016	6,855.652
1/1/2014 to 12/31/2014	$11.915016	$12.663332	6,526.159
1/1/2015 to 12/31/2015	$12.663332	$11.791539	6,527.712

Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$14.77	$9.55	53,083.4
1/1/2009 to 12/31/2009	$9.55	$12.20	118,375.2
1/1/2010 to 12/31/2010	$12.20	$14.24	54,424.7
1/1/2011 to 12/31/2011	$14.24	$12.11	42,478.1
1/1/2012 to 12/31/2012	$12.11	$13.99	36,591.7
1/1/2013 to 12/31/2013	$13.99	$19.331243	33,965.567
1/1/2014 to 12/31/2014	$19.331243	$20.775891	33,065.788
1/1/2015 to 12/31/2015	$20.775891	$21.678100	29,645.446

Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$13.34	$7.63	0.0
1/1/2009 to 12/31/2009	$7.63	$9.61	0.0
1/1/2010 to 12/31/2010	$9.61	$11.69	0.0
1/1/2011 to 12/31/2011	$11.69	$11.51	0.0
1/1/2012 to 12/31/2012	$11.51	$12.94	0.0
1/1/2013 to 12/31/2013	$12.94	$17.280870	0.000
1/1/2014 to 12/31/2014	$17.280870	$18.869812	0.000
1/1/2015 to 12/31/2015	$18.869812	$19.831780	0.000

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.36	$10.43	813,141.1
1/1/2010 to 12/31/2010	$10.43	$10.86	157,442.0
1/1/2011 to 12/31/2011	$10.86	$9.93	170,766.0
1/1/2012 to 12/31/2012	$9.93	$12.11	171,991.5
1/1/2013 to 12/31/2013	$12.11	$15.710572	152,877.508
1/1/2014 to 12/31/2014	$15.710572	$16.786732	118,365.631
1/1/2015 to 12/31/2015	$16.786732	$18.486936	99,258.679

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.92	$12.71	78,331.2
1/1/2010 to 12/31/2010	$12.71	$15.72	17,513.1
1/1/2011 to 12/31/2011	$15.72	$15.17	13,935.9
1/1/2012 to 12/31/2012	$15.17	$17.53	12,537.9
1/1/2013 to 12/31/2013	$17.53	$22.510606	11,806.374
1/1/2014 to 12/31/2014	$22.510606	$24.744100	12,370.225
1/1/2015 to 12/31/2015	$24.744100	$25.117417	169,632.937

JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$10.10	$9.89	4,263.9
1/1/2009 to 12/31/2009	$9.89	$9.71	22,509.1
1/1/2010 to 12/31/2010	$9.71	$9.12	21,638.1
1/1/2011 to 12/31/2011	$9.12	$8.95	14,088.6
1/1/2012 to 12/31/2012	$8.95	$8.81	13,535.7
1/1/2013 to 12/31/2013	$8.81	$9.026112	14,011.950
1/1/2014 to 12/31/2014	$9.026112	$9.012577	10,795.757
1/1/2015 to 12/31/2015	$9.012577	$8.979702	10,167.897

JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$9.47	$6.11	765.5
1/1/2009 to 12/31/2009	$6.11	$8.35	15,005.2
1/1/2010 to 12/31/2010	$8.35	$10.99	4,459.7
1/1/2011 to 12/31/2011	$10.99	$10.44	2,997.5
1/1/2012 to 12/31/2012	$10.44	$11.54	4,393.3
1/1/2013 to 12/31/2013	$11.54	$16.802318	6,929.212
1/1/2014 to 12/31/2014	$16.802318	$16.507932	10,659.221
1/1/2015 to 12/31/2015	$16.507932	$15.904411	11,307.053

Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$11.52	$8.22	105,225.2
1/1/2009 to 12/31/2009	$8.22	$9.66	18,673.7
1/1/2010 to 12/31/2010	$9.66	$10.87	17,624.6
1/1/2011 to 12/31/2011	$10.87	$9.87	8,743.2
1/1/2012 to 12/31/2012	$9.87	$11.26	6,171.3
1/1/2013 to 12/31/2013	$11.26	$14.650484	4,407.937
1/1/2014 to 12/31/2014	$14.650484	$16.165968	3,964.429
1/1/2015 to 12/31/2015	$16.165968	$15.248347	3,756.274

Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$11.54	$9.15	2,267.7
1/1/2009 to 12/31/2009	$9.15	$12.21	45,367.8
1/1/2010 to 12/31/2010	$12.21	$13.58	52,285.0
1/1/2011 to 12/31/2011	$13.58	$13.89	79,606.4
1/1/2012 to 12/31/2012	$13.89	$15.49	80,114.9
1/1/2013 to 12/31/2013	$15.49	$16.438557	72,719.419
1/1/2014 to 12/31/2014	$16.438557	$16.915765	62,692.084
1/1/2015 to 12/31/2015	$16.915765	$16.365077	55,015.600

Lord Abbett Mid Cap Stock Fund, Inc.
6/23/2008 to 12/31/2008	$11.68	$7.84	16,970.8
1/1/2009 to 12/31/2009	$7.84	$9.78	19,974.7
1/1/2010 to 12/31/2010	$9.78	$12.09	16,172.5
1/1/2011 to 12/31/2011	$12.09	$11.44	24,129.9
1/1/2012 to 12/31/2012	$11.44	$12.89	26,465.4
1/1/2013 to 12/31/2013	$12.89	$16.540336	34,588.406
1/1/2014 to 12/31/2014	$16.540336	$18.175372	26,723.422
1/1/2015 to 12/31/2015	$18.175372	$17.259893	26,537.167

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Ready Assets Government Liquidity Fund
6/23/2008 to 12/31/2008	$10.79	$10.82	244,932.2
1/1/2009 to 12/31/2009	$10.82	$10.68	112,980.3
1/1/2010 to 12/31/2010	$10.68	$10.52	115,835.3
1/1/2011 to 12/31/2011	$10.52	$10.36	78,152.8
1/1/2012 to 12/31/2012	$10.36	$10.20	42,333.0
1/1/2013 to 12/31/2013	$10.20	$10.045057	21,592.482
1/1/2014 to 12/31/2014	$10.045057	$9.891214	15,654.918
1/1/2015 to 12/31/2015	$9.891214	$9.739367	33,786.443

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.89	7,380.8
1/1/2010 to 12/31/2010	$7.89	$8.99	6,664.3
1/1/2011 to 12/31/2011	$8.99	$8.58	5,543.2
1/1/2012 to 12/31/2012	$8.58	$9.30	3,715.7
1/1/2013 to 12/31/2013	$9.30	$11.951619	3,194.209
1/1/2014 to 12/31/2014	$11.951619	$13.002752	2,885.463
1/1/2015 to 12/31/2015	$13.002752	$13.241055	2,519.421

Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$12.42	$7.03	3,329.9
1/1/2009 to 12/31/2009	$7.03	$9.94	11,107.9
1/1/2010 to 12/31/2010	$9.94	$10.68	3,925.0
1/1/2011 to 12/31/2011	$10.68	$10.36	3,098.6
1/1/2012 to 12/31/2012	$10.36	$11.59	3,055.9
1/1/2013 to 12/31/2013	$11.59	$14.750215	2,660.387
1/1/2014 to 12/31/2014	$14.750215	$16.711489	9,698.145
1/1/2015 to 12/31/2015	$16.711489	$16.983573	7,841.598

Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$12.06	$7.90	891.3
1/1/2009 to 12/31/2009	$7.90	$10.02	1,295.2
1/1/2010 to 12/31/2010	$10.02	$11.42	464.2
1/1/2011 to 12/31/2011	$11.42	$11.22	2,141.2
1/1/2012 to 12/31/2012	$11.22	$12.88	2,431.1
1/1/2013 to 12/31/2013	$12.88	$16.676633	2,192.081
1/1/2014 to 12/31/2014	$16.676633	$18.137766	914.833
1/1/2015 to 12/31/2015	$18.137766	$18.414879	437.739

Oppenheimer Main Street Mid Cap Fund®
6/23/2008 to 12/31/2008	$12.70	$8.22	0.0
1/1/2009 to 12/31/2009	$8.22	$11.08	0.0
1/1/2010 to 12/31/2010	$11.08	$13.44	1,762.1
1/1/2011 to 12/31/2011	$13.44	$12.88	15,364.4
1/1/2012 to 12/31/2012	$12.88	$14.81	14,302.8
1/1/2013 to 12/31/2013	$14.81	$19.453041	12,041.472
1/1/2014 to 12/31/2014	$19.453041	$21.504654	5,994.629
1/1/2015 to 12/31/2015	$21.504654	$19.645076	4,178.390

PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$16.68	$7.31	94,476.9
1/1/2009 to 12/31/2009	$7.31	$10.05	171,901.0
1/1/2010 to 12/31/2010	$10.05	$12.22	155,856.2
1/1/2011 to 12/31/2011	$12.22	$11.06	159,294.3
1/1/2012 to 12/31/2012	$11.06	$11.41	169,353.7
1/1/2013 to 12/31/2013	$11.41	$9.549293	208,464.855
1/1/2014 to 12/31/2014	$9.549293	$7.658507	202,908.117
1/1/2015 to 12/31/2015	$7.658507	$5.574060	265,206.178

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$10.49	$10.16	4,781.8
1/1/2009 to 12/31/2009	$10.16	$11.30	32,249.9
1/1/2010 to 12/31/2010	$11.30	$11.64	450,348.9
1/1/2011 to 12/31/2011	$11.64	$11.62	441,614.5
1/1/2012 to 12/31/2012	$11.62	$12.10	771,745.2
1/1/2013 to 12/31/2013	$12.10	$11.887364	1,070,120.386
1/1/2014 to 12/31/2014	$11.887364	$11.755448	1,005,423.627
1/1/2015 to 12/31/2015	$11.755448	$11.612275	917,853.419

PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$11.28	$10.16	226,849.6
1/1/2009 to 12/31/2009	$10.16	$11.85	447,363.0
1/1/2010 to 12/31/2010	$11.85	$12.53	569,758.5
1/1/2011 to 12/31/2011	$12.53	$13.71	512,539.4
1/1/2012 to 12/31/2012	$13.71	$14.69	704,030.2
1/1/2013 to 12/31/2013	$14.69	$13.104841	654,120.115
1/1/2014 to 12/31/2014	$13.104841	$13.290867	587,404.704
1/1/2015 to 12/31/2015	$13.290867	$12.675410	558,222.564

PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$11.11	$11.39	949,990.5
1/1/2009 to 12/31/2009	$11.39	$12.71	2,531,179.7
1/1/2010 to 12/31/2010	$12.71	$13.56	2,157,889.4
1/1/2011 to 12/31/2011	$13.56	$13.86	1,982,649.8
1/1/2012 to 12/31/2012	$13.86	$15.00	2,445,467.2
1/1/2013 to 12/31/2013	$15.00	$14.428658	2,018,162.763
1/1/2014 to 12/31/2014	$14.428658	$14.815217	1,802,706.064
1/1/2015 to 12/31/2015	$14.815217	$14.636819	1,126,378.333

Pioneer Fund
6/23/2008 to 12/31/2008	$12.46	$8.74	0.0
1/1/2009 to 12/31/2009	$8.74	$10.69	0.0
1/1/2010 to 12/31/2010	$10.69	$12.18	9,228.5
1/1/2011 to 12/31/2011	$12.18	$11.44	4,806.3
1/1/2012 to 12/31/2012	$11.44	$12.38	873.7
1/1/2013 to 12/31/2013	$12.38	$16.223807	427.479
1/1/2014 to 12/31/2014	$16.223807	$17.710831	373.040
1/1/2015 to 12/31/2015	$17.710831	$17.363694	0.000

Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$11.76	$7.38	2,632.5
1/1/2009 to 12/31/2009	$7.38	$11.80	135,953.9
1/1/2010 to 12/31/2010	$11.80	$13.66	25,053.5
1/1/2011 to 12/31/2011	$13.66	$13.22	35,415.5
1/1/2012 to 12/31/2012	$13.22	$14.97	31,742.0
1/1/2013 to 12/31/2013	$14.97	$16.554885	31,204.504
1/1/2014 to 12/31/2014	$16.554885	$16.271464	26,634.179
1/1/2015 to 12/31/2015	$16.271464	$15.238022	25,346.701

Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$14.68	$6.72	13,945.4
1/1/2009 to 12/31/2009	$6.72	$11.48	145,425.4
1/1/2010 to 12/31/2010	$11.48	$13.13	46,034.1
1/1/2011 to 12/31/2011	$13.13	$9.80	66,167.7
1/1/2012 to 12/31/2012	$9.80	$10.74	65,220.8
1/1/2013 to 12/31/2013	$10.74	$10.340789	62,011.797
1/1/2014 to 12/31/2014	$10.340789	$8.818102	58,964.588
1/1/2015 to 12/31/2015	$8.818102	$7.249125	62,292.083

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$10.26	$6.32	43,869.9
1/1/2009 to 12/31/2009	$6.32	$8.10	93,981.1
1/1/2010 to 12/31/2010	$8.10	$10.23	6,675.2
1/1/2011 to 12/31/2011	$10.23	$10.97	11,159.9
1/1/2012 to 12/31/2012	$10.97	$12.50	18,164.6
1/1/2013 to 12/31/2013	$12.50	$12.447611	25,089.544
1/1/2014 to 12/31/2014	$12.447611	$15.887449	25,894.487
1/1/2015 to 12/31/2015	$15.887449	$16.310242	23,997.911

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	0.0
1/1/2010 to 12/31/2010	$11.32	$13.33	0.0
1/1/2011 to 12/31/2011	$13.33	$12.80	5,278.9
1/1/2012 to 12/31/2012	$12.80	$13.43	4,895.8
1/1/2013 to 12/31/2013	$13.43	$19.098013	5,108.545
1/1/2014 to 12/31/2014	$19.098013	$20.504174	4,782.131
1/1/2015 to 12/31/2015	$20.504174	$20.466422	7,540.809

Templeton Foreign Fund
6/23/2008 to 12/31/2008	$14.41	$8.96	12,391.5
1/1/2009 to 12/31/2009	$8.96	$13.20	42,756.2
1/1/2010 to 12/31/2010	$13.20	$14.11	898,011.5
1/1/2011 to 12/31/2011	$14.11	$12.13	965,564.8
1/1/2012 to 12/31/2012	$12.13	$14.16	748,396.5
1/1/2013 to 12/31/2013	$14.16	$17.726254	682,138.490
1/1/2014 to 12/31/2014	$17.726254	$15.568333	668,663.082
1/1/2015 to 12/31/2015	$15.568333	$14.241999	800,590.812

Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$12.20	$8.00	4,107.9
1/1/2009 to 12/31/2009	$8.00	$10.30	4,912.0
1/1/2010 to 12/31/2010	$10.30	$10.91	7,426.7
1/1/2011 to 12/31/2011	$10.91	$10.06	24,349.2
1/1/2012 to 12/31/2012	$10.06	$12.04	21,485.2
1/1/2013 to 12/31/2013	$12.04	$15.424036	17,570.597
1/1/2014 to 12/31/2014	$15.424036	$14.895960	19,466.281
1/1/2015 to 12/31/2015	$14.895960	$13.719436	18,811.603

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.02	1,109,054.5
1/1/2013 to 12/31/2013	$10.02	$13.019017	619,142.113
1/1/2014 to 12/31/2014	$13.019017	$14.169965	566,691.491
1/1/2015 to 12/31/2015	$14.169965	$14.837132	466,233.332

TA Dividend Focused
2/05/2014 to 12/31/2014	$10.007930	$11.375114	754,923.711
1/1/2015 to 12/31/2015	$11.375114	$10.869874	454,257.150

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	103,801.2
1/1/2010 to 12/31/2010	$1.02	$1.13	93,942.0
1/1/2011 to 12/31/2011	$1.13	$1.15	89,551.4
1/1/2012 to 12/31/2012	$1.15	$1.27	103,089.4
1/1/2013 to 12/31/2013	$1.27	$1.296244	93,794.049
1/1/2014 to 12/31/2014	$1.296244	$1.324002	174,450.316
1/1/2015 to 12/31/2015	$1.324002	$1.294181	159,063.982

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

TA Multi-Cap Growth
6/23/2008 to 12/31/2008	$10.39	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$8.95	1,222.0
1/1/2010 to 12/31/2010	$8.95	$11.88	333,932.8
1/1/2011 to 12/31/2011	$11.88	$10.57	383,319.3
1/1/2012 to 12/31/2012	$10.57	$11.30	402,850.0
1/1/2013 to 12/31/2013	$11.30	$15.365690	310,227.650
1/1/2014 to 12/31/2014	$15.365690	$14.996422	304,357.648
1/1/2015 to 12/31/2015	$14.996422	$13.909396	135,269.856

TA Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.93	$6.32	21,247.0
1/1/2009 to 12/31/2009	$6.32	$8.87	52,133.8
1/1/2010 to 12/31/2010	$8.87	$11.30	134,983.0
1/1/2011 to 12/31/2011	$11.30	$10.76	148,905.0
1/1/2012 to 12/31/2012	$10.76	$12.26	134,061.8
1/1/2013 to 12/31/2013	$12.26	16.408132	498,983.609
1/1/2014 to 12/31/2014	16.408132	$16.890617	475,271.755
1/1/2015 to 12/31/2015	$16.890617	$16.099707	434,839.396

Invesco Comstock Fund
6/23/2008 to 12/31/2008	$10.54	$7.79	8,005.7
1/1/2009 to 12/31/2009	$7.79	$9.93	20,016.6
1/1/2010 to 12/31/2010	$9.93	$11.31	898,812.2
1/1/2011 to 12/31/2011	$11.31	$10.91	1,076,293.6
1/1/2012 to 12/31/2012	$10.91	$12.78	766,321.2
1/1/2013 to 12/31/2013	$12.78	$17.014076	674,913.708
1/1/2014 to 12/31/2014	$17.014076	$18.280523	499,179.628
1/1/2015 to 12/31/2015	$18.280523	$16.931040	349,897.246

Class C

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	0.0
1/1/2012 to 12/31/2012	$0.91	$1.06	0.0
1/1/2013 to 12/31/2013	$1.06	$1.380798	0.000
1/1/2014 to 12/31/2014	$1.380798	$1.448725	0.000
1/1/2015 to 12/31/2015	$1.448725	$1.277050	0.000

Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.07	$11.39	1,012.9416
1/1/2006 to 12/31/2006	$11.39	$12.46	1,880.2278
1/1/2007 to 12/31/2007	$12.46	$13.47	0.0
1/1/2008 to 12/31/2008	$13.47	$9.62	0.0
1/1/2009 to 12/31/2009	$9.62	$12.32	27,980.2
1/1/2010 to 12/31/2010	$12.32	$13.65	1,855.2
1/1/2011 to 12/31/2011	$13.65	$12.59	1,869.6
1/1/2012 to 12/31/2012	$12.59	$13.68	1,746.7
1/1/2013 to 12/31/2013	$13.68	$17.392804	1,427.693
1/1/2014 to 12/31/2014	$17.392804	$17.888240	1,324.768
1/1/2015 to 12/31/2015	$17.888240	$16.841329	1,247.614

AB International Value Fund
5/1/2007 to 12/31/2007	$10.53	$10.40	49,228.9
1/1/2008 to 12/31/2008	$10.40	$4.75	54,458.40
1/1/2009 to 12/31/2009	$4.75	$6.28	49,016.1
1/1/2010 to 12/31/2010	$6.28	$6.39	46,346.4
1/1/2011 to 12/31/2011	$6.39	$5.02	47,981.1
1/1/2012 to 12/31/2012	$5.02	$5.64	46,900.2
1/1/2013 to 12/31/2013	$5.64	$6.776537	44,237.621
1/1/2014 to 12/31/2014	$6.776537	$6.231712	80,974.076
1/1/2015 to 12/31/2015	$6.231712	$6.287531	78,507.742

AB Discovery Value Fund
3/4/2005 to 12/31/2005	$11.36	$11.80	31,593.8915
1/1/2006 to 12/31/2006	$11.80	$13.19	77,200.9955
1/1/2007 to 12/31/2007	$13.19	$13.28	29,137.2
1/1/2008 to 12/31/2008	$13.28	$8.55	22,238.3
1/1/2009 to 12/31/2009	$8.55	$11.94	3,699.4
1/1/2010 to 12/31/2010	$11.94	$14.87	3,631.5
1/1/2011 to 12/31/2011	$14.87	$13.40	5,754.9
1/1/2012 to 12/31/2012	$13.40	$15.57	13,111.5
1/1/2013 to 12/31/2013	$15.57	$21.025975	14,501.386
1/1/2014 to 12/31/2014	$21.025975	$22.474748	13,196.485
1/1/2015 to 12/31/2015	$22.474748	$20.814677	12,870.643

AB Value Fund
3/4/2005 to 12/31/2005	$11.13	$11.28	0.0
1/1/2006 to 12/31/2006	$11.28	$13.46	1,287.7103
1/1/2007 to 12/31/2007	$13.46	$12.65	1,592.8
1/1/2008 to 12/31/2008	$12.65	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$8.48	0.0
1/1/2010 to 12/31/2010	$8.48	$9.30	0.0
1/1/2011 to 12/31/2011	$9.30	$8.78	0.0
1/1/2012 to 12/31/2012	$8.78	$9.93	0.0
1/1/2013 to 12/31/2013	$9.93	$13.260578	0.000
1/1/2014 to 12/31/2014	$13.260578	$14.559569	0.000
1/1/2015 to 12/31/2015	$14.559569	$13.231599	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.25	2,744.5
1/1/2008 to 12/31/2008	$10.25	$6.43	6,764.4
1/1/2009 to 12/31/2009	$6.43	$7.14	10,098.6
1/1/2010 to 12/31/2010	$7.14	$7.95	10,595.5
1/1/2011 to 12/31/2011	$7.95	$8.07	12,847.6
1/1/2012 to 12/31/2012	$8.07	$9.05	18,988.7
1/1/2013 to 12/31/2013	$9.05	$11.452379	17,279.476
1/1/2014 to 12/31/2014	$11.452379	$12.357736	16,604.141
1/1/2015 to 12/31/2015	$12.357736	$11.112278	16,734.981

AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.65	$12.13	39,885.9306
1/1/2006 to 12/31/2006	$12.13	$14.15	49,402.6214
1/1/2007 to 12/31/2007	$14.15	$14.77	37,760.4
1/1/2008 to 12/31/2008	$14.77	$10.69	25,366.7
1/1/2009 to 12/31/2009	$10.69	$13.04	24,374.5
1/1/2010 to 12/31/2010	$13.04	$16.03	22,089.9
1/1/2011 to 12/31/2011	$16.03	$16.11	15,932.6
1/1/2012 to 12/31/2012	$16.11	$17.49	15,737.6
1/1/2013 to 12/31/2013	$17.49	$22.648612	15,563.786
1/1/2014 to 12/31/2014	$22.648612	$22.644651	15,092.492
1/1/2015 to 12/31/2015	$22.644651	$20.434995	11,067.914

AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.97	$10.72	0.0
1/1/2006 to 12/31/2006	$10.72	$11.81	0.0
1/1/2007 to 12/31/2007	$11.81	$12.27	0.0
1/1/2008 to 12/31/2008	$12.27	$7.24	0.0
1/1/2009 to 12/31/2009	$7.24	$9.52	0.0
1/1/2010 to 12/31/2010	$9.52	$11.28	0.0
1/1/2011 to 12/31/2011	$11.28	$10.97	0.0
1/1/2012 to 12/31/2012	$10.97	$12.45	0.0
1/1/2013 to 12/31/2013	$12.45	$16.166082	0.000
1/1/2014 to 12/31/2014	$16.166082	$17.249342	0.000
1/1/2015 to 12/31/2015	$17.249342	$16.390921	0.000

American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.82	$10.70	1,441.8182
1/1/2006 to 12/31/2006	$10.70	$12.56	1,387.9416
1/1/2007 to 12/31/2007	$12.56	$12.54	0.0
1/1/2008 to 12/31/2008	$12.54	$9.84	0.0
1/1/2009 to 12/31/2009	$9.84	$10.84	0.0
1/1/2010 to 12/31/2010	$10.84	$12.06	0.0
1/1/2011 to 12/31/2011	$12.06	$12.26	0.0
1/1/2012 to 12/31/2012	$12.26	$13.42	0.0
1/1/2013 to 12/31/2013	$13.42	$15.760174	0.000
1/1/2014 to 12/31/2014	$15.760174	$17.380541	0.000
1/1/2015 to 12/31/2015	$17.380541	$17.164132	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.77	$10.98	0.0
1/1/2006 to 12/31/2006	$10.98	$10.42	521.3921
1/1/2007 to 12/31/2007	$10.42	$12.47	0.0
1/1/2008 to 12/31/2008	$12.47	$7.12	0.0
1/1/2009 to 12/31/2009	$7.12	$9.47	0.0
1/1/2010 to 12/31/2010	$9.47	$10.84	0.0
1/1/2011 to 12/31/2011	$10.84	$10.77	0.0
1/1/2012 to 12/31/2012	$10.77	$12.07	0.0
1/1/2013 to 12/31/2013	$12.07	$16.226093	0.000
1/1/2014 to 12/31/2014	$16.226093	$17.504481	0.000
1/1/2015 to 12/31/2015	$17.504481	$18.241430	0.000

American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.19	$10.22	62,002.3891
1/1/2006 to 12/31/2006	$10.22	$10.65	226,892.4836
1/1/2007 to 12/31/2007	$10.65	$10.84	270,900.8
1/1/2008 to 12/31/2008	$10.84	$9.36	171,538.4
1/1/2009 to 12/31/2009	$9.36	$10.58	152,225.4
1/1/2010 to 12/31/2010	$10.58	$11.18	54,121.3
1/1/2011 to 12/31/2011	$11.18	$11.71	22,432.6
1/1/2012 to 12/31/2012	$11.71	$12.21	15,079.6
1/1/2013 to 12/31/2013	$12.21	$11.768489	11,480.117
1/1/2014 to 12/31/2014	$11.768489	$12.222234	10,189.777
1/1/2015 to 12/31/2015	$12.222234	$12.052914	7,294.470

American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.76	$13.48	43,285.7736
1/1/2006 to 12/31/2006	$13.48	$16.17	139,148.7486
1/1/2007 to 12/31/2007	$16.17	$18.92	191,263.8
1/1/2008 to 12/31/2008	$18.92	$11.07	153,153.0
1/1/2009 to 12/31/2009	$11.07	$15.16	179593.9
1/1/2010 to 12/31/2010	$15.16	$16.32	25,074.0
1/1/2011 to 12/31/2011	$16.32	$13.88	14,794.6
1/1/2012 to 12/31/2012	$13.88	$16.28	12,826.9
1/1/2013 to 12/31/2013	$16.28	$19.244753	7,844.352
1/1/2014 to 12/31/2014	$19.244753	$18.434107	7,111.908
1/1/2015 to 12/31/2015	$18.434107	$17.986884	5,237.446

American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$11.01	$12.27	118,410.4242
1/1/2006 to 12/31/2006	$12.27	$13.40	309,053.9601
1/1/2007 to 12/31/2007	$13.40	$14.64	203,442.8
1/1/2008 to 12/31/2008	$14.64	$8.78	196,701.1
1/1/2009 to 12/31/2009	$8.78	$11.62	79,828.8
1/1/2010 to 12/31/2010	$11.62	$12.85	72,079.5
1/1/2011 to 12/31/2011	$12.85	$12.03	40,299.4
1/1/2012 to 12/31/2012	$12.03	$14.27	35,101.1
1/1/2013 to 12/31/2013	$14.27	$18.790260	23,543.785
1/1/2014 to 12/31/2014	$18.790260	$20.199766	22,071.633
1/1/2015 to 12/31/2015	$20.199766	$20.939785	11,746.598

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.88	$10.90	27,808.5484
1/1/2006 to 12/31/2006	$10.90	$12.91	33,197.5044
1/1/2007 to 12/31/2007	$12.91	$13.18	40,830.4
1/1/2008 to 12/31/2008	$13.18	$9.21	27,888.2
1/1/2009 to 12/31/2009	$9.21	$11.28	21,624.5
1/1/2010 to 12/31/2010	$11.28	$12.43	17,869.8
1/1/2011 to 12/31/2011	$12.43	$12.91	12,286.6
1/1/2012 to 12/31/2012	$12.91	$14.22	7,361.2
1/1/2013 to 12/31/2013	$14.22	$16.525276	6,238.622
1/1/2014 to 12/31/2014	$16.525276	$17.615713	5,010.698
1/1/2015 to 12/31/2015	$17.615713	$17.065852	1,112.967

American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.91	$11.26	18,556.0205
1/1/2006 to 12/31/2006	$11.26	$12.86	30,486.7485
1/1/2007 to 12/31/2007	$12.86	$13.39	35,835.8
1/1/2008 to 12/31/2008	$13.39	$8.60	22,670.7
1/1/2009 to 12/31/2009	$8.60	$10.76	35,187.2
1/1/2010 to 12/31/2010	$10.76	$11.74	28,022.7
1/1/2011 to 12/31/2011	$11.74	$11.34	16,363.9
1/1/2012 to 12/31/2012	$11.34	$12.90	11,079.1
1/1/2013 to 12/31/2013	$12.90	$16.795865	2,520.721
1/1/2014 to 12/31/2014	$16.795865	$18.515815	2,378.881
1/1/2015 to 12/31/2015	$18.515815	$17.943472	296.634

BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.96	$11.01	2,516.9696
1/1/2006 to 12/31/2006	$11.01	$13.26	6.371.7682
1/1/2007 to 12/31/2007	$13.26	$13.18	68,975.0
1/1/2008 to 12/31/2008	$13.18	$8.22	50,225.0
1/1/2009 to 12/31/2009	$8.22	$10.55	112,663.1
1/1/2010 to 12/31/2010	$10.55	$11.70	9,570.3
1/1/2011 to 12/31/2011	$11.70	$11.17	5,660.7
1/1/2012 to 12/31/2012	$11.17	$12.51	5,426.1
1/1/2013 to 12/31/2013	$12.51	$16.979692	5,899.755
1/1/2014 to 12/31/2014	$16.979692	$18.338496	6,954.909
1/1/2015 to 12/31/2015	$18.338496	$16.933133	54,297.118

BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$10.08	$10.08	2,764.3271
1/1/2006 to 12/31/2006	$10.08	$10.30	8,500.053
1/1/2007 to 12/31/2007	$10.30	$10.59	27,511.4
1/1/2008 to 12/31/2008	$10.59	$9.22	19,292.4
1/1/2009 to 12/31/2009	$9.22	$10.51	22,061.7
1/1/2010 to 12/31/2010	$10.51	$11.35	19,212.9
1/1/2011 to 12/31/2011	$11.35	$11.66	19,940.4
1/1/2012 to 12/31/2012	$11.66	$12.59	19,308.8
1/1/2013 to 12/31/2013	$12.59	$12.324625	24,097.057
1/1/2014 to 12/31/2014	$12.324625	$13.067711	13,988.914
1/1/2015 to 12/31/2015	$13.067711	$12.863446	83,244.932

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.84	$11.59	18,920.2421
1/1/2006 to 12/31/2006	$11.59	$11.83	22,178.9738
1/1/2007 to 12/31/2007	$11.83	$13.96	135,976.8
1/1/2008 to 12/31/2008	$13.96	$8.35	139,423.5
1/1/2009 to 12/31/2009	$8.35	$11.23	137,083.8
1/1/2010 to 12/31/2010	$11.23	$13.18	169,721.4
1/1/2011 to 12/31/2011	$13.18	$11.79	190,910.7
1/1/2012 to 12/31/2012	$11.79	$13.22	151,723.4
1/1/2013 to 12/31/2013	$13.22	$17.407688	79,722.103
1/1/2014 to 12/31/2014	$17.407688	$18.561882	69,066.376
1/1/2015 to 12/31/2015	$18.561882	$19.519895	58,033.138

BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$11.20	$11.84	185,975.164
1/1/2006 to 12/31/2006	$11.84	$13.51	422,308.8256
1/1/2007 to 12/31/2007	$13.51	$15.52	342,340.4
1/1/2008 to 12/31/2008	$15.52	$12.13	372,531.4
1/1/2009 to 12/31/2009	$12.13	$14.52	308,811.4
1/1/2010 to 12/31/2010	$14.52	$15.70	275,739.3
1/1/2011 to 12/31/2011	$15.70	$14.88	291,013.8
1/1/2012 to 12/31/2012	$14.88	$16.11	287,625.9
1/1/2013 to 12/31/2013	$16.11	$18.146068	249,134.364
1/1/2014 to 12/31/2014	$18.146068	$18.192694	199,274.447
1/1/2015 to 12/31/2015	$18.192694	$17.715792	188,520.243

BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	266.1
1/1/2012 to 12/31/2012	$10.18	$11.47	0.0
1/1/2013 to 12/31/2013	$11.47	$14.670295	0.000
1/1/2014 to 12/31/2014	$14.670295	$13.768755	12,074.083
1/1/2015 to 12/31/2015	$13.768755	$13.598601	12,060.868

BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$11.65	$12.57	9,856.5066
1/1/2006 to 12/31/2006	$12.57	$14.62	13,835.7113
1/1/2007 to 12/31/2007	$14.62	$16.74	6,992.6
1/1/2008 to 12/31/2008	$16.74	$10.25	4,429.7
1/1/2009 to 12/31/2009	$10.25	$13.60	4,217.2
1/1/2010 to 12/31/2010	$13.60	$15.83	4,143.2
1/1/2011 to 12/31/2011	$15.83	$13.92	4,074.5
1/1/2012 to 12/31/2012	$13.92	$15.96	3,664.0
1/1/2013 to 12/31/2013	$15.96	$21.273603	1,413.569
1/1/2014 to 12/31/2014	$21.273603	$21.053270	1,377.757
1/1/2015 to 12/31/2015	$21.053270	$19.507184	1,342.512

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.28	13,866.7
1/1/2012 to 12/31/2012	$10.28	$10.37	14,240.3
1/1/2013 to 12/31/2013	$10.37	$9.943438	15,395.958
1/1/2014 to 12/31/2014	$9.943438	$10.308257	15,316.142
1/1/2015 to 12/31/2015	$10.308257	$10.170598	14,855.886

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	24,855.5
1/1/2012 to 12/31/2012	$10.17	$11.69	26,546.1
1/1/2013 to 12/31/2013	$11.69	$12.538790	58,733.429
1/1/2014 to 12/31/2014	$12.538790	$12.714645	49,413.594
1/1/2015 to 12/31/2015	$12.714645	$11.972529	46,369.208

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.83	$12.72	3,541.8222
1/1/2006 to 12/31/2006	$12.72	$15.75	5,028.7117
1/1/2007 to 12/31/2007	$15.75	$17.06	4,080.4
1/1/2008 to 12/31/2008	$17.06	$9.67	2,641.2
1/1/2009 to 12/31/2009	$9.67	$12.18	1,267.7
1/1/2010 to 12/31/2010	$12.18	$12.83	1,221.8
1/1/2011 to 12/31/2011	$12.83	$11.00	1,178.8
1/1/2012 to 12/31/2012	$11.00	$12.81	661.9
1/1/2013 to 12/31/2013	$12.81	$15.285101	629.450
1/1/2014 to 12/31/2014	$15.285101	$14.072691	599.514
1/1/2015 to 12/31/2015	$14.072691	$13.691027	570.139

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	0.0
1/1/2012 to 12/31/2012	$9.18	$10.33	0.0
1/1/2013 to 12/31/2013	$10.33	$12.424911	0.000
1/1/2014 to 12/31/2014	$12.424911	$11.532925	0.000
1/1/2015 to 12/31/2015	$11.532925	$10.959114	0.000

BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.58	$12.42	22,887.7687
1/1/2006 to 12/31/2006	$12.42	$13.79	38,643.2139
1/1/2007 to 12/31/2007	$13.79	$14.23	35,861.5
1/1/2008 to 12/31/2008	$14.23	$8.75	24,258.8
1/1/2009 to 12/31/2009	$8.75	$10.38	35,357.3
1/1/2010 to 12/31/2010	$10.38	$11.34	34,415.5
1/1/2011 to 12/31/2011	$11.34	$11.16	26,844.8
1/1/2012 to 12/31/2012	$11.16	$12.54	25,528.1
1/1/2013 to 12/31/2013	$12.54	$16.477914	16,267.012
1/1/2014 to 12/31/2014	$16.477914	$18.105451	15,318.309
1/1/2015 to 12/31/2015	$18.105451	$17.830739	14,636.610

BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.20	$12.22	77,650.8275
1/1/2006 to 12/31/2006	$12.22	$12.81	9,986.9681
1/1/2007 to 12/31/2007	$12.81	$13.62	38,654.6
1/1/2008 to 12/31/2008	$13.62	$8.45	33,816.1
1/1/2009 to 12/31/2009	$8.45	$10.89	146,660.0
1/1/2010 to 12/31/2010	$10.89	$12.01	33,122.4
1/1/2011 to 12/31/2011	$12.01	$11.84	35,962.6
1/1/2012 to 12/31/2012	$11.84	$13.33	29,534.0
1/1/2013 to 12/31/2013	$13.33	$17.454070	29,616.896
1/1/2014 to 12/31/2014	$17.454070	$19.591737	18,844.673
1/1/2015 to 12/31/2015	$19.591737	$19.715587	13,472.272

BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.68	$12.49	43,305.1787
1/1/2006 to 12/31/2006	$12.49	$14.23	37,780.5161
1/1/2007 to 12/31/2007	$14.23	$14.68	49,637.5
1/1/2008 to 12/31/2008	$14.68	$9.29	32,031.7
1/1/2009 to 12/31/2009	$9.29	$10.43	36,421.9
1/1/2010 to 12/31/2010	$10.43	$11.33	34,379.1
1/1/2011 to 12/31/2011	$11.33	$10.82	24,667.4
1/1/2012 to 12/31/2012	$10.82	$11.98	20,620.6
1/1/2013 to 12/31/2013	$11.98	$15.648627	17,822.636
1/1/2014 to 12/31/2014	$15.648627	$17.185011	9,673.427
1/1/2015 to 12/31/2015	$17.185011	$16.562629	8,814.263

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$11.19	$11.59	1,790.2979
1/1/2006 to 12/31/2006	$11.59	$13.36	2,404.6277
1/1/2007 to 12/31/2007	$13.36	$12.86	1,018.8
1/1/2008 to 12/31/2008	$12.86	$8.33	1,015.4
1/1/2009 to 12/31/2009	$8.33	$10.36	0.0
1/1/2010 to 12/31/2010	$10.36	$12.89	0.0
1/1/2011 to 12/31/2011	$12.89	$12.08	0.0
1/1/2012 to 12/31/2012	$12.08	$13.79	0.0
1/1/2013 to 12/31/2013	$13.79	$18.819222	0.000
1/1/2014 to 12/31/2014	$18.819222	$19.361729	0.000
1/1/2015 to 12/31/2015	$19.361729	$18.166539	0.000

BlackRock S&P 500 Index Fund
4/19/2013 to 12/31/2013	$10.00	$11.893191	44,464.932
1/1/2014 to 12/31/2014	$11.893191	$13.255379	88,059.970
1/1/2015 to 12/31/2015	$13.255379	$13.178733	85,420.907

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.92	1,028.5
1/1/2012 to 12/31/2012	$9.92	$10.23	952.9
1/1/2013 to 12/31/2013	$10.23	$10.166734	883.370
1/1/2014 to 12/31/2014	$10.166734	$10.123582	819.271
1/1/2015 to 12/31/2015	$10.123582	$10.010928	756.377

BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$11.00	$11.90	571.9651
1/1/2006 to 12/31/2006	$11.90	$13.13	6,516.2672
1/1/2007 to 12/31/2007	$13.13	$12.75	3,368.4
1/1/2008 to 12/31/2008	$12.75	$7.37	2,811.6
1/1/2009 to 12/31/2009	$7.37	$9.26	2,784.0
1/1/2010 to 12/31/2010	$9.26	$11.69	2,579.1
1/1/2011 to 12/31/2011	$11.69	$11.18	2,552.0
1/1/2012 to 12/31/2012	$11.18	$12.46	2,415.5
1/1/2013 to 12/31/2013	$12.46	$17.462446	2,300.947
1/1/2014 to 12/31/2014	$17.462446	$18.000809	2,202.465
1/1/2015 to 12/31/2015	$18.000809	$16.486287	2,189.394

Cohen & Steers Real Estate Securities Fund
3/4/2005 to 12/31/2005	$10.87	$11.77	23,011.4672
1/1/2006 to 12/31/2006	$11.77	$15.05	48,401.3435
1/1/2007 to 12/31/2007	$15.05	$11.79	36,545.0
1/1/2008 to 12/31/2008	$11.79	$7.42	2,049.7
1/1/2009 to 12/31/2009	$7.42	$10.03	1,951.3
1/1/2010 to 12/31/2010	$10.03	$12.51	1,464.2
1/1/2011 to 12/31/2011	$12.51	$13.06	137.7
1/1/2012 to 12/31/2012	$13.06	$15.04	136.4
1/1/2013 to 12/31/2013	$15.04	$15.456506	135.328
1/1/2014 to 12/31/2014	$15.456506	$20.098733	134.305
1/1/2015 to 12/31/2015	$20.098733	$21.233420	133.234

Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.61	$12.61	61,131.7486
1/1/2006 to 12/31/2006	$12.61	$13.40	118,462.3751
1/1/2007 to 12/31/2007	$13.40	$13.60	60,148.6
1/1/2008 to 12/31/2008	$13.60	$8.12	58,685.4
1/1/2009 to 12/31/2009	$8.12	$11.27	45,370.8
1/1/2010 to 12/31/2010	$11.27	$13.62	42,628.5
1/1/2011 to 12/31/2011	$13.62	$12.70	44,532.2
1/1/2012 to 12/31/2012	$12.70	$14.84	42,039.4
1/1/2013 to 12/31/2013	$14.84	$19.323378	44,520.626
1/1/2014 to 12/31/2014	$19.323378	$19.653990	46,337.081
1/1/2015 to 12/31/2015	$19.653990	$19.033065	27,920.672

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.65	$11.27	6,490.1
1/1/2008 to 12/31/2008	$11.27	$5.98	10,704.2
1/1/2009 to 12/31/2009	$5.98	$8.85	8,695.5
1/1/2010 to 12/31/2010	$8.85	$10.65	75,662.8
1/1/2011 to 12/31/2011	$10.65	$8.98	78,642.9
1/1/2012 to 12/31/2012	$8.98	$10.71	73,904.7
1/1/2013 to 12/31/2013	$10.71	$12.856984	87,149.391
1/1/2014 to 12/31/2014	$12.856984	$12.073748	77,745.689
1/1/2015 to 12/31/2015	$12.073748	$11.692650	73,724.388

Columbia Large Cap Growth Fund V
5/1/2006 to 12/31/2006	$10.09	$10.30	13,883.2453
1/1/2007 to 12/31/2007	$10.30	$11.56	264,953.3
1/1/2008 to 12/31/2008	$11.56	$6.59	255,694.4
1/1/2009 to 12/31/2009	$6.59	$8.37	42,576.3
1/1/2010 to 12/31/2010	$8.37	$9.84	35,469.6
1/1/2011 to 12/31/2011	$9.84	$9.52	23,691.3
1/1/2012 to 12/31/2012	$9.52	$10.52	19,782.5
1/1/2013 to 12/31/2013	$10.52	$14.026714	18,934.952
1/1/2014 to 12/31/2014	$14.026714	$15.053342	10,203.888
1/1/2015 to 12/31/2015	$15.053342	$15.116411	10,014.738

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.64	0.0
1/1/2012 to 12/31/2012	$8.64	$9.42	3,433.9
1/1/2013 to 12/31/2013	$9.42	$12.133872	2,904.636
1/1/2014 to 12/31/2014	$12.133872	$12.774269	2,806.985
1/1/2015 to 12/31/2015	$12.774269	$13.201255	0.000

Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$11.18	$11.81	64,914.76
1/1/2006 to 12/31/2006	$11.81	$13.38	169,253.8874
1/1/2007 to 12/31/2007	$13.38	$13.82	92,214.8
1/1/2008 to 12/31/2008	$13.82	$8.16	81,313.9
1/1/2009 to 12/31/2009	$8.16	$10.60	168,671.4
1/1/2010 to 12/31/2010	$10.60	$11.70	59,723.9
1/1/2011 to 12/31/2011	$11.70	$10.96	54,481.5
1/1/2012 to 12/31/2012	$10.96	$12.16	50,530.7
1/1/2013 to 12/31/2013	$12.16	$16.107881	47,668.990
1/1/2014 to 12/31/2014	$16.107881	$16.890370	42,834.240
1/1/2015 to 12/31/2015	$16.890370	$17.116263	32,387.588

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.31	4,628.2
1/1/2011 to 12/31/2011	$11.31	$12.02	4,398.8
1/1/2012 to 12/31/2012	$12.02	$13.06	3,411.8
1/1/2013 to 12/31/2013	$13.06	$18.101522	3,235.093
1/1/2014 to 12/31/2014	$18.101522	$18.314181	3,079.322
1/1/2015 to 12/31/2015	$18.314181	$19.294935	2,986.866

Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$11.07	$10.95	53,657.5293
1/1/2006 to 12/31/2006	$10.95	$12.53	98,290.6281
1/1/2007 to 12/31/2007	$12.53	$13.14	117,890.7
1/1/2008 to 12/31/2008	$13.14	$8.74	116,918.8
1/1/2009 to 12/31/2009	$8.74	$10.41	16,610.8
1/1/2010 to 12/31/2010	$10.41	$11.81	82,462.1
1/1/2011 to 12/31/2011	$11.81	$12.51	79,019.4
1/1/2012 to 12/31/2012	$12.51	$13.57	68,515.7
1/1/2013 to 12/31/2013	$13.57	$16.213611	49,073.318
1/1/2014 to 12/31/2014	$16.213611	$17.275921	38,242.373
1/1/2015 to 12/31/2015	$17.275921	$16.574202	16,929.199

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.13	$10.35	39,377.9884
1/1/2006 to 12/31/2006	$10.35	$10.83	114,828.9568
1/1/2007 to 12/31/2007	$10.83	$10.84	11,150.6
1/1/2008 to 12/31/2008	$10.84	$7.41	6,607.1
1/1/2009 to 12/31/2009	$7.41	$10.67	5,401.5
1/1/2010 to 12/31/2010	$10.67	$11.47	6,298.8
1/1/2011 to 12/31/2011	$11.47	$11.53	4,560.1
1/1/2012 to 12/31/2012	$11.53	$12.27	1,369.6
1/1/2013 to 12/31/2013	$12.27	$12.622413	556.216
1/1/2014 to 12/31/2014	$12.622413	$12.468032	288.435
1/1/2015 to 12/31/2015	$12.468032	$12.035337	285.568

Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.79	81,246.3
1/1/2008 to 12/31/2008	$10.79	$6.95	59,315.9
1/1/2009 to 12/31/2009	$6.95	$8.01	139,915.3
1/1/2010 to 12/31/2010	$8.01	$8.68	210,506.6
1/1/2011 to 12/31/2011	$8.68	$8.16	198,664.3
1/1/2012 to 12/31/2012	$8.16	$9.29	142,361.1
1/1/2013 to 12/31/2013	$9.29	$11.828427	113,649.157
1/1/2014 to 12/31/2014	$11.828427	$12.916506	9,435.244
1/1/2015 to 12/31/2015	$12.916506	$12.574144	9,137.579

Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.910848	9,269.940
1/1/2014 to 12/31/2014	$11.910848	$12.652554	9,089.316
1/1/2015 to 12/31/2015	$12.652554	$11.775610	9,010.801

Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$11.33	$12.44	9,151.4612
1/1/2006 to 12/31/2006	$12.44	$14.03	17,008.4879
1/1/2007 to 12/31/2007	$14.03	$16.76	46,630.3
1/1/2008 to 12/31/2008	$16.76	$9.53	30,250.0
1/1/2009 to 12/31/2009	$9.53	$12.17	27,444.0
1/1/2010 to 12/31/2010	$12.17	$14.19	13,205.6
1/1/2011 to 12/31/2011	$14.19	$12.07	7,847.5
1/1/2012 to 12/31/2012	$12.07	$13.93	7,707.8
1/1/2013 to 12/31/2013	$13.93	$19.242396	8,157.262
1/1/2014 to 12/31/2014	$19.242396	$20.670064	7,055.474
1/1/2015 to 12/31/2015	$20.670064	$21.556894	6,888.594

Fidelity® Advisors Equity Growth Fund
3/4/2005 to 12/31/2005	$10.66	$11.19	0.0
1/1/2006 to 12/31/2006	$11.19	$11.73	0.0
1/1/2007 to 12/31/2007	$11.73	$14.58	0.0
1/1/2008 to 12/31/2008	$14.58	$7.61	0.0
1/1/2009 to 12/31/2009	$7.61	$9.58	0.0
1/1/2010 to 12/31/2010	$9.58	$11.65	0.0
1/1/2011 to 12/31/2011	$11.65	$11.47	0.0
1/1/2012 to 12/31/2012	$11.47	$12.89	0.0
1/1/2013 to 12/31/2013	$12.89	$17.201443	0.000
1/1/2014 to 12/31/2014	$17.201443	$18.773687	0.000
1/1/2015 to 12/31/2015	$18.773687	$19.720888	0.000

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.35	$10.41	141,209.1
1/1/2010 to 12/31/2010	$10.41	$10.84	14,470.4
1/1/2011 to 12/31/2011	$10.84	$9.91	27,844.1
1/1/2012 to 12/31/2012	$9.91	$12.07	21,458.0
1/1/2013 to 12/31/2013	$12.07	$15.657198	10,729.240
1/1/2014 to 12/31/2014	$15.657198	$16.72133	11,406.023
1/1/2015 to 12/31/2015	$16.72133	$18.405717	10,058.708

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.92	$12.71	15,510.9
1/1/2010 to 12/31/2010	$12.71	$15.70	4,372.3
1/1/2011 to 12/31/2011	$15.70	$15.16	6,550.4
1/1/2012 to 12/31/2012	$15.16	$17.50	5,144.7
1/1/2013 to 12/31/2013	$17.50	$22.460430	5,496.578
1/1/2014 to 12/31/2014	$22.460430	$24.676601	4,193.121
1/1/2015 to 12/31/2015	$24.676601	$25.036374	30,398.210

JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$10.33	$10.52	69,743.362
1/1/2007 to 12/31/2007	$10.52	$10.07	1,035.3
1/1/2008 to 12/31/2008	$10.07	$9.87	183.2
1/1/2009 to 12/31/2009	$9.87	$9.69	1,192.8
1/1/2010 to 12/31/2010	$9.69	$9.10	1,152.9
1/1/2011 to 12/31/2011	$9.10	$8.92	1,142.2
1/1/2012 to 12/31/2012	$8.92	$8.78	1,131.4
1/1/2013 to 12/31/2013	$8.78	$8.990947	739.288
1/1/2014 to 12/31/2014	$8.990947	$8.972982	734.376
1/1/2015 to 12/31/2015	$8.972982	$8.935775	729.459

JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.94	0.0
1/1/2008 to 12/31/2008	$10.94	$6.11	0.0
1/1/2009 to 12/31/2009	$6.11	$8.33	0.0
1/1/2010 to 12/31/2010	$8.33	$10.97	0.0
1/1/2011 to 12/31/2011	$10.97	$10.42	3,013.6
1/1/2012 to 12/31/2012	$10.42	$11.51	2,798.7
1/1/2013 to 12/31/2013	$11.51	$16.745219	2,703.221
1/1/2014 to 12/31/2014	$16.745219	$16.443596	2,726.318
1/1/2015 to 12/31/2015	$16.443596	$15.834504	2,551.439

Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$11.14	$11.23	4,787.3832
1/1/2006 to 12/31/2006	$11.23	$12.99	64,203.4036
1/1/2007 to 12/31/2007	$12.99	$13.25	72,292.8
1/1/2008 to 12/31/2008	$13.25	$8.20	51,853.2
1/1/2009 to 12/31/2009	$8.20	$9.63	1,660.6
1/1/2010 to 12/31/2010	$9.63	$10.84	1,642.3
1/1/2011 to 12/31/2011	$10.84	$9.83	1,618.2
1/1/2012 to 12/31/2012	$9.83	$11.21	1,594.4
1/1/2013 to 12/31/2013	$11.21	$14.583104	1,573.664
1/1/2014 to 12/31/2014	$14.583104	$16.083577	1,566.254
1/1/2015 to 12/31/2015	$16.083577	$15.163049	1,545.751

Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$10.44	$10.38	12,589.5859
1/1/2006 to 12/31/2006	$10.38	$11.23	17,228.2462
1/1/2007 to 12/31/2007	$11.23	$11.64	15,730.4
1/1/2008 to 12/31/2008	$11.64	$9.13	13,436.0
1/1/2009 to 12/31/2009	$9.13	$12.18	12.957.9
1/1/2010 to 12/31/2010	$12.18	$13.54	12,498.3
1/1/2011 to 12/31/2011	$13.54	$13.84	10,105.9
1/1/2012 to 12/31/2012	$13.84	$15.43	13,829.9
1/1/2013 to 12/31/2013	$15.43	$16.362971	14,602.638
1/1/2014 to 12/31/2014	$16.362971	$18.829559	13,772.858
1/1/2015 to 12/31/2015	$18.829559	$16.273535	10,499.557

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.46	$12.00	21,810.1151
1/1/2006 to 12/31/2006	$12.00	$13.27	37,402.943
1/1/2007 to 12/31/2007	$13.27	$13.13	60,122.5
1/1/2008 to 12/31/2008	$13.13	$7.82	30,469.9
1/1/2009 to 12/31/2009	$7.82	$9.75	24,250.0
1/1/2010 to 12/31/2010	$9.75	$12.05	20,716.4
1/1/2011 to 12/31/2011	$12.05	$11.39	17,817.4
1/1/2012 to 12/31/2012	$11.39	$12.84	16,540.2
1/1/2013 to 12/31/2013	$12.84	$16.464305	15,279.881
1/1/2014 to 12/31/2014	$16.464305	$18.082786	12,522.591
1/1/2015 to 12/31/2015	$18.082786	$17.163382	9,430.537

Ready Assets Government Liquidity Fund
3/4/2005 to 12/31/2005	$10.00	$10.09	5,046.5256
1/1/2006 to 12/31/2006	$10.09	$10.37	64,190.755
1/1/2007 to 12/31/2007	$10.37	$10.70	33,681.4
1/1/2008 to 12/31/2008	$10.70	$10.80	47,062.0
1/1/2009 to 12/31/2009	$10.80	$10.66	30,807.4
1/1/2010 to 12/31/2010	$10.66	$10.49	25,231.8
1/1/2011 to 12/31/2011	$10.49	$10.32	41,105.0
1/1/2012 to 12/31/2012	$10.32	$10.16	17,494.8
1/1/2013 to 12/31/2013	$10.16	$9.998869	5,520.616
1/1/2014 to 12/31/2014	$9.998869	$9.840806	3,566.074
1/1/2015 to 12/31/2015	$9.840806	$9.684890	3,995.699

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.88	0.0
1/1/2010 to 12/31/2010	$7.88	$8.97	0.0
1/1/2011 to 12/31/2011	$8.97	$8.56	0.0
1/1/2012 to 12/31/2012	$8.56	$9.27	0.0
1/1/2013 to 12/31/2013	$9.27	$11.905050	0.000
1/1/2014 to 12/31/2014	$11.905050	$12.945606	0.000
1/1/2015 to 12/31/2015	$12.945606	$13.176271	0.000

Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.73	$11.13	6,990.5356
1/1/2006 to 12/31/2006	$11.13	$11.77	2,339.4821
1/1/2007 to 12/31/2007	$11.77	$13.18	2,160.0
1/1/2008 to 12/31/2008	$13.18	$7.02	2,354.6
1/1/2009 to 12/31/2009	$7.02	$9.91	2,068.0
1/1/2010 to 12/31/2010	$9.91	$10.65	1,999.7
1/1/2011 to 12/31/2011	$10.65	$10.32	1,831.7
1/1/2012 to 12/31/2012	$10.32	$11.54	1,705.2
1/1/2013 to 12/31/2013	$11.54	$14.682415	1,515.820
1/1/2014 to 12/31/2014	$14.682415	$16.626362	1,335.966
1/1/2015 to 12/31/2015	$16.626362	$16.888621	1,196.496

Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.95	$11.28	992.3654
1/1/2006 to 12/31/2006	$11.28	$12.75	1,063.1234
1/1/2007 to 12/31/2007	$12.75	$13.08	1,675.9
1/1/2008 to 12/31/2008	$13.08	$7.88	885.2
1/1/2009 to 12/31/2009	$7.88	$9.99	880.5
1/1/2010 to 12/31/2010	$9.99	$11.38	871.3
1/1/2011 to 12/31/2011	$11.38	$11.18	830.8
1/1/2012 to 12/31/2012	$11.18	$12.82	821.2
1/1/2013 to 12/31/2013	$12.82	$16.599940	1,225.657
1/1/2014 to 12/31/2014	$16.599940	$18.045335	1,088.683
1/1/2015 to 12/31/2015	$18.045335	$18.311874	987.069

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Oppenheimer Main Street Mid Cap Fund®
3/4/2005 to 12/31/2005	$11.51	$12.35	5,621.3764
1/1/2006 to 12/31/2006	$12.35	$13.94	4,938.175
1/1/2007 to 12/31/2007	$13.94	$13.50	9,933.5
1/1/2008 to 12/31/2008	$13.50	$8.20	12,646.5
1/1/2009 to 12/31/2009	$8.20	$11.05	10,600.1
1/1/2010 to 12/31/2010	$11.05	$13.40	9,186.1
1/1/2011 to 12/31/2011	$13.40	$12.84	6,448.1
1/1/2012 to 12/31/2012	$12.84	$14.75	6,008.2
1/1/2013 to 12/31/2013	$14.75	$19.363631	5,340.997
1/1/2014 to 12/31/2014	$19.363631	$21.395105	3,523.230
1/1/2015 to 12/31/2015	$21.395105	$19.535213	4,256.670

PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$10.58	$11.44	51,204.5718
1/1/2006 to 12/31/2006	$11.44	$10.87	121,027.8317
1/1/2007 to 12/31/2007	$10.87	$13.18	125,116.7
1/1/2008 to 12/31/2008	$13.18	$7.30	110,385.7
1/1/2009 to 12/31/2009	$7.30	$10.02	84,600.4
1/1/2010 to 12/31/2010	$10.02	$12.18	78,898.5
1/1/2011 to 12/31/2011	$12.18	$11.02	70,385.6
1/1/2012 to 12/31/2012	$11.02	$11.37	70,353.9
1/1/2013 to 12/31/2013	$11.37	$9.505354	60,997.509
1/1/2014 to 12/31/2014	$9.505354	$7.619461	49,821.100
1/1/2015 to 12/31/2015	$7.619461	$5.542855	58,140.812

PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.50	613.4
1/1/2008 to 12/31/2008	$10.50	$10.16	1,966.3
1/1/2009 to 12/31/2009	$10.16	$11.29	11,743.7
1/1/2010 to 12/31/2010	$11.29	$11.62	66,332.2
1/1/2011 to 12/31/2011	$11.62	$11.59	60,766.3
1/1/2012 to 12/31/2012	$11.59	$12.07	106,589.2
1/1/2013 to 12/31/2013	$12.07	$11.846994	160,330.742
1/1/2014 to 12/31/2014	$11.846994	$11.709662	140,528.891
1/1/2015 to 12/31/2015	$11.709662	$11.561269	121,882.964

PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.22	$10.30	6,593.2861
1/1/2006 to 12/31/2006	$10.30	$10.12	8,822.7664
1/1/2007 to 12/31/2007	$10.12	$11.07	138,403.1
1/1/2008 to 12/31/2008	$11.07	$10.14	128,410.2
1/1/2009 to 12/31/2009	$10.14	$11.82	84,804.5
1/1/2010 to 12/31/2010	$11.82	$12.49	93,690.3
1/1/2011 to 12/31/2011	$12.49	$13.66	78,931.6
1/1/2012 to 12/31/2012	$13.66	$14.63	109,382.4
1/1/2013 to 12/31/2013	$14.63	$13.044565	106,103.164
1/1/2014 to 12/31/2014	$13.044565	$13.223121	91,140.057
1/1/2015 to 12/31/2015	$13.223121	$12.604496	84,796.174

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.06	$10.16	123,199.4261
1/1/2006 to 12/31/2006	$10.16	$10.36	297,641.5184
1/1/2007 to 12/31/2007	$10.36	$11.07	420,719.3
1/1/2008 to 12/31/2008	$11.07	$11.36	460,920.8
1/1/2009 to 12/31/2009	$11.36	$12.68	378,090.2
1/1/2010 to 12/31/2010	$12.68	$13.52	303,687.3
1/1/2011 to 12/31/2011	$13.52	$13.81	267,913.5
1/1/2012 to 12/31/2012	$13.81	$14.94	328,180.3
1/1/2013 to 12/31/2013	$14.94	$14.362323	266,683.594
1/1/2014 to 12/31/2014	$14.362323	$14.739734	248,813.496
1/1/2015 to 12/31/2015	$14.739734	$14.554967	165,528.045

Pioneer Fund
3/4/2005 to 12/31/2005	$11.12	$11.44	32,818.649
1/1/2006 to 12/31/2006	$11.44	$13.11	161,341.8009
1/1/2007 to 12/31/2007	$13.11	$13.50	6,693.4
1/1/2008 to 12/31/2008	$13.50	$8.72	4,314.4
1/1/2009 to 12/31/2009	$8.72	$10.66	411.4
1/1/2010 to 12/31/2010	$10.66	$12.14	795.9
1/1/2011 to 12/31/2011	$12.14	$11.40	3,389.6
1/1/2012 to 12/31/2012	$11.40	$12.33	3,076.4
1/1/2013 to 12/31/2013	$12.33	$16.149244	2,506.263
1/1/2014 to 12/31/2014	$16.149244	$17.620627	2,127.010
1/1/2015 to 12/31/2015	$17.620627	$17.266619	1,834.590

Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$10.43	$10.38	13,794.7337
1/1/2006 to 12/31/2006	$10.38	$11.30	20,021.2959
1/1/2007 to 12/31/2007	$11.30	$11.90	17,979.9
1/1/2008 to 12/31/2008	$11.90	$7.37	8,366.9
1/1/2009 to 12/31/2009	$7.37	$11.77	24,074.0
1/1/2010 to 12/31/2010	$11.77	$13.62	5,826.0
1/1/2011 to 12/31/2011	$13.62	$13.17	6,851.8
1/1/2012 to 12/31/2012	$13.17	$14.91	6,389.1
1/1/2013 to 12/31/2013	$14.91	$16.478768	6,302.454
1/1/2014 to 12/31/2014	$16.478768	$16.188550	5,946.425
1/1/2015 to 12/31/2015	$16.188550	$15.152792	5,902.079

Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.91	1,642.1926
1/1/2007 to 12/31/2007	$11.91	$16.63	8,714.4
1/1/2008 to 12/31/2008	$16.63	$6.71	11,797.2
1/1/2009 to 12/31/2009	$6.71	$11.46	31,789.6
1/1/2010 to 12/31/2010	$11.46	$13.10	11,166.9
1/1/2011 to 12/31/2011	$13.10	$9.77	11,664.8
1/1/2012 to 12/31/2012	$9.77	$10.70	14,116.5
1/1/2013 to 12/31/2013	$10.70	$10.300472	10,003.846
1/1/2014 to 12/31/2014	$10.300472	$8.779317	10,356.573
1/1/2015 to 12/31/2015	$8.779317	$7.213629	12,247.863

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.57	$6.32	23,474.2
1/1/2009 to 12/31/2009	$6.32	$8.09	22,140.7
1/1/2010 to 12/31/2010	$8.09	$10.21	3,158.3
1/1/2011 to 12/31/2011	$10.21	$10.95	3,892.2
1/1/2012 to 12/31/2012	$10.95	$12.47	4,544.8
1/1/2013 to 12/31/2013	$12.47	$12.411514	3,175.914
1/1/2014 to 12/31/2014	$12.411514	$15.833467	8,180.585
1/1/2015 to 12/31/2015	$15.833467	$16.246717	8,301.342

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	7,711.0
1/1/2010 to 12/31/2010	$11.32	$13.32	7,620.5
1/1/2011 to 12/31/2011	$13.32	$12.78	7,537.1
1/1/2012 to 12/31/2012	$12.78	$13.41	273.1
1/1/2013 to 12/31/2013	$13.41	$19.056226	1,089.554
1/1/2014 to 12/31/2014	$19.056226	$20.449084	268.219
1/1/2015 to 12/31/2015	$20.449084	$20.401225	266.066

Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.71	$12.37	43,374.5335
1/1/2006 to 12/31/2006	$12.37	$14.60	57,524.165
1/1/2007 to 12/31/2007	$14.60	$16.85	15,763.1
1/1/2008 to 12/31/2008	$16.85	$8.94	11,816.9
1/1/2009 to 12/31/2009	$8.94	$13.17	11,647.1
1/1/2010 to 12/31/2010	$13.17	$14.07	191,056.7
1/1/2011 to 12/31/2011	$14.07	$12.08	180,386.9
1/1/2012 to 12/31/2012	$12.08	$14.10	154,055.6
1/1/2013 to 12/31/2013	$14.10	$17.644822	141,119.188
1/1/2014 to 12/31/2014	$17.644822	$15.489060	125,482.739
1/1/2015 to 12/31/2015	$15.489060	$14.162377	143,367.002

Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$11.51	$11.90	17,577.7089
1/1/2006 to 12/31/2006	$11.90	$14.27	13,665.0895
1/1/2007 to 12/31/2007	$14.27	$14.35	11,571.6
1/1/2008 to 12/31/2008	$14.35	$7.98	6,923.3
1/1/2009 to 12/31/2009	$7.98	$10.28	6,634.9
1/1/2010 to 12/31/2010	$10.28	$10.88	6,831.4
1/1/2011 to 12/31/2011	$10.88	$10.02	9,055.9
1/1/2012 to 12/31/2012	$10.02	$11.99	8,245.5
1/1/2013 to 12/31/2013	$11.99	$15.353145	5,737.378
1/1/2014 to 12/31/2014	$15.353145	$14.820080	5,528.665
1/1/2015 to 12/31/2015	$14.820080	$13.642719	5,234.390

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.02	185,497.3
1/1/2013 to 12/31/2013	$10.02	$13.006732	109,369.698
1/1/2014 to 12/31/2014	$13.006732	$14.149530	92,274.820
1/1/2015 to 12/31/2015	$14.149530	$14.808334	74,350.081

TA Dividend Focused
2/05/2014 to 12/31/2014	$10.007916	$11.369973	126,029.167
1/1/2015 to 12/31/2015	$11.369973	$10.859518	74,848.448

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	0.0
1/1/2010 to 12/31/2010	$1.02	$1.13	0.0
1/1/2011 to 12/31/2011	$1.13	$1.15	35,681.7
1/1/2012 to 12/31/2012	$1.15	$1.27	34,715.0
1/1/2013 to 12/31/2013	$1.27	$1.293573	58,470.807
1/1/2014 to 12/31/2014	$1.293573	$1.320634	57,387.429
1/1/2015 to 12/31/2015	$1.320634	$1.290241	53,762.976

TA Multi-Cap Growth
5/1/2008 to 12/31/2008	$10.65	$6.73	0.0
1/1/2009 to 12/31/2009	$6.73	$8.95	0.0
1/1/2010 to 12/31/2010	$8.95	$11.87	67,566.6
1/1/2011 to 12/31/2011	$11.87	$10.55	67,827.0
1/1/2012 to 12/31/2012	$10.55	$11.28	67,844.8
1/1/2013 to 12/31/2013	$11.28	$15.321129	56,054.276
1/1/2014 to 12/31/2014	$15.321129	$14.945449	50,684.512
1/1/2015 to 12/31/2015	$14.945449	$13.855183	21,045.967

TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.39	$6.31	349.9
1/1/2009 to 12/31/2009	$6.31	$8.86	5,186.4
1/1/2010 to 12/31/2010	$8.86	$11.28	25,172.3
1/1/2011 to 12/31/2011	$11.28	$10.74	26,524.7
1/1/2012 to 12/31/2012	$10.74	$12.23	23,569.0
1/1/2013 to 12/31/2013	$12.23	$16.360561	83,330.525
1/1/2014 to 12/31/2014	$16.360561	$16.833221	73,402.829
1/1/2015 to 12/31/2015	$16.833221	$16.036963	65,472.579

Invesco Comstock Fund
3/4/2005 to 12/31/2005	$11.01	$11.18	43,805.9061
1/1/2006 to 12/31/2006	$11.18	$12.77	9,303.1165
1/1/2007 to 12/31/2007	$12.77	$12.32	11,940.9
1/1/2008 to 12/31/2008	$12.32	$7.78	9,120.6
1/1/2009 to 12/31/2009	$7.78	$9.91	6,194.2
1/1/2010 to 12/31/2010	$9.91	$11.27	152,889.7
1/1/2011 to 12/31/2011	$11.27	$10.87	171,508.3
1/1/2012 to 12/31/2012	$10.87	$12.72	124,232.9
1/1/2013 to 12/31/2013	$12.72	$16.935848	123.928.945
1/1/2014 to 12/31/2014	$16.935848	$18.187373	84,427.439
1/1/2015 to 12/31/2015	$18.187373	$16.836345	57,242.093

Class C

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	1,430.3
1/1/2012 to 12/31/2012	$0.91	$1.06	1,324.0
1/1/2013 to 12/31/2013	$1.06	$1.377221	0.000
1/1/2014 to 12/31/2014	$1.377221	$1.443526	0.000
1/1/2015 to 12/31/2015	$1.443526	$1.271197	0.000

Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$12.92	$9.58	2,156.6
1/1/2009 to 12/31/2009	$9.58	$12.26	13,280.1
1/1/2010 to 12/31/2010	$12.26	$13.56	2,947.7
1/1/2011 to 12/31/2011	$13.56	$12.50	2,447.5
1/1/2012 to 12/31/2012	$12.50	$13.57	2,024.8
1/1/2013 to 12/31/2013	$13.57	$17.233263	1,882.076
1/1/2014 to 12/31/2014	$17.233263	$17.706425	0.000
1/1/2015 to 12/31/2015	$17.706425	$16.653482	0.000

AB International Value Fund
6/23/2008 to 12/31/2008	$8.95	$4.75	1,775.2
1/1/2009 to 12/31/2009	$4.75	$6.26	8,450.3
1/1/2010 to 12/31/2010	$6.26	$6.37	9,182.9
1/1/2011 to 12/31/2011	$6.37	$5.00	8,115.6
1/1/2012 to 12/31/2012	$5.00	$5.61	9,022.9
1/1/2013 to 12/31/2013	$5.61	$6.730530	7,796.214
1/1/2014 to 12/31/2014	$6.730530	$6.183201	21,561.703
1/1/2015 to 12/31/2015	$6.183201	$6.232349	18,564.709
AB Discovery Value Fund
6/23/2008 to 12/31/2008	$12.74	$8.52	3,503.3
1/1/2009 to 12/31/2009	$8.52	$11.88	720.9
1/1/2010 to 12/31/2010	$11.88	$14.77	591.8
1/1/2011 to 12/31/2011	$14.77	$13.31	4,695.4
1/1/2012 to 12/31/2012	$13.31	$15.44	5,795.7
1/1/2013 to 12/31/2013	$15.44	$20.833235	4,849.551
1/1/2014 to 12/31/2014	$20.833235	$22.246466	4,629.780
1/1/2015 to 12/31/2015	$22.246466	20.582659	4,489.372
AB Value Fund
6/23/2008 to 12/31/2008	$10.55	$7.21	0.0
1/1/2009 to 12/31/2009	$7.21	$8.43	0.0
1/1/2010 to 12/31/2010	$8.43	$9.24	0.0
1/1/2011 to 12/31/2011	$9.24	$8.72	0.0
1/1/2012 to 12/31/2012	$8.72	$9.85	0.0
1/1/2013 to 12/31/2013	$9.85	$13.138974	0.000
1/1/2014 to 12/31/2014	$13.138974	$14.411639	0.000
1/1/2015 to 12/31/2015	$14.411639	$13.084053	0.000

AllianzGI NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$9.33	$6.42	0.0
1/1/2009 to 12/31/2009	$6.42	$7.12	25,969.0
1/1/2010 to 12/31/2010	$7.12	$7.92	25,192.9
1/1/2011 to 12/31/2011	$7.92	$8.03	42,847.9
1/1/2012 to 12/31/2012	$8.03	$8.99	41,877.0
1/1/2013 to 12/31/2013	$8.99	$11.374668	36,447.717
1/1/2014 to 12/31/2014	$11.374668	$12.261613	25,347.944
1/1/2015 to 12/31/2015	$12.261613	$11.014820	26,398.482

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$14.84	$10.65	2,175.9
1/1/2009 to 12/31/2009	$10.65	$12.97	6,283.0
1/1/2010 to 12/31/2010	$12.97	$15.93	5,640.3
1/1/2011 to 12/31/2011	$15.93	$16.00	1,273.2
1/1/2012 to 12/31/2012	$16.00	$17.35	0.0
1/1/2013 to 12/31/2013	$17.35	$22.440961	0.000
1/1/2014 to 12/31/2014	$22.440961	$22.414592	0.000
1/1/2015 to 12/31/2015	$22.414592	$20.207155	0.000

AllianzGI NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$11.22	$7.21	0.0
1/1/2009 to 12/31/2009	$7.21	$9.47	0.0
1/1/2010 to 12/31/2010	$9.47	$11.21	0.0
1/1/2011 to 12/31/2011	$11.21	$10.89	0.0
1/1/2012 to 12/31/2012	$10.89	$12.35	0.0
1/1/2013 to 12/31/2013	$12.35	$16.017858	0.000
1/1/2014 to 12/31/2014	$16.017858	$17.074098	0.000
1/1/2015 to 12/31/2015	$17.074098	$16.208169	0.000

American Century Equity Income Fund
6/23/2008 to 12/31/2008	$11.39	$9.80	0.0
1/1/2009 to 12/31/2009	$9.80	$10.79	0.0
1/1/2010 to 12/31/2010	$10.79	$11.99	0.0
1/1/2011 to 12/31/2011	$11.99	$12.17	0.0
1/1/2012 to 12/31/2012	$12.17	$13.31	0.0
1/1/2013 to 12/31/2013	$13.31	$15.615616	0.000
1/1/2014 to 12/31/2014	$15.615616	$17.203905	0.000
1/1/2015 to 12/31/2015	$17.203905	$16.972701	0.000

American Century Ultra® Fund
6/23/2008 to 12/31/2008	$11.06	$7.09	0.0
1/1/2009 to 12/31/2009	$7.09	$9.42	0.0
1/1/2010 to 12/31/2010	$9.42	$10.77	0.0
1/1/2011 to 12/31/2011	$10.77	$10.69	0.0
1/1/2012 to 12/31/2012	$10.69	$11.97	0.0
1/1/2013 to 12/31/2013	$11.97	$16.077308	0.000
1/1/2014 to 12/31/2014	$16.077308	$17.326636	0.000
1/1/2015 to 12/31/2015	$17.326636	$18.038056	0.000

American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$10.58	$9.32	20,512.2
1/1/2009 to 12/31/2009	$9.32	$10.53	45,349.2
1/1/2010 to 12/31/2010	$10.53	$11.11	2,474.2
1/1/2011 to 12/31/2011	$11.11	$11.63	0.0
1/1/2012 to 12/31/2012	$11.63	$12.11	0.0
1/1/2013 to 12/31/2013	$12.11	$11.660511	0.000
1/1/2014 to 12/31/2014	$11.660511	$12.097991	0.000
1/1/2015 to 12/31/2015	$12.097991	$11.918466	0.000

American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$16.90	$11.02	20,590.6
1/1/2009 to 12/31/2009	$11.02	$15.08	57,329.7
1/1/2010 to 12/31/2010	$15.08	$16.22	5,579.2
1/1/2011 to 12/31/2011	$16.22	$13.78	0.0
1/1/2012 to 12/31/2012	$13.78	$16.14	0.0
1/1/2013 to 12/31/2013	$16.14	$19.068198	0.000
1/1/2014 to 12/31/2014	$19.068198	$18.246721	0.000
1/1/2015 to 12/31/2015	$18.246721	$17.786247	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$13.78	$8.74	20,924.0
1/1/2009 to 12/31/2009	$8.74	$11.56	23,175.6
1/1/2010 to 12/31/2010	$11.56	$12.77	26,540.8
1/1/2011 to 12/31/2011	$12.77	$11.95	0.0
1/1/2012 to 12/31/2012	$11.95	$14.15	0.0
1/1/2013 to 12/31/2013	$14.15	$18.617869	0.000
1/1/2014 to 12/31/2014	$18.617869	$19.994437	0.000
1/1/2015 to 12/31/2015	$19.994437	$20.706205	0.000

American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$12.00	$9.17	6,277.4
1/1/2009 to 12/31/2009	$9.17	$11.22	7,523.1
1/1/2010 to 12/31/2010	$11.22	$12.35	7,320.1
1/1/2011 to 12/31/2011	$12.35	$12.82	1,177.6
1/1/2012 to 12/31/2012	$12.82	$14.10	0.0
1/1/2013 to 12/31/2013	$14.10	$16.373673	0.000
1/1/2014 to 12/31/2014	$16.373673	$17.436659	0.000
1/1/2015 to 12/31/2015	$17.436659	$16.875494	0.000
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$11.96	$8.56	1,201.9
1/1/2009 to 12/31/2009	$8.56	$10.71	1,162.7
1/1/2010 to 12/31/2010	$10.71	$11.66	1,147.7
1/1/2011 to 12/31/2011	$11.66	$11.26	0.0
1/1/2012 to 12/31/2012	$11.26	$12.79	0.0
1/1/2013 to 12/31/2013	$12.79	$16.641753	0.000
1/1/2014 to 12/31/2014	$16.641753	$18.327586	0.000
1/1/2015 to 12/31/2015	$18.327586	$17.743298	0.000
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$11.76	$8.18	8,622.7
1/1/2009 to 12/31/2009	$8.18	$10.50	45,998.2
1/1/2010 to 12/31/2010	$10.50	$11.63	0.0
1/1/2011 to 12/31/2011	$11.63	$11.09	0.0
1/1/2012 to 12/31/2012	$11.09	$12.40	0.0
1/1/2013 to 12/31/2013	$12.40	$16.823940	0.000
1/1/2014 to 12/31/2014	$16.823940	$18.152116	0.000
1/1/2015 to 12/31/2015	$18.152116	$16.744281	17,535.674
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$10.28	$9.18	122.7
1/1/2009 to 12/31/2009	$9.18	$10.46	3,361.9
1/1/2010 to 12/31/2010	$10.46	$11.28	3,291.9
1/1/2011 to 12/31/2011	$11.28	$11.57	2,344.9
1/1/2012 to 12/31/2012	$11.57	$12.48	2,427.4
1/1/2013 to 12/31/2013	$12.48	$12.211558	2,751.065
1/1/2014 to 12/31/2014	$12.211558	$12.934883	2,740.620
1/1/2015 to 12/31/2015	$12.934883	$12.719962	35,216.515
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.88	$8.32	21,227.6
1/1/2009 to 12/31/2009	$8.32	$11.17	48,215.2
1/1/2010 to 12/31/2010	$11.17	$13.10	62,364.7
1/1/2011 to 12/31/2011	$13.10	$11.71	80,182.7
1/1/2012 to 12/31/2012	$11.71	$13.11	52,743.1
1/1/2013 to 12/31/2013	$13.11	$17.248057	30,065.953
1/1/2014 to 12/31/2014	$17.248057	$18.373282	27,834.699
1/1/2015 to 12/31/2015	$18.373282	$19.302245	23,222.464

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$15.02	$12.08	14,147.6
1/1/2009 to 12/31/2009	$12.08	$14.45	120,893.6
1/1/2010 to 12/31/2010	$14.45	$15.61	135,234.7
1/1/2011 to 12/31/2011	$15.61	$14.78	121,888.5
1/1/2012 to 12/31/2012	$14.78	$15.98	122,662.2
1/1/2013 to 12/31/2013	$15.98	$17.979689	119,402.400
1/1/2014 to 12/31/2014	$17.979689	$18.007857	106,366.122
1/1/2015 to 12/31/2015	$18.007857	$17.518269	104,774.679

BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	739.1
1/1/2012 to 12/31/2012	$10.18	$11.46	0.0
1/1/2013 to 12/31/2013	$11.46	$14.636585	0.000
1/1/2014 to 12/31/2014	$14.636585	$13.723375	4,086.854
1/1/2015 to 12/31/2015	$13.723375	$13.540222	3,193.202

BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$16.07	$10.21	0.0
1/1/2009 to 12/31/2009	$10.21	$13.52	0.0
1/1/2010 to 12/31/2010	$13.52	$15.73	0.0
1/1/2011 to 12/31/2011	$15.73	$13.82	0.0
1/1/2012 to 12/31/2012	$13.82	$15.83	0.0
1/1/2013 to 12/31/2013	$15.83	$21.078571	0.000
1/1/2014 to 12/31/2014	$21.078571	$20.839400	0.000
1/1/2015 to 12/31/2015	$20.839400	$19.289695	0.000

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.28	6,134.5
1/1/2012 to 12/31/2012	$10.28	$10.35	6,017.4
1/1/2013 to 12/31/2013	$10.35	$9.919063	6,642.087
1/1/2014 to 12/31/2014	$9.919063	$10.272720	6,508.379
1/1/2015 to 12/31/2015	$10.272720	$10.125386	6,237.981

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	15,401.6
1/1/2012 to 12/31/2012	$10.17	$11.68	12,431.7
1/1/2013 to 12/31/2013	$11.68	$12.509959	26,013.554
1/1/2014 to 12/31/2014	$12.509959	$12.672725	24,496.290
1/1/2015 to 12/31/2015	$12.672725	$11.921113	24,040.202

BlackRock International Index Fund
6/23/2008 to 12/31/2008	$15.10	$9.63	0.0
1/1/2009 to 12/31/2009	$9.63	$12.11	0.0
1/1/2010 to 12/31/2010	$12.11	$12.75	0.0
1/1/2011 to 12/31/2011	$12.75	$10.93	0.0
1/1/2012 to 12/31/2012	$10.93	$12.71	0.0
1/1/2013 to 12/31/2013	$12.71	$15.144954	0.000
1/1/2014 to 12/31/2014	$15.144954	$13.929720	0.000
1/1/2015 to 12/31/2015	$13.929720	$13.538388	0.000

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	5,109.2
1/1/2012 to 12/31/2012	$9.18	$10.32	5,279.2
1/1/2013 to 12/31/2013	$10.32	$12.395382	4,522.596
1/1/2014 to 12/31/2014	$12.395382	$11.494009	3,935.250
1/1/2015 to 12/31/2015	$11.494009	$10.911207	4,193.309

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.91	0.0
1/1/2012 to 12/31/2012	$9.91	$10.21	0.0
1/1/2013 to 12/31/2013	$10.21	$10.141816	0.000
1/1/2014 to 12/31/2014	$10.141816	$10.088682	0.000
1/1/2015 to 12/31/2015	$10.088682	$9.966447	0.000

BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$12.24	$8.72	8,465.4
1/1/2009 to 12/31/2009	$8.72	$10.32	11,010.7
1/1/2010 to 12/31/2010	$10.32	$11.27	11,029.0
1/1/2011 to 12/31/2011	$11.27	$11.08	10,695.3
1/1/2012 to 12/31/2012	$11.08	$12.44	10,421.7
1/1/2013 to 12/31/2013	$12.44	$16.326827	13,067.919
1/1/2014 to 12/31/2014	$16.326827	$17.921507	11,866.137
1/1/2015 to 12/31/2015	$17.921507	$17.631938	13,909.788

BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$11.99	$8.42	273.9
1/1/2009 to 12/31/2009	$8.42	$10.84	49,102.9
1/1/2010 to 12/31/2010	$10.84	$11.93	5,070.1
1/1/2011 to 12/31/2011	$11.93	$11.75	2,558.2
1/1/2012 to 12/31/2012	$11.75	$13.22	1,511.2
1/1/2013 to 12/31/2013	$13.22	$17.294056	1,056.573
1/1/2014 to 12/31/2014	$17.294056	$19.392725	667.904
1/1/2015 to 12/31/2015	$19.392725	$19.495817	0.000

BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$13.07	$9.25	0.0
1/1/2009 to 12/31/2009	$9.25	$10.38	5,921.3
1/1/2010 to 12/31/2010	$10.38	$11.26	7,059.6
1/1/2011 to 12/31/2011	$11.26	$10.75	8,344.5
1/1/2012 to 12/31/2012	$10.75	$11.88	7,040.6
1/1/2013 to 12/31/2013	$11.88	$15.505190	5,902.333
1/1/2014 to 12/31/2014	$15.505190	$17.010480	3,873.862
1/1/2015 to 12/31/2015	$17.010480	$16.378027	3,699.402

BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$11.98	$8.30	0.0
1/1/2009 to 12/31/2009	$8.30	$10.31	0.0
1/1/2010 to 12/31/2010	$10.31	$12.81	0.0
1/1/2011 to 12/31/2011	$12.81	$11.99	0.0
1/1/2012 to 12/31/2012	$11.99	$13.67	0.0
1/1/2013 to 12/31/2013	$13.67	$18.64689	0.000
1/1/2014 to 12/31/2014	$18.64689	$19.165040	0.000
1/1/2015 to 12/31/2015	$19.165040	$17.964014	0.000

BlackRock S&P 500 Index Fund
4/19/2013 to 12/31/2013	$10.00	$11.884864	1,587.375
1/1/2014 to 12/31/2014	$11.884864	$13.232867	18,593.428
1/1/2015 to 12/31/2015	$13.232867	$13.143191	14,617.687

BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$11.93	$7.34	0.0
1/1/2009 to 12/31/2009	$7.34	$9.21	0.0
1/1/2010 to 12/31/2010	$9.21	$11.62	0.0
1/1/2011 to 12/31/2011	$11.62	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.36	0.0
1/1/2013 to 12/31/2013	$12.36	$17.302292	1,080.392
1/1/2014 to 12/31/2014	$17.302292	$17.817886	1,070.888
1/1/2015 to 12/31/2015	$17.817886	$16.302435	1,072.454

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Cohen & Steers Real Estate Securities Fund
6/23/2008 to 12/31/2008	$11.55	$7.39	0.0
1/1/2009 to 12/31/2009	$7.39	$9.98	0.0
1/1/2010 to 12/31/2010	$9.98	$12.43	0.0
1/1/2011 to 12/31/2011	$12.43	$12.96	0.0
1/1/2012 to 12/31/2012	$12.96	$14.91	0.0
1/1/2013 to 12/31/2013	$14.91	$15.314779	0.000
1/1/2014 to 12/31/2014	$15.314779	$19.894557	0.000
1/1/2015 to 12/31/2015	$19.894557	$20.996722	0.000

Columbia Acorn USA
6/23/2008 to 12/31/2008	$12.86	$8.08	2,833.1
1/1/2009 to 12/31/2009	$8.08	$11.21	11,838.0
1/1/2010 to 12/31/2010	$11.21	$13.53	11,707.2
1/1/2011 to 12/31/2011	$13.53	$12.61	16,075.5
1/1/2012 to 12/31/2012	$12.61	$14.71	13,959.3
1/1/2013 to 12/31/2013	$14.71	$19.146070	14,939.111
1/1/2014 to 12/31/2014	$19.146070	$19.454176	16,113.262
1/1/2015 to 12/31/2015	$19.454176	$18.820731	8,803.007

Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$10.32	$5.97	0.0
1/1/2009 to 12/31/2009	$5.97	$8.83	11,050.3
1/1/2010 to 12/31/2010	$8.83	$10.61	35,084.4
1/1/2011 to 12/31/2011	$10.61	$8.93	35,877.9
1/1/2012 to 12/31/2012	$8.93	$10.65	27,309.3
1/1/2013 to 12/31/2013	$10.65	$12.769807	37,341.442
1/1/2014 to 12/31/2014	$12.769807	$11.979886	35,822.706
1/1/2015 to 12/31/2015	$11.979886	$11.590148	34,426.200

Columbia Large Cap Growth Fund V
6/23/2008 to 12/31/2008	$10.18	$6.57	34,531.1
1/1/2009 to 12/31/2009	$6.57	$8.34	41,240.2
1/1/2010 to 12/31/2010	$8.34	$9.8	43,511.3
1/1/2011 to 12/31/2011	$9.8	$9.46	28,869.7
1/1/2012 to 12/31/2012	$9.46	$10.45	27,390.0
1/1/2013 to 12/31/2013	$10.45	$13.917659	20,532.277
1/1/2014 to 12/31/2014	$13.917659	$14.921375	12,697.486
1/1/2015 to 12/31/2015	$14.921375	$14.968914	12,150.714

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.64	0.0
1/1/2012 to 12/31/2012	$8.64	$9.41	0.0
1/1/2013 to 12/31/2013	$9.41	$12.100940	0.000
1/1/2014 to 12/31/2014	$12.100940	$12.726871	214.731
1/1/2015 to 12/31/2015	$12.726871	$13.139120	201.475

Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$12.41	$8.12	9,111.8
1/1/2009 to 12/31/2009	$8.12	$10.55	69,467.4
1/1/2010 to 12/31/2010	$10.55	$11.63	24,333.4
1/1/2011 to 12/31/2011	$11.63	$10.89	19,453.2
1/1/2012 to 12/31/2012	$10.89	$12.06	18,583.8
1/1/2013 to 12/31/2013	$12.06	$15.960108	14,894.507
1/1/2014 to 12/31/2014	$15.960108	$16.718686	13,095.746
1/1/2015 to 12/31/2015	$16.718686	$16.925354	12,445.850

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$12.01	0.0
1/1/2012 to 12/31/2012	$12.01	$13.03	0.0
1/1/2013 to 12/31/2013	$13.03	$18.043581	0.000
1/1/2014 to 12/31/2014	$18.043581	$18.237302	0.000
1/1/2015 to 12/31/2015	$18.237302	$19.194731	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.10	$8.70	16,815.0
1/1/2009 to 12/31/2009	$8.70	$10.36	2,814.1
1/1/2010 to 12/31/2010	$10.36	$11.74	33,568.8
1/1/2011 to 12/31/2011	$11.74	$12.42	48,624.3
1/1/2012 to 12/31/2012	$12.42	$13.45	36,440.8
1/1/2013 to 12/31/2013	$13.45	$16.064938	28,963.602
1/1/2014 to 12/31/2014	$16.064938	$17.100397	23,746.026
1/1/2015 to 12/31/2015	$17.100397	$16.389400	19,139.527

Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$10.62	$7.38	0.0
1/1/2009 to 12/31/2009	$7.38	$10.61	12,231.4
1/1/2010 to 12/31/2010	$10.61	$11.40	12,025.3
1/1/2011 to 12/31/2011	$11.40	$11.45	11,657.9
1/1/2012 to 12/31/2012	$11.45	$12.17	11,676.7
1/1/2013 to 12/31/2013	$12.17	$12.506635	12,444.550
1/1/2014 to 12/31/2014	$12.506635	$12.341311	8,453.205
1/1/2015 to 12/31/2015	$12.341311	$11.901096	7,784.437

Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$10.16	$6.94	13,114.6
1/1/2009 to 12/31/2009	$6.94	$7.99	64,492.5
1/1/2010 to 12/31/2010	$7.99	$8.64	98,158.3
1/1/2011 to 12/31/2011	$8.64	$8.12	91,644.1
1/1/2012 to 12/31/2012	$8.12	$9.24	55,901.9
1/1/2013 to 12/31/2013	$9.24	$11.748195	42,634.272
1/1/2014 to 12/31/2014	$11.748195	$12.816081	5,555.301
1/1/2015 to 12/31/2015	$12.816081	$12.463909	5,392.181

Federated Equity Income Fund, Inc.
04/19/2013 to 12/31/2013	$10.00	$11.902498	0.000
1/1/2014 to 12/31/2014	$11.902498	$12.631054	0.000
1/1/2015 to 12/31/2015	$12.631054	$11.743848	0.000

Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$14.69	$9.49	2,969.3
1/1/2009 to 12/31/2009	$9.49	$12.10	7,534.5
1/1/2010 to 12/31/2010	$12.10	$14.11	2,157.6
1/1/2011 to 12/31/2011	$14.11	$11.98	2,150.9
1/1/2012 to 12/31/2012	$11.98	$13.82	1,465.8
1/1/2013 to 12/31/2013	$13.82	$19.065910	1,183.355
1/1/2014 to 12/31/2014	$19.065910	$20.460016	1,103.511
1/1/2015 to 12/31/2015	$20.460016	$21.316501	1,010.110

Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$13.27	$7.58	0.0
1/1/2009 to 12/31/2009	$7.58	$9.53	0.0
1/1/2010 to 12/31/2010	$9.53	$11.58	0.0
1/1/2011 to 12/31/2011	$11.58	$11.38	0.0
1/1/2012 to 12/31/2012	$11.38	$12.78	0.0
1/1/2013 to 12/31/2013	$12.78	$17.043679	0.000
1/1/2014 to 12/31/2014	$17.043679	$18.582917	0.000
1/1/2015 to 12/31/2015	$18.582917	$19.500984	0.000

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.34	$10.38	77,236.1
1/1/2010 to 12/31/2010	$10.38	$10.80	31,214.8
1/1/2011 to 12/31/2011	$10.80	$9.86	16,839.0
1/1/2012 to 12/31/2012	$9.86	$12.00	14,808.1
1/1/2013 to 12/31/2013	$12.00	$15.551009	14,620.527
1/1/2014 to 12/31/2014	$15.551009	$16.591331	11,026.210
1/1/2015 to 12/31/2015	$16.591331	$18.244356	9,460.186

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.92	$12.70	8,568.1
1/1/2010 to 12/31/2010	$12.70	$15.68	3,539.4
1/1/2011 to 12/31/2011	$15.68	$15.12	3,757.2
1/1/2012 to 12/31/2012	$15.12	$17.44	3,522.5
1/1/2013 to 12/31/2013	$17.44	$22.360440	3,067.221
1/1/2014 to 12/31/2014	$22.360440	$24.542193	2,601.062
1/1/2015 to 12/31/2015	$24.542193	$24.875116	11,341.166

JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$10.06	$9.85	0.0
1/1/2009 to 12/31/2009	$9.85	$9.65	706.6
1/1/2010 to 12/31/2010	$9.65	$9.06	823.3
1/1/2011 to 12/31/2011	$9.06	$8.87	300.5
1/1/2012 to 12/31/2012	$8.87	$8.72	341.9
1/1/2013 to 12/31/2013	$8.72	$8.921050	975.447
1/1/2014 to 12/31/2014	$8.921050	$8.894324	972.949
1/1/2015 to 12/31/2015	$8.894324	$8.848588	380.890

JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$9.45	$6.09	2,434.4
1/1/2009 to 12/31/2009	$6.09	$8.31	2,526.3
1/1/2010 to 12/31/2010	$8.31	$10.93	2,103.8
1/1/2011 to 12/31/2011	$10.93	$10.37	4,147.0
1/1/2012 to 12/31/2012	$10.37	$11.44	4,024.6
1/1/2013 to 12/31/2013	$11.44	$16.631637	3,765.549
1/1/2014 to 12/31/2014	$16.631637	$16.315727	3,927.658
1/1/2015 to 12/31/2015	$16.315727	$15.695660	3,431.725

Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$11.46	$8.16	8,643.9
1/1/2009 to 12/31/2009	$8.16	$9.58	0.0
1/1/2010 to 12/31/2010	$9.58	$10.77	0.0
1/1/2011 to 12/31/2011	$10.77	$9.76	0.0
1/1/2012 to 12/31/2012	$9.76	$11.12	0.0
1/1/2013 to 12/31/2013	$11.12	$14.449351	0.000
1/1/2014 to 12/31/2014	$14.449351	$15.920141	0.000
1/1/2015 to 12/31/2015	$15.920141	$14.993969	0.000

Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$11.48	$9.09	0.0
1/1/2009 to 12/31/2009	$9.09	$12.11	11,306.6
1/1/2010 to 12/31/2010	$12.11	$13.45	10,708.6
1/1/2011 to 12/31/2011	$13.45	$13.74	9,863.1
1/1/2012 to 12/31/2012	$13.74	$15.30	9,091.3
1/1/2013 to 12/31/2013	$15.30	$16.212878	11,612.192
1/1/2014 to 12/31/2014	$16.212878	$16.658525	11,120.177
1/1/2015 to 12/31/2015	$16.658525	$16.092051	10,241.634

Lord Abbett Mid Cap Stock Fund, Inc.
6/23/2008 to 12/31/2008	$11.62	$7.79	0.0
1/1/2009 to 12/31/2009	$7.79	$9.70	3,567.8
1/1/2010 to 12/31/2010	$9.70	$11.98	3,630.6
1/1/2011 to 12/31/2011	$11.98	$11.31	10,281.2
1/1/2012 to 12/31/2012	$11.31	$12.73	9,591.6
1/1/2013 to 12/31/2013	$12.73	$16.313332	8,341.071
1/1/2014 to 12/31/2014	$16.313332	$17.899054	7,257.703
1/1/2015 to 12/31/2015	$17.899054	$16.972009	6,788.914

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Ready Assets Government Liquidity Fund
6/23/2008 to 12/31/2008	$10.73	$10.76	5,536.9
1/1/2009 to 12/31/2009	$10.76	$10.60	7,895.6
1/1/2010 to 12/31/2010	$10.60	$10.42	8,392.4
1/1/2011 to 12/31/2011	$10.42	$10.25	3,124.0
1/1/2012 to 12/31/2012	$10.25	$10.08	2,216.0
1/1/2013 to 12/31/2013	$10.08	$9.907131	2,398.015
1/1/2014 to 12/31/2014	$9.907131	$9.740769	2,382.467
1/1/2015 to 12/31/2015	$9.740769	$9.576855	2,236.802

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.85	0.0
1/1/2010 to 12/31/2010	$7.85	$8.92	0.0
1/1/2011 to 12/31/2011	$8.92	$8.51	0.0
1/1/2012 to 12/31/2012	$8.51	$9.21	0.0
1/1/2013 to 12/31/2013	$9.21	$11.812512	0.000
1/1/2014 to 12/31/2014	$11.812512	$12.832143	0.000
1/1/2015 to 12/31/2015	$12.832143	$13.047740	0.000

Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$12.35	$6.99	0.0
1/1/2009 to 12/31/2009	$6.99	$9.86	0.0
1/1/2010 to 12/31/2010	$9.86	$10.58	0.0
1/1/2011 to 12/31/2011	$10.58	$10.24	0.0
1/1/2012 to 12/31/2012	$10.24	$11.45	0.0
1/1/2013 to 12/31/2013	$11.45	$14.547765	0.000
1/1/2014 to 12/31/2014	$14.547765	$16.457422	0.000
1/1/2015 to 12/31/2015	$16.457422	$16.700303	0.000

Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$11.99	$7.85	0.0
1/1/2009 to 12/31/2009	$7.85	$9.94	0.0
1/1/2010 to 12/31/2010	$9.94	$11.31	0.0
1/1/2011 to 12/31/2011	$11.31	$11.10	0.0
1/1/2012 to 12/31/2012	$11.10	$12.72	0.0
1/1/2013 to 12/31/2013	$12.72	$16.447693	0.000
1/1/2014 to 12/31/2014	$16.447693	$17.861963	0.000
1/1/2015 to 12/31/2015	$17.861963	$18.107683	0.000

Oppenheimer Main Street Mid Cap Fund®
6/23/2008 to 12/31/2008	$12.63	$8.17	0.0
1/1/2009 to 12/31/2009	$8.17	$10.99	550.4
1/1/2010 to 12/31/2010	$10.99	$13.31	560.3
1/1/2011 to 12/31/2011	$13.31	$12.74	913.9
1/1/2012 to 12/31/2012	$12.74	$14.63	470.9
1/1/2013 to 12/31/2013	$14.63	$19.186131	407.065
1/1/2014 to 12/31/2014	$19.186131	$21.177809	0.000
1/1/2015 to 12/31/2015	$21.177809	$19.317473	0.000

PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$16.58	$7.27	7,416.2
1/1/2009 to 12/31/2009	$7.27	$9.97	22,063.3
1/1/2010 to 12/31/2010	$9.97	$12.11	19.977.2
1/1/2011 to 12/31/2011	$12.11	$10.94	18,617.0
1/1/2012 to 12/31/2012	$10.94	$11.27	17,883.0
1/1/2013 to 12/31/2013	$11.27	$9.418114	16,541.253
1/1/2014 to 12/31/2014	$9.418114	$7.541969	17,355.654
1/1/2015 to 12/31/2015	$7.541969	$5.480989	21,711.699

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$10.47	$10.14	0.0
1/1/2009 to 12/31/2009	$10.14	$11.26	2,040.4
1/1/2010 to 12/31/2010	$11.26	$11.57	28,896.0
1/1/2011 to 12/31/2011	$11.57	$11.53	28,700.9
1/1/2012 to 12/31/2012	$11.53	$12.00	44,581.9
1/1/2013 to 12/31/2013	$12.00	$11.766675	65,382.469
1/1/2014 to 12/31/2014	$11.766675	$11.618658	65,916.816
1/1/2015 to 12/31/2015	$11.618658	$11.459942	59,039.107

PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$11.22	$10.10	21,040.8
1/1/2009 to 12/31/2009	$10.10	$11.76	42,188.8
1/1/2010 to 12/31/2010	$11.76	$12.41	48,116.7
1/1/2011 to 12/31/2011	$12.41	$13.56	43,039.8
1/1/2012 to 12/31/2012	$13.56	$14.51	48,927.2
1/1/2013 to 12/31/2013	$14.51	$12.924893	50,053.641
1/1/2014 to 12/31/2014	$12.924893	$13.088719	41,198.926
1/1/2015 to 12/31/2015	$13.088719	$12.463897	38,662.372

PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$11.05	$11.31	82,550.0
1/1/2009 to 12/31/2009	$11.31	$12.61	223,501.0
1/1/2010 to 12/31/2010	$12.61	$13.44	189,497.9
1/1/2011 to 12/31/2011	$13.44	$13.71	180,523.6
1/1/2012 to 12/31/2012	$13.71	$14.82	185,213.1
1/1/2013 to 12/31/2013	$14.82	$14.230578	169,387.358
1/1/2014 to 12/31/2014	$14.230578	$14.589924	165,042.182
1/1/2015 to 12/31/2015	$14.589924	$14.392630	119,628.499

Pioneer Fund
6/23/2008 to 12/31/2008	$12.39	$8.68	2,356.9
1/1/2009 to 12/31/2009	$8.68	$10.60	2,403.3
1/1/2010 to 12/31/2010	$10.60	$12.07	2,280.6
1/1/2011 to 12/31/2011	$12.07	$11.32	2,274.3
1/1/2012 to 12/31/2012	$11.32	$12.23	2,229.4
1/1/2013 to 12/31/2013	$12.23	$16.001165	2,024.735
1/1/2014 to 12/31/2014	$16.001165	$17.441609	0.000
1/1/2015 to 12/31/2015	$17.441609	$17.074124	0.000

Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$11.69	$7.34	0.0
1/1/2009 to 12/31/2009	$7.34	$11.70	8,949.9
1/1/2010 to 12/31/2010	$11.70	$13.53	1,400.3
1/1/2011 to 12/31/2011	$13.53	$13.08	7,791.9
1/1/2012 to 12/31/2012	$13.08	$14.79	7,487.8
1/1/2013 to 12/31/2013	$14.79	$16.327610	8,337.332
1/1/2014 to 12/31/2014	$16.327610	$16.024008	8,336.739
1/1/2015 to 12/31/2015	$16.024008	$14.983771	8,621.902

Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$14.63	$6.69	0.0
1/1/2009 to 12/31/2009	$6.69	$11.41	12,472.2
1/1/2010 to 12/31/2010	$11.41	$13.03	4,458.1
1/1/2011 to 12/31/2011	$13.03	$9.71	8,152.4
1/1/2012 to 12/31/2012	$9.71	$10.63	8,474.7
1/1/2013 to 12/31/2013	$10.63	$10.220342	9,381.180
1/1/2014 to 12/31/2014	$10.220342	$8.702313	10,036.937
1/1/2015 to 12/31/2015	$8.702313	$7.143199	11,588.849

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$10.26	$6.31	3,627.1
1/1/2009 to 12/31/2009	$6.31	$8.08	8,729.9
1/1/2010 to 12/31/2010	$8.08	$10.19	755.3
1/1/2011 to 12/31/2011	$10.19	$10.91	1,290.0
1/1/2012 to 12/31/2012	$10.91	$12.41	669.6
1/1/2013 to 12/31/2013	$12.41	$12.339663	1,164.186
1/1/2014 to 12/31/2014	$12.339663	$15.726084	2,781.699
1/1/2015 to 12/31/2015	$15.726084	$16.120389	1,955.998

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.31	0.0
1/1/2010 to 12/31/2010	$11.31	$13.30	0.0
1/1/2011 to 12/31/2011	$13.30	$12.75	0.0
1/1/2012 to 12/31/2012	$12.75	$13.37	0.0
1/1/2013 to 12/31/2013	$13.37	$18.972945	0.000
1/1/2014 to 12/31/2014	$18.972945	$20.339358	0.000
1/1/2015 to 12/31/2015	$20.339358	$20.271469	0.000

Templeton Foreign Fund
6/23/2008 to 12/31/2008	$14.33	$8.90	3,272.9
1/1/2009 to 12/31/2009	$8.90	$13.10	10,304.8
1/1/2010 to 12/31/2010	$13.10	$13.98	77,334.5
1/1/2011 to 12/31/2011	$13.98	$12.00	77,172.3
1/1/2012 to 12/31/2012	$12.00	$13.98	50,363.7
1/1/2013 to 12/31/2013	$13.98	$17.483023	47,637.599
1/1/2014 to 12/31/2014	$17.483023	$15.331663	47,528.768
1/1/2015 to 12/31/2015	$15.331663	$14.004436	56,855.340

Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$12.13	$7.95	0.0
1/1/2009 to 12/31/2009	$7.95	$10.22	0.0
1/1/2010 to 12/31/2010	$10.22	$10.81	0.0
1/1/2011 to 12/31/2011	$10.81	$9.95	0.0
1/1/2012 to 12/31/2012	$9.95	$11.89	0.0
1/1/2013 to 12/31/2013	$11.89	$15.212309	0.000
1/1/2014 to 12/31/2014	$15.212309	$14.669450	0.000
1/1/2015 to 12/31/2015	$14.669450	$13.490555	0.000

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.01	64,519.9
1/1/2013 to 12/31/2013	$10.01	$12.982227	38,591.583
1/1/2014 to 12/31/2014	$12.982227	$14.108754	35,044.866
1/1/2015 to 12/31/2015	$14.108754	$14.750890	31,009.977

TA Dividend Focused
02/05/2014 to 12/31/2014	$10.007888	$11.359696	48,172.773
1/1/2015 to 12/31/2015	$11.359696	$10.838868	27,755.900

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	6,949.9
1/1/2010 to 12/31/2010	$1.02	$1.12	6,610.7
1/1/2011 to 12/31/2011	$1.12	$1.15	11,917.0
1/1/2012 to 12/31/2012	$1.15	$1.26	12,031.1
1/1/2013 to 12/31/2013	$1.26	$1.288278	13,306.344
1/1/2014 to 12/31/2014	$1.288278	$1.313893	13,526.999
1/1/2015 to 12/31/2015	$1.313893	$1.282371	13,307.573

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

TA Multi-Cap Growth
6/23/2008 to 12/31/2008	$10.39	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.93	0.0
1/1/2010 to 12/31/2010	$8.93	$11.83	26,460.0
1/1/2011 to 12/31/2011	$11.83	$10.51	26,913.4
1/1/2012 to 12/31/2012	$10.51	$11.22	22,514.0
1/1/2013 to 12/31/2013	$11.22	$15.232499	19,063.511
1/1/2014 to 12/31/2014	$15.232499	$14.844136	18,619.546
1/1/2015 to 12/31/2015	$14.844136	$13.747497	8,896.396

TA Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.92	$6.31	852.1
1/1/2009 to 12/31/2009	$6.31	$8.84	738.3
1/1/2010 to 12/31/2010	$8.84	$11.25	8,511.7
1/1/2011 to 12/31/2011	$11.25	$10.70	8,695.4
1/1/2012 to 12/31/2012	$10.70	$12.17	5,654.6
1/1/2013 to 12/31/2013	$12.17	$16.265883	30,776.546
1/1/2014 to 12/31/2014	$16.265883	$16.719080	29,537.059
1/1/2015 to 12/31/2015	$16.719080	$15.912300	25,911.271

Invesco Comstock Fund
6/23/2008 to 12/31/2008	$10.48	$7.74	1,344.8
1/1/2009 to 12/31/2009	$7.74	$9.85	2,737.0
1/1/2010 to 12/31/2010	$9.85	$11.20	69,105.9
1/1/2011 to 12/31/2011	$11.20	$10.80	78,667.7
1/1/2012 to 12/31/2012	$10.80	$12.62	46,493.2
1/1/2013 to 12/31/2013	$12.62	$16.780440	44,545.752
1/1/2014 to 12/31/2014	$16.780440	$18.002463	32,417.810
1/1/2015 to 12/31/2015	$18.002463	$16.648502	23,084.627

Class XC

(if you purchased your contract prior to June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	117,087.8
1/1/2012 to 12/31/2012	$0.91	$1.06	96,148.3
1/1/2013 to 12/31/2013	$1.06	$1.379012	135,846.569
1/1/2014 to 12/31/2014	$1.379012	$1.446128	129,167.032
1/1/2015 to 12/31/2015	$1.446128	$1.274125	127,063.662

Invesco Mid Cap Core Equity Fund
3/4/2005 to 12/31/2005	$11.07	$11.39	18,014.6128
1/1/2006 to 12/31/2006	$11.39	$12.45	24,551.4474
1/1/2007 to 12/31/2007	$12.45	$13.45	56,038.5
1/1/2008 to 12/31/2008	$13.45	$9.60	69,460.9
1/1/2009 to 12/31/2009	$9.60	$12.29	331,790.3
1/1/2010 to 12/31/2010	$12.29	$13.60	90,103.7
1/1/2011 to 12/31/2011	$13.60	$12.55	76,110.2
1/1/2012 to 12/31/2012	$12.55	$13.62	76,953.1
1/1/2013 to 12/31/2013	$13.62	$17.312861	79,960.380
1/1/2014 to 12/31/2014	$17.312861	$17.797115	74,705.704
1/1/2015 to 12/31/2015	$17.797115	$16.747153	69,910.522

AB International Value Fund
5/1/2007 to 12/31/2007	$10.53	$10.40	165,025.2
1/1/2008 to 12/31/2008	$10.40	$4.75	218,732.4
1/1/2009 to 12/31/2009	$4.75	$6.27	189,211.7
1/1/2010 to 12/31/2010	$6.27	$6.38	138,533.4
1/1/2011 to 12/31/2011	$6.38	$5.01	106,013.7
1/1/2012 to 12/31/2012	$5.01	$5.62	100,740.7
1/1/2013 to 12/31/2013	$5.62	$6.753494	92,028.639
1/1/2014 to 12/31/2014	$6.753494	$6.207415	98,249.563
1/1/2015 to 12/31/2015	$6.207415	$6.259889	90,247.017

AB Discovery Value Fund
3/4/2005 to 12/31/2005	$11.36	$11.79	312,864.1984
1/1/2006 to 12/31/2006	$11.79	$13.18	628,236.7453
1/1/2007 to 12/31/2007	$13.18	$13.26	240,243.8
1/1/2008 to 12/31/2008	$13.26	$8.54	250,710.1
1/1/2009 to 12/31/2009	$8.54	$11.91	60,645.8
1/1/2010 to 12/31/2010	$11.91	$14.82	67,283.4
1/1/2011 to 12/31/2011	$14.82	$13.35	159,840.2
1/1/2012 to 12/31/2012	$13.35	$15.51	147,759.5
1/1/2013 to 12/31/2013	$15.51	$20.929384	110,023.624
1/1/2014 to 12/31/2014	$20.929384	$22.360323	107,059.715
1/1/2015 to 12/31/2015	$22.360323	$20.698346	103,130.741

AB Value Fund
3/4/2005 to 12/31/2005	$11.13	$11.27	2,293.0999
1/1/2006 to 12/31/2006	$11.27	$13.44	17,112.8156
1/1/2007 to 12/31/2007	$13.44	$12.63	24,954.7
1/1/2008 to 12/31/2008	$12.63	$7.22	19,466.1
1/1/2009 to 12/31/2009	$7.22	$8.46	18,110.0
1/1/2010 to 12/31/2010	$8.46	$9.27	14,067.0
1/1/2011 to 12/31/2011	$9.27	$8.75	5,328.1
1/1/2012 to 12/31/2012	$8.75	$9.89	4,679.4
1/1/2013 to 12/31/2013	$9.89	$13.199613	6,165.903
1/1/2014 to 12/31/2014	$13.199613	$14.485389	9,673.126
1/1/2015 to 12/31/2015	$14.485389	$13.157595	9,145.962

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

AllianzGI NFJ Dividend Value Fund
5/1/2007 to 12/31/2007	$10.51	$10.24	114,474.8
1/1/2008 to 12/31/2008	$10.24	$6.42	126,655.7
1/1/2009 to 12/31/2009	$6.42	$7.13	155,380.2
1/1/2010 to 12/31/2010	$7.13	$7.94	110,133.7
1/1/2011 to 12/31/2011	$7.94	$8.05	60,680.1
1/1/2012 to 12/31/2012	$8.05	$9.02	66,049.5
1/1/2013 to 12/31/2013	$9.02	$11.413455	99,780.431
1/1/2014 to 12/31/2014	$11.413455	$12.309575	88,979.057
1/1/2015 to 12/31/2015	$12.309575	$11.063437	64,224.018

AllianzGI NFJ Small-Cap Value Fund
3/4/2005 to 12/31/2005	$11.64	$12.12	39,479.8557
1/1/2006 to 12/31/2006	$12.12	$14.13	75,635.1697
1/1/2007 to 12/31/2007	$14.13	$14.75	111,635.9
1/1/2008 to 12/31/2008	$14.75	$10.67	101,840.8
1/1/2009 to 12/31/2009	$10.67	$13.01	98,945.3
1/1/2010 to 12/31/2010	$13.01	$15.98	89,991.7
1/1/2011 to 12/31/2011	$15.98	$16.05	56,953.1
1/1/2012 to 12/31/2012	$16.05	$17.42	49,384.8
1/1/2013 to 12/31/2013	$17.42	$22.544545	42,407.972
1/1/2014 to 12/31/2014	$22.544545	$22.529324	40,214.573
1/1/2015 to 12/31/2015	$22.529324	$20.320753	34,361.132

AllianzGI NFJ Mid-Cap Value Fund
3/4/2005 to 12/31/2005	$10.97	$10.71	4,795.329
1/1/2006 to 12/31/2006	$10.71	$11.80	5,126.1463
1/1/2007 to 12/31/2007	$11.80	$12.25	6,209.4
1/1/2008 to 12/31/2008	$12.25	$7.22	1,350.2
1/1/2009 to 12/31/2009	$7.22	$9.49	1,144.3
1/1/2010 to 12/31/2010	$9.49	$11.25	967.9
1/1/2011 to 12/31/2011	$11.25	$10.93	819.5
1/1/2012 to 12/31/2012	$10.93	$12.40	676.9
1/1/2013 to 12/31/2013	$12.40	$16.091815	560.328
1/1/2014 to 12/31/2014	$16.091815	$17.161524	554.180
1/1/2015 to 12/31/2015	$17.161524	$16.299315	547.666

American Century Equity Income Fund
3/4/2005 to 12/31/2005	$10.82	$10.69	38,679.416
1/1/2006 to 12/31/2006	$10.69	$12.55	47,501.0704
1/1/2007 to 12/31/2007	$12.55	$12.52	7,790.5
1/1/2008 to 12/31/2008	$12.52	$9.82	7,574.1
1/1/2009 to 12/31/2009	$9.82	$10.81	6,766.5
1/1/2010 to 12/31/2010	$10.81	$12.02	4,168.0
1/1/2011 to 12/31/2011	$12.02	$12.22	4,029.5
1/1/2012 to 12/31/2012	$12.22	$13.37	3,884.0
1/1/2013 to 12/31/2013	$13.37	$15.687757	3,753.746
1/1/2014 to 12/31/2014	$15.687757	$17.292018	3,606.510
1/1/2015 to 12/31/2015	$17.292018	$17.068168	1,278.149

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Century Ultra® Fund
3/4/2005 to 12/31/2005	$10.76	$10.97	0.0
1/1/2006 to 12/31/2006	$10.97	$10.41	7,550.6092
1/1/2007 to 12/31/2007	$10.41	$12.45	3,304.7
1/1/2008 to 12/31/2008	$12.45	$7.11	3,273.8
1/1/2009 to 12/31/2009	$7.11	$9.44	3,235.3
1/1/2010 to 12/31/2010	$9.44	$10.81	301.1
1/1/2011 to 12/31/2011	$10.81	$10.73	296.1
1/1/2012 to 12/31/2012	$10.73	$12.02	291.0
1/1/2013 to 12/31/2013	$12.02	$16.151569	286.409
1/1/2014 to 12/31/2014	$16.151569	$17.415376	282.247
1/1/2015 to 12/31/2015	$17.415376	$18.139507	278.319

American Funds® – Bond Fund of AmericaSM
3/4/2005 to 12/31/2005	$10.18	$10.21	405,480.0812
1/1/2006 to 12/31/2006	$10.21	$10.64	1,531,143.311
1/1/2007 to 12/31/2007	$10.64	$10.82	2,103,852.4
1/1/2008 to 12/31/2008	$10.82	$9.34	1,820,222.9
1/1/2009 to 12/31/2009	$9.34	$10.56	1,624,784.0
1/1/2010 to 12/31/2010	$10.56	$11.14	722,672.1
1/1/2011 to 12/31/2011	$11.14	$11.67	270,677.1
1/1/2012 to 12/31/2012	$11.67	$12.16	218,539.7
1/1/2013 to 12/31/2013	$12.16	$11.714371	170,168.555
1/1/2014 to 12/31/2014	$11.714371	$12.159944	141,854.886
1/1/2015 to 12/31/2015	$12.159944	$11.985494	128,653.096

American Funds® – EuroPacific Growth Fund®
3/4/2005 to 12/31/2005	$11.76	$13.48	385,738.6043
1/1/2006 to 12/31/2006	$13.48	$16.15	1,055,180.045
1/1/2007 to 12/31/2007	$16.15	$18.89	1,738,578.1
1/1/2008 to 12/31/2008	$18.89	$11.05	1,979,837.4
1/1/2009 to 12/31/2009	$11.05	$15.12	2,158,359.2
1/1/2010 to 12/31/2010	$15.12	$16.27	532,067.7
1/1/2011 to 12/31/2011	$16.27	$13.83	207,176.7
1/1/2012 to 12/31/2012	$13.83	$16.21	145,982.4
1/1/2013 to 12/31/2013	$16.21	$19.156261	133,979.213
1/1/2014 to 12/31/2014	$19.156261	$18.340163	144,161.723
1/1/2015 to 12/31/2015	$18.340163	$17.886268	93,088.682

American Funds® – Growth Fund of America®
3/4/2005 to 12/31/2005	$11.00	$12.27	887,691.5054
1/1/2006 to 12/31/2006	$12.27	$13.39	2,079,587.755
1/1/2007 to 12/31/2007	$13.39	$14.61	1,990,020.1
1/1/2008 to 12/31/2008	$14.61	$8.76	2,719,634.5
1/1/2009 to 12/31/2009	$8.76	$11.59	1,484,736.5
1/1/2010 to 12/31/2010	$11.59	$12.81	1,243,021.9
1/1/2011 to 12/31/2011	$12.81	$11.99	468,523.7
1/1/2012 to 12/31/2012	$11.99	$14.21	403,301.6
1/1/2013 to 12/31/2013	$14.21	$18.703882	372,453.955
1/1/2014 to 12/31/2014	$18.703882	$20.096850	304,081.157
1/1/2015 to 12/31/2015	$20.096850	$20.822685	240,201.975

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Income Fund of America®
3/4/2005 to 12/31/2005	$10.88	$10.90	206,290.3388
1/1/2006 to 12/31/2006	$10.90	$12.89	344,108.884
1/1/2007 to 12/31/2007	$12.89	$13.16	712,388.3
1/1/2008 to 12/31/2008	$13.16	$9.19	667,530.9
1/1/2009 to 12/31/2009	$9.19	$11.25	583,645.3
1/1/2010 to 12/31/2010	$11.25	$12.39	441,477.2
1/1/2011 to 12/31/2011	$12.39	$12.86	184,545.1
1/1/2012 to 12/31/2012	$12.86	$14.16	151,884.4
1/1/2013 to 12/31/2013	$14.16	$16.449287	145,098.390
1/1/2014 to 12/31/2014	$16.449287	$17.525947	126,852.539
1/1/2015 to 12/31/2015	$17.525947	$16.970390	104,307.127

American Funds® – Investment Company of America®
3/4/2005 to 12/31/2005	$10.90	$11.26	228,807.3436
1/1/2006 to 12/31/2006	$11.26	$12.84	419,442.8089
1/1/2007 to 12/31/2007	$12.84	$13.37	757,459.0
1/1/2008 to 12/31/2008	$13.37	$8.58	851,250.5
1/1/2009 to 12/31/2009	$8.58	$10.73	734,570.6
1/1/2010 to 12/31/2010	$10.73	$11.70	643,562.4
1/1/2011 to 12/31/2011	$11.70	$11.30	251,863.3
1/1/2012 to 12/31/2012	$11.30	$12.84	214,731.3
1/1/2013 to 12/31/2013	$12.84	$16.718583	197,569.957
1/1/2014 to 12/31/2014	$16.718583	$18.421410	148,549.084
1/1/2015 to 12/31/2015	$18.421410	$17.843060	114,090.268

BlackRock Basic Value Fund, Inc.
3/4/2005 to 12/31/2005	$10.96	$11.01	33,900.6947
1/1/2006 to 12/31/2006	$11.01	$13.25	70,343.0733
1/1/2007 to 12/31/2007	$13.25	$13.16	615,983.2
1/1/2008 to 12/31/2008	$13.16	$8.20	552,391.6
1/1/2009 to 12/31/2009	$8.20	$10.52	1,151,647.7
1/1/2010 to 12/31/2010	$10.52	$11.66	166,731.6
1/1/2011 to 12/31/2011	$11.66	$11.13	111,156.1
1/1/2012 to 12/31/2012	$11.13	$12.46	100,292.2
1/1/2013 to 12/31/2013	$12.46	$16.901642	99,639.977
1/1/2014 to 12/31/2014	$16.901642	$18.245073	105,699.998
1/1/2015 to 12/31/2015	$18.245073	$16.838445	564,786.779

BlackRock Total Return Portfolio
3/4/2005 to 12/31/2005	$10.07	$10.07	29,186.0595
1/1/2006 to 12/31/2006	$10.07	$10.29	78,519.0893
1/1/2007 to 12/31/2007	$10.29	$10.57	102,538.7
1/1/2008 to 12/31/2008	$10.57	$9.20	98,769.5
1/1/2009 to 12/31/2009	$9.20	$10.49	92,853.7
1/1/2010 to 12/31/2010	$10.49	$11.32	86,236.8
1/1/2011 to 12/31/2011	$11.32	$11.62	77,032.5
1/1/2012 to 12/31/2012	$11.62	$12.54	71,400.3
1/1/2013 to 12/31/2013	$12.54	$12.267960	58,583.783
1/1/2014 to 12/31/2014	$12.267960	$13.001119	54,957.095
1/1/2015 to 12/31/2015	$13.001119	$12.791499	747,576.606

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Capital Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$10.83	$11.58	21,974.2327
1/1/2006 to 12/31/2006	$11.58	$11.82	33,094.166
1/1/2007 to 12/31/2007	$11.82	$13.94	973,826.1
1/1/2008 to 12/31/2008	$13.94	$8.34	1,191,091.8
1/1/2009 to 12/31/2009	$8.34	$11.20	1,210,743.4
1/1/2010 to 12/31/2010	$11.20	$13.14	1,594,542.2
1/1/2011 to 12/31/2011	$13.14	$11.75	1,978,757.6
1/1/2012 to 12/31/2012	$11.75	$13.17	1,524,305.2
1/1/2013 to 12/31/2013	$13.17	$17.327680	758,634.674
1/1/2014 to 12/31/2014	$17.327680	$18.467332	648,183.941
1/1/2015 to 12/31/2015	$18.467332	$19.410753	520,184.959

BlackRock Global Allocation Fund, Inc.
3/4/2005 to 12/31/2005	$11.20	$11.83	266,237.149
1/1/2006 to 12/31/2006	$11.83	$13.50	516,318.3845
1/1/2007 to 12/31/2007	$13.50	$15.49	1,152,248.0
1/1/2008 to 12/31/2008	$15.49	$12.11	1,475,106.5
1/1/2009 to 12/31/2009	$12.11	$14.49	1,402,489.5
1/1/2010 to 12/31/2010	$14.49	$15.65	1,402,592.0
1/1/2011 to 12/31/2011	$15.65	$14.83	1,386,542.6
1/1/2012 to 12/31/2012	$14.83	$16.05	1,308,280.1
1/1/2013 to 12/31/2013	$16.05	$18.062673	1,214,240.641
1/1/2014 to 12/31/2014	$18.062673	$18.100025	1,134,884.782
1/1/2015 to 12/31/2015	$18.100025	$17.616738	954,233.308

BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	26,080.4
1/1/2012 to 12/31/2012	$10.18	$11.47	22,611.0
1/1/2013 to 12/31/2013	$11.47	$14.653442	19,368.925
1/1/2014 to 12/31/2014	$14.653442	$13.746059	23,030.232
1/1/2015 to 12/31/2015	$13.746059	$13.569398	22,531.974

BlackRock Global SmallCap Fund, Inc.
3/4/2005 to 12/31/2005	$11.65	$12.56	53,843.7051
1/1/2006 to 12/31/2006	$12.56	$14.60	81,463.4342
1/1/2007 to 12/31/2007	$14.60	$16.71	41,703.5
1/1/2008 to 12/31/2008	$16.71	$10.23	34,919.7
1/1/2009 to 12/31/2009	$10.23	$13.56	31,441.7
1/1/2010 to 12/31/2010	$13.56	$15.78	26,627.4
1/1/2011 to 12/31/2011	$15.78	$13.87	23,474.2
1/1/2012 to 12/31/2012	$13.87	$15.90	20,081.3
1/1/2013 to 12/31/2013	$15.90	$21.175838	17,012.464
1/1/2014 to 12/31/2014	$21.175838	$20.946035	15,016.851
1/1/2015 to 12/31/2015	$20.946035	$19.398107	10,262.108

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.28	87,813.7
1/1/2012 to 12/31/2012	$10.28	$10.36	76,634.9
1/1/2013 to 12/31/2013	$10.36	$9.931237	66,543.298
1/1/2014 to 12/31/2014	$9.931237	$10.290469	57,963.253
1/1/2015 to 12/31/2015	$10.290469	$10.147961	47,133.050

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	338,041.8
1/1/2012 to 12/31/2012	$10.17	$11.69	325,838.0
1/1/2013 to 12/31/2013	$11.69	$12.524359	639,043.617
1/1/2014 to 12/31/2014	$12.524359	$12.693658	552,873.708
1/1/2015 to 12/31/2015	$12.693658	$11.946786	500,863.758

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock International Index Fund
3/4/2005 to 12/31/2005	$11.83	$12.72	27,275.9116
1/1/2006 to 12/31/2006	$12.72	$15.73	93,059.336
1/1/2007 to 12/31/2007	$15.73	$17.03	31,064.5
1/1/2008 to 12/31/2008	$17.03	$9.65	23,313.9
1/1/2009 to 12/31/2009	$9.65	$12.15	22,305.0
1/1/2010 to 12/31/2010	$12.15	$12.79	20,293.7
1/1/2011 to 12/31/2011	$12.79	$10.96	14,781.3
1/1/2012 to 12/31/2012	$10.96	$12.76	13,955.4
1/1/2013 to 12/31/2013	$12.76	$15.214867	11,915.662
1/1/2014 to 12/31/2014	$15.214867	$14.001024	10,506.822
1/1/2015 to 12/31/2015	$14.001024	$13.614500	9,810.402

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.18	50,521.0
1/1/2012 to 12/31/2012	$9.18	$10.32	54,509.1
1/1/2013 to 12/31/2013	$10.32	$12.410151	47,428.105
1/1/2014 to 12/31/2014	$12.410151	$11.513466	50,534.870
1/1/2015 to 12/31/2015	$11.513466	$10.935147	44,260.157

BlackRock Large Cap Core Fund
3/4/2005 to 12/31/2005	$11.58	$12.41	34,557.445
1/1/2006 to 12/31/2006	$12.41	$13.77	80,073.2041
1/1/2007 to 12/31/2007	$13.77	$14.21	186,298.4
1/1/2008 to 12/31/2008	$14.21	$8.74	229,474.6
1/1/2009 to 12/31/2009	$8.74	$10.35	243,633.1
1/1/2010 to 12/31/2010	$10.35	$11.31	212,233.7
1/1/2011 to 12/31/2011	$11.31	$11.12	173,105.3
1/1/2012 to 12/31/2012	$11.12	$12.49	156,098.8
1/1/2013 to 12/31/2013	$12.49	$16.402176	126,963.627
1/1/2014 to 12/31/2014	$16.402176	$18.013237	119,236.200
1/1/2015 to 12/31/2015	$18.013237	$17.731051	110,009.015

BlackRock Large Cap Growth Fund
3/4/2005 to 12/31/2005	$11.19	$12.22	8,147.0333
1/1/2006 to 12/31/2006	$12.22	$12.80	20,418.2451
1/1/2007 to 12/31/2007	$12.80	$13.60	46,876.8
1/1/2008 to 12/31/2008	$13.60	$8.44	60,205.9
1/1/2009 to 12/31/2009	$8.44	$10.87	1,191,383.9
1/1/2010 to 12/31/2010	$10.87	$11.97	116,251.7
1/1/2011 to 12/31/2011	$11.97	$11.79	81,035.8
1/1/2012 to 12/31/2012	$11.79	$13.28	80,052.8
1/1/2013 to 12/31/2013	$13.28	$17.373853	65,363.505
1/1/2014 to 12/31/2014	$17.373853	$19.491931	52,527.597
1/1/2015 to 12/31/2015	$19.491931	$19.605348	50,871.031

BlackRock Large Cap Value Fund
3/4/2005 to 12/31/2005	$11.67	$12.48	276,572.8315
1/1/2006 to 12/31/2006	$12.48	$14.22	162,816.2456
1/1/2007 to 12/31/2007	$14.22	$14.65	161,210.6
1/1/2008 to 12/31/2008	$14.65	$9.27	153,787.6
1/1/2009 to 12/31/2009	$9.27	$10.40	150,839.7
1/1/2010 to 12/31/2010	$10.40	$11.30	137,864.7
1/1/2011 to 12/31/2011	$11.30	$10.78	119,676.6
1/1/2012 to 12/31/2012	$10.78	$11.93	105,903.9
1/1/2013 to 12/31/2013	$11.93	$15.576761	88,138.499
1/1/2014 to 12/31/2014	$15.576761	$17.097545	66,122.926
1/1/2015 to 12/31/2015	$17.097545	$16.470087	61,258.838

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

BlackRock Small Cap Index Fund
3/4/2005 to 12/31/2005	$11.19	$11.58	948.781
1/1/2006 to 12/31/2006	$11.58	$13.34	3,976.5637
1/1/2007 to 12/31/2007	$13.34	$12.84	1,815.7
1/1/2008 to 12/31/2008	$12.84	$8.31	1,797.0
1/1/2009 to 12/31/2009	$8.31	$10.33	1,774.0
1/1/2010 to 12/31/2010	$10.33	$12.85	1,754.2
1/1/2011 to 12/31/2011	$12.85	$12.04	1,735.4
1/1/2012 to 12/31/2012	$12.04	$13.73	1,669.8
1/1/2013 to 12/31/2013	$13.73	$18.732740	1,653.334
1/1/2014 to 12/31/2014	$18.732740	$19.263112	1,638.013
1/1/2015 to 12/31/2015	$19.263112	$18.064970	1,605.699

BlackRock S&P 500 Index Fund
4/19/2013 to 12/31/2013	$10.00	$11.889022	187,023.854
1/1/2014 to 12/31/2014	$11.889022	$13.244098	195,719.371
1/1/2015 to 12/31/2015	$13.244098	$13.160935	127,118.522

BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.91	7,057.7
1/1/2012 to 12/31/2012	$9.91	$10.22	6,638.7
1/1/2013 to 12/31/2013	$10.22	$10.154280	6,189.632
1/1/2014 to 12/31/2014	$10.154280	$10.106130	4,393.203
1/1/2015 to 12/31/2015	$10.106130	$9.988678	4,043.782

BlackRock Value Opportunities Fund, Inc.
3/4/2005 to 12/31/2005	$11.00	$11.90	17,246.4551
1/1/2006 to 12/31/2006	$11.90	$13.12	8,667.9808
1/1/2007 to 12/31/2007	$13.12	$12.73	24,221.7
1/1/2008 to 12/31/2008	$12.73	$7.36	20,231.1
1/1/2009 to 12/31/2009	$7.36	$9.24	13,952.3
1/1/2010 to 12/31/2010	$9.24	$11.65	11,437.8
1/1/2011 to 12/31/2011	$11.65	$11.14	18,016.3
1/1/2012 to 12/31/2012	$11.14	$12.41	16,000.4
1/1/2013 to 12/31/2013	$12.41	$17.382175	13,926.505
1/1/2014 to 12/31/2014	$17.382175	$17.909101	14,508.578
1/1/2015 to 12/31/2015	$17.909101	$16.394097	12,918.092

Cohen & Steers Real Estate Securities Fund
3/4/2005 to 12/31/2005	$10.87	$11.76	168,250.8222
1/1/2006 to 12/31/2006	$11.76	$15.03	351,320.1754
1/1/2007 to 12/31/2007	$15.03	$11.77	341,383.2
1/1/2008 to 12/31/2008	$11.77	$7.40	45,381.4
1/1/2009 to 12/31/2009	$7.40	$10.01	38,447.0
1/1/2010 to 12/31/2010	$10.01	$12.47	31,578.9
1/1/2011 to 12/31/2011	$12.47	$13.01	25,336.2
1/1/2012 to 12/31/2012	$13.01	$14.98	23,270.7
1/1/2013 to 12/31/2013	$14.98	$15.385483	19,411.562
1/1/2014 to 12/31/2014	$15.385483	$19.996388	17,107.996
1/1/2015 to 12/31/2015	$19.996388	$21.114745	13,578.390

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Columbia Acorn USA
3/4/2005 to 12/31/2005	$11.60	$12.60	154,457.7035
1/1/2006 to 12/31/2006	$12.60	$13.38	612,528.7381
1/1/2007 to 12/31/2007	$13.38	$13.58	149,121.2
1/1/2008 to 12/31/2008	$13.58	$8.10	344,052.9
1/1/2009 to 12/31/2009	$8.10	$11.24	291,496.5
1/1/2010 to 12/31/2010	$11.24	$13.57	277,878.8
1/1/2011 to 12/31/2011	$13.57	$12.66	273,105.4
1/1/2012 to 12/31/2012	$12.66	$14.78	238,408.1
1/1/2013 to 12/31/2013	$14.78	$19.234523	291,972.597
1/1/2014 to 12/31/2014	$19.234523	$19.553832	268,657.065
1/1/2015 to 12/31/2015	$19.553832	$18.926609	73,607.694

Columbia Acorn International Fund
5/1/2007 to 12/31/2007	$10.65	$11.27	26,412.6
1/1/2008 to 12/31/2008	$11.27	$5.98	42,874.3
1/1/2009 to 12/31/2009	$5.98	$8.84	46,181.8
1/1/2010 to 12/31/2010	$8.84	$10.63	742,254.8
1/1/2011 to 12/31/2011	$10.63	$8.96	890,772.6
1/1/2012 to 12/31/2012	$8.96	$10.68	819,215.1
1/1/2013 to 12/31/2013	$10.68	$12.813325	967,045.453
1/1/2014 to 12/31/2014	$12.813325	$12.026730	861,324.558
1/1/2015 to 12/31/2015	$12.026730	$11.641299	791,869.383

Columbia Large Cap Growth Fund V
5/1/2006 to 12/31/2006	$10.09	$10.30	46,001.3753
1/1/2007 to 12/31/2007	$10.30	$11.55	1,854,599.8
1/1/2008 to 12/31/2008	$11.55	$6.58	2,214,127.4
1/1/2009 to 12/31/2009	$6.58	$8.36	152,442.7
1/1/2010 to 12/31/2010	$8.36	$9.82	137,904.6
1/1/2011 to 12/31/2011	$9.82	$9.49	179,252.2
1/1/2012 to 12/31/2012	$9.49	$10.48	156,203.9
1/1/2013 to 12/31/2013	$10.48	$13.972071	154,033.713
1/1/2014 to 12/31/2014	$13.972071	$14.987218	138,209.948
1/1/2015 to 12/31/2015	$14.987218	$15.042478	121,837.943

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.64	4,012.7
1/1/2012 to 12/31/2012	$8.64	$9.41	4,096.9
1/1/2013 to 12/31/2013	$9.41	$12.117388	13,506.188
1/1/2014 to 12/31/2014	$12.117388	$12.750552	3,884.737
1/1/2015 to 12/31/2015	$12.750552	$13.170149	3,722.254

Davis New York Venture Fund, Inc.
3/4/2005 to 12/31/2005	$11.18	$11.80	142,946.1183
1/1/2006 to 12/31/2006	$11.80	$13.37	917,172.0345
1/1/2007 to 12/31/2007	$13.37	$13.80	553,353.4
1/1/2008 to 12/31/2008	$13.80	$8.14	587,024.6
1/1/2009 to 12/31/2009	$8.14	$10.57	1,556,499.0
1/1/2010 to 12/31/2010	$10.57	$11.66	517,347.4
1/1/2011 to 12/31/2011	$11.66	$10.93	373,530.1
1/1/2012 to 12/31/2012	$10.93	$12.11	347,426.7
1/1/2013 to 12/31/2013	$12.11	$16.033825	300,629.906
1/1/2014 to 12/31/2014	$16.033825	$16.804315	257,078.316
1/1/2015 to 12/31/2015	$16.804315	$17.020550	212,676.565

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.31	42,788.9
1/1/2011 to 12/31/2011	$11.31	$12.02	28,909.9
1/1/2012 to 12/31/2012	$12.02	$13.05	29,001.2
1/1/2013 to 12/31/2013	$13.05	$18.072514	24,231.391
1/1/2014 to 12/31/2014	$18.072514	$18.275691	19,997.836
1/1/2015 to 12/31/2015	$18.275691	$19.244764	16,751.743

Dreyfus Appreciation Fund, Inc.
3/4/2005 to 12/31/2005	$11.07	$10.94	46,547.1188
1/1/2006 to 12/31/2006	$10.94	$12.51	637,945.9506
1/1/2007 to 12/31/2007	$12.51	$13.11	805,068.9
1/1/2008 to 12/31/2008	$13.11	$8.72	989,896.5
1/1/2009 to 12/31/2009	$8.72	$10.38	31,120.8
1/1/2010 to 12/31/2010	$10.38	$11.77	748,757.7
1/1/2011 to 12/31/2011	$11.77	$12.47	890,389.1
1/1/2012 to 12/31/2012	$12.47	$13.51	689,718.2
1/1/2013 to 12/31/2013	$13.51	$16.139104	479,884.706
1/1/2014 to 12/31/2014	$16.139104	$17.187945	407,202.641
1/1/2015 to 12/31/2015	$17.187945	$16.481548	272,803.967

Eaton Vance Floating-Rate Fund
3/4/2005 to 12/31/2005	$10.13	$10.34	264,550.7209
1/1/2006 to 12/31/2006	$10.34	$10.81	740,476.2731
1/1/2007 to 12/31/2007	$10.81	$10.82	74,073.5
1/1/2008 to 12/31/2008	$10.82	$7.40	45,248.4
1/1/2009 to 12/31/2009	$7.40	$10.64	45,604.2
1/1/2010 to 12/31/2010	$10.64	$11.44	38,387.3
1/1/2011 to 12/31/2011	$11.44	$11.49	39,875.7
1/1/2012 to 12/31/2012	$11.49	$12.22	34,481.8
1/1/2013 to 12/31/2013	$12.22	$12.564360	44,523.559
1/1/2014 to 12/31/2014	$12.564360	$12.404478	50,211.912
1/1/2015 to 12/31/2015	$12.404478	$11.967990	42,016.963

Eaton Vance Large-Cap Value Fund
5/1/2007 to 12/31/2007	$10.58	$10.78	604,064.1
1/1/2008 to 12/31/2008	$10.78	$6.95	546,425.1
1/1/2009 to 12/31/2009	$6.95	$8.00	1,333,495.2
1/1/2010 to 12/31/2010	$8.00	$8.66	2,057,691.7
1/1/2011 to 12/31/2011	$8.66	$8.14	2,025,353.5
1/1/2012 to 12/31/2012	$8.14	$9.27	1,372,175.7
1/1/2013 to 12/31/2013	$9.27	$11.788217	1,156,640.062
1/1/2014 to 12/31/2014	$11.788217	$12.866168	85,887.335
1/1/2015 to 12/31/2015	$12.866168	$12.518881	84,456.882

Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.906670	13,464.603
1/1/2014 to 12/31/2014	$11.906670	$12.641800	19,064.126
1/1/2015 to 12/31/2015	$12.641800	$11.759711	13,867.663

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Federated Kaufmann Fund
3/4/2005 to 12/31/2005	$11.33	$12.44	64,192.6482
1/1/2006 to 12/31/2006	$12.44	$14.02	91,160.7212
1/1/2007 to 12/31/2007	$14.02	$16.74	37,664.9
1/1/2008 to 12/31/2008	$16.74	$9.51	273,568.2
1/1/2009 to 12/31/2009	$9.51	$12.13	252,516.5
1/1/2010 to 12/31/2010	$12.13	$14.15	100,004.2
1/1/2011 to 12/31/2011	$14.15	$12.02	70,041.0
1/1/2012 to 12/31/2012	$12.02	$13.88	60,746.7
1/1/2013 to 12/31/2013	$13.88	$19.153916	52,864.523
1/1/2014 to 12/31/2014	$19.153916	$20.564730	42,613.033
1/1/2015 to 12/31/2015	$20.564730	$21.436315	33,818.220

Fidelity® Advisor Equity Growth Fund
3/4/2005 to 12/31/2005	$10.66	$11.18	5,992.2707
1/1/2006 to 12/31/2006	$11.18	$11.72	7,696.5223
1/1/2007 to 12/31/2007	$11.72	$14.56	3,274.7
1/1/2008 to 12/31/2008	$14.56	$7.60	3,037.8
1/1/2009 to 12/31/2009	$7.60	$9.56	2,563.4
1/1/2010 to 12/31/2010	$9.56	$11.62	2,296.6
1/1/2011 to 12/31/2011	$11.62	$11.43	2,166.4
1/1/2012 to 12/31/2012	$11.43	$12.83	1,914.5
1/1/2013 to 12/31/2013	$12.83	$17.122343	1,806.165
1/1/2014 to 12/31/2014	$17.122343	$18.678019	1,711.214
1/1/2015 to 12/31/2015	$18.678019	$19.610576	1,616.628

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.35	$10.40	1,458,648.0
1/1/2010 to 12/31/2010	$10.40	$10.82	203,822.8
1/1/2011 to 12/31/2011	$10.82	$9.89	132,777.4
1/1/2012 to 12/31/2012	$9.89	$12.04	104,314.1
1/1/2013 to 12/31/2013	$12.04	$15.604011	93,846.841
1/1/2014 to 12/31/2014	$15.604011	$16.656212	81,549.913
1/1/2015 to 12/31/2015	$16.656212	$18.324868	63,614.907

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.92	$12.71	173,248.1
1/1/2010 to 12/31/2010	$12.71	$15.69	40,386.1
1/1/2011 to 12/31/2011	$15.69	$15.14	28,434.6
1/1/2012 to 12/31/2012	$15.14	$17.47	27,385.5
1/1/2013 to 12/31/2013	$17.47	$22.410359	24,561.895
1/1/2014 to 12/31/2014	$22.410359	$24.609293	24,467.443
1/1/2015 to 12/31/2015	$24.609293	$24.955605	285,369.633

JPMorgan Multi-Capital Market Neutral Fund
6/30/2006 to 12/31/2006	$10.33	$10.52	500,167.7611
1/1/2007 to 12/31/2007	$10.52	$10.06	35,933.8
1/1/2008 to 12/31/2008	$10.06	$9.86	22,911.6
1/1/2009 to 12/31/2009	$9.86	$9.67	24,291.4
1/1/2010 to 12/31/2010	$9.67	$9.08	21,894.9
1/1/2011 to 12/31/2011	$9.08	$8.89	23,547.8
1/1/2012 to 12/31/2012	$8.89	$8.75	24,521.2
1/1/2013 to 12/31/2013	$8.75	$8.955939	25,178.856
1/1/2014 to 12/31/2014	$8.955939	$8.933571	23,819.833
1/1/2015 to 12/31/2015	$8.933571	$8.892072	22,227.456

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

JPMorgan Small Cap Growth Fund
5/1/2007 to 12/31/2007	$10.19	$10.93	24,983.4
1/1/2008 to 12/31/2008	$10.93	$6.10	31,758.2
1/1/2009 to 12/31/2009	$6.10	$8.32	39,043.6
1/1/2010 to 12/31/2010	$8.32	$10.95	36,459.7
1/1/2011 to 12/31/2011	$10.95	$10.39	31,705.7
1/1/2012 to 12/31/2012	$10.39	$11.47	29,384.0
1/1/2013 to 12/31/2013	$11.47	$16.688312	34,161.256
1/1/2014 to 12/31/2014	$16.688312	$16.379520	32,645.396
1/1/2015 to 12/31/2015	$16.379520	$15.764910	27,780.310

Lord Abbett Affiliated Fund, Inc.
3/4/2005 to 12/31/2005	$11.14	$11.22	21,690.771
1/1/2006 to 12/31/2006	$11.22	$12.98	419,987.1373
1/1/2007 to 12/31/2007	$12.98	$13.23	528,325.4
1/1/2008 to 12/31/2008	$13.23	$8.18	491,944.8
1/1/2009 to 12/31/2009	$8.18	$9.61	54,537.3
1/1/2010 to 12/31/2010	$9.61	$10.80	61,042.2
1/1/2011 to 12/31/2011	$10.80	$9.80	58,114.5
1/1/2012 to 12/31/2012	$9.80	$11.17	51,071.3
1/1/2013 to 12/31/2013	$11.17	$14.516087	43,563.050
1/1/2014 to 12/31/2014	$14.516087	$16.001662	39,979.249
1/1/2015 to 12/31/2015	$16.001662	$15.078285	30,300.703

Lord Abbett Bond-Debenture Fund, Inc.
3/4/2005 to 12/31/2005	$10.44	$10.38	13,209.4608
1/1/2006 to 12/31/2006	$10.38	$11.21	99,444.1902
1/1/2007 to 12/31/2007	$11.21	$11.62	160,561.9
1/1/2008 to 12/31/2008	$11.62	$9.11	153,114.0
1/1/2009 to 12/31/2009	$9.11	$12.14	153,419.7
1/1/2010 to 12/31/2010	$12.14	$13.50	135,435.5
1/1/2011 to 12/31/2011	$13.50	$13.79	108,041.4
1/1/2012 to 12/31/2012	$13.79	$15.36	108,348.1
1/1/2013 to 12/31/2013	$15.36	$16.287742	115,531.228
1/1/2014 to 12/31/2014	$16.287742	$16.743809	110,524.246
1/1/2015 to 12/31/2015	$16.743809	$16.182523	85,430.566

Lord Abbett Mid Cap Stock Fund, Inc.
3/4/2005 to 12/31/2005	$11.45	$11.99	111,407.3262
1/1/2006 to 12/31/2006	$11.99	$13.25	219,562.1435
1/1/2007 to 12/31/2007	$13.25	$13.11	412,741.0
1/1/2008 to 12/31/2008	$13.11	$7.81	226,472.0
1/1/2009 to 12/31/2009	$7.81	$9.73	192,421.0
1/1/2010 to 12/31/2010	$9.73	$12.01	165,196.3
1/1/2011 to 12/31/2011	$12.01	$11.35	134,946.7
1/1/2012 to 12/31/2012	$11.35	$12.79	119,199.8
1/1/2013 to 12/31/2013	$12.79	$16.388642	106,316.383
1/1/2014 to 12/31/2014	$16.388642	$17.990679	92,306.962
1/1/2015 to 12/31/2015	$17.990679	$17.067408	75,391.918

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Ready Assets Government Liquidity Fund
3/4/2005 to 12/31/2005	$9.99	$10.09	145,788.1425
1/1/2006 to 12/31/2006	$10.09	$10.36	259,370.9533
1/1/2007 to 12/31/2007	$10.36	$10.68	675,127.1
1/1/2008 to 12/31/2008	$10.68	$10.78	339,927.3
1/1/2009 to 12/31/2009	$10.78	$10.63	299,817.9
1/1/2010 to 12/31/2010	$10.63	$10.46	222,533.1
1/1/2011 to 12/31/2011	$10.46	$10.29	159,607.8
1/1/2012 to 12/31/2012	$10.29	$10.12	151,376.3
1/1/2013 to 12/31/2013	$10.12	$9.952900	119,555.849
1/1/2014 to 12/31/2014	$9.952900	$9.790661	107,679.853
1/1/2015 to 12/31/2015	$9.790661	$9.630724	97,224.129

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.86	0.0
1/1/2010 to 12/31/2010	$7.86	$8.95	0.0
1/1/2011 to 12/31/2011	$8.95	$8.53	0.0
1/1/2012 to 12/31/2012	$8.53	$9.24	0.0
1/1/2013 to 12/31/2013	$9.24	$11.858674	0.000
1/1/2014 to 12/31/2014	$11.858674	$12.888735	0.000
1/1/2015 to 12/31/2015	$12.888735	$13.111841	0.000

Oppenheimer Capital Appreciation Fund
3/4/2005 to 12/31/2005	$10.73	$11.12	10,002.8957
1/1/2006 to 12/31/2006	$11.12	$11.76	18,904.9905
1/1/2007 to 12/31/2007	$11.76	$13.16	32,897.6
1/1/2008 to 12/31/2008	$13.16	$7.00	38,943.3
1/1/2009 to 12/31/2009	$7.00	$9.89	44,151.7
1/1/2010 to 12/31/2010	$9.89	$10.62	33,181.9
1/1/2011 to 12/31/2011	$10.62	$10.28	35,182.6
1/1/2012 to 12/31/2012	$10.28	$11.50	38,023.4
1/1/2013 to 12/31/2013	$11.50	$14.614937	34,506.339
1/1/2014 to 12/31/2014	$14.614937	$16.541684	35,835.686
1/1/2015 to 12/31/2015	$16.541684	$16.794211	24,618.198

Oppenheimer Main Street Fund®
3/4/2005 to 12/31/2005	$10.94	$11.27	6,445.8842
1/1/2006 to 12/31/2006	$11.27	$12.74	17,072.1689
1/1/2007 to 12/31/2007	$12.74	$13.06	36,224.0
1/1/2008 to 12/31/2008	$13.06	$7.87	41,918.6
1/1/2009 to 12/31/2009	$7.87	$9.96	34,385.2
1/1/2010 to 12/31/2010	$9.96	$11.35	31,629.6
1/1/2011 to 12/31/2011	$11.35	$11.14	28,170.9
1/1/2012 to 12/31/2012	$11.14	$12.77	31,438.2
1/1/2013 to 12/31/2013	$12.77	$16.523636	24,060.053
1/1/2014 to 12/31/2014	$16.523636	$17.953400	26,163.708
1/1/2015 to 12/31/2015	$17.953400	$18.209467	25,363.192

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Oppenheimer Main Street Mid Cap Fund®
3/4/2005 to 12/31/2005	$11.51	$12.34	68,588.2544
1/1/2006 to 12/31/2006	$12.34	$13.92	34,660.6042
1/1/2007 to 12/31/2007	$13.92	$13.48	57,163.5
1/1/2008 to 12/31/2008	$13.48	$8.18	51,400.5
1/1/2009 to 12/31/2009	$8.18	$11.02	39,871.9
1/1/2010 to 12/31/2010	$11.02	$13.35	28,652.5
1/1/2011 to 12/31/2011	$13.35	$12.79	25,678.3
1/1/2012 to 12/31/2012	$12.79	$14.69	29,682.4
1/1/2013 to 12/31/2013	$14.69	$19.274671	29,591.489
1/1/2014 to 12/31/2014	$19.274671	$21.286179	28,160.352
1/1/2015 to 12/31/2015	$21.286179	$19.426043	23,802.992

PIMCO CommodityRealReturn® Strategy Fund
3/4/2005 to 12/31/2005	$10.58	$11.44	217,778.3923
1/1/2006 to 12/31/2006	$11.44	$10.86	483,522.3452
1/1/2007 to 12/31/2007	$10.86	$13.16	650,795.3
1/1/2008 to 12/31/2008	$13.16	$7.28	529,436.5
1/1/2009 to 12/31/2009	$7.28	$9.99	397,119.6
1/1/2010 to 12/31/2010	$9.99	$12.14	348,697.3
1/1/2011 to 12/31/2011	$12.14	$10.98	351,126.2
1/1/2012 to 12/31/2012	$10.98	$11.32	359,036.0
1/1/2013 to 12/31/2013	$11.32	$9.461646	416,554.471
1/1/2014 to 12/31/2014	$9.461646	$7.580625	395,563.147
1/1/2015 to 12/31/2015	$7.580625	$5.511841	481,963.752

PIMCO Low Duration Fund
5/1/2007 to 12/31/2007	$10.02	$10.49	25,076.2
1/1/2008 to 12/31/2008	$10.49	$10.15	35,076.1
1/1/2009 to 12/31/2009	$10.15	$11.27	49,496.5
1/1/2010 to 12/31/2010	$11.27	$11.59	621,846.3
1/1/2011 to 12/31/2011	$11.59	$11.56	633,097.0
1/1/2012 to 12/31/2012	$11.56	$12.03	1,133,186.9
1/1/2013 to 12/31/2013	$12.03	$11.806751	1,662,933.652
1/1/2014 to 12/31/2014	$11.806751	$11.664057	1,438,005.081
1/1/2015 to 12/31/2015	$11.664057	$11.510477	1,241,008.304

PIMCO Real Return Fund
3/4/2005 to 12/31/2005	$10.22	$10.29	56,642.6255
1/1/2006 to 12/31/2006	$10.29	$10.11	71,728.6766
1/1/2007 to 12/31/2007	$10.11	$11.05	926,139.6
1/1/2008 to 12/31/2008	$11.05	$10.12	1,049,299.0
1/1/2009 to 12/31/2009	$10.12	$11.79	668,436.4
1/1/2010 to 12/31/2010	$11.79	$12.45	819,056.3
1/1/2011 to 12/31/2011	$12.45	$13.61	780,940.3
1/1/2012 to 12/31/2012	$13.61	$14.57	1,061,831.5
1/1/2013 to 12/31/2013	$14.57	$12.984584	995,622.628
1/1/2014 to 12/31/2014	$12.984584	$13.155733	841,994.084
1/1/2015 to 12/31/2015	$13.155733	$12.533990	754,880.707

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

PIMCO Total Return Fund
3/4/2005 to 12/31/2005	$10.06	$10.16	1,036,977.43
1/1/2006 to 12/31/2006	$10.16	$10.34	2,122,413.762
1/1/2007 to 12/31/2007	$10.34	$11.05	3,140,564.5
1/1/2008 to 12/31/2008	$11.05	$11.34	4,300,333.6
1/1/2009 to 12/31/2009	$11.34	$12.64	3,658,087.7
1/1/2010 to 12/31/2010	$12.64	$13.48	3,121,998.8
1/1/2011 to 12/31/2011	$13.48	$13.76	2,862,815.6
1/1/2012 to 12/31/2012	$13.76	$14.88	3,501,949.8
1/1/2013 to 12/31/2013	$14.88	$14.296293	2,921,627.497
1/1/2014 to 12/31/2014	$14.296293	$14.664634	2,475,715.007
1/1/2015 to 12/31/2015	$14.664634	$14.473568	1,491,400.183

Pioneer Fund
3/4/2005 to 12/31/2005	$11.12	$11.43	323,071.2535
1/1/2006 to 12/31/2006	$11.43	$13.09	1,148,392.145
1/1/2007 to 12/31/2007	$13.09	$13.48	54,915.2
1/1/2008 to 12/31/2008	$13.48	$8.70	52,868.1
1/1/2009 to 12/31/2009	$8.70	$10.63	46,135.2
1/1/2010 to 12/31/2010	$10.63	$12.10	77,201.8
1/1/2011 to 12/31/2011	$12.10	$11.36	45,600.9
1/1/2012 to 12/31/2012	$11.36	$12.28	38,321.7
1/1/2013 to 12/31/2013	$12.28	$16.075048	37,002.628
1/1/2014 to 12/31/2014	$16.075048	$17.530894	30,699.226
1/1/2015 to 12/31/2015	$17.530894	$17.170106	29,518.996

Pioneer Emerging Markets Fund
5/1/2006 to 12/31/2006	$11.03	$11.90	48,437.3897
1/1/2007 to 12/31/2007	$11.90	$16.62	121,790.1
1/1/2008 to 12/31/2008	$16.62	$6.70	171,929.2
1/1/2009 to 12/31/2009	$6.70	$11.43	400,185.2
1/1/2010 to 12/31/2010	$11.43	$13.07	149,860.3
1/1/2011 to 12/31/2011	$13.07	$9.74	142,890.4
1/1/2012 to 12/31/2012	$9.74	$10.66	137,841.1
1/1/2013 to 12/31/2013	$10.66	$10.260333	145,130.075
1/1/2014 to 12/31/2014	$10.260333	$8.740731	147,861.943
1/1/2015 to 12/31/2015	$8.740731	$7.178319	129,853.972

Pioneer Real Estate Shares Fund
5/1/2008 to 12/31/2008	$11.57	$6.31	226,775.7
1/1/2009 to 12/31/2009	$6.31	$8.08	218,817.0
1/1/2010 to 12/31/2010	$8.08	$10.20	24,994.8
1/1/2011 to 12/31/2011	$10.20	$10.93	50,696.6
1/1/2012 to 12/31/2012	$10.93	$12.44	49,308.1
1/1/2013 to 12/31/2013	$12.44	$12.375531	55,226.403
1/1/2014 to 12/31/2014	$12.375531	$15.779686	50,508.425
1/1/2015 to 12/31/2015	$15.779686	$16.183422	42,801.622

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Pioneer High Yield Fund
3/4/2005 to 12/31/2005	$10.43	$10.38	23,662.4816
1/1/2006 to 12/31/2006	$10.38	$11.29	37,221.4779
1/1/2007 to 12/31/2007	$11.29	$11.88	60,725.4
1/1/2008 to 12/31/2008	$11.88	$7.35	59,035.3
1/1/2009 to 12/31/2009	$7.35	$11.73	233,695.9
1/1/2010 to 12/31/2010	$11.73	$13.57	63,014.5
1/1/2011 to 12/31/2011	$13.57	$13.12	60,996.5
1/1/2012 to 12/31/2012	$13.12	$14.85	58,924.3
1/1/2013 to 12/31/2013	$14.85	$16.403017	63,413.554
1/1/2014 to 12/31/2014	$16.403017	$16.106075	56,963.317
1/1/2015 to 12/31/2015	$16.106075	$15.068053	48,152.426

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.32	7,834.9
1/1/2010 to 12/31/2010	$11.32	$13.31	6,256.2
1/1/2011 to 12/31/2011	$13.31	$12.77	9,375.5
1/1/2012 to 12/31/2012	$12.77	$13.39	9,367.5
1/1/2013 to 12/31/2013	$13.39	$19.014522	9,583.099
1/1/2014 to 12/31/2014	$19.014522	$20.394124	8,534.757
1/1/2015 to 12/31/2015	$20.394124	$20.336216	6,841.300

Templeton Foreign Fund
3/4/2005 to 12/31/2005	$11.71	$12.36	69,171.7207
1/1/2006 to 12/31/2006	$12.36	$14.59	125,598.1565
1/1/2007 to 12/31/2007	$14.59	$16.82	173,777.2
1/1/2008 to 12/31/2008	$16.82	$8.92	201,571.5
1/1/2009 to 12/31/2009	$8.92	$13.14	170,527.0
1/1/2010 to 12/31/2010	$13.14	$14.02	1,979,594.0
1/1/2011 to 12/31/2011	$14.02	$12.04	1,977,925.5
1/1/2012 to 12/31/2012	$12.04	$14.04	1,607,448.3
1/1/2013 to 12/31/2013	$14.04	$17.563709	1,478,249.609
1/1/2014 to 12/31/2014	$17.563709	$15.410135	1,341,181.128
1/1/2015 to 12/31/2015	$15.410135	$14.083171	1,472,483.071

Templeton Growth Fund, Inc.
3/4/2005 to 12/31/2005	$11.51	$11.90	211,532.1398
1/1/2006 to 12/31/2006	$11.90	$14.25	137,427.0587
1/1/2007 to 12/31/2007	$14.25	$14.33	170,774.4
1/1/2008 to 12/31/2008	$14.33	$7.96	178,682.6
1/1/2009 to 12/31/2009	$7.96	$10.25	156,692.9
1/1/2010 to 12/31/2010	$10.25	$10.84	150,097.6
1/1/2011 to 12/31/2011	$10.84	$9.99	144,816.4
1/1/2012 to 12/31/2012	$9.99	$11.94	124,555.2
1/1/2013 to 12/31/2013	$11.94	$15.282544	103,077.459
1/1/2014 to 12/31/2014	$15.282544	$14.744553	81,964.494
1/1/2015 to 12/31/2015	$14.744553	$13.566403	56,657.229

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.02	1,984,654.1
1/1/2013 to 12/31/2013	$10.02	$12.994474	1,161,173.153
1/1/2014 to 12/31/2014	$12.994474	$14.129124	968,937.845
1/1/2015 to 12/31/2015	$14.129124	$14.779575	754,100.955

TA Dividend Focused
2/05/2014 to 12/31/2014	$10.007902	$11.364837	1,283,568.944
1/1/2015 to 12/31/2015	$11.364837	$10.849195	739,704.820

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	9,131.9
1/1/2010 to 12/31/2010	$1.02	$1.12	42,718.0
1/1/2011 to 12/31/2011	$1.12	$1.15	38,518.7
1/1/2012 to 12/31/2012	$1.15	$1.27	100,636.2
1/1/2013 to 12/31/2013	$1.27	$1.290956	82,820.649
1/1/2014 to 12/31/2014	$1.290956	$1.317292	92,889.342
1/1/2015 to 12/31/2015	$1.317292	$1.286332	26,415.002

TA Multi-Cap Growth
5/1/2008 to 12/31/2008	$10.65	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.94	0.0
1/1/2010 to 12/31/2010	$8.94	$11.85	670,849.5
1/1/2011 to 12/31/2011	$11.85	$10.53	738,842.3
1/1/2012 to 12/31/2012	$10.53	$11.25	754,224.4
1/1/2013 to 12/31/2013	$11.25	$15.276762	617,563.100
1/1/2014 to 12/31/2014	$15.276762	$14.894721	555,546.840
1/1/2015 to 12/31/2015	$14.894721	$13.801244	243,704.918

TA Small/Mid Cap Value
5/1/2008 to 12/31/2008	$10.38	$6.31	1,052.9
1/1/2009 to 12/31/2009	$6.31	$8.85	9,921.1
1/1/2010 to 12/31/2010	$8.85	$11.26	235,877.4
1/1/2011 to 12/31/2011	$11.26	$10.72	271,977.8
1/1/2012 to 12/31/2012	$10.72	$12.20	239,211.4
1/1/2013 to 12/31/2013	$12.20	$16.313159	867,498.774
1/1/2014 to 12/31/2014	$16.313159	$16.776057	755,707.768
1/1/2015 to 12/31/2015	$16.776057	$15.974522	651,134.666

Invesco Comstock Fund
3/4/2005 to 12/31/2005	$11.01	$11.17	412,740.0011
1/1/2006 to 12/31/2006	$11.17	$12.75	146,029.1724
1/1/2007 to 12/31/2007	$12.75	$12.30	148,594.4
1/1/2008 to 12/31/2008	$12.30	$7.76	137,574.1
1/1/2009 to 12/31/2009	$7.76	$9.88	130,286.8
1/1/2010 to 12/31/2010	$9.88	$11.24	1,592,191.8
1/1/2011 to 12/31/2011	$11.24	$10.84	1,959,343.3
1/1/2012 to 12/31/2012	$10.84	$12.67	1,395,337.6
1/1/2013 to 12/31/2013	$12.67	$16.857928	1,340,362.195
1/1/2014 to 12/31/2014	$16.857928	$18.094642	924,604.376
1/1/2015 to 12/31/2015	$18.094642	$16.742121	602,546.632

Class XC

(if you purchased your contract after June 23, 2008)

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Invesco Value Opportunities

5/20/2011 to 12/31/2011	$1.00	$0.91	6,933.5
1/1/2012 to 12/31/2012	$0.91	$1.06	6,445.2
1/1/2013 to 12/31/2013	$1.06	$1.375414	49,685.832
1/1/2014 to 12/31/2014	$1.375414	$1.440913	47,321.522
1/1/2015 to 12/31/2015	$1.440913	$1.268266	13,069.713

Invesco Mid Cap Core Equity Fund
6/23/2008 to 12/31/2008	$12.89	$9.56	12,458.9
1/1/2009 to 12/31/2009	$9.56	$12.23	56,626.4
1/1/2010 to 12/31/2010	$12.23	$13.52	29,893.2
1/1/2011 to 12/31/2011	$13.52	$12.46	32,634.9
1/1/2012 to 12/31/2012	$12.46	$13.51	30,675.7
1/1/2013 to 12/31/2013	$13.51	$17.154111	34,755.789
1/1/2014 to 12/31/2014	$17.154111	$17.616288	33,367.888
1/1/2015 to 12/31/2015	$17.616288	$16.560427	29,472.446

AB International Value Fund
6/23/2008 to 12/31/2008	$8.95	$4.74	10,231.6
1/1/2009 to 12/31/2009	$4.74	$6.25	26,558.4
1/1/2010 to 12/31/2010	$6.25	$6.35	29,222.2
1/1/2011 to 12/31/2011	$6.35	$4.98	3,792.0
1/1/2012 to 12/31/2012	$4.98	$5.59	1,283.5
1/1/2013 to 12/31/2013	$5.59	$6.707661	8,279.704
1/1/2014 to 12/31/2014	$6.707661	$6.159110	7,951.416
1/1/2015 to 12/31/2015	$6.159110	$6.204961	10,936.156
AB Discovery Value Fund
6/23/2008 to 12/31/2008	$12.71	$8.50	8,222.7
1/1/2009 to 12/31/2009	$8.50	$11.84	2,967.7
1/1/2010 to 12/31/2010	$11.84	$14.73	4,239.2
1/1/2011 to 12/31/2011	$14.73	$13.26	11,623.9
1/1/2012 to 12/31/2012	$13.26	$15.38	13,616.6
1/1/2013 to 12/31/2013	$15.38	$20.737522	11,793.213
1/1/2014 to 12/31/2014	$20.737522	$22.133185	9,713.010
1/1/2015 to 12/31/2015	$22.133185	$20.467599	8,734.897
AB Value Fund
6/23/2008 to 12/31/2008	$10.53	$7.19	0.0
1/1/2009 to 12/31/2009	$7.19	$8.41	0.0
1/1/2010 to 12/31/2010	$8.41	$9.21	0.0
1/1/2011 to 12/31/2011	$9.21	$8.69	0.0
1/1/2012 to 12/31/2012	$8.69	$9.81	0.0
1/1/2013 to 12/31/2013	$9.81	$13.078587	0.000
1/1/2014 to 12/31/2014	$13.078587	$14.338229	0.000
1/1/2015 to 12/31/2015	$14.338229	$13.010901	0.000

AllianzGI NFJ Dividend Value Fund
6/23/2008 to 12/31/2008	$9.33	$6.41	14,361.2
1/1/2009 to 12/31/2009	$6.41	$7.11	41,416.5
1/1/2010 to 12/31/2010	$7.11	$7.91	28,663.0
1/1/2011 to 12/31/2011	$7.91	$8.01	28,982.0
1/1/2012 to 12/31/2012	$8.01	$8.97	44,050.7
1/1/2013 to 12/31/2013	$8.97	$11.336056	30,809.123
1/1/2014 to 12/31/2014	$11.336056	$12.213883	24,740.474
1/1/2015 to 12/31/2015	$12.213883	$10.966445	28,375.959

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
AllianzGI NFJ Small-Cap Value Fund
6/23/2008 to 12/31/2008	$14.82	$10.62	9,004.7
1/1/2009 to 12/31/2009	$10.62	$12.94	20,680.1
1/1/2010 to 12/31/2010	$12.94	$15.88	18,608.8
1/1/2011 to 12/31/2011	$15.88	$15.94	801.3
1/1/2012 to 12/31/2012	$15.94	$17.28	49.9
1/1/2013 to 12/31/2013	$17.28	$22.337869	49.221
1/1/2014 to 12/31/2014	$22.337869	$22.300467	48.511
1/1/2015 to 12/31/2015	$22.300467	$20.094217	47.823

AllianzGI NFJ Mid-Cap Value Fund
6/23/2008 to 12/31/2008	$11.20	$7.19	0.0
1/1/2009 to 12/31/2009	$7.19	$9.44	0.0
1/1/2010 to 12/31/2010	$9.44	$11.18	0.0
1/1/2011 to 12/31/2011	$11.18	$10.85	0.0
1/1/2012 to 12/31/2012	$10.85	$12.30	0.0
1/1/2013 to 12/31/2013	$12.30	$15.944294	0.000
1/1/2014 to 12/31/2014	$15.944294	$16.987187	0.000
1/1/2015 to 12/31/2015	$16.987187	$16.117598	0.000

American Century Equity Income Fund
6/23/2008 to 12/31/2008	$11.37	$9.78	0.0
1/1/2009 to 12/31/2009	$9.78	$10.76	0.0
1/1/2010 to 12/31/2010	$10.76	$11.95	0.0
1/1/2011 to 12/31/2011	$11.95	$12.13	0.0
1/1/2012 to 12/31/2012	$12.13	$13.26	0.0
1/1/2013 to 12/31/2013	$13.26	$15.543856	0.000
1/1/2014 to 12/31/2014	$15.543856	$17.116287	0.000
1/1/2015 to 12/31/2015	$17.116287	$16.877817	0.000

American Century Ultra® Fund
6/23/2008 to 12/31/2008	$11.04	$7.08	0.0
1/1/2009 to 12/31/2009	$7.08	$9.39	0.0
1/1/2010 to 12/31/2010	$9.39	$10.74	0.0
1/1/2011 to 12/31/2011	$10.74	$10.65	0.0
1/1/2012 to 12/31/2012	$10.65	$11.92	0.0
1/1/2013 to 12/31/2013	$11.92	$16.003416	0.000
1/1/2014 to 12/31/2014	$16.003416	$17.238381	0.000
1/1/2015 to 12/31/2015	$17.238381	$17.937205	0.000

American Funds® – Bond Fund of AmericaSM
6/23/2008 to 12/31/2008	$10.56	$9.30	59,041.9
1/1/2009 to 12/31/2009	$9.30	$10.50	172,060.6
1/1/2010 to 12/31/2010	$10.50	$11.07	59,854.0
1/1/2011 to 12/31/2011	$11.07	$11.59	8,781.5
1/1/2012 to 12/31/2012	$11.59	$12.06	0.0
1/1/2013 to 12/31/2013	$12.06	$11.606933	0.000
1/1/2014 to 12/31/2014	$11.606933	$12.036386	0.000
1/1/2015 to 12/31/2015	$12.036386	$11.851844	0.000

American Funds® – EuroPacific Growth Fund®
6/23/2008 to 12/31/2008	$16.86	$11.00	58,658.3
1/1/2009 to 12/31/2009	$11.00	$15.04	182,478.8
1/1/2010 to 12/31/2010	$15.04	$16.17	39,550.4
1/1/2011 to 12/31/2011	$16.17	$13.73	380.5
1/1/2012 to 12/31/2012	$13.73	$16.08	0.0
1/1/2013 to 12/31/2013	$16.08	$18.980584	0.000
1/1/2014 to 12/31/2014	$18.980584	$18.153799	0.000
1/1/2015 to 12/31/2015	$18.153799	$17.686814	0.000

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

American Funds® – Growth Fund of America®
6/23/2008 to 12/31/2008	$13.76	$8.72	127,010.8
1/1/2009 to 12/31/2009	$8.72	$11.53	158,508.2
1/1/2010 to 12/31/2010	$11.53	$12.73	155,726.4
1/1/2011 to 12/31/2011	$12.73	$11.90	10,161.7
1/1/2012 to 12/31/2012	$11.90	$14.10	743.1
1/1/2013 to 12/31/2013	$14.10	$18.532252	731.968
1/1/2014 to 12/31/2014	$18.532252	$19.892535	720.966
1/1/2015 to 12/31/2015	$19.892535	$20.590389	709.793

American Funds® – Income Fund of America®
6/23/2008 to 12/31/2008	$11.98	$9.15	3,195.5
1/1/2009 to 12/31/2009	$9.15	$11.19	11,549.1
1/1/2010 to 12/31/2010	$11.19	$12.31	11,058.7
1/1/2011 to 12/31/2011	$12.31	$12.77	498.2
1/1/2012 to 12/31/2012	$12.77	$14.04	490.3
1/1/2013 to 12/31/2013	$14.04	$16.298406	482.708
1/1/2014 to 12/31/2014	$16.298406	$17.347830	475.207
1/1/2015 to 12/31/2015	$17.347830	$16.781132	467.512
American Funds® – Investment Company of America®
6/23/2008 to 12/31/2008	$11.93	$8.54	19,223.2
1/1/2009 to 12/31/2009	$8.54	$10.68	38,024.3
1/1/2010 to 12/31/2010	$10.68	$11.63	36,851.7
1/1/2011 to 12/31/2011	$11.63	$11.22	2,048.2
1/1/2012 to 12/31/2012	$11.22	$12.74	365.5
1/1/2013 to 12/31/2013	$12.74	$16.56244	360.341
1/1/2014 to 12/31/2014	$16.56244	$18.234197	355.249
1/1/2015 to 12/31/2015	$18.234197	$17.644058	350.172
BlackRock Basic Value Fund, Inc.
6/23/2008 to 12/31/2008	$11.74	$8.17	2,093.0
1/1/2009 to 12/31/2009	$8.17	$10.47	122,639.6
1/1/2010 to 12/31/2010	$10.47	$11.59	2,701.2
1/1/2011 to 12/31/2011	$11.59	$11.05	6,085.8
1/1/2012 to 12/31/2012	$11.05	$12.35	7,320.6
1/1/2013 to 12/31/2013	$12.35	$16.746619	8,519.346
1/1/2014 to 12/31/2014	$16.746619	$18.059664	7,951.087
1/1/2015 to 12/31/2015	$18.059664	$16.650663	77,175.960
BlackRock Total Return Portfolio
6/23/2008 to 12/31/2008	$10.26	$9.16	20,305.8
1/1/2009 to 12/31/2009	$9.16	$10.43	35,544.3
1/1/2010 to 12/31/2010	$10.43	$11.25	35,147.5
1/1/2011 to 12/31/2011	$11.25	$11.53	23,010.5
1/1/2012 to 12/31/2012	$11.53	$12.43	21,854.4
1/1/2013 to 12/31/2013	$12.43	$12.155409	19,961.952
1/1/2014 to 12/31/2014	$12.155409	$12.868961	23,164.751
1/1/2015 to 12/31/2015	$12.868961	$12.648802	131,225.487
BlackRock Capital Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.86	$8.30	42,489.6
1/1/2009 to 12/31/2009	$8.30	$11.14	123,528.3
1/1/2010 to 12/31/2010	$11.14	$13.06	164,860.8
1/1/2011 to 12/31/2011	$13.06	$11.66	240,059.4
1/1/2012 to 12/31/2012	$11.66	$13.06	192,165.1
1/1/2013 to 12/31/2013	$13.06	$17.168789	92,963.317
1/1/2014 to 12/31/2014	$17.168789	$18.279696	84,730.908
1/1/2015 to 12/31/2015	$18.279696	$19.194324	70,860.508

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Global Allocation Fund, Inc.
6/23/2008 to 12/31/2008	$14.99	$12.05	132,249.1
1/1/2009 to 12/31/2009	$12.05	$14.41	403,360.0
1/1/2010 to 12/31/2010	$14.41	$15.56	518,571.5
1/1/2011 to 12/31/2011	$15.56	$14.72	465,605.4
1/1/2012 to 12/31/2012	$14.72	$15.92	451,777.2
1/1/2013 to 12/31/2013	$15.92	$17.897050	440,447.398
1/1/2014 to 12/31/2014	$17.897050	$17.916129	458,222.320
1/1/2015 to 12/31/2015	$17.916129	$17.420317	448,428.761

BlackRock Global Opportunities Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.18	28,510.4
1/1/2012 to 12/31/2012	$10.18	$11.45	18,607.6
1/1/2013 to 12/31/2013	$11.45	$14.619743	15,751.059
1/1/2014 to 12/31/2014	$14.619743	$13.700728	16,303.174
1/1/2015 to 12/31/2015	$13.700728	$13.511116	16,077.844

BlackRock Global SmallCap Fund, Inc.
6/23/2008 to 12/31/2008	$16.04	$10.19	0.0
1/1/2009 to 12/31/2009	$10.19	$13.49	0.0
1/1/2010 to 12/31/2010	$13.49	$15.68	0.0
1/1/2011 to 12/31/2011	$15.68	$13.77	0.0
1/1/2012 to 12/31/2012	$13.77	$15.77	0.0
1/1/2013 to 12/31/2013	$15.77	$20.981721	0.000
1/1/2014 to 12/31/2014	$20.981721	$20.733270	0.000
1/1/2015 to 12/31/2015	$20.733270	$19.181859	0.000

BlackRock U.S. Government Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$10.27	1,894.0
1/1/2012 to 12/31/2012	$10.27	$10.35	1,479.8
1/1/2013 to 12/31/2013	$10.35	$9.906915	1,581.849
1/1/2014 to 12/31/2014	$9.906915	$10.255005	1,518.776
1/1/2015 to 12/31/2015	$10.255005	$10.102890	1,134.130

BlackRock High Yield Bond Portfolio
9/9/2011 to 12/31/2011	$10.00	$10.17	70,272.1
1/1/2012 to 12/31/2012	$10.17	$11.67	64,982.8
1/1/2013 to 12/31/2013	$11.67	$12.495581	100,885.445
1/1/2014 to 12/31/2014	$12.495581	$12.651835	83,690.189
1/1/2015 to 12/31/2015	$12.651835	$11.895511	86,683.981

BlackRock International Index Fund
6/23/2008 to 12/31/2008	$15.07	$9.61	0.0
1/1/2009 to 12/31/2009	$9.61	$12.08	0.0
1/1/2010 to 12/31/2010	$12.08	$12.71	0.0
1/1/2011 to 12/31/2011	$12.71	$10.89	0.0
1/1/2012 to 12/31/2012	$10.89	$12.66	0.0
1/1/2013 to 12/31/2013	$12.66	$15.075345	0.000
1/1/2014 to 12/31/2014	$15.075345	$13.858771	0.000
1/1/2015 to 12/31/2015	$13.858771	$13.462689	0.000

BlackRock International Fund
8/12/2011 to 12/31/2011	$10.00	$9.17	5,826.3
1/1/2012 to 12/31/2012	$9.17	$10.31	5,729.4
1/1/2013 to 12/31/2013	$10.31	$12.380665	575.143
1/1/2014 to 12/31/2014	$12.380665	$11.474613	601.147
1/1/2015 to 12/31/2015	$11.474613	$10.887343	598.532

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
BlackRock Low Duration Bond Portfolio
7/15/2011 to 12/31/2011	$10.00	$9.91	0.0
1/1/2012 to 12/31/2012	$9.91	$10.21	0.0
1/1/2013 to 12/31/2013	$10.21	$10.129414	0.000
1/1/2014 to 12/31/2014	$10.129414	$10.071303	0.000
1/1/2015 to 12/31/2015	$10.071303	$9.944304	0.000

BlackRock Large Cap Core Fund
6/23/2008 to 12/31/2008	$12.21	$8.70	10,058.6
1/1/2009 to 12/31/2009	$8.70	$10.30	10,170.8
1/1/2010 to 12/31/2010	$10.30	$11.24	1,212.1
1/1/2011 to 12/31/2011	$11.24	$11.04	20,229.6
1/1/2012 to 12/31/2012	$11.04	$12.39	16,576.1
1/1/2013 to 12/31/2013	$12.39	$16.251861	15,444.445
1/1/2014 to 12/31/2014	$16.251861	$17.830313	14,454.208
1/1/2015 to 12/31/2015	$17.830313	$17.533441	13,182.435

BlackRock Large Cap Growth Fund
6/23/2008 to 12/31/2008	$11.97	$8.40	0.0
1/1/2009 to 12/31/2009	$8.40	$10.81	124,830.3
1/1/2010 to 12/31/2010	$10.81	$11.89	1,679.7
1/1/2011 to 12/31/2011	$11.89	$11.71	8,868.4
1/1/2012 to 12/31/2012	$11.71	$13.17	9,803.8
1/1/2013 to 12/31/2013	$13.17	$17.214582	7,446.984
1/1/2014 to 12/31/2014	$17.214582	$19.293940	6,677.395
1/1/2015 to 12/31/2015	$19.293940	$19.386810	4,767.199

BlackRock Large Cap Value Fund
6/23/2008 to 12/31/2008	$13.05	$9.23	1,876.5
1/1/2009 to 12/31/2009	$9.23	$10.35	20,734.8
1/1/2010 to 12/31/2010	$10.35	$11.23	25,677.7
1/1/2011 to 12/31/2011	$11.23	$10.71	34,305.1
1/1/2012 to 12/31/2012	$10.71	$11.83	21,721.6
1/1/2013 to 12/31/2013	$11.83	$15.433933	21,614.501
1/1/2014 to 12/31/2014	$15.433933	$16.923832	18,069.568
1/1/2015 to 12/31/2015	$16.923832	$16.286450	14,744.460

BlackRock Small Cap Index Fund
6/23/2008 to 12/31/2008	$11.96	$8.28	0.0
1/1/2009 to 12/31/2009	$8.28	$10.28	0.0
1/1/2010 to 12/31/2010	$10.28	$12.77	0.0
1/1/2011 to 12/31/2011	$12.77	$11.95	0.0
1/1/2012 to 12/31/2012	$11.95	$13.62	0.0
1/1/2013 to 12/31/2013	$13.62	$18.560993	0.000
1/1/2014 to 12/31/2014	$18.560993	$19.067432	0.000
1/1/2015 to 12/31/2015	$19.067432	$17.863581	0.000

BlackRock S&P 500 Index Fund
4/19/2013 to 12/31/2013	$10.00	$11.880696	13,006.408
1/1/2014 to 12/31/2014	$11.880696	$13.221599	19,014.455
1/1/2015 to 12/31/2015	$13.221599	$13.125442	34,585.498

BlackRock Value Opportunities Fund, Inc.
6/23/2008 to 12/31/2008	$11.90	$7.33	3,109.8
1/1/2009 to 12/31/2009	$7.33	$9.19	3,324.9
1/1/2010 to 12/31/2010	$9.19	$11.58	2,575.0
1/1/2011 to 12/31/2011	$11.58	$11.06	22,022.3
1/1/2012 to 12/31/2012	$11.06	$12.31	22,683.6
1/1/2013 to 12/31/2013	$12.31	$17.222796	17,245.754
1/1/2014 to 12/31/2014	$17.222796	$17.727159	17,395.827
1/1/2015 to 12/31/2015	$17.727159	$16.211316	17,384.634

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Cohen & Steers Real Estate Securities Fund
6/23/2008 to 12/31/2008	$11.53	$7.37	0.0
1/1/2009 to 12/31/2009	$7.37	$9.95	0.0
1/1/2010 to 12/31/2010	$9.95	$12.39	0.0
1/1/2011 to 12/31/2011	$12.39	$12.92	0.0
1/1/2012 to 12/31/2012	$12.92	$14.85	0.0
1/1/2013 to 12/31/2013	$14.85	$15.244387	0.000
1/1/2014 to 12/31/2014	$15.244387	$19.793227	0.000
1/1/2015 to 12/31/2015	$19.793227	$20.879339	0.000

Columbia Acorn USA
6/23/2008 to 12/31/2008	$12.84	$8.06	7,126.5
1/1/2009 to 12/31/2009	$8.06	$11.18	16,962.2
1/1/2010 to 12/31/2010	$11.18	$13.49	22,969.9
1/1/2011 to 12/31/2011	$13.49	$12.57	31,482.9
1/1/2012 to 12/31/2012	$12.57	$14.65	31,214.8
1/1/2013 to 12/31/2013	$14.65	$19.058084	35,557.265
1/1/2014 to 12/31/2014	$19.058084	$19.355090	35,013.952
1/1/2015 to 12/31/2015	$19.355090	$18.715495	6,578.847

Columbia Acorn International Fund
6/23/2008 to 12/31/2008	$10.32	$5.97	9,439.1
1/1/2009 to 12/31/2009	$5.97	$8.82	22,489.4
1/1/2010 to 12/31/2010	$8.82	$10.59	87,339.0
1/1/2011 to 12/31/2011	$10.59	$8.91	130,785.5
1/1/2012 to 12/31/2012	$8.91	$10.62	113,330.4
1/1/2013 to 12/31/2013	$10.62	$12.726408	131,969.960
1/1/2014 to 12/31/2014	$12.726408	$11.933207	130,131.118
1/1/2015 to 12/31/2015	$11.933207	$11.539216	125,665.252

Columbia Large Cap Growth Fund V
6/23/2008 to 12/31/2008	$10.16	$6.56	86,309.4
1/1/2009 to 12/31/2009	$6.56	$8.33	9,819.9
1/1/2010 to 12/31/2010	$8.33	$9.77	11,378.7
1/1/2011 to 12/31/2011	$9.77	$9.44	20,409.5
1/1/2012 to 12/31/2012	$9.44	$10.41	18,262.4
1/1/2013 to 12/31/2013	$10.41	$13.863450	16,375.930
1/1/2014 to 12/31/2014	$13.863450	$14.855833	15,386.181
1/1/2015 to 12/31/2015	$14.855833	$14.895706	23,578.520

Columbia Mid Cap Growth Fund
4/8/2011 to 12/31/2011	$10.00	$8.63	656.4
1/1/2012 to 12/31/2012	$8.63	$9.40	361.7
1/1/2013 to 12/31/2013	$9.40	$12.084506	3,004.936
1/1/2014 to 12/31/2014	$12.084506	$12.703237	2,878.458
1/1/2015 to 12/31/2015	$12.703237	$13.108164	277.130

Davis New York Venture Fund, Inc.
6/23/2008 to 12/31/2008	$12.39	$8.11	23,926.3
1/1/2009 to 12/31/2009	$8.11	$10.52	164,929.6
1/1/2010 to 12/31/2010	$10.52	$11.59	38,780.7
1/1/2011 to 12/31/2011	$11.59	$10.85	26,356.6
1/1/2012 to 12/31/2012	$10.85	$12.01	25,154.0
1/1/2013 to 12/31/2013	$12.01	$15.886779	37,124.095
1/1/2014 to 12/31/2014	$15.886779	$16.633550	35,570.005
1/1/2015 to 12/31/2015	$16.633550	$16.830738	25,610.469

Delaware Smid Cap Growth Fund
10/8/2010 to 12/31/2010	$10.00	$11.31	5,610.0
1/1/2011 to 12/31/2011	$11.31	$12.00	982.4
1/1/2012 to 12/31/2012	$12.00	$13.02	518.5
1/1/2013 to 12/31/2013	$13.02	$18.014683	432.763
1/1/2014 to 12/31/2014	$18.014683	$18.198995	423.043
1/1/2015 to 12/31/2015	$18.198995	$19.144836	386.856

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period
Dreyfus Appreciation Fund, Inc.
6/23/2008 to 12/31/2008	$12.07	$8.69	38,039.3
1/1/2009 to 12/31/2009	$8.69	$10.33	8,763.3
1/1/2010 to 12/31/2010	$10.33	$11.70	110,375.8
1/1/2011 to 12/31/2011	$11.70	$12.38	121,338.7
1/1/2012 to 12/31/2012	$12.38	$13.40	96,311.0
1/1/2013 to 12/31/2013	$13.40	$15.991106	72,699.129
1/1/2014 to 12/31/2014	$15.991106	$17.013300	62,681.828
1/1/2015 to 12/31/2015	$17.013300	$16.297759	38,973.596

Eaton Vance Floating-Rate Fund
6/23/2008 to 12/31/2008	$10.60	$7.37	0.0
1/1/2009 to 12/31/2009	$7.37	$10.58	5,062.7
1/1/2010 to 12/31/2010	$10.58	$11.37	6,604.4
1/1/2011 to 12/31/2011	$11.37	$11.41	17,429.0
1/1/2012 to 12/31/2012	$11.41	$12.12	10,222.3
1/1/2013 to 12/31/2013	$12.12	$12.449125	12,995.625
1/1/2014 to 12/31/2014	$12.449125	$12.278424	15,140.465
1/1/2015 to 12/31/2015	$12.278424	$11.834538	9,440.610

Eaton Vance Large-Cap Value Fund
6/23/2008 to 12/31/2008	$10.15	$6.94	35,211.0
1/1/2009 to 12/31/2009	$6.94	$7.97	159,347.2
1/1/2010 to 12/31/2010	$7.97	$8.63	259,874.8
1/1/2011 to 12/31/2011	$8.63	$8.10	280,444.4
1/1/2012 to 12/31/2012	$8.10	$9.21	202,942.0
1/1/2013 to 12/31/2013	$9.21	$11.708287	148,511.819
1/1/2014 to 12/31/2014	$11.708287	$12.766164	14,880.314
1/1/2015 to 12/31/2015	$12.766164	$12.409156	13,842.159

Federated Equity Income Fund, Inc.
4/19/2013 to 12/31/2013	$10.00	$11.898335	5,277.364
1/1/2014 to 12/31/2014	$11.898335	$12.620324	5,810.185
1/1/2015 to 12/31/2015	$12.620324	$11.727994	14,404.182

Federated Kaufmann Fund
6/23/2008 to 12/31/2008	$14.66	$9.47	10,154.3
1/1/2009 to 12/31/2009	$9.47	$12.07	21,971.9
1/1/2010 to 12/31/2010	$12.07	$14.06	7,979.1
1/1/2011 to 12/31/2011	$14.06	$11.94	6,704.6
1/1/2012 to 12/31/2012	$11.94	$13.76	7,081.7
1/1/2013 to 12/31/2013	$13.76	$18.978287	3,437.795
1/1/2014 to 12/31/2014	$18.978287	$20.355790	3,147.754
1/1/2015 to 12/31/2015	$20.355790	$21.197308	2,742.269

Fidelity® Advisor Equity Growth Fund
6/23/2008 to 12/31/2008	$13.24	$7.56	0.0
1/1/2009 to 12/31/2009	$7.56	$9.51	0.0
1/1/2010 to 12/31/2010	$9.51	$11.55	0.0
1/1/2011 to 12/31/2011	$11.55	$11.34	0.0
1/1/2012 to 12/31/2012	$11.34	$12.73	0.0
1/1/2013 to 12/31/2013	$12.73	$16.965344	0.000
1/1/2014 to 12/31/2014	$16.965344	$18.488259	0.000
1/1/2015 to 12/31/2015	$18.488259	$19.391945	0.000

Janus Forty Fund
7/6/2009 to 12/31/2009	$7.33	$10.37	206,985.2
1/1/2010 to 12/31/2010	$10.37	$10.78	64,960.7
1/1/2011 to 12/31/2011	$10.78	$9.84	43,859.7
1/1/2012 to 12/31/2012	$9.84	$11.97	27,857.3
1/1/2013 to 12/31/2013	$11.97	$15.498222	21,849.976
1/1/2014 to 12/31/2014	$15.498222	$16.526751	22,733.435
1/1/2015 to 12/31/2015	$16.526751	$18.164257	19,774.256

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Janus Enterprise Fund
7/6/2009 to 12/31/2009	$9.92	$12.70	35,082.1
1/1/2010 to 12/31/2010	$12.70	$15.67	20,642.1
1/1/2011 to 12/31/2011	$15.67	$15.10	15,384.8
1/1/2012 to 12/31/2012	$15.10	$17.41	13,604.0
1/1/2013 to 12/31/2013	$17.41	$22.310644	13,351.596
1/1/2014 to 12/31/2014	$22.310644	$24.475299	12,686.966
1/1/2015 to 12/31/2015	$24.475299	$24.794902	53,338.775

JPMorgan Multi-Capital Market Neutral Fund
6/23/2008 to 12/31/2008	$10.05	$9.83	1,603.2
1/1/2009 to 12/31/2009	$9.83	$9.63	2,218.6
1/1/2010 to 12/31/2010	$9.63	$9.03	2,341.5
1/1/2011 to 12/31/2011	$9.03	$8.84	519.2
1/1/2012 to 12/31/2012	$8.84	$8.69	577.5
1/1/2013 to 12/31/2013	$8.69	$8.886319	585.492
1/1/2014 to 12/31/2014	$8.886319	$8.855267	1,056.162
1/1/2015 to 12/31/2015	$8.855267	$8.805327	1,000.291

JPMorgan Small Cap Growth Fund
6/23/2008 to 12/31/2008	$9.44	$6.09	0.0
1/1/2009 to 12/31/2009	$6.09	$8.30	20,646.7
1/1/2010 to 12/31/2010	$8.30	$10.91	18,106.0
1/1/2011 to 12/31/2011	$10.91	$10.34	19,324.2
1/1/2012 to 12/31/2012	$10.34	$11.41	18,358.1
1/1/2013 to 12/31/2013	$11.41	$16.575143	15,734.401
1/1/2014 to 12/31/2014	$16.575143	$16.252180	15,914.368
1/1/2015 to 12/31/2015	$16.252180	$15.626702	15,373.772

Lord Abbett Affiliated Fund, Inc.
6/23/2008 to 12/31/2008	$11.43	$8.15	20,643.6
1/1/2009 to 12/31/2009	$8.15	$9.56	0.0
1/1/2010 to 12/31/2010	$9.56	$10.74	0.0
1/1/2011 to 12/31/2011	$10.74	$9.73	0.0
1/1/2012 to 12/31/2012	$9.73	$11.08	0.0
1/1/2013 to 12/31/2013	$11.08	$14.382959	0.000
1/1/2014 to 12/31/2014	$14.382959	$15.839066	0.000
1/1/2015 to 12/31/2015	$15.839066	$14.910149	0.000

Lord Abbett Bond-Debenture Fund, Inc.
6/23/2008 to 12/31/2008	$11.46	$9.07	8,384.3
1/1/2009 to 12/31/2009	$9.07	$12.08	27,803.1
1/1/2010 to 12/31/2010	$12.08	$13.41	38,260.3
1/1/2011 to 12/31/2011	$13.41	$13.69	14,025.0
1/1/2012 to 12/31/2012	$13.69	$15.24	15,361.6
1/1/2013 to 12/31/2013	$15.24	$16.138346	12,065.982
1/1/2014 to 12/31/2014	$16.138346	$16.573657	11,897.084
1/1/2015 to 12/31/2015	$16.573657	$16.002063	17,275.824

Lord Abbett Mid Cap Stock Fund, Inc.
6/23/2008 to 12/31/2008	$11.60	$7.77	10,870.3
1/1/2009 to 12/31/2009	$7.77	$9.68	27,147.0
1/1/2010 to 12/31/2010	$9.68	$11.94	18,085.1
1/1/2011 to 12/31/2011	$11.94	$11.27	17,897.1
1/1/2012 to 12/31/2012	$11.27	$12.68	15,146.2
1/1/2013 to 12/31/2013	$12.68	$16.238391	18,327.016
1/1/2014 to 12/31/2014	$16.238391	$17.807922	16,652.940
1/1/2015 to 12/31/2015	$17.807922	$16.877146	20,088.084

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Ready Assets Government Liquidity Fund
6/23/2008 to 12/31/2008	$10.71	$10.73	22,739.8
1/1/2009 to 12/31/2009	$10.73	$10.57	19,023.2
1/1/2010 to 12/31/2010	$10.57	$10.39	19,806.7
1/1/2011 to 12/31/2011	$10.39	$10.21	9,366.4
1/1/2012 to 12/31/2012	$10.21	$10.04	8,431.0
1/1/2013 to 12/31/2013	$10.04	$9.861600	8,867.046
1/1/2014 to 12/31/2014	$9.861600	$9.691151	8,859.451
1/1/2015 to 12/31/2015	$9.691151	$9.523306	21,383.012

AMG Managers Cadence Capital Appreciation Fund
6/30/2009 to 12/31/2009	$10.00	$7.83	0.0
1/1/2010 to 12/31/2010	$7.83	$8.90	0.0
1/1/2011 to 12/31/2011	$8.90	$8.48	0.0
1/1/2012 to 12/31/2012	$8.48	$9.18	0.0
1/1/2013 to 12/31/2013	$9.18	$11.766492	0.000
1/1/2014 to 12/31/2014	$11.766492	$12.775772	0.000
1/1/2015 to 12/31/2015	$12.775772	$12.983922	0.000

Oppenheimer Capital Appreciation Fund
6/23/2008 to 12/31/2008	$12.33	$6.97	0.0
1/1/2009 to 12/31/2009	$6.97	$9.84	626.6
1/1/2010 to 12/31/2010	$9.84	$10.55	640.9
1/1/2011 to 12/31/2011	$10.55	$10.21	595.6
1/1/2012 to 12/31/2012	$10.21	$11.40	568.5
1/1/2013 to 12/31/2013	$11.40	$14.480919	564.406
1/1/2014 to 12/31/2014	$14.480919	$16.373615	560.363
1/1/2015 to 12/31/2015	$16.373615	$16.606951	556.048

Oppenheimer Main Street Fund®
6/23/2008 to 12/31/2008	$11.97	$7.83	0.0
1/1/2009 to 12/31/2009	$7.83	$9.91	1,227.6
1/1/2010 to 12/31/2010	$9.91	$11.28	1,177.5
1/1/2011 to 12/31/2011	$11.28	$11.06	1,167.1
1/1/2012 to 12/31/2012	$11.06	$12.67	1,115.6
1/1/2013 to 12/31/2013	$12.67	$16.372119	1,004.859
1/1/2014 to 12/31/2014	$16.372119	$17.770995	952.771
1/1/2015 to 12/31/2015	$17.770995	$18.006456	894.649

Oppenheimer Main Street Mid Cap Fund®
6/23/2008 to 12/31/2008	$12.61	$8.15	0.0
1/1/2009 to 12/31/2009	$8.15	$10.96	1,338.1
1/1/2010 to 12/31/2010	$10.96	$13.27	1,334.2
1/1/2011 to 12/31/2011	$13.27	$12.70	2,635.0
1/1/2012 to 12/31/2012	$12.70	$14.57	2,234.2
1/1/2013 to 12/31/2013	$14.57	$19.098018	1,951.125
1/1/2014 to 12/31/2014	$19.098018	$21.070000	1,764.656
1/1/2015 to 12/31/2015	$21.070000	$19.209516	1,771.855

PIMCO CommodityRealReturn® Strategy Fund
6/23/2008 to 12/31/2008	$16.55	$7.25	14,912.8
1/1/2009 to 12/31/2009	$7.25	$9.94	50,128.5
1/1/2010 to 12/31/2010	$9.94	$12.07	43,111.8
1/1/2011 to 12/31/2011	$12.07	$10.90	54,123.4
1/1/2012 to 12/31/2012	$10.90	$11.23	53,300.0
1/1/2013 to 12/31/2013	$11.23	$9.374819	55,022.487
1/1/2014 to 12/31/2014	$9.374819	$7.503547	58,166.898
1/1/2015 to 12/31/2015	$7.503547	$5.450338	80,088.798

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

PIMCO Low Duration Fund
6/23/2008 to 12/31/2008	$10.46	$10.13	3,641.6
1/1/2009 to 12/31/2009	$10.13	$11.24	20,693.2
1/1/2010 to 12/31/2010	$11.24	$11.55	106,193.2
1/1/2011 to 12/31/2011	$11.55	$11.51	107,754.4
1/1/2012 to 12/31/2012	$11.51	$11.96	184,781.6
1/1/2013 to 12/31/2013	$11.96	$11.726725	278,850.454
1/1/2014 to 12/31/2014	$11.726725	$11.573412	247,213.275
1/1/2015 to 12/31/2015	$11.573412	$11.409614	212,342.770

PIMCO Real Return Fund
6/23/2008 to 12/31/2008	$11.19	$10.08	49,901.8
1/1/2009 to 12/31/2009	$10.08	$11.73	155,928.1
1/1/2010 to 12/31/2010	$11.73	$12.37	158,701.8
1/1/2011 to 12/31/2011	$12.37	$13.52	142,935.8
1/1/2012 to 12/31/2012	$13.52	$14.45	183,950.2
1/1/2013 to 12/31/2013	$14.45	$12.865465	172,802.136
1/1/2014 to 12/31/2014	$12.865465	$13.022006	140,577.791
1/1/2015 to 12/31/2015	$13.022006	$12.394168	133,108.754

PIMCO Total Return Fund
6/23/2008 to 12/31/2008	$11.03	$11.29	191,285.0
1/1/2009 to 12/31/2009	$11.29	$12.58	564,364.5
1/1/2010 to 12/31/2010	$12.58	$13.39	458,530.5
1/1/2011 to 12/31/2011	$13.39	$13.66	466,400.3
1/1/2012 to 12/31/2012	$13.66	$14.76	585,081.4
1/1/2013 to 12/31/2013	$14.76	$14.165179	516,581.128
1/1/2014 to 12/31/2014	$14.165179	$14.515628	411,434.369
1/1/2015 to 12/31/2015	$14.515628	$14.312184	266,429.740

Pioneer Fund
6/23/2008 to 12/31/2008	$12.37	$8.66	0.0
1/1/2009 to 12/31/2009	$8.66	$10.58	0.0
1/1/2010 to 12/31/2010	$10.58	$12.03	0.0
1/1/2011 to 12/31/2011	$12.03	$11.28	0.0
1/1/2012 to 12/31/2012	$11.28	$12.18	0.0
1/1/2013 to 12/31/2013	$12.18	$15.927669	0.000
1/1/2014 to 12/31/2014	$15.927669	$17.352805	0.000
1/1/2015 to 12/31/2015	$17.352805	$16.978689	0.000

Pioneer High Yield Fund
6/23/2008 to 12/31/2008	$11.67	$7.32	0.0
1/1/2009 to 12/31/2009	$7.32	$11.67	43,442.1
1/1/2010 to 12/31/2010	$11.67	$13.49	18,709.4
1/1/2011 to 12/31/2011	$13.49	$13.03	14,348.8
1/1/2012 to 12/31/2012	$13.03	$14.73	14,660.1
1/1/2013 to 12/31/2013	$14.73	$16.252608	14,775.208
1/1/2014 to 12/31/2014	$16.252608	$15.942434	14,967.447
1/1/2015 to 12/31/2015	$15.942434	$14.900047	15,874.557

Pioneer Emerging Markets Fund
6/23/2008 to 12/31/2008	$14.61	$6.68	7,357.0
1/1/2009 to 12/31/2009	$6.68	$11.39	57,650.6
1/1/2010 to 12/31/2010	$11.39	$13.00	37,222.9
1/1/2011 to 12/31/2011	$13.00	$9.68	37,304.7
1/1/2012 to 12/31/2012	$9.68	$10.59	32,984.9
1/1/2013 to 12/31/2013	$10.59	$10.180534	21,852.492
1/1/2014 to 12/31/2014	$10.180534	$8.664074	27,072.539
1/1/2015 to 12/31/2015	$8.664074	$7.108243	30,741.599

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

Pioneer Real Estate Shares Fund
6/23/2008 to 12/31/2008	$10.26	$6.31	8,571.6
1/1/2009 to 12/31/2009	$6.31	$8.07	38,390.9
1/1/2010 to 12/31/2010	$8.07	$10.17	16,926.4
1/1/2011 to 12/31/2011	$10.17	$10.89	15,522.9
1/1/2012 to 12/31/2012	$10.89	$12.38	18,820.2
1/1/2013 to 12/31/2013	$12.38	$12.303901	28,838.057
1/1/2014 to 12/31/2014	$12.303901	$15.672684	24,213.742
1/1/2015 to 12/31/2015	$15.672684	$16.057622	19,084.473

Pioneer Select Mid Cap Growth Fund
8/28/2009 to 12/31/2009	$10.53	$11.31	609.2
1/1/2010 to 12/31/2010	$11.31	$13.29	569.1
1/1/2011 to 12/31/2011	$13.29	$12.74	542.6
1/1/2012 to 12/31/2012	$12.74	$13.34	0.0
1/1/2013 to 12/31/2013	$13.34	$18.931430	0.000
1/1/2014 to 12/31/2014	$18.931430	$20.284708	0.000
1/1/2015 to 12/31/2015	$20.284708	$20.206890	0.000

Templeton Foreign Fund
6/23/2008 to 12/31/2008	$14.30	$8.88	30,989.8
1/1/2009 to 12/31/2009	$8.88	$13.07	33,583.4
1/1/2010 to 12/31/2010	$13.07	$13.93	209,014.7
1/1/2011 to 12/31/2011	$13.93	$11.95	225,413.1
1/1/2012 to 12/31/2012	$11.95	$13.93	176,884.3
1/1/2013 to 12/31/2013	$13.93	$17.402712	179,969.418
1/1/2014 to 12/31/2014	$17.402712	$15.253602	181,975.441
1/1/2015 to 12/31/2015	$15.253602	$13.926162	202,154.220

Templeton Growth Fund, Inc.
6/23/2008 to 12/31/2008	$12.11	$7.93	14,431.8
1/1/2009 to 12/31/2009	$7.93	$10.19	15,764.9
1/1/2010 to 12/31/2010	$10.19	$10.77	15,937.0
1/1/2011 to 12/31/2011	$10.77	$9.91	2,801.8
1/1/2012 to 12/31/2012	$9.91	$11.84	2,548.6
1/1/2013 to 12/31/2013	$11.84	$15.142449	5,799.687
1/1/2014 to 12/31/2014	$15.142449	$14.594772	5,872.867
1/1/2015 to 12/31/2015	$14.594772	$13.415149	3,376.815

TA US Growth
2/10/2012 to 12/31/2012	$10.00	$10.01	248,074.9
1/1/2013 to 12/31/2013	$10.01	$12.969992	144,839.467
1/1/2014 to 12/31/2014	$12.969992	$14.088399	130,693.817
1/1/2015 to 12/31/2015	$14.088399	$14.722244	106,695.038

TA Dividend Focused
02/05/2014 to 12/31/2014	$10.07875	$11.354573	173,879.981
1/1/2015 to 12/31/2015	$11.354573	$10.828558	104,419.393

TA Flexible Income
11/12/2009 to 12/31/2009	$1.00	$1.02	4,575.4
1/1/2010 to 12/31/2010	$1.02	$1.12	4,419.2
1/1/2011 to 12/31/2011	$1.12	$1.14	11,111.5
1/1/2012 to 12/31/2012	$1.14	$1.26	16,518.0
1/1/2013 to 12/31/2013	$1.26	$1.285658	38,258.739
1/1/2014 to 12/31/2014	$1.285658	$1.310589	39,490.014
1/1/2015 to 12/31/2015	$1.310589	$1.278518	38,667.221

Subaccount	Accumulation Unit Value at beginning of period	Accumulation Unit Value at end of period	Number of Accumulation Units outstanding at end of period

TA Multi-Cap Growth
6/23/2008 to 12/31/2008	$10.39	$6.72	0.0
1/1/2009 to 12/31/2009	$6.72	$8.92	308.8
1/1/2010 to 12/31/2010	$8.92	$11.82	68,558.8
1/1/2011 to 12/31/2011	$11.82	$10.49	86,047.3
1/1/2012 to 12/31/2012	$10.49	$11.20	86,635.9
1/1/2013 to 12/31/2013	$11.20	$15.188397	73,985.381
1/1/2014 to 12/31/2014	$15.188397	$14.793752	72,079.728
1/1/2015 to 12/31/2015	$14.793752	$13.693976	29,702.291

TA Small/Mid Cap Value
6/23/2008 to 12/31/2008	$10.92	$6.30	4,025.3
1/1/2009 to 12/31/2009	$6.30	$8.83	8,586.9
1/1/2010 to 12/31/2010	$8.83	$11.23	31,134.7
1/1/2011 to 12/31/2011	$11.23	$10.68	38,518.7
1/1/2012 to 12/31/2012	$10.68	$12.14	30,348.3
1/1/2013 to 12/31/2013	$12.14	$16.218784	114,651.117
1/1/2014 to 12/31/2014	$16.218784	$16.662318	107,139.677
1/1/2015 to 12/31/2015	$16.662318	$15.850347	96,359.665

Invesco Comstock Fund
6/23/2008 to 12/31/2008	$10.46	$7.73	0.0
1/1/2009 to 12/31/2009	$7.73	$9.83	407.1
1/1/2010 to 12/31/2010	$9.83	$11.17	174,665.1
1/1/2011 to 12/31/2011	$11.17	$10.76	240,309.3
1/1/2012 to 12/31/2012	$10.76	$12.57	175,646.4
1/1/2013 to 12/31/2013	$12.57	$16.703306	163,003.672
1/1/2014 to 12/31/2014	$16.703306	$17.910755	116,900.002
1/1/2015 to 12/31/2015	$17.910755	$16.555402	81,324.298

Table of Contents of the Statement of Additional Information

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION

Selling the Contract

Financial Statements

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Yield

Other Subaccount Yields

Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

FINANCIAL STATEMENTS OF TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

Appendix A – Portfolios Associated With The Subaccounts

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM Growth Series (Invesco Growth Series) – Class A Shares
Invesco Mid Cap Core Equity Fund	Invesco Mid Cap Core Equity Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
AIM Sector Funds (Invesco Sector Funds) – Class A Shares
Invesco Comstock Fund	Invesco Comstock Fund	Invesco Advisers, Inc.
Investment Objective: Capital growth and income.
Invesco Value Opportunities Fund	Invesco Value Opportunities Fund	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
The AB Trust – Class A Shares
AB International Value Fund	AB International Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AB Discovery Value Fund	AB Discovery Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AB Value Fund	AB Value Fund	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
Allianz Funds – Class A Shares
AllianzGI NFJ Dividend Value Fund	AllianzGI NFJ Dividend Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.
AMG Funds - Investor Class
AMG Managers Cadence Capital Appreciation Fund	AMG Managers Cadence Capital Appreciation Fund	AMG Funds, LLC
Investment Objective: Growth of capital.
BlackRock Basic Value Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Capital appreciation and secondarily income.
BlackRock Bond Fund, Inc. - Investor A Shares
BlackRock Total Return Fund	BlackRock Total Return Fund	BlackRock Advisors, LLC
Investment Objective: Realize a total return that exceeds that of the Barclays Capital U.S. Aggregate Bond Index.
BlackRock Capital Appreciation Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Funds - Investor A Shares
BlackRock Global Opportunities Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Advisors, LLC
Investment Objective: Long-term capital appreciation.
BlackRock Funds II - Investor A Shares
BlackRock High Yield Bond Portfolio	BlackRock High Yield Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Seek maximum total return, consistent with income generation and prudent investment management.
BlackRock U.S. Government Bond Portfolio	BlackRock U.S. Government Bond Portfolio	BlackRock Advisors, LLC
Investment Objective: Maximize total return, consistent with income generation and prudent investment management.
BlackRock Funds III - Investor A Shares
BlackRock S&P 500 Index Fund	BlackRock S&P 500 Index Fund	BlackRock Advisors, LLC
Investment Objective: Match performance of the Standard & Poor’s® 500 Index.
BlackRock Global Allocation Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Provide high total investment return.
BlackRock Large Cap Series Fund, Inc. - Investor A Shares
BlackRock Large Cap Core Fund	BlackRock Large Cap Core Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Large Cap Growth Fund	BlackRock Large Cap Growth Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Large Cap Value Fund	BlackRock Large Cap Value Fund	BlackRock Advisors, LLC
Investment Objective: Long-term capital growth.
BlackRock Series, Inc. – Investor A Shares
BlackRock International Fund	BlackRock International Fund	BlackRock Advisors, LLC
Investment Objective: Capital appreciation.
BlackRock Value Opportunities Fund, Inc. - Investor A Shares		BlackRock Advisors, LLC
Investment Objective: Long-term growth of capital.
Columbia Acorn Trust - Class A Shares
Columbia Acorn International	Columbia Acorn International	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Acorn USA	Columbia Acorn USA	Columbia Wanger Asset Management, LLC
Investment Objective: Long-term capital appreciation.
Columbia Funds Series Trust - Class A Shares
Columbia Large Cap Growth Fund V	Columbia Large Cap Growth Fund V	Columbia Management Investment Advisers, LLC
Investment Objective: Long-term growth of capital.
Columbia Funds Series Trust I- Class A Shares
Columbia Mid Cap Growth Fund	Columbia Mid Cap Growth Fund	Columbia Management Investment Advisers, LLC
Investment Objective: Capital appreciation.
Davis New York Venture Fund, Inc. - Class A Shares		Davis Selected Advisers, L.P.
Investment Objective: Long-term growth of capital.
Dreyfus Appreciation Fund, Inc.		The Dreyfus Corporation
Investment Objective: Long-term capital appreciation.
Eaton Vance Mutual Funds Trust - Class A Shares
Eaton Vance Floating-Rate Fund	Eaton Vance Floating-Rate Fund	Boston Management and Research
Investment Objective: Provide a high level of current income.
Eaton Vance Special Investment Trust - Class A Shares
Eaton Vance Large-Cap Value Fund	Eaton Vance Large-Cap Value Fund	Boston Management and Research
Investment Objective: Total return.
Federated Equity Funds - Class A Shares
Federated Kaufmann Fund	Federated Kaufmann Fund	Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation
Federated Equity Income Fund, Inc. – Class A Shares		Federated Equity Management Company of Pennsylvania
Investment Objective: Capital appreciation.
JPMorgan Trust II – Class A Shares
JPMorgan Multi-Cap Market Neutral Fund	JPMorgan Multi-Cap Market Neutral Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital preservation and growth.
JPMorgan Small Cap Growth Fund	JPMorgan Small Cap Growth Fund	J.P. Morgan Investment Management, Inc.
Investment Objective: Long-term capital growth.
Janus Investment Fund - Class A Shares
Janus Enterprise Fund	Janus Enterprise Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Janus Forty Fund	Janus Forty Fund	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Lord Abbett Affiliated Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Long-term growth of capital and income.
Lord Abbett Bond-Debenture Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: High current income.
Lord Abbett Mid Cap Stock Fund, Inc. - Class A Shares		Lord, Abbett & Co. LLC
Investment Objective: Capital appreciation.
Oppenheimer Capital Appreciation Fund - Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
Oppenheimer Main Street Funds®, Inc. - Class A Shares
Oppenheimer Main Street Fund®	Oppenheimer Main Street Fund®	OppenheimerFunds, Inc.
Investment Objective: High total return.
Oppenheimer Main Street Mid Cap Fund® - Class A Shares		OppenheimerFunds, Inc.
Investment Objective: Capital appreciation.
PIMCO Funds - Class A Shares
PIMCO CommodityRealReturn Strategy Fund®	PIMCO CommodityRealReturn Strategy Fund®	Pacific Investment Management Company LLC
Investment Objective: Maximum real return.
PIMCO Low Duration Fund	PIMCO Low Duration Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
PIMCO Real Return Fund	PIMCO Real Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum real return with preservation of capital.
PIMCO Total Return Fund	PIMCO Total Return Fund	Pacific Investment Management Company LLC
Investment Objective: Maximum total return with preservation of capital.
Pioneer Emerging Markets Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital.
Pioneer Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Reasonable income and capital growth.
Pioneer Select Mid Cap Growth Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Growth of capital.
Pioneer High Yield Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Maximize total return through a combination of income and capital appreciation.
Pioneer Real Estate Shares Fund - Class A Shares		Pioneer Investment Management, Inc.
Investment Objective: Long-term growth of capital, current income is secondary.
Ready Assets Government Liquidity Fund		BlackRock Advisors, LLC
Investment Objective: Preservation of capital.
Templeton Funds - Class A Shares
Templeton Foreign Fund	Templeton Foreign Fund	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.

	SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Templeton Growth Fund, Inc. - Class A Shares
	Templeton Growth Fund, Inc	Templeton Growth Fund, Inc	Templeton Global Advisors Limited
Investment Objective: Long-term capital growth.
Transamerica Funds - Class A Shares
	TA Dividend Focused	Transamerica Dividend Focused	Transamerica Asset Management, Inc.
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
	TA Flexible Income	Transamerica Flexible Income	Transamerica Asset Management, Inc.
Investment Objective: Provide high total return.
	TA Multi-Cap Growth	Transamerica Multi-Cap Growth	Alta Capital Management, LLC
Investment Objective: Capital appreciation.
	TA Small/Mid Cap Value	Transamerica Small/Mid Cap Value	Transamerica Asset Management, Inc.
Investment Objective: Maximize total return.
	TA US Growth	Transamerica US Growth VP	Transamerica Asset Management, Inc.
Investment Objective: Maximize long-term growth.

Additional Information:
1.	The following subaccounts were closed to new investments on May 1, 2007:
American Century Capital Portfolios, Inc. – A Class Shares
	Equity Income Fund	Equity Income Fund	American Century Investment Management, Inc.
Investment Objective: Current income and capital appreciation as a secondary objective.
American Century Mutual Funds, Inc. – A Class Shares
	Ultra® Fund	Ultra® Fund	American Century Investment Management, Inc.
Investment Objective: Long-term capital growth.
BlackRock Funds II - Investor A Shares
	BlackRock Low Duration Bond Portfolio	BlackRock Low Duration Bond Portfolio	BlackRockAdvisors, LLC
Investment Objective: Maximize total return.
	BlackRock Global SmallCap Fund, Inc. - Investor A Shares		BlackRockAdvisors, LLC
Investment Objective: Long-term growth of capital.
BlackRock Index Funds, Inc. - Investor A Shares
	BlackRock International Index Fund	BlackRock International Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the MSCI EAFE Index.
	BlackRock Small Cap Index Fund	BlackRock Small Cap Index Fund	BlackRockAdvisors, LLC
Investment Objective: Match the performance of the Russell 2000 Index.
Fidelity Advisor Series I - Class A Shares
	Fidelity Advisor® Equity Growth Fund	Fidelity Advisor® Equity Growth Fund	Fidelity Management & Research Company
Investment Objective: Capital appreciation.
2.	The following subaccount was closed to new investments on November 9, 2007:
Allianz Funds – Class A Shares
	AllianzGI NFJ Mid-Cap Value Fund	AllianzGI NFJ Mid-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.

	SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
3.	The following subaccount was closed to new investments on March 28, 2008:
	Cohen & Steers Real Estate Securities Fund – Class A Shares		Cohen & Steers Capital Management, Inc.
Investment Objective: Total return.

4.	Effective close of business on or about December 31, 2010, the following subaccounts will be closed to new investments:
American Funds® – Class F-1 Shares
	EuroPacific Growth Fund®	EuroPacific Growth Fund®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital.
	The Bond Fund of AmericaSM	The Bond Fund of AmericaSM	Capital Research and Management CompanySM
Investment Objective: High level of current income.
	The Growth Fund of America®	The Growth Fund of America®	Capital Research and Management CompanySM
Investment Objective: Growth of capital.
	The Income Fund of America®	The Income Fund of America®	Capital Research and Management CompanySM
Investment Objective: Current income and secondarily capital growth.
	The Investment Company of America®	The Investment Company of America®	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.

5.	The following subaccount will be closed to new investments on July 31, 2011:

Allianz Funds – Class A Shares
	AllianzGI NFJ Small-Cap Value Fund	AllianzGI NFJ Small-Cap Value Fund	Allianz Global Investors Fund Management LLC
Investment Objective: Long-term growth of capital and income.

6.	The following subaccount is only available to owners that held an investment in this subaccount on February 24, 2012. However, if any such owner surrenders all of his or her money from this subaccount after close of business February 24, 2012, that owner may not reinvest in this subaccount.
Delaware Group Equity Funds IV- Class A Shares
	Delaware Smid Cap Growth Fund	Delaware Smid Cap Growth Fund	Delaware Management Company
Investment Objective: Long-term capital appreciation.

Appendix B – Example of Bonus Payment and Recapture

Example:  You purchased a Merrill Lynch Investor Choice Annuity® XC Class Contract with an initial premium of $400,000 on May 10, 2009. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2010 and pay a subsequent premium of $200,000 on August 1, 2010. Your bonus amounts paid and recaptured, based on hypothetical account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate bonus amounts paid and recaptured, see “Features and Benefits of the Contract – Bonus Payment and Recapture.”

							Bonus
							Amount
		Transactions		Bonus Amounts		Account	Subject to
Date		Prem.	Withdr.	Paid	Recaptured	Value	Recapture

5/10/2009	The contract is issued	$400,000		$ 18,000		$418,000	$18,000
	Premium Allocated to Tier 1 = $125,000
	Premium Allocated to Tier 2 = $275,000
	Bonus 1 = (.045 x $125,000) + (.045 x $275,000) = $5,625 + $12,375 = $18,000
	Bonus 1 Subj. to Recapture = Bonus Recapture Percentage (BRP)Year 1 x Bonus 1 = 100% x $18,000 = $18,000

5/10/2010	First contract anniversary					$428,000	$11,700
	Assume account value increased by $10,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700

7/5/2010	Owner takes a $155,000 withdrawal		$ 155,000		$3,540	$273,160	$ 8,160
	Assume account value increased by $3,700 due to positive investment performance.
	Bonus 1 Subj. to Recapture Before Withdrawal = BRP Year 2 x Bonus 1 = 65% x $18,000 = $11,700
	Gain = account value Before Withdrawal — Bonus Amounts Subj. to Recapture — Remaining Premiums = $431,700 — $11,700 — $400,000 = $20,000
	Free Withdrawal Amount = Greater of 10% Premium or Gain = Max ($40,000, $20,000) = $40,000
	Prem 1 Withdrawn = Withdrawal — Gain = $155,000 — $20,000 = $135,000
	Prem 1 Withdrawn without SC = Free-Out — Gain = $40,000 — $20,000 = $20,000
	Bonus 1 Recapture Ratio = Prem 1 Withdrawn Subj. to SC/Prem 1 Remaining Immediately Prior = ($135,000 — $20,000)/($400,000 — $20,000) = $115,000/$380,000 = ..3026
	Bonus 1 Recaptured = Bonus 1 Subj. to Recapture x Bonus 1 Recapture Ratio = $11,700 x .3026 = $3,540
	Bonus 1 Subj. to Recapture After Withdrawal = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

8/1/2010	Owner puts in $200,000 additional premium	$200,000		$10,000		$459,385	$18,160
	Assume account value decreased by $23,775 due to negative investment performance.
	Premium Allocated to Tier 2 = $100,000
	Premium Allocated to Tier 3 = $100,000
	Bonus 2 = (.045 x $100,000) + (.055 x $100,000) = $10,000
	Bonus 2 Subj. to Recapture = BRP Year 1 x Bonus 2 = 100% x $10,000 = $10,000
	Bonus 1 Subj. to Recapture = BRP Year 2 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 65% x ($18,000 — $3,540/65%) = $8,160

5/10/2011	Second contract anniversary					$454,385	$13,766
	Assume account value decreased by $5,000 due to negative investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 3 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 30% x ($18,000 — $3,540/65%) = $3,766
	Bonus 2 Subj. to Recapture = BRP Year 1 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 100% x ($10,000 — $0) = $10,000

5/10/2012	Third contract anniversary					$479,385	$6,500
	Assume account value increased by $25,000 due to positive investment performance.
	Bonus 1 Subj. to Recapture = BRP Year 4 x (Bonus 1 — Recaptured Amount/BRP at time of recapture) = 0% x ($18,000 — $3,540/65%) = $0
	Bonus 2 Subj. to Recapture = BRP Year 2 x (Bonus 2 — Recaptured Amount/BRP at time of recapture) = 65% x ($10,000 — $0) = $6,500

Appendix C – Example of Maximum Anniversary Value GMDB

Example:  Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also made withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2009 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Maximum Anniversary Value (“MAV”) GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB Base – Maximum Anniversary Value.”

				(A)	(B)
		Transactions		GMDB	Account
Date		Prem.	Withdr.	MAV Base	Value	Death Benefit

5/10/2009	The contract is issued	$ 100,000		$100,000	$100,000	$100,000 (maximum of (A),(B))
	5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000
	GMDB MAV Base = greatest of anniversary values = $100,000

5/10/2010	First contract anniversary			$110,000	$110,000	$110,000 (maximum of (A),(B))
	Assume account value increased by $10,000 due to positive investment performance.
	5/10/10 anniversary value = account value on 5/10/10 = $110,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

6/28/2010	Owner puts in $10,000 additional premium	$ 10,000		$120,000	$114,000	$120,000 (maximum of (A),(B))
	Assume account value decreased by $6,000 due to negative investment performance.
	5/10/10 anniversary value = anniversary value before premium + additional premium = $110,000 + $10,000 = $120,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

8/3/2010	Owner takes a $5,000 withdrawal		$ 5,000	$114,000	$ 95,000	$114,000 (maximum of (A),(B))
	Assume account value decreased by $14,000 due to negative investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)

	= $5,000 x ($120,000/$100,000)
	= $6,000
	5/10/10 anniversary value = 5/10/10 anniversary value before w/d – adjusted withdrawal = $120,000 – $6,000 = $114,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $114,000

9/22/2010	Owner takes a $40,000 withdrawal		$ 40,000	$ 76,000	$ 80,000	$80,000 (maximum of (A),(B))
	Assume account value increased by $25,000 due to positive investment performance.
	Adjusted withdrawal = withdrawal x (GMDB MAV Base before withdrawal) (account value before withdrawal)
	= $40,000 x ($114,000/$120,000)
	= $38,000
	5/10/10 anniversary value = 5/10/10 anniversary value before – adjusted withdrawal = $114,000 – $38,000 = $76,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

5/10/2011	Second contract anniversary			$ 76,000	$ 70,000	$76,000 (maximum of (A),(B))
	Assume account value decreased by $10,000 due to negative investment performance.
	5/10/10 anniversary value = $76,000
	5/10/11 anniversary value = account value on 5/10/11 = $70,000
	GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000

Appendix D – Example of Greater of Maximum Anniversary Value GMDB and Roll-Up GMDB*

Example:  Assume that you were under age 76 at issue. You paid an initial premium of $100,000 on May 10, 2009 and a subsequent premium of $10,000 on June 28, 2010. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2010 and $40,000 on September 22, 2010. Your death benefit, based on hypothetical account values and transactions, and selection of the Greater of Maximum Anniversary Value (“MAV”) and Roll-Up GMDB option, is illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. For a detailed explanation of how we calculate the death benefit, see “GMDB – Greater of Maximum Anniversary Value and Roll-Up.”

			Transactions		(A) GMDB	(B) GMDB Roll-Up	(C) Account
Date			Prem.	Withdr.	MAV Base	Base	Value	Death Benefit
5/10/2009		The contract is issued	$ 100,000		$100,000	$100,000	$100,000	$100,000 (maximum of (A), (B), (C))

5/10/09 anniversary value = Initial Premium on 5/10/09 = $100,000

GMDB MAV Base = greatest of anniversary values = $100,000

GMDB Roll-Up Base = Initial Premium allocated to other than Restricted Subaccounts = $100,000

5/10/2010		First contract anniversary			$110,000	$105,000	$110,000	$110,000 (maximum of (A), (B), (C))

Assume account value increased by $10,000 due to positive investment performance.

5/10/09 anniversary value = account value on 5/10/09 = $110,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $110,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% = $100,000 × 1.05 = $105,000

6/28/2010		Owner puts in $10,000 additional premium	$ 10,000		$120,000	$115,690	$114,000	$120,000 (maximum of (A), (B), (C))

Assume account value decreased by $6,000 due to negative investment performance.

5/10/10 anniversary value = anniversary value before premium + additional premium = $120,000

GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $120,000

GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium

= $105,000 × (1.05)^(49/365) + $10,000 = $115,690

8/3/2010		Owner takes a $5,000 withdrawal		$5,000	$114,000	$111,200	$ 95,000	$114,000 (maximum of (A), (B), (C))
		Assume account value decreased by $14,000 due to negative investment performance.
	MAV adj. w/d = withdrawal ×	(GMDB MAV Base before withdrawal)
		(account value before withdrawal)
		= $5,000 × ($120,000/$100,000) = $6,000
		5/10/09 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d = $120,000 – $6,000 = $114,000
		GMDB MAV Base = greatest of anniversary values = 5/10/09 anniversary value = $114,000
		Since $5,000 < .05 × $105,000 = $5,520, withdrawals are dollar-for-dollar with no adjustment.
		GMDB Roll-Up Base = 5/10/11 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d = $105,000 × (1.05)^(85/365) + $10,000 – $5,000 = $111,200
9/22/2010		Owner takes a $40,000 withdrawal		$40,000	$ 76,000	$ 74,608	$ 80,000	$ 80,000 (maximum of (A), (B), (C))
		Assume account value increased by $25,000 due to positive investment performance.
	MAV adj. w/d = withdrawal ×	(GMDB MAV Base before withdrawal)
		(account value before withdrawal)
		= $40,000 × ($114,000/$120,000) = $38,000
		5/10/11 anniversary value = 5/10/10 anniversary value before w/d – MAV adj. w/d
		= $114,000 – $38,000 = $76,000
		Since $40,000 + $5,000 > .05 × $105,000 = $5,520 withdrawals are adjusted pro-rata.
	Roll-Up adj. w/d = withdrawal ×	(GMDB Roll-Up Base before withdrawal)
		(account value before withdrawal)
	= $40,000 ×	($105,000 × (1.05)^(135/365) + $10,000 – $5,000) = $37,304
		($120,000)
		GMDB Roll-Up Base = 5/10/09 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/ds
		= $105,000 x (1.05)^(135/365) + $10,000 – $5,000 – $37,304 = $74,608
5/10/2011		Second contract anniversary			$ 76,000	$ 77,946	$ 70,000	$ 77,946 (maximum of (A), (B), (C))
		Assume account value decreased by $10,000 due to negative investment performance. 5/10/11 anniversary value = account value on 5/10/11 = $70,000
		GMDB MAV Base = greatest of anniversary values = 5/10/10 anniversary value = $76,000
		GMDB Roll-Up Base = 5/10/10 GMDB Roll-Up Base @ 5% + additional premium – Roll-Up adj. w/d
		= $105,000 x 1.05 + $10,000 – $5,000 – $37,304 = $77,946

*  For purposes of this example, assume the Contract was not issued in the State of Washington.

Appendix E – Example of ADB*

The purpose of this example is to illustrate the operation of the Additional Death Benefit (ADB). The investment returns assumed are hypothetical and are not representative of past or future performance. Actual investment returns may be more or less than those shown and will depend upon a number of factors, including the investment allocations made by a contract owner and the investment experience of the funds. The example assumes no withdrawals and does not reflect the deduction of any fees and charges.

For a detailed explanation of how we calculate the Additional Death Benefit, see “Additional Death Benefit.”

Example: Assume that a contract owner, (age 60) purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with the Additional Death Benefit, and the contract owner makes an initial premium payment of $100,000. The contract owner’s spouse is age 55 and is named the primary beneficiary. The account value less uncollected charges as of receipt of due proof of death is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

ADB Premiums	$100,000
Account Value less uncollected charges	$300,000
ADB Gain	$200,000
Additional Death Benefit Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums ($45,000)	$ 45,000

Assuming the Account Value less uncollected charges is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the contract owner was age 70, the percentage used in the above calculations would have been 30% since the contract owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

*    For purposes of this example assume the Contract is not issued in the state of Washington.

APPENDIX F — Example of GMIB Riders

The purpose of this example is to illustrate the operation of the Guaranteed Minimum Income Benefit. No investment returns are assumed as only the GMIB guaranteed minimum payments are illustrated. Actual investment returns may result in a higher payment. However, both GMIB riders would generally not have provided any additional benefit in these cases unless there was a sudden, sharp decline in investment returns. The example assumes no investment in Restricted Subaccounts (not applicable for GMIB EXTRA), no withdrawals and no premium taxes. Any change to these assumptions would reduce the GMIB Base and therefore the GMIB guaranteed minimum payment.

Facts: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity® (B Class) Contract with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:

Contract Anniversary*	GMIB Rider		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract prior to June 23, 2008)		GMIB EXTRA Rider (Applicable to contract owners who purchased the Contract on or after June 23, 2008)****)
	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**	GMIB Base	Annual GMIB Payments**
5th	$127,628	Not Available For Exercise	$127,628	Not Available For Exercise	$133,823	Not Available For Exercise
10th	$162,889	$9,011	$162,889	$9,011	$179,085	$8,682
15th	$207,893	$12,997	$207,893	$12,997	$239,656	$13,085
20th	$265,330	$18,976	$265,330	$18,976	$320,714	$20,013
25th	$265,330	$21,715	$338,635	$27,714	$429,187	$30,798
30th***	$265,330	$24,516	$432,194	$39,935	$574,349	$47,418
35th	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED	n/a	GMIB TERMINATED

*	The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

**	GMIB payments must be made on a monthly basis. Annual amounts (monthly times 12) are illustrative. The version of GMIB EXTRA first available on June 23, 2008 uses different and lower payout factors than GMIB and the prior version of GMIB EXTRA.

***	If the Contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.

****	Subject to state availability.

For a detailed explanation of how we calculate the GMIB Base and determine the actual payout amount upon exercise of GMIB, see “Guaranteed Minimum Income Benefit” for the GMIB Rider and “Guaranteed Minimum Income Benefit EXTRA” for the GMIB EXTRA Rider.

APPENDIX G – Example of GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on July 1, 2009 at the age of 72. You selected the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately took your first withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on hypothetical contract values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

			Transactions		Contract	GMWB		GLA
Date			Prem.	Withdr.	Value	Base	GLA	REMAINING
7/1/2009		The Contract is issued and the owner takes a $6,000 withdrawal.	$ 100,000		$ 94,000	$ 100,000	$ 6,000	$ —
The Lifetime Income Percentage is 6.0%. No Roll-Up is applicable since the owner took an immediate withdrawal
5/1/2012		10th Monthaversary in the second contract year			$ 120,000	$ 100,000	$ 6,000	$ 6,000

Assume contract value increased by $26,000 due to positive investment performance and that this is the highest monthaversary value since issue. Assume no prior annual ratchet
7/1/2012		Third contract anniversary			$ 115,000	$ 120,000	$ 7,200	$ 7,200
Assume contract value decreased by $5,000 due to negative investment performance and that the $120,000 contract value achieved in month 10 represents the highest monthaversary value for the contract year. A ratchet occurs increasing the GMWB Base to $120,000. The Lifetime Income Percentage remains 6.0%
8/15/2012		Owner takes a $7,200 withdrawal		$ 7,200	$ 103,000	$ 120,000	$ 7,200	$ —
Assume contract value decreased by $4,800 to $110,200 due to negative investment performance. No adjustments apply since withdrawals have not exceeded the GLA during the contract year
10/1/2012		Owner takes a $35,000 withdrawal		$ 35,000	$ 65,000	$ 65,000	$ —	$ —
Assume contract value decreased by $3,000 to $100,000 due to negative investment performance. The previous withdrawal equaled the GLA so entire withdrawal is an excess withdrawal
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
account value before the excess withdrawal
= ($35,000) x ($120,000 /$100,000) = $35,000 x (6/5)
= $42,000
GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
= Min ($120,000 — $42,000, $65,000) = $65,000
7/1/2013		Fourth contract anniversary			$ 64,000	$ 65,000	$ 3,900	$ 3,900
Assume contract value decreased by $1,000 to $64,000 due to negative investment performance
10/1/2013		Owner takes a $39,900 withdrawal		$ 39,900	$ 16,000	$ 16,000	$ 3,900	$ —
Assume contract value decreased by $8,100 to $55,900 due to negative investment performance. No previous w/ds have been taken during the contract year so $36,000 is an excess withdrawal.
	Adj. Excess w/d = Excess w/d x	( GMWB Base before the excess withdrawal )
account value before the excess withdrawal
= $36,000 x ($65,000 /($55,900 — $3,900) ) = $36,000 x (5/4)
= $45,000
GMWB Base = Min (GMWB Base prior less Adj. Excess w/d, account value after excess w/d)
= Min ($65,000 — $45,000, $55,900 — $39,900)
= Min ($20,000, $16,000) = $16,000
7/1/2021		Twelfth contract anniversary — Owner requests a $800 withdrawal		$ 800	$ —	*GMWB RIDER TERMINATED*
Assume withdrawals equal to the GLA have been taken each contract year and the Automatic Step-Up has not changed the GMWB Base. Assume contract value has decreased by $15,200 to $800 due to withdrawals and negative investment performance. You receive the remaining $800 of contract value and the Company pays You an additional $160. The GMWB Rider and Base Contract terminate. Lifetime monthly payments of $960 /12 = $80 are established with an Annuity Date of 7/1/2023

Appendix H – GMIB and GMWB Investment Categories

GMIB and GMWB Investment Category	Subaccounts
Large Cap

BlackRock Basic Value, BlackRock Capital Appreciation, BlackRock Large Cap Core, BlackRock Large Cap Growth, BlackRock Large Cap Value, BlackRock S&P 500 Index, Invesco Value Opportunities, AB Value, AMG Managers Cadence Capital Appreciation, Davis New York Venture, Dreyfus Appreciation, Federated Equity Income Fund, Inc., Lord Abbett Affiliated, Marsico Growth Fund, Oppenheimer Capital Appreciation, AllianzGI NFJ Dividend Value, Eaton Vance Large-Cap Value, Janus Forty Fund, Oppenheimer Main Street, Pioneer Fund, TA Dividend Focused, TA Diversified Equity, Invesco Comstock

Mid Cap	Invesco Mid Cap Core Equity, Federated Kaufmann, Lord Abbett Mid Cap Stock Fund, Janus Enterprise Fund, Columbia Mid Cap Growth, TA Multi-Cap Growth
Small Cap	BlackRock Value Opportunities, AB Discovery Value, Columbia Acorn USA, Oppenheimer Main Street Mid Cap Fund, Pioneer Select Mid Cap Growth Fund , JPMorgan Small Cap Growth, TA Small/Mid Cap Value
International	Templeton Foreign, Templeton Growth, Pioneer Emerging Markets, AB International Value, BlackRock International, Columbia Acorn International, BlackRock Global Opportunities Portfolio
Balanced	BlackRock Global Allocation Fund
Money Market	Ready Assets Government Liquidity Fund
Fixed Income

BlackRock Total Return, BlackRock High Yield Bond Portfolio, BlackRock U.S. Government Bond Portfolio, Eaton Vance Floating-Rate, Lord Abbett Bond-Debenture, PIMCO Real Return, PIMCO Total Return, Pioneer High Yield, PIMCO Low Duration, TA Flexible Income

Alternative	Cohen & Steers Real Estate Securities Fund, JPMorgan Multi-Cap Market Neutral, PIMCO CommodityRealReturn® Strategy, Pioneer Real Estate Shares

Appendix I – GMWB Tax Examples

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income. Please note that the tax consequences associated with payments received in accordance with the GMWB are unclear and a tax advisor should be consulted.

(1)	Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

(2)	Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

Example 1

Year during which account value goes to zero

Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

Years after account value goes to zero

Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

Example 2

Year during which account value goes to zero

Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

Years after account value goes to zero

Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

Appendix J – State Contract Availability and/or Variations of Certain Features and Benefits

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the Contract’s features and benefits as previously described in this Prospectus.

States Where Certain Features and/or Benefits are Not Available or have Certain Variations to Features and/or Benefits:

State	Features and Benefits	Availability or Variation
California	See “Right to Review” (“Free Look”)” “	For Contracts issued in California to contract owners who are 60 years of age or older, and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Ready Assets Government Liquidity Fund Subaccount, we will refund the account value less any bonus amounts as of the date you return the Contract.
	See “Partial Withdrawals – Systematic Withdrawal Program”	This feature begins 35 days after the contract date.
	See “Dollar Cost Averaging”	This feature begins 35 days after the contract date.
Maryland	C Class Contracts	Not available.
Minnesota	“Guaranteed Minimum Income Benefit EXTRA”	Currently not available.
Montana	See “Gender-Based Annuity Purchase Rates”	Blended unisex annuity purchase rates are applied to both male and female annuitants; annuity payments under life annuity payout options will be the same for male and female annuitants of the same age on the annuity date.
Oregon	See “Bonus Payment and Recapture”	For XC (bonus) Class Contracts issued in Oregon, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.
Washington	See “Bonus Payment and Recapture” See “Death Benefit – GMDB Roll-Up Base A” “Additional Death Benefit”

For XC (bonus) Class Contracts issued in Washington, the bonus rate will never be lower than the rate shown on your Contract Schedule Page.

Interest rate credited to premiums allocated to subaccounts (other than Restricted Subaccounts) for GMDB Roll-Up Base A is compounded daily at an annual rate of 3%.

Not available.

Appendix K – Differences between GMIB & GMIB EXTRA

	GMIB	GMIB EXTRA*
Issue Age	Maximum issue age for Contracts purchased through established IRA, Roth IRA, SEP IRA, or tax sheltered annuity contracts is 75 (older annuitant). No minimum issue age.	Maximum issue age is 70 (older annuitant) (age 75 if you purchased your Contract on or after June 23, 2008) and minimum issue age is 45 (younger annuitant). Natural owner(s) must be annuitant(s) and only spouses may be joint annuitants.
Charge	The current charge is 0.50% (0.90% maximum).	The current charge is 0.65% (0.75% if you purchased your Contract on or after June 23, 2008) (1.20% maximum).
Investment Restrictions	No allocation guidelines or investment restrictions currently apply.	Allocation guidelines and investment restrictions apply.
Restricted Subaccounts	Restricted Subaccounts (3% interest on GMIB Roll-Up Base B).	No Restricted Subaccounts (5% (6% if you purchased your Contract on or after June 23, 2008) interest on entire GMIB EXTRA Roll-Up Base).
GMIB Roll-Up Base	GMIB Roll-Up Base accrues interest until the earlier of 20 contract years or the contract anniversary on or following the oldest annuitant’s 80th birthday.	GMIB EXTRA Roll-Up Base accrues interest until the contract anniversary on or following the oldest annuitant’s 85th birthday.
GMIB MAV Base	Anniversary values for GMIB MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 80th birthday.	Anniversary values for GMIB EXTRA MAV Base calculated until the contract anniversary on or following the oldest annuitant’s 85th birthday.
Optional Reset	No optional resets of GMIB Roll-Up Base.	Optional resets of GMIB EXTRA Roll-Up Base until oldest annuitant’s 75th birthday (restarts the 10-year waiting period).
RMD Provision	RMD withdrawals will reduce the GMIB Roll-Up Base in the same manner as all other withdrawals.	RMD withdrawals attributable to assets in the Contract will reduce the GMIB EXTRA Roll-Up Base subject to limited dollar-for-dollar treatment. (“See Required Minimum Distributions”).
No Lapse Guarantee	No Lapse Guarantee not available.	If account value is reduced to zero, No Lapse Guarantee automatically exercises GMIB EXTRA.

*	Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

Appendix L – Differences Between Single Life GMWB and Joint Life GMWB

GMWB	Single Life Rider*	Joint Life Rider
Charge

•  The current charge is 0.60% (0.65% if you purchased your Contract on or after June 23, 2008) (1.25% maximum).

•  The current charge is 0.80% if you elect the Income Enhancement Benefit (1.55% maximum).

The current charge is 0.75% (0.85% if you purchased your Contract on or after June 23, 2008) (1.50% maximum). • The current charge is 1.15% if you elect the Income Enhancement Benefit (2.00% maximum).
Contract Structuring	Joint annuitants are not permitted.	Joint annuitants are permitted, but must be spouses.
Annuitant Changes

•  Changes of annuitant are not permitted under the Single Life rider, except upon spousal continuation. If spousal continuation occurs prior to the first withdrawal, the GMWB Base will remain unchanged. If a withdrawal was made before spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges.

•  The Lifetime Income Percentage may change because it is based on the spouse’s age on the spousal continuation date.

•  The continuing spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008) on the date of the change (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008).

•  Adding a new joint annuitant resets the GMWB Base to the current account value, if lower. Where a new annuitant is named upon spousal continuation, the GMWB Base will be reset to equal the account value less uncollected charges, if greater.

•  The Lifetime Income Percentage may change based on the younger spouse’s age on the date of the change, or on the surviving spouse’s age on the spousal continuation date, if greater.

•  If the joint annuitant spouse is removed, the GMWB Base remains unchanged; however, if prior withdrawals were taken, the Lifetime Income Percentage may change based on the remaining annuitant’s age on the date of the first withdrawal or most recent Automatic Step-Up, if later.

•  The new joint annuitant spouse must be at least 60 years old (if you purchased your Contract prior to January 11, 2008) or 55 years old (if you purchased your Contract on or after January 11, 2008, but before June 23, 2008 and not more than 80 years old (there is no minimum age requirement if you purchased your Contract on or after June 23, 2008) when added, except upon spousal continuation, in which case, the maximum age limit is waived for the surviving spouse.

*	Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

Appendix M — GMWB Variations Depending On Date of Contract Purchase

The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart. Please see “Guaranteed Minimum Withdrawal Benefit” for a complete list of the differences.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll-Up Rest
If you purchased your Contract prior to September 1, 2006:

After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any third contract anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.

After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each third contract anniversary.

			You may cancel the GMWB rider on each third contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each third contract anniversary after the contract date.

The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date, or is the contract value on each contract anniversary thereafter; and (b) is the sum of all additional premiums since the date of the highest contract value used in the last anniversary value calculation.

Not available.
If you purchased your Contract on or after September 1, 2006, but prior to January 12, 2007:

After the first withdrawal on or after the GMWB Effective Date, we will redetermine and if appropriate step-up your Lifetime Income Percentage based upon your age band (or the age band of the younger annuitant if there are joint annuitants) on any Contract Anniversary, if we are increasing your GMWB Base to equal your contract value on such anniversary.

		After the first withdrawal on or after the GMWB Effective Date, if the contract value is higher than the GMWB Base, we will step-up the GMWB Base to equal such value on each contract anniversary.	Same as above.	Same as above.	Same as above.	Not available.
If you purchased your Contract on or after January 12, 2007:	Same as above.	Same as above.	You may cancel the GMWB rider on each fifth contract anniversary after the contract date.	If you previously canceled your GMWB rider and you wish to re-elect it, you may do so on each fifth contract anniversary after the contract date.	Same as above.

On each of the first five contract anniversaries after the GMWB Effective Date, the GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for five years after each automatic rollup reset, if any.

	Step-Up of Lifetime Income Percentage	Step-Up of the GMWB Base	Cancellation of the GMWB Rider	Re-Election of the GMWB Rider	GMWB MAV Base	Automatic Roll-Up Rest
If you purchased your Contract on or after June 23, 2008:	Same as above.

After your first withdrawal, on or after the GMWB Effective Date, if you have taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal your contract value, if higher.

After your first withdrawal, on or after the GMWB Effective Date, if you have not taken an Excess Withdrawal during the contract year, the GMWB Base may be increased through automatic step-ups on each contract anniversary. The GMWB Base will be reset to equal the greater of (a) the contract value or (b) the highest monthaversary contract value since the last contract anniversary, if such value is higher than the GMWB Base.

			Same as above.	Same as above.

The GMWB MAV Base is equal to the greatest of the anniversary values. An anniversary value equals the sum of (a) plus (b) where: (a) is the GMWB Base on the GMWB Effective Date and, on each contract anniversary thereafter, is the highest contract value on such anniversary or on any of the preceding eleven monthaversaries; and (b) is the sum of all additional premiums since the last contract anniversary.

On each of the first ten contract anniversaries after the GMWB Effective Date and prior to your first withdrawal, we will automatically reset the GMWB Roll-Up to equal the greater of the current GMWB Roll-Up Base or the GMWB MAV Base on such contract anniversary.

	Minimum Age Requirement to Purchase the GMWB*	Income Enhancement Benefit
If you purchased your Contract prior to January 11, 2008	You and your joint annuitant (if applicable) must be at least 60 years old.	Not available.
If you purchased your Contract on or after January 11, 2008, but prior to June 23, 2008	You and your joint annuitant (if applicable) must be at least 55 years old.	Not available.
If you purchased your Contract on or after June 23, 2008	There is no minimum age requirement.	Available.

*Please note that the age bands also differ based on the contract date, please see “Guaranteed Minimum Withdrawal Benefit — Guaranteed Lifetime Amount”.

APPENDIX N- Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

Date			Transactions		Account	GMIB Extra Roll-Up Base	GMIB Extra Roll-Up Base	5% GMIB Dollar-for-Dollar Withdrawal Limit for	Remaining 5% GMIB Dollar-for-Dollar Withdrawal
			Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Contract Year	Limit for
									Contract Year
6/1/2009		The contract is issued	$100,000		$100,000	$100,000	$100,000	$5,000	$5,000
1/1/2014		Enter 2014 tax year			$125,000	$125,095	$125,095	$6,078	$6,078
		Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).
6/1/2014		Fifth contract anniversary			$130,000	$127,645	$127,645	$6,382	$6,382
		Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)

9/1/2014		You take $5,000 withdrawal		$5,000	$125,000	$129,225	$124,225	$6,382	$1,382
		Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar- for-dollar.						(additional $118 will be permitted for RMD)

1/1/2015		Enter 2015 tax year			$135,000	$126,349	$126,349	$6,382	$1,382
		Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)

3/1/2015		Service Center notified $6,700 withdrawal will be taken for RMD purposes		$6,700	$98,300	$127,389	$119,261	$6,381	$ —
		Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $6,700 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $6,700 = $11,700. Since the RMD amount for the 2015 tax year is $6,500, any withdrawal that causes cumulative withdrawals during the contract year to exceed $6,500 will be treated as an adjusted withdrawal and the GMIB EXTRA Roll-Up Base will be “adjusted” as follows:						(additional $118 will be permitted for RMD)
	Adjusted Withdrawal = withdrawal ×	(GMIB EXTRA Roll-Up Base before withdrawal)
		(Account Value before the withdrawal)
		= ($6,700) × ($127,389 /$105,000) = $8,129
		GMIB EXTRA Roll-Up Base = GMIB EXTRA Roll-Up Base (prior to withdrawal) — Adj.Withdrawal = $127,389 — $8,129 = $119,261

6/1/2015		Sixth contract anniversary			$98,000	$120,899	$120,899	$6,045	$6,045
		Assume no change in Account Value.						(additional $655 will be permitted for RMD)

9/1/2015		No activity			$98,000	$122,395	$122,395	$6,045	$6,045
								(additional $655 will be permitted for RMD)

APPENDIX O- Example of RMD Calculations under the GMIB EXTRA

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009 at the age of 70. You select the GMIB EXTRA rider. You make your first withdrawal on September 1, 2014 at the age of 75 and elect to take RMD withdrawals from your contract as shown below. Values associated with your GMIB EXTRA rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMIB EXTRA Base and GMIB EXTRA Charge, see “Guaranteed Minimum Income Benefit EXTRA.”

Date		Transactions		Account	GMIB Extra Roll-Up Base	GMIB Extra Roll-Up Base	5% GMIB Dollar-for-Dollar Withdrawal Limit for	Remaining 5% GMIB Dollar-for-Dollar Withdrawal Limit for
		Prem.	Withdr.	Value	(Before Activity)	(After Activity)	Contract Year	Contract Year

6/1/2009	The contract is issued	$100,000		$100,000	$100,000	$100,000	$5,000	$5,000
1/1/2014	Enter 2014 tax year			$125,000	$125,095	$125,095	$6,078	$6,078
	Assume Account Value increased by $25,000 due to positive investment performance and the RMD amount for the 2014 tax year is determined to be $6,500 (based on IRA owner’s age and sex).

6/1/2014	Fifth contract anniversary			$130,000	$127,645	$127,645	$6,382	$ 6,382
	Assume Account Value increased by $5,000 due to positive investment performance. Also assume the owner has not elected any Optional Resets.						(additional $118 will be permitted for RMD)

9/1/2014	You take $5,000 withdrawal		$5,000	$125,000	$129,225	$124,225	$6,382	$ 1,382
	Assume Account Value decreased by $5,000 as a result of withdrawal. Since the withdrawal amount of $5,000 is less than the Remaining 5% GMIB Dollar-for-Dollar Limit for the contract year ($6,382), the GMIB EXTRA Roll-Up Base is reduced dollar-for-dollar.						(additional $118 will be permitted for RMD)

1/1/2015	Enter 2015 tax year			$135,000	$126,349	$126,349	$6,382	$ 1,382
	Assume Account Value increased by $10,000 due to positive investment performance and the RMD amount for the 2015 tax year is determined to be $6,700 (based on IRA owner’s age and sex).						(additional $118 will be permitted for RMD)

3/1/2015	Service Center notified $1,500 withdrawal will be taken for RMD purposes		$1,500	$103,500	$127,389	$125,889	$6,381	$ —
	Assume Account Value decreased by $30,000 due to negative investment performance before the withdrawal and further decreased by $1,500 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000 + $1,500 = $6,500. Since cumulative withdrawals during the contract year do not exceed the RMD amount, the $1,500 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $118 will be permitted for RMD)

6/1/2015	Sixth contract anniversary			$103,500	$127,572	$127,527	$6,376	$6,376
	Assume no change in Account Value.						(additional $324 will be permitted for RMD)

9/1/2016	Service Center notified $5,000 withdrawal will be taken for RMD purposes		$5,000	$98,500	$129,105	$124,105	$6,376	$1,376
	Assume now Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $5,000. Since cumulative withdrawals during the contract year do not exceed the RMD amount, the $5,000 withdrawal will reduce the GMIB EXTRA Roll-Up Base dollar-for-dollar.						(additional $324 will be permitted for RMD)

APPENDIX P — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

Date			Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in Contract	Excess Withdrawal
			Prem.	Withdr.	Value	GMWB Base	Amount	Year	Amount

6/1/2009		The Contract is issued and the owner takes a $3,000 withdrawal The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.	$ 100,000	$3,000	$97,000	$100,000	$5,000	$2,000	$ —

1/1/2010		Enter 2010 tax year Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $5,500 (based on IRA owner’s age and sex).			$97,000	$100,000	$5,000	$2,000

3/1/2010		Service Center notified $5,000 withdrawal will be taken for RMD purposes Assume Account Value decreased by $5,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $3,000 + $5,000 = $8,000. Since cumulative withdrawals during the contract year exceeds the GLA amount of $5,000, the $3,000 withdrawal will be treated as an adjusted withdrawal and the GMWB base will be adjusted as follow:		$5,000	$92,000	$ 96,907	$5,000	$ —	$3,000
	Adjusted Withdrawal = Excess withdrawal ×	(GMWB Base before withdrawal)
		(Account Value before the withdrawal)
		= ($3,000) × ($100,000 /$97,000)
		= $3,093
		GMWB Base = GMWB Base (prior to withdrawal) — Adj.Withdrawal
		= $100,000 — $3,093
		= $96,907

6/1/2010		Contract anniversary			$92,000	$ 96,907	$ 4,845	$ 4,845
		Assume no change in Account Value.

9/1/2010		No Activity			$92,000	$ 96,907	$ 4,845	$ 4,845

APPENDIX Q — Example of RMD Calculations under the GMWB

Example: You purchased a Merrill Lynch Investor Choice Annuity® B Class contract with an initial premium of $100,000 on June 1, 2009. You selected the GMWB rider covering two lives and immediately took your first withdrawal and elected to take RMD withdrawals from your contract as shown below. The younger spouse (in this case, the joint annuitant) is age 60 at issue. Values associated with your GMWB rider, based on hypothetical Account Values and transactions, are illustrated below. For a detailed explanation of how we calculate the GMWB Base and GMWB Charge, see “Guaranteed Minimum Withdrawal Benefit.”

		Transactions		Account		Guaranteed Lifetime	Remaining Guaranteed Lifetime Amount in	Excess Withdrawal
Date				Value	GMWB Base	Amount	Contract Year	Amount
		Prem.	Withdr.

6/1/2009	The Contract is issued and the owner takes a $3,000 withdrawal	$100,000	$3,000	$97,000	$100,000	$5,000	$2,000	$ —
	The Lifetime Income Percentage is 5.0%. No Roll-Up is applicable since the owner took an immediate withdrawal.

1/1/2010	Enter 2010 tax year			$97,000	$100,000	$5,000	$2,000
	Assume no change in Account Value and the RMD amount for the 2010 tax year is determined to be $6,000 (based on IRA owner’s age and sex).

06/1/2010	Contract anniversary Assume no change in Account Value.			$97,000	$100,000	$5,000 (additional $1,000 will be permitted for RMD)	$5,000	$ —
9/1/2010	Service Center notified $6,000 withdrawal will be taken for RMD purposes		$5,000	$91,000	$100,000	$5,000	$ —	$ —
	Assume Account Value decreased by $6,000 as a result of withdrawal. Cumulative withdrawals during the contract year = $6,000. Since cumulative withdrawals during the contract year is equal to the RMD amount, the $6,000 withdrawal will not reduce the GMWB Base.					(additional $1,000 will be permitted for RMD)

6/1/2011	Contract anniversary			$91,000	$100,000	$5,000	$5,000

Merrill Lynch Life Variable Annuity

Separate Account D (the “Separate Account”)

Flexible Premium Individual Deferred

Variable Annuity Contract (the “Contract”)

issued by

Transamerica Advisors Life Insurance Company

Home Office: 425 West Capital Avenue

Suite 1800

                  Little Rock, Arkansas 72201

Service Center: 4333 Edgewood Road NE

Cedar Rapids, Iowa 52499-0001

Phone: (800) 535-5549

offered through

Transamerica Capital, Inc.

Statement of Additional Information May 1, 2016 Merrill Lynch Investor Choice Annuity® (IRA Series)

This individual deferred variable annuity contract (the “Contract”) is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract must be issued by Transamerica Advisors Life Insurance Company (“Transamerica”) as an Individual Retirement Annuity (“IRA”), Roth IRA, or SEP IRA, that is given qualified tax status or purchased through an established IRA Account, Roth IRA Account, SIMPLE IRA Account, or SEP IRA Account with Merrill Lynch, Pierce, Fenner & Smith Incorporated. Please note that prior to September 25, 2007, this Contract was permitted to be issued as a tax sheltered annuity contract. However, effective September 25, 2007, we no longer accept any additional contributions from any source to your 403(b) Contract. In addition, effective September 25, 2007, we prohibit the issue of a 403(b) Contract in an exchange for the 403(b) contract or custodial account of another provider.

This Statement of Additional Information is not a prospectus and should be read together with the Contract’s Prospectus dated May 1, 2016, which is available on request and without charge by writing to or calling Transamerica at the Service Center address or phone number set forth above.

OTHER INFORMATION	3
Selling the Contract	3
Financial Statements	3
CALCULATION OF YIELDS AND TOTAL RETURNS	3
Money Market Yield	3
Other Subaccount Yields	4
Total Returns	5

2

Other Information

Selling the Contract

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Effective May 1, 2008 Transamerica Capital, Inc. (“Transamerica” or “Distributor”) serves as principal underwriter for the Contracts. Distributor is a California corporation and its home office is located at 1801 California Street, Suite 5200 Denver, Colorado 80202. Distributor is an indirect, wholly owned subsidiary of Aegon USA, Inc. (“Aegon USA”). Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA (formerly NASD, Inc.). Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) formerly served as principal underwriter for the Contracts. MLPF&S is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. MLPF&S is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. MLPF&S is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA. For the years ended December 31, 2015, 2014 and 2013, Transamerica Capital, Inc. received $7,420,382, $7,860,786 and $8,161,679, in commissions.

Financial Statements

The financial statements of Transamerica included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Transamerica to meet any obligations it may have under the Contract.

Calculation of Yields and Total Returns

Money Market Yield

From time to time, Transamerica may quote in advertisements and sales literature the current annualized yield for the Ready Assets Government Liquidity Fund Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

3

Current Yield = ((NCF – ES)/UV) X (365/7)

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Transamerica also may quote the effective yield of the Ready Assets Government Liquidity Fund Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF – ES)/UV))(365/7) – 1

Where:

NCF	=	the net change in the value of the Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of 1 unit.

ES	=	per unit expenses for the hypothetical account for the 7-day period.

UV	=	the unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yields for the Ready Assets Government Liquidity Fund Subaccount will be lower than the yield for the corresponding underlying Fund.

The yields on amounts held in the Ready Assets Government Liquidity Fund Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund’s operating expenses. Yields on amounts held in the Ready Assets Government Liquidity Fund Subaccount may also be presented for periods other than a 7-day period.

Other Subaccount Yields

From time to time, Transamerica may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Ready Assets Government Liquidity Fund Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class (1.25% for the B Class; 1.60% for the C Class; 1.45% for the L Class; and 1.65% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

4

Yield = 2 X ((((NI – ES)/(U X UV)) + 1)(6) – 1)

Where:

NI	=	net investment income of the Fund for the 30-day or one-month period attributable to the subaccount’s units.

ES	=	expenses of the subaccount for the 30-day or one-month period.

U	=	the average number of units outstanding.

UV	=	the unit value at the close of the last day in the 30-day or one-month.

Currently, Transamerica may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the “free withdrawal amount” each year.

Total Returns

From time to time, Transamerica also may quote in sales literature or advertisements, total returns, including “standard” average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges or bonus amounts if applicable.

We must also disclose “non-standard” performance information along with “standard.” “Non-standard” average annual total returns for other periods of time may also be disclosed from time to time. For example, “non-standard” average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class; and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

5

TR = ((ERV/P)(1/N)) – 1

Where:

TR	=	the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and contract fee).

ERV	=	the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

From time to time, Transamerica also may quote in sales literature or advertisements “non-standard” Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such non-standard returns may also be quoted for other periods.

From time to time, Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Transamerica also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the “DCA subaccount”) at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

6

Management Report on Internal Control over Financial Reporting

MANAGEMENT REPORT ON INTERNAL CONTROL OVER FINANCIAL REPORTING

Management is responsible for establishing and maintaining adequate internal control over financial reporting for TALIC to provide reasonable assurance regarding the reliability of our financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Internal control over financial reporting includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of our assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that our receipts and expenditures are being made only in accordance with authorizations of our management and directors; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of our assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Projections of any evaluation of internal control over financial reporting effectiveness to future periods are subject to risks. Over time, controls may become inadequate because of changes in conditions or deterioration in the degree of compliance with policies or procedures.

Management assessed our internal control over financial reporting as of December 31, 2015, the end of our fiscal year. Management based its assessment on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework). Management’s assessment included evaluation of such elements as the design and operating effectiveness of key financial reporting controls, process documentation, accounting policies, and our overall control environment.

Based on the assessment, management has concluded that our internal control over financial reporting was effective as of the end of the fiscal year to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external reporting purposes in accordance with generally accepted accounting principles.

1

2

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder

Transamerica Advisors Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, stockholder’s equity and cash flows present fairly, in all material respects, the financial position of Transamerica Advisors Life Insurance Company at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2015 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 14, 2016

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606
T: (312) 298 2000, F: (312) 298 2001, www.pwc.com

3

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Advisors Life Insurance Company

We have audited the accompanying statement of income, comprehensive income, stockholder’s equity and cash flows of Transamerica Advisors Life Insurance Company for the year ended December 31, 2013. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that om audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, Transamerica Advisors Life Insurance Company results of operations and cash flows for the year ended December 31 , 2013, in conformity with U.S. generally accepted accounting principles.

Des Moines, Iowa

March 27, 2014, except for the impact of a previously described income tax restatement with respect to which the date is April 15, 2015

4

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

BALANCE SHEETS

	December 31,
(dollars in thousands, except share data)	2015	2014
ASSETS
Investments
Fixed maturity available-for-sale securities, at estimated fair value (amortized cost: 2015 - $1,570,693; 2014 - $1,705,721)	$1,665,337	$1,867,913
Equity available-for-sale securities, at estimated fair value (cost: 2015 - $33,777; 2014 - $33,928)	34,667	35,958
Limited partnerships	63,489	64,518
Mortgage loans on real estate	92,914	66,667
Policy loans	661,466	681,071
Derivative assets	10,893	1,055

Total investments	2,528,766	2,717,182

Cash and cash equivalents	236,482	235,034
Accrued investment income	34,481	37,648
Deferred policy acquisition costs	37,500	41,127
Deferred sales inducements	8,517	9,351
Value of business acquired	259,493	268,079
Goodwill	2,800	2,800
Income tax asset	1,512	1,061
Reinsurance receivables - net	68	—
Affiliated short-term note receivable	25,000	—
Receivable for investments sold - net	777	807
Other assets	28,448	25,044
Recoverable of ceded GMIB embedded derivatives, at fair value	61,426	60,573
Separate Accounts assets	5,940,665	6,771,369

Total Assets	$9,165,935	$10,170,075

See Notes to Financial Statements

5

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

BALANCE SHEETS - Continued

	December 31,
(dollars in thousands, except share data)	2015	2014
LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Policyholder liabilities and accruals
Policyholder account balances	$1,154,871	$1,207,763
Future policy benefits	518,911	485,832
Claims and claims settlement expenses	32,410	28,939

Total policyholder liabilities and accruals	1,706,192	1,722,534

Payables for collateral under securities loaned, reverse repurchase agreements and derivatives	194,537	265,880
Checks not yet presented for payment	9,918	13,576
Derivative liabilities	13,075	18,744
Income tax liability	2,086	6,170
Affiliated payables - net	2,875	5,491
Reinsurance payables - net	—	49
Other liabilities	5,086	4,260
Separate Accounts liabilities	5,940,665	6,771,369

Total Liabilities	7,874,434	8,808,073

Stockholder’s Equity
Common stock ($10 par value; authorized 1,000,000 shares; issued and outstanding: 250,000 shares)	2,500	2,500
Additional paid-in capital	1,514,157	1,545,665
Accumulated other comprehensive income, net of taxes	56,591	109,242
Retained deficit	(281,747)	(295,405)

Total Stockholder’s Equity	1,291,501	1,362,002

Total Liabilities and Stockholder’s Equity	$9,165,935	$10,170,075

See Notes to Financial Statements

6

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF INCOME

	For the Years Ended December 31,
(dollars in thousands)	2015	2014	2013
Revenues
Policy charge revenue	$166,746	$177,913	$177,037
Net investment income	112,184	116,938	121,133
Net realized investment gains (losses)
Other-than-temporary impairment losses on securities	—	—	(387)
Portion of other-than-temporary impairments previously recognized in other comprehensive income	(1,873)	(104)	(321)

Net other-than-temporary impairment losses on securities recognized in income	(1,873)	(104)	(708)
Net realized investment gains (losses), excluding other-than-temporary impairment losses on securities	3,563	2,732	(3,787)

Net realized investment gains (losses)	1,690	2,628	(4,495)

Net derivative losses	(37,457)	(76,153)	(259,900)

Total Revenues	243,163	221,326	33,775

Benefits and Expenses
Interest credited to policyholder liabilities	54,914	54,599	56,342
Policy benefits (net of reinsurance recoveries: 2015 - $2,321; 2014 - $4,403; 2013 - $10,562)	105,246	77,877	46,872
Amortization (accretion) of deferred policy acquisition costs	3,783	(6,068)	12,941
Amortization of value of business acquired	22,364	10,840	4,770
Insurance expenses and taxes	47,916	45,121	50,786

Total Benefits and Expenses	234,223	182,369	171,711

Income (Loss) Before Taxes	8,940	38,957	(137,936)

Income Tax Expense (Benefit)	(4,718)	5,424	76,366

Net Income (Loss)	$13,658	$33,533	$(214,302)

See Notes to Financial Statements

7

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended December 31,
(dollars in thousands)	2015	2014	2013
Net Income (Loss)	$13,658	$33,533	$(214,302)

Other Comprehensive Income (Loss)
Net unrealized gains (losses) on available-for-sale securities
Net unrealized holding gains (losses) arising during the period	(69,336)	72,391	(101,760)
Reclassification adjustment for (gains) losses included in net income (loss)	(484)	281	(23,204)

	(69,820)	72,672	(124,964)

Net unrealized gains (losses) on cash flow hedges
Net unrealized gains (losses) on cash flow hedges arising during the period	1,807	(278)	1,756
Reclassification adjustment for losses included in net income (loss)	99	761	57

	1,906	483	1,813

Net unrealized other-than-temporary impairments on securities
Change in previously recognized unrealized other-than-temporary impairments	(741)	2,805	588
Reclassification adjustment for other-than-temporary impairments included in net income (loss)	1,873	104	356

	1,132	2,909	944

Adjustments
Policyholder liabilities	—	—	12,912
Value of business acquired	14,131	(6,525)	20,392
Deferred income taxes	—	—	31,896

	14,131	(6,525)	65,200

Total other comprehensive income (loss), net of taxes	(52,651)	69,539	(57,007)

Comprehensive Income (Loss)	$(38,993)	$103,072	$(271,309)

See Notes to Financial Statements

8

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF STOCKHOLDER’S EQUITY

	For the Years Ended December 31,
(dollars in thousands)	2015	2014	2013
Common Stock	$2,500	$2,500	$2,500
Additional Paid-in Capital
Balance at beginning of period	$1,545,665	$1,366,636	$1,366,636
Capital contributions from AEGON USA, LLC	68,492	179,029	—
Return of capital to AEGON USA, LLC	(100,000)	—	—

Balance at end of period	$1,514,157	$1,545,665	$1,366,636

Accumulated Other Comprehensive Income
Balance at beginning of year	$109,242	$39,703	$96,710
Total other comprehensive income (loss), net of taxes	(52,651)	69,539	(57,007)

Balance at end of year	$56,591	$109,242	$39,703

Retained Deficit
Balance at beginning of year	$(295,405)	$(228,938)	$(14,636)
Net income (loss)	13,658	33,533	(214,302)
Cash dividend paid to AEGON USA, LLC	—	(100,000)	—

Balance at end of year	$(281,747)	$(295,405)	$(228,938)

Total Stockholder’s Equity	$1,291,501	$1,362,002	$1,179,901

See Notes to Financial Statements

9

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
(dollars in thousands)	2015	2014	2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$13,658	$33,533	$(214,302)
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by operating activities:
Change in deferred policy acquisition costs	3,627	(6,258)	12,519
Change in deferred sales inducements	834	(1,807)	2,460
Change in value of business acquired	22,364	10,840	4,770
Change in benefit reserves, net of change in ceded reinsurance recoverable	43,176	14,221	(20,714)
Change in income tax assets and liability, net	(4,535)	6,143	84,720
Change in claims and claims settlement expenses	3,471	651	(12,050)
Change in other operating assets and liabilities, net	(2,124)	4,269	(4,165)
Change in checks not yet presented for payment	(3,658)	5,496	1,539
Amortization of investments	3,046	1,836	2,697
Interest credited to policyholder liabilities	54,914	54,599	56,342
Net derivative losses	37,457	76,153	259,900
Net realized investment (gains) losses	(1,690)	(2,628)	4,495

Net cash and cash equivalents provided by operating activities	170,540	197,048	178,211

CASH FLOWS FROM INVESTING ACTIVITIES
Sales of available-for-sale securities and mortgage loans	231,374	108,086	759,249
Maturities of available-for-sale securities and mortgage loans	351,597	273,144	285,378
Purchases of available-for-sale securities and mortgage loans	(475,044)	(476,897)	(917,337)
Sales of limited partnerships	252	962	1,351
Purchases of limited partnerships	—	(60,000)	—
Change in affiliated short-term note receivable	(25,000)	—	—
Cash received in connection with derivatives	76,494	18,828	76,288
Cash paid in connection with derivatives	(135,918)	(119,059)	(303,826)
Policy loans on insurance contracts, net	19,606	29,015	42,350
Net settlement on futures contracts	(3,030)	(7,819)	8,052
Other	778	(436)	153

Net cash and cash equivalents provided by (used in) investing activities	$41,109	$(234,176)	$(48,342)

See Notes to Financial Statements

10

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

STATEMENTS OF CASH FLOWS - Continued

	For the Years Ended December 31,
(dollars in thousands)	2015	2014	2013
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder deposits	$15,578	$14,734	$26,595
Policyholder withdrawals	(134,335)	(128,712)	(175,979)
Capital contributions from AEGON USA, LLC	68,492	179,029	—
Return of capital to AEGON USA, LLC	(100,000)	—	—
Change in payables for collateral under securities loaned, reverse repurchase agreements and derivatives	(59,936)	5,374	17,856
Dividend cash paid to AEGON USA, LLC	—	(100,000)	—

Net cash and cash equivalents used in financing activities	(210,201)	(29,575)	(131,528)

Net increase (decrease) in cash and cash equivalents (a)	1,448	(66,703)	(1,659)
Cash and cash equivalents, beginning of year	235,034	301,737	303,396

Cash and cash equivalents, end of year	$236,482	$235,034	$301,737

(a)	Included in net increase (decrease) in cash and cash equivalents is interest paid (2015 - $15; 2014 - $5; 2013 - $ 4); and income taxes paid ( 2015 - $0; 2014 -$0; 2013 - $136)

See Notes to Financial Statements

11

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY

(A WHOLLY OWNED SUBSIDIARY OF TRANSAMERICA CORPORATION)

NOTES TO FINANCIAL STATEMENTS

(Dollars in Thousands)

Note 1. Summary of Significant Accounting Policies

Basis of Presentation

Transamerica Advisors Life Insurance Company (“TALIC” or the “Company”) is a wholly owned subsidiary of Transamerica Corporation which is an indirect wholly owned subsidiary of AEGON N.V., a limited liability share company organized under Dutch law. The Company was formerly a wholly owned subsidiary of AEGON USA, LLC which merged into Transamerica Corporation effective December 31, 2015. AEGON N.V. and its subsidiaries and joint ventures have life insurance and pension operations in over twenty countries in Europe, the Americas, and Asia and are also active in savings and investment operations, accident and health insurance, general insurance and limited banking operations in a number of these countries.

The Company is a life insurance company, who conducts its business primarily in the annuity markets and to a lesser extent in the life insurance markets of the financial services industry. The Company is domiciled in the State of Arkansas and is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. Currently, the Company is not issuing new life insurance, variable annuity and market value adjusted annuity products. In 2012, the Company began selling a fixed contingent annuity (also sometimes referred to as a contingent deferred annuity (“CDA”)) that includes a stand-alone living benefit (“SALB”). A SALB is essentially a guaranteed lifetime withdrawal benefit which exists independently and is applied to mutual funds and exchange traded funds. As of November 22, 2015, the Company no longer issues CDAs to new investors. Existing certificate owners of the CDA will not be affected and may continue to make subsequent contributions, as permitted by the terms of the CDA.

Basis of Reporting

The accompanying financial statements have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The Company also submits financial statements to insurance industry regulatory authorities, which are prepared on the basis of statutory accounting principles (“SAP”). The significant accounting policies and related judgments underlying the accompanying financial statements are summarized below.

Income before taxes and net income for the year ended December 31, 2015 reflects a net increase of $3,400 reflecting prior period errors corrected during the year. These include three items that relate to the Company’s model validation initiatives: 1) a $3,700 correction relating to incorrect fee assumptions for revenue sharing, investment management, and fund facilitation fees for variable deferred annuity separate account funds reserve models; 2) a $300 correction relating to variable deferred annuity liabilities specifically implementation issues with Guaranteed Life Withdraw Benefits (“GLWB”) assumptions and incorrect inputs of a GLWB ratchet feature; and 3) an ($800) correction of an error identified in the implementation of the guaranteed minimum death benefit (“GMDB”) lapse assumption which applies to policies without Living Benefit Rider. In addition, a $200 correction was made to ceded reserves for the incorrect assumption that all treaties were monthly renewable term (MRT) when some treaties were actually yearly renewable term (YRT). Management has evaluated the errors and related corrections and concluded that they are not material to any previously reported quarterly or annual financial statements or to the current year.

Certain corrections have been made to prior period financial statements. In the Statements of Other Comprehensive Income, unrealized losses of $5,818 and $1,888 for the year ended December 31, 2014 and 2013, respectively, were reclassified from “Change in previously recognized unrealized other-than-temporary impairments” to “Net unrealized holding gains arising during the period”. On the Statements of Income, “Reinsurance premium ceded” of $5,384 and $8,559 for the years ended December 31, 2014 and 2013, respectively, have been reclassified to “Policy charge revenue”. In the Balance Sheets, Income taxes, net has been reclassified into new financial statement line items titled “Income tax asset” and “Income tax liability” for $1,061 and $6,170, respectively, at December 31, 2014. In the Balance Sheets, reinsurance on guaranteed minimum income benefit riders (“GMIB reinsurance”), has been reclassified from “Future policy benefits” into new financial statement line items titled “Recoverable of ceded GMIB embedded derivatives, at fair value” for $61,573 at December 31, 2014. There was no effect on net income, total other comprehensive income or stockholder’s equity of the prior period. Management has evaluated the errors and related corrections and concluded that they were not material to any previously reported quarterly or annual financial statements.

12

Accounting Estimates and Assumptions

The preparation of financial statements in conformity to GAAP requires management to make estimates and assumptions affecting the reported amounts of assets, liabilities, revenues and expenses and the disclosures of contingent assets and liabilities. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets, asset valuation allowances, deferred policy acquisition costs, deferred sales inducements, value of business acquired, goodwill, policyholder liabilities, income taxes, and potential effects of unresolved litigated matters.

Investments

Fixed maturity and equity securities

The Company’s investments consist principally of fixed maturity and equity securities that are classified as available-for-sale (“AFS”) which are reported at estimated fair value. The fair values of fixed maturity and equity securities are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy that dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. If broker quotes are not available, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs periodic in-depth reviews of prices received from third-party pricing services. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from third-party services and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar fixed maturities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports that highlight significant price changes, stale prices or un-priced securities. Additionally, the Company performs back testing on a sample basis. Back testing involves selecting a sample of securities trades and comparing the prices in those transactions to prices used for financial reporting. Significant variances between the price used for financial reporting and the transaction price are investigated to explain the cause of the difference.

The Company’s portfolio of private placement securities is valued using a matrix pricing methodology. The pricing methodology is obtained from a third party service and indicates current spreads for securities based on weighted average life, credit rating and industry sector. Monthly, the Company reviews the matrix to ensure the spreads are reasonable by comparing them to observed spreads for similar securities traded in the market. In order to account for the illiquid nature of these securities, illiquidity premiums are included in the valuation and are determined based upon the pricing of recent transactions in the private placement market, as well as by comparing the value of the privately offered security to a similar public security. The impact of the illiquidity premium to the overall valuation was 2% of the fair value at December 31, 2015 and 2014, respectively.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Investment transactions are recorded on the trade date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification.

13

Changes in the fair value of fixed maturity and equity securities deemed to be AFS securities are reported as a component of accumulated other comprehensive income (loss), net of taxes on the Balance Sheets and are not reflected in the Statements of Income until a sale transaction occurs or when credit-related declines in estimated fair value are deemed other-than-temporary.

Other-than-temporary impairments (“OTTI”)

The Company regularly reviews each investment in its fixed maturity and equity AFS securities portfolio to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. Management makes this determination through a series of discussions with the Company’s portfolio managers and credit analysts, and review of information obtained from external sources (i.e., company announcements, ratings agency announcements, or news wire releases). For fixed maturity AFS securities, the Company also considers whether it is more likely than not that it will be required to sell the debt security before its anticipated recovery. The factors that may give rise to a potential OTTI include, but are not limited to, 1) certain credit-related events such as default of principal or interest payments by the issuer, 2) bankruptcy of issuer, 3) certain security restructurings, and iv) fair market value less than cost or amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management’s best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available. For equity securities, once management determines a decline in the value of an AFS security is other-than-temporary, the cost basis of the equity security is reduced to its fair value, with a corresponding charge to earnings.

For fixed maturity AFS securities, an OTTI must be recognized in earnings when an entity either 1) has the intent to sell the debt security or 2) is more likely than not to be required to sell the debt security before its anticipated recovery. If the Company meets either of these criteria, the OTTI is recognized in earnings in an amount equal to the entire difference between the security’s amortized cost basis and its fair value at the balance sheet date. For fixed maturity AFS securities in unrealized loss positions that do not meet these criteria, the Company must analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows. If the net present value is less than the amortized cost of the investment, an OTTI is recorded. The OTTI is separated into two pieces: an amount representing the credit loss, where the present value of cash flows expected to be collected is less than the amortized cost basis of the security, and an amount related to all other factors (referred to as the non credit portion). The credit loss is recognized in earnings and the non credit loss is recognized in other comprehensive income (“OCI”), net of applicable taxes and value of business acquired. Management records subsequent changes in the estimated fair value (positive and negative) of fixed maturity AFS securities for which non credit OTTI was previously recognized in OCI in OCI-OTTI.

Limited partnerships

At December 31, 2015 and 2014, the Company had investments in two limited partnerships that were not publicly traded. Both partnerships are carried at estimated fair value determined for which one is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis and the other from which management is able to determine that observable market inputs have been used. The valuation utilizing the underlying financial statements is on a one quarter lag.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances and general reserves. The fair value of mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or similar remaining maturities. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income along with mortgage loan fees, which are recorded as they are incurred.

Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated collateral value. Changing economic conditions impact the Company’s valuation of mortgage loans.

14

Changing vacancies and rents are incorporated into the discounted cash flow analysis that the Company performs for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for losses. In addition, the Company continues to monitor the entire commercial mortgage loan portfolio to identify risk. Areas of emphasis are properties that have deteriorating credits or have experienced debt coverage reduction. Where warranted, the Company has established or increased loss reserves based upon this analysis. The Company does not accrue interest on loans ninety days past due. The Company also establishes a general reserve which is calculated by applying a percentage, based on risk rating and maturity, to the outstanding loan balance.

Policy loans

Policy loans on insurance contracts are stated at unpaid principal balances. Due to the collateralized nature of policy loans, the Company believes that the fair value of policy loans approximates book value. Policy loans are funds provided to policy holders in return for a claim on the policy. The funds provided are limited to the cash surrender value of the underlying policy. Policy loans have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy.

Derivatives and Hedge Accounting

Derivatives are primarily used by the Company to manage risk associated with interest rate or equity market risk or volatility. Freestanding derivatives are carried in the Balance Sheets at fair value. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivatives are reported in net derivative gains (losses) in the Statements of Income.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. For hedge accounting purposes, a distinction is made between fair value hedges, cash flow hedges and hedges of a net investment in a foreign operation. Currently and during the periods covered by the accompanying financial statements, the Company only has had cash flow hedges.

A cash flow hedge is the hedge of the exposure to variability of cash flows to be received or paid related to a recognized asset or liability. For derivatives that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into the Statements of Income when the Company’s earnings are affected by the variability of the hedged item. Any hedge ineffectiveness is recognized as a component of net derivative gains (losses) in the Statements of Income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less. Cash and cash equivalents are primarily valued at amortized cost, which approximates fair value.

Checks Not Yet Presented for Payment

The Company’s checks not yet presented for payment consists of checks written that have not yet cleared the Company’s bank accounts. The majority of the Company’s bank accounts are zero balance accounts that are funded at the time items clear against the account; therefore, the outstanding checks represent immediately payable liabilities. Because the recipients of these checks have generally not yet received payment, the Company classifies the outstanding checks as a liability. Checks not yet presented for payment are classified in the cash flows from operating activities section of the Company’s Statement of Cash Flows.

Securities Lending

Financial assets that are lent to a third party or that are transferred subject to a repurchase agreement at a fixed price are not derecognized as the Company retains substantially all the risks and rewards of asset ownership. The loaned securities are included in fixed maturity AFS securities in the Balance Sheets. A liability is recognized for cash collateral received, required initially at 102%, on which interest is accrued. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned securities.

15

Reverse Repurchase Agreements

The Company enters into dollar roll repurchase agreement transactions whereby the Company takes delivery of pools of mortgage-backed securities (“MBS”) and sells them to counterparty along with an agreement to repurchase substantially the same pools at some point in the future, typically one month later. These transactions are accounted for as collateralized borrowings, and the repurchase agreement liability is included in the balance sheets in payables for collateral under securities loaned, reverse repurchase agreements, and derivatives. There is a risk that the MBS pools will not be delivered by the counterparty upon the maturity of the repurchase agreement. However, this risk is considered to be very low as the U.S. MBS market is well-established, deep, and liquid for securities that the counterparty can utilize to source pools required to satisfy its obligation. Counterparties for MBS pools must pass internal credit underwriting standards prior to initiating repurchase agreement transactions. In addition, each month the value of the cash collateral is reset based on the change in the fair value of the MBS, thereby minimizing the amount of counterparty exposure.

Value of Business Acquired (“VOBA”), Deferred Policy Acquisition Costs (“DAC”) and Deferred Sales Inducements (“DSI”)

VOBA

VOBA reflects the estimated fair value of in force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, for each block of business, of future policy and contract charges, premiums, mortality, policyholder behavior, Separate Account performance, operating expenses, investment returns, and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience. The long-term growth rate assumption for the amortization of VOBA was 8% at December 31, 2015 and 2014.

For acquired annuity and variable life insurance contracts, VOBA is amortized in proportion to estimated gross profits arising principally from investment margins, mortality and expense margins, rider margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. Revisions in estimates result in changes to the amounts amortized in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than the unamortized balance. See Note 4 to the financial statements for further discussion.

DAC

The costs of acquiring business, principally commissions, certain expenses related to policy issuance, and certain variable sales expenses that relate to and vary with the production of new and renewal business are deferred and amortized based on the estimated future gross profits for the group of acquired contracts. DAC are subject to recoverability testing at the time of the policy issuance and loss recognition testing at the end of each reporting period.

DAC for variable annuities is amortized with interest over the anticipated lives of the insurance contracts in relation to the present values of estimated future gross profits from asset-based fees, guaranteed benefit rider fees, contract fees, and surrender charges, less a provision for guaranteed death and living benefit expenses, policy maintenance expenses, and non-capitalized commissions. The long-term equity growth rate assumption for the amortization of DAC was 8% at December 31, 2015 and 2014. Future gross profit estimates are subject to periodic evaluation with necessary revisions applied against amortization to date. The impact of revisions and assumptions to estimates on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. Changes in assumptions can have a significant impact on the amount of DAC reported and the related amortization patterns. In general, increases in the estimated Separate Accounts return and decreases in surrender or mortality assumptions increase the expected future profitability of the underlying business and may lower the rate of DAC amortization. Conversely, decreases in the estimated Separate Accounts returns and increases in surrender or mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

16

At December 31, 2015 and 2014, variable annuities accounted for the Company’s entire DAC asset. See Note 4 to the Financial Statements for further discussion.

DSI

The Company offers a sales inducement whereby the contract owner receives a bonus that increases the initial account balance by an amount equal to a specified percentage of the contract owner’s deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. The long-term equity growth rate assumption for the amortization of DSI was 8% at December 31, 2015 and 2014. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as “unlocking”. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the DSI asset.

The expense and the subsequent capitalization and amortization (accretion) are recorded as a component of policy benefits in the Statements of Income. At December 31, 2015 and 2014, variable annuities accounted for the Company’s entire DSI asset. See Note 4 to the Financial Statements for further discussion.

Goodwill

Goodwill is the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill and intangible assets with indefinite lives are not amortized, but are subject to impairment tests conducted at least annually. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the “reporting unit” level. A reporting unit represents the operating segment which is the level at which the financial information is prepared and regularly reviewed by management. The entire asset amount has been allocated to annuities. Goodwill is reviewed for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator, or unanticipated competition would cause the Company to review the carrying amounts of goodwill for impairment. When considered impaired, the carrying amounts are written down to fair value based primarily on discounted cash flows. The Company performed annual tests of goodwill at December 31, 2015, 2014, and 2013 and determined there was no impairment of goodwill because the fair value of the goodwill was substantially in excess of its carrying amount.

Separate Accounts

The Company’s Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life insurance contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Income. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Income.

Policyholder Account Balances

The Company’s liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the Balance Sheet dates. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders’ withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company’s fixed rate products are as follows:

	2015	2014
Interest-sensitive life products	4.00%	4.00%
Interest-sensitive deferred annuities	0.25% - 4.90%	0.25% - 4.90%

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These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

Future Policy Benefits

The Company’s liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities were in the range of 0.01% to 8.8% and 0.01% to 7.44% during 2015 and 2014 respectively. See Note 5 to the Financial Statements for further discussion.

Revenue Recognition

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable annuity contracts are recognized when policy charges are assessed or earned.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for variable life insurance contracts are recognized when policy charges are assessed or earned.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. Revenues for interest-sensitive annuity and life insurance contracts are recognized when investment income and investment sales are earned while revenues for contract charges are recognized when assessed or earned.

Revenues for CDAs consist of fees assessed based on a percentage of the participants covered asset pool, which are assets that are not internally managed by the Company. Fees on CDAs are recognized as they are assessed or earned.

Claims and Claims Settlement Expenses

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

Income Taxes

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with GAAP guidance. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net income (loss) in the year during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are issued, provided they give evidence of conditions that existed at the balance sheet date. No subsequent events have been identified through April 14, 2016.

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves.

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Current Accounting Guidance

Accounting Standards Codification (“ASC”) 860, Transfers and Servicing

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The guidance requires repurchase-to-maturity transactions to be accounted for as secured borrowings and amends accounting for repurchase financings. It also requires disclosure for (1) repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings and (2) certain transactions accounted for as a sale. The guidance was effective for the Company on January 1, 2015, except for disclosure requirements for certain transactions accounted for as secured borrowings which were effective on April 1, 2015. The new accounting requirements did not impact the Company’s results of operations or financial position. The adoption of the guidance had an impact on the Company’s disclosures. See Note 3 for disclosure impacts.

Future Accounting Guidance

ASC 825, Financial Instruments - Overall

In January 2016, FASB issued ASU No. 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. For the Company, the amendments in this guidance are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. With certain exceptions, early adoption is not permitted. The amendments in this guidance are to be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for those related to equity securities without readily determinable fair values (including disclosure requirements) which are to be applied prospectively to equity investments that exist as of the date of adoption of the update. The Company is currently evaluating the impact that ASU 2016-01 will have on its financial statements and disclosures.

ASC 740, Income Taxes

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of

Deferred Taxes, which requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. This ASU simplifies current guidance which requires an entity to separate deferred income tax liabilities and assets into current and noncurrent amounts in a classified statement of financial position. The amendments in this ASU are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The amendments may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented.

ASC 205, Presentation of Financial Statements

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance requires an entity’s management to evaluate whether there are conditions or events that, considered in the aggregate, raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. It also requires disclosures under certain circumstances. The guidance is effective for annual periods ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Implementation of the ASC will not affect the Company’s financial position or results of operations. The Company is in the process of reviewing its policies and processes to ensure compliance with the new guidance.

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ASC 606, Revenue from Contracts with Customers

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers: Topic 606. The guidance in this update supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry- specific guidance unless the contracts are within the scope of other standards (for example, financial instruments, insurance contracts or lease contracts). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance establishes a five-step process to achieve this core principle. In August 2015, FASB issued ASU 2015-14, Deferral of the Effective Date that defers the effective date of ASU 2014-09 by one year. As a result, TALIC will apply the ASU beginning in 2018, using either of two methods: retrospective to each prior reporting period presented with certain practical expedients, or retrospective with the cumulative effect of initial application recognized at the date of initial application subject to certain additional disclosures. Early application of ASU 2014-09 is permitted, but not before interim and annual reporting periods beginning after December 15, 2017. The Company has not yet selected a transition method and is evaluating the impact that adoption of this update will have on the Company’s financial position and results of operation.

Note 2. Fair Value of Financial Instruments

Fair Value Measurements

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company recognizes transfers between levels at the beginning of the quarter.

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The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity available-for-sale (“AFS”) securities (a)
Corporate securities	$—	$1,016,792	$—	$1,016,792
Asset-backed securities	—	115,988	6,666	122,654
Commercial mortgage-backed securities	—	71,683	—	71,683
Residential mortgage-backed securities	—	59,265	—	59,265
Municipals	—	807	—	807
Government and government agencies
United States	386,288	—	—	386,288
Foreign	1,499	6,349	—	7,848

Total fixed maturity AFS securities (a)	387,787	1,270,884	6,666	1,665,337
Equity securities (a)
Banking securities	—	28,673	—	28,673
Industrial securities	—	5,994	—	5,994

Total equity securities (a)	—	34,667	—	34,667
Cash equivalents (b)	—	234,500	—	234,500
Derivative assets (c)	—	10,893	—	10,893
Limited partnerships (d)	—	61,373	2,116	63,489
Recoverable of ceded GMIB embedded derivatives (e)	—	—	61,426	61,426
Separate Accounts assets (f)	5,940,665	—	—	5,940,665

Total assets	$6,328,452	$1,612,317	$70,208	$8,010,977

Liabilities
Future policy benefits (embedded derivatives only) (g)	$—	$—	$61,129	$61,129
Derivative liabilities (c)	—	13,075	—	13,075

Total liabilities	$—	$13,075	$61,129	$74,204

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	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Fixed maturity AFS securities (a)
Corporate securities	$—	$1,177,409	$—	$1,177,409
Asset-backed securities	—	124,686	8,474	133,160
Commercial mortgage-backed securities	—	100,801	—	100,801
Residential mortgage-backed securities	—	45,447	—	45,447
Municipals	—	800	—	800
Government and government agencies
United States	400,251	—	—	400,251
Foreign	3,564	6,481	—	10,045

Total fixed maturity AFS securities (a)	403,815	1,455,624	8,474	1,867,913
Equity securities (a)
Banking securities	—	29,702	—	29,702
Industrial securities	—	6,256	—	6,256

Total equity securities (a)	—	35,958	—	35,958
Cash equivalents (b)	—	232,509	—	232,509
Derivative assets (c)	—	1,055	—	1,055
Limited partnerships (d)	—	60,432	4,086	64,518
Recoverable of ceded GMIB embedded derivatives (e)	—	—	60,573	60,573
Separate Accounts assets (f)	6,771,369	—	—	6,771,369

Total assets	$7,175,184	$1,785,578	$73,133	$9,033,895

Liabilities
Future policy benefits (embedded derivatives only) (g)	$—	$—	$61,206	$61,206
Derivative liabilities (c)	—	18,744	—	18,744

Total liabilities	$—	$18,744	$61,206	$79,950

(a)	Securities are classified as Level 1 if the fair value is determined by observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date. Level 1 securities primarily include highly liquid U.S. Treasury and U.S. government agency securities. Securities are classified as Level 2 if the fair value is determined by observable inputs, other than quoted prices included in Level 1, for the asset or prices for similar assets. Securities are classified as Level 3 if the valuations are derived from techniques in which one or more of the significant inputs are unobservable. Level 3 consists principally of fixed maturity securities whose fair value is estimated based on non-binding broker quotes and internal models. These internal models primarily use projected cash flows discounted using relevant risk spreads and market interest rate curves. At December 31, 2015 there were no fixed maturity AFS securities valued using internal models. At December 31, 2014, less than 0.5% of fixed maturity AFS securities were valued using internal models.
(b)	Cash equivalents are primarily valued at amortized cost, which approximates fair value. Operating cash is not included in the above table.
(c)	Level 2 derivatives include interest rate swaps, inflation swaps, variance swaps, total return swaps, and credit default swaps for which the Company utilized readily accessible quoted index levels and broker quotes. The fair value of interest rate swaps is calculated based on the change in the underlying floating rate curve (LIBOR) at the reporting date, as compared to the fixed leg of the swap. The fair value for inflation swaps is calculated as the difference between the consumer price index (or related readily accessible quoted inflation index level) at the reporting date from the last reset date, multiplied by the notional value of the swap. The fair value for the variance swaps is calculated as the difference between the estimated volatility of the underlying Standard and Poor’s 500 Composite Stock Price Index (“S&P”) at maturity to the actual volatility of the underlying S&P index at initiation (i.e., strike) multiplied by the notional value of the swap. Total return swaps are valued based on the change in the underlying equity index as of the last reset date. Credit default swaps are valued using a discounted cash flow model where future premium payments and protection payments are corrected for the probability of default which is modeled using an arbitrage free credit spread model.

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(d)	Limited partnership investments in which management is able to determine that observable market inputs have been used and can be redeemed at the net asset value in 90 days or less are considered Level 2. The Company has an investment in a limited partnership for which the fair value is derived from management’s review of the financial information obtained from the private equity fund prepared on a GAAP basis and is considered a Level 3 measurement. The valuation utilizing these financial statements is on a one quarter lag.
(e)	GMIB reinsurance is treated as embedded derivatives and is reported as recoverable of ceded GMIB embedded derivatives, at fair value in the Balance Sheets.
(f)	Separate Accounts assets are carried at the net asset value provided by the fund managers.
(g)	The Company issued contracts containing guaranteed minimum withdrawal benefit riders (“GMWB”) and obtained GMIB reinsurance. GMWB and GMIB reinsurance are treated as embedded derivatives and are required to be reported separately from the host contract. In addition, the Company issues SALB contracts which are required to be reported at fair value. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees, their fair values are determined using stochastic techniques under a variety of market return, discount rates and actuarial assumptions. Since many of the assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 of the fair value hierarchy.

During 2015 and 2014, there were no transfers between level 1 and 2, respectively.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets at December 31, 2015 and 2014:

	Twelve Months Ended		Twelve Months Ended
	December 31, 2015		December 31, 2014
		Fixed		Fixed
	Limited	Maturity AFS	Limited	Maturity AFS
	Partnership	Securities	Partnership	Securities
Balance at beginning of period (a)	$4,086	$8,474	$5,044	$6,428
Change in unrealized losses (b)	—	(376)	—	(72)
Purchases	—	1,999	—	—
Sales	(252)	(126)	(962)	(30)
Transfers into Level 3	—	2,049	—	3,744
Transfers out of Level 3	—	(5,354)	—	(1,596)
Changes in valuation (c)	(1,718)	—	4	—

Balance at end of period (a)	$2,116	$6,666	$4,086	$8,474

(a)	Recorded as a component of limited partnerships and fixed maturity AFS in the Balance Sheets.
(b)	Recorded as a component of Other Comprehensive Income (loss) in net unrelized holding gains (losses) on AFS securites araising during the period.
(c)	Recorded as a component of net investment income in the Statements of Income.

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investments will be classified as Level 2. If not, the investments are classified as Level 3 due to the unobservable nature of the brokers’ valuation processes. The decrease in Level 3 fixed maturity AFS securities at December 31, 2015 was due to two securities transferring from Level 3 to Level 2 due to the availability of market observable data. The decrease was partially offset by a purchase of a Level 3 security and the transfer of a security from Level 2 to Level 3 due to the unavailability of market observable data. The increase in Level 3 fixed maturity AFS securities at December 31, 2014 was due to a security transferring from Level 2 to Level 3 due to the unavailability of market observable data. The increase was partially offset by a security transferring from Level 3 to Level 2 due to the availability of market observable data.

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The Company’s Level 3 liabilities (assets) consist of provisions for GMWB, SALB and GMIB reinsurance. The fair value of these guarantees is calculated as the present value of future expected payments to policyholders less the present value of assessed fees attributable to the guarantees. Given the complexity and long-term nature of these guarantees which are unlike instruments available in financial markets, their fair values are determined using stochastic techniques under a variety of market return scenarios. A variety of factors are considered, including expected market rates of return, equity and interest rate volatility, credit spread, correlations of market returns, discount rates and actuarial assumptions. For GMWB and SALB, an increase (decrease) in credit spread in isolation would result in a lower (higher) fair value measurement and increases (decreases) in volatility in isolation would result in a higher (lower) fair value measurement. Changes in the Company’s credit spread and volatility assumption have an inverse reaction for GMIB reinsurance, due to this reserve being an asset.

The expected returns are based on risk-free rates, such as the current London Inter-Bank Offered Rate (“LIBOR”) forward curve. The credit spread, which is the most significant unobservable input, is set by using the credit default swap (“CDS”) spreads of a reference portfolio of life insurance companies, adjusted to reflect the subordination of senior debt holders at the holding company level to the position of policyholders at the operating company level (who have priority in payments to other creditors). The credit spread was 40 basis points (“bps”) and 30 bps at December 31, 2015 and 2014, respectively.

For equity volatility, the Company uses a term structure assumption with market-based implied volatility inputs for the first five years and a long-term forward rate assumption of 25% thereafter. The volume of observable option trading from which volatilities are derived generally declines as the contracts’ term increases, therefore, the volatility curve grades from implied volatilities for five years to the ultimate rate. The resulting volatility assumption in year 20 for the S&P (expressed as a spot rate) was 24.2% and 24.3% at December 31, 2015 and 2014, respectively. Correlations of market returns across underlying indices are based on historical market returns and their inter-relationships over a number of years preceding the valuation date. Assumptions regarding policyholder behavior, such as lapses, included in the models are derived in the same way as the assumptions used to measure insurance liabilities. These assumptions are reviewed at each valuation date and updated based on historical experience and observable market data as required.

The following table provides a summary of the changes in fair value of the Company’s Level 3 liabilities (assets) at December 31, 2015 and 2014:

	Twelve Months Ended			Twelve Months Ended
	December 31, 2015			December 31, 2014
		GMIB			GMIB
	GMWB	Reinsurance	SALB	GMWB	Reinsurance	SALB
Balance at beginning of period (a)	$60,702	$(60,573)	$504	$21,776	$(39,345)	$41
Changes in interest rates (b)	(1,890)	979	—	30,760	(26,759)	—
Changes in equity markets (b)	9,182	(1,976)	7	762	2,330	463
Other (b)	(7,376)	144	—	7,404	3,201	—

Balance at end of period (a)	$60,618	$(61,426)	$511	$60,702	$(60,573)	$504

(a)	GMWB and SALB are recorded as a component of future policy benefits in the Balance Sheets and GMIB reinsurance is recorded as recoverable of codded GMIB embeded derivatives, at fair value in the Balance Sheets.
(b)	Recorded as a component of policy benefits in the Statements of Income.

During 2015, the change in the fair value of the GMWB and GMIB reinsurance guarantees was primarily driven by lower than expected equity market performance and updated policy holder behavior assumptions. During 2014, the change in the fair value GMWB and GMIB reinsurance guarantees was primarily driven by declining interest rates and updated policyholder behavior assumptions. During 2015 and 2014, the change in the SALB reserve was due to an increase in fees collected.

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The following table provides a summary of the quantitative inputs and assumptions of the Company’s Level 3 assets and liabilities at December 31, 2015 and 2014:

	December 31,
	2015
	Estimated			Range
Description	Fair Value	Valuation Techniques	Unobservable Inputs	(Weighted Average)
Assets
Fixed maturity securities
Asset-backed securities	$6,666	Broker	See comment below (a)	See comment below (a)

Total fixed maturity securities	6,666
Limited partnership	2,116	Not applicable (a)	Not applicable (b)	Not applicable (b)
Future policy benefits (embedded derivatives) - GMIB Reinsurance	61,426	Discounted cash flows	Own credit risk	40 bps
			Long-term volatility	25%

Total assets	$70,208

Liabilities
Future policy benefits (embedded derivatives) - GMWB	$60,618	Discounted cash flows	Own credit risk	40 bps
			Long-term volatility	25%
Future policy benefits - SALB	511	See comment below (b)	See comment below (b)	See comment below (b)

Total liabilities	$61,129

	December 31,
	2014
	Estimated			Range
Description	Fair Value	Valuation Techniques	Unobservable Inputs	(Weighted Average)
Assets
Fixed maturity securities
Asset-backed securities	$8,474	Broker	See comment below (a)	See comment below (a)

Total fixed maturity securities	8,474
Limited partnership	4,086	Not applicable (b)	Not applicable (b)	Not applicable (b)
Future policy benefits (embedded derivatives) - GMIB Reinsurance	60,573	Discounted cash flows	Own credit risk	30 bps
			Long-term volatility	25%

Total assets	$73,133

Liabilities
Future policy benefits (embedded derivatives) - GMWB	$60,702	Discounted cash flows	Own credit risk	30 bps
			Long-term volatility	25%
Future policy benefits - SALB	504	See comment below (c)	See comment below (c)	See comment below (c)

Total liabilities	$61,206

(a)	The Company has obtained non-binding broker quotes that cannot be corroborated by market observable data, to assist in determining fair value of the level 3 asset-back securities. The Company does not receive the unobservable inputs used by the broker but performs annual reviews to approve the use of brokers and an asset specialist review of the broker price.
(b)	The Company has an investment in a limited partnership for which the fair value is derived from management’s review of the underlying financial statements that were prepared on a GAAP basis. Management did not make any adjustments to the valuation from the underlying financial statements. As a result, inputs are not developed by management to determine the fair value measurement for this investment.
(c)	The SALB is a product with fewer than 150 policies. Due to the small size of this block the liability was determined based on fees earned.

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The following table provides the estimated fair value of the Company’s assets not carried at fair value on the Balance Sheets at December 31, 2015 and 2014:

	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans on real estate (a)	$—	$—	$92,923	$92,923
Policy loans (b)	—	661,466	—	661,466

Total assets	$—	$661,466	$92,923	$754,389

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets
Mortgage loans on real estate (a)	$—	$—	$71,433	$71,433
Policy loans (b)	—	681,071	—	681,071

Total assets	$—	$681,071	$71,433	$752,504

(a)	The fair value of mortgage loans on real estate is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and/or remaining maturities.
(b)	Policy loans are stated at unpaid principal balance. The fair value of policy loans approximates book value.

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Note 3. Investments

Fixed Maturity and Equity Securities

The amortized cost/cost and estimated fair value of investments in fixed maturity and equity AFS securities at December 31, 2015 and 2014 were:

	December 31, 2015
		Gross Unrealized		Estimated
	Amortized			Fair	OTTI
	Cost/Cost	Gains	Losses	Value	in AOCI (a)
Fixed maturity AFS securities
Corporate securities	$977,900	$57,648	$(18,756)	$1,016,792	$—
Asset-backed securities	118,993	4,140	(479)	122,654	(42)
Commercial mortgage-backed securities	70,083	1,904	(304)	71,683	—
Residential mortgage-backed securities	56,527	2,819	(81)	59,265	—
Municipals	913	—	(106)	807	—
Government and government agencies
United States	339,686	46,634	(32)	386,288	—
Foreign	6,591	1,257	—	7,848	—

Total fixed maturity AFS securities	$1,570,693	$114,402	$(19,758)	$1,665,337	$(42)

Equity securities
Banking securities	$27,986	$1,769	$(1,082)	$28,673	$—
Industrial securities	5,791	203	—	5,994	—

Total equity securities	$33,777	$1,972	$(1,082)	$34,667	$—

	December 31, 2014
		Gross Unrealized		Estimated
	Amortized			Fair	OTTI
	Cost/Cost	Gains	Losses	Value	in AOCI (a)
Fixed maturity AFS securities
Corporate securities	$1,095,082	$89,852	$(7,525)	$1,177,409	$—
Asset-backed securities	127,803	5,743	(386)	133,160	(97)
Commercial mortgage-backed securities	96,594	4,341	(134)	100,801	—
Residential mortgage-backed securities	42,205	3,244	(2)	45,447	—
Municipals	916	—	(116)	800	—
Government and government agencies
United States	334,448	65,805	(2)	400,251	—
Foreign	8,673	1,372	—	10,045	—

Total fixed maturity AFS securities	$1,705,721	$170,357	$(8,165)	$1,867,913	$(97)

Equity securities
Banking securities	$28,137	$2,135	$(570)	$29,702	$—
Industrial securities	5,791	465	—	6,256	—

Total equity securities	$33,928	$2,600	$(570)	$35,958	$—

(a)	Represents OTTI in AOCI, which were not included in earnings. Amount excludes $2,515 and $3,202 of unrealized gains at December 31, 2015 and 2014, respectively.

Excluding investments in U.S. government and government agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

The amortized cost and estimated fair value of fixed maturity AFS securities by investment grade at December 31, 2015 and 2014 were:

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	December 31, 2015		December 31, 2014
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Investment grade	$1,467,677	$1,565,053	$1,615,944	$1,776,153
Below investment grade	103,016	100,284	89,777	91,760

Total fixed maturity AFS securities	$1,570,693	$1,665,337	$1,705,721	$1,867,913

At December 31, 2015 and 2014, the estimated fair value of fixed maturity securities rated BBB- was $79,958 and $107,865, respectively, which is the lowest investment grade rating given by S&P. Below investment grade securities are speculative and are subject to significantly greater risks related to the creditworthiness of the issuers and the liquidity of the market for such securities. The Company closely monitors such investments.

The amortized cost and estimated fair value of fixed maturity AFS securities at December 31, 2015 and 2014 by contractual maturities were:

	December 31, 2015		December 31, 2014
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Fixed maturity AFS securities
Due in one year or less	$64,114	$65,086	$61,405	$62,356
Due after one year through five years	564,707	599,965	480,098	514,063
Due after five years through ten years	230,858	230,815	453,522	481,957
Due after ten years	465,410	515,868	444,094	530,129

	1,325,089	1,411,734	1,439,119	1,588,505
Mortgage-backed securities and other asset-backed securities	245,604	253,603	266,602	279,408

Total fixed maturity AFS securities	$1,570,693	$1,665,337	$1,705,721	$1,867,913

In the preceding table fixed maturity securities not due at a single maturity date, have been included in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The Company had investment securities with an estimated fair value of $14,629 and $20,484 that were deposited with insurance regulatory authorities at December 31, 2015 and 2014, respectively.

Unrealized Gains (Losses) on Fixed Maturity and Equity Securities

The Company’s investments in fixed maturity and equity securities classified as AFS are carried at estimated fair value with unrealized gains and losses included in stockholder’s equity as a component of accumulated other comprehensive income (loss), net of taxes.

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The estimated fair value and gross unrealized losses and OTTI related to fixed maturity and equity AFS securities aggregated by length of time that individual securities have been in a continuous unrealized loss position at December 31, 2015 and 2014 were as follows:

	December 31, 2015
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost/Cost	OTTI (a)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$130,718	$139,846	$(9,128)
Asset-backed securities	59,051	59,312	(261)
Commercial mortgage-backed securities	17,185	17,450	(265)
Residential mortgage-backed securities	3,896	3,966	(70)
Government and government agencies - United States	18,484	18,516	(32)

Total fixed maturity and equity securities	229,334	239,090	(9,756)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	27,872	30,597	(2,725)
Asset-backed securities	455	463	(8)
Commercial mortgage-backed securities	988	1,028	(40)
Residential mortgage-backed securities	1,020	1,030	(10)

Total fixed maturity and equity securities	30,335	33,118	(2,783)

Greater than one year
Fixed maturity AFS securities
Corporate securities	8,628	15,531	(6,903)
Asset-backed securities	4,788	4,999	(211)
Residential mortgage-backed securities	39	40	(1)
Municipals	808	912	(104)
Equity securities - banking securities	9,214	10,296	(1,082)

Total fixed maturity and equity securities	23,477	31,778	(8,301)

Total fixed maturity and equity securities	$283,146	$303,986	$(20,840)

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	December 31, 2014
			Gross
	Estimated		Unrealized
	Fair	Amortized	Losses and
	Value	Cost/Cost	OTTI (a)
Less than or equal to six months
Fixed maturity AFS securities
Corporate securities	$60,583	$64,799	$(4,216)
Asset-backed securities	70,078	70,188	(110)
Commercial mortgage-backed securities	528	529	(1)
Government and government agencies - United States	9,310	9,312	(2)
Equity securities - banking securities	8,050	8,500	(450)

Total fixed maturity and equity securities	148,549	153,328	(4,779)

Greater than six months but less than or equal to one year
Fixed maturity AFS securities
Corporate securities	3,363	3,783	(420)
Residential mortgage-backed securities	9	9	—

Total fixed maturity and equity securities	3,372	3,792	(420)

Greater than one year
Fixed maturity AFS securities
Corporate securities	44,656	47,545	(2,889)
Asset-backed securities	6,721	6,997	(276)
Commercial mortgage-backed securities	8,504	8,637	(133)
Residential mortgage-backed securities	59	61	(2)
Municipals	800	916	(116)
Equity securities - banking securities	1,676	1,796	(120)

Total fixed maturity and equity securities	62,416	65,952	(3,536)

Total fixed maturity and equity securities	$214,337	$223,072	$(8,735)

(a)	Subsequent unrealized gains (losses) on OTTI securities are included in OCI-OTTI.

The total number of securities in an unrealized loss position was 133 and 95 at December 31, 2015 and 2014, respectively.

There were five securities in a continuous unrealized loss position where fair value had declined below amortized cost by more than 20% at December 31, 2015. The securities had an estimated fair value of $11,372 with an unrealized loss of ($4,052). There were four securities in a continuous unrealized loss position where the fair value had declined below amortized cost by more than 40% at December 31, 2015. The securities had an estimated fair value of $5,357 with an unrealized loss of ($7,279). There were two securities in a continuous unrealized loss position where fair value had declined below amortized cost by more than 20% at December 31, 2014. The securities had an estimated fair value of $3,221 with an unrealized loss of ($2,665).

Unrealized gains (losses) incurred during the years ended December 31, 2015 and 2014 were primarily due to price fluctuations resulting from changes in interest rates and credit spreads. If the Company has the intent to sell or it is more likely than not that the Company will be required to sell these securities prior to the anticipated recovery of the amortized cost, securities are written down to fair value. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to discounted cash flows. As the remaining unrealized losses in the portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired.

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The components of net unrealized gains (losses) and OTTI included in accumulated other comprehensive income (loss), net of taxes, at December 31, 2015 and 2014 were as follows:

	December 31,
	2015	2014
Assets
Fixed maturity securities	$94,644	$162,192
Equity securities	890	2,030
Cash flow hedges	4,202	2,296
Value of business acquired	(21,812)	(35,943)

	77,924	130,575

Liabilities
Income taxes - deferred	(21,333)	(21,333)

	(21,333)	(21,333)

Stockholder’s equity
Accumulated other comprehensive income, net of taxes	$56,591	$109,242

The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available for sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income (loss), net of taxes. At December 31, 2015 and 2014, there were no adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale.

Mortgage Loans on Real Estate

Mortgage loans on real estate consist entirely of mortgages on commercial real estate. Prepayment premiums are collected when borrowers elect to prepay their debt prior to the stated maturity, and are included in net realized investment gains (losses), excluding OTTI on securities, in the Statements of Income. There was $335 of prepayment premiums collected for the year ended December 31, 2015. There were no prepayment premiums for the year ended December 31, 2014.

Loans are considered impaired when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. A valuation allowance is established for the excess carrying value of an impaired loan over its estimated collateral value. In addition to the valuation allowance for specific loans, a general reserve is estimated based on a percent of the outstanding loan balance. The general reserve at December 31, 2015 and 2014 was $78 and $ 36, respectively. The change in the reserve is reflected in net realized investment gains (losses), excluding OTTI on securities, in the Statements of Income. There were no impaired mortgage loans at December 31, 2015 or 2014. The change in the credit loss allowances on mortgage loans by type of property for the years ended at December 31 was as follows:

	December 31,
Commercial	2015	2014
Balance at beginning of period	$36	$27
Provision	42	9

Balance at end of period	$78	$36

The commercial mortgages are geographically diversified throughout the United States with the largest concentrations in Pennsylvania, California, Missouri, Virginia, New Hampshire, Washington, Florida, and Minnesota, which account for approximately 72% of mortgage loans at December 31, 2015.

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The credit quality of mortgage loans by type of property at December 31 was as follows:

	December 31,
Commercial	2015	2014
AAA - AA	$31,835	$21,378
A	49,084	45,325
BBB	9,090	—
BBB - BB	2,983	—

Total mortgage loans on real estate	92,992	66,703
Less: reserves	(78)	(36)

Total mortgage loans on real estate, net	$92,914	$66,667

The credit quality for the commercial mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the quality of the mortgage loan. The internal credit rating model was designed based on a rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a rating score and an associated letter rating that is intended to align with S&P ratings as closely as possible. Information supporting the risk rating process is updated at least annually. While mortgage loans with a lower rating carry a higher risk of loss, adequate reserves for loan losses have been established to cover those risks.

Securities Lending

The following table provides a summary of the securities under securities lending agreements at December 31:

	December 31,
	2015	2014
Payables for collateral under securities loaned	$194,537	$265,236
Amortized cost of securities out on loan	162,698	215,195
Estimated fair value of securities out on loan	188,689	260,060

Reverse Repurchase Agreements

The following table provides a summary of the securities under reverse repurchase agreements at December 31:

	December 31,
	2015	2014
Payable for reverse repurchase agreements	$—	$644
Amortized cost of securities pledged	—	634
Estimated fair value of securities pledged	—	646

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Collateral Maturities of Reverse Repurchase Agreements and Securities Lending Transactions

The following table provides a summary of collateral maturities of reverse repurchase agreements and securities lending transactions at December 31:

	December 31, 2015
	Overnight and Continuous	Up to 30 days	Total
Reverse repurchase agreements
U.S. Treasury and agency securities	—	—	—
Residential mortgage-backed securities	$—	$—	$—

Total	—	—	—
Securities lending transactions
U.S. Treasury and agency securities	155,586	—	155,586
Corporate securities	19,786	—	19,786
Equity securities - banking	13,317	—	13,317

Total	188,689	—	188,689

Total Borrowings	$188,689	$—	$188,689

Gross amount of recognized liabilities for repurchase agreements and securities lending in balance sheets			$194,537

Derivatives and Hedge Accounting

The Company uses several types of derivatives to manage the capital market risk associated with the GMWB.

S&P futures contracts and interest rate futures contracts are used to hedge the equity risk and interest rate risk, respectively, associated with these types of variable guaranteed products, in particular the claim and/or revenue risks of the liability portfolio. Net settlements on the futures occur daily. The realized gains (losses) on settlement of these futures are recorded in net derivative gains (losses) in the Statements of Income.

The Company uses variance swaps to hedge equity risk. During 2013, the Company also entered into total return swaps that are based on the S&P. The Company recognizes gains (losses) from the change in the fair value of the variance swaps and total return swaps in net derivative gains (losses) in the Statements of Income.

During the third quarter of 2013, the Company entered into cash flow hedging transactions on Treasury Inflation Protected Securities (“TIPS”) utilizing interest rate swaps to lengthen portfolio duration and to hedge the variability of cash flows due to changes in inflation. The Company recognizes hedge ineffectiveness gains (losses) from the difference of the change in fair value of the swap and the change in fair value of the underlying Treasury in net derivative gains (losses) in the Statements of Income.

During the fourth quarter of 2014, the Company began writing credit default swaps enabling the Company to change the risk profile of the assets in the portfolio by enhancing the overall yield. As a writer of credit default swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit default swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized in net derivative gains (losses) in the Statement of Income.

During the fourth quarter of 2015, the Company entered into fixed-to-float and float-to-fixed interest rate swaps in order to hedge the interest rate risk on the underlying liability. The Company holds these contracts at fair market value, and gains (losses) related to changes in fair value are recognized in net derivative gains (losses) in the Statements of Income.

The Company also uses an option strategy to hedge equity risk. These derivatives were purchased in the second quarter of 2015 as part of a hedging program which hedges a specific range of equity market decline. The strategy has limited profitability but also limited risk characteristics due to the structure of the package of put options. The

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Company recognizes gains (losses) from the change in fair value of the options in net derivative gains (losses) in the Statements of Income.

The following table presents the notional and fair value for hedging instruments as of December 31, 2015 and 2014:

	Notional		Fair Value
	December 31,		December 31,
Derivative Type	2015	2014	2015	2014
Non-qualifying hedges
Short futures	$47,221	$49,873	$—	$—
Long futures	51,573	—	—	—
Interest rate swaps	192,000	—	(2,228)	—
Variance swaps	675	1,059	(1,525)	(3,243)
Total return swaps	1,315,900	852,910	(1,429)	(17,941)
Options	587,046	—	11,055	—
Credit default swaps	210,000	170,000	65	2,017

Total non-qualifying hedges	2,404,415	1,073,842	5,938	(19,167)

Cash flow hedges
Interest rate swaps	49,884	49,884	3,285	1,478

Total cash flow hedges	49,884	49,884	3,285	1,478

Derivative Total	$2,454,299	$1,123,726	$9,223	$(17,689)

The following table presents the net derivative gains (losses) recognized in the Statements of Income:

	Net Derivative Gains (Losses) Recognized In Income
	December 31,
Derivative Type	2015	2014	2013
Short futures	$(2,002)	$(7,819)	$(33,021)
Long futures	(1,029)	—	41,073
Variance swaps	(2,838)	(5,118)	(6,964)
Total return swaps	(36,481)	(60,439)	26,941
Options (puts and calls)	7,650	—	—
Interest rate swaps	(2,222)	(77)	(84)
Equity Collar	—	—	(287,845)
Credit default swaps	(535)	(2,700)	—

Total	$(37,457)	$(76,153)	$(259,900)

The following table presents the maximum potential amount of future payments, credit rating, and maturity dates for the credit default swaps at December 31, 2015 and 2014:

	Maximum Potential
	Amount of
	Future Payments	Credit Rating	Maturity Date Range
Derivative Type	December 31, 2015
Credit default swaps
Corporate debt	$120,000	A	June 2017-December 2020
Sovereign debt	90,000	AA-A	June 2017-March 2020

Credit default swaps total	$210,000

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	Maximum Potential
	Amount of
	Future Payments	Credit Rating	Maturity Date Range
Derivative Type	December 31, 2014
Credit default swaps
Corporate debt	$100,000	A	June 2017-December 2020
Sovereign debt	70,000	A	June 2017-December 2020

Credit default swaps total	$170,000

The following tables present the components of the gain or loss on derivatives that qualify as cash flow hedges:

	Gain (Loss) Recognized in			Net Realized Gains (Losses) Recognized in
	OCI on Derivative (Effective Portion)			Income on Derivative (Ineffective Portion)
	December 31,			December 31,
	2015	2014	2013	2015	2014	2013
Interest rate swaps	$1,906	$483	$1,813	$5	$(77)	$(84)

Total	$1,906	$483	$1,813	$5	$(77)	$(84)

		Gain (Loss) Reclassified from
		AOCI into Income (Effective Portion)
		December 31,
	Location	2015	2014	2013
Interest rate swaps	Net investment income	$(99)	$(761)	$(57)

Total		$(99)	$(761)	$(57)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

As of December 31, 2015, the amount of before-tax deferred net losses on derivatives recorded in AOCI that is expected to be reclassified to the Statements of Income during the next twelve months is ($99). This expectation is based on the anticipated interest payments on the hedged investments in TIPS that will occur over the next twelve months, at which time the Company will recognize the deferred gains (losses) as an adjustment to interest income over the term of the investment cash flows.

The Company receives or pledges collateral related to these derivative transactions. The credit support agreement contains a fair value threshold of $1,000 over which collateral needs to be pledged by the Company or its counterparty. At December 31, 2015 and 2014, the Company has pledged securities in the amount of $16,439 and $27,862, respectively, to counterparties. At December 31, 2015 the Company held cash collateral received from counter parties in the amount of $11,405. The Company did not hold cash collateral received from counterparties at December 31, 2014.

In addition, in order to trade futures, the Company is required to post collateral to an exchange (sometimes referred to as margin). The fair value of collateral posted in relation to the futures margin was $4,136 and $3,235 at December 31, 2015 and 2014, respectively.

Offsetting of Financial Instruments

The Company has derivative instruments that are subject to master netting agreements. These agreements include provisions to set off positions with the same counterparties in the event of default by one of the parties.

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The following tables present the offsetting of derivative assets at December 31, 2015 and 2014:

	December 31, 2015
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$38,125	$27,232	$10,893	$8,158	$—	$2,735

Total	$38,125	$27,232	$10,893	$8,158	$—	$2,735

	December 31, 2014

				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets Presented in the Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
Derivatives	$5,467	$4,412	$1,055	$—	$—	$1,055

Total	$5,467	$4,412	$1,055	$—	$—	$1,055

The following tables present the offsetting of derivative liabilities at December 31, 2015 and 2014:

	December 31, 2015
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
Derivatives	$28,902	$15,827	$13,075	$10,847	$—	$2,228

Total	$28,902	$15,827	$13,075	$10,847	$—	$2,228

	December 31, 2014
				Gross Amounts Not Offset in the Balance Sheet
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Liabilities Presented in the Balance Sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
Derivatives	$23,156	$4,412	$18,744	$17,637	$—	$1,107

Total	$23,156	$4,412	$18,744	$17,637	$—	$1,107

There were no other financial assets or financial liabilities at December 31, 2015 and 2014 that were subject to offsetting.

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Net Investment Income

Net investment income by source for the years ended December 31 was as follows:

Net investment income	2015	2014	2013
Fixed maturity securities -available-for-sale	$70,495	$72,568	$80,560
Equity securities	2,061	2,091	2,083
Limited partnerships	(778)	436	(153)
Mortgage loans on real estate	4,111	3,100	3,275
Policy loans on insurance contracts	35,435	36,765	38,334
Derivatives	4,631	4,478	1,573
Cash and cash equivalents	649	559	619
Other	234	351	366

Gross investment income	116,838	120,348	126,657
Less investment expenses	(4,654)	(3,410)	(5,524)

Net investment income	$112,184	$116,938	$121,133

Realized Investment Gains (Losses)

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds and gross realized investment gains (losses) from the sale of AFS securities for the years ended December 31 were as follows:

	2015	2014	2013
Proceeds	$226,843	$106,257	$756,322
Gross realized investment gains	6,722	4,754	9,598
Gross realized investment losses	(3,119)	(867)	(13,787)
Proceeds on AFS securities sold at a realized loss	74,724	27,987	296,028

Net realized investment gains (losses) for the years ended December 31 were as follows:

	2015	2014	2013
Fixed maturity AFS securities	$1,380	$3,753	$(5,103)
Equity securities	350	30	171
Mortgage loans on real estate	313	(1,997)	(2)
Adjustment related to VOBA	(353)	842	439

Net realized investment gains (losses)	$1,690	$2,628	$(4,495)

In 2015, 2014 and 2013 there were no impaired limited partnerships.

There were no impaired mortgage loans at December 31, 2015. There was one impaired mortgage loan during 2014 that was subsequently sold during 2014 for a ($1,997) realized loss. There were no impaired mortgage loans at December 31, 2013.

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OTTI

The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts for the years ended December 31:

	December 31,
	2015	2014
Balance at beginning of period	$(185)	$714
Credit loss impairment recognized in the current period on securities not previously impaired	1,764	—
Additional credit loss impairments recognized in the current period on securities previously impaired through other comprehensive income	109	104
Accretion of credit loss impairments previously recognized	(859)	(1,003)

Balance at end of period	$829	$(185)

The components of OTTI reflected in the Statements of Income for the years ended December 31 were as follows:

	2015	2014	2013
Gross OTTI losses on securities	$1,873	$104	$743
VOBA	—	—	(35)

Net OTTI losses recognized in income	$1,873	$104	$708

During 2015, the Company impaired its holding of a previously OCI impaired 2006 vintage residential mortgage backed security (“RMBS”), a previously OCI impaired 2007 vintage RMBS and a public non-convertible bond due to adverse changes in cash flows.

During 2014, the Company impaired its holding of a previously OCI impaired 2006 vintage RMBS and a previously OCI impaired 2007 vintage RMBS due to adverse changes in cash flows.

During 2013, the Company had an intent to sell an impaired corporate bond, two previously OCI impaired 2007 vintage RMBS and one 2006 vintage RMBS due to adverse changes in cash flows.

Note 4. VOBA, DAC, and DSI

VOBA

The change in the carrying amount of VOBA for the years ended December 31 was as follows:

	2015	2014
Balance at beginning of period	$268,079	$284,602
Amortization expense	(22,478)	(17,405)
Unlocking	114	6,565
Adjustment related to realized gains on investments and OTTI	(353)	842
Adjustment related to unrealized (gains) losses	14,131	(6,525)

Balance at end of period	$259,493	$268,079

The decrease in VOBA in 2015 was primarily driven by positive gross profits due to favorable performance of Separate Accounts during the year, which resulted in increased amortization. The decrease was partially offset by an increase in adjustments related to unrealized (gains) losses and OTTI on investments resulting from unrealized losses during the year as compared to 2014 which had unrealized gains.

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The estimated future amortization of VOBA from 2016 to 2020 is as follows:

2016	$22,425
2017	21,147
2018	19,721
2019	18,276
2020	17,047

DAC

The change in the carrying amount of DAC for the year ended December 31 was as follows:

	2015	2014
Balance at beginning of period	$41,127	$34,869
Capitalization	156	190
Accretion (amortization)	(2,310)	3,690
Unlocking	(1,473)	2,378

Balance at end of period	$37,500	$41,127

The decrease in DAC in 2015 was primarily driven by positive gross profits. The increase in DAC in 2014 was driven by negative gross profits form the increase in fair value reserves.

DSI

The change in the carrying amount of DSI for the year ended December 31 was as follows:

	2015	2014
Balance at beginning of period	$9,351	$7,544
Capitalization	22	27
Accretion (amortization)	(521)	917
Unlocking	(335)	863

Balance at end of period	$8,517	$9,351

The decrease in DSI in 2015 was primarily driven by positive gross profits due to favorable performance of Separate Accounts during the year which resulted in increased amortization. The change in unlocking was due to change assumption updates during 2015 when compared to 2014.

Note 5. Variable Contracts Containing Guaranteed Benefits

Variable Annuity Contracts Containing Guaranteed Benefits

Prior to 2009, the Company issued variable annuity contracts in which the Company may have contractually guaranteed to the contract owner a guaranteed minimum death benefit (“GMDB”) and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company included a guaranteed minimum income benefit (“GMIB”) and a GMWB. Information regarding the general characteristics of each guaranteed benefit type is provided below:

•	In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: (1) contract deposits accumulated at a specified interest rate, (2) the contract value on specified contract anniversaries, (3) return of contract deposits, or (4) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

•	In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years from contract issue that must elapse before the GMIB provision can be exercised.

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•	Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner’s account value. In general, withdrawal percentages are based on the contract owner’s age at the time of the first withdrawal.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

2015	GMDB	GMIB	GMWB
Net amount at risk (a)	$839,586	$21,371	$8,912
Average attained age of contract owners	71	66	75
Weighted average period remaining until expected annuitization	N/A	1.7 Years	N/A

2014
Net amount at risk (a)	$717,444	$9,511	$3,861
Average attained age of contract owners	72	66	74
Weighted average period remaining until expected annuitization	N/A	1.7 Years	N/A

(a)	Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners’ account balance at the Balance Sheet date. Net amount at risk for GMWB is defined as the difference between the maximum amount payable under the guarantee and the contract owners’ account balance at the Balance Sheet date. The definition for net amount at risk on GMWB was changed to be in compliance with the industry definition. The net amount at risk for GMWB at December 31, 2014 was corrected from $119,712 to $3,861 to reflect this updated definition.

The Company records liabilities for contracts containing GMDB and GMIB as a component of future policy benefits in the Balance Sheets and changes in the liabilities are included as a component of policy benefits in the Statements of Income. The GMDB and GMIB liabilities are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and policyholder behavior assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings (“unlocking”), if actual experience or evidence suggests that earlier assumptions should be revised.

The changes in the variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

	GMDB	GMIB
Balance, January 1, 2014	$122,490	$63,804
Guaranteed benefits incurred	29,372	11,655
Guaranteed benefits paid	(27,516)	(1,261)
Unlocking	(12,251)	(4,423)

Balance, December 31, 2014	112,095	69,775
Guaranteed benefits incurred	26,864	11,919
Guaranteed benefits paid	(25,063)	(1,198)
Unlocking	17,482	14,552

Balance, December 31, 2015	$131,378	$95,048

The change in the liability was primarily driven by unfavorable unlocking due to updated policyholder assumption during 2015 when compared to 2014.

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At December 31, contract owners’ account balances by mutual fund class by guaranteed benefit provisions were comprised as follows:

	Equity	Bond	Balanced	Money Market	Total
2015
GMDB only	$1,313,314	$459,890	$367,161	$125,174	$2,265,539
GMDB and GMIB	831,162	273,085	105,572	169,148	1,378,967
GMDB and GMWB	299,298	117,689	1,876	108,445	527,308
GMWB only	124,192	47,519	1,239	43,771	216,721
GMIB only	75,495	24,642	1,587	32,336	134,060
No guaranteed benefit	16,060	5,600	610	12,906	35,176

Total	$2,659,521	$928,425	$478,045	$491,780	$4,557,771

2014
GMDB only	$1,526,652	$508,580	$421,177	$146,636	$2,603,045
GMDB and GMIB	963,229	273,678	130,170	222,413	1,589,490
GMDB and GMWB	350,195	106,693	2,712	154,544	614,144
GMWB only	144,587	43,950	1,805	62,323	252,665
GMIB only	88,566	23,688	1,840	42,583	156,677
No guaranteed benefit	17,657	4,887	585	14,153	37,282

Total	$3,090,886	$961,476	$558,289	$642,652	$5,253,303

Variable Life Contracts Containing Guaranteed Benefits

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract’s account value.

At December 31, contract owners’ account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

	2015	2014
Balanced	$608,486	$671,430
Equity	533,700	578,149
Bond	135,117	154,326
Money Market	105,591	114,161

Total	$1,382,894	$1,518,066

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Note 6. Income Taxes

The following is a reconciliation of the provision for income taxes based on income (loss) before federal income taxes, computed using the federal statutory rate versus the reported provision for income taxes for the years ended December 31:

	2015	2014	2013
Provisions for income taxes computed at Federal statutory rate (35%)	$3,129	$13,635	$(48,278)
Increase (decrease) in income taxes resulting from:
Dividend received deduction	(6,622)	(7,861)	(8,960)
Tax credits	(302)	(416)	(520)
Valuation allowance on deferred tax assets	(1,497)	(510)	133,499
Provision to return adjustment	498	558	(1,740)
State taxes (benefits)	(287)	(92)	2,082
Unrecognized tax benefits	363	110	283

Income tax provision	$(4,718)	$5,424	$76,366

The effective tax rate was not meaningful for the twelve months ended December 31, 2015, 2014, and 2013. Differences between the effective rate and the U.S. statutory rate of 35% principally were the result of Separate Accounts dividends-received deduction (“DRD”) and the valuation allowance on net operating loss carryforward.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The Company provides for federal income taxes based on amounts it believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the realization of certain tax deductions and credits.

Deferred tax assets and liabilities at December 31 were as follows:

	December 31,
	2015	2014
Deferred tax assets
Tax DAC	$29,634	$44,525
Net operating and capital loss carryforward	210,363	184,806
Intangible assets	34,942	40,355
Policyholder reserves	22,955	39,840
Tax credits	13,084	12,790
Other	1,528	1,652

Total deferred tax assets	312,506	323,968
Valuation allowance	(130,946)	(113,406)

Net deferred tax assets	181,560	210,562

Deferred tax liabilities
Book DAC and VOBA	109,789	115,270
Policyholder reserves	26,740	31,440
Investments	45,139	68,686

Total deferred tax liabilities	181,668	215,396

Total net deferred tax asset (liability)	$(108)	$(4,834)

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The provision for income tax expense (benefit) consists of the following for the years ended:

	December 31,
	2015	2014	2013
Current federal income tax expense (benefit)	$—	$181	$(61)
Current state income tax expense	9	—	158
Deferred federal income tax expense (benefit)	(4,275)	5,385	73,218
Deferred state income tax expense (benefit)	(452)	(142)	3,051

Total income tax expense (benefit)	$(4,718)	$5,424	$76,366

The provision for income tax asset / (liability) consists of the following for the periods ending December 31:

	December 31,
	2015	2014
Current federal income tax asset / (liability)	$(179)	$(179)
Current state income tax asset / (liability)	(287)	(96)
Deferred federal income tax asset / (liability)	(1,620)	(5,895)
Deferred state income tax asset / (liability)	1,512	1,061

Net income tax asset / (liability)	$(574)	$(5,109)

At December 31, 2015 and December 31, 2014, the Company has a tax valuation allowance for deferred tax assets of $130,946 and $113,406, respectively (this includes losses that are anticipated to be used in the consolidated group to reflect the income statement impact of the losses that wouldn’t be used if filing separately). At December 31, 2013, management determined that deferred tax assets on the net operating loss carryforward and other assets were not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on generation of future taxable income during the periods in which those temporary differences are deductible. Management considers the scheduled reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies in making the assessment.

The Company has analyzed all material tax positions under the guidance of ASC 740, Income Taxes, related to the accounting for uncertainty in income tax, and determined there were tax benefits of $3,404 (gross $9,727) and $3,041 (gross $8,689), respectively, that should not be recognized at December 31, 2015 and December 31, 2014, which primarily relate to uncertainty regarding the sustainability of certain deductions taken on the 2008 through 2014 U.S. Federal income tax returns. To the extent these unrecognized tax benefits are ultimately recognized, they will impact the effective tax rate in a future period. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The components of the change in the unrecognized tax benefits were as follows:

	December 31,
	2015	2014
Balance at beginning of period	$3,041	$2,931
Additions for tax positions of prior years	363	110
Additions for tax positions of current year	293	—
Reductions for tax positions of current year	(293)	—

Balance at end of period	$3,404	$3,041

At December 31, 2015 and 2014, the Company had an operating loss carryforward for federal income tax purposes of $577,762 (net of the ASC 740 reduction of $9,727) and $505,102 (net of the ASC 740 reduction of $8,689), respectively, with a carryforward period of fifteen years that expire at various dates up to 2030. At December 31, 2015 and 2014, the Company had a capital loss carryforward of $84 and $2,468, respectively, for federal income tax purposes with a carryforward period of five years that will expire in 2018. At December 31, 2015 and 2014, the

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Company had a foreign tax credit carryforward of $8,869 and $8,574, respectively, with a carryforward period of ten years that will expire at various dates up to 2025. Also, the Company has an Alternative Minimum Tax credit carryforward for federal income tax purposes of $4,216 at December 31, 2015 and 2014, with an indefinite carryforward period.

The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company did not recognize any penalties in its financial statements at December 31, 2015 and 2014. The Company recognized interest (income) expense of $86 at December 31, 2015 and less than ($1), at December 31 2014 and 2013, respectively.

The Company records taxes on a separate company basis. Effective January 1, 2013 for federal income tax purposes the Company joined in a consolidated income tax return filing with its direct parent, AUSA, and its indirect parent, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the agreement, taxes are payable to or receivable from Transamerica Corporation in amounts that would result had the Company filed a separate tax return with taxing authorities. Any tax differences between the Company’s separately calculated provision and cash flows attributable to benefits from consolidation have been recognized as capital contributions from Transamerica Corporation. As of December 31, 2015 and 2014, the Company recognized capital contributions from Transamerica Corporation in connection with the tax allocation agreement in the amount of $68,492 and $179,029, respectively. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service.

The Company filed a separate federal income tax return for the years 2008 through 2012. The Company was part of the consolidated tax return for 2013 and 2014. An examination by the Internal Revenue Service is in progress for the years 2011 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. A consolidated tax return has not been filed for 2015.

Note 7. Accumulated Other Comprehensive Income

The following table presents the change in accumulated other comprehensive income by component for the years ended December 31:

	2015
	Unrealized Holding Gains (Losses) on AFS Securities	Unrealized Holding Gains (Losses) on Cash Flow Hedges	OCI Adjustments for Policy holder liabilities, VOBA, and Deferred Tax	Total (a)
Beginning balance	$171,826	$2,276	$(61,837)	$112,265
OCI before reclassifications	(70,077)	1,807	14,131	(54,139)
Amounts reclassified from AOCI	1,389	99	—	1,488

Net current period OCI	(68,688)	1,906	14,131	(52,651)

Ending balance	$103,138	$4,182	$(47,706)	$59,614

	2014
	Unrealized Holding Gains (Losses) on AFS Securities (a)	Unrealized Holding Gains (Losses) on Cash Flow Hedges (a)	OCI Adjustments for Policy holder liabilities, VOBA, and Deferred Tax	Total (a)
Beginning balance	$96,245	$1,793	$(55,312)	$42,726
OCI before reclassifications	75,196	(278)	(6,525)	68,393
Amounts reclassified from AOCI	385	761	—	1,146

Net current period OCI	75,581	483	(6,525)	69,539

Ending balance	$171,826	$2,276	$(61,837)	$112,265

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	2013
	Unrealized Holding Gains (Losses) on AFS Securities (a)	Unrealized Holding Gains (Losses) on Cash Flow Hedges (a)	OCI Adjustments for Policy holder liabilities, VOBA, and Deferred Tax	Total (a)
Beginning balance	$220,245	—	$(120,512)	$99,733
OCI before reclassifications	(109,263)	1,756	65,200	(42,307)
Amounts reclassified from AOCI	(14,737)	37	—	(14,700)

Net current period OCI	(124,000)	1,793	65,200	(57,007)

Ending balance	$96,245	$1,793	$(55,312)	$42,726

(a)	All amounts are net of tax.

The following table presents the reclassifications out of accumulated other comprehensive income for the years ended December 31:

	Amount Reclassified from AOCI			Affected Line Item in the Statement Where Net Income is Presented
AOCI Components	2015	2014	2013
Unrealized holding gains (losses) on AFS securities
Available-for-sale securities	$484	$(281)	$23,204	Net realized investment gains (losses)
	(1,873)	(104)	(356)	Portion of OTTI previously recognized in OCI

	(1,389)	(385)	22,848	Total before tax
	—	—	8,111	Tax expense (benefit)

	$(1,389)	$(385)	$14,737	Net of tax

Unrealized holding losses on cash flow hedges
Interest rate swaps	$(99)	$(761)	$(57)	Net investment income

	(99)	(761)	(57)	Total before tax
	—	—	(20)	Tax benefit

	$(99)	$(761)	(37)	Net of tax

Total amounts reclassified from AOCI	$(1,488)	$(1,146)	$14,700

Note 8. Stockholder’s Equity and Statutory Accounting Principles

The Company’s statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Arkansas. The State of Arkansas has adopted the National Association of Insurance Commissioners’ (“NAIC”) statutory accounting principles as the basis of its statutory accounting principles.

The Company’s statutory net income (loss) for the years ended December 31, 2015, 2014, and 2013 was ($24,119) $201,479, and $196,612, respectively.

Statutory capital and surplus at December 31, 2015 and 2014 was $790,252 and $912,090, respectively. At December 31, 2015 and 2014, approximately $79,025 and $309,501, respectively, of stockholder’s equity was available for dividend distribution that would not require approval by the Arkansas Insurance Department, subject to the availability of unassigned surplus. During 2015, the Company paid a $100,000 return of capital and received $68,492 in capital contributions to or from AUSA. During 2014, the Company paid a $100,000 dividend and received $179,029 in capital contributions to or from AUSA.

The NAIC utilizes the Risk Based Capital (“RBC”) adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company’s risk profile. At December 31, 2015 and 2014, based on the RBC formula, the Company’s total adjusted capital levels were significantly above the minimum amount of capital required to avoid regulatory action.

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The Company is currently undergoing a financial examination by the Insurance Department of the State of Arkansas for the period January 1, 2010 through December 31, 2014. The examination is expected to be completed in June 2016.

Note 9. Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily quota share coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $1,000 on single and joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2015 and 2014, net reinsurance receivable was $68 and net reinsurance payable was ($49), respectively. The Company did not have a reinsurance reserve at December 31, 2015 and 2014.

At December 31, 2015, the Company had the following life insurance in force:

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Life insurance inforce	$4,959,237	$188,984	$883	$4,771,136	0.02%

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and a GMDB provision to the extent reinsurance capacity is available in the marketplace. At December 31, 2015, 34% ($520,326) and 4% ($182,378) of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured. At December 31, 2014, 35% (617,000) and 5% (217,308) of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

Note 10. Related Party Transactions

At December 31, 2015, the Company had the following related party agreements in effect:

The Company is party to a common cost allocation service agreement between Transamerica Corporation companies in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. During 2015, 2014 and 2013, the Company incurred $10,818, $9,690, and $10,751, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

The Company is party to intercompany short-term note receivable arrangements with its parent and affiliates at various times during the year. On June 19, 2015, the Company entered into an intercompany short-term note receivable with AUSA for $25,000 with an interest rate of 0.13% that is due on June 18, 2016. On June 27, 2014, the Company entered into an intercompany short-term note receivable with AUSA for $50,000 with an interest rate of 0.11% that was paid off in December 2014. On May 21, 2013, the Company entered into an intercompany short-term note receivable of $50,000 with an interest rate of 0.10% that was paid off in December 2013. During 2015, 2014 and 2013, the Company accrued and/or received $18, $27, and $29 of interest, respectively. Interest related to these arrangements is included in net investment income.

AEGON USA Realty Advisors, LLC acts as the manager and administrator for the Company’s mortgage loans on real estate under an administrative and advisory agreement with the Company. Charges attributable to this

46

agreement are included in net investment income. During 2015, 2014 and 2013, the Company incurred $149, $89, and $90, respectively, under this agreement. Mortgage loan origination fees are amortized into net investment income over the life of the mortgage loans. There were no mortgage loan origination fees during 2015, 2014 and 2013, respectively.

AEGON USA Investment Management, LLC acts as a discretionary investment manager under an investment management agreement with the Company. During 2015, 2014 and 2013, the Company incurred $1,709, $1,770, and $1,673, respectively, in expenses under this agreement. Charges attributable to this agreement are included in net investment income.

Transamerica Capital, Inc. provides underwriting and distribution services for the Company under an underwriting agreement. During 2015, 2014 and 2013, the Company incurred $30,356, $30,836 and $32,414, respectively, in expenses under this agreement. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Transamerica Asset Management, Inc. acts as the investment advisor for certain related party funds in the Company’s Separate Accounts under multiple service agreements. During 2015, 2014 and 2013, the Company incurred $361, $406, and $410, respectively, in expenses under this agreement. Charges attributed to these agreements are included in insurance expenses and taxes, net of amounts capitalized.

The Company has a participation agreement with Transamerica Series Trust to offer certain funds in the Company’s Separate Accounts. Transamerica Capital, Inc. acts as the distributor for said related party funds. The Company has entered into a distribution and shareholder services agreement for certain of the said funds. During 2015, 2014 and 2013, the Company received $2,381, $2,584, and $1,873, respectively, in revenue under these agreements. Revenue attributable to this agreement is included in policy charge revenue.

The Company purchases and sells investments from/to various affiliated companies. The investments are purchased and sold using the fair value on the date of the acquisition or disposition. The purchasing and selling of investments between affiliated companies for the years ended December 31, were as follows:

	2015	2014	2013
Investments purchased from affiliates:
AFS fixed maturities	$30,356	$137,281	$—
Mortgages	4,000	—	—
Limited partnerships	—	60,000	—
Derivatives	—	—	15,097
Investments sold to affiliates:
AFS fixed maturities	$24,878	$24,844	$1,698
Mortgage loans on real estate	—	2,038	—
Derivatives	82	—	—

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party’s representations and contractual obligations thereunder.

Note 11. Commitments and Contingencies

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state’s life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer’s contract owner obligations (within specified limits). The Company has utilized public information to estimate the future assessments it will incur as a result of life insurance company insolvencies. At December 31, 2015 and 2014, the Company’s estimated liability for future guaranty fund assessments was $144. If future insolvencies occur, the Company’s estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate. In addition, the Company has a receivable for future premium tax deductions of $4,240 and $4,473 at December 31, 2015 and 2014, respectively.

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In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

Note 12. Segment Information

In reporting to management, the Company’s operating results are categorized into two business segments: Annuity and Life Insurance. The Company’s Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company’s Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The accounting policies of the business segments are the same as those for the Company’s financial statements included herein. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The following tables summarize each business segment’s contribution to select Statements of Income information for the years ended December 31:

		Life
2015	Annuity	Insurance	Total
Net revenues (a)	$114,666	$73,583	$188,249
Amortization of VOBA	8,110	14,254	22,364
Policy benefits (net of reinsurance recoveries)	68,984	36,262	105,246
Income tax expense (benefit)	(9,297)	4,579	(4,718)
Net income	(717)	14,375	13,658
2014
Net revenues (a)	$91,381	$75,346	$166,727
Amortization of VOBA	928	9,912	10,840
Policy benefits (net of reinsurance recoveries)	38,893	38,984	77,877
Income tax expense (benefit)	(2,796)	8,220	5,424
Net income	19,224	14,309	33,533
2013
Net revenues (a)	$(96,213)	$73,646	$(22,567)
Amortization of VOBA	34	4,736	4,770
Policy benefits (net of reinsurance recoveries)	6,421	40,451	46,872
Income tax expense	62,353	14,013	76,366
Net Income (loss)	(224,439)	10,137	(214,302)

(a)	Net revenues include total revenues net of interest credited to policyholder liabilities.

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The following tables represent select Balance Sheet information at December 31:

		Total
	Total	Policyholder
2015	Assets	Liabilities
Annuity	$6,396,511	$609,363
Life Insurance	2,769,424	1,096,829

Total	$9,165,935	$1,706,192

2014
Annuity	$7,181,270	$584,370
Life Insurance	2,988,805	1,138,164

Total	$10,170,075	$1,722,534

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SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Advisors Life Insurance Company
(Registrant)

Date: April 14, 2016	By:	*
David Hopewell
Chief Financial Officer, Vice President, Treasurer and
Corporate Controller

Pursuant to the requirements of the Securities Exchange Act of 1934, this Report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and President	April 14, 2016
Blake S. Bostwick

*	Director	April 14, 2016
Mark W. Mullin

*	Director	April 14, 2016
C. Michiel van Katwijk

* Jay Orlandi	Director, Senior Vice President, Secretary and General Counsel	April 14, 2016

*	Director, Vice President Tax	April 14, 2016
David Schulz

* Katherine A. Schulze	Director, Chief Compliance Officer, Deputy General Counsel	April 14, 2016

Alison Ryan	Vice President, Assistant Secretary and Associate General Counsel	April 14, 2016

*	By Alison Ryan - Attorney -in-Fact pursuant to Powers of Attorney.

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SUPPLEMENTAL INFORMATION TO BE FURNISHED WITH REPORTS FILED PURSUANT TO SECTION 15(d) OF THE ACT BY REGISTRANTS WHICH HAVE NOT REGISTERED SECURITIES PURSUANT TO SECTION 12 OF THE ACT.

No annual report covering the Registrant’s last fiscal year or proxy materials has been or will be sent to Registrant’s security holder.

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EXHIBIT INDEX

31.1 Certification by the President pursuant to Rule 15d-14(a).

31.2 Certification by the Chief Financial Officer pursuant to Rule 15d-14(a).

32.1 Certification by the President pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

32.2 Certification by the Chief Financial Officer pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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Exhibit 31.1

CERTIFICATION OF CHIEF EXECUTIVE OFFICER

I, Blake S. Bostwick, certify that:

1. I have reviewed this annual report on Form 10-K of Transamerica Advisors Life Insurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a–15(f) and 15d–15(f)) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Dated: April 14, 2016

Blake S. Bostwick
President

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Exhibit 31.2

CERTIFICATION OF CHIEF FINANCIAL OFFICER

I, David Hopewell, certify that:

1. I have reviewed this annual report on Form 10-K of Transamerica Advisors Life Insurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal control over financial reporting (as defined in Exchange Act Rules 13a–15(f) and 15d–15(f)) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Dated: April 14, 2016

David Hopewell
Chief Financial Officer, Vice President, Treasurer and
Corporate Controller

54

Exhibit 32.1

Certification Pursuant to

18 U.S.C. Section 1350,

As Adopted Pursuant To

Section 906 of the Sarbanes-Oxley Act of 2002

In connection with the Annual Report of Transamerica Advisors Life Insurance Company (the “Company”) on Form 10-K for the period ended December 31, 2015 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, Blake S. Bostwick, President of the Company, certify, pursuant to 18 U.S.C. section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(a)	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(b)	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

Blake S. Bostwick
President

Dated: April 14, 2016

A signed original of this written statement required by Section 906 has been provided to Transamerica Advisors Life Insurance Company and will be retained by Transamerica Advisors Life Insurance Company and furnished to the Securities and Exchange Commission or its staff upon request.

55

Exhibit 32.2

Certification Pursuant to

18 U.S.C. Section 1350,

As Adopted Pursuant To

Section 906 of the Sarbanes-Oxley Act of 2002

In connection with the Annual Report of Transamerica Advisors Life Insurance Company (the “Company”) on Form 10-K for the period ended December 31, 2015 as filed with the Securities and Exchange Commission on the date hereof (the “Report”), I, David Hopewell, Chief Financial Officer, Vice President, Treasurer and Corporate Controller of the Company, certify, pursuant to 18 U.S.C. section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

(a)	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(b)	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

David Hopewell Chief Financial Officer, Vice President, Treasurer and Corporate Controller

Dated: April 14, 2016

A signed original of this written statement required by Section 906 has been provided to Transamerica Advisors Life Insurance Company and will be retained by Transamerica Advisors Life Insurance Company and furnished to the Securities and Exchange Commission or its staff upon request.

56

FINANCIAL STATEMENTS

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2015 and 2014

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2015 and 2014

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Contract Owners of

Merrill Lynch Life Variable Annuity Separate Account D of

Transamerica Advisors Life Insurance Company

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D (the “Separate Account”) sponsored by Transamerica Advisors Life Insurance Company at December 31, 2015, the results of its operations for each of the periods indicated and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015, by correspondence with the custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2016

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Discovery Value Class A Shares	241,570.809	$4,432,706	$4,331,365	$1	$4,331,366	207,297	$20.467599	$21.648087
AB Growth and Income Class A Shares	584,519.656	2,451,535	3,115,490	24	3,115,514	121,675	25.605274	25.605274
AB International Value Class A Shares	158,333.429	2,049,067	1,942,751	5	1,942,756	307,789	6.204961	6.484546
AB Large Cap Growth Class A Shares	72,946.397	2,470,479	2,759,562	—	2,759,562	90,325	30.551478	30.551478
AB Value Class A Shares	56,751.531	639,226	743,445	2	743,447	55,357	13.010901	13.761533
AllianzGI NFJ Dividend Value Class A Shares	330,115.230	4,475,221	5,047,462	(1)	5,047,461	450,749	10.966445	11.460322
AllianzGI NFJ Mid-Cap Value Class A Shares	113,675.829	1,982,227	2,671,382	2	2,671,384	84,025	16.117598	32.214086
AllianzGI NFJ Small-Cap Value Class A Shares	305,167.744	7,491,685	6,112,510	—	6,112,510	224,957	20.094217	31.937288
American Century Equity Income A Class	725,564.227	5,885,802	5,775,491	(1)	5,775,490	241,297	16.877817	24.088114
American Century Ultra® A Class	1,664.415	40,974	56,157	3	56,160	3,033	17.937205	18.971853
American Funds—Bond Fund of America Class F -1 Shares	288,038.998	3,606,566	3,626,411	(92)	3,626,319	297,539	11.851844	12.535712
American Funds—EuroPacific Growth Fund® Class F -1 Shares	110,297.843	4,591,636	4,981,051	3	4,981,054	272,770	17.686814	18.707413
American Funds—Growth Fund of America® Class F -1 Shares	349,972.942	10,463,683	14,366,389	7	14,366,396	676,968	20.590389	21.778746
American Funds—Income Fund of America® Class F -1 Shares	276,677.777	4,539,961	5,583,358	(6)	5,583,352	322,071	16.781132	17.749502
American Funds—Investment Company of America® Class F -1 Shares	202,789.184	5,507,542	6,752,880	(97)	6,752,783	370,578	17.644058	18.662325
American Funds—The Bond Fund of America Class A Shares	710,678.068	8,596,303	8,947,437	(40)	8,947,397	594,131	15.059627	15.059627
American Funds—The Growth Fund of America® Class A Shares	1,117,667.568	37,579,999	46,148,494	(2)	46,148,492	1,519,531	30.370215	30.370215
American Funds—The Income Fund of America® Class A Shares	861,632.414	14,922,342	17,430,824	1	17,430,825	707,982	24.620449	24.620449
American Funds—The Investment Company of America Class A Shares	827,668.248	26,399,203	27,619,289	(59)	27,619,230	1,097,726	25.160406	25.160406
AMG Managers Cadence Capital Appreciation Investor Class	1,653.610	22,780	42,547	(1)	42,546	3,193	12.983922	13.636599
BlackRock Basic Value Investor A Shares	2,334,913.986	59,451,700	51,017,871	(6)	51,017,865	2,667,897	16.650663	25.345876
BlackRock Capital Appreciation Investor A Shares	2,345,843.034	55,720,838	53,930,931	(25)	53,930,906	2,561,568	19.194324	24.625491
BlackRock Global Allocation Investor A Shares	7,304,867.807	134,076,842	130,318,842	(10)	130,318,832	6,347,471	17.420317	27.957442
BlackRock Global Opportunities Investor A Shares	172,101.411	1,945,542	2,369,836	2	2,369,838	173,859	13.511116	13.804988
BlackRock Global SmallCap Investor A Shares	36,201.439	864,647	769,281	(1)	769,280	38,583	19.181859	20.288222
BlackRock High Yield Bond Investor A Shares	3,381,142.346	26,635,220	24,107,545	(236)	24,107,309	2,005,388	11.895511	12.154214
BlackRock International Investor A Shares	123,894.187	1,638,601	1,673,810	1	1,673,811	151,935	10.887343	11.128420
BlackRock International Index Investor A Shares	18,235.704	229,270	214,270	1	214,271	15,587	13.462689	14.239347
BlackRock Large Cap Core Investor A Shares	360,847.350	3,961,594	6,336,479	3	6,336,482	351,870	17.533441	18.544571
BlackRock Large Cap Growth Investor A Shares	381,058.915	4,794,699	5,018,546	(13)	5,018,533	251,039	19.386810	20.504868
BlackRock Large Cap Value Investor A Shares	164,481.529	2,560,633	3,648,200	6	3,648,206	218,256	16.286450	17.225751
BlackRock Low Duration Bond Investor A Shares	10,527.938	102,205	100,858	5	100,863	10,039	9.944304	10.168267
BlackRock S&P 500 Index Investor A Shares	65,450.482	13,890,036	16,003,952	5	16,003,957	1,208,648	13.125442	13.303889
BlackRock Small Cap Index Investor A Shares	4,856.052	56,191	74,492	—	74,492	4,034	17.863581	18.893967
BlackRock Total Return Investor A Shares	4,973,022.785	58,315,407	57,239,492	(311)	57,239,181	4,287,089	12.648802	14.277651
BlackRock U.S. Government Bond Investor A Shares	2,321,534.919	24,893,311	24,352,901	(49)	24,352,852	2,364,213	10.102890	10.330421
BlackRock Value Opportunities Investor A Shares	256,347.243	5,061,072	7,252,064	(2)	7,252,062	304,923	16.211316	27.219488
Cohen & Steers Real Estate Securities Class A Shares	46,950.956	627,937	649,801	5	649,806	30,256	20.879339	22.083651
Columbia Acorn International Class A Shares	916,216.870	38,404,435	35,805,755	6	35,805,761	3,036,717	11.539216	12.058908
Columbia Acorn USA Class A Shares	305,321.340	8,271,425	6,182,757	16	6,182,773	320,951	18.715495	19.795555
See accompanying notes.

2

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Columbia Large Cap Growth V Class A Shares	365,178.105	$7,913,162	$6,310,278	$—	$6,310,278	414,099	$14.895706	$15.644470
Columbia Mid Cap Growth Class A Shares	15,934.662	454,995	393,745	(1)	393,744	29,640	13.108164	13.421191
Columbia Select Smaller-Cap Value Class A Shares	799,745.808	14,634,374	13,707,643	4	13,707,647	416,544	32.908005	32.908005
Davis New York Venture Class A Shares	881,847.639	30,488,230	27,240,274	32	27,240,306	1,331,892	16.830738	25.205656
Delaware Smid Cap Growth Class A Shares	128,751.499	3,149,859	3,441,528	(1)	3,441,527	176,192	19.144836	19.650023
Dreyfus Appreciation Investor Shares	341,861.986	14,729,577	13,660,805	16	13,660,821	817,233	16.297759	17.237893
Eaton Vance Floating-Rate Class A Shares	353,135.922	3,297,288	3,068,751	(141)	3,068,610	251,818	11.834538	12.517452
Eaton Vance Large-Cap Value Class A Shares	226,784.933	4,418,104	3,785,041	(9)	3,785,032	298,832	12.409156	12.967970
Federated Equity Income Class A Shares	36,787.281	837,679	805,274	(218)	805,056	68,302	11.727994	11.887480
Federated Kaufmann Class A Shares	872,904.636	4,717,547	4,591,478	(1)	4,591,477	209,862	21.197308	22.420203
Fidelity Advisor® Equity Growth Class A Shares	80,801.468	7,511,318	7,793,302	(103)	7,793,199	300,879	19.391945	25.969445
Fidelity Advisor® Overseas Class A Shares	76,810.995	1,165,944	1,634,538	(1)	1,634,537	72,186	22.643496	22.643496
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	35,570.238	853,909	1,085,959	4	1,085,963	38,802	27.986967	27.986967
Franklin Templeton Foreign Class A Shares	16,737,894.790	115,754,643	106,787,769	21	106,787,790	6,906,957	13.926162	20.282012
Franklin Templeton Growth Class A Shares	263,824.934	5,082,266	5,780,404	75	5,780,479	347,736	13.415149	20.329073
Invesco American Franchise Fund Class A Shares	43,502.636	689,640	724,754	(1)	724,753	57,566	12.589972	12.589972
Invesco Charter Class A Shares	37,755.070	772,824	648,632	4	648,636	41,317	15.699195	15.699195
Invesco Comstock Class A Shares	2,611,630.583	47,808,414	56,620,151	(4)	56,620,147	2,952,127	16.555402	27.081082
Invesco Equity and Income Class A Shares	369,424.178	3,298,968	3,553,861	59	3,553,920	150,340	23.639253	23.639253
Invesco Mid Cap Core Equity Class A Shares	141,432.060	3,270,457	2,989,874	(2)	2,989,872	176,813	16.560427	17.515744
Invesco Mid Cap Growth Class A Shares	57,727.990	1,663,304	1,982,956	1	1,982,957	116,174	17.068808	17.068808
Invesco Value Opportunities Class A Shares	29,716.142	329,797	335,198	(2)	335,196	261,503	1.268266	1.297827
Janus Enterprise Class A Shares	331,836.727	27,744,270	28,073,387	—	28,073,387	1,114,509	24.794902	25.609493
Janus Forty Class A Shares	247,177.358	8,087,256	7,205,220	7	7,205,227	387,708	18.164257	18.982114
JPMorgan Multi-Cap Market Neutral Class A Shares	45,146.720	440,234	460,045	(1)	460,044	51,182	8.805327	9.247895
JPMorgan Small Cap Growth Class A Shares	123,784.789	1,577,588	1,471,801	(1)	1,471,800	92,460	15.626702	16.330490
Lord Abbett Affiliated Class A Shares	94,988.473	1,321,765	1,340,287	4	1,340,291	87,102	14.910149	15.770355
Lord Abbett Bond-Debenture Class A Shares	1,945,149.032	15,120,489	14,394,103	(310)	14,393,793	743,655	16.002063	21.981572
Lord Abbett Mid Cap Stock Class A Shares	658,136.466	10,845,062	16,288,878	13	16,288,891	728,157	16.877146	26.000904
MFS® Growth Class A Shares	121,078.972	8,527,470	8,515,484	21	8,515,505	463,120	18.387242	18.387242
MFS® Mid Cap Growth Class A Shares	1,003,036.325	10,709,146	14,032,478	(5)	14,032,473	566,895	24.753194	24.753194
MFS® Research International Class A Shares	1,007,850.705	15,746,722	15,793,021	—	15,793,021	719,182	21.959689	21.959689
Oppenheimer Capital Appreciation Class A Shares	19,516.926	1,160,908	1,052,353	(8)	1,052,345	61,623	16.606951	17.564913
Oppenheimer Fundamental Alternatives Class A Shares	32,215.340	802,887	857,895	4	857,899	51,764	16.573315	16.573315
Oppenheimer Global Class A Shares	32,590.094	2,056,898	2,448,168	2	2,448,170	83,503	29.318176	29.318176
Oppenheimer Main Street Mid Cap® Class A Shares	58,925.763	1,511,795	1,421,879	2	1,421,881	71,899	19.209516	20.317300
Oppenheimer Main Street® Class A Shares	38,790.389	1,398,552	1,683,891	10	1,683,901	78,591	18.006456	24.273701
PIMCO CommodityRealReturn Strategy Class A Shares	1,724,310.484	19,399,270	10,656,239	4	10,656,243	1,901,288	5.450338	5.765041
PIMCO Low Duration Class A Shares	5,910,858.529	61,142,610	58,281,065	(457)	58,280,608	4,999,002	11.409614	11.923272
PIMCO Real Return Class A Shares	3,731,255.037	43,419,152	39,215,490	(278)	39,215,212	3,078,598	12.394168	13.109431
PIMCO Total Return Class A Shares	13,245,190.006	145,548,437	133,379,063	(214)	133,378,849	8,754,605	14.312184	16.433218
Pioneer Class A Shares	30,751.447	1,141,171	981,586	14	981,600	56,294	16.978689	17.958025

See accompanying notes.

3

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2015

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Pioneer Emerging Markets Class A Shares	253,442.618	$5,794,162	$3,809,243	$42	$3,809,285	522,599	$7.108243	$7.465783
Pioneer High Yield Class A Shares	320,465.348	3,292,817	2,807,276	37	2,807,313	183,824	14.900047	15.759731
Pioneer Real Estate Shares Class A Shares	111,497.319	2,974,993	2,991,473	(1)	2,991,472	182,849	16.057622	16.696983
Pioneer Select Mid Cap Growth Class A Shares	12,204.312	409,683	420,805	(1)	420,804	20,553	20.206890	20.862356
Putnam Fund for Growth and Income Class A Shares	34,154.911	586,733	672,852	—	672,852	32,180	20.909046	20.909046
Putnam International Equity Class A Shares	72,584.069	1,511,871	1,596,850	(1)	1,596,849	81,709	19.543040	19.543040
Putnam Voyager Class A Shares	81,234.463	2,264,571	2,181,958	(3)	2,181,955	95,544	22.837238	22.837238
Ready Assets Prime Money	7,406,690.639	7,406,691	7,406,691	(13)	7,406,678	751,358	9.523306	10.072903
TA Dividend Focused Class A Shares	3,788,085.901	47,948,971	40,684,043	2	40,684,045	3,736,163	10.828558	10.932154
TA Flexible Income Class A Shares	104,943.424	970,821	946,590	6	946,596	727,395	1.278518	1.318103
TA Growth Opportunities Class A Shares	1,473,036.361	14,436,402	12,432,427	(41)	12,432,386	890,591	13.693976	14.239146
TA Small/Mid Cap Value Class A Shares	1,776,753.574	45,182,422	41,789,244	5	41,789,249	2,586,053	15.850347	16.481416
TA US Growth Class A Shares	2,632,195.572	38,075,070	43,957,666	30	43,957,696	2,957,241	14.722244	15.011139

See accompanying notes.

4

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AB Discovery Value Class A Shares	AB Growth and Income Class A Shares	AB International Value Class A Shares	AB Large Cap Growth Class A Shares	AB Value Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$5,662,693	$3,482,228	$2,072,511	$3,158,288	$724,829

Investment Income:
Reinvested Dividends	21,248	25,246	68,270	—	12,262
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85,072	42,868	34,719	38,168	11,678

Net Investment Income (Loss)	(63,824)	(17,622)	33,551	(38,168)	584
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	601,488	155,576	—	384,960	—
Realized Gain (Loss) on Investments	370,090	162,977	22,802	462,556	37,007

Net Realized Capital Gains (Losses) on Investments	971,578	318,553	22,802	847,516	37,007
Net Change in Unrealized Appreciation (Depreciation)	(533,630)	(63,849)	(268,276)	(482,058)	40,811

Net Gain (Loss) on Investment	437,948	254,704	(245,474)	365,458	77,818
Net Increase (Decrease) in Net Assets Resulting from Operations	374,124	237,082	(211,923)	327,290	78,402

Increase (Decrease) in Net Assets from Contract Transactions	(1,074,843)	(351,615)	334,189	(628,057)	40,731

Total Increase (Decrease) in Net Assets	(700,719)	(114,533)	122,266	(300,767)	119,133

Net Assets as of December 31, 2014:	$4,961,974	$3,367,695	$2,194,777	$2,857,521	$843,962

Investment Income:
Reinvested Dividends	136	30,889	27,310	—	9,541
Investment Expense:
Mortality and Expense Risk and Administrative Charges	73,740	42,278	32,950	36,120	11,878

Net Investment Income (Loss)	(73,604)	(11,389)	(5,640)	(36,120)	(2,337)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	257,295	99,193	—	230,294	—
Realized Gain (Loss) on Investments	96,623	142,952	14,726	223,517	10,408

Net Realized Capital Gains (Losses) on Investments	353,918	242,145	14,726	453,811	10,408
Net Change in Unrealized Appreciation (Depreciation)	(620,938)	(230,216)	36,226	(169,224)	(82,686)

Net Gain (Loss) on Investment	(267,020)	11,929	50,952	284,587	(72,278)
Net Increase (Decrease) in Net Assets Resulting from Operations	(340,624)	540	45,312	248,467	(74,615)

Increase (Decrease) in Net Assets from Contract Transactions	(289,984)	(252,721)	(297,333)	(346,426)	(25,900)

Total Increase (Decrease) in Net Assets	(630,608)	(252,181)	(252,021)	(97,959)	(100,515)

Net Assets as of December 31, 2015:	$4,331,366	$3,115,514	$1,942,756	$2,759,562	$743,447

See Accompanying Notes.

(1)	See Footnote 1

5

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	AllianzGI NFJ Dividend Value Class A Shares	AllianzGI NFJ Mid-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Class A Shares	American Century Equity Income A Class	American Century Ultra® A Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$6,687,757	$3,999,557	$10,598,597	$7,883,929	$55,015

Investment Income:
Reinvested Dividends	115,468	49,219	214,877	158,618	45
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97,728	47,643	128,405	96,152	804

Net Investment Income (Loss)	17,740	1,576	86,472	62,466	(759)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	1,806,143	495,982	3,954
Realized Gain (Loss) on Investments	463,567	337,557	788,763	285,874	1,125

Net Realized Capital Gains (Losses) on Investments	463,567	337,557	2,594,906	781,856	5,079
Net Change in Unrealized Appreciation (Depreciation)	17,161	(88,224)	(2,666,189)	(106,916)	(69)

Net Gain (Loss) on Investment	480,728	249,333	(71,283)	674,940	5,010
Net Increase (Decrease) in Net Assets Resulting from Operations	498,468	250,909	15,189	737,406	4,251

Increase (Decrease) in Net Assets from Contract Transactions	(796,641)	(835,649)	(2,097,044)	(1,723,693)	(2,697)

Total Increase (Decrease) in Net Assets	(298,173)	(584,740)	(2,081,855)	(986,287)	1,554

Net Assets as of December 31, 2014:	$6,389,584	$3,414,817	$8,516,742	$6,897,642	$56,569

Investment Income:
Reinvested Dividends	130,051	35,829	105,575	130,529	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,207	39,975	101,742	80,955	845

Net Investment Income (Loss)	42,844	(4,146)	3,833	49,574	(845)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	77,800	848,879	422,029	2,880
Realized Gain (Loss) on Investments	451,362	291,679	173,179	239,145	1,285

Net Realized Capital Gains (Losses) on Investments	451,362	369,479	1,022,058	661,174	4,165
Net Change in Unrealized Appreciation (Depreciation)	(1,075,817)	(495,609)	(1,708,960)	(768,652)	(866)

Net Gain (Loss) on Investment	(624,455)	(126,130)	(686,902)	(107,478)	3,299
Net Increase (Decrease) in Net Assets Resulting from Operations	(581,611)	(130,276)	(683,069)	(57,904)	2,454

Increase (Decrease) in Net Assets from Contract Transactions	(760,512)	(613,157)	(1,721,163)	(1,064,248)	(2,863)

Total Increase (Decrease) in Net Assets	(1,342,123)	(743,433)	(2,404,232)	(1,122,152)	(409)

Net Assets as of December 31, 2015:	$5,047,461	$2,671,384	$6,112,510	$5,775,490	$56,160

See Accompanying Notes.

(1)	See Footnote 1

6

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - Bond Fund of America Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Class F -1 Shares
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$4,854,568	$6,987,117	$18,276,269	$7,284,114

Investment Income:
Reinvested Dividends	99,831	75,750	35,600	211,670
Investment Expense:
Mortality and Expense Risk and Administrative Charges	69,796	97,572	260,011	104,838

Net Investment Income (Loss)	30,035	(21,822)	(224,411)	106,832
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	1,472,249	40,344
Realized Gain (Loss) on Investments	18,631	312,805	1,379,618	546,161

Net Realized Capital Gains (Losses) on Investments	18,631	312,805	2,851,867	586,505
Net Change in Unrealized Appreciation (Depreciation)	136,883	(555,610)	(1,351,312)	(216,835)

Net Gain (Loss) on Investment	155,514	(242,805)	1,500,555	369,670
Net Increase (Decrease) in Net Assets Resulting from Operations	185,549	(264,627)	1,276,144	476,502

Increase (Decrease) in Net Assets from Contract Transactions	(620,394)	(687,690)	(2,671,124)	(969,687)

Total Increase (Decrease) in Net Assets	(434,845)	(952,317)	(1,394,980)	(493,185)

Net Assets as of December 31, 2014:	$4,419,723	$6,034,800	$16,881,289	$6,790,929

Investment Income:
Reinvested Dividends	79,076	83,176	79,614	181,349
Investment Expense:
Mortality and Expense Risk and Administrative Charges	61,357	86,052	237,336	89,255

Net Investment Income (Loss)	17,719	(2,876)	(157,722)	92,094
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	63,526	1,090,790	99,861
Realized Gain (Loss) on Investments	35,750	460,201	2,086,851	365,917

Net Realized Capital Gains (Losses) on Investments	35,750	523,727	3,177,641	465,778
Net Change in Unrealized Appreciation (Depreciation)	(101,780)	(621,927)	(2,380,115)	(729,360)

Net Gain (Loss) on Investment	(66,030)	(98,200)	797,526	(263,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	(48,311)	(101,076)	639,804	(171,488)

Increase (Decrease) in Net Assets from Contract Transactions	(745,093)	(952,670)	(3,154,697)	(1,036,089)

Total Increase (Decrease) in Net Assets	(793,404)	(1,053,746)	(2,514,893)	(1,207,577)

Net Assets as of December 31, 2015:	$3,626,319	$4,981,054	$14,366,396	$5,583,352

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - Investment Company of America® Class F -1 Shares	American Funds - The Bond Fund of America Class A Shares	American Funds - The Growth Fund of America® Class A Shares	American Funds - The Income Fund of America® Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$9,011,208	$13,641,258	$63,100,633	$25,740,223

Investment Income:
Reinvested Dividends	120,419	268,922	195,065	726,717
Investment Expense:
Mortality and Expense Risk and Administrative Charges	128,054	162,858	750,942	311,861

Net Investment Income (Loss)	(7,635)	106,064	(555,877)	414,856
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	735,523	—	4,710,591	131,750
Realized Gain (Loss) on Investments	588,343	157,744	4,501,440	1,167,508

Net Realized Capital Gains (Losses) on Investments	1,323,866	157,744	9,212,031	1,299,258
Net Change in Unrealized Appreciation (Depreciation)	(463,173)	266,276	(4,344,266)	(63,324)

Net Gain (Loss) on Investment	860,693	424,020	4,867,765	1,235,934
Net Increase (Decrease) in Net Assets Resulting from Operations	853,058	530,084	4,311,888	1,650,790

Increase (Decrease) in Net Assets from Contract Transactions	(1,338,602)	(2,938,338)	(13,404,190)	(5,118,214)

Total Increase (Decrease) in Net Assets	(485,544)	(2,408,254)	(9,092,302)	(3,467,424)

Net Assets as of December 31, 2014:	$8,525,664	$11,233,004	$54,008,331	$22,272,799

Investment Income:
Reinvested Dividends	120,902	196,900	281,608	607,936
Investment Expense:
Mortality and Expense Risk and Administrative Charges	113,228	130,783	657,898	261,890

Net Investment Income (Loss)	7,674	66,117	(376,290)	346,046
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	487,546	—	3,504,342	312,555
Realized Gain (Loss) on Investments	617,026	135,027	3,480,998	980,104

Net Realized Capital Gains (Losses) on Investments	1,104,572	135,027	6,985,340	1,292,659
Net Change in Unrealized Appreciation (Depreciation)	(1,318,838)	(294,700)	(4,469,180)	(2,155,900)

Net Gain (Loss) on Investment	(214,266)	(159,673)	2,516,160	(863,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	(206,592)	(93,556)	2,139,870	(517,195)

Increase (Decrease) in Net Assets from Contract Transactions	(1,566,289)	(2,192,051)	(9,999,709)	(4,324,779)

Total Increase (Decrease) in Net Assets	(1,772,881)	(2,285,607)	(7,859,839)	(4,841,974)

Net Assets as of December 31, 2015:	$6,752,783	$8,947,397	$46,148,492	$17,430,825

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	American Funds - The Investment Company of America Class A Shares	AMG Managers Cadence Capital Appreciation Investor Class	BlackRock Basic Value Investor A Shares	BlackRock Capital Appreciation Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$41,159,531	$46,554	$23,839,232	$72,554,461

Investment Income:
Reinvested Dividends	543,716	260	268,270	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	487,957	802	302,997	984,425

Net Investment Income (Loss)	55,759	(542)	(34,727)	(984,425)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,040,547	—	3,836,994	12,591,567
Realized Gain (Loss) on Investments	2,256,483	2,543	1,034,623	2,466,594

Net Realized Capital Gains (Losses) on Investments	5,297,030	2,543	4,871,617	15,058,161
Net Change in Unrealized Appreciation (Depreciation)	(1,571,371)	2,144	(3,036,941)	(9,700,386)

Net Gain (Loss) on Investment	3,725,659	4,687	1,834,676	5,357,775
Net Increase (Decrease) in Net Assets Resulting from Operations	3,781,418	4,145	1,799,949	4,373,350

Increase (Decrease) in Net Assets from Contract Transactions	(9,585,172)	(4,110)	(3,604,475)	(11,378,342)

Total Increase (Decrease) in Net Assets	(5,803,754)	35	(1,804,526)	(7,004,992)

Net Assets as of December 31, 2014:	$35,355,777	$46,589	$22,034,706	$65,549,469

Investment Income:
Reinvested Dividends	517,827	226	730,953	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	412,643	682	777,952	876,615

Net Investment Income (Loss)	105,184	(456)	(46,999)	(876,615)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,987,824	—	5,848,576	5,702,894
Realized Gain (Loss) on Investments	1,592,643	2,686	32,008	1,340,490

Net Realized Capital Gains (Losses) on Investments	3,580,467	2,686	5,880,584	7,043,384
Net Change in Unrealized Appreciation (Depreciation)	(4,433,415)	(1,337)	(8,761,227)	(2,881,959)

Net Gain (Loss) on Investment	(852,948)	1,349	(2,880,643)	4,161,425
Net Increase (Decrease) in Net Assets Resulting from Operations	(747,764)	893	(2,927,642)	3,284,810

Increase (Decrease) in Net Assets from Contract Transactions	(6,988,783)	(4,936)	31,910,801	(14,903,373)

Total Increase (Decrease) in Net Assets	(7,736,547)	(4,043)	28,983,159	(11,618,563)

Net Assets as of December 31, 2015:	$27,619,230	$42,546	$51,017,865	$53,930,906

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	BlackRock Global Allocation Investor A Shares	BlackRock Global Opportunities Investor A Shares	BlackRock Global SmallCap Investor A Shares	BlackRock High Yield Bond Investor A Shares	BlackRock International Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$172,969,840	$2,407,713	$1,136,088	$30,624,817	$1,752,131

Investment Income:
Reinvested Dividends	3,328,851	36,951	2,352	1,569,212	35,311
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,339,508	37,814	15,735	445,746	26,543

Net Investment Income (Loss)	989,343	(863)	(13,383)	1,123,466	8,768
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,358,150	—	143,253	492,105	—
Realized Gain (Loss) on Investments	5,146,194	89,668	16,804	269,048	48,869

Net Realized Capital Gains (Losses) on Investments	15,504,344	89,668	160,057	761,153	48,869
Net Change in Unrealized Appreciation (Depreciation)	(15,632,917)	(254,198)	(153,865)	(1,377,022)	(185,996)

Net Gain (Loss) on Investment	(128,573)	(164,530)	6,192	(615,869)	(137,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	860,770	(165,393)	(7,191)	507,597	(128,359)

Increase (Decrease) in Net Assets from Contract Transactions	(22,688,675)	265,696	(92,469)	(3,618,304)	298,817

Total Increase (Decrease) in Net Assets	(21,827,905)	100,303	(99,660)	(3,110,707)	170,458

Net Assets as of December 31, 2014:	$151,141,935	$2,508,016	$1,036,428	$27,514,110	$1,922,589

Investment Income:
Reinvested Dividends	1,303,789	11,726	—	1,296,651	4,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,047,123	38,452	13,574	396,472	27,215

Net Investment Income (Loss)	(743,334)	(26,726)	(13,574)	900,179	(22,694)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,238,013	—	40,895	149,465	—
Realized Gain (Loss) on Investments	2,477,776	103,442	(5,153)	(87,470)	67,220

Net Realized Capital Gains (Losses) on Investments	12,715,789	103,442	35,742	61,995	67,220
Net Change in Unrealized Appreciation (Depreciation)	(14,988,922)	(97,431)	(83,920)	(2,386,950)	(116,082)

Net Gain (Loss) on Investment	(2,273,133)	6,011	(48,178)	(2,324,955)	(48,862)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,016,467)	(20,715)	(61,752)	(1,424,776)	(71,556)

Increase (Decrease) in Net Assets from Contract Transactions	(17,806,636)	(117,463)	(205,396)	(1,982,025)	(177,222)

Total Increase (Decrease) in Net Assets	(20,823,103)	(138,178)	(267,148)	(3,406,801)	(248,778)

Net Assets as of December 31, 2015:	$130,318,832	$2,369,838	$769,280	$24,107,309	$1,673,811

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	BlackRock International Index Investor A Shares	BlackRock Large Cap Core Investor A Shares	BlackRock Large Cap Growth Investor A Shares	BlackRock Large Cap Value Investor A Shares	BlackRock Low Duration Bond Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$290,241	$6,790,617	$6,316,921	$5,054,339	$131,093

Investment Income:
Reinvested Dividends	1,198	22,261	3,996	33,523	2,093
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,186	102,198	90,267	70,674	1,845

Net Investment Income (Loss)	(2,988)	(79,937)	(86,271)	(37,151)	248
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	677,791	—	196
Realized Gain (Loss) on Investments	1,874	506,364	424,904	399,492	173

Net Realized Capital Gains (Losses) on Investments	1,874	506,364	1,102,695	399,492	369
Net Change in Unrealized Appreciation (Depreciation)	(18,692)	222,009	(310,339)	67,631	(889)

Net Gain (Loss) on Investment	(16,818)	728,373	792,356	467,123	(520)
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,806)	648,436	706,085	429,972	(272)

Increase (Decrease) in Net Assets from Contract Transactions	(33,977)	(656,913)	(1,192,270)	(1,038,251)	(23,056)

Total Increase (Decrease) in Net Assets	(53,783)	(8,477)	(486,185)	(608,279)	(23,328)

Net Assets as of December 31, 2014:	$236,458	$6,782,140	$5,830,736	$4,446,060	$107,765

Investment Income:
Reinvested Dividends	4,090	23,132	1,653	25,725	1,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,687	99,907	81,385	60,767	1,589

Net Investment Income (Loss)	403	(76,775)	(79,732)	(35,042)	(228)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	155,748	242,006	—	219
Realized Gain (Loss) on Investments	(133)	335,820	393,584	325,126	(14)

Net Realized Capital Gains (Losses) on Investments	(133)	491,568	635,590	325,126	205
Net Change in Unrealized Appreciation (Depreciation)	(5,764)	(515,797)	(516,678)	(430,877)	(1,030)

Net Gain (Loss) on Investment	(5,897)	(24,229)	118,912	(105,751)	(825)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,494)	(101,004)	39,180	(140,793)	(1,053)

Increase (Decrease) in Net Assets from Contract Transactions	(16,693)	(344,654)	(851,383)	(657,061)	(5,849)

Total Increase (Decrease) in Net Assets	(22,187)	(445,658)	(812,203)	(797,854)	(6,902)

Net Assets as of December 31, 2015:	$214,271	$6,336,482	$5,018,533	$3,648,206	$100,863

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	BlackRock S&P 500 Index Investor A Shares	BlackRock Small Cap Index Investor A Shares	BlackRock Total Return Investor A Shares	BlackRock U.S. Government Bond Investor A Shares	BlackRock Value Opportunities Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$16,031,418	$101,767	$8,072,458	$32,017,492	$10,250,564

Investment Income:
Reinvested Dividends	275,845	1,012	273,568	559,858	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	235,729	1,317	116,711	394,831	126,888

Net Investment Income (Loss)	40,116	(305)	156,857	165,027	(126,888)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	6,546	20,906	59,730	—
Realized Gain (Loss) on Investments	838,025	9,040	177,207	(120,149)	870,022

Net Realized Capital Gains (Losses) on Investments	838,025	15,586	198,113	(60,419)	870,022
Net Change in Unrealized Appreciation (Depreciation)	931,365	(12,837)	150,569	1,083,160	(449,253)

Net Gain (Loss) on Investment	1,769,390	2,749	348,682	1,022,741	420,769
Net Increase (Decrease) in Net Assets Resulting from Operations	1,809,506	2,444	505,539	1,187,768	293,881

Increase (Decrease) in Net Assets from Contract Transactions	204,270	(21,905)	(75,651)	(5,361,492)	(1,448,727)

Total Increase (Decrease) in Net Assets	2,013,776	(19,461)	429,888	(4,173,724)	(1,154,846)

Net Assets as of December 31, 2014:	$18,045,194	$82,306	$8,502,346	$27,843,768	$9,095,718

Investment Income:
Reinvested Dividends	271,489	449	890,348	486,799	219,054
Investment Expense:
Mortality and Expense Risk and Administrative Charges	245,664	1,160	492,031	344,970	110,162

Net Investment Income (Loss)	25,825	(711)	398,317	141,829	108,892
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,964	1,967	231,228	89,684	—
Realized Gain (Loss) on Investments	1,085,632	1,505	247,888	(57,001)	636,947

Net Realized Capital Gains (Losses) on Investments	1,170,596	3,472	479,116	32,683	636,947
Net Change in Unrealized Appreciation (Depreciation)	(1,257,957)	(7,536)	(1,421,373)	(431,086)	(1,398,798)

Net Gain (Loss) on Investment	(87,361)	(4,064)	(942,257)	(398,403)	(761,851)
Net Increase (Decrease) in Net Assets Resulting from Operations	(61,536)	(4,775)	(543,940)	(256,574)	(652,959)

Increase (Decrease) in Net Assets from Contract Transactions	(1,979,701)	(3,039)	49,280,775	(3,234,342)	(1,190,697)

Total Increase (Decrease) in Net Assets	(2,041,237)	(7,814)	48,736,835	(3,490,916)	(1,843,656)

Net Assets as of December 31, 2015:	$16,003,957	$74,492	$57,239,181	$24,352,852	$7,252,062

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Cohen & Steers Real Estate Securities Class A Shares	Columbia Acorn International Class A Shares	Columbia Acorn USA Class A Shares	Columbia Large Cap Growth V Class A Shares	Columbia Mid Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$684,883	$45,751,005	$21,769,243	$7,677,094	$461,138

Investment Income:
Reinvested Dividends	16,850	498,028	—	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,576	652,290	314,803	110,700	6,479

Net Investment Income (Loss)	6,274	(154,262)	(314,803)	(110,700)	(6,479)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	37,027	2,117,299	3,698,952	882,687	54,448
Realized Gain (Loss) on Investments	121,593	789,379	634,299	402,078	9,653

Net Realized Capital Gains (Losses) on Investments	158,620	2,906,678	4,333,251	1,284,765	64,101
Net Change in Unrealized Appreciation (Depreciation)	25,940	(5,219,042)	(3,634,337)	(642,515)	(37,414)

Net Gain (Loss) on Investment	184,560	(2,312,364)	698,914	642,250	26,687
Net Increase (Decrease) in Net Assets Resulting from Operations	190,834	(2,466,626)	384,111	531,550	20,208

Increase (Decrease) in Net Assets from Contract Transactions	(181,085)	(3,438,308)	(1,111,307)	(1,155,536)	(127,727)

Total Increase (Decrease) in Net Assets	9,749	(5,904,934)	(727,196)	(623,986)	(107,519)

Net Assets as of December 31, 2014:	$694,632	$39,846,071	$21,042,047	$7,053,108	$353,619

Investment Income:
Reinvested Dividends	14,506	356,609	—	—	3,470
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,894	589,090	241,446	104,218	5,178

Net Investment Income (Loss)	4,612	(232,481)	(241,446)	(104,218)	(1,708)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116,419	1,416,084	2,249,958	2,123,297	56,288
Realized Gain (Loss) on Investments	29,589	139,398	117,468	105,291	(3,646)

Net Realized Capital Gains (Losses) on Investments	146,008	1,555,482	2,367,426	2,228,588	52,642
Net Change in Unrealized Appreciation (Depreciation)	(111,415)	(2,256,325)	(2,834,493)	(2,080,493)	(41,683)

Net Gain (Loss) on Investment	34,593	(700,843)	(467,067)	148,095	10,959
Net Increase (Decrease) in Net Assets Resulting from Operations	39,205	(933,324)	(708,513)	43,877	9,251

Increase (Decrease) in Net Assets from Contract Transactions	(84,031)	(3,106,986)	(14,150,761)	(786,707)	30,874

Total Increase (Decrease) in Net Assets	(44,826)	(4,040,310)	(14,859,274)	(742,830)	40,125

Net Assets as of December 31, 2015:	$649,806	$35,805,761	$6,182,773	$6,310,278	$393,744

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Columbia Select Smaller-Cap Value Class A Shares	Davis New York Venture Class A Shares	Delaware Smid Cap Growth Class A Shares	Dreyfus Appreciation Investor Shares	Eaton Vance Floating-Rate Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$18,839,040	$43,674,216	$5,539,587	$26,611,330	$3,426,428

Investment Income:
Reinvested Dividends	—	177,199	—	416,836	125,250
Investment Expense:
Mortality and Expense Risk and Administrative Charges	221,644	557,575	62,289	382,769	53,841

Net Investment Income (Loss)	(221,644)	(380,376)	(62,289)	34,067	71,409
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,715,877	6,637,013	553,402	809,747	—
Realized Gain (Loss) on Investments	800,016	2,592,056	422,900	1,528,088	(4,478)

Net Realized Capital Gains (Losses) on Investments	2,515,893	9,229,069	976,302	2,337,835	(4,478)
Net Change in Unrealized Appreciation (Depreciation)	(1,611,389)	(6,902,667)	(915,181)	(712,462)	(108,758)

Net Gain (Loss) on Investment	904,504	2,326,402	61,121	1,625,373	(113,236)
Net Increase (Decrease) in Net Assets Resulting from Operations	682,860	1,946,026	(1,168)	1,659,440	(41,827)

Increase (Decrease) in Net Assets from Contract Transactions	(3,613,904)	(13,630,240)	(1,288,587)	(4,980,284)	261,598

Total Increase (Decrease) in Net Assets	(2,931,044)	(11,684,214)	(1,289,755)	(3,320,844)	219,771

Net Assets as of December 31, 2014:	$15,907,996	$31,990,002	$4,249,832	$23,290,486	$3,646,199

Investment Income:
Reinvested Dividends	—	231,782	—	308,466	131,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	195,382	416,420	53,877	281,690	50,894

Net Investment Income (Loss)	(195,382)	(184,638)	(53,877)	26,776	81,039
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,529,419	5,368,089	360,037	3,395,176	—
Realized Gain (Loss) on Investments	386,086	768,784	271,160	2,378,828	(28,954)

Net Realized Capital Gains (Losses) on Investments	1,915,505	6,136,873	631,197	5,774,004	(28,954)
Net Change in Unrealized Appreciation (Depreciation)	(2,348,778)	(5,408,836)	(344,833)	(6,494,554)	(158,065)

Net Gain (Loss) on Investment	(433,273)	728,037	286,364	(720,550)	(187,019)
Net Increase (Decrease) in Net Assets Resulting from Operations	(628,655)	543,399	232,487	(693,774)	(105,980)

Increase (Decrease) in Net Assets from Contract Transactions	(1,571,694)	(5,293,095)	(1,040,792)	(8,935,891)	(471,609)

Total Increase (Decrease) in Net Assets	(2,200,349)	(4,749,696)	(808,305)	(9,629,665)	(577,589)

Net Assets as of December 31, 2015:	$13,707,647	$27,240,306	$3,441,527	$13,660,821	$3,068,610

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Eaton Vance Large-Cap Value Class A Shares	Federated Equity Income Class A Shares	Federated Kaufmann Class A Shares	Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Overseas Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$50,802,388	$751,569	$5,084,974	$2,910,817	$2,385,538

Investment Income:
Reinvested Dividends	206,680	13,367	—	—	1,616
Investment Expense:
Mortality and Expense Risk and Administrative Charges	235,534	12,324	72,505	34,439	26,006

Net Investment Income (Loss)	(28,854)	1,043	(72,505)	(34,439)	(24,390)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,157,152	46,183	711,865	—	—
Realized Gain (Loss) on Investments	11,495,671	27,324	223,644	430,489	144,878

Net Realized Capital Gains (Losses) on Investments	12,652,823	73,507	935,509	430,489	144,878
Net Change in Unrealized Appreciation (Depreciation)	(11,178,104)	(25,476)	(498,338)	(152,190)	(332,572)

Net Gain (Loss) on Investment	1,474,719	48,031	437,171	278,299	(187,694)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,445,865	49,074	364,666	243,860	(212,084)

Increase (Decrease) in Net Assets from Contract Transactions	(48,075,079)	(14,249)	(492,606)	(849,303)	(445,339)

Total Increase (Decrease) in Net Assets	(46,629,214)	34,825	(127,940)	(605,443)	(657,423)

Net Assets as of December 31, 2014:	$4,173,174	$786,394	$4,957,034	$2,305,374	$1,728,115

Investment Income:
Reinvested Dividends	58,365	16,837	—	—	6,144
Investment Expense:
Mortality and Expense Risk and Administrative Charges	63,177	13,468	71,840	70,533	22,693

Net Investment Income (Loss)	(4,812)	3,369	(71,840)	(70,533)	(16,549)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	339,632	7,783	652,477	189,190	—
Realized Gain (Loss) on Investments	(377,321)	19,673	239,783	663,475	50,578

Net Realized Capital Gains (Losses) on Investments	(37,689)	27,456	892,260	852,665	50,578
Net Change in Unrealized Appreciation (Depreciation)	(87,674)	(84,845)	(580,953)	(636,222)	9,314

Net Gain (Loss) on Investment	(125,363)	(57,389)	311,307	216,443	59,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(130,175)	(54,020)	239,467	145,910	43,343

Increase (Decrease) in Net Assets from Contract Transactions	(257,967)	72,682	(605,024)	5,341,915	(136,921)

Total Increase (Decrease) in Net Assets	(388,142)	18,662	(365,557)	5,487,825	(93,578)

Net Assets as of December 31, 2015:	$3,785,032	$805,056	$4,591,477	$7,793,199	$1,634,537

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Franklin Templeton Foreign Class A Shares	Franklin Templeton Growth Class A Shares	Invesco American Franchise Fund Class A Shares	Invesco Charter Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$1,628,253	$134,267,852	$8,913,100	$771,828	$16,274,035

Investment Income:
Reinvested Dividends	—	3,060,596	194,506	—	74,781
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,984	1,809,461	115,538	10,131	196,606

Net Investment Income (Loss)	(19,984)	1,251,135	78,968	(10,131)	(121,825)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	3,357,952	—	67,844	1,378,745
Realized Gain (Loss) on Investments	71,991	3,588,403	655,646	15,144	780,238

Net Realized Capital Gains (Losses) on Investments	71,991	6,946,355	655,646	82,988	2,158,983
Net Change in Unrealized Appreciation (Depreciation)	70,622	(23,049,293)	(961,342)	(18,918)	(1,068,318)

Net Gain (Loss) on Investment	142,613	(16,102,938)	(305,696)	64,070	1,090,665
Net Increase (Decrease) in Net Assets Resulting from Operations	122,629	(14,851,803)	(226,728)	53,939	968,840

Increase (Decrease) in Net Assets from Contract Transactions	(310,089)	(9,493,095)	(1,555,906)	(62,424)	(3,304,547)

Total Increase (Decrease) in Net Assets	(187,460)	(24,344,898)	(1,782,634)	(8,485)	(2,335,707)

Net Assets as of December 31, 2014:	$1,440,793	$109,922,954	$7,130,466	$763,343	$13,938,328

Investment Income:
Reinvested Dividends	1,436	1,492,906	94,113	—	7,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,181	1,660,220	91,181	9,893	93,526

Net Investment Income (Loss)	(14,745)	(167,314)	2,932	(9,893)	(86,480)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,467	55,596	—	34,727	75,352
Realized Gain (Loss) on Investments	91,026	850,106	332,356	13,434	1,766,947

Net Realized Capital Gains (Losses) on Investments	107,493	905,702	332,356	48,161	1,842,299
Net Change in Unrealized Appreciation (Depreciation)	(142,236)	(9,541,840)	(818,668)	(9,432)	(1,877,685)

Net Gain (Loss) on Investment	(34,743)	(8,636,138)	(486,312)	38,729	(35,386)
Net Increase (Decrease) in Net Assets Resulting from Operations	(49,488)	(8,803,452)	(483,380)	28,836	(121,866)

Increase (Decrease) in Net Assets from Contract Transactions	(305,342)	5,668,288	(866,607)	(67,426)	(13,167,826)

Total Increase (Decrease) in Net Assets	(354,830)	(3,135,164)	(1,349,987)	(38,590)	(13,289,692)

Net Assets as of December 31, 2015:	$1,085,963	$106,787,790	$5,780,479	$724,753	$648,636

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Invesco Comstock Class A Shares	Invesco Equity and Income Class A Shares	Invesco Mid Cap Core Equity Class A Shares	Invesco Mid Cap Growth Class A Shares	Invesco Value Opportunities Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$108,141,524	$5,388,956	$3,740,401	$2,892,840	$421,894

Investment Income:
Reinvested Dividends	1,473,500	123,027	206	—	7,160
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,357,805	64,915	58,132	34,614	6,507

Net Investment Income (Loss)	115,695	58,112	(57,926)	(34,614)	653
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	373,767	373,820	231,409	—
Realized Gain (Loss) on Investments	11,874,823	413,468	71,243	233,560	8,215

Net Realized Capital Gains (Losses) on Investments	11,874,823	787,235	445,063	464,969	8,215
Net Change in Unrealized Appreciation (Depreciation)	(5,209,456)	(476,286)	(275,613)	(262,028)	11,620

Net Gain (Loss) on Investment	6,665,367	310,949	169,450	202,941	19,835
Net Increase (Decrease) in Net Assets Resulting from Operations	6,781,062	369,061	111,524	168,327	20,488

Increase (Decrease) in Net Assets from Contract Transactions	(33,123,638)	(1,242,800)	(245,761)	(577,777)	(19,511)

Total Increase (Decrease) in Net Assets	(26,342,576)	(873,739)	(134,237)	(409,450)	977

Net Assets as of December 31, 2014:	$81,798,948	$4,515,217	$3,606,164	$2,483,390	$422,871

Investment Income:
Reinvested Dividends	819,675	85,874	1,098	—	3,329
Investment Expense:
Mortality and Expense Risk and Administrative Charges	891,687	52,660	52,601	30,284	5,603

Net Investment Income (Loss)	(72,012)	33,214	(51,503)	(30,284)	(2,274)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,781,924	96,484	180,556	149,086	42,608
Realized Gain (Loss) on Investments	9,058,571	244,488	32,594	250,662	17,362

Net Realized Capital Gains (Losses) on Investments	13,840,495	340,972	213,150	399,748	59,970
Net Change in Unrealized Appreciation (Depreciation)	(18,704,936)	(512,097)	(342,261)	(343,087)	(102,501)

Net Gain (Loss) on Investment	(4,864,441)	(171,125)	(129,111)	56,661	(42,531)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,936,453)	(137,911)	(180,614)	26,377	(44,805)

Increase (Decrease) in Net Assets from Contract Transactions	(20,242,348)	(823,386)	(435,678)	(526,810)	(42,870)

Total Increase (Decrease) in Net Assets	(25,178,801)	(961,297)	(616,292)	(500,433)	(87,675)

Net Assets as of December 31, 2015:	$56,620,147	$3,553,920	$2,989,872	$1,982,957	$335,196

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Janus Enterprise Class A Shares	Janus Forty Class A Shares	JPMorgan Multi-Cap Market Neutral Class A Shares	JPMorgan Small Cap Growth Class A Shares	Lord Abbett Affiliated Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$2,697,821	$8,914,091	$576,324	$1,866,615	$1,768,193

Investment Income:
Reinvested Dividends	—	137,602	—	—	36,712
Investment Expense:
Mortality and Expense Risk and Administrative Charges	41,002	122,667	7,970	25,832	25,355

Net Investment Income (Loss)	(41,002)	14,935	(7,970)	(25,832)	11,357
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	151,726	2,422,519	—	126,572	80,010
Realized Gain (Loss) on Investments	158,652	403,212	2,537	67,191	115,694

Net Realized Capital Gains (Losses) on Investments	310,378	2,825,731	2,537	193,763	195,704
Net Change in Unrealized Appreciation (Depreciation)	(15,249)	(2,310,718)	3,914	(215,784)	(36,901)

Net Gain (Loss) on Investment	295,129	515,013	6,451	(22,021)	158,803
Net Increase (Decrease) in Net Assets Resulting from Operations	254,127	529,948	(1,519)	(47,853)	170,160

Increase (Decrease) in Net Assets from Contract Transactions	(231,904)	(1,497,025)	(89,421)	(217,493)	(318,131)

Total Increase (Decrease) in Net Assets	22,223	(967,077)	(90,940)	(265,346)	(147,971)

Net Assets as of December 31, 2014:	$2,720,044	$7,947,014	$485,384	$1,601,269	$1,620,222

Investment Income:
Reinvested Dividends	159,991	31,935	—	—	34,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	144,723	116,385	7,274	23,655	22,727

Net Investment Income (Loss)	15,268	(84,450)	(7,274)	(23,655)	11,532
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	917,393	948,462	—	121,033	103,722
Realized Gain (Loss) on Investments	505,656	(134,069)	3,552	33,410	208,110

Net Realized Capital Gains (Losses) on Investments	1,423,049	814,393	3,552	154,443	311,832
Net Change in Unrealized Appreciation (Depreciation)	(285,079)	52,939	2,109	(176,587)	(408,435)

Net Gain (Loss) on Investment	1,137,970	867,332	5,661	(22,144)	(96,603)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,153,238	782,882	(1,613)	(45,799)	(85,071)

Increase (Decrease) in Net Assets from Contract Transactions	24,200,105	(1,524,669)	(23,727)	(83,670)	(194,860)

Total Increase (Decrease) in Net Assets	25,353,343	(741,787)	(25,340)	(129,469)	(279,931)

Net Assets as of December 31, 2015:	$28,073,387	$7,205,227	$460,044	$1,471,800	$1,340,291

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Mid Cap Stock Class A Shares	MFS® Growth Class A Shares	MFS® Mid Cap Growth Class A Shares	MFS® Research International Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$18,924,335	$20,613,246	$2,552,885	$18,914,844	$19,807,800

Investment Income:
Reinvested Dividends	858,934	86,802	—	—	359,010
Investment Expense:
Mortality and Expense Risk and Administrative Charges	252,448	262,463	30,734	226,527	231,938

Net Investment Income (Loss)	606,486	(175,661)	(30,734)	(226,527)	127,072
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	422,295	—	89,836	1,112,087	—
Realized Gain (Loss) on Investments	287,426	1,825,737	177,654	1,381,219	600,903

Net Realized Capital Gains (Losses) on Investments	709,721	1,825,737	267,490	2,493,306	600,903
Net Change in Unrealized Appreciation (Depreciation)	(748,855)	178,564	(78,973)	(1,101,428)	(2,141,363)

Net Gain (Loss) on Investment	(39,134)	2,004,301	188,517	1,391,878	(1,540,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	567,352	1,828,640	157,783	1,165,351	(1,413,388)

Increase (Decrease) in Net Assets from Contract Transactions	(2,190,827)	(4,180,307)	(467,905)	(4,026,881)	(2,091,936)

Total Increase (Decrease) in Net Assets	(1,623,475)	(2,351,667)	(310,122)	(2,861,530)	(3,505,324)

Net Assets as of December 31, 2014:	$17,300,860	$18,261,579	$2,242,763	$16,053,314	$16,302,476

Investment Income:
Reinvested Dividends	712,969	119,846	—	—	260,240
Investment Expense:
Mortality and Expense Risk and Administrative Charges	224,196	231,776	73,987	200,899	216,531

Net Investment Income (Loss)	488,773	(111,930)	(73,987)	(200,899)	43,709
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	118,119	—	314,461	395,698	—
Realized Gain (Loss) on Investments	158,707	1,234,564	731,602	1,263,234	328,528

Net Realized Capital Gains (Losses) on Investments	276,826	1,234,564	1,046,063	1,658,932	328,528
Net Change in Unrealized Appreciation (Depreciation)	(1,176,339)	(1,887,119)	(677,392)	(965,696)	(905,955)

Net Gain (Loss) on Investment	(899,513)	(652,555)	368,671	693,236	(577,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	(410,740)	(764,485)	294,684	492,337	(533,718)

Increase (Decrease) in Net Assets from Contract Transactions	(2,496,327)	(1,208,203)	5,978,058	(2,513,178)	24,263

Total Increase (Decrease) in Net Assets	(2,907,067)	(1,972,688)	6,272,742	(2,020,841)	(509,455)

Net Assets as of December 31, 2015:	$14,393,793	$16,288,891	$8,515,505	$14,032,473	$15,793,021

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Oppenheimer Capital Appreciation Class A Shares	Oppenheimer Fundamental Alternatives Class A Shares	Oppenheimer Global Class A Shares	Oppenheimer Main Street Mid Cap® Class A Shares	Oppenheimer Main Street® Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$817,155	$956,626	$3,705,967	$1,872,198	$2,288,903

Investment Income:
Reinvested Dividends	—	17,125	24,180	9,824	13,246
Investment Expense:
Mortality and Expense Risk and Administrative Charges	14,558	12,752	41,656	25,767	28,616

Net Investment Income (Loss)	(14,558)	4,373	(17,476)	(15,943)	(15,370)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	169,892	—	139,019	237,906	202,200
Realized Gain (Loss) on Investments	130,711	14,526	274,271	197,098	223,539

Net Realized Capital Gains (Losses) on Investments	300,603	14,526	413,290	435,004	425,739
Net Change in Unrealized Appreciation (Depreciation)	(162,820)	13,614	(366,502)	(243,959)	(243,425)

Net Gain (Loss) on Investment	137,783	28,140	46,788	191,045	182,314
Net Increase (Decrease) in Net Assets Resulting from Operations	123,225	32,513	29,312	175,102	166,944

Increase (Decrease) in Net Assets from Contract Transactions	274,483	(53,907)	(859,318)	(293,295)	(447,389)

Total Increase (Decrease) in Net Assets	397,708	(21,394)	(830,006)	(118,193)	(280,445)

Net Assets as of December 31, 2014:	$1,214,863	$935,232	$2,875,961	$1,754,005	$2,008,458

Investment Income:
Reinvested Dividends	—	4,582	16,237	5,515	14,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,946	11,757	35,740	23,724	25,324

Net Investment Income (Loss)	(17,946)	(7,175)	(19,503)	(18,209)	(10,348)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	128,964	—	104,998	162,977	191,294
Realized Gain (Loss) on Investments	33,989	13,996	193,512	98,729	153,917

Net Realized Capital Gains (Losses) on Investments	162,953	13,996	298,510	261,706	345,211
Net Change in Unrealized Appreciation (Depreciation)	(123,332)	(21)	(182,953)	(375,332)	(298,215)

Net Gain (Loss) on Investment	39,621	13,975	115,557	(113,626)	46,996
Net Increase (Decrease) in Net Assets Resulting from Operations	21,675	6,800	96,054	(131,835)	36,648

Increase (Decrease) in Net Assets from Contract Transactions	(184,193)	(84,133)	(523,845)	(200,289)	(361,205)

Total Increase (Decrease) in Net Assets	(162,518)	(77,333)	(427,791)	(332,124)	(324,557)

Net Assets as of December 31, 2015:	$1,052,345	$857,899	$2,448,170	$1,421,881	$1,683,901

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO Low Duration Class A Shares	PIMCO Real Return Class A Shares	PIMCO Total Return Class A Shares	Pioneer Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$15,295,096	$74,868,533	$50,726,470	$244,467,087	$1,128,721

Investment Income:
Reinvested Dividends	20,157	2,234,461	1,554,213	8,117,961	10,256
Investment Expense:
Mortality and Expense Risk and Administrative Charges	219,547	1,078,858	737,660	3,304,502	17,041

Net Investment Income (Loss)	(199,390)	1,155,603	816,553	4,813,459	(6,785)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	13,966	1,640,983	158,109
Realized Gain (Loss) on Investments	(869,472)	(74,349)	(348,787)	(1,063,420)	43,315

Net Realized Capital Gains (Losses) on Investments	(869,472)	(74,349)	(334,821)	577,563	201,424
Net Change in Unrealized Appreciation (Depreciation)	(1,678,280)	(1,814,818)	401,286	1,118,680	(102,197)

Net Gain (Loss) on Investment	(2,547,752)	(1,889,167)	66,465	1,696,243	99,227
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,747,142)	(733,564)	883,018	6,509,702	92,442

Increase (Decrease) in Net Assets from Contract Transactions	(792,133)	(7,328,665)	(6,661,517)	(38,819,341)	(146,539)

Total Increase (Decrease) in Net Assets	(3,539,275)	(8,062,229)	(5,778,499)	(32,309,639)	(54,097)

Net Assets as of December 31, 2014:	$11,755,821	$66,806,304	$44,947,971	$212,157,448	$1,074,624

Investment Income:
Reinvested Dividends	550,047	1,341,647	269,929	4,103,715	8,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	175,142	950,322	642,832	2,488,396	15,530

Net Investment Income (Loss)	374,905	391,325	(372,903)	1,615,319	(6,980)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	4,553,441	116,187
Realized Gain (Loss) on Investments	(1,438,148)	(591,379)	(784,819)	(4,389,067)	(35,535)

Net Realized Capital Gains (Losses) on Investments	(1,438,148)	(591,379)	(784,819)	164,374	80,652
Net Change in Unrealized Appreciation (Depreciation)	(2,404,070)	(539,886)	(770,825)	(3,524,261)	(94,478)

Net Gain (Loss) on Investment	(3,842,218)	(1,131,265)	(1,555,644)	(3,359,887)	(13,826)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,467,313)	(739,940)	(1,928,547)	(1,744,568)	(20,806)

Increase (Decrease) in Net Assets from Contract Transactions	2,367,735	(7,785,756)	(3,804,212)	(77,034,031)	(72,218)

Total Increase (Decrease) in Net Assets	(1,099,578)	(8,525,696)	(5,732,759)	(78,778,599)	(93,024)

Net Assets as of December 31, 2015:	$10,656,243	$58,280,608	$39,215,212	$133,378,849	$981,600

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Pioneer Emerging Markets Class A Shares	Pioneer High Yield Class A Shares	Pioneer Real Estate Shares Class A Shares	Pioneer Select Mid Cap Growth Class A Shares	Putnam Fund for Growth and Income Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$5,690,453	$3,642,219	$2,461,948	$410,403	$786,999

Investment Income:
Reinvested Dividends	92,153	159,038	64,638	—	10,034
Investment Expense:
Mortality and Expense Risk and Administrative Charges	80,423	56,060	45,910	6,247	9,347

Net Investment Income (Loss)	11,730	102,978	18,728	(6,247)	687
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	323,061	155,637	175,869	51,364	—
Realized Gain (Loss) on Investments	(158,114)	27,275	176,222	16,051	60,511

Net Realized Capital Gains (Losses) on Investments	164,947	182,912	352,091	67,415	60,511
Net Change in Unrealized Appreciation (Depreciation)	(981,901)	(343,130)	342,647	(33,938)	6,085

Net Gain (Loss) on Investment	(816,954)	(160,218)	694,738	33,477	66,596
Net Increase (Decrease) in Net Assets Resulting from Operations	(805,224)	(57,240)	713,466	27,230	67,283

Increase (Decrease) in Net Assets from Contract Transactions	(98,832)	(277,827)	175,277	(50,414)	(191,598)

Total Increase (Decrease) in Net Assets	(904,056)	(335,067)	888,743	(23,184)	(124,315)

Net Assets as of December 31, 2014:	$4,786,397	$3,307,152	$3,350,691	$387,219	$662,684

Investment Income:
Reinvested Dividends	129,633	152,539	59,168	—	10,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,201	48,563	47,249	7,005	9,318

Net Investment Income (Loss)	62,432	103,976	11,919	(7,005)	1,039
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,607	20,546	341,950	34,749	—
Realized Gain (Loss) on Investments	(383,847)	(39,731)	192,850	9,360	7,493

Net Realized Capital Gains (Losses) on Investments	(305,240)	(19,185)	534,800	44,109	7,493
Net Change in Unrealized Appreciation (Depreciation)	(568,247)	(267,535)	(451,250)	(43,163)	(71,790)

Net Gain (Loss) on Investment	(873,487)	(286,720)	83,550	946	(64,297)
Net Increase (Decrease) in Net Assets Resulting from Operations	(811,055)	(182,744)	95,469	(6,059)	(63,258)

Increase (Decrease) in Net Assets from Contract Transactions	(166,057)	(317,095)	(454,688)	39,644	73,426

Total Increase (Decrease) in Net Assets	(977,112)	(499,839)	(359,219)	33,585	10,168

Net Assets as of December 31, 2015:	$3,809,285	$2,807,313	$2,991,472	$420,804	$672,852

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	Putnam International Equity Class A Shares	Putnam Voyager Class A Shares	Ready Assets Prime Money	TA Dividend Focused Class A Shares	TA Flexible Income Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount (1)	Subaccount
Net Assets as of January 1, 2014:	$2,740,709	$10,905,796	$10,489,901	$—	$982,034

Investment Income:
Reinvested Dividends	16,778	39,008	3	634,119	31,814
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,693	132,561	134,216	653,031	16,716

Net Investment Income (Loss)	(11,915)	(93,553)	(134,213)	(18,912)	15,098
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,158,200	577	1,788,610	—
Realized Gain (Loss) on Investments	156,517	868,253	—	133,772	8,767

Net Realized Capital Gains (Losses) on Investments	156,517	2,026,453	577	1,922,382	8,767
Net Change in Unrealized Appreciation (Depreciation)	(312,515)	(1,138,283)	—	1,025,823	(2,053)

Net Gain (Loss) on Investment	(155,998)	888,170	577	2,948,205	6,714
Net Increase (Decrease) in Net Assets Resulting from Operations	(167,913)	794,617	(133,636)	2,929,293	21,812

Increase (Decrease) in Net Assets from Contract Transactions	(787,298)	(2,147,425)	(2,455,861)	61,968,278	104,056

Total Increase (Decrease) in Net Assets	(955,211)	(1,352,808)	(2,589,497)	64,897,571	125,868

Net Assets as of December 31, 2014:	$1,785,498	$9,552,988	$7,900,404	$64,897,571	$1,107,902

Investment Income:
Reinvested Dividends	43,523	24,626	2	771,172	33,897
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,874	76,246	106,563	640,942	15,297

Net Investment Income (Loss)	19,649	(51,620)	(106,561)	130,230	18,600
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	98,194	253	6,062,189	—
Realized Gain (Loss) on Investments	47,810	2,461,107	—	(311,098)	1,297

Net Realized Capital Gains (Losses) on Investments	47,810	2,559,301	253	5,751,091	1,297
Net Change in Unrealized Appreciation (Depreciation)	(85,633)	(2,572,275)	—	(8,290,752)	(40,810)

Net Gain (Loss) on Investment	(37,823)	(12,974)	253	(2,539,661)	(39,513)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,174)	(64,594)	(106,308)	(2,409,431)	(20,913)

Increase (Decrease) in Net Assets from Contract Transactions	(170,475)	(7,306,439)	(387,418)	(21,804,095)	(140,393)

Total Increase (Decrease) in Net Assets	(188,649)	(7,371,033)	(493,726)	(24,213,526)	(161,306)

Net Assets as of December 31, 2015:	$1,596,849	$2,181,955	$7,406,678	$40,684,045	$946,596

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statement of Operations and Change in Net Assets

Years Ended December 31, 2014 and 2015, Except as Noted

	TA Growth Opportunities Class A Shares	TA Small/Mid Cap Value Class A Shares	TA US Growth Class A Shares
	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2014:	$33,855,466	$53,470,300	$55,852,765

Investment Income:
Reinvested Dividends	—	56,778	59,493
Investment Expense:
Mortality and Expense Risk and Administrative Charges	485,206	765,719	812,060

Net Investment Income (Loss)	(485,206)	(708,941)	(752,567)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,414,842	4,698,899	9,909,934
Realized Gain (Loss) on Investments	659,347	985,746	2,510,157

Net Realized Capital Gains (Losses) on Investments	4,074,189	5,684,645	12,420,091
Net Change in Unrealized Appreciation (Depreciation)	(4,385,343)	(3,449,198)	(7,131,429)

Net Gain (Loss) on Investment	(311,154)	2,235,447	5,288,662
Net Increase (Decrease) in Net Assets Resulting from Operations	(796,360)	1,526,506	4,536,095

Increase (Decrease) in Net Assets from Contract Transactions	(2,278,588)	(5,073,301)	(7,540,173)

Total Increase (Decrease) in Net Assets	(3,074,948)	(3,546,795)	(3,004,078)

Net Assets as of December 31, 2014:	$30,780,518	$49,923,505	$52,848,687

Investment Income:
Reinvested Dividends	—	43,721	2,128
Investment Expense:
Mortality and Expense Risk and Administrative Charges	379,244	683,306	731,088

Net Investment Income (Loss)	(379,244)	(639,585)	(728,960)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,135,650	3,620,292	1,096,953
Realized Gain (Loss) on Investments	(709,614)	429,805	2,450,120

Net Realized Capital Gains (Losses) on Investments	426,036	4,050,097	3,547,073
Net Change in Unrealized Appreciation (Depreciation)	(2,633,623)	(5,356,238)	(556,877)

Net Gain (Loss) on Investment	(2,207,587)	(1,306,141)	2,990,196
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,586,831)	(1,945,726)	2,261,236

Increase (Decrease) in Net Assets from Contract Transactions	(15,761,301)	(6,188,530)	(11,152,227)

Total Increase (Decrease) in Net Assets	(18,348,132)	(8,134,256)	(8,890,991)

Net Assets as of December 31, 2015:	$12,432,386	$41,789,249	$43,957,696

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

1. Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Advisors Life Insurance Company (TALIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
Allianz Funds	Allianz Funds
AllianzGI NFJ Dividend Value Class A Shares	AllianzGI NFJ Dividend Value Fund Class A Shares
AllianzGI NFJ Mid-Cap Value Class A Shares	AllianzGI NFJ Mid-Cap Value Fund Class A Shares
AllianzGI NFJ Small-Cap Value Class A Shares	AllianzGI NFJ Small-Cap Value Fund Class A Shares
American Century Capital Portfolios, Inc.	American Century Capital Portfolios, Inc.
American Century Equity Income A Class	American Century Equity Income Fund A Class
American Century Mutual Funds, Inc.	American Century Mutual Funds, Inc.
American Century Ultra® A Class	American Century Ultra® Fund A Class
American Funds	American Funds
American Funds - Bond Fund of America Class F -1 Shares	American Funds - Bond Fund of America Fund® Class F -1 Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund® Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund® Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund® Class F -1 Shares
American Funds - The Bond Fund of America Class A Shares	American Funds - The Bond Fund of America Fund® Class A Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund® Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund® Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund® Class A Shares
The Managers Fund	The Managers Fund
AMG Managers Cadence Capital Appreciation Investor Class	AMG Managers Cadence Capital Appreciation Fund Investor Class
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Basic Value Investor A Shares	BlackRock Basic Value Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares

25

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock Global Opportunities Investor A Shares	BlackRock Global Opportunities Portfolio Investor A Shares
BlackRock Global SmallCap Investor A Shares	BlackRock Global SmallCap Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock International Index Investor A Shares	BlackRock International Index Fund Investor A Shares
BlackRock Large Cap Core Investor A Shares	BlackRock Large Cap Core Fund Investor A Shares
BlackRock Large Cap Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Value Investor A Shares	BlackRock Large Cap Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock S&P 500 Index Investor A Shares	BlackRock S&P 500 Index Fund Investor A Shares
BlackRock Small Cap Index Investor A Shares	BlackRock U.S. Government Bond Fund Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BlackRock U.S. Government Bond Investor A Shares	BlackRock U.S. Government Bond Portfolio Investor A Shares
BlackRock Value Opportunities Investor A Shares	BlackRock Value Opportunities Fund Investor A Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Acorn Trust	Columbia Acorn Trust
Columbia Acorn International Class A Shares	Columbia Acorn International Class A Shares
Columbia Acorn USA Class A Shares	Columbia Acorn USA Class A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth V Class A Shares	Columbia Large Cap Growth V Fund Class A Shares
Columbia Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Fund Class A Shares
Columbia Select Smaller-Cap Value Class A Shares	Columbia Select Smaller-Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Dreyfus Appreciation Fund, Inc.	Dreyfus Appreciation Fund, Inc.
Dreyfus Appreciation	Dreyfus Appreciation
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Equity Income Class A Shares	Federated Equity Income Fund Class A Shares
Federated Kaufmann Class A Shares	Federated Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares

26

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Templeton Funds	Templeton Funds
Franklin Templeton Foreign Class A Shares	Franklin Templeton Foreign Fund Class A Shares
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Mid Cap Core Equity Class A Shares	Invesco Mid Cap Core Equity Fund Class A Shares
Invesco Mid Cap Growth Class A Shares	Invesco Mid Cap Growth Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Enterprise Class A	Janus Enterprise Fund Class A
Janus Forty Class A	Janus Forty Fund Class A
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Multi-Cap Market Neutral Class A Shares	JPMorgan Multi-Cap Market Neutral Fund Class A Shares
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
Oppenheimer Funds, Inc.	Oppenheimer Funds, Inc.
Oppenheimer Capital Appreciation Class A Shares	Oppenheimer Capital Appreciation Fund Class A Shares
Oppenheimer Fundamental Alternatives Class A Shares	Oppenheimer Fundamental Alternatives Fund Class A Shares
Oppenheimer Global Class A Shares	Oppenheimer Global Fund Class A Shares
Oppenheimer Main Street Mid Cap® Class A Shares	Oppenheimer Main Street Mid Cap® Fund Class A Shares
Oppenheimer Main Street® Class A Shares	Oppenheimer Main Street® Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer Emerging Markets Class A Shares	Pioneer Emerging Markets Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares

27

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Putnam Funds	Putnam Funds
Putnam Fund for Growth and Income Class A Shares	Putnam Fund for Growth and Income Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Voyager Class A Shares	Putnam Voyager Class A Shares
Ready Assets Prime Money Fund	Ready Assets Prime Money Fund
Ready Assets Prime Money	Ready Assets Prime Money
Transamerica Funds	Transamerica Funds
TA Dividend Focused Class A Shares	Transamerica Dividend Focused VP Class A Shares
TA Flexible Income Class A Shares	Transamerica Flexible Income VP Class A Shares
TA Growth Opportunities Class A Shares	Transamerica Growth Opportunities VP Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value VP Class A Shares
TA US Growth Class A Shares	Transamerica US Growth VP Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA Dividend Focused Class A Shares	February 5, 2014
Invesco American Franchise Fund Class A Shares	September 13, 2013
BlackRock S&P 500 Index Investor A Shares	April 19, 2013
Federated Equity Income Class A Shares	April 19, 2013
TA US Growth Class A Shares	February 10, 2012
BlackRock Global Opportunities Investor A Shares	September 9, 2011
BlackRock High Yield Bond Investor A Shares	September 9, 2011
MFS® Growth Class A Shares	August 26, 2011
BlackRock International Investor A Shares	August 12, 2011
BlackRock Low Duration Bond Investor A Shares	July 15, 2011
BlackRock U.S. Government Bond Investor A Shares	July 15, 2011
Invesco Value Opportunities Class A Shares	May 19, 2011
Columbia Mid Cap Growth Class A Shares	April 8, 2011

The following subaccount name changes were made effective during the fiscal year ended December 31, 2015:

Subaccount	Formerly
AB Discovery Value Class A Shares	AllianceBernstein Discovery Value Class A Shares
AB Growth and Income Class A Shares	AllianceBernstein Growth and Income Class A Shares
AB International Value Class A Shares	AllianceBernstein International Value Class A Shares
AB Large Cap Growth Class A Shares	AllianceBernstein Large Cap Growth Class A Shares
AB Value Class A Shares	AllianceBernstein Value Class A Shares
BlackRock S&P 500 Index Investor A Shares	BlackRock S&P 500 Stock Investor A Shares
Columbia Large Cap Growth V Class A Shares	Columbia Marsico Growth Class A Shares
Oppenheimer Fundamental Alternatives Class A Shares	Oppenheimer Flexible Strategies Class A Shares

28

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2015.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

29

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

Subaccount	Purchases	Sales
AB Discovery Value Class A Shares	$485,862	$592,154
AB Growth and Income Class A Shares	292,587	457,505
AB International Value Class A Shares	171,565	474,539
AB Large Cap Growth Class A Shares	485,651	637,902
AB Value Class A Shares	22,035	50,273
AllianzGI NFJ Dividend Value Class A Shares	1,066,696	1,784,365
AllianzGI NFJ Mid-Cap Value Class A Shares	245,489	784,992
AllianzGI NFJ Small-Cap Value Class A Shares	998,598	1,867,051
American Century Equity Income A Class	1,434,199	2,026,843
American Century Ultra® A Class	2,880	3,709
American Funds - Bond Fund of America Class F -1 Shares	727,088	1,454,418
American Funds - EuroPacific Growth Fund® Class F -1 Shares	1,193,322	2,085,341
American Funds - Growth Fund of America® Class F -1 Shares	2,268,220	4,489,847
American Funds - Income Fund of America® Class F -1 Shares	364,097	1,208,231
American Funds - Investment Company of America® Class F -1 Shares	668,873	1,739,849
American Funds - The Bond Fund of America Class A Shares	198,363	2,324,337
American Funds - The Growth Fund of America® Class A Shares	4,033,823	10,905,478
American Funds - The Income Fund of America® Class A Shares	920,491	4,586,674
American Funds - The Investment Company of America Class A Shares	3,241,705	8,137,419
AMG Managers Cadence Capital Appreciation Investor Class	226	5,617
BlackRock Basic Value Investor A Shares	45,680,899	7,968,515
BlackRock Capital Appreciation Investor A Shares	7,743,181	17,820,258
BlackRock Global Allocation Investor A Shares	14,627,584	22,939,530
BlackRock Global Opportunities Investor A Shares	251,861	396,052
BlackRock Global SmallCap Investor A Shares	40,895	218,972
BlackRock High Yield Bond Investor A Shares	3,845,791	4,777,988
BlackRock International Investor A Shares	194,927	394,842
BlackRock International Index Investor A Shares	4,090	20,380
BlackRock Large Cap Core Investor A Shares	473,790	739,474
BlackRock Large Cap Growth Investor A Shares	1,433,589	2,122,697
BlackRock Large Cap Value Investor A Shares	229,076	921,177
BlackRock Low Duration Bond Investor A Shares	1,580	7,438
BlackRock S&P 500 Index Investor A Shares	3,070,734	4,939,643
BlackRock Small Cap Index Investor A Shares	2,416	4,200
BlackRock Total Return Investor A Shares	58,841,978	8,931,515
BlackRock U.S. Government Bond Investor A Shares	2,408,271	5,411,091

30

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
BlackRock Value Opportunities Investor A Shares	$426,574	$1,508,377
Cohen & Steers Real Estate Securities Class A Shares	199,463	162,463
Columbia Acorn International Class A Shares	4,751,336	6,674,717
Columbia Acorn USA Class A Shares	2,726,686	14,868,935
Columbia Large Cap Growth V Class A Shares	3,338,494	2,106,122
Columbia Mid Cap Growth Class A Shares	185,859	100,404
Columbia Select Smaller-Cap Value Class A Shares	2,524,271	2,761,933
Davis New York Venture Class A Shares	7,365,008	7,474,653
Delaware Smid Cap Growth Class A Shares	368,249	1,102,881
Dreyfus Appreciation Investor Shares	5,209,164	10,723,100
Eaton Vance Floating-Rate Class A Shares	584,617	975,115
Eaton Vance Large-Cap Value Class A Shares	1,765,850	1,688,998
Federated Equity Income Class A Shares	267,618	183,801
Federated Kaufmann Class A Shares	1,092,717	1,117,107
Fidelity Advisor® Equity Growth Class A Shares	6,924,020	1,463,441
Fidelity Advisor® Overseas Class A Shares	6,144	159,615
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	28,145	331,765
Franklin Templeton Foreign Class A Shares	23,557,996	18,001,423
Franklin Templeton Growth Class A Shares	381,580	1,245,251
Invesco American Franchise Fund Class A Shares	95,468	138,060
Invesco Charter Class A Shares	631,237	13,810,193
Invesco Comstock Class A Shares	12,137,140	27,669,572
Invesco Equity and Income Class A Shares	426,275	1,119,961
Invesco Mid Cap Core Equity Class A Shares	475,313	781,937
Invesco Mid Cap Growth Class A Shares	261,336	669,345
Invesco Value Opportunities Class A Shares	66,367	68,902
Janus Enterprise Class A Shares	27,116,064	1,983,301
Janus Forty Class A Shares	2,000,762	2,661,422
JPMorgan Multi-Cap Market Neutral Class A Shares	89,558	120,557
JPMorgan Small Cap Growth Class A Shares	416,236	402,528
Lord Abbett Affiliated Class A Shares	679,459	759,066
Lord Abbett Bond-Debenture Class A Shares	1,810,631	3,699,863
Lord Abbett Mid Cap Stock Class A Shares	1,585,559	2,905,699
MFS® Growth Class A Shares	8,316,235	2,097,704
MFS® Mid Cap Growth Class A Shares	1,507,740	3,826,118
MFS® Research International Class A Shares	2,889,321	2,821,350

31

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

3. Investments (continued)

Subaccount	Purchases	Sales
Oppenheimer Capital Appreciation Class A Shares	$215,780	$288,951
Oppenheimer Fundamental Alternatives Class A Shares	69,402	160,710
Oppenheimer Global Class A Shares	233,005	671,355
Oppenheimer Main Street Mid Cap® Class A Shares	317,132	372,653
Oppenheimer Main Street® Class A Shares	220,106	400,363
PIMCO CommodityRealReturn Strategy Class A Shares	4,633,577	1,890,933
PIMCO Low Duration Class A Shares	5,886,681	13,280,868
PIMCO Real Return Class A Shares	3,948,879	8,125,901
PIMCO Total Return Class A Shares	15,245,429	86,110,781
Pioneer Class A Shares	680,812	643,826
Pioneer Emerging Markets Class A Shares	918,986	944,050
Pioneer High Yield Class A Shares	448,376	640,731
Pioneer Real Estate Shares Class A Shares	837,674	938,495
Pioneer Select Mid Cap Growth Class A Shares	211,637	144,247
Putnam Fund for Growth and Income Class A Shares	105,604	31,139
Putnam International Equity Class A Shares	169,852	320,678
Putnam Voyager Class A Shares	304,294	7,564,160
Ready Assets Prime Money	8,317,855	8,811,576
TA Dividend Focused Class A Shares	11,004,115	26,615,792
TA Flexible Income Class A Shares	120,785	242,580
TA Growth Opportunities Class A Shares	2,081,541	17,086,375
TA Small/Mid Cap Value Class A Shares	6,718,715	9,926,543
TA US Growth Class A Shares	2,430,352	13,214,612

32

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Discovery Value Class A Shares	10,721	(23,394)	(12,673)	21,387	(69,396)	(48,009)
AB Growth and Income Class A Shares	6,387	(16,064)	(9,677)	7,260	(21,820)	(14,560)
AB International Value Class A Shares	23,638	(66,613)	(42,975)	111,707	(65,741)	45,966
AB Large Cap Growth Class A Shares	8,444	(20,142)	(11,698)	26,173	(50,546)	(24,373)
AB Value Class A Shares	903	(2,742)	(1,839)	20,745	(17,475)	3,270
AllianzGI NFJ Dividend Value Class A Shares	81,343	(143,815)	(62,472)	63,273	(130,441)	(67,168)
AllianzGI NFJ Mid-Cap Value Class A Shares	3,831	(22,309)	(18,478)	9,349	(34,967)	(25,618)
AllianzGI NFJ Small-Cap Value Class A Shares	1,518	(59,526)	(58,008)	8,827	(72,060)	(63,233)
American Century Equity Income A Class	36,783	(81,335)	(44,552)	10,010	(85,071)	(75,061)
American Century Ultra® A Class	—	(155)	(155)	—	(161)	(161)
American Funds - Bond Fund of America Class F -1 Shares	53,096	(113,362)	(60,266)	21,225	(72,147)	(50,922)
American Funds - EuroPacific Growth Fund® Class F -1 Shares	54,962	(105,267)	(50,305)	31,685	(67,545)	(35,860)
American Funds - Growth Fund of America® Class F -1 Shares	52,981	(202,019)	(149,038)	2,418	(139,120)	(136,702)
American Funds - Income Fund of America® Class F -1 Shares	4,822	(62,900)	(58,078)	43,794	(98,790)	(54,996)
American Funds - Investment Company of America® Class F -1 Shares	3,343	(87,052)	(83,709)	4,231	(80,496)	(76,265)
American Funds - The Bond Fund of America Class A Shares	119	(143,983)	(143,864)	737	(196,316)	(195,579)
American Funds - The Growth Fund of America® Class A Shares	8,564	(338,520)	(329,956)	1,941	(483,811)	(481,870)
American Funds - The Income Fund of America® Class A Shares	—	(171,800)	(171,800)	64	(208,123)	(208,059)
American Funds - The Investment Company of America Class A Shares	28,464	(297,842)	(269,378)	2,341	(396,134)	(393,793)
AMG Managers Cadence Capital Appreciation Investor Class	—	(372)	(372)	10,111	(10,425)	(314)
BlackRock Basic Value Investor A Shares	2,140,643	(358,535)	1,782,108	86,795	(228,217)	(141,422)
BlackRock Capital Appreciation Investor A Shares	104,546	(808,347)	(703,801)	160,151	(734,517)	(574,366)
BlackRock Global Allocation Investor A Shares	159,685	(955,076)	(795,391)	265,588	(1,296,783)	(1,031,195)
BlackRock Global Opportunities Investor A Shares	17,519	(25,427)	(7,908)	37,741	(19,828)	17,913
BlackRock Global SmallCap Investor A Shares	—	(9,737)	(9,737)	—	(4,212)	(4,212)
BlackRock High Yield Bond Investor A Shares	195,836	(347,635)	(151,799)	96,706	(376,616)	(279,910)
BlackRock International Investor A Shares	14,994	(29,077)	(14,083)	46,217	(20,805)	25,412

33

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock International Index Investor A Shares	—	(1,155)	(1,155)	—	(2,188)	(2,188)
BlackRock Large Cap Core Investor A Shares	16,292	(35,737)	(19,445)	24,438	(62,008)	(37,570)
BlackRock Large Cap Growth Investor A Shares	60,409	(103,448)	(43,039)	40,499	(104,460)	(63,961)
BlackRock Large Cap Value Investor A Shares	12,187	(50,138)	(37,951)	10,488	(74,561)	(64,073)
BlackRock Low Duration Bond Investor A Shares	—	(577)	(577)	—	(2,257)	(2,257)
BlackRock S&P 500 Index Investor A Shares	206,588	(355,194)	(148,606)	347,266	(336,073)	11,193
BlackRock Small Cap Index Investor A Shares	—	(154)	(154)	—	(1,134)	(1,134)
BlackRock Total Return Investor A Shares	4,297,221	(628,374)	3,668,847	216,642	(222,198)	(5,556)
BlackRock U.S. Government Bond Investor A Shares	178,199	(488,619)	(310,420)	109,240	(632,041)	(522,801)
BlackRock Value Opportunities Investor A Shares	10,025	(56,283)	(46,258)	26,877	(76,603)	(49,726)
Cohen & Steers Real Estate Securities Class A Shares	3,392	(7,389)	(3,997)	13,735	(23,293)	(9,558)
Columbia Acorn International Class A Shares	258,086	(496,771)	(238,685)	254,718	(514,639)	(259,921)
Columbia Acorn USA Class A Shares	25,074	(763,714)	(738,640)	100,266	(156,635)	(56,369)
Columbia Large Cap Growth V Class A Shares	80,498	(131,042)	(50,544)	72,984	(151,660)	(78,676)
Columbia Mid Cap Growth Class A Shares	9,366	(7,332)	2,034	1,268	(11,620)	(10,352)
Columbia Select Smaller-Cap Value Class A Shares	30,974	(72,508)	(41,534)	28,619	(134,992)	(106,373)
Davis New York Venture Class A Shares	88,404	(344,328)	(255,924)	62,776	(668,623)	(605,847)
Delaware Smid Cap Growth Class A Shares	444	(53,971)	(53,527)	14,451	(88,331)	(73,880)
Dreyfus Appreciation Investor Shares	90,477	(609,990)	(519,513)	29,825	(321,555)	(291,730)
Eaton Vance Floating-Rate Class A Shares	36,068	(73,668)	(37,600)	92,821	(71,974)	20,847
Eaton Vance Large-Cap Value Class A Shares	107,054	(129,095)	(22,041)	39,783	(3,985,835)	(3,946,052)
Federated Equity Income Class A Shares	19,792	(13,592)	6,200	14,033	(15,000)	(967)
Federated Kaufmann Class A Shares	20,022	(46,872)	(26,850)	19,529	(44,096)	(24,567)
Fidelity Advisor® Equity Growth Class A Shares	261,187	(54,649)	206,538	7,244	(43,057)	(35,813)
Fidelity Advisor® Overseas Class A Shares	—	(5,883)	(5,883)	—	(19,156)	(19,156)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	353	(10,567)	(10,214)	—	(11,076)	(11,076)
Franklin Templeton Foreign Class A Shares	1,430,988	(954,672)	476,316	470,062	(941,908)	(471,846)

34

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Franklin Templeton Growth Class A Shares	17,278	(68,949)	(51,671)	34,622	(113,180)	(78,558)
Invesco American Franchise Fund Class A Shares	5,032	(10,266)	(5,234)	7,108	(12,200)	(5,092)
Invesco Charter Class A Shares	32,615	(811,603)	(778,988)	8,019	(206,279)	(198,260)
Invesco Comstock Class A Shares	319,440	(1,445,721)	(1,126,281)	98,725	(1,802,360)	(1,703,635)
Invesco Equity and Income Class A Shares	9,969	(43,739)	(33,770)	8,732	(61,193)	(52,461)
Invesco Mid Cap Core Equity Class A Shares	16,713	(40,489)	(23,776)	14,969	(28,559)	(13,590)
Invesco Mid Cap Growth Class A Shares	6,299	(35,494)	(29,195)	2,079	(37,115)	(35,036)
Invesco Value Opportunities Class A Shares	14,870	(44,725)	(29,855)	5,178	(18,986)	(13,808)
Janus Enterprise Class A Shares	1,077,439	(72,746)	1,004,693	13,099	(23,003)	(9,904)
Janus Forty Class A Shares	56,285	(139,824)	(83,539)	44,671	(138,559)	(93,888)
JPMorgan Multi-Cap Market Neutral Class A Shares	10,094	(12,745)	(2,651)	3,941	(13,878)	(9,937)
JPMorgan Small Cap Growth Class A Shares	17,854	(22,451)	(4,597)	23,405	(37,290)	(13,885)
Lord Abbett Affiliated Class A Shares	34,196	(46,714)	(12,518)	3,216	(23,533)	(20,317)
Lord Abbett Bond-Debenture Class A Shares	51,600	(170,286)	(118,686)	79,650	(185,708)	(106,058)
Lord Abbett Mid Cap Stock Class A Shares	62,511	(115,135)	(52,624)	21,787	(200,707)	(178,920)
MFS® Growth Class A Shares	446,557	(112,394)	334,163	4,699	(32,979)	(28,280)
MFS® Mid Cap Growth Class A Shares	43,740	(143,948)	(100,208)	17,729	(193,290)	(175,561)
MFS® Research International Class A Shares	112,230	(111,040)	1,190	67,033	(150,118)	(83,085)
Oppenheimer Capital Appreciation Class A Shares	4,542	(15,513)	(10,971)	47,713	(30,483)	17,230
Oppenheimer Fundamental Alternatives Class A Shares	3,902	(8,923)	(5,021)	9,038	(12,195)	(3,157)
Oppenheimer Global Class A Shares	3,751	(20,843)	(17,092)	3,432	(33,430)	(29,998)
Oppenheimer Main Street Mid Cap® Class A Shares	6,929	(16,136)	(9,207)	14,819	(29,472)	(14,653)
Oppenheimer Main Street® Class A Shares	633	(16,288)	(15,655)	4,376	(24,764)	(20,388)
PIMCO CommodityRealReturn Strategy Class A Shares	621,376	(247,108)	374,268	222,057	(289,185)	(67,128)
PIMCO Low Duration Class A Shares	394,503	(1,058,736)	(664,233)	305,645	(922,182)	(616,537)
PIMCO Real Return Class A Shares	286,976	(574,796)	(287,820)	78,726	(567,995)	(489,269)
PIMCO Total Return Class A Shares	447,587	(5,489,348)	(5,041,761)	212,522	(2,718,862)	(2,506,340)

35

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2015			Year Ended December 31, 2014
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Pioneer Class A Shares	31,296	(35,422)	(4,126)	32,714	(41,728)	(9,014)
Pioneer Emerging Markets Class A Shares	88,024	(105,498)	(17,474)	134,290	(141,719)	(7,429)
Pioneer High Yield Class A Shares	17,428	(36,336)	(18,908)	44,369	(61,189)	(16,820)
Pioneer Real Estate Shares Class A Shares	28,416	(55,923)	(27,507)	76,548	(63,778)	12,770
Pioneer Select Mid Cap Growth Class A Shares	8,171	(6,515)	1,656	566	(3,170)	(2,604)
Putnam Fund for Growth and Income Class A Shares	4,268	(984)	3,284	2,901	(11,471)	(8,570)
Putnam International Equity Class A Shares	5,919	(14,505)	(8,586)	3,653	(40,832)	(37,179)
Putnam Voyager Class A Shares	7,490	(299,046)	(291,556)	8,301	(99,076)	(90,775)
Ready Assets Prime Money	840,943	(879,329)	(38,386)	1,147,609	(1,391,686)	(244,077)
TA Dividend Focused Class A Shares	377,264	(2,342,431)	(1,965,167)	6,355,726	(654,396)	5,701,330
TA Flexible Income Class A Shares	59,687	(165,930)	(106,243)	307,110	(228,752)	78,358
TA Growth Opportunities Class A Shares	66,023	(1,221,408)	(1,155,385)	127,146	(278,579)	(151,433)
TA Small/Mid Cap Value Class A Shares	196,238	(556,144)	(359,906)	143,446	(447,316)	(303,870)
TA US Growth Class A Shares	94,343	(861,523)	(767,180)	77,901	(639,738)	(561,837)

36

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Discovery Value Class A Shares
12/31/2015	207,297	$21.65	to	$20.47	$4,331,366	—%	1.25%	to	1.75%	(7.06)%	to	(7.53)%
12/31/2014	219,970	23.29	to	22.13	4,961,974	0.39	1.25	to	1.75	7.27	to	6.73
12/31/2013	267,979	21.72	to	20.74	5,662,693	0.22	1.25	to	1.75	35.51	to	34.84
12/31/2012	325,944	16.02	to	15.38	5,094,310	0.34	1.25	to	1.75	16.59	to	16.01
12/31/2011	349,177	13.74	to	13.26	4,697,816	0.17	1.25	to	1.75	(9.53)	to	(9.98)
AB Growth and Income Class A Shares
12/31/2015	121,675	25.61	to	25.61	3,115,514	0.95	1.30	to	1.30	(0.13)	to	(0.13)
12/31/2014	131,352	25.64	to	25.64	3,367,695	0.77	1.30	to	1.30	7.43	to	7.43
12/31/2013	145,912	23.87	to	23.87	3,482,228	0.93	1.30	to	1.30	32.55	to	32.55
12/31/2012	148,917	18.00	to	18.00	2,681,217	0.75	1.30	to	1.30	16.01	to	16.01
12/31/2011	184,316	15.52	to	15.52	2,860,565	1.22	1.30	to	1.30	4.23	to	4.23
AB International Value Class A Shares
12/31/2015	307,789	6.48	to	6.20	1,942,756	1.29	1.25	to	1.75	1.25	to	0.74
12/31/2014	350,764	6.40	to	6.16	2,194,777	3.04	1.25	to	1.75	(7.72)	to	(8.18)
12/31/2013	304,798	6.94	to	6.71	2,072,511	4.58	1.25	to	1.75	20.55	to	19.94
12/31/2012	359,990	5.76	to	5.59	2,038,368	3.14	1.25	to	1.75	12.78	to	12.22
12/31/2011	379,980	5.10	to	4.98	1,913,473	3.64	1.25	to	1.75	(21.19)	to	(21.57)
AB Large Cap Growth Class A Shares
12/31/2015	90,325	30.55	to	30.55	2,759,562	—	1.30	to	1.30	9.08	to	9.08
12/31/2014	102,023	28.01	to	28.01	2,857,521	—	1.30	to	1.30	12.09	to	12.09
12/31/2013	126,396	24.99	to	24.99	3,158,288	—	1.30	to	1.30	35.15	to	35.15
12/31/2012	137,559	18.49	to	18.49	2,543,335	—	1.30	to	1.30	16.56	to	16.56
12/31/2011	152,817	15.86	to	15.86	2,424,098	—	1.30	to	1.30	(2.16)	to	(2.16)
AB Value Class A Shares
12/31/2015	55,357	13.76	to	13.01	743,447	1.18	1.25	to	1.75	(8.80)	to	(9.26)
12/31/2014	57,196	15.09	to	14.34	843,962	1.54	1.25	to	1.75	10.18	to	9.63
12/31/2013	53,926	13.70	to	13.08	724,829	1.19	1.25	to	1.75	34.03	to	33.36
12/31/2012	52,595	10.22	to	9.81	528,799	1.50	1.25	to	1.75	13.43	to	12.86
12/31/2011	79,692	9.01	to	8.69	709,210	1.42	1.25	to	1.75	(5.18)	to	(5.65)
AllianzGI NFJ Dividend Value Class A Shares
12/31/2015	450,749	11.46	to	10.97	5,047,461	2.25	1.25	to	1.75	(9.76)	to	(10.21)
12/31/2014	513,221	12.70	to	12.21	6,389,584	1.78	1.25	to	1.75	8.28	to	7.74
12/31/2013	580,389	11.73	to	11.34	6,687,757	2.24	1.25	to	1.75	27.05	to	26.41
12/31/2012	627,456	9.23	to	8.97	5,706,663	2.51	1.25	to	1.75	12.51	to	11.95
12/31/2011	575,222	8.21	to	8.01	4,662,102	2.78	1.25	to	1.75	1.82	to	1.32
AllianzGI NFJ Mid-Cap Value Class A Shares
12/31/2015	84,025	17.05	to	16.12	2,671,384	1.17	1.25	to	1.75	(4.64)	to	(5.12)
12/31/2014	102,503	17.88	to	16.99	3,414,817	1.35	1.25	to	1.75	7.07	to	6.54
12/31/2013	128,121	16.70	to	15.94	3,999,557	0.88	1.25	to	1.75	30.31	to	29.66
12/31/2012	153,928	12.81	to	12.30	3,693,818	1.85	1.25	to	1.75	13.91	to	13.35
12/31/2011	180,725	11.25	to	10.85	3,812,571	1.03	1.25	to	1.75	(2.48)	to	(2.96)
AllianzGI NFJ Small-Cap Value Class A Shares
12/31/2015	224,957	21.25	to	20.09	6,112,510	1.42	1.25	to	1.75	(9.44)	to	(9.89)
12/31/2014	282,965	23.47	to	22.30	8,516,742	2.28	1.25	to	1.75	0.33	to	(0.17)
12/31/2013	346,198	23.39	to	22.34	10,598,597	1.06	1.25	to	1.75	29.92	to	29.27
12/31/2012	430,316	18.00	to	17.28	10,319,892	1.26	1.25	to	1.75	8.96	to	8.42
12/31/2011	538,089	16.52	to	15.94	11,906,061	1.14	1.25	to	1.75	0.85	to	0.36

37

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Century Equity Income A Class
12/31/2015	241,297	$17.85	to	$16.88	$5,775,490	2.10%	1.25%	to	1.75%	(0.90)%	to	(1.39)%
12/31/2014	285,849	18.01	to	17.12	6,897,642	2.15	1.25	to	1.75	10.67	to	10.12
12/31/2013	360,910	16.28	to	15.54	7,883,929	2.11	1.25	to	1.75	17.82	to	17.23
12/31/2012	380,798	13.82	to	13.26	7,064,658	2.31	1.25	to	1.75	9.85	to	9.30
12/31/2011	371,992	12.58	to	12.13	6,281,878	2.38	1.25	to	1.75	2.03	to	1.53
American Century Ultra® A Class
12/31/2015	3,033	18.97	to	17.94	56,160	—	1.25	to	1.75	4.58	to	4.05
12/31/2014	3,188	18.14	to	17.24	56,569	0.08	1.25	to	1.75	8.26	to	7.72
12/31/2013	3,349	16.76	to	16.00	55,015	0.05	1.25	to	1.75	34.89	to	34.21
12/31/2012	5,010	12.42	to	11.92	61,171	0.45	1.25	to	1.75	12.47	to	11.91
12/31/2011	5,232	11.05	to	10.65	56,925	—	1.25	to	1.75	(0.29)	to	(0.78)
American Funds—Bond Fund of America Class F -1 Shares
12/31/2015	297,539	12.54	to	11.85	3,626,319	1.93	1.25	to	1.75	(1.04)	to	(1.53)
12/31/2014	357,805	12.67	to	12.04	4,419,723	2.14	1.25	to	1.75	4.22	to	3.70
12/31/2013	408,727	12.15	to	11.61	4,854,568	2.34	1.25	to	1.75	(3.24)	to	(3.72)
12/31/2012	504,949	12.56	to	12.06	6,214,663	2.58	1.25	to	1.75	4.57	to	4.05
12/31/2011	625,923	12.01	to	11.59	7,380,292	3.15	1.25	to	1.75	5.17	to	4.65
American Funds—EuroPacific Growth Fund® Class F -1 Shares
12/31/2015	272,770	18.71	to	17.69	4,981,054	1.42	1.25	to	1.75	(2.08)	to	(2.57)
12/31/2014	323,075	19.11	to	18.15	6,034,800	1.15	1.25	to	1.75	(3.88)	to	(4.36)
12/31/2013	358,935	19.88	to	18.98	6,987,117	0.90	1.25	to	1.75	18.64	to	18.05
12/31/2012	417,050	16.75	to	16.08	6,859,800	1.61	1.25	to	1.75	17.72	to	17.13
12/31/2011	557,676	14.23	to	13.73	7,804,819	0.89	1.25	to	1.75	(14.66)	to	(15.08)
American Funds—Growth Fund of America® Class F -1 Shares
12/31/2015	676,968	21.78	to	20.59	14,366,396	0.50	1.25	to	1.75	4.03	to	3.51
12/31/2014	826,006	20.94	to	19.89	16,881,289	0.20	1.25	to	1.75	7.88	to	7.34
12/31/2013	962,708	19.41	to	18.53	18,276,269	0.27	1.25	to	1.75	32.13	to	31.47
12/31/2012	1,084,829	14.69	to	14.10	15,629,084	0.80	1.25	to	1.75	19.02	to	18.43
12/31/2011	1,309,797	12.34	to	11.90	15,893,700	0.45	1.25	to	1.75	(6.01)	to	(6.47)
American Funds—Income Fund of America® Class F -1 Shares
12/31/2015	322,071	17.75	to	16.78	5,583,352	2.97	1.25	to	1.75	(2.78)	to	(3.27)
12/31/2014	380,149	18.26	to	17.35	6,790,929	2.96	1.25	to	1.75	6.97	to	6.44
12/31/2013	435,145	17.07	to	16.30	7,284,114	3.29	1.25	to	1.75	16.63	to	16.04
12/31/2012	497,600	14.63	to	14.04	7,164,540	3.77	1.25	to	1.75	10.53	to	9.98
12/31/2011	571,102	13.24	to	12.77	7,448,462	3.54	1.25	to	1.75	4.24	to	3.73
American Funds—Investment Company of America® Class F -1 Shares
12/31/2015	370,578	18.66	to	17.64	6,752,783	1.57	1.25	to	1.75	(2.75)	to	(3.24)
12/31/2014	454,287	19.19	to	18.23	8,525,664	1.38	1.25	to	1.75	10.63	to	10.08
12/31/2013	530,552	17.35	to	16.57	9,011,208	1.71	1.25	to	1.75	30.68	to	30.03
12/31/2012	599,145	13.27	to	12.74	7,806,506	2.32	1.25	to	1.75	14.14	to	13.57
12/31/2011	696,640	11.63	to	11.22	7,968,972	1.69	1.25	to	1.75	(3.04)	to	(3.52)
American Funds—The Bond Fund of America Class A Shares
12/31/2015	594,131	15.06	to	15.06	8,947,397	1.96	1.30	to	1.30	(1.06)	to	(1.06)
12/31/2014	737,995	15.22	to	15.22	11,233,004	2.15	1.30	to	1.30	4.17	to	4.17
12/31/2013	933,574	14.61	to	14.61	13,641,258	2.36	1.30	to	1.30	(3.26)	to	(3.26)
12/31/2012	1,259,770	15.10	to	15.10	19,027,105	2.61	1.30	to	1.30	4.53	to	4.53
12/31/2011	1,563,373	14.45	to	14.45	22,589,199	3.19	1.30	to	1.30	5.15	to	5.15
American Funds—The Growth Fund of America® Class A Shares
12/31/2015	1,519,531	30.37	to	30.37	46,148,492	0.56	1.30	to	1.30	4.00	to	4.00
12/31/2014	1,849,487	29.20	to	29.20	54,008,331	0.34	1.30	to	1.30	7.89	to	7.89
12/31/2013	2,331,357	27.07	to	27.07	63,100,633	0.31	1.30	to	1.30	32.06	to	32.06
12/31/2012	2,908,815	20.49	to	20.49	59,615,283	0.79	1.30	to	1.30	18.98	to	18.98
12/31/2011	3,574,190	17.23	to	17.23	61,565,949	0.63	1.30	to	1.30	(6.11)	to	(6.11)

38

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
American Funds—The Income Fund of America® Class A Shares
12/31/2015	707,982	$24.62	to	$24.62	$17,430,825	3.02%	1.30%	to	1.30%	(2.75)%	to	(2.75)%
12/31/2014	879,782	25.32	to	25.32	22,272,799	3.03	1.30	to	1.30	6.99	to	6.99
12/31/2013	1,087,841	23.66	to	23.66	25,740,223	3.34	1.30	to	1.30	16.73	to	16.73
12/31/2012	1,414,515	20.27	to	20.27	28,672,528	3.81	1.30	to	1.30	10.50	to	10.50
12/31/2011	1,672,538	18.34	to	18.34	30,679,889	3.78	1.30	to	1.30	4.23	to	4.23
American Funds—The Investment Company of America Class A Shares
12/31/2015	1,097,726	25.16	to	25.16	27,619,230	1.63	1.30	to	1.30	(2.71)	to	(2.71)
12/31/2014	1,367,104	25.86	to	25.86	35,355,777	1.45	1.30	to	1.30	10.64	to	10.64
12/31/2013	1,760,897	23.37	to	23.37	41,159,531	1.77	1.30	to	1.30	30.72	to	30.72
12/31/2012	2,212,009	17.88	to	17.88	39,554,064	2.35	1.30	to	1.30	14.10	to	14.10
12/31/2011	2,669,965	15.67	to	15.67	41,842,085	1.80	1.30	to	1.30	(3.01)	to	(3.01)
AMG Managers Cadence Capital Appreciation Investor Class
12/31/2015	3,193	13.64	to	12.98	42,546	0.49	1.25	to	1.75	2.14	to	1.63
12/31/2014	3,565	13.35	to	12.78	46,589	0.49	1.25	to	1.75	9.12	to	8.58
12/31/2013	3,879	12.23	to	11.77	46,554	0.46	1.25	to	1.75	28.85	to	28.21
12/31/2012	4,406	9.50	to	9.18	41,122	0.54	1.25	to	1.75	8.74	to	8.20
12/31/2011	6,310	8.73	to	8.48	54,267	0.07	1.25	to	1.75	(4.26)	to	(4.73)
BlackRock Basic Value Investor A Shares
12/31/2015	2,667,897	17.61	to	16.65	51,017,865	1.35	1.25	to	1.75	(7.34)	to	(7.80)
12/31/2014	885,789	19.01	to	18.06	22,034,706	1.19	1.25	to	1.75	8.38	to	7.84
12/31/2013	1,027,211	17.54	to	16.75	23,839,232	1.10	1.25	to	1.75	36.24	to	35.56
12/31/2012	1,567,106	12.87	to	12.35	27,280,990	1.71	1.25	to	1.75	12.36	to	11.80
12/31/2011	2,034,655	11.46	to	11.05	31,860,533	1.45	1.25	to	1.75	(4.21)	to	(4.68)
BlackRock Capital Appreciation Investor A Shares
12/31/2015	2,561,568	20.30	to	19.19	53,930,906	—	1.25	to	1.75	5.53	to	5.00
12/31/2014	3,265,369	19.24	to	18.28	65,549,469	—	1.25	to	1.75	7.00	to	6.47
12/31/2013	3,839,735	17.98	to	17.17	72,554,461	—	1.25	to	1.75	32.14	to	31.48
12/31/2012	7,648,848	13.61	to	13.06	108,663,884	0.19	1.25	to	1.75	12.51	to	11.95
12/31/2011	9,787,209	12.09	to	11.66	123,417,611	—	1.25	to	1.75	(10.25)	to	(10.69)
BlackRock Global Allocation Investor A Shares
12/31/2015	6,347,471	18.43	to	17.42	130,318,832	0.91	1.25	to	1.75	(2.28)	to	(2.77)
12/31/2014	7,142,862	18.86	to	17.92	151,141,935	2.04	1.25	to	1.75	0.61	to	0.11
12/31/2013	8,174,057	18.74	to	17.90	172,969,840	1.20	1.25	to	1.75	13.01	to	12.45
12/31/2012	8,948,166	16.58	to	15.92	169,710,624	1.17	1.25	to	1.75	8.64	to	8.10
12/31/2011	9,772,961	15.26	to	14.72	172,354,741	1.73	1.25	to	1.75	(4.89)	to	(5.36)
BlackRock Global Opportunities Investor A Shares
12/31/2015	173,859	13.80	to	13.51	2,369,838	0.47	1.25	to	1.75	(0.89)	to	(1.38)
12/31/2014	181,767	13.93	to	13.70	2,508,016	1.49	1.25	to	1.75	(5.82)	to	(6.29)
12/31/2013	163,854	14.79	to	14.62	2,407,713	—	1.25	to	1.75	28.30	to	27.66
12/31/2012	174,507	11.53	to	11.45	2,003,839	1.02	1.25	to	1.75	13.11	to	12.54
12/31/2011(1)	197,111	10.19	to	10.18	2,007,011	0.19	1.35	to	1.70	1.88	to	1.77
BlackRock Global SmallCap Investor A Shares
12/31/2015	38,583	20.29	to	19.18	769,280	—	1.25	to	1.75	(7.02)	to	(7.48)
12/31/2014	48,320	21.82	to	20.73	1,036,428	0.21	1.25	to	1.75	(0.69)	to	(1.18)
12/31/2013	52,532	21.97	to	20.98	1,136,088	0.67	1.25	to	1.75	33.72	to	33.05
12/31/2012	60,768	16.43	to	15.77	983,225	2.78	1.25	to	1.75	15.11	to	14.53
12/31/2011	68,356	14.27	to	13.77	961,933	1.02	1.25	to	1.75	(11.79)	to	(12.22)
BlackRock High Yield Bond Investor A Shares
12/31/2015	2,005,388	12.15	to	11.90	24,107,309	4.93	1.25	to	1.75	(5.51)	to	(5.98)
12/31/2014	2,157,187	12.86	to	12.65	27,514,110	5.30	1.25	to	1.75	1.76	to	1.25
12/31/2013	2,437,097	12.64	to	12.50	30,624,817	5.12	1.25	to	1.75	7.60	to	7.07
12/31/2012	1,277,723	11.75	to	11.67	14,958,906	6.12	1.25	to	1.75	15.35	to	14.78
12/31/2011(1)	1,320,754	10.18	to	10.17	13,439,369	2.38	1.25	to	1.75	1.84	to	1.68

39

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock International Investor A Shares
12/31/2015	151,935	$11.13	to	$10.89	$1,673,811	0.25%	1.25%	to	1.75%	(4.64)%	to	(5.12)%
12/31/2014	166,018	11.67	to	11.47	1,922,589	1.96	1.25	to	1.75	(6.85)	to	(7.32)
12/31/2013	140,606	12.53	to	12.38	1,752,131	1.56	1.25	to	1.75	20.70	to	20.10
12/31/2012	155,777	10.38	to	10.31	1,611,569	1.02	1.25	to	1.75	12.92	to	12.36
12/31/2011(1)	156,542	9.19	to	9.17	1,437,571	0.51	1.25	to	1.75	(8.08)	to	(8.26)
BlackRock International Index Investor A Shares
12/31/2015	15,587	14.24	to	13.46	214,271	1.74	1.25	to	1.75	(2.37)	to	(2.86)
12/31/2014	16,742	14.59	to	13.86	236,458	0.45	1.25	to	1.75	(7.61)	to	(8.07)
12/31/2013	18,930	15.79	to	15.08	290,241	2.10	1.25	to	1.75	19.70	to	19.10
12/31/2012	24,132	13.19	to	12.66	310,433	2.66	1.25	to	1.75	16.86	to	16.28
12/31/2011	32,186	11.29	to	10.89	356,580	2.55	1.25	to	1.75	(13.92)	to	(14.34)
BlackRock Large Cap Core Investor A Shares
12/31/2015	351,870	18.54	to	17.53	6,336,482	0.35	1.25	to	1.75	(1.17)	to	(1.66)
12/31/2014	371,315	18.76	to	17.83	6,782,140	0.33	1.25	to	1.75	10.26	to	9.71
12/31/2013	408,885	17.02	to	16.25	6,790,617	—	1.25	to	1.75	31.81	to	31.16
12/31/2012	483,254	12.91	to	12.39	6,104,807	1.69	1.25	to	1.75	12.81	to	12.25
12/31/2011	540,168	11.44	to	11.04	6,065,278	0.38	1.25	to	1.75	(1.26)	to	(1.75)
BlackRock Large Cap Growth Investor A Shares
12/31/2015	251,039	20.50	to	19.39	5,018,533	0.03	1.25	to	1.75	0.99	to	0.48
12/31/2014	294,078	20.30	to	19.29	5,830,736	0.07	1.25	to	1.75	12.64	to	12.08
12/31/2013	358,039	18.03	to	17.21	6,316,921	—	1.25	to	1.75	31.36	to	30.70
12/31/2012	418,278	13.72	to	13.17	5,630,107	1.88	1.25	to	1.75	13.04	to	12.48
12/31/2011	432,351	12.14	to	11.71	5,159,158	0.16	1.25	to	1.75	(1.06)	to	(1.55)
BlackRock Large Cap Value Investor A Shares
12/31/2015	218,256	17.23	to	16.29	3,648,206	0.64	1.25	to	1.75	(3.28)	to	(3.77)
12/31/2014	256,207	17.81	to	16.92	4,446,060	0.72	1.25	to	1.75	10.20	to	9.65
12/31/2013	320,280	16.16	to	15.43	5,054,339	—	1.25	to	1.75	31.08	to	30.43
12/31/2012	353,792	12.33	to	11.83	4,268,291	1.88	1.25	to	1.75	11.07	to	10.51
12/31/2011	432,069	11.10	to	10.71	4,704,913	0.57	1.25	to	1.75	(4.17)	to	(4.64)
BlackRock Low Duration Bond Investor A Shares
12/31/2015	10,039	10.17	to	9.94	100,863	1.30	1.25	to	1.75	(0.77)	to	(1.26)
12/31/2014	10,616	10.25	to	10.07	107,765	1.74	1.25	to	1.75	(0.08)	to	(0.57)
12/31/2013	12,873	10.25	to	10.13	131,093	1.83	1.25	to	1.75	(0.27)	to	(0.77)
12/31/2012	15,721	10.28	to	10.21	161,066	2.17	1.25	to	1.75	3.53	to	3.02
12/31/2011(1)	18,601	9.93	to	9.91	184,553	1.18	1.25	to	1.75	(0.69)	to	(0.92)
BlackRock S&P 500 Index Investor A Shares
12/31/2015	1,208,648	13.30	to	13.13	16,003,957	1.57	1.25	to	1.75	(0.23)	to	(0.73)
12/31/2014	1,357,254	13.33	to	13.22	18,045,194	1.65	1.25	to	1.75	11.84	to	11.29
12/31/2013(1)	1,346,061	11.92	to	11.88	16,031,418	1.29	1.25	to	1.75	—	to	—
BlackRock Small Cap Index Investor A Shares
12/31/2015	4,034	18.89	to	17.86	74,492	0.56	1.25	to	1.75	(5.84)	to	(6.31)
12/31/2014	4,188	20.07	to	19.07	82,306	1.10	1.25	to	1.75	3.24	to	2.73
12/31/2013	5,322	19.44	to	18.56	101,767	0.96	1.25	to	1.75	37.00	to	36.31
12/31/2012	6,822	14.19	to	13.62	95,343	2.10	1.25	to	1.75	14.52	to	13.95
12/31/2011	9,587	12.39	to	11.95	117,459	0.93	1.25	to	1.75	(5.93)	to	(6.39)
BlackRock Total Return Investor A Shares
12/31/2015	4,287,089	13.38	to	12.65	57,239,181	2.57	1.25	to	1.75	(1.22)	to	(1.71)
12/31/2014	618,242	13.54	to	12.87	8,502,346	3.26	1.25	to	1.75	6.40	to	5.87
12/31/2013	623,798	12.73	to	12.16	8,072,458	3.23	1.25	to	1.75	(1.74)	to	(2.23)
12/31/2012	695,927	12.95	to	12.43	9,203,873	3.62	1.25	to	1.75	8.35	to	7.81
12/31/2011	744,856	11.96	to	11.53	9,132,945	3.69	1.25	to	1.75	3.03	to	2.52

40

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock U.S. Government Bond Investor A Shares
12/31/2015	2,364,213	$10.33	to	$10.10	$24,352,852	1.86%	1.25%	to	1.75%	(0.99)%	to	(1.48)%
12/31/2014	2,674,633	10.43	to	10.26	27,843,768	1.87	1.25	to	1.75	4.03	to	3.51
12/31/2013	3,197,434	10.03	to	9.91	32,017,492	1.84	1.25	to	1.75	(3.76)	to	(4.24)
12/31/2012	3,455,628	10.42	to	10.35	35,976,000	1.40	1.25	to	1.75	1.19	to	0.68
12/31/2011(1)	2,730,341	10.30	to	10.27	28,108,679	0.97	1.30	to	1.75	2.96	to	2.75
BlackRock Value Opportunities Investor A Shares
12/31/2015	304,923	17.15	to	16.21	7,252,062	2.67	1.25	to	1.75	(8.09)	to	(8.55)
12/31/2014	351,181	18.66	to	17.73	9,095,718	—	1.25	to	1.75	3.44	to	2.93
12/31/2013	400,907	18.04	to	17.22	10,250,564	—	1.25	to	1.75	40.64	to	39.94
12/31/2012	491,097	12.82	to	12.31	8,949,760	—	1.25	to	1.75	11.79	to	11.23
12/31/2011	599,098	11.47	to	11.06	9,874,009	—	1.25	to	1.75	(3.97)	to	(4.45)
Cohen & Steers Real Estate Securities Class A Shares
12/31/2015	30,256	22.08	to	20.88	649,806	2.20	1.25	to	1.75	6.02	to	5.49
12/31/2014	34,253	20.83	to	19.79	694,632	2.38	1.25	to	1.75	30.49	to	29.84
12/31/2013	43,811	15.96	to	15.24	684,883	1.94	1.25	to	1.75	3.15	to	2.63
12/31/2012	49,006	15.48	to	14.85	743,880	1.72	1.25	to	1.75	15.57	to	15.00
12/31/2011	54,925	13.39	to	12.92	723,415	1.67	1.25	to	1.75	4.77	to	4.26
Columbia Acorn International Class A Shares
12/31/2015	3,036,717	12.06	to	11.54	35,805,761	0.91	1.25	to	1.75	(2.82)	to	(3.30)
12/31/2014	3,275,402	12.41	to	11.93	39,846,071	1.15	1.25	to	1.75	(5.76)	to	(6.23)
12/31/2013	3,535,323	13.17	to	12.73	45,751,005	2.46	1.25	to	1.75	20.48	to	19.88
12/31/2012	2,999,406	10.93	to	10.62	32,301,774	1.46	1.25	to	1.75	19.70	to	19.10
12/31/2011	3,312,677	9.13	to	8.91	29,882,289	2.67	1.25	to	1.75	(15.43)	to	(15.84)
Columbia Acorn USA Class A Shares
12/31/2015	320,951	19.80	to	18.72	6,182,773	—	1.25	to	1.75	(2.82)	to	(3.30)
12/31/2014	1,059,591	20.37	to	19.36	21,042,047	—	1.25	to	1.75	2.07	to	1.56
12/31/2013	1,115,960	19.96	to	19.06	21,769,243	—	1.25	to	1.75	30.70	to	30.05
12/31/2012	953,449	15.27	to	14.65	14,269,129	0.40	1.25	to	1.75	17.20	to	16.61
12/31/2011	1,075,338	13.03	to	12.57	13,766,075	—	1.25	to	1.75	(6.38)	to	(6.83)
Columbia Large Cap Growth V Class A Shares
12/31/2015	414,099	15.64	to	14.90	6,310,278	—	1.25	to	1.75	0.77	to	0.27
12/31/2014	464,643	15.52	to	14.86	7,053,108	—	1.25	to	1.75	7.70	to	7.16
12/31/2013	543,319	14.42	to	13.86	7,677,094	—	1.25	to	1.75	33.83	to	33.16
12/31/2012	592,151	10.77	to	10.41	6,268,396	0.28	1.25	to	1.75	10.89	to	10.34
12/31/2011	656,929	9.71	to	9.44	6,286,881	—	1.25	to	1.75	(2.98)	to	(3.46)
Columbia Mid Cap Growth Class A Shares
12/31/2015	29,640	13.42	to	13.11	393,744	0.98	1.25	to	1.75	3.70	to	3.19
12/31/2014	27,606	12.94	to	12.70	353,619	—	1.25	to	1.75	5.65	to	5.12
12/31/2013	37,958	12.25	to	12.08	461,138	—	1.25	to	1.75	29.24	to	28.59
12/31/2012	20,902	9.48	to	9.40	197,160	—	1.25	to	1.75	9.39	to	8.84
12/31/2011(1)	33,525	8.67	to	8.63	289,879	—	1.25	to	1.75	(13.34)	to	(13.66)
Columbia Select Smaller-Cap Value Class A Shares
12/31/2015	416,544	32.91	to	32.91	13,707,647	—	1.30	to	1.30	(5.24)	to	(5.24)
12/31/2014	458,078	34.73	to	34.73	15,907,996	—	1.30	to	1.30	4.05	to	4.05
12/31/2013	564,451	33.38	to	33.38	18,839,040	—	1.30	to	1.30	46.24	to	46.24
12/31/2012	333,581	22.82	to	22.82	7,613,329	—	1.30	to	1.30	13.95	to	13.95
12/31/2011	388,895	20.03	to	20.03	7,789,214	—	1.30	to	1.30	(10.58)	to	(10.58)
Davis New York Venture Class A Shares
12/31/2015	1,331,892	17.80	to	16.83	27,240,306	0.78	1.25	to	1.75	1.69	to	1.19
12/31/2014	1,587,816	17.51	to	16.63	31,990,002	0.44	1.25	to	1.75	5.23	to	4.70
12/31/2013	2,193,663	16.64	to	15.89	43,674,216	0.50	1.25	to	1.75	32.89	to	32.23
12/31/2012	2,658,425	12.52	to	12.01	40,416,012	1.21	1.25	to	1.75	11.32	to	10.77
12/31/2011	3,366,872	11.25	to	10.85	46,933,747	0.52	1.25	to	1.75	(5.96)	to	(6.42)

41

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Delaware Smid Cap Growth Class A Shares
12/31/2015	176,192	$19.65	to	$19.14	$3,441,527	—%	1.25%	to	1.75%	5.72%	to	5.20%
12/31/2014	229,719	18.59	to	18.20	4,249,832	—	1.25	to	1.75	1.53	to	1.02
12/31/2013	303,599	18.31	to	18.01	5,539,587	—	1.25	to	1.75	39.09	to	38.40
12/31/2012	435,531	13.16	to	13.02	5,720,012	—	1.25	to	1.75	9.00	to	8.46
12/31/2011	531,156	12.07	to	12.00	6,406,403	—	1.25	to	1.75	6.63	to	6.11
Dreyfus Appreciation Investor Shares
12/31/2015	817,233	17.24	to	16.30	13,660,821	1.67	1.25	to	1.75	(3.73)	to	(4.21)
12/31/2014	1,336,746	17.90	to	17.01	23,290,486	1.65	1.25	to	1.75	6.93	to	6.39
12/31/2013	1,628,476	16.75	to	15.99	26,611,330	1.78	1.25	to	1.75	19.94	to	19.34
12/31/2012	2,365,170	13.96	to	13.40	32,313,530	1.55	1.25	to	1.75	8.81	to	8.26
12/31/2011	3,073,776	12.83	to	12.38	38,697,577	1.42	1.25	to	1.75	6.30	to	5.78
Eaton Vance Floating-Rate Class A Shares
12/31/2015	251,818	12.52	to	11.83	3,068,610	3.87	1.25	to	1.75	(3.13)	to	(3.62)
12/31/2014	289,418	12.92	to	12.28	3,646,199	3.47	1.25	to	1.75	(0.88)	to	(1.37)
12/31/2013	268,571	13.04	to	12.45	3,426,428	3.63	1.25	to	1.75	3.24	to	2.73
12/31/2012	215,209	12.63	to	12.12	2,665,804	4.24	1.25	to	1.75	6.78	to	6.25
12/31/2011	233,287	11.82	to	11.41	2,709,641	3.87	1.25	to	1.75	0.84	to	0.35
Eaton Vance Large-Cap Value Class A Shares
12/31/2015	298,832	12.97	to	12.41	3,785,032	1.40	1.25	to	1.75	(2.31)	to	(2.80)
12/31/2014	320,873	13.27	to	12.77	4,173,174	1.35	1.25	to	1.75	9.58	to	9.04
12/31/2013	4,266,925	12.11	to	11.71	50,802,388	1.21	1.25	to	1.75	27.74	to	27.10
12/31/2012	5,283,896	9.48	to	9.21	49,371,563	1.63	1.25	to	1.75	14.33	to	13.76
12/31/2011	7,742,961	8.29	to	8.10	63,445,046	1.50	1.25	to	1.75	(5.66)	to	(6.12)
Federated Equity Income Class A Shares
12/31/2015	68,302	11.89	to	11.73	805,056	1.96	1.25	to	1.75	(6.60)	to	(7.07)
12/31/2014	62,102	12.73	to	12.62	786,394	1.67	1.25	to	1.75	6.60	to	6.07
12/31/2013(1)	63,069	11.94	to	11.90	751,569	1.28	1.25	to	1.75	—	to	—
Federated Kaufmann Class A Shares
12/31/2015	209,862	22.42	to	21.20	4,591,477	—	1.25	to	1.75	4.66	to	4.13
12/31/2014	236,712	21.42	to	20.36	4,957,034	—	1.25	to	1.75	7.80	to	7.26
12/31/2013	261,279	19.87	to	18.98	5,084,974	—	1.25	to	1.75	38.60	to	37.91
12/31/2012	315,908	14.34	to	13.76	4,446,429	—	1.25	to	1.75	15.85	to	15.28
12/31/2011	355,750	12.38	to	11.94	4,331,789	—	1.25	to	1.75	(14.68)	to	(15.10)
Fidelity Advisor® Equity Growth Class A Shares
12/31/2015	300,879	20.51	to	19.39	7,793,199	—	1.25	to	1.75	5.41	to	4.89
12/31/2014	94,341	19.46	to	18.49	2,305,374	—	1.25	to	1.75	9.52	to	8.98
12/31/2013	130,154	17.77	to	16.97	2,910,817	—	1.25	to	1.75	33.95	to	33.29
12/31/2012	167,000	13.26	to	12.73	2,792,423	—	1.25	to	1.75	12.77	to	12.21
12/31/2011	165,355	11.76	to	11.34	2,451,178	—	1.25	to	1.75	(1.27)	to	(1.75)
Fidelity Advisor® Overseas Class A Shares
12/31/2015	72,186	22.64	to	22.64	1,634,537	0.35	1.30	to	1.30	2.29	to	2.29
12/31/2014	78,069	22.14	to	22.14	1,728,115	0.08	1.30	to	1.30	(9.78)	to	(9.78)
12/31/2013	97,225	24.54	to	24.54	2,385,538	0.86	1.30	to	1.30	28.98	to	28.98
12/31/2012	115,362	19.02	to	19.02	2,194,515	1.46	1.30	to	1.30	19.21	to	19.21
12/31/2011	132,439	15.96	to	15.96	2,113,455	1.18	1.30	to	1.30	(18.92)	to	(18.92)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2015	38,802	27.99	to	27.99	1,085,963	0.12	1.30	to	1.30	(4.79)	to	(4.79)
12/31/2014	49,016	29.39	to	29.39	1,440,793	—	1.30	to	1.30	8.48	to	8.48
12/31/2013	60,092	27.10	to	27.10	1,628,253	0.02	1.30	to	1.30	29.21	to	29.21
12/31/2012	72,876	20.97	to	20.97	1,528,204	0.62	1.30	to	1.30	17.77	to	17.77
12/31/2011	80,863	17.81	to	17.81	1,439,837	0.44	1.30	to	1.30	(6.31)	to	(6.31)

42

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Templeton Foreign Class A Shares
12/31/2015	6,906,957	$14.73	to	$13.93	$106,787,790	1.30%	1.25%	to	1.75%	(8.24)%	to	(8.70)%
12/31/2014	6,430,641	16.05	to	15.25	109,922,954	2.45	1.25	to	1.75	(11.91)	to	(12.35)
12/31/2013	6,902,487	18.22	to	17.40	134,267,852	1.41	1.25	to	1.75	25.59	to	24.97
12/31/2012	7,434,445	14.51	to	13.93	114,356,259	2.11	1.25	to	1.75	17.08	to	16.49
12/31/2011	9,353,156	12.39	to	11.95	123,429,386	2.39	1.25	to	1.75	(13.79)	to	(14.21)
Franklin Templeton Growth Class A Shares
12/31/2015	347,736	14.19	to	13.42	5,780,479	1.44	1.25	to	1.75	(7.62)	to	(8.08)
12/31/2014	399,407	15.36	to	14.59	7,130,466	2.36	1.25	to	1.75	(3.13)	to	(3.62)
12/31/2013	477,965	15.86	to	15.14	8,913,100	1.30	1.25	to	1.75	28.54	to	27.90
12/31/2012	538,339	12.34	to	11.84	7,814,907	1.92	1.25	to	1.75	20.03	to	19.43
12/31/2011	616,553	10.28	to	9.91	7,483,273	1.91	1.25	to	1.75	(7.54)	to	(7.99)
Invesco American Franchise Fund Class A Shares
12/31/2015	57,566	12.59	to	12.59	724,753	—	1.30	to	1.30	3.58	to	3.58
12/31/2014	62,800	12.16	to	12.16	763,343	—	1.30	to	1.30	6.92	to	6.92
12/31/2013(1)	67,892	11.37	to	11.37	771,828	0.12	1.30	to	1.30	—	to	—
Invesco Charter Class A Shares
12/31/2015	41,317	15.70	to	15.70	648,636	0.10	1.30	to	1.30	(7.61)	to	(7.61)
12/31/2014	820,305	16.99	to	16.99	13,938,328	0.50	1.30	to	1.30	6.35	to	6.35
12/31/2013	1,018,565	15.98	to	15.98	16,274,035	0.98	1.30	to	1.30	26.68	to	26.68
12/31/2012	963,814	12.61	to	12.61	12,155,593	0.99	1.30	to	1.30	11.60	to	11.60
12/31/2011	1,137,191	11.30	to	11.30	12,851,194	0.57	1.30	to	1.30	(1.39)	to	(1.39)
Invesco Comstock Class A Shares
12/31/2015	2,952,127	17.51	to	16.56	56,620,147	1.33	1.25	to	1.75	(7.10)	to	(7.57)
12/31/2014	4,078,408	18.85	to	17.91	81,798,948	1.58	1.25	to	1.75	7.77	to	7.23
12/31/2013	5,782,043	17.49	to	16.70	108,141,524	1.33	1.25	to	1.75	33.56	to	32.90
12/31/2012	6,393,918	13.10	to	12.57	90,836,772	1.54	1.25	to	1.75	17.42	to	16.83
12/31/2011	8,975,071	11.15	to	10.76	108,515,197	1.32	1.25	to	1.75	(3.18)	to	(3.65)
Invesco Equity and Income Class A Shares
12/31/2015	150,340	23.64	to	23.64	3,553,920	2.12	1.30	to	1.30	(3.61)	to	(3.61)
12/31/2014	184,110	24.52	to	24.52	4,515,217	2.47	1.30	to	1.30	7.66	to	7.66
12/31/2013	236,571	22.78	to	22.78	5,388,956	1.94	1.30	to	1.30	23.35	to	23.35
12/31/2012	274,071	18.47	to	18.47	5,061,443	2.16	1.30	to	1.30	11.42	to	11.42
12/31/2011	319,474	16.57	to	16.57	5,295,150	1.88	1.30	to	1.30	(2.50)	to	(2.50)
Invesco Mid Cap Core Equity Class A Shares
12/31/2015	176,813	17.52	to	16.56	2,989,872	0.03	1.25	to	1.75	(5.52)	to	(5.99)
12/31/2014	200,589	18.54	to	17.62	3,606,164	0.01	1.25	to	1.75	3.21	to	2.69
12/31/2013	214,179	17.96	to	17.15	3,740,401	—	1.25	to	1.75	27.59	to	26.95
12/31/2012	239,218	14.08	to	13.51	3,290,883	0.53	1.25	to	1.75	9.01	to	8.46
12/31/2011	257,745	12.92	to	12.46	3,263,408	—	1.25	to	1.75	(7.40)	to	(7.85)
Invesco Mid Cap Growth Class A Shares
12/31/2015	116,174	17.07	to	17.07	1,982,957	—	1.30	to	1.30	(0.09)	to	(0.09)
12/31/2014	145,369	17.08	to	17.08	2,483,390	—	1.30	to	1.30	6.54	to	6.54
12/31/2013	180,405	16.04	to	16.04	2,892,840	—	1.30	to	1.30	35.24	to	35.24
12/31/2012	215,691	11.86	to	11.86	2,557,402	—	1.30	to	1.30	10.32	to	10.32
12/31/2011	260,948	10.75	to	10.75	2,804,600	—	1.30	to	1.30	(10.27)	to	(10.27)
Invesco Value Opportunities Class A Shares
12/31/2015	261,503	1.30	to	1.27	335,196	0.91	1.25	to	1.75	(11.54)	to	(11.98)
12/31/2014	291,358	1.47	to	1.44	422,871	1.71	1.25	to	1.75	5.29	to	4.76
12/31/2013	305,166	1.39	to	1.38	421,894	1.32	1.25	to	1.75	30.86	to	30.21
12/31/2012	243,072	1.06	to	1.06	257,827	1.00	1.25	to	1.75	16.22	to	15.64
12/31/2011(1)	278,957	0.92	to	0.91	255,206	0.01	1.25	to	1.75	(90.84)	to	(90.87)

43

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Janus Enterprise Class A Shares
12/31/2015	1,114,509	$25.61	to	$24.79	$28,073,387	1.65%	1.25%	to	1.75%	1.81%	to	1.31%
12/31/2014	109,816	25.15	to	24.48	2,720,044	—	1.25	to	1.75	10.25	to	9.70
12/31/2013	119,720	22.81	to	22.31	2,697,821	—	1.25	to	1.75	28.79	to	28.15
12/31/2012	124,736	17.71	to	17.41	2,188,005	—	1.25	to	1.75	15.87	to	15.30
12/31/2011	136,495	15.29	to	15.10	2,072,262	—	1.25	to	1.75	(3.16)	to	(3.64)
Janus Forty Class A Shares
12/31/2015	387,708	18.98	to	18.16	7,205,227	0.41	1.25	to	1.75	10.46	to	9.91
12/31/2014	471,247	17.18	to	16.53	7,947,014	1.68	1.25	to	1.75	7.17	to	6.64
12/31/2013	565,135	16.03	to	15.50	8,914,091	0.83	1.25	to	1.75	30.16	to	29.52
12/31/2012	655,854	12.32	to	11.97	7,966,894	0.39	1.25	to	1.75	22.24	to	21.63
12/31/2011	744,942	10.08	to	9.84	7,417,939	0.41	1.25	to	1.75	(8.25)	to	(8.70)
JPMorgan Multi-Cap Market Neutral Class A Shares
12/31/2015	51,182	9.25	to	8.81	460,044	—	1.25	to	1.75	(0.07)	to	(0.56)
12/31/2014	53,833	9.25	to	8.86	485,384	—	1.25	to	1.75	0.15	to	(0.35)
12/31/2013	63,770	9.24	to	8.89	576,324	—	1.25	to	1.75	2.80	to	2.28
12/31/2012	61,928	8.99	to	8.69	545,974	—	1.25	to	1.75	(1.25)	to	(1.74)
12/31/2011	65,511	9.10	to	8.84	586,818	—	1.25	to	1.75	(1.64)	to	(2.13)
JPMorgan Small Cap Growth Class A Shares
12/31/2015	92,460	16.33	to	15.63	1,471,800	—	1.25	to	1.75	(3.37)	to	(3.85)
12/31/2014	97,057	16.90	to	16.25	1,601,269	—	1.25	to	1.75	(1.46)	to	(1.95)
12/31/2013	110,942	17.15	to	16.58	1,866,615	—	1.25	to	1.75	46.02	to	45.29
12/31/2012	103,927	11.74	to	11.41	1,200,163	—	1.25	to	1.75	10.84	to	10.28
12/31/2011	110,304	10.60	to	10.34	1,152,779	—	1.25	to	1.75	(4.72)	to	(5.19)
Lord Abbett Affiliated Class A Shares
12/31/2015	87,102	15.77	to	14.91	1,340,291	2.24	1.25	to	1.75	(5.39)	to	(5.86)
12/31/2014	99,620	16.67	to	15.84	1,620,222	2.15	1.25	to	1.75	10.68	to	10.12
12/31/2013	119,937	15.06	to	14.38	1,768,193	2.00	1.25	to	1.75	30.51	to	29.86
12/31/2012	140,376	11.54	to	11.08	1,589,328	1.59	1.25	to	1.75	14.45	to	13.88
12/31/2011	182,577	10.08	to	9.73	1,811,828	1.15	1.25	to	1.75	(8.97)	to	(9.42)
Lord Abbett Bond-Debenture Class A Shares
12/31/2015	743,655	16.93	to	16.00	14,393,793	4.42	1.25	to	1.75	(2.96)	to	(3.45)
12/31/2014	862,341	17.44	to	16.57	17,300,860	4.71	1.25	to	1.75	3.21	to	2.70
12/31/2013	968,399	16.90	to	16.14	18,924,335	5.29	1.25	to	1.75	6.45	to	5.92
12/31/2012	1,063,655	15.88	to	15.24	19,657,009	5.97	1.25	to	1.75	11.84	to	11.28
12/31/2011	1,140,806	14.19	to	13.69	18,963,284	6.13	1.25	to	1.75	2.59	to	2.09
Lord Abbett Mid Cap Stock Class A Shares
12/31/2015	728,157	17.85	to	16.88	16,288,891	0.71	1.25	to	1.75	(4.75)	to	(5.23)
12/31/2014	780,781	18.74	to	17.81	18,261,579	0.45	1.25	to	1.75	10.22	to	9.67
12/31/2013	959,701	17.00	to	16.24	20,613,246	0.39	1.25	to	1.75	28.70	to	28.06
12/31/2012	1,073,433	13.21	to	12.68	18,092,401	0.63	1.25	to	1.75	13.06	to	12.50
12/31/2011	1,277,789	11.69	to	11.27	19,216,983	0.11	1.25	to	1.75	(5.14)	to	(5.60)
MFS® Growth Class A Shares
12/31/2015	463,120	18.39	to	18.39	8,515,505	—	1.30	to	1.30	5.73	to	5.73
12/31/2014	128,957	17.39	to	17.39	2,242,763	—	1.30	to	1.30	7.12	to	7.12
12/31/2013	157,237	16.24	to	16.24	2,552,885	—	1.30	to	1.30	34.52	to	34.52
12/31/2012	144,793	12.07	to	12.07	1,747,527	—	1.30	to	1.30	15.58	to	15.58
12/31/2011(1)	145,249	10.44	to	10.44	1,516,692	—	1.30	to	1.30	4.42	to	4.42
MFS® Mid Cap Growth Class A Shares
12/31/2015	566,895	24.75	to	24.75	14,032,473	—	1.30	to	1.30	2.86	to	2.86
12/31/2014	667,103	24.06	to	24.06	16,053,314	—	1.30	to	1.30	7.21	to	7.21
12/31/2013	842,664	22.45	to	22.45	18,914,844	—	1.30	to	1.30	35.11	to	35.11
12/31/2012	846,348	16.61	to	16.61	14,061,076	—	1.30	to	1.30	14.68	to	14.68
12/31/2011	976,919	14.49	to	14.49	14,153,152	—	1.30	to	1.30	(7.32)	to	(7.32)

44

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
MFS® Research International Class A Shares
12/31/2015	719,182	$21.96	to	$21.96	$15,793,021	1.56%	1.30%	to	1.30%	(3.29)%	to	(3.29)%
12/31/2014	717,992	22.71	to	22.71	16,302,476	2.02	1.30	to	1.30	(8.17)	to	(8.17)
12/31/2013	801,077	24.73	to	24.73	19,807,800	1.20	1.30	to	1.30	17.10	to	17.10
12/31/2012	1,098,331	21.11	to	21.11	23,191,022	1.74	1.30	to	1.30	15.18	to	15.18
12/31/2011	1,409,682	18.33	to	18.33	25,842,202	1.47	1.30	to	1.30	(12.04)	to	(12.04)
Oppenheimer Capital Appreciation Class A Shares
12/31/2015	61,623	17.56	to	16.61	1,052,345	—	1.25	to	1.75	1.93	to	1.43
12/31/2014	72,594	17.23	to	16.37	1,214,863	—	1.25	to	1.75	13.64	to	13.07
12/31/2013	55,364	15.16	to	14.48	817,155	0.04	1.25	to	1.75	27.63	to	27.00
12/31/2012	60,077	11.88	to	11.40	696,542	0.65	1.25	to	1.75	12.27	to	11.71
12/31/2011	58,485	10.58	to	10.21	606,163	0.16	1.25	to	1.75	(2.79)	to	(3.26)
Oppenheimer Fundamental Alternatives Class A Shares
12/31/2015	51,764	16.57	to	16.57	857,899	0.51	1.30	to	1.30	0.63	to	0.63
12/31/2014	56,785	16.47	to	16.47	935,232	1.75	1.30	to	1.30	3.20	to	3.20
12/31/2013	59,942	15.96	to	15.96	956,626	—	1.30	to	1.30	7.59	to	7.59
12/31/2012	63,020	14.83	to	14.83	934,830	—	1.30	to	1.30	2.55	to	2.55
12/31/2011	78,949	14.46	to	14.46	1,141,982	—	1.30	to	1.30	(7.54)	to	(7.54)
Oppenheimer Global Class A Shares
12/31/2015	83,503	29.32	to	29.32	2,448,170	0.59	1.30	to	1.30	2.55	to	2.55
12/31/2014	100,595	28.59	to	28.59	2,875,961	0.76	1.30	to	1.30	0.75	to	0.75
12/31/2013	130,593	28.38	to	28.38	3,705,967	0.77	1.30	to	1.30	25.14	to	25.14
12/31/2012	148,120	22.68	to	22.68	3,359,014	0.96	1.30	to	1.30	19.19	to	19.19
12/31/2011	186,560	19.03	to	19.03	3,549,731	1.58	1.30	to	1.30	(9.86)	to	(9.86)
Oppenheimer Main Street Mid Cap® Class A Shares
12/31/2015	71,899	20.32	to	19.21	1,421,881	0.35	1.25	to	1.75	(8.37)	to	(8.83)
12/31/2014	81,106	22.17	to	21.07	1,754,005	0.57	1.25	to	1.75	10.88	to	10.33
12/31/2013	95,759	20.00	to	19.10	1,872,198	0.05	1.25	to	1.75	31.74	to	31.09
12/31/2012	105,628	15.18	to	14.57	1,572,543	0.85	1.25	to	1.75	15.31	to	14.74
12/31/2011	105,266	13.16	to	12.70	1,363,372	0.24	1.25	to	1.75	(3.85)	to	(4.32)
Oppenheimer Main Street® Class A Shares
12/31/2015	78,591	19.05	to	18.01	1,683,901	0.84	1.25	to	1.75	1.83	to	1.32
12/31/2014	94,246	18.70	to	17.77	2,008,458	0.64	1.25	to	1.75	9.09	to	8.54
12/31/2013	114,634	17.14	to	16.37	2,288,903	0.60	1.25	to	1.75	29.91	to	29.27
12/31/2012	166,113	13.20	to	12.67	2,586,753	1.06	1.25	to	1.75	15.10	to	14.52
12/31/2011	179,790	11.47	to	11.06	2,456,076	0.46	1.25	to	1.75	(1.45)	to	(1.93)
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2015	1,901,288	5.77	to	5.45	10,656,243	4.71	1.25	to	1.75	(27.00)	to	(27.36)
12/31/2014	1,527,020	7.90	to	7.50	11,755,821	0.14	1.25	to	1.75	(19.56)	to	(19.96)
12/31/2013	1,594,148	9.82	to	9.37	15,295,096	0.69	1.25	to	1.75	(16.08)	to	(16.49)
12/31/2012	1,452,527	11.70	to	11.23	16,653,171	1.93	1.25	to	1.75	3.51	to	2.99
12/31/2011	1,453,623	11.30	to	10.90	16,142,662	22.63	1.25	to	1.75	(9.23)	to	(9.68)
PIMCO Low Duration Class A Shares
12/31/2015	4,999,002	11.92	to	11.41	58,280,608	2.13	1.25	to	1.75	(0.92)	to	(1.42)
12/31/2014	5,663,235	12.03	to	11.57	66,806,304	3.12	1.25	to	1.75	(0.81)	to	(1.31)
12/31/2013	6,279,772	12.13	to	11.73	74,868,533	1.30	1.25	to	1.75	(1.47)	to	(1.97)
12/31/2012	4,253,526	12.31	to	11.96	51,596,163	2.66	1.25	to	1.75	4.49	to	3.97
12/31/2011	2,429,425	11.79	to	11.51	28,276,380	2.29	1.25	to	1.75	0.11	to	(0.38)
PIMCO Real Return Class A Shares
12/31/2015	3,078,598	13.11	to	12.39	39,215,212	0.63	1.25	to	1.75	(4.34)	to	(4.82)
12/31/2014	3,366,418	13.70	to	13.02	44,947,971	3.17	1.25	to	1.75	1.72	to	1.22
12/31/2013	3,855,687	13.47	to	12.87	50,726,470	0.76	1.25	to	1.75	(10.54)	to	(10.98)
12/31/2012	4,079,017	15.06	to	14.45	60,138,265	2.49	1.25	to	1.75	7.47	to	6.93
12/31/2011	2,987,276	14.01	to	13.52	41,080,005	3.63	1.25	to	1.75	9.76	to	9.22

45

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
PIMCO Total Return Class A Shares
12/31/2015	8,754,605	$15.14	to	$14.31	$133,378,849	2.38%	1.25%	to	1.75%	(0.91)%	to	(1.40)%
12/31/2014	13,796,366	15.28	to	14.52	212,157,448	3.54	1.25	to	1.75	2.99	to	2.47
12/31/2013	16,302,706	14.83	to	14.17	244,467,087	2.08	1.25	to	1.75	(3.52)	to	(4.00)
12/31/2012	19,233,109	15.37	to	14.76	298,992,475	3.88	1.25	to	1.75	8.58	to	8.03
12/31/2011	16,445,370	14.16	to	13.66	236,472,455	3.44	1.25	to	1.75	2.47	to	1.97
Pioneer Class A Shares
12/31/2015	56,294	17.96	to	16.98	981,600	0.83	1.25	to	1.75	(1.67)	to	(2.16)
12/31/2014	60,420	18.26	to	17.35	1,074,624	0.92	1.25	to	1.75	9.49	to	8.95
12/31/2013	69,434	16.68	to	15.93	1,128,721	0.98	1.25	to	1.75	31.40	to	30.75
12/31/2012	81,286	12.69	to	12.18	1,009,318	1.27	1.25	to	1.75	8.54	to	8.00
12/31/2011	107,074	11.69	to	11.28	1,229,441	0.99	1.25	to	1.75	(5.76)	to	(6.22)
Pioneer Emerging Markets Class A Shares
12/31/2015	522,599	7.47	to	7.11	3,809,285	2.88	1.25	to	1.75	(17.55)	to	(17.96)
12/31/2014	540,073	9.05	to	8.66	4,786,397	1.71	1.25	to	1.75	(14.47)	to	(14.90)
12/31/2013	547,502	10.59	to	10.18	5,690,453	0.35	1.25	to	1.75	(3.40)	to	(3.89)
12/31/2012	551,514	10.96	to	10.59	5,945,839	0.45	1.25	to	1.75	9.95	to	9.40
12/31/2011	557,430	9.97	to	9.68	5,478,694	—	1.25	to	1.75	(25.18)	to	(25.54)
Pioneer High Yield Class A Shares
12/31/2015	183,824	15.76	to	14.90	2,807,313	4.80	1.25	to	1.75	(6.07)	to	(6.54)
12/31/2014	202,732	16.78	to	15.94	3,307,152	4.33	1.25	to	1.75	(1.42)	to	(1.91)
12/31/2013	219,552	17.02	to	16.25	3,642,219	4.80	1.25	to	1.75	10.91	to	10.36
12/31/2012	231,570	15.34	to	14.73	3,477,496	5.22	1.25	to	1.75	13.59	to	13.02
12/31/2011	237,514	13.51	to	13.03	3,147,620	5.47	1.25	to	1.75	(2.94)	to	(3.41)
Pioneer Real Estate Shares Class A Shares
12/31/2015	182,849	16.70	to	16.06	2,991,472	1.89	1.25	to	1.75	2.97	to	2.46
12/31/2014	210,356	16.22	to	15.67	3,350,691	2.14	1.25	to	1.75	28.02	to	27.38
12/31/2013	197,586	12.67	to	12.30	2,461,948	1.92	1.25	to	1.75	(0.12)	to	(0.62)
12/31/2012	171,565	12.68	to	12.38	2,147,472	1.87	1.25	to	1.75	14.30	to	13.73
12/31/2011	155,299	11.10	to	10.89	1,705,302	1.96	1.25	to	1.75	7.55	to	7.03
Pioneer Select Mid Cap Growth Class A Shares
12/31/2015	20,553	20.86	to	20.21	420,804	—	1.25	to	1.75	0.12	to	(0.38)
12/31/2014	18,897	20.84	to	20.28	387,219	—	1.25	to	1.75	7.69	to	7.15
12/31/2013	21,501	19.35	to	18.93	410,403	—	1.25	to	1.75	42.59	to	41.88
12/31/2012	22,210	13.57	to	13.34	298,517	—	1.25	to	1.75	5.29	to	4.76
12/31/2011	29,863	12.86	to	12.74	382,048	—	1.35	to	1.75	(3.83)	to	(4.20)
Putnam Fund for Growth and Income Class A Shares
12/31/2015	32,180	20.91	to	20.91	672,852	1.44	1.30	to	1.30	(8.83)	to	(8.83)
12/31/2014	28,896	22.93	to	22.93	662,684	1.40	1.30	to	1.30	9.17	to	9.17
12/31/2013	37,466	21.01	to	21.01	786,999	1.26	1.30	to	1.30	33.63	to	33.63
12/31/2012	30,381	15.72	to	15.72	477,598	1.48	1.30	to	1.30	17.34	to	17.34
12/31/2011	48,251	13.40	to	13.40	646,436	1.46	1.30	to	1.30	(6.07)	to	(6.07)
Putnam International Equity Class A Shares
12/31/2015	81,709	19.54	to	19.54	1,596,849	2.37	1.30	to	1.30	(1.17)	to	(1.17)
12/31/2014	90,295	19.77	to	19.77	1,785,498	0.76	1.30	to	1.30	(8.03)	to	(8.03)
12/31/2013	127,474	21.50	to	21.50	2,740,709	0.74	1.30	to	1.30	26.29	to	26.29
12/31/2012	140,113	17.02	to	17.02	2,385,356	1.01	1.30	to	1.30	20.16	to	20.16
12/31/2011	161,670	14.17	to	14.17	2,290,662	4.48	1.30	to	1.30	(16.62)	to	(16.62)
Putnam Voyager Class A Shares
12/31/2015	95,544	22.84	to	22.84	2,181,955	0.42	1.30	to	1.30	(7.46)	to	(7.46)
12/31/2014	387,100	24.68	to	24.68	9,552,988	0.38	1.30	to	1.30	8.14	to	8.14
12/31/2013	477,875	22.82	to	22.82	10,905,796	0.65	1.30	to	1.30	42.07	to	42.07
12/31/2012	1,234,418	16.06	to	16.06	19,828,916	1.14	1.30	to	1.30	12.91	to	12.91
12/31/2011	1,594,504	14.23	to	14.23	22,685,429	—	1.30	to	1.30	(18.81)	to	(18.81)

46

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Ready Assets Prime Money
12/31/2015	751,358	$10.07	to	$9.52	$7,406,678	—%	1.25%	to	1.75%	(1.24)%	to	(1.73)%
12/31/2014	789,744	10.20	to	9.69	7,900,404	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2013	1,033,821	10.33	to	9.86	10,489,901	—	1.25	to	1.75	(1.24)	to	(1.73)
12/31/2012	1,230,263	10.46	to	10.04	12,643,589	—	1.25	to	1.75	(1.24)	to	(1.74)
12/31/2011	1,594,202	10.59	to	10.21	16,606,709	—	1.25	to	1.75	(1.23)	to	(1.71)
TA Dividend Focused Class A Shares
12/31/2015	3,736,163	10.93	to	10.83	40,684,045	1.76	1.25	to	1.75	(4.15)	to	(4.63)
12/31/2014(1)	5,701,330	11.41	to	11.35	64,897,571	1.32	1.25	to	1.75	—	to	—
TA Flexible Income Class A Shares
12/31/2015	727,395	1.32	to	1.28	946,596	3.26	1.25	to	1.75	(1.96)	to	(2.45)
12/31/2014	833,638	1.34	to	1.31	1,107,902	2.82	1.25	to	1.75	2.45	to	1.94
12/31/2013	755,280	1.31	to	1.29	982,034	4.33	1.25	to	1.75	2.40	to	1.89
12/31/2012	624,851	1.28	to	1.26	795,030	4.86	1.25	to	1.75	10.79	to	10.23
12/31/2011	512,834	1.16	to	1.14	590,421	5.58	1.25	to	1.75	2.38	to	1.88
TA Growth Opportunities Class A Shares
12/31/2015	890,591	14.24	to	13.69	12,432,386	—	1.25	to	1.75	(6.97)	to	(7.43)
12/31/2014	2,045,976	15.31	to	14.79	30,780,518	—	1.25	to	1.75	(2.11)	to	(2.60)
12/31/2013	2,197,409	15.64	to	15.19	33,855,466	—	1.25	to	1.75	36.35	to	35.67
12/31/2012	2,782,412	11.47	to	11.20	31,527,569	0.28	1.25	to	1.75	7.26	to	6.73
12/31/2011	2,756,449	10.69	to	10.49	29,191,997	—	1.25	to	1.75	(10.80)	to	(11.23)
TA Small/Mid Cap Value Class A Shares
12/31/2015	2,586,053	16.48	to	15.85	41,789,249	0.10	1.25	to	1.75	(4.40)	to	(4.87)
12/31/2014	2,945,959	17.24	to	16.66	49,923,505	0.11	1.25	to	1.75	3.25	to	2.73
12/31/2013	3,249,829	16.70	to	16.22	53,470,300	0.49	1.25	to	1.75	34.27	to	33.60
12/31/2012	941,210	12.44	to	12.14	11,567,340	0.44	1.25	to	1.75	14.26	to	13.69
12/31/2011	1,088,968	10.88	to	10.68	11,742,132	—	1.25	to	1.75	(4.46)	to	(4.93)
TA US Growth Class A Shares
12/31/2015	2,957,241	15.01	to	14.72	43,957,696	—	1.25	to	1.75	5.02	to	4.50
12/31/2014	3,724,421	14.29	to	14.09	52,848,687	0.11	1.25	to	1.75	9.17	to	8.62
12/31/2013	4,286,258	13.09	to	12.97	55,852,765	0.84	1.25	to	1.75	30.26	to	29.62
12/31/2012(1)	7,459,957	10.05	to	10.01	74,813,386	—	1.25	to	1.75	—	to	—

(1)	See footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

47

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

5.	Financial Highlights (continued)

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Effective 2012, total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Effective 2011, expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

48

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

6. Administrative and Mortality and Expense Risk Charges

TALIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.75% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TALIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TALIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TALIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TALIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TALIC, as long as earnings are credited under the variable annuity contracts.

49

Transamerica Advisors Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2015

8.	Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9.	Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TALIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TALIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TALIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

50

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)			Resolution of the Board of Directors of Merrill Lynch Life Insurance Company establishing the Merrill Lynch Life Variable Annuity Separate Account D. Note 1

	(2)			Not Applicable.

	(3)	(a)		Form of Underwriting Agreement Between Merrill Lynch Life Insurance Company and Transamerica Capital, Inc. Note 2

		(a)	(1)	Amended and Restated Underwriting Agreement between Transamerica Advisors Life Insurance Company and Transamerica Capital, Inc. Note 29

		(b)		Wholesaling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Transamerica Capital. Note 3

		(c)		Selling Agreement between Merrill Lynch Life Insurance Company, Merrill Lynch, Pierce, Fenner & Smith Incorporated, and Merrill Lynch Life Agency, Inc. Note 3

		(d)		Master Distribution Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 4

	(4)	(a)		Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Return of Premium). Note 5

		(b)		Form of Contract for the Flexible Premium Individual Deferred Variable Annuity (Contract Value). Note 5

		(c)		Return of Premium NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(d)		Return of Premium Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(e)		Contract Value NAIC Model Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(f)		Contract Value Fixed Non-Forfeiture Interest Rate Schedule Pages. Note 5

		(g)		Guaranteed Minimum Income Benefit Endorsement and Schedule Pages. Note 5

		(h)		Return of Premium Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(i)		Maximum Anniversary Value Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(j)		Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(k)		Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement and Schedule Pages. Note 5

		(l)		Additional Death Benefit Endorsement and Schedule Pages. Note 5

		(m)		Bonus Endorsement and Schedule Pages. Note 6

		(n)		Spousal Beneficiary Continuation Endorsement. Note 5

		(o)		Individual Retirement Annuity Endorsement. Note 7

		(p)		Roth Individual Retirement Annuity Endorsement. Note 7

		(q)		Tax Sheltered Annuity Endorsement. Note 7

		(r)		Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. Note 8

		(s)		Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. Note 9

		(t)		Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. Note 9

	(u)		Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version). Note 9

	(v)		Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). Note 9

(w)

Guaranteed Minimum Death Benefit Rider. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A’s Post-Effective Amendment No. 8 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed February 22, 2008.) Note 10

	(x)		Schedule Pages for Combo MAV 6% Roll-Up Guaranteed Minimum Death Benefit. Note 10

	(y)		Schedule Pages for Return of Premium Guaranteed Minimum Death Benefit. Note 10

	(z)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life). Note 10

	(aa)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life). Note 10

	(bb)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Joint Life) with Income Enhancement Benefit). Note 10

	(cc)		Schedule Pages for Guaranteed Minimum Withdrawal Benefit (Single Life with Income Enhancement Benefit). Note 10

	(dd)		Schedule Pages for GMIB EXTRA Guaranteed Minimum Income Benefit. Note 10

	(ee)		Guaranteed Minimum Withdrawal Benefit riders. Note 2

(5)	(a)		Form of Application for the Flexible Premium Individual Deferred Variable Annuity. Note 5

(5)	(b)		Form of Revised Application for the Flexible Premium Individual Deferred Variable Annuity. Note 8

(6)	(a)		Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Merrill Lynch Life Insurance Company. Note 11

	(a)	(1)	Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of Transamerica Advisors Life Insurance Company. Note 28

	(b)		Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. Note 11

	(b)	(1)	Amended and Restated By-Laws of Transamerica Advisors Life Insurance Company. Note 28

	(7)		Reinsurance Agreements.

	(a)		GMDB Reinsurance Agreement between MLLIC and ACE Tempest and Amendment No. 1. Note 26

	(a)	(i)	Amendment No. 2 to the GMDB Reinsurance Agreement. Note 26

	(b)		GMIB Reinsurance Agreement between MLLIC and ACE Tempest Agreement and Amendments No. 1 and 2. Note 26

	(b)	(i)	Amendment No. 3 to the GMIB Reinsurance Agreement. Note 26

	(c)		DBER Reinsurance Agreement between MLLIC and ACE Tempest and Amendments No. 1 and 2. Note 26

	(c)	(i)	Amendment No. 3 to the DBER Reinsurance Agreement. Note 26

(8)	(a)		Amended General Agency Agreement. Note 12

	(b)		Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency, Inc. Note 11

	(c)		Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset Management, Inc. Note 11

	(d)		Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Insurance Group, Inc. Note 12

	(e)		Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 11

	(f)		Amendment to the Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life Agency, Inc. Note 13

(g)		Form of Participation Agreement between FAM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(h)		Form of Participation Agreement between AIM Equity Funds, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(h)	(1)	Amendment No. 3 to Participation Agreement (AIM Equity). Note 33

(i)		Form of Participation Agreement between AIM Funds Group, AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(i)	(1)	Amendment to Participation Agreement (AIM). Note 29

(i)	(2)	Amendment No. 2 to Participation Agreement (AIM Group). Note 33

(j)		Form of Participation Agreement between Alliance Global Investor Services, Inc., Alliance Fund Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 14

(k)		Form of Participation Agreement between American Century Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 14

(k)	(1)	Amendment of Agreements (American Century Confidential Information). Note 31

(k)	(2)	Amendment No. 4 to Participation Agreement (American Century). Note 33

(l)		Form of Participation Agreement between American Funds Service Company, American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(l)	(1)	Amendment of Agreements (American Funds Confidential Information). Note 32

(l)	(2)	Amendment No. 3 to Participation Agreement (American Funds). Note 33

(m)		Form of Participation Agreement between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 14

(m)	(1)	Amendment of Agreements (Davis Confidential Information). Note 31

(m)	(2)	Amendment No. 3 to Participation Agreement (Davis). Note 33

(m)	(3)	Amendment No. 4 to Participation Agreement (Davis). Note 33

(n)		Form of Participation Agreement between Delaware Distributors L.P., Delaware Group Equity Funds, and Merrill Lynch Life Insurance Company. Note 14

(n)	(1)	Amendment of Agreements (Delaware Confidential Information). Note 32

(o)		Form of Participation Agreement between Fidelity Distributors Corporation and Merrill. Note 14

(o)	(1)	Amendment to Participation Agreement (Fidelity). Note 29

(o)	(2)	Amendment No. 4 to Participation Agreement (Fidelity). Note 33

(p)		Form of Participation Agreement between Lord Abbett Family of Funds, Lord Abbett Distributor LLC, and Merrill Lynch Life Insurance Company. Note 14

(q)		Form of Participation Agreement between Oppenheimer Funds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 14

(q)	(1)	Amendment of Agreements (Oppenheimer Confidential Information). Note 32

(q)	(2)	Amendment No. 3 to Participation Agreement (Oppenheimer). Note 33

(q)	(3)	Amendment No. 4 to Participation Agreement (Oppenheimer). Note 34

(q)	(4)	Schedule A Revision 8-3-15 (Oppenheimer). Note 35

(r)		Form of Participation Agreement between PIMCO Funds Distributors LLC, Allianz Dresdner Asset Management of America L.P., and Merrill Lynch Life Insurance Company. Note 14

(r)	(1)	Amendment No. 1 to Participation Agreement (PIMCO). Note 33

(s)		Form of Participation Agreement between Franklin Templeton Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 14

(t)		Form of Participation Agreement between Van Kampen Equity Trust, Van Kampen Comstock Fund, Van Kampen Equity and Income Fund, Van Kampen Funds, Inc., and Merrill Lynch Life Insurance Company. Note 14

(u)		Form of Participation Agreement between Cohen & Steers Realty Income Fund, Inc., Cohen & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. Note 15

(u)	(1)	Amendment of Agreements (Cohen & Steers Confidential Information). Note 32

(v)		Form of Participation Agreement between Columbia Acorn Trust, Columbia Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15

(w)		Form of Participation Agreement between Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 15

(w)	(1)	Amendment of Agreements (Eaton Vance Confidential Information). Note 32

(w)	(2)	Amendment No. 3 to Participation Agreement (Eaton Vance). Note 33

(x)		Form of Participation Agreement between The Dreyfus Corporation, Dreyfus Service Corporation, and Merrill Lynch Life Insurance Company. Note 15

(x)	(1)	Amendment No. 2 to Participation Agreement (Dreyfus). Note 33

(y)		Form of Participation Agreement between Federated Equity Funds, Federated Securities Corp., and Merrill Lynch Life Insurance Company. Note 15

(y)	(1)	Contract Confirmation Agreement (Federated). Note 32

(y)	(2)	Addendum to Participation Agreement. Note 32

(y)	(3)	Amended and Restated Participation Agreement (Federated). Note 34

(z)		Form of Participation Agreement between Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company. Note 15

(z)	(1)	Amendment of Agreements (Pioneer Confidential Information). Note 32

(z)	(2)	Amendment No. 5 to Participation Agreement (Pioneer). Note 33

(aa)		Form of Participation Agreement between AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 15

(aa)	(1)	Amendment No. 2 to Participation Agreement (AIM Growth). Note 33

(bb)		Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and Columbia Funds Series Trust Management Distributors, Inc. Note 16

(bb)	(1)	Participation Agreement (Combined Columbia Agreement). Note 34

(cc)		Form of Amendment to Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 16

(dd)

Form of Novation of Participation Agreement among Allianz Global Investors of America L.P. (formerly Allianz Dresdner Asset Management of America L.P.), Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ee)

Form of Amendment to Participation Agreement among Merrill Lynch Life Insurance Company, Allianz Global Investors Distributors LLC (formerly PA Distributors LLC) and Allianz Global Investors Fund Management LLC. Note 16

(ee)	(1)	Amendment No. 1 to Participation Agreement (Allianz). Note 34

(ff)		Form of Participation Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 16

(ff)	(1)	Amendment No. 3 to Participation Agreement (JPMorgan). Note 33

(gg)		Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(hh)		Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor Services, Inc. and Merrill Lynch Life Insurance Company. Note 17

(ii)		Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 17

(jj)		Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company and Merrill Lynch Life Insurance Company. Note 18

(kk)		Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 19

(ll)		Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 20

(mm)		Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(nn)		Form of Rule 22c-2 Shareholder Information Agreement Between Davis New York Venture Fund, Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 18

(oo)		Form of Rule 22c-2 Shareholder Information Agreement Between Delaware Distributors, L.P., Delaware Service Company, Inc. and Merrill Lynch Life Insurance Company. Note 18

(pp)		Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and Merrill Lynch Life Insurance Company. Note 20

(qq)		Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 20

(rr)		Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and Merrill Lynch Life Insurance Company. Note 17

(ss)		Form of Rule 22c-2 Shareholder Information Agreement Between JPMorgan Distribution Services, Inc., JPMorgan Trust I, JPMorgan Trust II et al., and Merrill Lynch Life Insurance Company. Note 21

(tt)		Form of Rule 22c-2 Shareholder Information Agreement Between Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 18

(uu)		Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 22

(vv)		Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management Shareholder Services, Inc. and Merrill Lynch Life Insurance Company. Note 20

(ww)		Form of Rule 22c-2 Shareholder Information Agreement Between The Seligman Funds and Merrill Lynch Life Insurance Company. Note 18

(xx)		Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 17

(yy)

Form of Amendment to Participation Agreement by and among Alliance Global Investor Services, Inc., AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance Company. Note 18

(yy)	(1)	Amendment of Agreements (AllianceBernstein Confidential Information). Note 31

(yy)	(2)	Amendment No.4 to Participation Agreement (AllianceBernstein). Note 33

(yy)	(3)	Schedule A Revision 2-7-2015 (AllianceBernstein). Note 34

(zz)		Form of Amendment to Participation Agreement by and among Columbia Acorn Trust, Columbia Management Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21

(aaa)		Form of Amendment to Participation Agreement by and among FAM Distributors, Inc., BlackRock Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21

(aaa)	(1)	Amendment No. 6 to Participation Agreement (BlackRock). Note 33

(bbb)		Form of Amendment to Participation Agreement by and among Eaton Vance Mutual Funds Trust, Eaton Vance Distributors, Inc., and Merrill Lynch Life Insurance Company. Note 21

(ccc)		Form of Amendment to Participation Agreement by and among Seligman Value Fund Series, Inc., (the “Fund”), Seligman Advisors, Inc., and Merrill Lynch Life Insurance Company. Note 18

(ddd)		Form of Participation Agreement by and among Janus Distributors LLC, Janus Services LLC, and Merrill Lynch Life Insurance Company. Note 21

(ddd)	(1)	Amendment No. 1 to Participation Agreement (Janus). Note 27

(ddd)	(2)	Amendment to Participation Agreement (Janus). Note 29

(ddd)	(3)	Amendment No. 3 to Participation Agreement (Janus). Note 33

(eee)		Form of Rule 22c-2 Shareholder Information Agreement Between Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 21

(fff)		Shareholder Service Agreement by and among AIM Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ggg)		Shareholder Service Agreement by and among AllianceBernstein Investments, Inc. and Merrill Lynch Life Insurance Company. Note 25

(hhh)		Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company. Note 25

(iii)		Shareholder Service Agreement by and among Allianz Global Investors Distributors LLC (for PIMCO Funds) and Merrill Lynch Life Insurance Company. Note 25

(jjj)		Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25

(kkk)		Shareholder Service Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. Note 25

(lll)		Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Equity Income Fund). Note 25

(mmm)		Administrative Services Agreement by and among Merrill Lynch Life Insurance Company and American Century Investment Services, Inc. (Ultra Fund). Note 25

(nnn)		Shareholder Services Agreement by and among American Funds Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ooo)		Shareholder Services Agreement by and among BlackRock Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ppp)		Shareholder Services Agreement by and among Cohen & Steers Securities, LLC and Merrill Lynch Life Insurance Company. Note 25

(qqq)		Shareholder Services Agreement by and among Davis Distributors, LLC and Merrill Lynch Life Insurance Company. Note 25

(rrr)		Shareholder Services Agreement by and among Delaware Distributors, L.P. and Merrill Lynch Life Insurance Company. Note 25

(sss)		Shareholder Services Agreement by and among Eaton Vance Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(ttt)		Shareholder Services Agreement by and among Franklin Templeton Distributors, Inc. and Merrill Lynch Life Insurance Company. Note 25

(uuu)		Mutual Fund Sales Agreement by and among Merrill Lynch Life Insurance Company and JPMorgan Distribution Services, Inc. Note 25

	(vvv)		Shareholder Services Agreement by and among Lord Abbett Distributor LLC and Merrill Lynch Life Insurance Company. Note 25

	(www)		Shareholder Services Agreement by and among OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(xxx)		Administration, Shareholder Services and Distribution Agreement by and among Seligman Advisors, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(yyy)		Shareholder Services Agreement by and among Van Kampen Funds, Inc. and Merrill Lynch Life Insurance Company. Note 25

	(zzz)		Amendment No. 2 to the Participation Agreement by and among Merrill Lynch Life Insurance Company and Pioneer Funds Distributor, Inc. Note 25

	(zzz)	(1)	Amendment No. 3 to Participation Agreement (Pioneer Funds). Note 27

	(aaaa)		Keep Well Agreement between AEGON USA, Inc. and Merrill Lynch Life Insurance Company. Note 3

	(bbbb)		Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 23

	(cccc)		First Amendment to Purchase Agreement between Merrill Lynch Insurance Group, Inc., Merrill Lynch & Co., Inc., and AEGON USA, Inc. Note 24

	(dddd)		Participation Agreement (TST). Note 27

	(dddd)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 27

	(dddd)	(2)	Amendment No. 2 to Participation Agreement (TST). Note 29

	(dddd)	(3)	Summary Prospectus Amendment (TST). Note 30

	(dddd)	(4)	Amendment to Participation Agreement (TST). Note 32

	(dddd)	(5)	Amendment No. 3 to Participation Agreement (TST). Note 32

	(dddd)	(6)	Amendment No. 4 to Participation Agreement (TST). Note 33

	(dddd)	(7)	Schedule A Revisions to Participation Agreement (TST). Note 33

	(dddd)	(8)	Schedule A Revision 10-1-2015 (TST). Note 35

	(dddd)	(9)	Schedule A Revision 3-1-2016 (TST). Note 35

(9)			Opinion and Consent of Counsel. Note 35

(10)			Consent of independent registered public accounting firm. Note 35

(11)			Not Applicable.

(12)			Not Applicable.

(13)			Powers of Attorney. Note 35.

Note 1.	Incorporated by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-91098) dated June 25, 2002.

Note 2.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-118362) dated April 25, 2008.

Note 3.	Incorporated by reference to Annual Report on Form 10-K of Merrill Lynch Life Insurance Company (File No. 33-26322) dated March 27, 2008.

Note 4.	Incorporated by reference to Exhibit 10.2 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 5.	Incorporated by reference to Amendment No. 47 Filing to Form N-4 Registration Statement (File No. 333-118362) dated August 19, 2004.

Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-118362) dated January 31, 2005.

Note 7.	Incorporated by reference to Amendment No. 6 to Form N-4 Registration Statement (File No. 333-119364) dated September 29, 2004.

Note 8.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-118362) dated December 2, 2005.

Note 9.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-118362) dated September 27, 2006.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-118362) dated February 22, 2008.

Note 11.	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-43773) dated December 10, 1996.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-43773) dated April 28, 1994.

Note 13.	Incorporated by reference to Initial Filing to Form N-4 filing Registration Statement (File No. 333-90243) dated November 3, 1999.

Note 14.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-91098) dated September 20, 2002.

Note 15.	Filed with to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-119364) dated April 27, 2005.

Note 16.	Filed with Post-Effective Amendment No. 4 to From N-4 Registration Statement (File No. 333-119364) dated April 21, 2006.

Note 17.	Incorporated by reference to Post-Effective 30 to Form N-4 Registration Statement (File No. 33-43773) dated April 17, 2007.

Note 18.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 19.	Incorporated by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-73544) dated April 17, 2007.

Note 20.	Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-118362) dated April 24, 2007.

Note 21.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-119364) dated April 24, 2007.

Note 22.	Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-91098) dated April 18, 2007.

Note 23.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Current Report on Form 8-K (File No. 33-26322) dated August 17, 2007.

Note 24.	Incorporated by reference to Exhibit 10.1 to Merrill Lynch Life Insurance Company’s Report on Form 8-K (File No. 33-26322) dated January 4, 2008.

Note 25.	Filed with Post-Effective Amendment No. 10 to Form N-4 Registration Statement on Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2008.

Note 26.	Filed with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2009.

Note 27.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-119364) dated April 23, 2010.

Note 28.	Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-91098) dated September 30, 2010.

Note 29.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-119364) dated April 28, 2011.

Note 30.	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-119364) dated April 23, 2012.

Note 31.	Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-43773) dated September 10, 2012.

Note 32.	Filed with Post-Effective Amendment No.16 to Form N-4 Registration Statement (File No. 333-119364) dated April 23, 2013.

Note 33.	Filed with Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 333-119364) dated April 21, 2014.

Note 34.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 333-119364) dated April 27, 2015.

Note 35.	Filed herewith.

Item 25. Directors and Officers of the Depositor (Transamerica Advisors Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Denver, Colorado 80202	Director and President

Mark Mullin 100 Light St. Baltimore, MD 21202	Director

David Schulz 4333 Edgewood Road NE Cedar Rapids, Iowa 52499-0001	Director and Vice President-Tax

Jay Orlandi 100 Light St. Baltimore, MD. 21202	Director, General Counsel, Secretary and Senior Vice President

Michiel van Katwijk 100 Light St. Baltimore, MD. 21202	Director, Chief Financial Officer, Treasurer and Senior Vice President

Katherine A. Schulze 100 Light St. Baltimore, MD. 21202	Director, Deputy General Counsel and Chief Compliance Officer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	100% Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (87.8282%) ; Transamerica Premier Life Insurance Company (12.1718%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies.
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
AHDF Manager I, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% member; Cupples State LIHTC Investors, LLC - 1% member; TAH Pentagon Funds, LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% MEMBER; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% member; TAH Pentagon Funds LLC - non-owner manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Garnet LIHTC Fund XXXV, LLC - sole Member	Affordable housing
AUIM Credit Opportunities Fund, Ltd.	Delaware	100% AEGON USA Investment Management, LLC	Investment vehicle
AUSA Holding, LLC	Maryland	100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bay Area Community Investments I, LP	California	Partners: 69.995% Transamerica Life Insurance Company; 29.995% Transamerica Premier Life Insurance Company; 0.01% Transamerica Affordable housing, Inc.	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties
Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary
Firebird Re Corp.	Arizona	100% Transamerica Corporation	Captive insurance company
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Securities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Transamerica Premier Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Sole Member: Garnet Community Investments XLIII, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXX, LLC	Delaware	Garnet Community Investments XXX, LLC (0.01%); non-affiliate of AEGON, New York Life Insurance Company (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non-AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%), Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments
Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Sole Member - Garnet Community Investments XLVI, LLC	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware	Sole Member: Garnet Community Investments XLVII, LLC	Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware	Sole Member: Garnet Community Investments XLVIII, LLC	Investments
Harbor View Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Imani Fe, LP	California

Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable housing, Inc. (non-owner manager); non-affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); Central Valley Coalition for Affordable housing (.0033% co-managing general partner); Grant Housing and Economic Development Corporation (.0033% managing partner)

Affordable housing
InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
Interstate North Office Park GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park, LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park Owner, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Interstate North Office Park (Land) GP, LLC	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Interstate North Office Park (Land) LP	Delaware	100% Interstate North Office Park Owner, LLC	Investments
Investors Warranty of America, LLC	Iowa	100% Transamerica Life Insurance Company	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Transamerica Corporation	Captive insurance company
LCS Associates, LLC	Delaware	100% Investors Warranty of America, LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	100% Investors Warranty of America, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides financial counseling for employees and agents of affiliated companies
Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
nVISION Financial, Inc.	Iowa	100% AUSA Holding, LLC	Special-purpose subsidiary
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	100% Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware

Members: Transamerica Life Insurance Company (90.96%); Transamerica Premier Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.

Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ~~73.4%~~); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
SB Frazer Owner, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - Transamerica Corporation. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust
THH Acquisitions, LLC	Iowa	Sole Member - Investors Warranty of America, LLC	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TIHI Canada Holding, LLC	Iowa	Sole Member - Commonwealth General Corporation	Holding company
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Irrigation Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Irrigation company
Tradition Land Company, LLC	Iowa	Sole Member: Investors Warranty of America, LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company
Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Annuity Service Corporation	New Mexico	100% Commonwealth General Corporation	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Ohio	100% Transamerica Corporation	Insurance company
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance
Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Premier Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Premier Life Insurance Company	Realty limited liability company
TABR Realty Services, LLC	Delaware	AUSA Holding, LLC - sole Member	Real estate investments
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	100% Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	100% AUSA Holding, LLC	Retirement plan services.
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	100% Money Services, Inc.	Travel and conference services
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Transamerica Ventures, LLC	Delaware	100% AUSA Holding, LLC	Investments
Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	100% AUSA Holding, LLC	Third party administrator
WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non-AEGON affiliate (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware

Members are: Transamerica Life Insurance Company (74.22%~~)~~; Transamerica Premier Life Insurance Company (16.31%); Transamerica Financial Life Insurance Company (9.47%) Manager: AEGON USA Investment Management LLC

Aggregating vehicle formed to hold various fund investments.

Item 27. Number of Contracts

The Number of Contracts in force as of March 31, 2016 was 5,484.

Item 28. Indemnification

The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

Amended And Restated By-Laws Of Transamerica Advisors Life Insurance Company, Article VI

Sections 1, 2, 3 And 4 - Indemnification Of Directors, Officers, Employees And Incorporators

Section 1. Actions Other Than By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Section 2. Actions By Or In The Right Of The Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

Section 3. Right To Indemnification. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith.

Section 4. Determination Of Right To Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

Other Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event of a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., Transamerica Partners Funds Group, Transamerica Partners Funds Group II, Transamerica Partners Portfolios, Transamerica Partners Variable Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

William McCauley	(6)	Director, Vice President and Chief Financial Officer

David W. Hopewell	(2)	Director

David R. Paulsen	(1)	Director, Chief Executive Officer, President and Chief Sales Officer

Blake S. Bostwick	(1)	Chief Marketing Officer and Chief Operations Officer

Rick B. Resnik	(3)	Chief Compliance Officer

Amy Angle	(5)	Assistant Vice President

Bonnie Howe	(1)	Vice President

Alison Ryan	(4)	Vice President and Assistant Secretary

Ayla Nazli	(4)	Assistant Secretary

Brenda L. Smith	(1)	Assistant Vice President

Arthur D. Woods	(6)	Assistant Vice President

Marc Cahn	(3)	Secretary

Jeffrey T. McGlaun	(5)	Assistant Treasurer

C. Michiel Van Katwijk	(5)	Treasurer

(1)	1801 California Street, Suite 5200, Denver, CO 80202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	440 Mamaroneck Avenue, Harrison, NY 10528
(6)	1150 S. Olive St., Los Angeles, CA 90015
(5)	100 Light Street, Floor B1, Baltimore, MD 21202
(6)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$7,420,382	0	0	0

(1)	Fiscal Year 2015

Item 30. Location of Accounts and Records

All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Manager Regulatory Filing Unit, Transamerica Advisors Life Insurance Company at 4333 Edgewood Road, NE, Cedar Rapids Iowa 52499-0001;

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Transamerica Advisors Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Advisors Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2016.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

TRANSAMERICA ADVISORS LIFE INSURANCE COMPANY Depositor

*
Blake S. Bostwick
President and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 25 , 2016

* Mark W. Mullin	Director	April 25 , 2016

* David Schulz	Director and Vice President - Tax	April 25 , 2016

* Michiel van Katwijk	Director, Senior Vice President, Chief Financial Officer and Treasurer	April 25 , 2016
* Jay Orlandi	Director, Secretary, General Counsel and Senior Vice President	April 25 , 2016
* Katherine A. Schulze	Director, Deputy General Counsel and Chief Compliance Officer	April 25 , 2016
__/s/ Alison Ryan _ Alison Ryan		April 25 , 2016

*By: Alison Ryan - Attorney-in-Fact pursuant to Powers of Attorney filed herewith.

Registration No.

333-119364

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT D

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

8(q)(4)	Schedule A Revision 8-3-2015 (Oppenheimer)
8(dddd)(8)	Schedule A Revision 10-1-2015 (Transamerica Funds)
8(dddd)(9)	Schedule A Revision 3-1-2016 (Transamerica Funds)
9	Opinion and Consent of Counsel
10	Consent of Independent Registered Public Accounting Firm
13	Powers of Attorney

* Page numbers included only in manually executed original.